UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Austria ETF | EWO | NYSE Arca
•	iShares MSCI Belgium ETF | EWK | NYSE Arca
•	iShares MSCI France ETF | EWQ | NYSE Arca
•	iShares MSCI Netherlands ETF | EWN | NYSE Arca
•	iShares MSCI Sweden ETF | EWD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers. Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds. The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 28, 2022	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.93)%	7.60%	7.75%	5.51%	7.60%	45.27%	71.03%
Fund Market	(10.98)	6.93	7.61	5.37	6.93	44.28	68.74
Index	(9.26)	8.48	7.95	5.66	8.48	46.59	73.47

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$900.70	$2.31	$1,000.00	$1,022.40	$2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Financials	31.3%
Utilities	15.0
Industrials	13.6
Energy	12.4
Materials	12.1
Real Estate	9.2
Information Technology	2.8
Communication Services	2.7
Consumer Staples	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Erste Group Bank AG	19.6%
Verbund AG	12.8
OMV AG	11.1
voestalpine AG	4.9
BAWAG Group AG	4.5
ANDRITZ AG	4.4
Wienerberger AG	4.4
IMMOFINANZ AG	4.0
Raiffeisen Bank International AG	2.9
Lenzing AG	2.9

4	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2022	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.64)%	7.29%	5.13%	8.32%	7.29%	28.43%	122.27%
Fund Market	(8.13)	6.95	5.07	8.28	6.95	28.03	121.62
Index	(7.29)	2.95	4.26	8.22	2.95	23.17	120.33

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$923.60	$2.38	$1,000.00	$1,022.30	$2.51	0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Consumer Staples	24.0%
Financials	22.1
Health Care	16.7
Real Estate	12.1
Materials	9.8
Communication Services	3.5
Industrials	3.5
Utilities	2.4
Information Technology	2.4
Consumer Discretionary	2.3
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Anheuser-Busch InBev SA/NV	22.5%
KBC Group NV	8.8
UCB SA	6.7
Argenx SE	6.5
Groupe Bruxelles Lambert SA	4.5
Solvay SA	4.0
Ageas SA/NV	4.0
Umicore SA	3.9
Sofina SA	3.2
Warehouses De Pauw CVA	2.9

FUND SUMMARY	5

Fund Summary as of February 28, 2022	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.81	)%(a)	8.34%	9.93%	7.59%	8.34%	60.51%	107.77%
Fund Market	(6.11)		8.39	9.89	7.58	8.39	60.22	107.69
Index	(5.78)		7.96	9.84	7.52	7.96	59.87	106.54

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$941.90	$3.56	$1,000.00	$1,021.10	$3.71	0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Consumer Discretionary	22.3%
Industrials	21.7
Consumer Staples	11.0
Financials	9.7
Health Care	8.4
Energy	7.0
Information Technology	6.4
Materials	5.8
Communication Services	3.2
Utilities	3.1
Real Estate	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
LVMH Moet Hennessy Louis Vuitton SE	11.1%
TotalEnergies SE	7.0
Sanofi	6.5
L’Oreal SA	5.4
Schneider Electric SE	4.6
Air Liquide SA	4.3
Airbus SE	4.1
BNP Paribas SA	3.6
Vinci SA	3.1
AXA SA	2.9

6	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2022	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.83)%	(0.83)%	13.10%	10.85%	(0.83)%	85.07%	180.13%
Fund Market	(18.81)	(1.69)	12.90	10.78	(1.69)	83.40	178.43
Index	(17.33)	(0.06)	13.71	11.26	(0.06)	90.08	190.73

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$821.70	$2.21	$1,000.00	$1,022.40	$2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	33.6%
Industrials	14.1
Financials	12.0
Consumer Staples	11.3
Consumer Discretionary	10.0
Materials	8.5
Health Care	4.3
Communication Services	3.8
Real Estate	1.2
Energy	1.1
Utilities	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
ASML Holding NV	24.4%
Prosus NV	7.7
ING Groep NV	6.1
Adyen NV	5.5
Koninklijke DSM NV	4.5
Koninklijke Ahold Delhaize NV	4.4
Koninklijke Philips NV	4.0
Wolters Kluwer NV	3.7
Heineken NV	3.3
Akzo Nobel NV	2.5

FUND SUMMARY	7

Fund Summary as of February 28, 2022	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.25)%	(5.03)%	8.52%	6.43%	(5.03)%	50.48%	86.43%
Fund Market	(18.58)	(5.00)	8.51	6.45	(5.00)	50.46	86.83
Index	(17.19)	(4.47)	8.27	6.06	(4.47)	48.80	80.13

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$817.50	$2.34	$1,000.00	$1,022.20	$2.61	0.52%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Industrials	37.4%
Financials	28.4
Information Technology	10.3
Consumer Discretionary	6.4
Consumer Staples	4.9
Materials	3.9
Communication Services	3.8
Real Estate	2.0
Health Care	1.6
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Investor AB, Class B	6.6%
Nordea Bank Abp	6.3
Atlas Copco AB, Class A	6.2
Volvo AB, Class B	4.9
Telefonaktiebolaget LM Ericsson, Class B	4.8
Assa Abloy AB, Class B	4.7
Hexagon AB, Class B	4.7
Sandvik AB	4.3
Evolution AB	3.5
Skandinaviska Enskilda Banken AB, Class A	3.3

8	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
FACC AG(a)(b)	62,356	$595,554

Air Freight & Logistics — 2.7%
Oesterreichische Post AG(b)	47,597	1,934,476

Banks — 26.7%
BAWAG Group AG(c)	58,692	3,168,772
Erste Group Bank AG	385,242	13,694,128
Raiffeisen Bank International AG	123,544	2,013,140

		18,876,040

Chemicals — 2.8%
Lenzing AG(a)	18,149	2,000,166

Commercial Services & Supplies — 1.6%
DO & CO AG(a)(b)	11,633	1,150,903

Construction & Engineering — 0.9%
Poor AG.(a)	44,881	602,918

Construction Materials — 4.3%
Wienerberger AG	102,238	3,057,394

Diversified Telecommunication Services — 2.7%
Telekom Austria AG	234,251	1,914,747

Electric Utilities — 14.8%
EVN AG	54,643	1,516,670
Verbund AG	73,928	8,916,938

		10,433,608

Electrical Equipment — 0.9%
Zumtobel Group AG	69,492	626,460

Electronic Equipment, Instruments & Components — 2.8%
AT&S Austria Technologie & Systemtechnik AG	35,851	1,967,125

Energy Equipment & Services — 1.3%
Schoeller-Bleckmann Oilfield Equipment AG(a)	21,110	904,064

Food Products — 0.9%
Agrana Beteiligungs AG	32,835	608,940

Insurance — 4.2%
UNIQA Insurance Group AG	182,954	1,464,254
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,097	1,495,031

		2,959,285

Security	Shares	Value

Machinery — 6.5%
ANDRITZ AG	68,869	$3,087,341
Palfinger AG	26,395	785,309
Semperit AG Holding	22,973	722,971

		4,595,621

Metals & Mining — 4.8%
voestalpine AG	102,953	3,402,701

Oil, Gas & Consumable Fuels — 10.9%
OMV AG	162,166	7,719,666

Real Estate Management & Development — 9.1%
CA Immobilien Anlagen AG	57,375	1,962,994
IMMOFINANZ AG	107,502	2,769,931
S IMMO AG	66,366	1,701,064

		6,433,989

Total Common Stocks — 98.8% (Cost: $74,939,601)		69,783,657

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	2,040,642	2,041,050
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	80,000	80,000

		2,121,050

Total Short-Term Investments — 3.0% (Cost: $2,120,983)		2,121,050

Total Investments in Securities — 101.8% (Cost: $77,060,584)		71,904,707

Other Assets, Less Liabilities — (1.8)%		(1,271,748)

Net Assets — 100.0%		$70,632,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,252,894	$—		$(210,992)(a)	$(595)	$(257)	$2,041,050	2,040,642	$22,798	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	50,000	(a)	—	—	—	80,000	80,000	2		—

					$(595)	$(257)	$2,121,050		$22,800		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	03/18/22	$831	$(59,819)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$59,819

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$45,780

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(74,658)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,035,402

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Austria ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,920,078	$63,863,579	$—	$69,783,657
Money Market Funds	2,121,050	—	—	2,121,050

	$8,041,128	$63,863,579	$—	$71,904,707

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(59,819)	$—	$(59,819)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
bpost SA(a)	15,458	$104,129

Banks — 9.7%
KBC Ancora	4,987	224,493
KBC Group NV	29,353	2,114,794

		2,339,287

Beverages — 22.4%
Anheuser-Busch InBev SA/NV	87,362	5,390,917

Biotechnology — 8.2%
Argenx SE(a)	5,370	1,554,847
Galapagos NV(a)	6,146	405,976

		1,960,823

Capital Markets — 0.7%
Gimv NV	2,872	170,424

Chemicals — 8.9%
Recticel SA	6,966	144,588
Solvay SA	8,605	959,634
Tessenderlo Group SA(a)	2,874	105,488
Umicore SA	22,682	927,913

		2,137,623

Construction & Engineering — 3.0%
Ackermans & van Haaren NV	3,045	568,425
Cie d’Entreprises CFE	1,231	163,621

		732,046

Distributors — 2.0%
D’ieteren Group	2,897	467,995

Diversified Financial Services — 7.6%
Groupe Bruxelles Lambert SA	10,374	1,077,197
Sofina SA	1,952	758,070

		1,835,267

Diversified Telecommunication Services — 1.7%
Proximus SADP	20,118	399,951

Electric Utilities — 2.4%
Elia Group SA/NV	4,022	579,019

Electronic Equipment, Instruments & Components — 0.9%
Barco NV	9,727	221,961

Entertainment — 0.6%
Kinepolis Group NV(a)	2,305	148,163

Equity Real Estate Investment Trusts (REITs) — 10.0%
Aedifica SA	4,258	481,895
Befimmo SA	3,541	188,166
Cofinimmo SA	3,410	445,911
Intervest Offices & Warehouses NV	3,632	106,900
Montea NV	1,500	186,822
Retail Estates NV	1,630	129,781
Warehouses De Pauw CVA	17,542	689,666
Xior Student Housing NV	3,128	170,278

		2,399,419

Food & Staples Retailing — 1.2%
Etablissements Franz Colruyt NV	7,207	288,257

Health Care Equipment & Supplies — 0.4%
Ion Beam Applications	4,213	87,010

Security	Shares	Value

Health Care Providers & Services — 0.7%
Fagron	8,986	$156,311

Health Care Technology — 0.4%
AGFA-Gevaert NV(a)	23,524	95,381

Insurance — 4.0%
Ageas SA/NV	19,823	953,608

IT Services — 0.4%
Econocom Group SA/NV	24,388	99,047

Media — 0.9%
Telenet Group Holding NV	6,406	222,988

Metals & Mining — 0.9%
Bekaert SA	5,105	222,111

Oil, Gas & Consumable Fuels — 1.2%
Euronav NV	26,728	297,600

Personal Products — 0.3%
Ontex Group NV(a)	10,943	78,051

Pharmaceuticals — 7.0%
Mithra Pharmaceuticals SA(a)	3,736	75,571
UCB SA	14,805	1,615,769

		1,691,340

Real Estate Management & Development — 2.0%
Immobel SA	856	69,770
Shurgard Self Storage SA	2,762	158,222
VGP NV	1,022	260,964

		488,956

Semiconductors & Semiconductor Equipment — 1.0%
Melexis NV	2,747	250,752

Textiles, Apparel & Luxury Goods — 0.3%
Van de Velde NV	1,837	71,643

Wireless Telecommunication Services — 0.3%
Orange Belgium SA	3,195	69,754

Total Common Stocks — 99.5% (Cost: $29,911,177)		23,959,833

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(b)(c)	79,565	79,581

Total Short-Term Investments — 0.3% (Cost: $79,581)		79,581

Total Investments in Securities — 99.8% (Cost: $29,990,758)		24,039,414

Other Assets, Less Liabilities — 0.2%		39,161

Net Assets — 100.0%		$24,078,575

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Belgium ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,177	$—	$(45,568	)(a)	$10	$(38)	$79,581	79,565	$5,984	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	—		—

					$10	$(38)	$79,581		$5,984		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/18/22	$88	$(8,032)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,032

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,269

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,828)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$124,642

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$277,178	$23,682,655	$—	$23,959,833
Money Market Funds	79,581	—	—	79,581

	$356,759	$23,682,655	$—	$24,039,414

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(8,032)	$—	$(8,032)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.3%
Airbus SE(a)	250,280	$31,955,516
Dassault Aviation SA	10,638	1,583,040
Safran SA	145,267	18,470,283
Thales SA	45,140	5,160,534

		57,169,373

Auto Components — 1.8%
Cie. Generale des Etablissements Michelin SCA	71,926	9,901,156
Faurecia SE	51,488	1,938,730
Valeo	98,544	2,173,298

		14,013,184

Automobiles — 0.3%
Renault SA(a)	81,337	2,548,938

Banks — 5.7%
BNP Paribas SA	477,617	27,713,498
Credit Agricole SA	526,119	6,701,885
Societe Generale SA	344,158	9,731,939

		44,147,322

Beverages — 2.7%
Pernod Ricard SA	88,845	19,394,882
Remy Cointreau SA	9,614	1,850,242

		21,245,124

Building Products — 1.7%
Cie. de Saint-Gobain	214,651	13,309,452

Capital Markets — 0.7%
Amundi SA(b)	26,169	1,814,974
Euronext NV(b)	36,250	3,272,338

		5,087,312

Chemicals — 4.7%
Air Liquide SA	201,161	33,413,867
Arkema SA	25,976	3,444,864

		36,858,731

Construction & Engineering — 4.0%
Bouygues SA	97,888	3,500,284
Eiffage SA	35,244	3,590,094
Vinci SA	228,614	23,970,499

		31,060,877

Diversified Financial Services — 0.3%
Eurazeo SE	16,757	1,294,321
Wendel SE	11,596	1,177,208

		2,471,529

Diversified Telecommunication Services — 1.3%
Orange SA	847,793	10,251,251

Electric Utilities — 0.2%
Electricite de France SA	200,448	1,812,156

Electrical Equipment — 5.9%
Legrand SA	113,558	10,713,067
Schneider Electric SE	229,510	35,559,383

		46,272,450

Entertainment — 0.5%
Bollore SA	374,183	1,893,406
Ubisoft Entertainment SA(a)	40,014	2,145,429

		4,038,835

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.4%
Covivio	22,012	$1,800,811
Gecina SA	19,421	2,468,042
Klepierre SA	85,997	2,458,185
Unibail-Rodamco-Westfield(a)	53,280	4,061,311

		10,788,349

Food & Staples Retailing — 0.7%
Carrefour SA	263,506	5,297,590

Food Products — 2.2%
Danone SA	277,076	16,857,090

Health Care Equipment & Supplies — 0.3%
BioMerieux	17,525	1,926,195

Health Care Providers & Services — 0.1%
Orpea SA	21,866	905,476

Hotels, Restaurants & Leisure — 0.9%
Accor SA(a)	72,012	2,459,444
La Francaise des Jeux SAEM(b)	40,408	1,675,004
Sodexo SA	37,435	3,125,326

		7,259,774

Household Durables — 0.2%
SEB SA	11,702	1,701,889

Insurance — 3.1%
AXA SA	826,458	22,361,980
CNP Assurances	72,636	1,770,376

		24,132,356

IT Services — 3.1%
Capgemini SE	68,024	14,239,432
Edenred	105,619	4,806,178
Worldline SA/France(a)(b)	100,883	5,144,348

		24,189,958

Life Sciences Tools & Services — 1.3%
Eurofins Scientific SE	57,053	5,789,616
Sartorius Stedim Biotech	11,697	4,485,453

		10,275,069

Machinery — 0.4%
Alstom SA	134,268	3,415,765

Media — 1.4%
Publicis Groupe SA	97,039	6,440,063
Vivendi SE	328,296	4,144,334

		10,584,397

Metals & Mining — 1.1%
ArcelorMittal SA	271,194	8,414,777

Multi-Utilities — 2.8%
Engie SA	775,511	12,355,788
Veolia Environnement SA	278,506	9,710,580

		22,066,368

Oil, Gas & Consumable Fuels — 7.0%
TotalEnergies SE	1,064,866	54,249,811

Personal Products — 5.4%
L’Oreal SA	106,534	42,115,469

Pharmaceuticals — 6.7%
Ipsen SA	16,220	1,887,353

16	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi	482,750	$50,463,065

		52,350,418

Professional Services — 1.6%
Bureau Veritas SA	124,429	3,557,777
Teleperformance	24,946	9,256,514

		12,814,291

Semiconductors & Semiconductor Equipment — 1.6%
STMicroelectronics NV	289,847	12,167,198

Software — 1.8%
Dassault Systemes SE	282,129	13,608,849

Textiles, Apparel & Luxury Goods — 19.0%
EssilorLuxottica SA	122,020	21,301,058
Hermes International	13,459	18,560,454
Kering SA	31,868	22,104,713
LVMH Moet Hennessy Louis Vuitton SE	117,853	86,610,753

		148,576,978

Transportation Infrastructure — 0.6%
Aeroports de Paris(a)	12,762	1,804,413
Getlink SE	186,190	3,036,635

		4,841,048

Total Common Stocks — 99.8% (Cost: $810,589,725)		778,825,649

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.03%(c)(d)	4,800,000	$4,800,000

Total Short-Term Investments — 0.6% (Cost: $4,800,000)		4,800,000

Total Investments in Securities — 100.4% (Cost: $815,389,725)		783,625,649

Other Assets, Less Liabilities — (0.4)%		(3,311,450)

Net Assets — 100.0%		$780,314,199

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$21,424	$—		$(21,363	)(b)	$(61)	$—	$—	—	$9,038	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	4,450,000	(b)	—		—	—	4,800,000	4,800,000	243		—

						$(61)	$—	$4,800,000		$9,281		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	24	03/18/22	$1,777	$(86,459)

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$86,459

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(199,474)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(54,066)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,552,389

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$778,825,649	$—	$778,825,649
Money Market Funds	4,800,000	—	—	4,800,000

	$4,800,000	$778,825,649	$—	$783,625,649

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(86,459)	$—	$(86,459)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
InPost SA(a)	151,096	$933,109
PostNL NV	468,017	1,881,655

		2,814,764

Banks — 7.1%
ABN AMRO Bank NV, CVA(b)	271,274	3,609,903
ING Groep NV	1,969,195	22,997,223

		26,607,126

Beverages — 6.0%
Coca-Cola Europacific Partners PLC	117,139	5,998,688
Heineken Holding NV	50,690	4,139,800
Heineken NV	122,185	12,394,259

		22,532,747

Biotechnology — 0.3%
Pharming Group NV(a)(c)	1,186,867	1,061,668

Capital Markets — 0.7%
Flow Traders(b)	40,411	1,387,070
Van Lanschot Kempen NV	51,836	1,311,434

		2,698,504

Chemicals — 8.1%
Akzo Nobel NV	100,462	9,558,166
Corbion NV	47,042	1,741,380
Koninklijke DSM NV	90,519	16,996,212
OCI NV(a)	78,713	2,231,217

		30,526,975

Construction & Engineering — 1.9%
Arcadis NV	56,833	2,597,463
Boskalis Westminster	69,299	2,001,290
Fugro NV(a)	160,464	1,544,722
Koninklijke BAM Groep NV(a)	385,789	1,085,375

		7,228,850

Distributors — 0.1%
B&S Group Sarl(b)	55,571	450,701

Diversified Financial Services — 0.0%
SNS REAAL NV(c)(d)	63,320	1

Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,914,076	6,550,222

Electric Utilities — 0.1%
Fastned BV(a)(c)	7,875	303,568

Electrical Equipment — 2.2%
Alfen Beheer BV(a)(b)(c)	19,855	1,934,967
SIF Holding NV	24,026	297,046
Signify NV(b)	80,502	4,117,982
TKH Group NV	35,814	1,983,800

		8,333,795

Energy Equipment & Services — 0.5%
SBM Offshore NV	131,381	2,001,236

Entertainment — 2.1%
Universal Music Group NV	338,765	7,734,861

Equity Real Estate Investment Trusts (REITs) — 1.2%
Eurocommercial Properties NV	56,573	1,405,020
NSI NV	33,300	1,324,587
Vastned Retail NV	21,511	611,169

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Wereldhave NV	64,583	$1,179,072

		4,519,848

Food & Staples Retailing — 4.7%
Koninklijke Ahold Delhaize NV	542,325	16,683,133
Sligro Food Group NV(a)	45,883	1,170,279

		17,853,412

Food Products — 0.6%
ForFarmers NV	60,836	248,164
JDE Peet’s NV	65,178	2,139,745

		2,387,909

Health Care Equipment & Supplies — 4.0%
Koninklijke Philips NV	442,299	15,108,345

Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)(c)	44,107	2,012,673

Insurance — 4.3%
Aegon NV	1,046,145	5,167,739
ASR Nederland NV	87,271	3,771,938
NN Group NV	148,610	7,132,519

		16,072,196

Internet & Direct Marketing Retail — 8.9%
Just Eat Takeaway.com NV(a)(b)	107,601	4,354,845
Prosus NV	468,522	29,086,604

		33,441,449

IT Services — 5.5%
Adyen NV(a)(b)	9,926	20,688,487

Leisure Products — 0.5%
Accell Group NV(a)	26,930	1,737,979

Machinery — 1.0%
Aalberts NV	64,130	3,578,030

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	38,677	1,532,107

Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	57,316	2,123,983

Professional Services — 5.7%
Brunel International NV	38,155	453,982
Intertrust NV(a)(b)	87,327	1,900,915
Randstad NV	71,353	4,862,612
Wolters Kluwer NV	137,939	14,054,569

		21,272,078

Semiconductors & Semiconductor Equipment — 27.7%
ASM International NV	25,815	8,337,403
ASML Holding NV	137,683	92,113,201
BE Semiconductor Industries NV	43,805	3,741,872

		104,192,476

Software — 0.4%
CM.Com NV(a)	21,680	487,460
TomTom NV(a)(c)	124,853	1,042,325

		1,529,785

Trading Companies & Distributors — 2.6%
AerCap Holdings NV(a)(c)	80,121	4,360,986

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
IMCD NV	33,720	$5,477,521

		9,838,507

Total Common Stocks — 100.1% (Cost: $389,049,224)		376,734,282

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.09%(e)(f)(g)	5,594,376	5,595,494
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.03%(e)(f)	140,000	140,000

		5,735,494

Total Short-Term Investments — 1.5% (Cost: $5,735,402)		5,735,494

Total Investments in Securities — 101.6% (Cost: $394,784,626)		382,469,776

Other Assets, Less Liabilities — (1.6)%		(5,966,698)

Net Assets — 100.0%		$376,503,078

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,087,917	$2,508,823	(a)	$—	$(936)	$(310)	$5,595,494	5,594,376	$49,454	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	20,000	(a)	—	—	—	140,000	140,000	6		—

					$(936)	$(310)	$5,735,494		$49,460		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(5,396)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(367)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$466,377

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Netherlands ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,359,674	$366,374,607	$1	$376,734,282
Money Market Funds	5,735,494	—	—	5,735,494

	$16,095,168	$366,374,607	$1	$382,469,776

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.6%
Nordea Bank Abp	3,445,785	$38,122,523
Skandinaviska Enskilda Banken AB, Class A	1,749,393	20,153,650
Svenska Handelsbanken AB, Class A	1,569,128	14,917,397
Swedbank AB, Class A	974,034	15,737,541

		88,931,111

Building Products — 6.9%
Assa Abloy AB, Class B	1,077,356	28,278,107
Nibe Industrier AB, Class B	1,534,982	13,664,049

		41,942,156

Capital Markets — 1.7%
EQT AB	317,683	10,632,860

Commercial Services & Supplies — 0.7%
Securitas AB, Class B	338,109	4,093,444

Communications Equipment — 4.7%
Telefonaktiebolaget LM Ericsson, Class B	3,137,354	28,869,601

Construction & Engineering — 1.4%
Skanska AB, Class B	365,251	8,266,830

Diversified Financial Services — 11.6%
Industrivarden AB, Class A	140,344	3,875,592
Industrivarden AB, Class C	174,661	4,734,143
Investor AB	535,465	11,840,462
Investor AB, Class B	1,958,376	39,877,377
Kinnevik AB, Class B(a)	259,981	6,619,199
L E Lundbergforetagen AB, Class B	82,048	3,961,876

		70,908,649

Diversified Telecommunication Services — 1.7%
Telia Co. AB	2,859,933	10,633,723

Electronic Equipment, Instruments & Components — 4.6%
Hexagon AB, Class B	2,091,931	28,261,305

Entertainment — 0.9%
Embracer Group AB(a)	601,382	5,162,344

Health Care Equipment & Supplies — 1.6%
Getinge AB, Class B	246,085	9,551,674

Hotels, Restaurants & Leisure — 3.5%
Evolution AB(b)	185,028	21,215,140

Household Durables — 0.7%
Electrolux AB, Class B	241,978	4,332,654

Household Products — 2.8%
Essity AB, Class B	654,156	16,835,310

Industrial Conglomerates — 1.7%
Investment AB Latour, Class B	158,924	4,389,938
Lifco AB, Class B	250,280	5,689,252

		10,079,190

Machinery — 26.3%
Alfa Laval AB	337,773	10,954,287
Atlas Copco AB, Class A	721,801	37,016,919
Atlas Copco AB, Class B	419,602	18,959,795
Epiroc AB, Class A	709,025	13,323,042

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class B	418,706	$6,787,381
Husqvarna AB, Class B	449,260	5,410,938
Sandvik AB	1,213,490	26,153,760
SKF AB, Class B	410,382	7,577,368
Volvo AB, Class A	214,605	4,193,712
Volvo AB, Class B	1,536,676	29,556,222

		159,933,424

Metals & Mining — 2.1%
Boliden AB	293,667	13,062,435

Oil, Gas & Consumable Fuels — 1.3%
Lundin Energy AB	214,897	7,929,493

Paper & Forest Products — 1.7%
Svenska Cellulosa AB SCA, Class B	652,010	10,637,893

Real Estate Management & Development — 1.9%
Fastighets AB Balder, Class B(a)(c)	113,034	7,046,440
Sagax AB, Class B	172,782	4,698,188

		11,744,628

Software — 0.8%
Sinch AB(a)(b)	560,803	4,730,597

Specialty Retail — 2.2%
H & M Hennes & Mauritz AB, Class B	784,167	13,087,042

Tobacco — 2.0%
Swedish Match AB	1,700,643	12,363,238

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	537,742	7,125,706

Total Common Stocks — 98.6% (Cost: $680,180,187)		600,330,447

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	901,732	901,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	9,120,000	9,120,000

		10,021,912

Total Short-Term Investments — 1.6% (Cost: $10,021,912)		10,021,912

Total Investments in Securities — 100.2% (Cost: $690,202,099)		610,352,359

Other Assets, Less Liabilities — (0.2)%		(1,412,979)

Net Assets — 100.0%		$608,939,380

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$901,912	(a)	$—	$—	$—	$901,912	901,732	$81	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	8,860,000	(a)	—	—	—	9,120,000	9,120,000	328		—

					$—	$—	$10,021,912		$409		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS30 Index	386	03/18/22	$8,620	$(549,191)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,495,243	EUR	1,323,593	SCB	03/18/22	$10,208
USD	7,211,573	SEK	65,533,800	SCB	03/18/22	290,082

						300,290

EUR	164,384	USD	186,027	SCB	03/18/22	(1,592)
SEK	76,679,016	USD	8,467,665	SCB	03/18/22	(369,049)

						(370,641)

	Net unrealized depreciation					$(70,351)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$300,290	$300,290

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Sweden ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$549,191	$—	$549,191
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$370,641	$370,641

	$549,191	$370,641	$919,832

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(301,910)	$—	$(301,910)
Forward foreign currency exchange contracts	—	865,231	865,231

	$(301,910)	$865,231	$563,321

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(476,464)	$—	$(476,464)
Forward foreign currency exchange contracts	—	(447,881)	(447,881)

	$(476,464)	$(447,881)	$(924,345)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,291,651
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,151,075
Average amounts sold — in USD	$10,150,222

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$549,191
Forward foreign currency exchange contracts	300,290	370,641

Total derivative assets and liabilities in the Statement of Assets and Liabilities	300,290	919,832
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(549,191)

Total derivative assets and liabilities subject to an MNA	300,290	370,641

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Standard Chartered Bank	$300,290	$(300,290)	$—	$—	$—

24	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Sweden ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Standard Chartered Bank	$370,641	$(300,290)	$—	$—	$70,351

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$600,330,447	$—	$600,330,447
Money Market Funds	10,021,912	—	—	10,021,912

	$10,021,912	$600,330,447	$—	$610,352,359

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$300,290	$—	$300,290
Liabilities
Forward Foreign Currency Exchange Contracts	—	(370,641)	—	(370,641)
Futures Contracts	—	(549,191)	—	(549,191)

	$—	$(619,542)	$—	$(619,542)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$69,783,657	$23,959,833	$778,825,649	$376,734,282
Affiliated(c)	2,121,050	79,581	4,800,000	5,735,494
Cash	—	9,297	6,675	3,214
Foreign currency, at value(d)	86,566	9,635	1,578,101	309,536
Foreign currency collateral pledged:
Futures contracts(e)	74,002	7,848	230,977	28,031
Receivables:
Investments sold	687,529	271,047	503,033	12,951,829
Securities lending income — Affiliated	2,812	360	—	10,582
Dividends	—	14,562	142	3
Tax reclaims	687,797	77,930	1,040,272	—

Total assets	73,443,413	24,430,093	786,984,849	395,772,971

LIABILITIES
Bank overdraft	46,624	—	—	—
Collateral on securities loaned, at value	2,044,324	79,581	—	5,599,651
Payables:
Investments purchased	677,713	261,085	1,430,503	13,513,331
Variation margin on futures contracts	12,466	1,307	53,287	6,746
Investment advisory fees	29,327	9,545	314,987	150,165
Professional fees	—	—	990	—
IRS compliance fee for foreign withholding tax claims	—	—	4,870,883	—

Total liabilities	2,810,454	351,518	6,670,650	19,269,893

NET ASSETS	$70,632,959	$24,078,575	$780,314,199	$376,503,078

NET ASSETS CONSIST OF:
Paid-in capital	$116,449,364	$47,910,237	$883,008,696	$399,058,314
Accumulated loss	(45,816,405)	(23,831,662)	(102,694,497)	(22,555,236)

NET ASSETS	$70,632,959	$24,078,575	$780,314,199	$376,503,078

Shares outstanding	3,150,000	1,200,000	22,000,000	8,700,000

Net asset value	$22.42	$20.07	$35.47	$43.28

Shares authorized	100 million	136.2 million	340.2 million	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$1,935,108	$—	$—	$5,309,647
(b) Investments, at cost — Unaffiliated	$74,939,601	$29,911,177	$810,589,725	$389,049,224
(c) Investments, at cost — Affiliated	$2,120,983	$79,581	$4,800,000	$5,735,402
(d) Foreign currency, at cost	$79,025	$9,773	$1,601,278	$310,707
(e) Foreign currency collateral pledged, at cost	$82,607	$8,015	$239,731	$28,296

See notes to financial statements.

26	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2022

iShares MSCI Sweden ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$600,330,447
Affiliated(c)	10,021,912
Cash	9,846
Foreign currency, at value(d)	142,631
Foreign currency collateral pledged:
Futures contracts(e)	664,896
Receivables:
Investments sold	867,178
Securities lending income — Affiliated	28
Variation margin on futures contracts	130,239
Dividends	275
Tax reclaims	3,284,354
Foreign withholding tax claims	5,411,649
Unrealized appreciation on:
Forward foreign currency exchange contracts	300,290

Total assets	621,163,745

LIABILITIES
Collateral on securities loaned, at value	901,912
Payables:
Investments purchased	93,360
Investment advisory fees	249,200
Professional fees	1,739,234
IRS compliance fee for foreign withholding tax claims	8,870,018
Unrealized depreciation on:
Forward foreign currency exchange contracts	370,641

Total liabilities	12,224,365

NET ASSETS	$608,939,380

NET ASSETS CONSIST OF:
Paid-in capital	$711,751,336
Accumulated loss	(102,811,956)

NET ASSETS	$608,939,380

Shares outstanding	16,050,000

Net asset value	$37.94

Shares authorized	63.6 million

Par value	$0.001

(a) Securities loaned, at value	$870,753
(b) Investments, at cost — Unaffiliated	$680,180,187
(c) Investments, at cost — Affiliated	$10,021,912
(d) Foreign currency, at cost	$92,154
(e) Foreign currency collateral pledged, at cost	$783,428

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations  (unaudited))

Six Months Ended February 28, 2022

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,367,449	$218,908 (a)	$3,371,168	$1,766,111
Dividends — Affiliated	166	8	248	537
Interest — Unaffiliated	492	—	—	—
Securities lending income — Affiliated — net	22,634	5,976	9,033	48,923
Other income — Unaffiliated	—	—	1,041,223	—
Foreign taxes withheld	(131,730)	(33,469)	(1,618,755)	(231,741)
Foreign withholding tax claims	—	—	8,161,260	—
IRS Compliance fee for foreign withholding tax claims	—	—	(3,203,371)	—

Total investment income	1,259,011	191,423	7,760,806	1,583,830

EXPENSES
Investment advisory fees	214,369	76,776	1,832,775	887,758
Professional fees	217	217	920,757	217

Total expenses	214,586	76,993	2,753,532	887,975

Net investment income	1,044,425	114,430	5,007,274	695,855

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,575,879)	(598,644)	(10,680,428)	(714,597)
Investments — Affiliated	(595)	10	(61)	(936)
In-kind redemptions — Unaffiliated	4,122,921	2,197,438	9,091,102	13,163,406
Futures contracts	45,780	4,269	(199,474)	(5,396)
Foreign currency transactions	(434)	(3,672)	(20,159)	(19,821)

Net realized gain (loss)	2,591,793	1,599,401	(1,809,020)	12,422,656

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(10,809,768)	(4,464,449)	(59,246,811)	(83,626,683)
Investments — Affiliated	(257)	(38)	—	(310)
Futures contracts	(74,658)	(10,828)	(54,066)	(367)
Foreign currency translations	(41,714)	(4,742)	(89,244)	(7,393)

Net change in unrealized appreciation (depreciation)	(10,926,397)	(4,480,057)	(59,390,121)	(83,634,753)

Net realized and unrealized loss	(8,334,604)	(2,880,656)	(61,199,141)	(71,212,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,290,179)	$(2,766,226)	$(56,191,867)	$(70,516,242)

(a)	Includes $122,197 related to a special distribution from KBC Group NV.

See notes to financial statements.

28	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2022

iShares MSCI Sweden ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$7,243,407
Dividends — Affiliated	328
Securities lending income — Affiliated — net	81
Other income — Unaffiliated	219,359
Foreign taxes withheld	(1,042,323)
Foreign withholding tax claims	694,433

Total investment income	7,115,285

EXPENSES
Investment advisory fees	1,617,781
Professional fees	97,324

Total expenses	1,715,105

Net investment income	5,400,180

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,715,604)
In-kind redemptions — Unaffiliated	41,676,319
Futures contracts	(301,910)
Forward foreign currency exchange contracts	865,231
Foreign currency transactions	(934,931)

Net realized gain	33,589,105

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(160,328,284)
Futures contracts	(476,464)
Forward foreign currency exchange contracts	(447,881)
Foreign currency translations	(330,708)

Net change in unrealized appreciation (depreciation)	(161,583,337)

Net realized and unrealized loss	(127,994,232)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(122,594,052)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,044,425	$1,595,649	$114,430	$552,137
Net realized gain (loss)	2,591,793	(40,021)	1,599,401	2,042,739
Net change in unrealized appreciation (depreciation)	(10,926,397)	27,074,882	(4,480,057)	5,680,438

Net increase (decrease) in net assets resulting from operations	(7,290,179)	28,630,510	(2,766,226)	8,275,314

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,371,535)	(1,309,857)	(755,110)	(778,166)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,457,184)	19,326,873	(13,401,712)	819,739

NET ASSETS
Total increase (decrease) in net assets	(19,118,898)	46,647,526	(16,923,048)	8,316,887
Beginning of period	89,751,857	43,104,331	41,001,623	32,684,736

End of period	$70,632,959	$89,751,857	$24,078,575	$41,001,623

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,007,274	$17,152,439	$695,855	$2,487,402
Net realized gain (loss)	(1,809,020)	74,041,475	12,422,656	43,329,778
Net change in unrealized appreciation (depreciation)	(59,390,121)	146,352,924	(83,634,753)	71,011,334

Net increase (decrease) in net assets resulting from operations	(56,191,867)	237,546,838	(70,516,242)	116,828,514

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,497,668)	(13,737,972)	(1,273,709)	(2,794,712)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	94,468,148	(347,207,800)	117,858,573	28,881,932

NET ASSETS
Total increase (decrease) in net assets	18,778,613	(123,398,934)	46,068,622	142,915,734
Beginning of period	761,535,586	884,934,520	330,434,456	187,518,722

End of period	$780,314,199	$761,535,586	$376,503,078	$330,434,456

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets  (continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,400,180	$10,194,996
Net realized gain	33,589,105	35,585,909
Net change in unrealized appreciation (depreciation)	(161,583,337)	93,813,419

Net increase (decrease) in net assets resulting from operations	(122,594,052)	139,594,324

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,778,162)	(14,882,668)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	98,915,100	282,181,881

NET ASSETS
Total increase (decrease) in net assets	(44,457,114)	406,893,537
Beginning of period	653,396,494	246,502,957

End of period	$608,939,380	$653,396,494

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$25.28		$15.67	$18.89	$22.88	$22.87	$15.58

Net investment income(a)	0.30		0.54	0.06	0.48	0.58	0.53
Net realized and unrealized gain (loss)(b)	(2.78)		9.50	(3.16)	(3.69)	0.11	7.13

Net increase (decrease) from investment operations	(2.48)		10.04	(3.10)	(3.21)	0.69	7.66

Distributions(c)
From net investment income	(0.38)		(0.43)	(0.12)	(0.78)	(0.68)	(0.37)

Total distributions	(0.38)		(0.43)	(0.12)	(0.78)	(0.68)	(0.37)

Net asset value, end of period	$22.42		$25.28	$15.67	$18.89	$22.88	$22.87

Total Return(d)
Based on net asset value	(9.93	)%(e)	64.50%	(16.58)%	(14.07)%	3.03%	49.52%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	2.41	%(g)	2.55%	0.32%	2.34%	2.37%	2.75%

Supplemental Data
Net assets, end of period (000)	$70,633		$89,752	$43,104	$54,767	$146,463	$233,322

Portfolio turnover rate(h)	9	%(e)	14%	16%	17%	19%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$22.28		$17.76		$18.48	$19.70	$20.59	$18.16

Net investment income(a)	0.08	(b)	0.31		0.24	0.44	0.50	0.43
Net realized and unrealized gain (loss)(c)	(1.77)		4.64		(0.60)	(1.22)	(0.77)	2.51

Net increase (decrease) from investment operations	(1.69)		4.95		(0.36)	(0.78)	(0.27)	2.94

Distributions(d)
From net investment income	(0.52)		(0.43)		(0.36)	(0.44)	(0.62)	(0.51)

Total distributions	(0.52)		(0.43)		(0.36)	(0.44)	(0.62)	(0.51)

Net asset value, end of period	$20.07		$22.28		$17.76	$18.48	$19.70	$20.59

Total Return(e)
Based on net asset value	(7.64	)%(f)	27.96	%(g)	(2.02)%	(3.80)%	(1.34)%	16.44%

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.50%		0.51%	0.49%	0.47%	0.49%

Net investment income	0.74	%(b)(i)	1.52%		1.34%	2.43%	2.40%	2.31%

Supplemental Data
Net assets, end of period (000)	$24,079		$41,002		$32,685	$47,305	$59,903	$74,128

Portfolio turnover rate(j)	2	%(f)	16%		18%	11%	13%	8%

(a)	Based on average shares outstanding.
(b)	Includes a special distribution from KBC Group NV. Excluding such special distribution, the net investment income would have been $(0.01) per share and (0.05)% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$38.85		$29.30		$29.41	$31.10	$29.64	$23.84

Net investment income(a)	0.26	(b)	0.72	(b)	0.32	0.83	0.80	0.69
Net realized and unrealized gain (loss)(c)	(2.60)		9.43		(0.18)	(1.67)	1.40	5.69

Net increase (decrease) from investment operations	(2.34)		10.15		0.14	(0.84)	2.20	6.38

Distributions(d)
From net investment income	(1.04)		(0.60)		(0.25)	(0.85)	(0.74)	(0.58)

Total distributions	(1.04)		(0.60)		(0.25)	(0.85)	(0.74)	(0.58)

Net asset value, end of period	$35.47		$38.85		$29.30	$29.41	$31.10	$29.64

Total Return(e)
Based on net asset value	(6.18	)%(b)(f)	34.74	%(b)	0.50%	(2.64)%	7.46%	26.93%

Ratios to Average Net Assets(g)
Total expenses	0.74	%(h)	0.60%		0.51%	0.50%	0.47%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(h)	0.50%		N/A	N/A	N/A	N/A

Net investment income	1.35	%(b)(h)	2.13	%(b)	1.09%	2.84%	2.53%	2.57%

Supplemental Data
Net assets, end of period (000)	$780,314		$761,536		$884,935	$1,129,200	$939,218	$640,201

Portfolio turnover rate(i)	5	%(f)	4%		2%	2%	4%	6%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2022 and year ended August 31, 2021:

•	Net investment income per share by $0.37 and $0.30.
•	Total return by 1.24% and 1.25%.
•	Ratio of net investment income to average net assets by 1.95% and 0.89%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$52.87		$35.38	$30.58	$31.12	$30.56	$24.78

Net investment income(a)	0.09		0.40	0.33	0.88	0.62	0.46
Net realized and unrealized gain (loss)(b)	(9.50)		17.55	4.80	(0.56)	0.62	5.98

Net increase (decrease) from investment operations	(9.41)		17.95	5.13	0.32	1.24	6.44

Distributions(c)
From net investment income	(0.18)		(0.46)	(0.33)	(0.86)	(0.68)	(0.66)

Total distributions	(0.18)		(0.46)	(0.33)	(0.86)	(0.68)	(0.66)

Net asset value, end of period	$43.28		$52.87	$35.38	$30.58	$31.12	$30.56

Total Return(d)
Based on net asset value	(17.83	)%(e)	50.92%	16.88%	1.16%	4.08%	26.44%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income	0.39	%(g)	0.90%	1.03%	2.97%	1.95%	1.74%

Supplemental Data
Net assets, end of period (000)	$376,503		$330,434	$187,519	$133,042	$129,168	$192,540

Portfolio turnover rate(h)	6	%(e)	36%	19%	13%	7%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$47.87		$35.73	$28.25	$31.85	$34.68	$28.54

Net investment income(a)	0.37		0.99	0.34	0.95	1.14	0.86
Net realized and unrealized gain (loss)(b)	(8.89)		12.57	7.65	(3.58)	(2.19)	6.04

Net increase (decrease) from investment operations	(8.52)		13.56	7.99	(2.63)	(1.05)	6.90

Distributions(c)
From net investment income	(1.41)		(1.42)	(0.51)	(0.97)	(1.78)	(0.76)

Total distributions	(1.41)		(1.42)	(0.51)	(0.97)	(1.78)	(0.76)

Net asset value, end of period	$37.94		$47.87	$35.73	$28.25	$31.85	$34.68

Total Return(d)
Based on net asset value	(18.25	)%(e)	38.09%	28.51%	(8.41)%	(2.88)%	24.30%

Ratios to Average Net Assets(f)
Total expenses	0.52	%(g)	0.54%	0.55%	0.55%	0.53%	0.53%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	1.65	%(g)	2.27%	1.09%	3.16%	3.34%	2.74%

Supplemental Data
Net assets, end of period (000)	$608,939		$653,396	$246,503	$205,516	$248,468	$460,315

Portfolio turnover rate(h)	9	%(e)	11%	8%	4%	5%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

38	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
MSCI Austria
BofA Securities, Inc.	$155,708	$155,708	$—	$—
Goldman Sachs & Co. LLC	358,242	358,242	—	—
Morgan Stanley	1,421,158	1,421,158	—	—

	$1,935,108	$1,935,108	$—	$—

MSCI Netherlands
Barclays Capital, Inc.	$3,051,792	$3,051,792	$—	$—
BofA Securities, Inc.	236,515	236,515	—	—
Citigroup Global Markets, Inc.	222,197	217,403	—	(4,794	)(b)
J.P. Morgan Securities LLC	1,031,898	1,031,898	—	—
Macquarie Bank Ltd.	41,616	41,616	—	—
Morgan Stanley	689,386	689,386	—	—
UBS AG	36,243	36,243	—	—

	$5,309,647	$5,304,853	$—	$(4,794)

MSCI Sweden
Morgan Stanley	$870,753	$870,753	$—	$—

	$870,753	$870,753	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

40	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Austria	$5,491
MSCI Belgium	1,370
MSCI France	2,016
MSCI Netherlands	11,381
MSCI Sweden	31

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

42	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Austria	$1,743,652	$1,813,206	$(529,041)
MSCI Belgium	2,550	218,879	(26,421)
MSCI France	2,465,398	2,150,998	(2,025,145)
MSCI Netherlands	13,899,731	1,439,794	(329,057)
MSCI Sweden	12,433,007	21,780,558	(3,500,949)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$7,370,952	$7,795,914
MSCI Belgium	691,606	1,382,132
MSCI France	40,224,061	41,206,384
MSCI Netherlands	22,134,222	21,254,917
MSCI Sweden	54,944,008	61,284,325

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$5,925,988	$16,255,316
MSCI Belgium	3,361,753	16,690,372
MSCI France	147,150,517	53,014,048
MSCI Netherlands	157,615,425	40,009,041
MSCI Sweden	234,973,588	144,683,650

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Austria	$42,339,628
MSCI Belgium	18,348,892
MSCI France	57,740,289
MSCI Netherlands	20,655,123
MSCI Sweden	37,687,462

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$78,244,769	$6,413,622	$(12,813,503)	$(6,399,881)
MSCI Belgium	31,139,218	971,263	(8,079,099)	(7,107,836)
MSCI France	826,263,059	59,225,668	(101,949,537)	(42,723,869)
MSCI Netherlands	396,707,692	29,990,520	(44,228,436)	(14,237,916)
MSCI Sweden	704,276,612	6,175,640	(100,719,435)	(94,543,795)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

44	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI Austria
Shares sold	250,000	$6,002,433	950,000	$22,686,385
Shares redeemed	(650,000)	(16,459,617)	(150,000)	(3,359,512)

Net increase (decrease)	(400,000)	$(10,457,184)	800,000	$19,326,873

MSCI Belgium
Shares sold	160,000	$3,383,071	720,000	$14,720,313
Shares redeemed	(800,000)	(16,784,783)	(720,000)	(13,900,574)

Net increase (decrease)	(640,000)	$(13,401,712)	—	$819,739

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI France
Shares sold	3,800,000	$147,643,058	4,800,000	$167,669,958
Shares redeemed	(1,400,000)	(53,174,910)	(15,400,000)	(514,877,758)

Net increase (decrease)	2,400,000	$94,468,148	(10,600,000)	$(347,207,800)

MSCI Netherlands
Shares sold	3,250,000	$157,949,750	3,750,000	$154,457,636
Shares redeemed	(800,000)	(40,091,177)	(2,800,000)	(125,575,704)

Net increase	2,450,000	$117,858,573	950,000	$28,881,932

MSCI Sweden
Shares sold	5,625,000	$245,792,872	8,850,000	$382,010,407
Shares redeemed	(3,225,000)	(146,877,772)	(2,100,000)	(99,828,526)

Net increase	2,400,000	$98,915,100	6,750,000	$282,181,881

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2022, is $3,672,415 or $0.23 per share.

The iShares MSCI France ETF is expected to seek and the iShares MSCI Sweden ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF and iShares MSCI Sweden ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	47

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Sweden(a)	$1.157127	$—	$0.250291	$1.407418	82%	—%	18%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

48	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

GENERAL INFORMATION	49

Glossary of Terms Used in this Report

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

50	2022 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Eurozone ETF | EZU | Cboe BZX

•	iShares MSCI Germany ETF | EWG | NYSE Arca

•	iShares MSCI Italy ETF | EWI | NYSE Arca

•	iShares MSCI Spain ETF | EWP | NYSE Arca

•	iShares MSCI Switzerland ETF | EWL | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(11.90)%	0.60%	7.14%	6.16%	0.60%	41.18%	81.73%
Fund Market	(12.37)	0.41	7.09	6.13	0.41	40.84	81.38
Index	(11.15)	1.15	7.23	6.25	1.15	41.74	83.31

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$881.00	$2.38		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	16.6%
Industrials	15.4
Financials	15.0
Information Technology	13.4
Consumer Staples	8.1
Health Care	7.7
Materials	7.1
Utilities	6.5
Communication Services	4.3
Energy	4.3
Real Estate	1.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
France	34.5%
Germany	26.0
Netherlands	16.2
Spain	7.3
Italy	6.2
Finland	3.0
Belgium	2.7
Ireland	2.0
Austria	0.7
Liechtenstein	0.5

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(15.40)%	(6.55)%	3.69%	4.82%	(6.55)%	19.84%	60.12%
Fund Market	(16.08)	(6.81)	3.59	4.78	(6.81)	19.27	59.51
Index	(14.67)	(5.69)	4.03	5.07	(5.69)	21.84	63.96

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$846.00	$2.29		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	18.5%
Industrials	17.1
Financials	15.3
Information Technology	12.6
Health Care	11.6
Materials	8.1
Communication Services	5.1
Utilities	4.7
Real Estate	4.0
Consumer Staples	3.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SAP SE	8.7%
Siemens AG	7.9
Allianz SE	6.8
Mercedes-Benz Group AG	4.9
BASF SE	4.5
Deutsche Telekom AG	4.3
Bayer AG	4.2
Deutsche Post AG	3.7
adidas AG	3.3
Infineon Technologies AG	3.3

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.02)%	4.01%	8.37%	4.20%	4.01%	49.45%	50.83%
Fund Market	(6.89)	3.79	8.26	4.14	3.79	48.72	50.04
Index	(5.34)	4.75	8.63	4.31	4.75	51.30	52.49

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$939.80	$2.36		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	28.0%
Utilities	21.7
Consumer Discretionary	17.5
Energy	11.9
Industrials	9.3
Health Care	4.9
Communication Services	2.7
Information Technology	2.2
Consumer Staples	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Enel SpA	15.1%
Intesa Sanpaolo SpA	10.7
Eni SpA	9.9
Stellantis NV	9.4
Ferrari NV	4.7
Assicurazioni Generali SpA	4.4
CNH Industrial NV	4.0
UniCredit SpA	3.5
Moncler SpA	3.5
Terna - Rete Elettrica Nazionale	3.4

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.92)%	(2.43)%	1.85%	1.72%	(2.43)%	9.60%	18.62%
Fund Market	(7.41)	(2.33)	1.84	1.71	(2.33)	9.55	18.45
Index	(5.89)	(1.61)	2.29	2.13	(1.61)	11.98	23.51

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$930.80	$2.35		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	30.6%
Utilities	29.5
Industrials	14.6
Communication Services	9.3
Energy	4.5
Information Technology	4.4
Consumer Discretionary	4.2
Health Care	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Iberdrola SA	17.9%
Banco Santander SA	15.6
Banco Bilbao Vizcaya Argentaria SA	10.9
Cellnex Telecom SA	4.8
Telefonica SA	4.5
Repsol SA	4.5
Ferrovial SA	4.5
Aena SME SA	4.4
Amadeus IT Group SA	4.4
Industria de Diseno Textil SA	4.3

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.84)%	13.60%	11.38%	9.45%	13.60%	71.44%	146.73%
Fund Market	(5.70)	12.94	11.31	9.42	12.94	70.84	145.96
Index	(4.33)	14.20	11.62	9.69	14.20	73.29	152.18

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$951.60	$2.37		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	34.5%
Consumer Staples	23.2
Financials	16.3
Industrials	9.6
Materials	8.1
Consumer Discretionary	5.2
Information Technology	1.4
Communication Services	1.1
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nestle SA	20.8%
Roche Holding AG	14.8
Novartis AG	10.3
Zurich Insurance Group AG	4.3
Cie. Financiere Richemont SA, Class A	4.2
UBS Group AG	4.1
ABB Ltd.	3.5
Lonza Group AG	3.3
Sika AG	3.0
Givaudan SA	2.5

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG	457,592	$16,265,940
OMV AG	196,030	9,331,710
Raiffeisen Bank International AG	199,539	3,251,472
Verbund AG	90,629	10,931,355
voestalpine AG	150,873	4,986,506

		44,766,983

Belgium — 2.6%
Ageas SA/NV	228,793	11,006,352
Anheuser-Busch InBev SA/NV	1,150,755	71,010,567
Elia Group SA/NV	40,283	5,799,262
Etablissements Franz Colruyt NV	68,403	2,735,906
Groupe Bruxelles Lambert SA	144,497	15,004,033
KBC Group NV	331,279	23,867,635
Proximus SADP	202,418	4,024,126
Sofina SA	20,504	7,962,839
Solvay SA	98,613	10,997,375
UCB SA	167,339	18,262,830
Umicore SA	259,405	10,612,174

		181,283,099

Finland — 3.0%
Elisa Oyj	189,289	10,487,962
Fortum Oyj	591,222	12,372,977
Kesko Oyj, Class B	363,479	10,697,077
Kone Oyj, Class B	450,853	26,308,893
Neste Oyj	560,421	21,853,405
Nokia Oyj(a)	7,136,734	38,590,739
Orion Oyj, Class B	141,270	6,633,879
Sampo Oyj, Class A	659,282	31,107,901
Stora Enso Oyj, Class R	774,206	14,744,020
UPM-Kymmene Oyj	707,363	24,441,664
Wartsila OYJ Abp	619,418	6,937,217

		204,175,734

France — 34.5%
Accor SA(a)	222,713	7,606,374
Aeroports de Paris(a)	38,692	5,470,644
Air Liquide SA	628,054	104,322,968
Airbus SE(a)	781,419	99,770,845
Alstom SA	421,255	10,716,687
Amundi SA(b)	79,425	5,508,591
Arkema SA	81,677	10,831,776
AXA SA	2,569,437	69,522,830
BioMerieux	55,114	6,057,651
BNP Paribas SA	1,490,746	86,499,822
Bollore SA	1,176,774	5,954,604
Bouygues SA	304,331	10,882,283
Bureau Veritas SA	391,304	11,188,488
Capgemini SE	212,242	44,428,517
Carrefour SA	819,797	16,481,402
Cie. de Saint-Gobain	669,817	41,532,055
Cie. Generale des Etablissements Michelin SCA	224,861	30,953,813
CNP Assurances	228,434	5,567,681
Covivio	67,817	5,548,136
Credit Agricole SA	1,637,814	20,863,038
Danone SA	865,480	52,655,136
Dassault Aviation SA	32,510	4,837,812
Dassault Systemes SE	882,532	42,570,046
Edenred	330,850	15,055,285
Eiffage SA	110,843	11,290,908

Security	Shares	Value

France (continued)
Electricite de France SA	630,150	$5,696,888
Engie SA	2,417,154	38,511,178
EssilorLuxottica SA	381,270	66,558,387
Eurazeo SE	52,718	4,071,970
Eurofins Scientific SE	177,915	18,054,431
Faurecia SE	156,125	5,878,733
Gecina SA	61,094	7,763,895
Getlink SE	585,548	9,549,897
Hermes International	41,966	57,872,651
Ipsen SA	50,183	5,839,274
Kering SA	99,309	68,884,051
Klepierre SA	270,477	7,731,461
La Francaise des Jeux SAEM(b)	127,111	5,269,041
Legrand SA	355,042	33,494,678
L’Oreal SA	332,578	131,476,135
LVMH Moet Hennessy Louis Vuitton SE	368,066	270,493,524
Orange SA	2,637,084	31,886,806
Orpea SA	69,573	2,881,034
Pernod Ricard SA	277,639	60,608,652
Publicis Groupe SA	301,805	20,029,505
Remy Cointreau SA	30,243	5,820,350
Renault SA(a)	255,814	8,016,697
Safran SA	452,868	57,580,868
Sanofi	1,507,756	157,609,507
Sartorius Stedim Biotech	36,827	14,122,066
Schneider Electric SE	716,064	110,944,160
SEB SA	36,799	5,351,891
Societe Generale SA	1,071,997	30,313,430
Sodexo SA	117,713	9,827,474
Teleperformance	77,928	28,916,125
Thales SA	141,960	16,229,273
TotalEnergies SE	3,324,985	169,392,026
Ubisoft Entertainment SA(a)	124,779	6,690,270
Unibail-Rodamco-Westfield(a)	166,000	12,653,485
Valeo	305,599	6,739,706
Veolia Environnement SA	866,226	30,202,428
Vinci SA	714,318	74,897,245
Vivendi SE	1,032,448	13,033,389
Wendel SE	36,281	3,683,192
Worldline SA/France(a)(b)	316,626	16,145,777

		2,356,838,942

Germany — 24.3%
adidas AG	252,334	59,662,271
Allianz SE, Registered	541,306	122,019,743
Aroundtown SA	1,307,751	8,063,777
BASF SE	1,216,320	80,990,181
Bayer AG, Registered	1,302,394	75,230,138
Bayerische Motoren Werke AG	438,353	42,216,538
Bechtle AG	108,395	5,560,249
Beiersdorf AG	134,132	13,596,691
Brenntag SE	205,595	17,235,539
Carl Zeiss Meditec AG, Bearer	53,546	8,403,223
Commerzbank AG(a)	1,333,351	11,142,967
Continental AG(a)	146,383	12,473,755
Covestro AG(b)	257,076	13,595,647
Daimler Truck Holding AG(a)	547,501	16,685,403
Delivery Hero SE(a)(b)	215,595	11,556,026
Deutsche Bank AG, Registered(a)	2,733,689	33,746,810
Deutsche Boerse AG	252,166	42,924,362
Deutsche Lufthansa AG, Registered(a)	792,095	6,015,994

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	1,313,791	$66,034,024
Deutsche Telekom AG, Registered	4,299,935	77,074,925
E.ON SE	2,980,300	40,536,678
Evonik Industries AG	279,077	8,400,670
Fresenius Medical Care AG & Co. KGaA	272,802	17,502,609
Fresenius SE & Co. KGaA	554,370	19,343,206
GEA Group AG	204,153	8,927,359
Hannover Rueck SE	80,204	14,765,698
HeidelbergCement AG	198,022	12,849,036
HelloFresh SE(a)	219,971	11,998,531
Henkel AG & Co. KGaA	138,292	10,632,873
Infineon Technologies AG	1,730,620	58,557,088
KION Group AG	96,002	7,696,118
Knorr-Bremse AG	96,531	8,510,174
LANXESS AG	106,923	5,208,401
LEG Immobilien SE	95,942	12,337,206
Mercedes-Benz Group AG	1,134,173	88,601,002
Merck KGaA	170,937	33,904,921
MTU Aero Engines AG	71,027	17,002,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	185,937	51,009,418
Nemetschek SE	76,838	6,817,941
Puma SE	140,486	12,883,185
Rational AG	6,778	4,988,347
RWE AG	849,930	39,354,212
SAP SE	1,384,503	156,177,462
Scout24 SE(b)	109,294	6,375,157
Siemens AG, Registered	1,014,035	142,859,624
Siemens Healthineers AG(b)	373,898	23,993,196
Symrise AG	175,809	20,911,873
Telefonica Deutschland Holding AG	1,385,510	3,780,842
Uniper SE	121,742	3,894,667
United Internet AG, Registered	128,016	4,353,610
Volkswagen AG	43,188	11,170,112
Vonovia SE	979,103	51,973,743
Zalando SE(a)(b)	295,846	19,581,057

		1,661,127,162

Ireland — 2.0%
CRH PLC	1,022,357	46,474,536
Flutter Entertainment PLC, Class DI(a)	220,940	31,817,142
Kerry Group PLC, Class A	210,881	25,124,175
Kingspan Group PLC	204,978	20,018,605
Smurfit Kappa Group PLC	327,478	16,354,981

		139,789,439

Italy — 6.2%
Amplifon SpA	165,680	7,110,069
Assicurazioni Generali SpA	1,462,505	28,923,726
Atlantia SpA(a)	659,656	12,134,540
DiaSorin SpA	33,487	5,011,476
Enel SpA	10,786,935	79,488,258
Eni SpA	3,343,804	52,011,891
Ferrari NV	166,764	35,835,639
FinecoBank Banca Fineco SpA	775,708	12,927,811
Infrastrutture Wireless Italiane SpA(b)	447,240	4,566,906
Intesa Sanpaolo SpA	21,888,787	55,954,875
Mediobanca Banca di Credito Finanziario SpA	826,576	8,608,149
Moncler SpA	271,584	16,308,642
Nexi SpA(a)(b)	697,251	9,523,027
Poste Italiane SpA(b)	685,013	7,856,767

Security	Shares	Value

Italy (continued)
Prysmian SpA	335,053	$11,029,731
Recordati Industria Chimica e Farmaceutica SpA	139,132	6,805,152
Snam SpA	2,684,302	14,914,664
Telecom Italia SpA/Milano	13,174,980	5,535,411
Terna - Rete Elettrica Nazionale	1,872,494	15,340,952
UniCredit SpA	2,803,274	35,418,005

		425,305,691

Liechtenstein — 0.5%
ArcelorMittal SA	846,252	26,258,035
Tenaris SA	619,119	7,978,753

		34,236,788

Netherlands — 16.1%
ABN AMRO Bank NV, CVA(b)	562,943	7,491,206
Adyen NV(a)(b)	26,319	54,855,962
Aegon NV	2,378,569	11,749,637
AerCap Holdings NV(a)	178,661	9,724,518
Akzo Nobel NV	248,520	23,644,716
Argenx SE(a)	60,711	17,578,455
ASM International NV	62,096	20,054,984
ASML Holding NV	547,834	366,513,971
CNH Industrial NV	1,355,588	19,282,571
Davide Campari-Milano NV	695,635	7,570,487
Euronext NV(b)	114,016	10,292,383
EXOR NV	142,654	10,808,266
Heineken Holding NV	153,300	12,519,852
Heineken NV	342,909	34,784,163
IMCD NV	75,812	12,315,001
ING Groep NV	5,174,979	60,435,938
InPost SA(a)	272,904	1,685,347
JDE Peet’s NV	135,248	4,440,090
Just Eat Takeaway.com NV(a)(b)	238,918	9,669,528
Koninklijke Ahold Delhaize NV	1,388,193	42,703,928
Koninklijke DSM NV	231,399	43,448,409
Koninklijke KPN NV	4,471,591	15,302,377
Koninklijke Philips NV	1,217,846	41,599,997
NN Group NV	359,445	17,251,521
Prosus NV	1,235,880	76,725,431
QIAGEN NV(a)	303,971	15,272,228
Randstad NV	157,423	10,728,169
Stellantis NV	2,701,861	49,097,887
STMicroelectronics NV	903,810	37,940,137
Universal Music Group NV	961,602	21,955,803
Wolters Kluwer NV	347,146	35,370,615

		1,102,813,577

Portugal — 0.5%
EDP - Energias de Portugal SA	3,694,388	18,037,687
Galp Energia SGPS SA	656,624	7,268,372
Jeronimo Martins SGPS SA	371,332	8,095,663

		33,401,722

Spain — 7.3%
ACS Actividades de Construccion y Servicios SA	341,504	8,298,743
Aena SME SA(a)(b)	99,801	16,288,041
Amadeus IT Group SA(a)	599,520	39,554,289
Banco Bilbao Vizcaya Argentaria SA	8,897,796	52,797,066
Banco Santander SA	23,077,733	76,849,201
CaixaBank SA	5,900,107	19,379,393
Cellnex Telecom SA(b)	678,047	30,669,564
EDP Renovaveis SA	383,585	9,323,867
Enagas SA	213,004	4,501,538

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Endesa SA	422,746	$9,292,557
Ferrovial SA	646,170	17,604,387
Grifols SA	413,967	7,848,857
Iberdrola SA	7,842,046	88,972,598
Industria de Diseno Textil SA	1,467,501	38,280,887
Naturgy Energy Group SA	268,955	7,215,964
Red Electrica Corp. SA	392,304	7,771,721
Repsol SA	1,931,068	25,057,609
Siemens Gamesa Renewable Energy SA(a)	317,296	7,300,915
Telefonica SA	7,019,734	33,525,676

		500,532,873

Switzerland — 0.2%
Siemens Energy AG(a)	531,490	12,640,798

United Kingdom — 0.2%
Coca-Cola Europacific Partners PLC	271,983	13,928,249

Total Common Stocks — 98.1% (Cost: $7,337,243,953)		6,710,841,057

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	76,175	6,160,121
Fuchs Petrolub SE, Preference Shares, NVS	91,426	3,612,304
Henkel AG & Co. KGaA, Preference Shares, NVS	235,771	18,712,600
Porsche Automobil Holding SE, Preference Shares, NVS	202,727	20,233,838

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	34,900	$15,408,807
Volkswagen AG, Preference Shares, NVS	246,290	48,415,094

		112,542,764

Total Preferred Stocks — 1.7% (Cost: $138,584,227)		112,542,764

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	20,330,000	20,330,000

Total Short-Term Investments — 0.3% (Cost: $20,330,000)		20,330,000

Total Investments in Securities — 100.1% (Cost: $7,496,158,180)		6,843,713,821

Other Assets, Less Liabilities — (0.1)%		(5,236,005)

Net Assets — 100.0%		$6,838,477,816

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$7,962,763	$—	$(7,961,296	)(b)	$4,167	$(5,634)	$—	—	$150,765	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,350,000	—	(7,020,000	)(b)	—	—	20,330,000	20,330,000	1,012		—

					$4,167	$(5,634)	$20,330,000		$151,777		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Eurozone ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	294	03/18/22	$12,968	$(441,634)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$441,634

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$659,542

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(454,012)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,618,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$40,338,170	$6,670,502,887	$—	$6,710,841,057
Preferred Stocks	—	112,542,764	—	112,542,764
Money Market Funds	20,330,000	—	—	20,330,000

	$60,668,170	$6,783,045,651	$—	$6,843,713,821

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(441,634)	$—	$(441,634)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	85,469	$20,460,098

Air Freight & Logistics — 3.6%
Deutsche Post AG, Registered	1,583,128	79,571,494

Airlines — 0.3%
Deutsche Lufthansa AG, Registered(a)	950,477	7,218,911

Auto Components — 0.7%
Continental AG(a)	175,207	14,929,939

Automobiles — 7.8%
Bayerische Motoren Werke AG	528,799	50,927,137
Mercedes-Benz Group AG	1,366,916	106,782,763
Volkswagen AG	51,701	13,371,908

		171,081,808

Banks — 0.6%
Commerzbank AG(a)	1,601,418	13,383,234

Capital Markets — 4.2%
Deutsche Bank AG, Registered(a)	3,300,856	40,748,366
Deutsche Boerse AG	303,451	51,654,230

		92,402,596

Chemicals — 7.1%
BASF SE	1,466,908	97,675,894
Covestro AG(b)	307,718	16,273,885
Evonik Industries AG	335,265	10,092,020
LANXESS AG	131,727	6,416,646
Symrise AG	212,124	25,231,417

		155,689,862

Construction Materials — 0.7%
HeidelbergCement AG	237,020	15,379,496

Diversified Telecommunication Services — 4.7%
Deutsche Telekom AG, Registered	5,175,363	92,766,685
Telefonica Deutschland Holding AG	1,677,290	4,577,064
United Internet AG, Registered	155,924	5,302,714

		102,646,463

Electrical Equipment — 0.7%
Siemens Energy AG(a)	636,544	15,139,371

Food & Staples Retailing — 0.7%
HelloFresh SE(a)	263,075	14,349,681

Health Care Equipment & Supplies — 1.8%
Carl Zeiss Meditec AG, Bearer	64,009	10,045,230
Siemens Healthineers AG(b)	450,755	28,925,143

		38,970,373

Health Care Providers & Services — 2.0%
Fresenius Medical Care AG & Co. KGaA	328,128	21,052,250
Fresenius SE & Co. KGaA	669,404	23,356,999

		44,409,249

Household Products — 0.6%
Henkel AG & Co. KGaA	166,365	12,791,325

Independent Power and Renewable Electricity Producers — 0.2%
Uniper SE	145,720	4,661,751

Industrial Conglomerates — 7.9%
Siemens AG, Registered	1,221,787	172,128,212

Security	Shares	Value

Insurance — 10.3%
Allianz SE, Registered	652,302	$147,040,162
Hannover Rueck SE	96,041	17,681,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	223,753	61,383,750

		226,105,230

Interactive Media & Services — 0.4%
Scout24 SE(b)	139,357	8,128,743

Internet & Direct Marketing Retail — 1.7%
Delivery Hero SE(a)(b)	260,473	13,961,515
Zalando SE(a)(b)	355,671	23,540,673

		37,502,188

IT Services — 0.3%
Bechtle AG	130,058	6,671,478

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	368,689	18,523,814

Machinery — 2.6%
Daimler Truck Holding AG(a)	658,165	20,057,951
GEA Group AG	244,255	10,680,970
KION Group AG	114,692	9,194,425
Knorr-Bremse AG	116,079	10,233,526
Rational AG	8,119	5,975,271

		56,142,143

Multi-Utilities — 4.4%
E.ON SE	3,585,698	48,771,024
RWE AG	1,025,996	47,506,577

		96,277,601

Personal Products — 0.7%
Beiersdorf AG	160,549	16,274,529

Pharmaceuticals — 6.0%
Bayer AG, Registered	1,569,035	90,632,113
Merck KGaA	206,415	40,941,892

		131,574,005

Real Estate Management & Development — 4.0%
Aroundtown SA	1,586,373	9,781,800
LEG Immobilien SE	116,016	14,918,527
Vonovia SE	1,178,293	62,547,349

		87,247,676

Semiconductors & Semiconductor Equipment — 3.2%
Infineon Technologies AG	2,085,695	70,571,371

Software — 9.0%
Nemetschek SE	92,458	8,203,926
SAP SE	1,667,744	188,128,177

		196,332,103

Textiles, Apparel & Luxury Goods — 4.0%
adidas AG	304,083	71,897,890
Puma SE	168,157	15,420,738

		87,318,628

Trading Companies & Distributors — 1.0%
Brenntag SE	247,199	20,723,306

Total Common Stocks — 92.9% (Cost: $2,538,789,975)		2,034,606,678

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 4.1%
Bayerische Motoren Werke AG, Preference Shares, NVS .	92,332	$7,466,705
Porsche Automobil Holding SE, Preference Shares, NVS .	244,891	24,442,155
Volkswagen AG, Preference Shares, NVS	296,399	58,265,401

		90,174,261

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	110,819	4,378,535

Health Care Equipment & Supplies — 0.9%
Sartorius AG, Preference Shares, NVS	41,744	18,430,522

Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	283,767	22,521,932

Total Preferred Stocks — 6.2% (Cost: $162,136,666)		135,505,250

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	1,010,000	1,010,000

Total Short-Term Investments — 0.1% (Cost: $1,010,000)		1,010,000

Total Investments in Securities — 99.2% (Cost: $2,701,936,641)		2,171,121,928

Other Assets, Less Liabilities — 0.8%		17,967,443

Net Assets — 100.0%		$2,189,089,371

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$5,585,515	$—	$(5,585,452	)(b)	$(63)	$—	$—	—	$77,057	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	—	(610,000	)(b)	—	—	1,010,000	1,010,000	63		—

					$(63)	$—	$1,010,000		$77,120		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Germany ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DAX Index	46	03/18/22	$18,564	$(1,536,160)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,536,160

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$155,775

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,661,265)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,432,854

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,057,951	$2,014,548,727	$—	$2,034,606,678
Preferred Stocks	—	135,505,250	—	135,505,250
Money Market Funds	1,010,000	—	—	1,010,000

	$21,067,951	$2,150,053,977	$—	$2,171,121,928

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(1,536,160)	$—	$(1,536,160)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 14.0%
Ferrari NV	115,178	$24,750,409
Stellantis NV	2,739,309	49,778,388

		74,528,797

Banks — 19.2%
FinecoBank Banca Fineco SpA	965,364	16,088,584
Intesa Sanpaolo SpA	22,201,361	56,753,916
Mediobanca Banca di Credito Finanziario SpA	1,022,618	10,649,775
UniCredit SpA	1,493,127	18,864,934

		102,357,209

Beverages — 1.8%
Davide Campari-Milano NV	889,188	9,676,894

Diversified Financial Services — 2.5%
EXOR NV	171,924	13,025,926

Diversified Telecommunication Services — 2.7%
Infrastrutture Wireless Italiane SpA(a)	673,007	6,872,283
Telecom Italia SpA/Milano	18,117,197	7,611,863

		14,484,146

Electric Utilities — 18.5%
Enel SpA	10,929,675	80,540,100
Terna - Rete Elettrica Nazionale	2,177,308	17,838,230

		98,378,330

Electrical Equipment — 2.5%
Prysmian SpA	409,136	13,468,497

Energy Equipment & Services — 2.0%
Tenaris SA	825,071	10,632,912

Gas Utilities — 3.3%
Snam SpA	3,112,843	17,295,747

Health Care Equipment & Supplies — 1.4%
DiaSorin SpA	49,951	7,475,385

Health Care Providers & Services — 1.8%
Amplifon SpA	222,226	9,536,710

Insurance — 6.3%
Assicurazioni Generali SpA	1,188,830	23,511,299

Security	Shares	Value

Insurance (continued)
Poste Italiane SpA(a)	878,195	$10,072,470

		33,583,769

IT Services — 2.2%
Nexi SpA(a)(b)	854,412	11,669,526

Machinery — 4.0%
CNH Industrial NV	1,510,477	21,485,790

Oil, Gas & Consumable Fuels — 9.9%
Eni SpA	3,395,886	52,822,011

Pharmaceuticals — 1.7%
Recordati Industria Chimica e Farmaceutica SpA	183,525	8,976,479

Textiles, Apparel & Luxury Goods — 3.5%
Moncler SpA	310,516	18,646,512

Transportation Infrastructure — 2.7%
Atlantia SpA(b)	782,884	14,401,350

Total Common Stocks — 100.0% (Cost: $594,745,250)		532,445,990

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	210,000	210,000

Total Short-Term Investments — 0.0% (Cost: $210,000)		210,000

Total Investments in Securities — 100.0% (Cost: $594,955,250)		532,655,990

Other Assets, Less Liabilities — (0.0)%		(98,355)

Net Assets — 100.0%		$532,557,635

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Italy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$713	(b)	$—		$(713)	$—	$—	—	$1,604	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	—		(240,000	)(b)	—	—	210,000	210,000	16		—

						$(713)	$—	$210,000		$1,620		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(61,242)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,238

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,186,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$532,445,990	$—	$532,445,990
Money Market Funds	210,000	—	—	210,000

	$210,000	$532,445,990	$—	$532,655,990

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.6%
Banco Bilbao Vizcaya Argentaria SA	9,635,943	$57,177,027
Banco Santander SA	24,730,112	82,351,648
CaixaBank SA	6,655,667	21,861,093

		161,389,768

Biotechnology — 2.9%
Grifols SA	805,902	15,279,985

Construction & Engineering — 7.2%
ACS Actividades de Construccion y Servicios SA	602,967	14,652,444
Ferrovial SA	867,455	23,633,120

		38,285,564

Diversified Telecommunication Services — 9.3%
Cellnex Telecom SA(a)	555,066	25,106,861
Telefonica SA	4,979,608	23,782,201

		48,889,062

Electric Utilities — 24.5%
Endesa SA	755,792	16,613,380
Iberdrola SA	8,329,523	94,503,310
Red Electrica Corp. SA	916,571	18,157,690

		129,274,380

Electrical Equipment — 2.9%
Siemens Gamesa Renewable Energy SA(b)	672,350	15,470,634

Gas Utilities — 5.0%
Enagas SA	583,681	12,335,271
Naturgy Energy Group SA(c)	518,502	13,911,218

		26,246,489

IT Services — 4.3%
Amadeus IT Group SA(b)	348,203	22,973,249

Oil, Gas & Consumable Fuels — 4.5%
Repsol SA	1,829,286	23,736,882

Security	Shares	Value

Specialty Retail — 4.2%
Industria de Diseno Textil SA	858,539	$22,395,647

Transportation Infrastructure — 4.4%
Aena SME SA(a)(b)	141,188	23,042,614

Total Common Stocks — 99.8% (Cost: $684,626,243)		526,984,274

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	965,169	965,362
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	3,100,000	3,100,000

		4,065,362

Total Short-Term Investments — 0.8% (Cost: $4,065,454)		4,065,362

Total Investments in Securities — 100.6% (Cost: $688,691,697)		531,049,636

Other Assets, Less Liabilities — (0.6)%		(3,146,130)

Net Assets — 100.0%		$527,903,506

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$966,407	(a)	$—		$(953)	$(92)	$965,362	965,169	$229,310	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,290,000	—		(190,000	)(a)	—	—	3,100,000	3,100,000	169		—

						$(953)	$(92)	$4,065,362		$229,479		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	9	03/18/22	$851	$(23,957)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$23,957

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,833

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(21,853)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,028,428

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$526,984,274	$—	$526,984,274
Money Market Funds	4,065,362	—	—	4,065,362

	$4,065,362	$526,984,274	$—	$531,049,636

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(23,957)	$—	$(23,957)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.6%
Geberit AG, Registered	40,069	$26,212,222

Capital Markets — 8.2%
Credit Suisse Group AG, Registered	2,696,516	22,588,998
Julius Baer Group Ltd.	266,629	15,612,837
Partners Group Holding AG	23,077	31,195,224
UBS Group AG, Registered	3,727,548	68,574,840

		137,971,899

Chemicals — 6.4%
Clariant AG, Registered	315,660	5,698,536
EMS-Chemie Holding AG, Registered	9,920	9,812,177
Givaudan SA, Registered	9,945	41,524,414
Sika AG, Registered	151,072	50,130,926

		107,166,053

Construction Materials — 1.7%
Holcim Ltd.	576,237	29,006,623

Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered	30,985	18,560,390

Electrical Equipment — 3.5%
ABB Ltd., Registered	1,746,666	59,024,926

Food Products — 23.1%
Barry Callebaut AG, Registered	4,764	10,988,928
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,308	13,874,861
Chocoladefabriken Lindt & Spruengli AG, Registered	129	14,479,586
Nestle SA, Registered	2,681,619	349,403,476

		388,746,851

Health Care Equipment & Supplies — 5.0%
Alcon Inc.	533,338	41,204,387
Sonova Holding AG, Registered	62,954	24,375,421
Straumann Holding AG, Registered	11,808	18,756,572

		84,336,380

Insurance — 8.0%
Baloise Holding AG, Registered	61,054	10,241,351
Swiss Life Holding AG, Registered	35,973	21,949,907
Swiss Re AG	316,735	30,265,818
Zurich Insurance Group AG	158,832	72,903,257

		135,360,333

Life Sciences Tools & Services — 3.5%
Bachem Holding AG, Class B, Registered	6,408	3,813,562
Lonza Group AG, Registered	79,117	54,741,197

		58,554,759

Machinery — 1.7%
Schindler Holding AG, Participation Certificates, NVS	50,009	11,474,331
Schindler Holding AG, Registered	29,185	6,541,858
VAT Group AG(a)	27,586	10,424,609

		28,440,798

Security	Shares	Value

Marine — 1.1%
Kuehne + Nagel International AG, Registered	64,476	$17,583,581

Pharmaceuticals — 25.9%
Novartis AG, Registered	1,969,674	173,117,403
Roche Holding AG, NVS	654,256	247,788,547
Roche Holding AG, Bearer	7,888	3,292,523
Vifor Pharma AG	64,644	11,346,914

		435,545,387

Professional Services — 1.7%
Adecco Group AG, Registered	194,999	9,209,535
SGS SA, Registered	6,950	19,886,380

		29,095,915

Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	102,529	10,047,173

Software — 0.5%
Temenos AG, Registered	87,772	8,822,355

Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered	187,498	14,030,266

Textiles, Apparel & Luxury Goods — 5.2%
Cie. Financiere Richemont SA, Class A, Registered	530,099	70,983,710
Swatch Group AG (The), Bearer	37,579	11,556,155
Swatch Group AG (The), Registered	95,999	5,687,244

		88,227,109

Total Common Stocks — 99.6% (Cost: $1,468,700,529)		1,676,733,020

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	840,000	840,000

Total Short-Term Investments — 0.0% (Cost: $840,000)		840,000

Total Investments in Securities — 99.6% (Cost: $1,469,540,529)		1,677,573,020

Other Assets, Less Liabilities — 0.4%		6,312,702

Net Assets — 100.0%		$1,683,885,722

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$730,000	$110,000	(a)	$—	$—	$—	$840,000	840,000	$37	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Swiss Market Index	54	03/18/22	$6,958	$(385,880)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$385,880

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$292,053

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(563,312)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,760,642

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$1,676,733,020	$—	$1,676,733,020
Money Market Funds	840,000	—	—	840,000

	$840,000	$1,676,733,020	$—	$1,677,573,020

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(385,880)	$—	$(385,880)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statement of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,823,383,821	$2,170,111,928	$532,445,990	$526,984,274
Affiliated(c)	20,330,000	1,010,000	210,000	4,065,362
Cash	2,040	2,622	9,063	9,609
Foreign currency, at value(d)	1,246,138	5,788,059	1,024,627	818,411
Foreign currency collateral pledged:
Futures contracts(e)	605,475	1,797,588	143,520	102,034
Receivables:
Investments sold	28,772,255	3,390,697	15,668,700	16,215,254
Securities lending income — Affiliated	—	9	566	227
Dividends	51,214	60,697	6	91
Tax reclaims	6,536,605	13,917,988	—	58,372

Total assets	6,880,927,548	2,196,079,588	549,502,472	548,253,634

LIABILITIES
Collateral on securities loaned, at value	—	—	—	965,580
Payables:
Investments purchased	19,762,157	5,885,583	15,983,669	15,829,363
Variation margin on futures contracts	117,387	203,878	19,401	6,445
Capital shares redeemed	—	—	709,177	449,770
Investment advisory fees	2,752,565	900,756	232,590	213,024
IRS compliance fee for foreign withholding tax claims	19,817,623	—	—	2,885,946

Total liabilities	42,449,732	6,990,217	16,944,837	20,350,128

NET ASSETS	$6,838,477,816	$2,189,089,371	$532,557,635	$527,903,506

NET ASSETS CONSIST OF:
Paid-in capital	$8,175,908,352	$3,053,930,897	$804,416,353	$1,061,232,507
Accumulated loss	(1,337,430,536)	(864,841,526)	(271,858,718)	(533,329,001)

NET ASSETS	$6,838,477,816	$2,189,089,371	$532,557,635	$527,903,506

Shares outstanding	155,000,000	74,700,000	17,475,000	20,550,000

Net asset value	$44.12	$29.31	$30.48	$25.69

Shares authorized	1 billion	482.2 million	295.4 million	127.8 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$—	$892,085
(b) Investments, at cost — Unaffiliated	$7,475,828,180	$2,700,926,641	$594,745,250	$684,626,243
(c) Investments, at cost — Affiliated	$20,330,000	$1,010,000	$210,000	$4,065,454
(d) Foreign currency, at cost	$1,220,879	$5,785,390	$1,034,222	$826,401
(e) Foreign currency collateral pledged, at cost	$625,732	$1,885,172	$145,241	$103,754

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited) (continued)

February 28, 2022

iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,676,733,020
Affiliated(b)	840,000
Cash	2,674
Foreign currency, at value(c)	861,789
Foreign currency collateral pledged:
Futures contracts(d)	427,196
Receivables:
Investments sold	12,882,383
Variation margin on futures contracts	149,037
Dividends	21
Tax reclaims	5,314,585

Total assets	1,697,210,705

LIABILITIES
Payables:
Investments purchased	12,685,548
Investment advisory fees	639,435

Total liabilities	13,324,983

NET ASSETS	$1,683,885,722

NET ASSETS CONSIST OF:
Paid-in capital	$1,489,682,989
Accumulated earnings	194,202,733

NET ASSETS	$1,683,885,722

Shares outstanding	34,875,000

Net asset value	$48.28

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$1,468,700,529
(b) Investments, at cost — Affiliated	$840,000
(c) Foreign currency, at cost	$802,510
(d) Foreign currency collateral pledged, at cost	$486,768

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$42,942,361	$6,766,068	$12,023,914	$5,324,879
Dividends — Affiliated	1,292	70	49	256
Non-cash dividends — Unaffiliated	2,993,139	—	—	3,494,926
Securities lending income — Affiliated — net	150,485	77,050	1,571	229,223
Other income — Unaffiliated	3,021,227	—	—	—
Foreign taxes withheld	(10,405,157)	(1,021,054)	(1,787,288)	(799,888)
Foreign withholding tax claims	1,179,051	—	—	—
IRS Compliance fee for foreign withholding tax claims	(283,775)	—	—	(41,460)

Total investment income	39,598,623	5,822,134	10,238,246	8,207,936

EXPENSES
Investment advisory fees	18,643,922	6,380,333	1,505,477	1,537,084
Professional fees	425,613	46,645	217	217

Total expenses	19,069,535	6,426,978	1,505,694	1,537,301

Net investment income (loss)	20,529,088	(604,844)	8,732,552	6,670,635

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(59,449,206)	(16,398,642)	(6,646,576)	(22,643,516)
Investments — Affiliated	4,167	(63)	(713)	(953)
In-kind redemptions — Unaffiliated	184,372,291	70,252,174	12,066,946	9,553,242
Futures contracts	659,542	155,775	(61,242)	1,833
Foreign currency transactions	(87,062)	(412,736)	(183)	(37,267)

Net realized gain (loss)	125,499,732	53,596,508	5,358,232	(13,126,661)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,085,219,935)	(465,216,699)	(49,713,996)	(39,328,660)
Investments — Affiliated	(5,634)	—	—	(92)
Futures contracts	(454,012)	(1,661,265)	1,238	(21,853)
Foreign currency translations	(354,239)	(794,786)	(16,898)	(8,945)

Net change in unrealized appreciation (depreciation)	(1,086,033,820)	(467,672,750)	(49,729,656)	(39,359,550)

Net realized and unrealized loss	(960,534,088)	(414,076,242)	(44,371,424)	(52,486,211)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(940,005,000)	$(414,681,086)	$(35,638,872)	$(45,815,576)

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited) (continued)

Six Months Ended February 28, 2022

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,494,192
Dividends — Affiliated	37
Foreign taxes withheld	(325,607)

Total investment income	1,168,622

EXPENSES
Investment advisory fees	4,135,609
Professional fees	217

Total expenses	4,135,826

Net investment loss	(2,967,204)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,618,852)
In-kind redemptions — Unaffiliated	78,697,768
Futures contracts	292,053
Foreign currency transactions	256,054

Net realized gain	76,627,023

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(164,566,200)
Futures contracts	(563,312)
Foreign currency translations	(257,763)

Net change in unrealized appreciation (depreciation)	(165,387,275)

Net realized and unrealized loss	(88,760,252)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,727,456)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statement of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six Months Ended		Six Months Ended
	02/28/22 (unaudited)	Year Ended 08/31/21	02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$20,529,088	$150,910,071	$(604,844)	$48,767,475
Net realized gain	125,499,732	165,896,622	53,596,508	187,396,899
Net change in unrealized appreciation (depreciation)	(1,086,033,820)	1,076,571,572	(467,672,750)	227,425,973

Net increase (decrease) in net assets resulting from operations	(940,005,000)	1,393,378,265	(414,681,086)	463,590,347

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(108,880,897)	(148,429,017)	(21,379,767)	(87,044,205)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(356,579,011)	2,521,753,816	(247,247,440)	(418,000,085)

NET ASSETS
Total increase (decrease) in net assets	(1,405,464,908)	3,766,703,064	(683,308,293)	(41,453,943)
Beginning of period	8,243,942,724	4,477,239,660	2,872,397,664	2,913,851,607

End of period	$6,838,477,816	$8,243,942,724	$2,189,089,371	$2,872,397,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets  (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,732,552	$9,657,021	$6,670,635	$15,971,063
Net realized gain (loss)	5,358,232	25,177,673	(13,126,661)	(38,570,977)
Net change in unrealized appreciation (depreciation)	(49,729,656)	30,551,365	(39,359,550)	109,186,541

Net increase (decrease) in net assets resulting from operations	(35,638,872)	65,386,059	(45,815,576)	86,586,627

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,742,446)	(9,237,069)	(9,336,370)	(17,641,966)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(17,605,823)	329,750,788	(124,590,604)	169,877,395

NET ASSETS
Total increase (decrease) in net assets	(61,987,141)	385,899,778	(179,742,550)	238,822,056
Beginning of period	594,544,776	208,644,998	707,646,056	468,824,000

End of period	$532,557,635	$594,544,776	$527,903,506	$707,646,056

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statement of Changes in Net Assets  (continued)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,967,204)	$27,948,334
Net realized gain	76,627,023	144,899,114
Net change in unrealized appreciation (depreciation)	(165,387,275)	173,640,457

Net increase (decrease) in net assets resulting from operations	(91,727,456)	346,487,905

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(30,852,327)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,233,317	(273,957,210)

NET ASSETS
Total increase (decrease) in net assets	(79,494,139)	41,678,368
Beginning of period	1,763,379,861	1,721,701,493

End of period	$1,683,885,722	$1,763,379,861

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$50.86		$39.52		$37.91	$41.29	$41.71	$34.20

Net investment income(a)	0.13	(b)	1.21	(b)	0.55	1.05	1.03	0.99
Net realized and unrealized gain (loss)(c)		(6.15)	11.24		1.55	(3.22)	(0.23)	7.38

Net increase (decrease) from investment operations		(6.02)	12.45		2.10	(2.17)	0.80	8.37

Distributions(d)
From net investment income		(0.72)	(1.11)		(0.49)	(1.21)	(1.22)	(0.86)

Total distributions		(0.72)	(1.11)		(0.49)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$44.12		$50.86		$39.52	$37.91	$41.29	$41.71

Total Return(e)
Based on net asset value	(11.90	)%(b)(f)	31.72	%(b)	5.61%	(5.22)%	1.87%	24.72%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.65%		0.51%	0.49%	0.47%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(h)	0.50%		0.51%	0.49%	N/A	0.49%

Net investment income	0.54	%(b)(h)	2.64	%(b)	1.46%	2.74%	2.36%	2.63%

Supplemental Data
Net assets, end of period (000)	$6,838,478		$8,243,943		$4,477,240	$5,231,511	$9,558,234	$13,286,216

Portfolio turnover rate(i)	3	%(f)	5%		5%	6%	5%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2022 and for the year ended August 31, 2021, respectively:

• Net investment income per share by $0.00 and $0.53, respectively.

• Total return by 0.00% and 1.07%, respectively.

• Ratio of net investment income to average net assets by 0.02% and 1.16%, respectively.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$34.94		$30.16	$26.28	$30.36	$30.71	$26.18

Net investment income (loss)(a)		(0.01)	0.56	0.50	0.65	0.64	0.59
Net realized and unrealized gain (loss)(b)		(5.34)	5.21	3.66	(3.99)	(0.16)	4.54

Net increase (decrease) from investment operations		(5.35)	5.77	4.16	(3.34)	0.48	5.13

Distributions(c)
From net investment income		(0.28)	(0.99)	(0.28)	(0.74)	(0.83)	(0.60)

Total distributions		(0.28)	(0.99)	(0.28)	(0.74)	(0.83)	(0.60)

Net asset value, end of period	$29.31		$34.94	$30.16	$26.28	$30.36	$30.71

Total Return(d)
Based on net asset value	(15.40	)%(e)	19.30%	15.98%	(11.07)%	1.52%	19.63%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income (loss)	(0.05	)%(g)	1.72%	1.85%	2.38%	1.99%	2.08%

Supplemental Data
Net assets, end of period (000)	$2,189,089		$2,872,398	$2,913,852	$2,002,685	$3,351,228	$4,809,899

Portfolio turnover rate(h)	3	%(e)	6%	4%	9%	6%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$32.89		$25.76	$26.83	$27.18	$30.21	$22.60

Net investment income(b)	0.46		0.83	0.43	1.00	0.82	0.57
Net realized and unrealized gain (loss)(c)		(2.42)	6.95	(1.05)	(0.12)	(2.86)	7.76

Net increase (decrease) from investment operations		(1.96)	7.78	(0.62)	0.88	(2.04)	8.33

Distributions(d)
From net investment income		(0.45)	(0.65)	(0.45)	(1.23)	(0.99)	(0.72)

Total distributions		(0.45)	(0.65)	(0.45)	(1.23)	(0.99)	(0.72)

Net asset value, end of period	$30.48		$32.89	$25.76	$26.83	$27.18	$30.21

Total Return(e)
Based on net asset value	(6.02	)%(f)	30.30%	(2.29)%	3.46%	(6.98)%	37.37%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	2.87	%(h)	2.70%	1.64%	3.72%	2.64%	2.59%

Supplemental Data
Net assets, end of period (000)	$532,558		$594,545	$208,645	$235,457	$405,625	$840,630

Portfolio turnover rate(i)	6	%(f)	13%	16%	13%	10%	18%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$28.08		$23.15		$26.71	$29.85	$33.63	$26.49

Net investment income(a)	0.29		0.84	(b)	0.77	1.04	0.99	0.94
Net realized and unrealized gain (loss)(c)		(2.24)	5.00		(3.44)	(3.26)	(3.72)	7.19

Net increase (decrease) from investment operations		(1.95)	5.84		(2.67)	(2.22)	(2.73)	8.13

Distributions(d)
From net investment income		(0.44)	(0.91)		(0.89)	(0.92)	(1.05)	(0.99)

Total distributions		(0.44)	(0.91)		(0.89)	(0.92)	(1.05)	(0.99)

Net asset value, end of period	$25.69		$28.08		$23.15	$26.71	$29.85	$33.63

Total Return(e)
Based on net asset value	(6.92	)%(f)	25.25	%(b)	(10.44)%	(7.53)%	(8.28)%	31.48%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.62%		0.51%	0.50%	0.47%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.50%		0.51%	N/A	N/A	N/A

Net investment income	2.14	%(h)	3.10	%(b)	2.99%	3.65%	3.02%	3.10%

Supplemental Data
Net assets, end of period (000)	$527,904		$707,646		$468,824	$825,211	$875,442	$1,528,533

Portfolio turnover rate(i)	7	%(f)	34%		19%	12%	21%	16%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:

• Net investment income per share by $0.18.

• Total return by 0.63%.

• Ratio of net investment income to average net assets by 0.65%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$50.74		$41.87	$37.31	$34.91	$34.27	$30.22

Net investment income (loss)(a)	(0.09)		0.75	0.73	0.72	0.66	0.69
Net realized and unrealized gain (loss)(b)		(2.37)	9.06	4.45	2.43	0.79	4.11

Net increase (decrease) from investment operations		(2.46)	9.81	5.18	3.15	1.45	4.80

Distributions(c)
From net investment income	—		(0.94)	(0.62)	(0.75)	(0.81)	(0.75)

Total distributions	—		(0.94)	(0.62)	(0.75)	(0.81)	(0.75)

Net asset value, end of period	$48.28		$50.74	$41.87	$37.31	$34.91	$34.27

Total Return(d)
Based on net asset value	(4.84	)%(e)	23.49%	14.07%	9.07%	4.43%	15.90%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income (loss)	(0.35	)%(g)	1.66%	1.89%	2.06%	1.91%	2.18%

Supplemental Data
Net assets, end of period (000)	$1,683,886		$1,763,380	$1,721,701	$1,138,036	$1,034,086	$1,259,258

Portfolio turnover rate(h)	2	%(e)	7%	16%	11%	9%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Spain
Morgan Stanley	$892,085	$892,085		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$35,618
MSCI Germany	18,691
MSCI Italy	624
MSCI Spain	51,504

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Eurozone	$22,434,477	$13,570,931	$(12,233,771)
MSCI Germany	6,942,826	1,873,088	(5,244,372)
MSCI Italy	16,725,454	9,466,269	(587,957)
MSCI Spain	11,637,240	7,747,747	(1,847,059)
MSCI Switzerland	21,585,341	5,830,288	(295,388)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$190,830,861	$232,992,457
MSCI Germany	86,388,024	93,878,690
MSCI Italy	45,466,096	37,659,175
MSCI Spain	43,152,501	52,756,970
MSCI Switzerland	43,715,222	40,426,129

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$333,205,231	$696,648,685
MSCI Germany	166,797,295	409,672,189
MSCI Italy	117,024,951	141,269,163
MSCI Spain	71,796,838	192,401,489
MSCI Switzerland	274,683,348	263,138,106

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Eurozone	$724,614,576
MSCI Germany	332,181,041
MSCI Italy	215,057,389
MSCI Spain	351,575,831
MSCI Switzerland	76,944,921

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$7,582,352,525	$499,701,694	$(1,238,782,032)	$(739,080,338)
MSCI Germany	2,755,141,494	74,701,943	(660,257,669)	(585,555,726)
MSCI Italy	597,871,549	5,318,535	(70,534,094)	(65,215,559)
MSCI Spain	701,890,506	783,319	(171,648,146)	(170,864,827)
MSCI Switzerland	1,479,553,709	243,702,466	(46,069,035)	197,633,431

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Eurozone
Shares sold	7,200,000	$345,485,071	70,100,000	$3,444,946,850
Shares redeemed	(14,300,000)	(702,064,082)	(21,300,000)	(923,193,034)

Net increase (decrease)	(7,100,000)	$(356,579,011)	48,800,000	$2,521,753,816

MSCI Germany
Shares sold	5,100,000	$168,469,123	22,500,000	$730,874,698
Shares redeemed	(12,600,000)	(415,716,563)	(36,900,000)	(1,148,874,783)

Net decrease	(7,500,000)	$(247,247,440)	(14,400,000)	$(418,000,085)

MSCI Italy
Shares sold	3,900,000	$128,247,173	22,125,000	$697,979,291
Shares redeemed	(4,500,000)	(145,852,996)	(12,150,000)	(368,228,503)

Net increase (decrease)	(600,000)	$(17,605,823)	9,975,000	$329,750,788

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Spain
Shares sold	2,925,000	$79,053,402	17,175,000	$478,809,053
Shares redeemed	(7,575,000)	(203,644,006)	(12,225,000)	(308,931,658)

Net increase (decrease)	(4,650,000)	$(124,590,604)	4,950,000	$169,877,395

MSCI Switzerland
Shares sold	5,625,000	$280,916,699	5,375,000	$251,082,659
Shares redeemed	(5,500,000)	(268,683,382)	(11,750,000)	(525,039,869)

Net increase (decrease)	125,000	$12,233,317	(6,375,000)	$(273,957,210)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF and iShares MSCI Spain ETF are expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Eurozone ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone(a)	$0.707026	$—	$0.013661	$0.720687	98%	—%	2%	100%
MSCI Germany(a)	0.277504	—	0.005568	0.283072	98	—	2	100
MSCI Spain(a)	0.398769	—	0.036493	0.435262	92	—	8	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	45

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	47

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Hong Kong ETF | EWH | NYSE Arca

•  iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca

•  iShares MSCI Malaysia ETF | EWM | NYSE Arca

•  iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca

•  iShares MSCI Singapore ETF | EWS | NYSE Arca

•  iShares MSCI Taiwan ETF | EWT | NYSE Arca

•  iShares MSCI Thailand ETF | THD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.83)%	(11.66)%	4.21%	5.34%	(11.66)%	22.91%	68.28%
Fund Market	(11.00)	(11.59)	4.10	5.36	(11.59)	22.22	68.56
Index	(10.78)	(11.36)	4.72	5.89	(11.36)	25.92	77.31

Index performance through August 31, 2020 reflects the performance of the MSCI Hong Kong Index. Index performance beginning on September 1, 2020 reflects the performance of the MSCI Hong Kong 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 891.70	$ 2.30		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	41.7%
Real Estate	21.2
Industrials	16.1
Utilities	11.3
Consumer Discretionary	5.7
Consumer Staples	2.7
Communication Services	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

AIA Group Ltd.	22.3%
Hong Kong Exchanges & Clearing Ltd.	12.6
Techtronic Industries Co. Ltd.	4.7
CK Hutchison Holdings Ltd.	4.1
Hong Kong & China Gas Co. Ltd.	3.8
CLP Holdings Ltd.	3.8
Link REIT	3.7
Sun Hung Kai Properties Ltd.	3.4
Hang Seng Bank Ltd.	3.2
BOC Hong Kong Holdings Ltd.	3.0

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.75)%	(5.50)%	4.04%	7.05%	(5.50)%	21.92%	97.58%
Fund Market	(9.20)	(5.90)	4.22	7.14	(5.90)	22.97	99.27
Index	(10.36)	(5.75)	4.24	7.33	(5.75)	23.07	102.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 902.50	$ 2.31		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	25.2%
Consumer Discretionary	15.5
Information Technology	11.6
Real Estate	10.7
Materials	10.4
Consumer Staples	8.6
Financials	6.9
Health Care	5.5
Utilities	2.5
Communication Services	2.4
Energy	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

BayCurrent Consulting Inc.	0.7%
Ebara Corp.	0.7
Taiyo Yuden Co. Ltd.	0.6
MatsukiyoCocokara & Co.	0.5
Sojitz Corp.	0.5
SCREEN Holdings Co. Ltd.	0.5
Advance Residence Investment Corp.	0.5
Food & Life Companies Ltd.	0.5
Nagoya Railroad Co. Ltd.	0.4
Tokyu Fudosan Holdings Corp.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.37)%	(0.80)%	1.35%	(1.53)%	(0.80)%	6.92%	(14.30)%
Fund Market	0.91	1.57	1.60	(1.43)	1.57	8.24	(13.39)
Index	(0.28)	(0.75)	1.64	(1.24)	(0.75)	8.47	(11.75)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.30	$ 2.47		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	38.4%
Consumer Staples	13.0
Materials	9.7
Communication Services	8.3
Utilities	7.5
Industrials	6.7
Health Care	6.5
Consumer Discretionary	4.0
Energy	3.8
Information Technology	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Public Bank Bhd	13.9%
Malayan Banking Bhd	8.9
CIMB Group Holdings Bhd	8.2
Petronas Chemicals Group Bhd	4.9
Press Metal Aluminium Holdings Bhd	4.7
Tenaga Nasional Bhd	4.5
Petronas Gas Bhd	3.0
Hong Leong Bank Bhd	2.8
DiGi.Com Bhd	2.7
IOI Corp. Bhd	2.5

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.05)%	(1.92)%	5.49%	4.62%	(1.92)%	30.65%	57.07%
Fund Market	(5.73)	(1.54)	5.53	4.76	(1.54)	30.89	59.14
Index	(6.53)	(1.93)	5.84	5.01	(1.93)	32.80	63.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 939.50	$ 2.26		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	36.8%
Materials	15.8
Real Estate	10.5
Industrials	7.9
Health Care	7.0
Consumer Discretionary	5.4
Communication Services	5.0
Consumer Staples	4.1
Utilities	3.7
Energy	2.4
Information Technology	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Australia	60.6%
Hong Kong	23.2
Singapore	12.0
New Zealand	2.2
Cayman Islands	1.3
Ireland	0.7
Malta	0.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.70	)%(a)	(0.15)%	2.98%	1.86%	(0.15)%	15.81%	20.29%
Fund Market	(4.80)		0.81	3.00	1.93	0.81	15.92	21.11
Index	(5.54)		(0.46)	3.33	2.24	(0.46)	17.77	24.84

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 953.00	$ 2.37		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	35.5%
Communication Services	21.4
Real Estate	19.4
Industrials	14.1
Consumer Staples	3.9
Information Technology	2.9
Consumer Discretionary	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

DBS Group Holdings Ltd.	17.2%
Sea Ltd.	16.7
Oversea-Chinese Banking Corp. Ltd.	10.5
Singapore Telecommunications Ltd.	4.7
United Overseas Bank Ltd.	4.3
Ascendas Real Estate Investment Trust	4.3
Keppel Corp. Ltd.	4.1
Wilmar International Ltd.	3.9
Singapore Exchange Ltd.	3.5
Singapore Airlines Ltd.	3.5

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.57%	12.93%	17.48%	11.50%	12.93%	123.80%	196.99%
Fund Market	1.11	12.37	17.58	11.57	12.37	124.78	198.91
Index	0.52	12.64	17.89	12.04	12.64	127.75	211.61

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,015.70	$ 2.90		$ 1,000.00	$ 1,021.90	$ 2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	58.8%
Financials	18.9
Materials	7.1
Industrials	4.9
Consumer Discretionary	3.8
Communication Services	2.9
Consumer Staples	1.8
Other (each representing less than 1%)	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Taiwan Semiconductor Manufacturing Co. Ltd.	21.7%
MediaTek Inc.	5.3
Hon Hai Precision Industry Co. Ltd.	4.1
United Microelectronics Corp.	2.1
Fubon Financial Holding Co. Ltd.	2.0
Cathay Financial Holding Co. Ltd.	1.8
CTBC Financial Holding Co. Ltd.	1.7
Delta Electronics Inc.	1.7
Chunghwa Telecom Co. Ltd.	1.6
Nan Ya Plastics Corp.	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.84%	4.84%	3.70%	3.56%	4.84%	19.92%	41.82%
Fund Market	2.06	5.82	3.92	3.70	5.82	21.17	43.76
Index	0.42	2.40	3.88	3.72	2.40	20.97	44.15

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,008.40	$ 2.84		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Energy	13.9%
Consumer Staples	12.1
Materials	11.2
Utilities	9.8
Financials	9.2
Industrials	9.1
Consumer Discretionary	8.7
Communication Services	8.6
Health Care	6.9
Real Estate	6.4
Information Technology	4.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

CP ALL PCL	6.8%
PTT PCL	6.7
Siam Cement PCL (The)	5.2
Airports of Thailand PCL	4.7
Advanced Info Service PCL	4.6
Bangkok Dusit Medical Services PCL	3.8
PTT Exploration & Production PCL	3.2
Gulf Energy Development PCL	2.5
Energy Absolute PCL	2.4
Delta Electronics Thailand PCL	2.2

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.2%
BOC Hong Kong Holdings Ltd.	7,245,000	$26,046,238
Hang Seng Bank Ltd.	1,474,600	27,193,229

		53,239,467

Beverages — 1.3%
Budweiser Brewing Co. APAC Ltd.(a)	3,585,900	11,130,524

Building Products — 1.2%
Xinyi Glass Holdings Ltd.	3,907,000	10,407,235

Capital Markets — 13.2%
Futu Holdings Ltd., ADR(b)(c)	108,967	4,658,339
Hong Kong Exchanges & Clearing Ltd.	2,220,426	107,594,413

		112,252,752

Diversified Telecommunication Services — 1.3%
HKT Trust & HKT Ltd., Class SS	8,070,500	10,885,147

Electric Utilities — 7.5%
CK Infrastructure Holdings Ltd.	1,318,500	8,185,249
CLP Holdings Ltd.	3,150,700	32,097,089
HK Electric Investments & HK Electric Investments Ltd., Class SS	6,418,000	6,332,094
Power Assets Holdings Ltd.	2,790,000	17,584,049

		64,198,481

Equity Real Estate Investment Trusts (REITs) — 3.7%
Link REIT	3,934,800	31,796,326

Food Products — 1.4%
WH Group Ltd.(a)	16,853,000	11,769,724

Gas Utilities — 3.8%
Hong Kong & China Gas Co. Ltd.	21,453,495	32,442,969

Hotels, Restaurants & Leisure — 4.7%
Galaxy Entertainment Group Ltd.(b)	4,138,000	23,078,580
Melco Resorts & Entertainment Ltd., ADR(b)	477,838	4,787,937
Sands China Ltd.(b)	4,788,400	12,629,314

		40,495,831

Industrial Conglomerates — 7.0%
CK Hutchison Holdings Ltd.	4,989,767	34,983,571
Jardine Matheson Holdings Ltd.	420,400	25,013,800

		59,997,371

Insurance — 22.3%
AIA Group Ltd.	18,301,400	190,038,896

Machinery — 4.7%
Techtronic Industries Co. Ltd.	2,375,147	39,798,095

Marine — 1.3%
SITC International Holdings Co. Ltd.	2,630,000	10,843,903

Security	Shares	Value

Real Estate Management & Development — 17.5%
CK Asset Holdings Ltd.	3,918,767	$24,751,103
ESR Cayman Ltd.(a)(b)	3,818,200	11,779,246
Hang Lung Properties Ltd.	4,247,000	8,902,037
Henderson Land Development Co. Ltd.	3,000,762	12,475,784
Hongkong Land Holdings Ltd.	2,401,000	13,002,368
New World Development Co. Ltd.	3,115,266	12,459,945
Sino Land Co. Ltd.	6,836,000	8,628,391
Sun Hung Kai Properties Ltd.	2,496,500	29,023,761
Swire Pacific Ltd., Class A	1,127,500	6,230,805
Swire Properties Ltd.	2,655,000	6,904,374
Wharf Real Estate Investment Co. Ltd.	3,335,150	14,972,438

		149,130,252

Road & Rail — 1.9%
MTR Corp. Ltd.	3,094,083	16,038,185

Specialty Retail — 1.0%
Chow Tai Fook Jewellery Group Ltd.(b)	4,014,200	8,335,640

Total Common Stocks — 100.0% (Cost: $975,239,202)		852,800,798

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	1,036,519	1,036,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	710,000	710,000

		1,746,726

Total Short-Term Investments — 0.2% (Cost: $1,746,807)		1,746,726

Total Investments in Securities — 100.2% (Cost: $976,986,009)		854,547,524

Other Assets, Less Liabilities — (0.2)%		(1,420,721)

Net Assets — 100.0%		$853,126,803

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,915,960	$—	$(13,879,130	)(a)	$(23)	$(81)	$1,036,726	1,036,519	$517,214	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	—	(990,000	)(a)	—	—	710,000	710,000	61		—

					$(23)	$(81)	$1,746,726		$517,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	3	03/18/22	$324	$(14,688)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,688

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(228,556)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(40,639)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,536,465

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$60,579,354	$792,221,444	$—	$852,800,798
Money Market Funds	1,746,726	—	—	1,746,726

	$62,326,080	$792,221,444	$—	$854,547,524

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,688)	$—	$—	$(14,688)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	3,000	$78,622
Konoike Transport Co. Ltd.	3,000	31,376
Maruwa Unyu Kikan Co. Ltd.	3,000	27,728
Mitsui-Soko Holdings Co. Ltd.	2,000	41,629
SBS Holdings Inc.	2,000	58,102

		237,457

Auto Components — 3.0%
Eagle Industry Co. Ltd.	2,000	18,049
Exedy Corp.	3,000	43,653
FCC Co. Ltd.	3,000	36,914
G-Tekt Corp.	2,000	25,303
Ichikoh Industries Ltd.	3,000	13,234
JTEKT Corp.	18,000	155,275
KYB Corp.	2,000	53,722
Musashi Seimitsu Industry Co. Ltd.	4,000	62,436
NGK Spark Plug Co. Ltd.	14,000	252,289
NHK Spring Co. Ltd.	17,000	135,486
Nifco Inc./Japan	7,000	199,052
Nippon Seiki Co. Ltd.	4,000	33,898
NOK Corp.	8,000	83,745
Pacific Industrial Co. Ltd.	4,000	35,461
Piolax Inc.	2,000	30,059
Shoei Co. Ltd.	2,000	79,408
Sumitomo Riko Co. Ltd.	3,000	16,412
Sumitomo Rubber Industries Ltd.	15,000	145,143
Tokai Rika Co. Ltd.	5,000	66,358
Topre Corp.	3,000	31,113
Toyo Tire Corp.	10,000	132,541
Toyoda Gosei Co. Ltd.	6,000	114,189
Toyota Boshoku Corp.	6,000	109,800
TPR Co. Ltd.	2,000	24,207
TS Tech Co. Ltd.	8,000	107,948
Yokohama Rubber Co. Ltd. (The)	11,000	154,224

		2,159,919

Automobiles — 0.3%
Mitsubishi Motors Corp.(a)	59,000	154,835
Nissan Shatai Co. Ltd.	6,000	34,288

		189,123

Banks — 4.3%
77 Bank Ltd. (The)	5,000	67,516
Aozora Bank Ltd.	11,000	247,679
Awa Bank Ltd. (The)	3,000	60,468
Bank of Kyoto Ltd. (The)	5,000	222,176
Chugoku Bank Ltd. (The)	13,000	102,296
Daishi Hokuetsu Financial Group Inc.	3,000	69,391
Fukuoka Financial Group Inc.	15,000	295,717
Gunma Bank Ltd. (The)	32,000	105,784
Hachijuni Bank Ltd. (The)	33,000	124,711
Hirogin Holdings Inc.	25,000	147,272
Hokkoku Financial Holdings Inc.	2,000	52,812
Hokuhoku Financial Group Inc.	10,000	81,326
Hyakugo Bank Ltd. (The)	18,000	55,503
Iyo Bank Ltd. (The)	20,000	107,184
Juroku Financial Group Inc.	2,000	42,361
Keiyo Bank Ltd. (The)	10,000	44,541
Kiyo Bank Ltd. (The)	5,000	64,123
Kyushu Financial Group Inc.	32,000	114,204
Mebuki Financial Group Inc.	87,000	204,009

Security	Shares	Value

Banks (continued)
Musashino Bank Ltd. (The)	2,000	$33,039
Nanto Bank Ltd. (The)	2,000	37,040
Nishi-Nippon Financial Holdings Inc.	11,000	78,613
North Pacific Bank Ltd.	23,000	50,695
Ogaki Kyoritsu Bank Ltd. (The)	3,000	52,987
Okinawa Financial Group Inc.	2,000	40,867
San-in Godo Bank Ltd. (The)	13,000	76,605
Seven Bank Ltd.	54,000	115,276
Shiga Bank Ltd. (The)	3,000	58,224
Shinsei Bank Ltd.	6,000	112,452
Suruga Bank Ltd.	14,000	54,902
Toho Bank Ltd. (The)	17,000	31,268
TOMONY Holdings Inc.	12,000	35,985
Yamaguchi Financial Group Inc.	17,500	108,040

		3,095,066

Beverages — 0.5%
Coca-Cola Bottlers Japan Holdings Inc.	11,000	140,051
Sapporo Holdings Ltd.	6,000	118,687
Takara Holdings Inc.	13,000	129,166

		387,904

Biotechnology — 0.6%
AnGes Inc.(a)	13,000	35,793
GNI Group Ltd.(a)	4,097	45,436
HEALIOS K.K.(a)	2,000	22,119
PeptiDream Inc.(a)	9,000	160,199
Pharma Foods International Co. Ltd.	2,000	28,071
SanBio Co. Ltd.(a)	3,000	48,884
Takara Bio Inc.	4,000	83,588

		424,090

Building Products — 1.2%
Aica Kogyo Co. Ltd.	5,000	139,993
Bunka Shutter Co. Ltd.	5,000	47,364
Central Glass Co. Ltd.	3,000	53,835
Nichias Corp.	5,000	113,266
Nichiha Corp.	2,000	45,050
Nippon Sheet Glass Co. Ltd.(a)	8,000	33,389
Nitto Boseki Co. Ltd.	2,000	53,139
Noritz Corp.	2,000	26,914
Sanwa Holdings Corp.	16,000	178,811
Sekisui Jushi Corp.	2,000	33,386
Shin Nippon Air Technologies Co. Ltd.	1,000	17,896
Sinko Industries Ltd.	2,000	30,271
Takara Standard Co. Ltd.	3,000	35,633
Takasago Thermal Engineering Co. Ltd.	4,000	67,419

		876,366

Capital Markets — 0.7%
GMO Financial Holdings Inc.	3,000	21,315
JAFCO Group Co. Ltd.	7,000	105,294
M&A Capital Partners Co. Ltd.(a)	1,000	43,887
Matsui Securities Co. Ltd.	10,000	70,262
Monex Group Inc.	14,000	63,827
Okasan Securities Group Inc.	13,000	44,248
SPARX Group Co. Ltd.	8,000	17,728
Strike Co. Ltd.	1,000	38,960
Tokai Tokyo Financial Holdings Inc.	17,000	62,154
Uzabase Inc.(a)	2,000	17,363
WealthNavi Inc.(a)	2,000	30,169

		515,207

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 6.6%
ADEKA Corp.	7,000	$162,346
Air Water Inc.	16,000	232,938
C.I. Takiron Corp.	4,000	19,512
Chugoku Marine Paints Ltd.	3,000	24,043
Daicel Corp.	23,000	176,999
Denka Co. Ltd.	7,000	214,989
DIC Corp.	7,000	159,456
Fujimi Inc.	2,000	119,322
Fujimori Kogyo Co. Ltd.	1,000	34,705
Fuso Chemical Co. Ltd.	2,000	80,704
JCU Corp.	2,000	86,523
JSP Corp.	1,000	14,033
Kaneka Corp.	4,000	130,836
Kanto Denka Kogyo Co. Ltd.	4,000	41,861
KeePer Technical Laboratory Co. Ltd.	1,000	18,889
KH Neochem Co. Ltd.	3,000	74,182
Konishi Co. Ltd.	3,000	41,691
Kumiai Chemical Industry Co. Ltd.	7,049	50,022
Kuraray Co. Ltd.	27,000	253,439
Kureha Corp.	1,400	112,349
Lintec Corp.	4,000	89,162
Nihon Parkerizing Co. Ltd.	7,000	60,209
Nippon Kayaku Co. Ltd.	12,000	118,861
Nippon Shokubai Co. Ltd.	2,000	97,527
Nippon Soda Co. Ltd.	2,000	58,591
NOF Corp.	6,000	261,026
Okamoto Industries Inc.	1,000	34,901
Osaka Organic Chemical Industry Ltd.	1,000	26,473
Osaka Soda Co. Ltd.	1,000	27,362
Sakata INX Corp.	4,000	33,455
Sanyo Chemical Industries Ltd.	1,000	44,677
Shikoku Chemicals Corp.	3,000	38,067
Shin-Etsu Polymer Co. Ltd.	4,000	38,294
Showa Denko KK	16,000	292,489
Sumitomo Bakelite Co. Ltd.	3,000	125,156
T. Hasegawa Co. Ltd.	3,000	62,991
Taiyo Holdings Co. Ltd.	3,000	80,514
Takasago International Corp.	1,000	24,030
Taki Chemical Co. Ltd.	400	16,627
Teijin Ltd.	16,000	192,478
Tenma Corp.	1,000	22,663
Toagosei Co. Ltd.	9,000	85,613
Tokai Carbon Co. Ltd.	17,000	163,171
Tokuyama Corp.	5,000	77,047
Tokyo Ohka Kogyo Co. Ltd.	3,000	191,289
Toyo Gosei Co. Ltd.	400	33,568
Toyo Ink SC Holdings Co. Ltd.	3,000	50,286
Toyobo Co. Ltd.	7,000	75,770
Ube Industries Ltd.	9,000	165,886
Zeon Corp.	12,000	140,828

		4,777,850

Commercial Services & Supplies — 1.5%
Aeon Delight Co. Ltd.	2,000	51,927
Daiseki Co. Ltd.	4,012	163,441
Duskin Co. Ltd.	3,000	73,238
Japan Elevator Service Holdings Co. Ltd.	5,000	65,597
Kokuyo Co. Ltd.	7,000	98,133
Matsuda Sangyo Co. Ltd.	1,060	22,958
Midac Holdings Co. Ltd.	1,000	20,461
Mitsubishi Pencil Co. Ltd.	3,000	33,526

Security	Shares	Value

Commercial Services & Supplies (continued)
Nippon Kanzai Co. Ltd.	2,000	$49,665
Nippon Parking Development Co. Ltd.	16,000	19,523
Okamura Corp.	5,000	51,519
Park24 Co. Ltd.(a)	10,000	149,458
Pilot Corp.	2,000	82,265
Prestige International Inc.	8,000	48,725
Raksul Inc.(a)	2,000	54,631
Sato Holdings Corp.	2,000	35,525
TRE Holdings Corp.	4,000	59,952

		1,080,544

Construction & Engineering — 4.1%
Chiyoda Corp.(a)	14,000	43,811
Chudenko Corp.	2,000	38,089
COMSYS Holdings Corp.	10,000	241,821
Dai-Dan Co. Ltd.	1,000	20,308
Daiho Corp.	1,000	31,254
EXEO Group Inc.	9,000	187,347
Hazama Ando Corp.	12,000	96,658
INFRONEER Holdings Inc.	18,840	167,153
JDC Corp.	4,000	18,680
JGC Holdings Corp.	20,000	200,458
JTOWER Inc.(a)	1,000	36,122
Kandenko Co. Ltd.	9,000	68,437
Kinden Corp.	11,000	156,009
Kumagai Gumi Co. Ltd.	3,000	75,418
Kyudenko Corp.	4,000	107,387
Mirait Holdings Corp.	8,000	135,960
Nippon Densetsu Kogyo Co. Ltd.	3,000	41,598
Nippon Koei Co. Ltd.	1,000	26,738
Nippon Road Co. Ltd. (The)	900	76,376
Nishimatsu Construction Co. Ltd.	3,000	99,796
Okumura Corp.	3,000	84,725
Penta-Ocean Construction Co. Ltd.	25,000	131,598
Raito Kogyo Co. Ltd.	4,000	68,150
Raiznext Corp.	2,000	19,803
Sanki Engineering Co. Ltd.	4,000	51,909
Shinnihon Corp.	2,000	13,053
SHO-BOND Holdings Co. Ltd.	4,000	179,193
Sumitomo Densetsu Co. Ltd.	1,000	20,152
Sumitomo Mitsui Construction Co. Ltd.	13,000	49,942
Taihei Dengyo Kaisha Ltd.	1,000	22,785
Taikisha Ltd.	2,000	54,073
Takamatsu Construction Group Co. Ltd.	1,000	17,727
Toa Corp./Tokyo	1,000	22,507
Toda Corp.	20,000	133,554
Toenec Corp.	1,000	30,965
Tokyu Construction Co. Ltd.	7,040	43,635
Totetsu Kogyo Co. Ltd.	2,000	43,673
Toyo Construction Co. Ltd.	6,000	31,264
Yokogawa Bridge Holdings Corp.	3,000	54,801
Yurtec Corp.	3,000	19,258

		2,962,187

Construction Materials — 0.5%
Maeda Kosen Co. Ltd.	2,000	57,907
Mitani Sekisan Co. Ltd.	1,000	53,697
Sumitomo Osaka Cement Co. Ltd.	3,000	89,118
Taiheiyo Cement Corp.	10,000	192,284

		393,006

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consume Finance — 1.0%
AEON Financial Service Co. Ltd.	10,000	$102,996
Aiful Corp.	28,000	89,773
Credit Saison Co. Ltd.	13,000	146,340
Jaccs Co. Ltd.	2,000	56,483
Marui Group Co. Ltd.	15,000	295,214
Orient Corp.	47,000	51,645

		742,451

Containers & Packaging — 0.7%
FP Corp.	4,100	116,503
Fuji Seal International Inc.	4,000	63,207
Pack Corp. (The)	1,000	23,922
Rengo Co. Ltd.	16,000	119,757
Toyo Seikan Group Holdings Ltd.	13,000	173,685

		497,074

Distributors — 0.2%
Arata Corp.	1,000	34,857
Doshisha Co. Ltd.	2,000	27,117
Paltac Corp.	3,000	116,742

		178,716

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	6,000	122,210
LITALICO Inc.	2,000	49,771
Riso Kyoiku Co. Ltd.	10,000	31,343

		203,324

Diversified Financial Services — 0.8%
eGuarantee Inc.	3,000	53,392
Financial Products Group Co. Ltd.	6,000	44,685
Fuyo General Lease Co. Ltd.	1,500	98,258
Japan Securities Finance Co. Ltd.	8,000	63,832
Mizuho Leasing Co. Ltd.	2,000	54,024
Ricoh Leasing Co. Ltd.	1,000	32,359
Zenkoku Hosho Co. Ltd.	5,000	210,263

		556,813

Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	2,000	23,164
Internet Initiative Japan Inc.	5,000	160,691
Usen-Next Holdings Co. Ltd.	1,000	21,169
Vision Inc./Tokyo Japan(a)	3,000	30,479

		235,503

Electric Utilities — 1.4%
Chugoku Electric Power Co. Inc. (The)	26,000	203,528
Hokkaido Electric Power Co. Inc.	16,000	70,050
Hokuriku Electric Power Co.	15,000	73,454
Kyushu Electric Power Co. Inc.	36,000	271,489
Okinawa Electric Power Co. Inc. (The)	4,092	51,525
Shikoku Electric Power Co. Inc.	14,000	107,645
Tohoku Electric Power Co. Inc.	39,000	253,243

		1,030,934

Electrical Equipment — 1.3%
Daihen Corp.	2,000	75,297
Fujikura Ltd.(a)	21,000	113,544
Furukawa Electric Co. Ltd.	6,000	118,787
GS Yuasa Corp.	6,000	129,198
Idec Corp./Japan	2,000	44,411
Mabuchi Motor Co. Ltd.	4,000	138,277
Nippon Carbon Co. Ltd.	1,000	35,667
Nissin Electric Co. Ltd.	4,000	50,903
Nitto Kogyo Corp.	2,000	28,117

Security	Shares	Value

Electrical Equipment (continued)
Sanyo Denki Co. Ltd.	1,000	$44,319
Toyo Tanso Co. Ltd.	1,000	26,978
Ushio Inc.	8,000	130,698

		936,196

Electronic Equipment, Instruments & Components — 4.2%
Ai Holdings Corp.	3,000	45,220
Alps Alpine Co. Ltd.	19,000	190,766
Amano Corp.	5,000	98,023
Anritsu Corp.	12,000	168,582
Canon Electronics Inc.	2,000	27,914
Canon Marketing Japan Inc.	4,000	83,601
Citizen Watch Co. Ltd.	24,000	104,546
CONEXIO Corp.	1,000	12,117
Daiwabo Holdings Co. Ltd.	8,000	123,835
Dexerials Corp.	5,000	142,756
ESPEC Corp.	1,000	18,011
Hioki E.E. Corp.	1,000	60,043
Horiba Ltd.	3,000	172,606
Hosiden Corp.	4,000	41,320
Iriso Electronics Co. Ltd.	2,000	71,437
Japan Aviation Electronics Industry Ltd.	4,000	63,038
Japan Display Inc.(a)	48,000	17,659
Kaga Electronics Co. Ltd.	1,000	26,319
Koa Corp.	3,000	38,017
Macnica Fuji Electronics Holdings Inc.	4,000	94,146
Maruwa Co. Ltd./Aichi	1,000	130,595
Meiko Electronics Co. Ltd.	2,000	70,072
Nichicon Corp.	4,000	42,530
Nippon Ceramic Co. Ltd.	2,000	43,969
Nippon Electric Glass Co. Ltd.	7,000	168,496
Nippon Signal Company Ltd.	4,000	30,295
Nissha Co. Ltd.	3,000	34,485
Nohmi Bosai Ltd.	2,000	34,797
Oki Electric Industry Co. Ltd.	8,000	58,944
Optex Group Co. Ltd.	3,000	43,704
Restar Holdings Corp.	1,000	17,280
Riken Keiki Co. Ltd.	1,000	42,188
Ryosan Co. Ltd.	2,000	40,832
Ryoyo Electro Corp.	1,000	19,034
Siix Corp.	3,000	29,336
Taiyo Yuden Co. Ltd.	10,000	452,116
Tamura Corp.	6,000	31,474
Topcon Corp.	9,000	118,676
Yokowo Co. Ltd.	1,000	23,899

		3,032,678

Energy Equipment & Services — 0.0%
Modec Inc.	2,000	20,457

Entertainment — 0.8%
Avex Inc.	3,000	36,149
Bushiroad Inc.(a)	1,000	10,703
COLOPL Inc.	5,000	28,182
Daiichikosho Co. Ltd.	3,000	91,425
DeNA Co. Ltd.	8,000	122,938
GungHo Online Entertainment Inc.	4,000	88,780
Shochiku Co. Ltd.(a)	1,000	104,176
Toei Co. Ltd.	500	77,776

		560,129

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 8.6%
Activia Properties Inc.	60	$203,648
Advance Residence Investment Corp.	120	336,102
AEON REIT Investment Corp.	140	174,568
Comforia Residential REIT Inc.	60	161,951
CRE Logistics REIT Inc.	50	82,911
Daiwa Office Investment Corp.	30	185,508
Daiwa Securities Living Investments Corp.	170	155,334
Frontier Real Estate Investment Corp.	40	164,660
Fukuoka REIT Corp.	60	81,918
Global One Real Estate Investment Corp.	90	86,902
Hankyu Hanshin REIT Inc.	60	75,593
Heiwa Real Estate REIT Inc.	80	96,332
Hoshino Resorts REIT Inc.	20	113,146
Hulic Reit Inc.	110	149,511
Ichigo Office REIT Investment Corp.	110	79,490
Industrial & Infrastructure Fund Investment Corp.	170	255,739
Invincible Investment Corp.	550	188,611
Itochu Advance Logistics Investment Corp.	50	63,787
Japan Excellent Inc.	110	122,825
Japan Hotel REIT Investment Corp.	400	204,702
Japan Logistics Fund Inc.	70	183,698
Japan Prime Realty Investment Corp.	70	227,917
Kenedix Office Investment Corp.	40	237,178
Kenedix Residential Next Investment Corp.	80	131,427
Kenedix Retail REIT Corp.	50	114,060
LaSalle Logiport REIT	160	229,526
Mirai Corp.	150	63,932
Mitsubishi Estate Logistics REIT Investment Corp.	32	118,730
Mitsui Fudosan Logistics Park Inc.	51	232,897
Mori Hills REIT Investment Corp.	140	168,267
Mori Trust Hotel Reit Inc.	30	32,026
Mori Trust Sogo REIT Inc.	90	107,653
Nippon Accommodations Fund Inc.	40	210,499
NIPPON REIT Investment Corp.	40	125,209
NTT UD REIT Investment Corp.	120	157,274
One REIT Inc.	20	49,863
Samty Residential Investment Corp.	30	30,747
Sekisui House Reit Inc.	360	239,238
SOSiLA Logistics REIT Inc.	60	77,196
Star Asia Investment Corp.	130	65,683
Starts Proceed Investment Corp.	20	39,306
Takara Leben Real Estate Investment Corp.	50	49,846
Tokyu REIT Inc.	70	110,003
United Urban Investment Corp.	260	298,095

		6,283,508

Food & Staples Retailing — 2.7%
Aeon Hokkaido Corp.	2,000	20,414
Ain Holdings Inc.	2,200	122,763
Arcs Co. Ltd.	4,000	75,757
Axial Retailing Inc.	1,000	28,954
Belc Co. Ltd.	1,000	47,889
Cawachi Ltd.	1,000	21,356
Create SD Holdings Co. Ltd.	2,000	54,862
Daikokutenbussan Co. Ltd.	500	20,759
Fuji Co. Ltd./Ehime	1,000	27,386
G-7 Holdings Inc.	2,000	28,931
Genky DrugStores Co. Ltd.	1,000	34,365
Halows Co. Ltd.	1,000	25,451
Heiwado Co. Ltd.	3,000	52,290
Inageya Co. Ltd.	2,000	25,020

Security	Shares	Value

Food & Staples Retailing (continued)
JM Holdings Co. Ltd.	1,000	$15,547
Kato Sangyo Co. Ltd.	2,000	53,913
Kusuri no Aoki Holdings Co. Ltd.	1,400	82,317
Life Corp.	1,000	26,483
MatsukiyoCocokara & Co.	10,000	385,522
Maxvalu Tokai Co. Ltd.	1,000	22,697
Mitsubishi Shokuhin Co. Ltd.	1,000	26,956
Nihon Chouzai Co. Ltd.	1,000	12,116
Qol Holdings Co. Ltd.	2,000	22,374
Retail Partners Co. Ltd.	2,000	22,386
San-A Co. Ltd.	2,000	74,260
Shoei Foods Corp.	1,000	36,784
Sugi Holdings Co. Ltd.	3,000	170,907
Sundrug Co. Ltd.	6,000	163,331
United Super Markets Holdings Inc.	5,000	46,184
Valor Holdings Co. Ltd.	3,000	58,101
Yaoko Co. Ltd.	2,000	114,593
Yokorei Co. Ltd.	4,000	30,409

		1,951,077

Food Products — 4.0%
Ariake Japan Co. Ltd.	2,000	99,872
Calbee Inc.	8,000	179,886
DyDo Group Holdings Inc.	1,000	44,888
Ezaki Glico Co. Ltd.	4,000	136,457
Fuji Oil Holdings Inc.	4,000	77,599
Fujicco Co. Ltd.	2,000	34,780
Fujiya Co. Ltd.	1,000	22,235
Hokuto Corp.	2,000	34,310
House Foods Group Inc.	5,000	129,262
Itoham Yonekyu Holdings Inc.	13,000	78,117
J-Oil Mills Inc.	2,000	30,231
Kagome Co. Ltd.	7,000	186,872
Kameda Seika Co. Ltd.	1,000	35,933
Kewpie Corp.	9,000	192,110
Kotobuki Spirits Co. Ltd.	2,000	106,668
Maruha Nichiro Corp.	4,000	87,273
Megmilk Snow Brand Co. Ltd.	4,000	70,439
Mitsui DM Sugar Holdings Co. Ltd.	1,000	17,851
Morinaga & Co. Ltd./Japan	3,000	97,608
Morinaga Milk Industry Co. Ltd.	3,000	150,387
NH Foods Ltd.	7,000	262,729
Nichirei Corp.	10,000	220,358
Nippn Corp., New	4,000	59,338
Nippon Suisan Kaisha Ltd.	25,000	118,384
Nisshin Oillio Group Ltd. (The)	2,000	53,161
Prima Meat Packers Ltd.	2,000	42,219
Riken Vitamin Co. Ltd.	2,000	30,243
S Foods Inc.	2,000	57,511
Sakata Seed Corp.	2,000	58,761
Showa Sangyo Co. Ltd.	1,000	23,843
Yamazaki Baking Co. Ltd.	11,000	148,920
Yukiguni Maitake Co. Ltd.	2,000	20,869

		2,909,114

Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	10,000	150,471
Saibu Gas Holdings Co. Ltd.	2,000	39,956
Shizuoka Gas Co. Ltd.	4,000	30,196
Toho Gas Co. Ltd.	7,000	187,227

		407,850

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 1.5%
CYBERDYNE Inc.(a)(b)	10,000	$30,209
Eiken Chemical Co. Ltd.	3,000	45,579
Hogy Medical Co. Ltd.	2,000	58,324
Japan Lifeline Co. Ltd.	6,000	57,309
Jeol Ltd.	3,000	174,949
Mani Inc.	7,000	99,041
Menicon Co. Ltd.	5,000	130,810
Nagaileben Co. Ltd.	2,000	38,207
Nakanishi Inc.	6,000	112,143
Nihon Kohden Corp.	7,000	190,990
Nipro Corp.	12,000	114,600
Paramount Bed Holdings Co. Ltd.	3,000	52,883

		1,105,044

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp.	17,000	261,618
As One Corp.	2,400	145,086
BML Inc.	2,000	58,013
Elan Corp.	3,000	25,556
H.U. Group Holdings Inc.	5,000	132,331
Japan Medical Dynamic Marketing Inc.	1,000	14,007
Ship Healthcare Holdings Inc.	7,000	139,339
Solasto Corp.	5,000	44,770
Suzuken Co. Ltd.	6,000	193,417
Toho Holdings Co. Ltd.	5,000	82,265
Tokai Corp./Gifu	2,000	32,766

		1,129,168

Health Care Technology — 0.3%
EM Systems Co. Ltd.	3,000	18,844
JMDC Inc.(a)	2,200	122,102
Medical Data Vision Co. Ltd.	2,000	18,729
Medley Inc.(a)	2,000	39,131
MedPeer Inc.(a)	1,000	27,817

		226,623

Hotels, Restaurants & Leisure — 3.5%
Airtrip Corp.	1,000	27,045
Arcland Service Holdings Co. Ltd.	1,000	19,779
Atom Corp.	10,000	67,155
Colowide Co. Ltd.	7,000	105,343
Create Restaurants Holdings Inc.	10,000	63,054
Curves Holdings Co. Ltd.	5,000	30,815
Doutor Nichires Holdings Co. Ltd.	3,000	42,300
Food & Life Companies Ltd.	10,000	332,870
Fuji Kyuko Co. Ltd.	2,000	69,978
Fujio Food Group Inc.	1,000	11,433
Hiday Hidaka Corp.	2,084	32,518
HIS Co. Ltd.(a)	4,000	68,851
Ichibanya Co. Ltd.	1,000	40,704
Kappa Create Co. Ltd.(a)	2,000	24,168
KFC Holdings Japan Ltd.	1,000	25,305
Kisoji Co. Ltd.	2,000	37,637
KOMEDA Holdings Co. Ltd.	4,000	73,620
Koshidaka Holdings Co. Ltd.	4,000	22,220
Kura Sushi Inc.	2,000	64,672
Kyoritsu Maintenance Co. Ltd.	3,080	114,100
Matsuyafoods Holdings Co. Ltd.	1,000	32,067
Monogatari Corp. (The)	1,000	55,298
MOS Food Services Inc.	2,000	53,033
Ohsho Food Service Corp.	1,000	52,637
Open Door Inc.(a)	1,000	16,943

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Plenus Co. Ltd.	2,000	$34,795
Resorttrust Inc.	7,000	118,204
Ringer Hut Co. Ltd.	2,000	39,036
Round One Corp.	5,000	56,172
Royal Holdings Co. Ltd.	2,000	34,307
Saizeriya Co. Ltd.	3,000	76,720
Skylark Holdings Co. Ltd.	20,000	262,426
Tokyotokeiba Co. Ltd.	1,000	35,538
Toridoll Holdings Corp.	4,000	84,994
Tosho Co. Ltd.	1,000	15,124
Yoshinoya Holdings Co. Ltd.	6,000	124,796
Zensho Holdings Co. Ltd.	8,000	192,182

		2,557,839

Household Durables — 2.1%
Casio Computer Co. Ltd.	17,000	199,179
Chofu Seisakusho Co. Ltd.	1,000	17,401
ES-Con Japan Ltd.	3,000	19,801
Fujitsu General Ltd.	5,000	108,428
Haseko Corp.	23,000	293,593
Ki-Star Real Estate Co. Ltd.	1,000	44,182
Nagawa Co. Ltd.	1,000	84,818
Nikon Corp.	27,000	282,226
Pressance Corp.	2,000	31,352
Sangetsu Corp.	4,000	56,104
Sumitomo Forestry Co. Ltd.	13,000	250,686
Tama Home Co. Ltd.	1,000	20,143
Tamron Co. Ltd.	1,000	20,550
Token Corp.	1,000	79,207
Zojirushi Corp.	3,000	37,909

		1,545,579

Household Products — 0.3%
Earth Corp.	1,000	48,917
Pigeon Corp.	10,000	184,137

		233,054

Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	13,000	206,260
eRex Co. Ltd.	2,000	32,316
RENOVA Inc.(a)	3,000	37,419
West Holdings Corp.	2,080	78,542

		354,537

Industrial Conglomerates — 0.7%
Katakura Industries Co. Ltd.	2,000	40,941
Keihan Holdings Co. Ltd.	9,000	240,175
Mie Kotsu Group Holdings Inc.	4,000	16,135
Nisshinbo Holdings Inc.	13,000	114,750
Noritsu Koki Co. Ltd.	2,000	35,978
TOKAI Holdings Corp.	9,000	71,630

		519,609

Insurance — 0.1%
Anicom Holdings Inc.	7,000	45,083
LIFENET INSURANCE CO.(a)	4,000	20,175

		65,258

Interactive Media & Services — 0.4%
Bengo4.com Inc.(a)	1,000	37,705
Dip Corp.	3,000	89,011
giftee Inc.(a)	1,000	7,486
Gree Inc.	10,000	82,317

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Mixi Inc.	4,000	$77,804

		294,323

Internet & Direct Marketing Retail — 0.2%
ASKUL Corp.	3,000	43,568
Belluna Co. Ltd.	4,000	25,725
Demae-Can Co. Ltd.(a)	4,000	25,828
Media Do Co. Ltd.	1,000	21,917
Oisix ra daichi Inc.(a)	2,000	44,929

		161,967

IT Services — 2.8%
Argo Graphics Inc.	1,000	27,768
BASE Inc.(a)	7,000	25,658
Bell System24 Holdings Inc.	3,000	35,023
Change Inc.(a)	3,000	46,334
Comture Corp.	2,000	51,496
Digital Garage Inc.	3,000	104,492
DTS Corp.	3,000	71,881
Future Corp.	4,000	49,732
GMO GlobalSign Holdings KK	400	15,364
GMO internet Inc.	6,000	136,592
Hennge KK(a)	1,000	7,464
Infocom Corp.	2,000	35,451
Infomart Corp.	17,000	101,293
Information Services International-Dentsu Ltd.	2,000	65,098
JIG-SAW Inc.(a)	500	24,684
Kanematsu Electronics Ltd.	1,000	34,064
Mitsubishi Research Institute Inc.	1,000	33,811
NEC Networks & System Integration Corp.	6,000	92,253
NET One Systems Co. Ltd.	8,000	196,828
Nihon Unisys Ltd.	6,000	164,377
NS Solutions Corp.	3,000	95,548
NSD Co. Ltd.	6,000	112,657
Oro Co. Ltd.	1,000	20,887
Relia Inc.	3,000	27,580
SB Technology Corp.	1,000	22,911
SHIFT Inc.(a)	1,000	193,838
TechMatrix Corp.	3,000	46,937
TKC Corp.	3,000	81,908
Transcosmos Inc.	2,000	55,314
Uchida Yoko Co. Ltd.	1,000	41,540
Zuken Inc.	1,000	28,102

		2,046,885

Leisure Products — 1.1%
GLOBERIDE Inc.	1,000	25,051
Heiwa Corp.	5,016	84,621
Mizuno Corp.	2,000	39,522
Roland Corp.	1,000	33,892
Sankyo Co. Ltd.	4,000	111,672
Sega Sammy Holdings Inc.	15,000	273,591
Snow Peak Inc.	2,000	49,427
Tomy Co. Ltd.	7,000	76,555
Universal Entertainment Corp.(a)	2,000	41,140
Yonex Co. Ltd.	5,000	39,811

		775,282

Life Sciences Tools & Services — 0.0%
CellSource Co. Ltd.(a)	1,000	30,541

Machinery — 7.1%
Aichi Corp.	2,000	15,354

Security	Shares	Value

Machinery (continued)
Aida Engineering Ltd.	4,000	$34,634
Amada Co. Ltd.	30,000	265,823
CKD Corp.	5,000	87,206
Daiwa Industries Ltd.	3,000	28,989
DMG Mori Co. Ltd.	10,000	139,693
Ebara Corp.	9,000	469,721
Fuji Corp./Aichi	6,000	122,013
Fujitec Co. Ltd.	6,000	143,844
Fukushima Galilei Co. Ltd.	1,000	34,413
Furukawa Co. Ltd.	3,000	34,755
Giken Ltd.	1,000	31,146
Glory Ltd.	4,000	72,546
Harmonic Drive Systems Inc.	4,000	163,615
Hirata Corp.	1,000	45,628
Hitachi Zosen Corp.	14,000	97,044
Hosokawa Micron Corp.	1,000	23,395
IHI Corp.	12,000	277,714
Japan Steel Works Ltd. (The)	5,000	163,291
Kawasaki Heavy Industries Ltd.	13,000	239,845
Kitz Corp.	5,000	28,537
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	37,876
Makino Milling Machine Co. Ltd.	2,000	65,312
Max Co. Ltd.	2,000	30,856
Meidensha Corp.	3,000	58,727
METAWATER Co. Ltd.	2,000	36,919
Mitsubishi Logisnext Co. Ltd.	2,000	16,241
Mitsuboshi Belting Ltd.	2,000	37,699
Morita Holdings Corp.	3,000	32,001
Nabtesco Corp.	10,000	277,155
Nachi-Fujikoshi Corp.	1,000	36,361
Nikkiso Co. Ltd.	4,000	27,711
Nissei ASB Machine Co. Ltd.	1,000	26,239
Nitta Corp.	2,000	48,483
Nittoku Co. Ltd.	1,000	23,123
Noritake Co. Ltd./Nagoya Japan	1,000	39,934
NSK Ltd.	34,000	219,355
NTN Corp.(a)	36,000	68,095
Obara Group Inc.	1,000	27,036
Oiles Corp.	2,096	29,240
OKUMA Corp.	2,000	81,569
Organo Corp.	1,000	71,178
OSG Corp.	7,000	116,993
Shibaura Machine Co. Ltd.	2,000	53,402
Shibuya Corp.	1,000	21,517
Shima Seiki Manufacturing Ltd.	2,000	31,132
Shinmaywa Industries Ltd.	5,000	40,633
Sodick Co. Ltd.	4,000	27,106
Star Micronics Co. Ltd.	3,000	38,273
Sumitomo Heavy Industries Ltd.	10,000	242,308
Tadano Ltd.	9,000	76,847
Takeuchi Manufacturing Co. Ltd.	3,000	67,066
Takuma Co. Ltd.	6,000	76,253
Teikoku Sen-I Co. Ltd.	2,000	33,160
THK Co. Ltd.	10,000	229,730
Tocalo Co. Ltd.	5,000	58,718
Tsubaki Nakashima Co. Ltd.	4,000	34,011
Tsubakimoto Chain Co.	2,000	57,196
Tsugami Corp.	3,000	33,261
Tsukishima Kikai Co. Ltd.	2,000	18,229
Union Tool Co.	1,000	32,374

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
YAMABIKO Corp.	3,000	$34,744

		5,133,269
Marine — 0.5%
Iino Kaiun Kaisha Ltd.	7,000	54,147
Kawasaki Kisen Kaisha Ltd.(a)	4,000	281,808
NS United Kaiun Kaisha Ltd.	1,000	36,547

		372,502
Media — 0.8%
Direct Marketing MiX Inc.	2,000	27,995
Fuji Media Holdings Inc.	4,000	43,415
Gakken Holdings Co. Ltd.	2,000	17,984
Kadokawa Corp.	8,016	203,427
Nippon Television Holdings Inc.	5,000	57,199
Proto Corp.	2,000	20,128
Septeni Holdings Co. Ltd.	6,000	33,625
SKY Perfect JSAT Holdings Inc.	13,000	48,886
TBS Holdings Inc.	3,000	48,576
TV Asahi Holdings Corp.	2,000	27,335
ValueCommerce Co. Ltd.	1,000	31,297
Vector Inc.	3,000	29,117
Zenrin Co. Ltd.	3,000	29,179

		618,163
Metals & Mining — 2.1%
Aichi Steel Corp.	1,000	22,922
Asahi Holdings Inc.	7,000	135,943
Daido Steel Co. Ltd.	2,000	71,922
Daiki Aluminium Industry Co. Ltd.	2,000	30,315
Dowa Holdings Co. Ltd.	4,000	180,522
Kobe Steel Ltd.	30,000	159,324
Kyoei Steel Ltd.	2,000	27,684
Maruichi Steel Tube Ltd.	5,000	124,098
Mitsubishi Materials Corp.	10,000	179,993
Mitsui Mining & Smelting Co. Ltd.	5,000	146,413
Nippon Light Metal Holdings Co. Ltd.	5,000	80,124
Sanyo Special Steel Co. Ltd.	2,000	37,053
Toho Titanium Co. Ltd.	3,000	28,426
Tokyo Steel Manufacturing Co. Ltd.	8,000	78,270
UACJ Corp.(a)	3,014	61,786
Yamato Kogyo Co. Ltd.	4,000	128,622
Yodogawa Steel Works Ltd.	2,000	48,035

		1,541,452
Multiline Retail — 1.1%
H2O Retailing Corp.	8,035	60,080
Isetan Mitsukoshi Holdings Ltd.	30,000	241,936
Izumi Co. Ltd.	3,000	83,881
J Front Retailing Co. Ltd.	22,000	184,268
Kintetsu Department Store Co. Ltd.(a)	1,000	21,984
Matsuya Co. Ltd.(a)	2,000	12,038
Seria Co. Ltd.	4,000	102,620
Takashimaya Co. Ltd.	13,000	126,892

		833,699
Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	5,000	113,014
Itochu Enex Co. Ltd.	4,000	36,401
Iwatani Corp.	4,200	199,619
Japan Petroleum Exploration Co. Ltd.	3,000	71,211
Mitsuuroko Group Holdings Co. Ltd.	3,000	28,265

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
San-Ai Oil Co. Ltd.	5,000	$41,571

		490,081
Paper & Forest Products — 0.4%
Daiken Corp.	1,000	19,558
Daio Paper Corp.	7,000	103,992
Hokuetsu Corp.	11,000	68,597
Nippon Paper Industries Co. Ltd.	9,000	85,907
Tokushu Tokai Paper Co. Ltd.	1,000	28,859

		306,913
Personal Products — 1.1%
Euglena Co. Ltd.(a)	9,000	60,026
Fancl Corp.	7,000	198,751
Kitanotatsujin Corp.	6,000	11,754
Mandom Corp.	3,000	35,975
Milbon Co. Ltd.	2,000	105,884
Noevir Holdings Co. Ltd.	1,000	45,070
Premier Anti-Aging Co. Ltd.(a)	300	16,965
Rohto Pharmaceutical Co. Ltd.	8,000	268,335
YA-MAN Ltd.	3,000	24,890

		767,650
Pharmaceuticals — 1.5%
Hisamitsu Pharmaceutical Co. Inc.	5,000	159,772
JCR Pharmaceuticals Co. Ltd.	6,000	114,534
Kaken Pharmaceutical Co. Ltd.	3,000	110,257
Kissei Pharmaceutical Co. Ltd.	2,000	42,277
KYORIN Holdings Inc.	4,000	65,091
Mochida Pharmaceutical Co. Ltd.	2,000	66,785
Nichi-Iko Pharmaceutical Co. Ltd.	5,050	37,137
Sawai Group Holdings Co. Ltd.	3,000	119,228
Seikagaku Corp.	3,000	23,809
Sosei Group Corp.(a)	7,000	87,288
Torii Pharmaceutical Co. Ltd.	1,000	25,429
Towa Pharmaceutical Co. Ltd.	2,000	51,828
Tsumura & Co.	5,000	138,874
ZERIA Pharmaceutical Co. Ltd.	2,000	34,508

		1,076,817
Professional Services — 2.6%
Altech Corp.	1,080	18,228
BayCurrent Consulting Inc.	1,200	479,872
BeNext-Yumeshin Group Co.	5,016	71,454
en Japan Inc.	3,000	79,247
Fullcast Holdings Co. Ltd.	2,000	41,291
Funai Soken Holdings Inc.	3,000	58,335
Insource Co. Ltd.	2,000	34,425
IR Japan Holdings Ltd.	1,000	35,662
JAC Recruitment Co. Ltd.	1,000	15,939
Link And Motivation Inc.	3,000	10,884
Makuake Inc.(a)	400	6,385
Meitec Corp.	2,000	118,031
Nomura Co. Ltd.	7,000	56,613
Outsourcing Inc.	10,000	123,945
Pasona Group Inc.	2,000	44,007
SMS Co. Ltd.	6,000	163,418
S-Pool Inc.	6,000	52,871
TechnoPro Holdings Inc.	10,000	290,356
UT Group Co. Ltd.	2,000	60,855
Visional Inc.(a)	1,000	73,119
WDB Holdings Co. Ltd.	1,000	22,680
Weathernews Inc.	400	27,737

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
World Holdings Co. Ltd.	1,000	$18,753

		1,904,107
Real Estate Management & Development — 2.0%
Aeon Mall Co. Ltd.	9,000	126,558
Goldcrest Co. Ltd.	1,000	16,234
Heiwa Real Estate Co. Ltd.	3,000	107,270
Ichigo Inc.	22,000	51,194
Katitas Co. Ltd.	5,000	157,828
Keihanshin Building Co. Ltd.	3,000	38,992
Leopalace21 Corp.(a)	18,000	32,029
Relo Group Inc.	10,000	150,510
SAMTY Co. Ltd.	2,000	37,930
SRE Holdings Corp.(a)	600	19,462
Starts Corp. Inc.	3,000	67,800
Sun Frontier Fudousan Co. Ltd.	2,000	18,805
TKP Corp.(a)	1,000	12,623
TOC Co. Ltd.	3,000	18,608
Tokyo Tatemono Co. Ltd.	17,000	260,602
Tokyu Fudosan Holdings Corp.	55,000	305,109
Tosei Corp.	3,000	28,590

		1,450,144
Road & Rail — 3.2%
Fukuyama Transporting Co. Ltd.	2,000	69,068
Hamakyorex Co. Ltd.	1,000	25,336
Hitachi Transport System Ltd.	4,000	211,982
Keikyu Corp.	20,000	209,563
Kyushu Railway Co.	12,000	265,488
Maruzen Showa Unyu Co. Ltd.	1,000	27,830
Nagoya Railroad Co. Ltd.(a)	17,000	312,184
Nankai Electric Railway Co. Ltd.	9,000	183,515
Nikkon Holdings Co. Ltd.	5,000	95,242
Nishi-Nippon Railroad Co. Ltd.	5,000	113,335
Sakai Moving Service Co. Ltd.	1,000	38,507
Sankyu Inc.	5,000	173,364
Seibu Holdings Inc.(a)	20,000	209,298
Seino Holdings Co. Ltd.	11,000	115,073
Senko Group Holdings Co. Ltd.	10,000	82,143
Sotetsu Holdings Inc.(a)	7,000	132,874
Trancom Co. Ltd.	1,000	63,562

		2,328,364
Semiconductors & Semiconductor Equipment — 2.3%
Ferrotec Holdings Corp.	4,000	84,652
Japan Material Co. Ltd.	6,000	88,064
Megachips Corp.	1,000	31,874
Micronics Japan Co. Ltd.	2,000	28,805
Mimasu Semiconductor Industry Co. Ltd.	1,000	21,342
Mitsui High-Tec Inc.	2,000	147,516
Optorun Co. Ltd.	2,000	32,383
Rorze Corp.	1,000	95,052
RS Technologies Co. Ltd.	1,000	48,884
Sanken Electric Co. Ltd.	2,000	90,793
SCREEN Holdings Co. Ltd.	3,408	336,327
Shinko Electric Industries Co. Ltd.	6,000	256,265
Tokyo Seimitsu Co. Ltd.	3,000	124,912
Tri Chemical Laboratories Inc.	2,300	53,987
Ulvac Inc.	4,000	199,653

		1,640,509
Software — 1.5%
Alpha Systems Inc.	1,000	32,552

Security	Shares	Value

Software (continued)
Broadleaf Co. Ltd.	8,000	$24,313
Cybozu Inc.	2,000	24,179
Digital Arts Inc.	1,000	56,307
Freee KK(a)	3,000	100,863
Fuji Soft Inc.	2,000	98,073
Fukui Computer Holdings Inc.	1,000	27,502
Justsystems Corp.	3,000	145,966
Miroku Jyoho Service Co. Ltd.	2,000	26,605
Money Forward Inc.(a)	4,000	178,129
OBIC Business Consultants Co. Ltd.	3,000	110,287
Optim Corp.(a)	1,000	8,373
PKSHA Technology Inc.(a)	1,000	17,653
Plaid Inc.(a)	1,000	10,206
Plus Alpha Consulting Co. Ltd.	1,000	20,201
Rakus Co. Ltd.	6,000	99,509
Sansan Inc.(a)	6,000	52,811
Systena Corp.	24,000	87,705

		1,121,234
Specialty Retail — 2.6%
ABC-Mart Inc.	3,000	130,171
Adastria Co. Ltd.	2,000	29,486
Alpen Co. Ltd.	1,000	18,432
AOKI Holdings Inc.	3,000	15,653
Arcland Sakamoto Co. Ltd.	2,000	27,371
Autobacs Seven Co. Ltd.	6,000	75,177
Bic Camera Inc.	8,000	69,603
DCM Holdings Co. Ltd.	11,000	106,904
EDION Corp.	7,000	72,977
Geo Holdings Corp.	2,000	26,416
IDOM Inc.	5,000	28,640
JINS Holdings Inc.	1,000	56,194
Joshin Denki Co. Ltd.	1,000	18,259
Joyful Honda Co. Ltd.	5,000	69,495
Keiyo Co. Ltd.	3,000	23,285
Kohnan Shoji Co. Ltd.	2,000	63,599
Komeri Co. Ltd.	3,000	73,765
K’s Holdings Corp.	15,000	162,540
Nafco Co. Ltd.	1,000	14,530
Nextage Co. Ltd.	4,000	85,894
Nishimatsuya Chain Co. Ltd.	3,000	37,415
Nojima Corp.	3,000	66,633
PAL GROUP Holdings Co. Ltd.	2,000	27,753
Sanrio Co. Ltd.	4,000	81,996
Shimamura Co. Ltd.	2,000	181,420
T-Gaia Corp.	2,000	30,248
United Arrows Ltd.	2,000	29,686
VT Holdings Co. Ltd.	7,000	30,047
Xebio Holdings Co. Ltd.	2,000	16,749
Yamada Holdings Co. Ltd.	62,000	215,267
Yellow Hat Ltd.	3,000	42,594

		1,928,199
Technology Hardware, Storage & Peripherals — 0.8%
Eizo Corp.	1,000	32,133
Elecom Co. Ltd.	4,000	55,143
Konica Minolta Inc.	40,000	169,464
Maxell Ltd.	4,000	41,204
MCJ Co. Ltd.	6,000	52,532
Riso Kagaku Corp.	2,000	39,940
Sun Corp.	1,000	15,773

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Toshiba TEC Corp.	2,000	$85,105
Wacom Co. Ltd.	13,000	98,719

		590,013

Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	14,000	280,401
Descente Ltd.(a)	3,000	79,295
Goldwin Inc.	2,000	105,658
Gunze Ltd.	1,000	34,353
Japan Wool Textile Co. Ltd. (The)	4,000	31,495
Onward Holdings Co. Ltd.	9,000	21,569
Seiko Holdings Corp.	2,000	41,796
Seiren Co. Ltd.	4,000	80,306
Wacoal Holdings Corp.	3,000	51,496

		726,369

Trading Companies & Distributors — 1.8%
Advan Group Co. Ltd.	1,000	8,235
Daiichi Jitsugyo Co. Ltd	1,000	38,029
Hanwa Co. Ltd.	3,000	87,262
Inaba Denki Sangyo Co. Ltd.	4,000	93,116
Inabata & Co. Ltd.	4,000	80,778
Japan Pulp & Paper Co. Ltd.	1,000	36,663
Kanamoto Co. Ltd.	3,000	59,439
Kanematsu Corp.	7,000	85,461
Nagase & Co. Ltd.	9,000	143,995
Nichiden Corp.	1,000	19,938
Nippon Steel Trading Corp.	1,044	49,523
Nishio Rent All Co. Ltd.	2,000	50,001
Sojitz Corp.	21,000	346,859
Trusco Nakayama Corp.	4,000	87,644
Wakita & Co. Ltd.	3,000	25,953
Yamazen Corp.	5,000	44,815
Yuasa Trading Co. Ltd.	1,000	26,012

		1,283,723

Security	Shares	Value

Transportation Infrastructure — 0.9%
Japan Airport Terminal Co. Ltd.(a)	5,000	$233,482
Kamigumi Co. Ltd.	9,000	174,891
Mitsubishi Logistics Corp.	5,000	119,571
Sumitomo Warehouse Co. Ltd. (The)	5,000	92,735

		620,679

Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	1,000	45,012

Total Common Stocks — 99.6% (Cost: $85,859,628)		72,469,151

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	9,029	9,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	30,000	30,000

		39,031

Total Short-Term Investments — 0.1% (Cost: $39,031)		39,031

Total Investments in Securities — 99.7% (Cost: $85,898,659)		72,508,182

Other Assets, Less Liabilities — 0.3%		249,704

Net Assets — 100.0%		$72,757,886

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,031	(a)	$—	$—	$—	$9,031	9,029	$8	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	2		—

					$—	$—	$39,031		$10		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	15	03/10/22	$247	$(5,621)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,621

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(10,308)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,322)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$313,726

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,185,889	$71,283,262	$—	$72,469,151
Money Market Funds	39,031	—	—	39,031

	$1,224,920	$71,283,262	$—	$72,508,182

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(5,621)	$—	$(5,621)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 38.3%
AMMB Holdings Bhd(a)	4,406,937	$3,534,335
CIMB Group Holdings Bhd	16,064,212	21,882,567
Hong Leong Bank Bhd	1,572,240	7,527,040
Hong Leong Financial Group Bhd	553,800	2,548,390
Malayan Banking Bhd	11,483,181	23,993,621
Public Bank Bhd	35,199,900	37,383,887
RHB Bank Bhd	4,507,302	6,352,120

		103,221,960

Beverages — 0.6%
Fraser & Neave Holdings Bhd(b)	310,200	1,669,768

Chemicals — 4.9%
Petronas Chemicals Group Bhd	5,802,700	13,198,948

Diversified Telecommunication Services — 1.2%
Telekom Malaysia Bhd	2,741,300	3,303,794

Electric Utilities — 4.5%
Tenaga Nasional Bhd	5,537,812	12,105,599

Electronic Equipment, Instruments & Components — 2.1%
Inari Amertron Bhd	7,149,400	5,535,589

Energy Equipment & Services — 2.4%
Dialog Group Bhd	9,555,654	6,437,780

Food Products — 12.3%
IOI Corp. Bhd	6,084,130	6,685,268
Kuala Lumpur Kepong Bhd	1,045,500	6,474,455
Nestle Malaysia Bhd	170,000	5,432,606
PPB Group Bhd	1,547,619	6,612,906
QL Resources Bhd	2,640,950	3,113,660
Sime Darby Plantation Bhd	4,180,055	4,904,199

		33,223,094

Gas Utilities — 3.0%
Petronas Gas Bhd	1,913,400	7,943,287

Health Care Equipment & Supplies — 4.0%
Hartalega Holdings Bhd(b)	4,151,700	4,568,502
Top Glove Corp. Bhd(b)	12,898,300	6,297,848

		10,866,350

Health Care Providers & Services — 2.5%
IHH Healthcare Bhd	4,254,100	6,674,153

Hotels, Restaurants & Leisure — 4.0%
Genting Bhd	5,156,900	5,716,193
Genting Malaysia Bhd	7,183,600	5,141,425

		10,857,618

Security	Shares	Value

Industrial Conglomerates — 2.3%
HAP Seng Consolidated Bhd(b)	1,508,700	$2,723,817
Sime Darby Bhd	6,578,755	3,562,650

		6,286,467

Marine — 2.1%
MISC Bhd	3,237,820	5,678,973

Metals & Mining — 4.7%
Press Metal Aluminium Holdings Bhd	7,810,600	12,706,061

Oil, Gas & Consumable Fuels — 1.4%
Petronas Dagangan Bhd	721,300	3,697,124

Transportation Infrastructure — 2.3%
Malaysia Airports Holdings Bhd(a)	2,613,000	3,827,545
Westports Holdings Bhd	2,483,100	2,312,474

		6,140,019

Wireless Telecommunication Services — 7.0%
Axiata Group Bhd	6,655,100	6,229,497
DiGi.Com Bhd	7,519,700	7,269,702
Maxis Bhd	5,678,700	5,444,392

		18,943,591

Total Common Stocks — 99.6% (Cost: $150,417,280)		268,490,175

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	3,426,950	3,427,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	230,000	230,000

		3,657,635

Total Short-Term Investments — 1.4% (Cost: $3,657,310)		3,657,635

Total Investments in Securities — 101.0% (Cost: $154,074,590)		272,147,810

Other Assets, Less Liabilities — (1.0)%		(2,732,344)

Net Assets — 100.0%		$269,415,466

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,505,154	$—	$(5,076,844	)(a)	$617	$(1,292)	$3,427,635	3,426,950	$147,531	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—	(130,000	)(a)	—	—	230,000	230,000	13		—

					$617	$(1,292)	$3,657,635		$147,544		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	11	03/18/22	$647	$(12,251)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,251

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(74,588)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,768)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$668,708

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$79,284,789	$189,205,386	$—	$268,490,175
Money Market Funds	3,657,635	—	—	3,657,635

	$82,942,424	$189,205,386	$—	$272,147,810

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,251)	$—	$—	$(12,251)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 59.8%
Ampol Ltd.	273,313	$5,903,656
APA Group	1,359,563	9,939,048
Aristocrat Leisure Ltd.	692,078	18,983,697
ASX Ltd.	222,319	13,352,802
Aurizon Holdings Ltd.	2,106,208	5,372,749
Australia & New Zealand Banking Group Ltd.	3,237,310	61,288,241
BHP Group Ltd.	5,813,425	198,506,148
BlueScope Steel Ltd.	567,669	8,405,960
Brambles Ltd.	1,647,369	11,865,538
Cochlear Ltd.	75,836	12,379,773
Coles Group Ltd.	1,531,846	19,379,517
Commonwealth Bank of Australia	1,959,571	132,944,067
Computershare Ltd.	623,975	9,859,015
Crown Resorts Ltd.(a)	433,932	3,921,786
CSL Ltd.	549,781	104,526,576
Dexus	1,235,148	9,777,408
Domino’s Pizza Enterprises Ltd.	69,246	3,998,415
Endeavour Group Ltd./Australia	1,540,278	8,044,432
Evolution Mining Ltd.	2,100,565	6,495,341
Fortescue Metals Group Ltd.	1,944,687	25,907,775
Goodman Group	1,930,621	31,236,764
GPT Group/The	2,199,794	7,849,031
IDP Education Ltd.	238,296	4,608,547
Insurance Australia Group Ltd.	2,830,850	9,450,678
Lendlease Corp. Ltd.	788,500	6,083,095
Macquarie Group Ltd.	389,182	51,217,615
Medibank Pvt Ltd.	3,162,617	7,294,608
Mineral Resources Ltd.	195,183	6,414,702
Mirvac Group	4,527,646	8,443,671
National Australia Bank Ltd.	3,757,834	78,925,917
Newcrest Mining Ltd.	939,319	17,425,119
Northern Star Resources Ltd.	1,270,535	9,469,279
Orica Ltd.	465,457	4,962,579
Origin Energy Ltd.	2,022,524	8,398,854
Qantas Airways Ltd.(a)	1,076,753	3,989,882
QBE Insurance Group Ltd.	1,695,584	14,149,677
Ramsay Health Care Ltd.	210,273	9,808,753
REA Group Ltd.	60,564	5,837,707
Reece Ltd.	331,865	4,698,283
Rio Tinto Ltd.	426,294	36,762,319
Santos Ltd.	3,694,966	19,678,776
Scentre Group	5,960,480	13,241,810
SEEK Ltd.	386,110	7,537,956
Sonic Healthcare Ltd.	523,297	13,353,282
South32 Ltd.	5,355,616	18,798,277
Stockland	2,741,359	8,295,060
Suncorp Group Ltd.	1,449,939	11,278,676
Tabcorp Holdings Ltd.	2,556,012	9,243,626
Telstra Corp. Ltd.	4,758,677	13,674,689
Transurban Group	3,525,225	32,560,397
Treasury Wine Estates Ltd.	828,950	6,992,350
Vicinity Centres	4,433,555	5,773,109
Washington H Soul Pattinson & Co. Ltd.	246,935	4,530,260
Wesfarmers Ltd.	1,302,069	45,663,378
Westpac Banking Corp.	4,212,904	69,623,471
WiseTech Global Ltd.	167,397	5,359,385
Woodside Petroleum Ltd.	1,116,800	23,336,953

Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	1,391,797	$35,988,637

		1,342,809,116

Cayman Islands — 1.3%
CK Hutchison Holdings Ltd.	3,083,732	21,620,239
Grab Holdings Ltd., Class A(a)	1,246,513	7,179,915

		28,800,154

Hong Kong — 23.0%
AIA Group Ltd.	13,891,414	144,246,286
BOC Hong Kong Holdings Ltd.	4,284,500	15,403,051
Budweiser Brewing Co. APAC Ltd.(b)	1,977,100	6,136,858
Chow Tai Fook Jewellery Group Ltd.(a)	2,330,000	4,838,334
CK Asset Holdings Ltd.	2,317,732	14,638,896
CK Infrastructure Holdings Ltd.	770,708	4,784,556
CLP Holdings Ltd.	1,886,000	19,213,226
ESR Cayman Ltd.(a)(b)	2,274,800	7,017,817
Futu Holdings Ltd., ADR(a)(c)	61,722	2,638,616
Galaxy Entertainment Group Ltd.(a)	2,501,000	13,948,654
Hang Lung Properties Ltd.	2,308,736	4,839,287
Hang Seng Bank Ltd.	878,200	16,194,964
Henderson Land Development Co. Ltd.	1,690,442	7,028,078
HK Electric Investments & HK Electric Investments Ltd., Class SS	3,088,000	3,046,667
HKT Trust & HKT Ltd., Class SS	4,350,338	5,867,551
Hong Kong & China Gas Co. Ltd.	12,857,253	19,443,333
Hong Kong Exchanges & Clearing Ltd.	1,368,500	66,312,930
Hongkong Land Holdings Ltd.(c)	1,324,000	7,169,986
Jardine Matheson Holdings Ltd.	247,700	14,738,150
Link REIT	2,400,786	19,400,268
Melco Resorts & Entertainment Ltd., ADR(a)	251,304	2,518,066
MTR Corp. Ltd.	1,778,286	9,217,749
New World Development Co. Ltd.	1,712,480	6,849,305
Power Assets Holdings Ltd.	1,593,000	10,039,925
Sands China Ltd.(a)	2,788,000	7,353,297
Sino Land Co. Ltd.	3,800,800	4,797,365
SITC International Holdings Co. Ltd.(c)	1,535,000	6,329,046
Sun Hung Kai Properties Ltd.	1,497,500	17,409,606
Swire Pacific Ltd., Class A	579,500	3,202,440
Swire Properties Ltd.	1,363,000	3,544,506
Techtronic Industries Co. Ltd.	1,580,207	26,478,037
WH Group Ltd.(b)	9,577,000	6,688,343
Wharf Real Estate Investment Co. Ltd.	1,920,600	8,622,120
Xinyi Glass Holdings Ltd.	2,081,000	5,543,244

		515,500,557

Ireland — 0.7%
James Hardie Industries PLC	511,171	16,688,223

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	303

New Zealand — 2.1%
Auckland International Airport Ltd.(a)	1,437,387	6,959,861
Fisher & Paykel Healthcare Corp. Ltd.	662,668	12,452,864
Mercury NZ Ltd.	791,665	3,083,779
Meridian Energy Ltd.	1,492,579	5,067,444
Ryman Healthcare Ltd.	495,172	3,368,104
Spark New Zealand Ltd.	2,139,767	6,569,727
Xero Ltd.(a)	153,711	10,568,860

		48,070,639

Singapore — 11.8%
Ascendas Real Estate Investment Trust(c)	3,853,880	7,902,154

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	5,590,238	$8,748,807
Capitaland Investment Ltd/Singapore(a)	3,030,000	8,302,987
City Developments Ltd.	471,700	2,496,005
DBS Group Holdings Ltd.	2,080,100	52,293,989
Genting Singapore Ltd.	6,873,900	3,929,612
Keppel Corp. Ltd.	1,660,100	7,390,686
Mapletree Commercial Trust	2,499,600	3,352,029
Mapletree Logistics Trust(c)	3,633,584	4,724,134
Oversea-Chinese Banking Corp. Ltd.	3,888,524	33,695,694
Sea Ltd., ADR(a)	367,459	53,502,030
Singapore Airlines Ltd.(a)(c)	1,535,450	5,813,956
Singapore Exchange Ltd.(c)	916,700	6,359,869
Singapore Technologies Engineering Ltd.	1,783,700	5,054,868
Singapore Telecommunications Ltd.	9,482,428	17,786,928
United Overseas Bank Ltd.	1,355,300	30,122,055
UOL Group Ltd.	540,800	2,802,676
Venture Corp. Ltd.	322,600	4,208,120
Wilmar International Ltd.	2,206,000	7,169,572

		265,656,171

Total Common Stocks — 98.7% (Cost: $2,141,758,881)		2,217,525,163

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	7,097,787	7,099,206

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	830,000	$830,000

		7,929,206

Total Short-Term Investments — 0.4% (Cost: $7,927,763)		7,929,206

Total Investments in Securities — 99.1% (Cost: $2,149,686,644)		2,225,454,369

Other Assets, Less Liabilities — 0.9%		21,286,968

Net Assets — 100.0%		$2,246,741,337

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,751,750	$—	$(17,647,440	)(a)	$(4,562)	$(542)	$7,099,206	7,097,787	$621,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	—	(100,000	)(a)	—	—	830,000	830,000	47		—

					$(4,562)	$(542)	$7,929,206		$621,308		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	195	03/17/22	$24,946	$(124,820)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Pacific ex Japan ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

MSCI Singapore Index	388	03/30/22	$9,551	$(150,121)

				$(274,941)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$274,941

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(948,370)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(221,456)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,032,648

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$94,330,282	$2,123,194,578	$303	$2,217,525,163
Money Market Funds	7,929,206	—	—	7,929,206

	$102,259,488	$2,123,194,578	$303	$2,225,454,369

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(274,941)	$—	$(274,941)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Singapore Technologies Engineering Ltd.	7,190,900	$20,378,455

Airlines — 3.5%
Singapore Airlines Ltd.(a)(b)	5,757,367	21,800,176

Banks — 32.4%
DBS Group Holdings Ltd.	4,302,700	108,170,446
Oversea-Chinese Banking Corp. Ltd.	7,631,250	66,127,987
United Overseas Bank Ltd.	1,214,100	26,983,832

		201,282,265

Capital Markets — 3.5%
Singapore Exchange Ltd.	3,155,700	21,893,572

Diversified Telecommunication Services — 4.7%
Singapore Telecommunications Ltd.	15,603,268	29,268,264

Electronic Equipment, Instruments & Components — 2.9%
Venture Corp. Ltd.	1,379,800	17,998,651

Entertainment — 16.9%
Sea Ltd., ADR(a)	721,403	105,036,277

Equity Real Estate Investment Trusts (REITs) — 12.6%
Ascendas Real Estate Investment Trust	13,040,294	26,738,355
CapitaLand Integrated Commercial Trust	9,834,494	15,391,132
Mapletree Commercial Trust	12,284,200	16,473,432
Mapletree Logistics Trust	15,010,913	19,516,146

		78,119,065

Food Products — 4.0%
Wilmar International Ltd.	7,577,700	24,627,771

Hotels, Restaurants & Leisure — 2.9%
Genting Singapore Ltd.	31,061,242	17,756,826

Industrial Conglomerates — 4.1%
Keppel Corp. Ltd.	5,790,700	25,779,921

Security	Shares	Value

Real Estate Management & Development — 7.0%
Capitaland Investment Ltd/Singapore(a)	5,255,900	$14,402,531
City Developments Ltd.	2,706,800	14,323,057
UOL Group Ltd.	2,861,300	14,828,581

		43,554,169

Road & Rail — 3.3%
Grab Holdings Ltd., Class A(a)	3,597,596	20,722,153

Total Common Stocks — 101.1% (Cost: $635,631,162)		628,217,565

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	564,659	564,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	1,030,000	1,030,000

		1,594,772

Total Short-Term Investments — 0.2% (Cost: $1,594,339)		1,594,772

Total Investments in Securities — 101.3% (Cost: $637,225,501)		629,812,337

Other Assets, Less Liabilities — (1.3)%		(8,339,783)

Net Assets — 100.0%		$621,472,554

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,464,697	$—		$(19,895,259	)(a)	$(3,093)	$(1,573)	$564,772	564,659	$29,474	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	730,000	(a)	—		—	—	1,030,000	1,030,000	24		—

						$(3,093)	$(1,573)	$1,594,772		$29,498		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Singapore Index	80	03/30/22	$1,969	$(53,965)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$53,965

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(190,681)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$26,256

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,630,814

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$125,758,430	$502,459,135	$—	$628,217,565
Money Market Funds	1,594,772	—	—	1,594,772

	$127,353,202	$502,459,135	$—	$629,812,337

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(53,965)	$—	$(53,965)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.4%
Cheng Shin Rubber Industry Co. Ltd.(a)	22,599,670	$28,911,765

Banks — 10.5%
Chang Hwa Commercial Bank Ltd.	58,965,840	37,436,479
CTBC Financial Holding Co. Ltd.	121,265,325	118,534,124
E.Sun Financial Holding Co Ltd(a)	85,553,789	90,434,868
First Financial Holding Co. Ltd.	76,791,123	70,704,462
Hua Nan Financial Holdings Co. Ltd.	76,068,924	60,317,333
Mega Financial Holding Co. Ltd.(a)	76,193,271	102,678,120
Shanghai Commercial & Savings Bank Ltd/The	28,925,306	47,647,105
SinoPac Financial Holdings Co. Ltd.	99,799,724	61,283,125
Taishin Financial Holding Co. Ltd.	96,580,978	67,686,382
Taiwan Cooperative Financial Holding Co. Ltd.	78,339,460	74,319,367

		731,041,365

Chemicals — 4.1%
Formosa Chemicals & Fibre Corp.	25,534,610	72,392,480
Formosa Plastics Corp.	27,003,518	101,965,689
Nan Ya Plastics Corp.	34,563,938	109,014,653

		283,372,822

Communications Equipment — 0.6%
Accton Technology Corp.(a)	4,569,000	41,434,279

Construction Materials — 1.5%
Asia Cement Corp.	22,683,136	36,661,760
Taiwan Cement Corp.(a)	37,905,646	64,349,493

		101,011,253

Diversified Financial Services — 2.3%
Chailease Holding Co. Ltd.(a)	10,197,017	92,543,130
Yuanta Financial Holding Co. Ltd.	74,718,657	66,745,620

		159,288,750

Diversified Telecommunication Services — 1.6%
Chunghwa Telecom Co. Ltd.	24,843,648	110,420,493

Electrical Equipment — 0.4%
Voltronic Power Technology Corp.	508,000	26,382,079
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	2

		26,382,081

Electronic Equipment, Instruments & Components — 13.8%
AU Optronics Corp.(a)	73,182,830	54,790,284
Delta Electronics Inc.(a)	13,273,180	118,292,001
E Ink Holdings Inc.	6,566,000	35,386,131
Foxconn Technology Co. Ltd.(a)	13,884,499	31,958,673
Hon Hai Precision Industry Co. Ltd.(a)	76,038,002	282,447,573
Innolux Corp.(a)	78,492,873	47,763,967
Largan Precision Co. Ltd.(a)	711,794	51,728,067
Nan Ya Printed Circuit Board Corp.(a)	2,986,000	57,180,753
Pacific Electric Wire & Cable Co. Ltd.(b)	197	—
Synnex Technology International Corp.	17,178,364	44,474,213
Unimicron Technology Corp.	11,338,000	105,418,402
WPG Holdings Ltd.	21,015,604	41,941,031
Yageo Corp.(a)	3,688,125	60,510,162
Zhen Ding Technology Holding Ltd.(a)	6,623,072	21,967,325

		953,858,582

Food & Staples Retailing — 0.7%
President Chain Store Corp.	4,980,215	46,537,665

Food Products — 1.2%
Uni-President Enterprises Corp.(a)	33,099,189	79,633,081

Security	Shares	Value

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.(a)	2,309,000	$29,933,314

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	34,563,843	36,639,173

Insurance — 6.0%
Cathay Financial Holding Co. Ltd.	56,061,315	126,061,465
China Development Financial Holding Corp.	148,947,587	102,001,470
Fubon Financial Holding Co. Ltd.	51,843,689	139,981,278
Shin Kong Financial Holding Co. Ltd.(a)	124,949,273	50,671,242

		418,715,455

Internet & Direct Marketing Retail — 0.0%
momo.com Inc.	10,000	355,990

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.(a)	3,479,590	36,124,405

Machinery — 1.0%
Airtac International Group(a)	1,249,826	41,571,830
Hiwin Technologies Corp.	3,143,591	30,013,648

		71,585,478

Marine — 2.5%
Evergreen Marine Corp. Taiwan Ltd.(a)	19,324,533	101,516,734
Wan Hai Lines Ltd.(a)	4,373,200	29,787,859
Yang Ming Marine Transport Corp.(a)(c)	10,712,000	45,274,232

		176,578,825

Metals & Mining — 1.6%
China Steel Corp.(a)	83,163,977	108,142,645

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(a)	11,364,950	39,977,162

Pharmaceuticals — 0.4%
Oneness Biotech Co. Ltd.(a)(c)	3,455,000	30,501,605

Real Estate Management & Development — 0.7%
Ruentex Development Co. Ltd.(a)	18,847,459	48,664,629

Semiconductors & Semiconductor Equipment — 37.5%
ASE Technology Holding Co. Ltd.(a)	22,818,432	82,472,829
ASMedia Technology Inc.(a)	422,000	26,125,310
eMemory Technology Inc.	438,000	29,559,416
Globalwafers Co. Ltd.(a)	1,996,000	49,405,823
MediaTek Inc.(a)	9,354,175	369,637,968
Nanya Technology Corp.(a)	12,539,000	35,114,224
Novatek Microelectronics Corp.(a)	4,414,544	73,186,362
Parade Technologies Ltd.	438,000	30,240,246
Realtek Semiconductor Corp.(a)	3,634,063	59,918,278
Silergy Corp.(a)	631,000	84,081,467
Taiwan Semiconductor Manufacturing Co. Ltd.	69,792,882	1,500,515,984
United Microelectronics Corp.(a)	77,763,501	146,533,741
Vanguard International Semiconductor Corp.(a)	8,853,000	40,178,135
Win Semiconductors Corp.(a)	2,944,000	32,230,114
Winbond Electronics Corp.(a)	35,142,000	42,321,197

		2,601,521,094

Specialty Retail — 0.8%
Hotai Motor Co. Ltd.(a)	2,477,000	56,082,842

Technology Hardware, Storage & Peripherals — 6.9%
Acer Inc.(a)	36,322,737	37,696,764
Advantech Co. Ltd.(a)	3,528,827	46,469,386
Asustek Computer Inc.(a)	5,490,857	73,250,636

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.	2,944,743	$15,114,806
Compal Electronics Inc.(a)	41,383,554	37,700,895
Inventec Corp.(a)	37,264,868	34,414,094
Lite-On Technology Corp.	19,443,071	47,808,165
Micro-Star International Co. Ltd.(a)	7,086,000	39,942,199
Pegatron Corp.	15,964,037	39,567,771
Quanta Computer Inc.	20,431,240	68,319,948
Wiwynn Corp.(a)	1,087,000	38,822,856

		479,107,520

Textiles, Apparel & Luxury Goods — 1.6%
Eclat Textile Co. Ltd.	2,081,601	43,147,799
Feng TAY Enterprise Co. Ltd.	4,737,747	35,316,850
Pou Chen Corp.	30,547,103	35,227,306

		113,691,955

Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(a)	29,047,000	30,742,522

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co. Ltd.(a)	16,203,259	40,076,030
Taiwan Mobile Co. Ltd.	12,963,609	47,938,007

		88,014,037

Total Common Stocks — 99.8% (Cost: $2,784,948,911)		6,928,270,787

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	572,474,767	$572,589,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	1,680,000	1,680,000

		574,269,262

Total Short-Term Investments — 8.3% (Cost: $574,285,708)		574,269,262

Total Investments in Securities — 108.1% (Cost: $3,359,234,619)		7,502,540,049

Other Assets, Less Liabilities — (8.1)%		(565,238,473)

Net Assets — 100.0%		$6,937,301,576

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$836,443,148	$—	$(263,644,310	)(a)	$(133,896)	$(75,680)	$572,589,262	572,474,767	$5,667,039	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,300,000	—	(44,620,000	)(a)	—	—	1,680,000	1,680,000	217		—

					$(133,896)	$(75,680)	$574,269,262		$5,667,256		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	147	03/30/22	$9,167	$(173,233)

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$173,233

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,583,934

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,764,482)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,872,721

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$30,501,605	$6,897,769,180	$2	$6,928,270,787
Money Market Funds	574,269,262	—	—	574,269,262

	$604,770,867	$6,897,769,180	$2	$7,502,540,049

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(173,233)	$—	$(173,233)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	7,820,247	$606,126
Bangkok Airways PCL, NVDR(a)	1,872,600	543,594

		1,149,720

Auto Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR	2,350,345	1,930,105

Banks — 3.4%
Kiatnakin Phatra Bank PCL, NVDR	543,973	1,139,382
Krung Thai Bank PCL, NVDR	8,933,700	3,843,526
Siam Commercial Bank PCL (The), NVDR	2,170,100	8,385,821
Thanachart Capital PCL, NVDR	737,200	945,886
Tisco Financial Group PCL, NVDR	514,800	1,544,356

		15,858,971

Beverages — 1.3%
Carabao Group PCL, NVDR(b)	766,200	2,508,504
Osotspa PCL, NVDR	3,071,600	3,324,905

		5,833,409

Building Products — 0.2%
Dynasty Ceramic PCL, NVDR	10,561,040	969,644

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR	4,544,700	3,059,573

Chemicals — 3.9%
Eastern Polymer Group PCL, NVDR	2,494,600	756,655
Indorama Ventures PCL, NVDR	4,319,910	5,985,010
PTT Global Chemical PCL, NVDR	5,763,907	9,393,248
TOA Paint Thailand PCL, NVDR(b)	1,565,000	1,394,920
Vinythai PCL, NVDR	540,300	587,303

		18,117,136

Construction & Engineering — 0.6%
CH Karnchang PCL, NVDR	2,805,000	1,809,691
Sino-Thai Engineering & Construction PCL, NVDR(b)	2,743,528	1,191,445

		3,001,136

Construction Materials — 5.8%
Siam Cement PCL (The), NVDR	1,995,300	24,012,705
Siam City Cement PCL, NVDR	229,000	1,128,355
Tipco Asphalt PCL, NVDR(b)	1,800,400	1,008,334
TPI Polene PCL, NVDR	14,756,500	783,175

		26,932,569

Consumer Finance — 4.1%
AEON Thana Sinsap Thailand PCL, NVDR(b)	224,400	1,360,090
JMT Network Services PCL, NVDR	1,397,900	2,925,021
Krungthai Card PCL, NVDR	2,307,300	4,490,010
Muangthai Capital PCL, NVDR	1,897,200	3,004,868
Ngern Tid Lor PCL, NVDR(a)	2,668,400	3,075,185
Ratchthani Leasing PCL, NVDR	5,756,527	771,364
Srisawad Corp. PCL, NVDR	1,931,160	3,428,428

		19,054,966

Containers & Packaging — 1.5%
Polyplex Thailand PCL, NVDR(b)	686,700	572,688
SCG Packaging PCL, NVDR	3,292,600	6,193,091

		6,765,779

Diversified Telecommunication Services — 1.2%
Jasmine International PCL, NVDR(a)(b)	11,029,868	1,219,179
True Corp. PCL, NVDR	29,863,418	4,590,522

		5,809,701

Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.1%
Delta Electronics Thailand PCL, NVDR	798,400	$9,996,210
Hana Microelectronics PCL, NVDR	1,440,500	2,267,254
Jay Mart PCL, NVDR(b)	1,229,200	2,136,792
KCE Electronics PCL, NVDR	2,113,200	3,934,302
Synnex Thailand PCL, NVDR(b)	647,900	527,993

		18,862,551

Entertainment — 0.3%
Major Cineplex Group PCL, NVDR	1,362,100	842,064
RS PCL, NVDR(a)(b)	1,231,200	639,740

		1,481,804

Food & Staples Retailing — 7.4%
Berli Jucker PCL, NVDR	3,073,500	3,160,372
CP ALL PCL, NVDR	14,942,000	31,217,065

		34,377,437

Food Products — 3.4%
Charoen Pokphand Foods PCL, NVDR	9,907,700	7,676,645
GFPT PCL, NVDR(b)	1,296,700	519,870
Ichitan Group PCL, NVDR(b)	1,325,800	418,986
Khon Kaen Sugar Industry PCL, NVDR(a)	3,933,378	409,197
R&B Food Supply PCL, NVDR(b)	1,290,400	626,523
Thai Union Group PCL, NVDR	7,320,200	4,570,224
Thai Vegetable Oil PCL, NVDR	1,132,553	1,126,487
Thaifoods Group PCL, NVDR(b)	2,864,600	372,636

		15,720,568

Health Care Equipment & Supplies — 0.4%
Sri Trang Gloves Thailand PCL, NVDR(b)	2,557,300	2,015,317

Health Care Providers & Services — 6.2%
Bangkok Chain Hospital PCL, NVDR	3,499,925	2,045,863
Bangkok Dusit Medical Services PCL, NVDR	24,407,200	17,745,573
Bumrungrad Hospital PCL, NVDR	1,218,876	5,743,712
Chularat Hospital PCL, NVDR(b)	12,736,200	1,365,546
Thonburi Healthcare Group PCL, NVDR	1,301,400	1,981,474

		28,882,168

Hotels, Restaurants & Leisure — 2.8%
Asset World Corp. PCL, NVDR(a)	20,449,200	3,012,603
Central Plaza Hotel PCL, NVDR(a)	1,042,500	1,101,733
Minor International PCL, NVDR(a)	7,975,710	7,553,382
MK Restaurants Group PCL, NVDR	827,100	1,371,063

		13,038,781

Independent Power and Renewable Electricity Producers — 9.4%
Absolute Clean Energy PCL, NVDR(b)	5,122,600	494,101
B Grimm Power PCL, NVDR(b)	1,996,600	2,118,307
Banpu Power PCL, NVDR(b)	1,959,500	1,003,596
BCPG PCL, NVDR	2,215,950	849,412
CK Power PCL, NVDR	5,244,560	821,463
Electricity Generating PCL, NVDR	672,400	3,703,830
Energy Absolute PCL, NVDR(b)	3,815,100	11,150,160
Global Power Synergy PCL, NVDR	1,802,500	4,160,858
Gulf Energy Development PCL, NVDR	7,513,400	11,681,326
Gunkul Engineering PCL, NVDR	10,272,722	1,960,743
Ratch Group PCL, NVDR	2,038,500	2,874,739
SPCG PCL, NVDR	1,224,500	668,112
Super Energy Corp. PCL, NVDR	42,126,750	1,188,721
TPI Polene Power PCL, NVDR(b)	6,437,500	804,373

		43,479,741

Industrial Conglomerates — 0.2%
Thoresen Thai Agencies PCL, NVDR	3,516,400	1,077,050

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.9%
Bangkok Life Assurance PCL, NVDR(b)	1,316,000	$1,765,391
Dhipaya Group Holdings PCL(a)	910,600	1,665,137
TQM Corp. PCL, NVDR(b)	693,800	960,809

		4,391,337

Marine — 0.5%
Precious Shipping PCL, NVDR	1,984,900	1,068,642
Regional Container Lines PCL, NVDR	844,700	1,228,516

		2,297,158

Media — 0.9%
BEC World PCL, NVDR(a)(b)	2,300,500	1,167,739
Plan B Media PCL, NVDR(a)	5,321,060	1,298,467
VGI PCL, NVDR(b)	8,777,500	1,565,691

		4,031,897

Multiline Retail — 1.2%
Central Retail Corp. PCL, NVDR	4,626,034	5,439,517

Oil, Gas & Consumable Fuels — 13.8%
Bangchak Corp. PCL, NVDR	2,634,200	2,511,151
Banpu PCL, NVDR	13,841,300	4,638,915
Esso Thailand PCL, NVDR(a)(b)	2,685,400	620,032
IRPC PCL, NVDR(b)	28,738,700	3,368,771
Prima Marine PCL, NVDR	2,532,900	446,807
PTT Exploration & Production PCL, NVDR	3,557,784	14,979,171
PTT PCL, NVDR	25,581,900	31,140,041
Siamgas & Petrochemicals PCL, NVDR	1,402,500	598,560
Star Petroleum Refining PCL, NVDR(a)	4,449,900	1,223,589
Thai Oil PCL, NVDR	2,868,800	4,769,029

		64,296,066

Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	896,200	1,180,509

Real Estate Management & Development — 6.4%
Amata Corp. PCL, NVDR	2,217,800	1,456,901
AP Thailand PCL, NVDR	6,067,186	1,972,139
Bangkok Land PCL, NVDR(b)	28,889,400	919,510
Central Pattana PCL, NVDR	5,174,100	8,798,721
Land & Houses PCL, NVDR	21,389,400	6,299,211
MBK PCL, NVDR(a)	2,235,700	859,009
Origin Property PCL, NVDR	1,874,700	686,463
Pruksa Holding PCL, NVDR	1,978,800	872,390
Quality Houses PCL, NVDR	19,178,232	1,341,518
Sansiri PCL, NVDR(b)	30,579,237	1,158,218
SC Asset Corp. PCL, NVDR	3,744,704	446,897
Singha Estate PCL, NVDR(a)(b)	7,788,400	464,801
Supalai PCL, NVDR	3,281,600	2,210,050
WHA Corp. PCL, NVDR	20,983,640	2,190,269

		29,676,097

Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR	20,195,600	5,887,026

Specialty Retail — 4.3%
Com7 PCL, NVDR	1,380,800	3,505,346
Dohome PCL, NVDR(b)	1,559,910	1,131,019
Home Product Center PCL, NVDR	15,132,473	7,086,214
PTG Energy PCL, NVDR(b)	2,142,500	947,979
PTT Oil & Retail Business PCL, NVDR	7,670,400	6,078,093

Security	Shares	Value

Specialty Retail (continued)
Singer Thailand PCL, NVDR	715,524	$1,062,875

		19,811,526

Transportation Infrastructure — 5.9%
Airports of Thailand PCL, NVDR(a)	10,967,800	21,669,436
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	491,800	388,409
Bangkok Expressway & Metro PCL, NVDR(b)	19,542,253	5,343,274

		27,401,119

Water Utilities — 0.4%
Eastern Water Resources Development and Management PCL, NVDR(b)	1,494,700	349,945
TTW PCL, NVDR(b)	3,576,666	1,258,811
WHA Utilities and Power PCL, NVDR(b)	2,945,100	368,385

		1,977,141

Wireless Telecommunication Services — 6.1%
Advanced Info Service PCL, NVDR	3,044,219	21,429,220
Intouch Holdings PCL, NVDR	2,876,000	6,687,700

		28,116,920

Total Common Stocks — 99.5% (Cost: $512,847,245)		461,924,439

Rights

Food Products — 0.0%
Khon Kaen Sugar, (Expires 02/28/22)(a)	35,671	—

Media — 0.0%
VGI PCL, (Expires 03/25/22)(a)	2,385,750	58,412

Oil, Gas & Consumable Fuels — 0.0%
Bangchak Corp. PCL, (Expires 02/28/22)(a)	117,773	—

Total Rights — 0.0% (Cost: $0)		58,412

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	12,971,255	12,973,849
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	1,080,000	1,080,000

		14,053,849

Total Short-Term Investments — 3.0% (Cost: $14,051,763)		14,053,849

Total Investments in Securities — 102.5% (Cost: $526,899,008)		476,036,700

Other Assets, Less Liabilities — (2.5)%		(11,435,215)

Net Assets — 100.0%		$464,601,485

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,250,286	$—	$(20,267,365	)(a)	$(6,515)	$(2,557)	$12,973,849	12,971,255	$1,273,311	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	—	(50,000	)(a)	—	—	1,080,000	1,080,000	50		—

					$(6,515)	$(2,557)	$14,053,849		$1,273,361		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	35	03/18/22	$2,057	$(46,645)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$46,645

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(341)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(72,558)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,605,215

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$22,399,333	$439,525,106	$—	$461,924,439
Rights	—	58,412	—	58,412
Money Market Funds	14,053,849	—	—	14,053,849

	$36,453,182	$439,583,518	$—	$476,036,700

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(46,645)	$—	$—	$(46,645)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$852,800,798	$72,469,151	$268,490,175	$2,217,525,163
Affiliated(c)	1,746,726	39,031	3,657,635	7,929,206
Cash	3,065	5,062	1,214	—
Foreign currency, at value(d)	52,195	14,397	150,228	5,166,613
Cash pledged:
Futures contracts(e)	15,000	—	19,000	—
Foreign currency collateral pledged:
Futures contracts(e)	—	9,490	—	2,341,760
Receivables:
Investments sold	7,511,989	988,297	869,273	48,761,588
Securities lending income — Affiliated	281	7	6,200	47,207
Variation margin on futures contracts	—	4,235	—	459,504
Capital shares sold	—	—	9,631,870	—
Dividends	22	228,255	340,055	16,286,359
Tax reclaims	—	810	—	—

Total assets	862,130,076	73,758,735	283,165,650	2,298,517,400

LIABILITIES
Bank overdraft	—	—	—	104,392
Collateral on securities loaned, at value	1,036,830	9,031	3,432,098	7,136,638
Payables:
Investments purchased	7,608,538	964,264	10,220,061	43,713,981
Variation margin on futures contracts	6,308	—	2,559	—
Investment advisory fees	351,597	27,554	95,466	821,052

Total liabilities	9,003,273	1,000,849	13,750,184	51,776,063

NET ASSETS	$853,126,803	$72,757,886	$269,415,466	$2,246,741,337

NET ASSETS CONSIST OF:
Paid-in capital	$1,471,908,959	$98,772,177	$290,922,821	$2,825,774,249
Accumulated loss	(618,782,156)	(26,014,291)	(21,507,355)	(579,032,912)

NET ASSETS	$853,126,803	$72,757,886	$269,415,466	$2,246,741,337

Shares outstanding	37,500,000	1,000,000	10,500,000	48,300,000

Net asset value	$22.75	$72.76	$25.66	$46.52

Shares authorized	375 million	500 million	300 million	1 billion

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$1,042,929	$8,661	$4,113,207	$6,954,948
(b) Investments, at cost — Unaffiliated	$975,239,202	$85,859,628	$150,417,280	$2,141,758,881
(c) Investments, at cost — Affiliated	$1,746,807	$39,031	$3,657,310	$7,927,763
(d) Foreign currency, at cost	$52,200	$14,283	$150,174	$5,151,231
(e) Foreign currency collateral pledged, at cost	$—	$9,556	$—	$2,333,982

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$628,217,565	$6,928,270,787	$461,982,851
Affiliated(c)	1,594,772	574,269,262	14,053,849
Cash	6,856	1,418	7,579
Foreign currency, at value(d)	1,581,087	10,607,816	130,374
Cash pledged:
Futures contracts	—	441,000	63,000
Foreign currency collateral pledged:
Futures contracts(e)	114,598	—	—
Receivables:
Investments sold	60,426,930	189,699,442	—
Securities lending income — Affiliated	2,076	971,025	144,962
Variation margin on futures contracts	4,832	107,240	—
Capital shares sold	626,675	—	33,302
Dividends	773,249	398,340	1,480,023

Total assets	693,348,640	7,704,766,330	477,895,940

LIABILITIES
Collateral on securities loaned, at value	580,540	572,842,804	12,986,536
Payables:
Investments purchased	71,065,472	129,266,209	107,566
Variation margin on futures contracts	—	—	11,125
Capital shares redeemed	—	61,578,386	—
Investment advisory fees	230,074	3,134,738	189,228
Foreign taxes	—	642,617	—

Total liabilities	71,876,086	767,464,754	13,294,455

NET ASSETS	$621,472,554	$6,937,301,576	$464,601,485

NET ASSETS CONSIST OF:
Paid-in capital	$882,252,917	$2,935,832,565	$634,196,709
Accumulated earnings (loss)	(260,780,363)	4,001,469,011	(169,595,224)

NET ASSETS	$621,472,554	$6,937,301,576	$464,601,485

Shares outstanding	29,700,000	108,300,000	5,850,000

Net asset value	$20.93	$64.06	$79.42

Shares authorized	300 million	900 million	200 million

Par value	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$557,920	$528,494,208	$11,754,235
(b) Investments, at cost — Unaffiliated	$635,631,162	$2,784,948,911	$512,847,245
(c) Investments, at cost — Affiliated	$1,594,339	$574,285,708	$14,051,763
(d) Foreign currency, at cost	$1,588,312	$10,655,234	$130,344
(e) Foreign currency collateral pledged, at cost	$117,852	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$8,016,465	$853,484	$5,233,123	$50,029,365
Dividends — Affiliated	61	2	314	395
Securities lending income — Affiliated — net	517,214	8	147,230	620,913
Foreign taxes withheld	—	(84,911)	—	(697,539)

Total investment income	8,533,740	768,583	5,380,667	49,953,134

EXPENSES
Investment advisory fees	2,334,311	188,839	603,137	5,416,272
Commitment fees	—	—	1,183	—
Professional fees	217	217	217	217

Total expenses	2,334,528	189,056	604,537	5,416,489

Net investment income	6,199,212	579,527	4,776,130	44,536,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(21,029,471)	(906,322)	(9,647,507)	(74,805,478)
Investments — Affiliated	(23)	—	617	(4,562)
In-kind redemptions — Unaffiliated	136,785	—	—	6,381,192
Futures contracts	(228,556)	(10,308)	(74,588)	(948,370)
Foreign currency transactions	(3,851)	(16,629)	(56,093)	(522,738)

Net realized loss	(21,125,116)	(933,259)	(9,777,571)	(69,899,956)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(93,180,024)	(8,089,380)	2,570,907	(121,627,286)
Investments — Affiliated	(81)	—	(1,292)	(542)
Futures contracts	(40,639)	(10,322)	(4,768)	(221,456)
Foreign currency translations	(3,655)	179	(4,148)	124,244

Net change in unrealized appreciation (depreciation)	(93,224,399)	(8,099,523)	2,560,699	(121,725,040)

Net realized and unrealized loss	(114,349,515)	(9,032,782)	(7,216,872)	(191,624,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(108,150,303)	$(8,453,255)	$(2,440,742)	$(147,088,351)

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,612,163	$29,348,674	$4,060,808
Dividends — Affiliated	116	63,819	2,295
Securities lending income — Affiliated — net(a)	29,382	5,603,437	1,271,066
Foreign taxes withheld	(133,784)	(6,146,415)	(385,221)
Other foreign taxes	—	(1,101,857)	—

Total investment income	4,507,877	27,767,658	4,948,948

EXPENSES
Investment advisory fees	1,469,685	20,493,791	1,133,796
Commitment fees	—	19,090	—
Professional fees	217	217	217

Total expenses	1,469,902	20,513,098	1,134,013

Net investment income	3,037,975	7,254,560	3,814,935

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,177,922)	31,861,520	(3,159,046)
Investments — Affiliated	(3,093)	(133,896)	(6,515)
In-kind redemptions — Unaffiliated	8,397,180	—	2,586,901
Futures contracts	(190,681)	2,583,934	(341)
Foreign currency transactions	(364,448)	(1,241,912)	(9,285)

Net realized gain (loss)	(1,338,964)	33,069,646	(588,286)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(30,220,007)	49,352,091	419,841
Investments — Affiliated	(1,573)	(75,680)	(2,557)
Futures contracts	26,256	(2,764,482)	(72,558)
Foreign currency translations	(142,855)	(392,720)	(44,253)

Net change in unrealized appreciation (depreciation)	(30,338,179)	46,119,209	300,473

Net realized and unrealized gain (loss)	(31,677,143)	79,188,855	(287,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,639,168)	$86,443,415	$3,527,122

(a) Net of securities lending income tax paid of	$—	$1,399,592	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,199,212	$28,969,140	$579,527	$892,504
Net realized gain (loss)	(21,125,116)	55,547,845	(933,259)	(3,561,252)
Net change in unrealized appreciation (depreciation)	(93,224,399)	120,477,914	(8,099,523)	13,425,992

Net increase (decrease) in net assets resulting from operations	(108,150,303)	204,994,899	(8,453,255)	10,757,244

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,473,189)	(29,103,228)	(818,006)	(534,743)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(52,022,756)	(480,399,865)	8,692,269	192,888

NET ASSETS
Total increase (decrease) in net assets	(170,646,248)	(304,508,194)	(578,992)	10,415,389
Beginning of period	1,023,773,051	1,328,281,245	73,336,878	62,921,489

End of period	$853,126,803	$1,023,773,051	$72,757,886	$73,336,878

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,776,130	$11,760,680	$44,536,645	$59,989,395
Net realized gain (loss)	(9,777,571)	17,588	(69,899,956)	28,747,225
Net change in unrealized appreciation (depreciation)	2,560,699	1,061,655	(121,725,040)	324,866,037

Net increase (decrease) in net assets resulting from operations	(2,440,742)	12,839,923	(147,088,351)	413,602,657

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,979,020)	(8,199,614)	(74,045,047)	(55,488,183)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,536,163	(81,263,223)	27,111,010	200,269,201

NET ASSETS
Total increase (decrease) in net assets	4,116,401	(76,622,914)	(194,022,388)	558,383,675
Beginning of period	265,299,065	341,921,979	2,440,763,725	1,882,380,050

End of period	$269,415,466	$265,299,065	$2,246,741,337	$2,440,763,725

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,037,975	$18,463,333	$7,254,560	$132,498,576
Net realized gain (loss)	(1,338,964)	(755,655)	33,069,646	109,814,384
Net change in unrealized appreciation (depreciation)	(30,338,179)	112,664,961	46,119,209	2,042,034,196

Net increase (decrease) in net assets resulting from operations	(28,639,168)	130,372,639	86,443,415	2,284,347,156

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,731,003)	(19,029,698)	(190,635,508)	(99,705,133)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	57,604,705	(18,837,564)	(513,570,532)	1,138,966,691

NET ASSETS
Total increase (decrease) in net assets	3,234,534	92,505,377	(617,762,625)	3,323,608,714
Beginning of period	618,238,020	525,732,643	7,555,064,201	4,231,455,487

End of period	$621,472,554	$618,238,020	$6,937,301,576	$7,555,064,201

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Thailand ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,814,935	$9,439,648
Net realized loss	(588,286)	(12,016,117)
Net change in unrealized appreciation (depreciation)	300,473	81,676,622

Net increase in net assets resulting from operations	3,527,122	79,100,153

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,789,084)	(8,978,515)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	55,125,254	(95,172,234)

NET ASSETS
Total increase (decrease) in net assets	52,863,292	(25,050,596)
Beginning of period	411,738,193	436,788,789

End of period	$464,601,485	$411,738,193

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$25.80		$22.91	$23.00	$24.18	$24.69	$21.08

Net investment income(a)	0.16		0.57	0.54	0.62	0.71	0.68
Net realized and unrealized gain (loss)(b)		(2.95)	2.92	(0.01)	(1.08)	(0.12)	3.54

Net increase (decrease) from investment operations		(2.79)	3.49	0.53	(0.46)	0.59	4.22

Distributions(c)
From net investment income		(0.26)	(0.60)	(0.62)	(0.72)	(1.10)	(0.61)

Total distributions		(0.26)	(0.60)	(0.62)	(0.72)	(1.10)	(0.61)

Net asset value, end of period	$22.75		$25.80	$22.91	$23.00	$24.18	$24.69

Total Return(d)
Based on net asset value	(10.83	)%(e)	15.24%	2.46%	(2.00)%	2.33%	20.38%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.48%	0.49%

Net investment income	1.31	%(g)	2.26%	2.37%	2.52%	2.83%	3.08%

Supplemental Data
Net assets, end of period (000)	$853,127		$1,023,773	$1,328,281	$1,424,663	$2,729,621	$1,855,447

Portfolio turnover rate(h)	5	%(e)	21%	16%	12%	7%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF

	Six Months Ended
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$81.49		$69.91	$68.75	$77.00	$72.78	$60.95

Net investment income(a)	0.58		1.04	1.21	1.37	0.94	1.02
Net realized and unrealized gain (loss)(b)		(8.49)	11.13	2.78	(7.90)	4.24	12.62

Net increase (decrease) from investment operations		(7.91)	12.17	3.99	(6.53)	5.18	13.64

Distributions(c)
From net investment income		(0.82)	(0.59)	(2.83)	(1.72)	(0.96)	(1.81)

Total distributions		(0.82)	(0.59)	(2.83)	(1.72)	(0.96)	(1.81)

Net asset value, end of period	$72.76		$81.49	$69.91	$68.75	$77.00	$72.78

Total Return(d)
Based on net asset value	(9.75	)%(e)	17.41%	5.72%	(8.42)%	7.09%	22.81%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	1.52	%(g)	1.33%	1.75%	1.94%	1.18%	1.53%

Supplemental Data
Net assets, end of period (000)	$72,758		$73,337	$62,921	$109,995	$284,912	$189,216

Portfolio turnover rate(h)	8	%(e)	21%	10%	10%	9%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF

	Six Months Ended
	02/28/22		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/21		08/31/20		08/31/19		08/31/18		08/31/17	(a)

Net asset value, beginning of period	$26.60		$26.51		$28.02		$32.87		$32.03		$33.13

Net investment income(b)	0.49		0.98		0.76		1.03		0.91		0.56
Net realized and unrealized gain (loss)(c)		(0.65)	(0.05)		(1.41)		(4.85)		2.06		(0.05)

Net increase (decrease) from investment operations		(0.16)	0.93		(0.65)		(3.82)		2.97		0.51

Distributions(d)
From net investment income		(0.78)	(0.84)		(0.86)		(1.03)		(2.13)		(1.61)

Total distributions		(0.78)	(0.84)		(0.86)		(1.03)		(2.13)		(1.61)

Net asset value, end of period	$25.66		$26.60		$26.51		$28.02		$32.87		$32.03

Total Return(e)
Based on net asset value	(0.37	)%(f)	3.51%		(2.27)%		(11.69)%		9.59%		2.14%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%		0.51%		0.49%		0.47%		0.49%

Net investment income	3.91	%(h)	3.62%		2.86%		3.41%		2.69%		2.73%

Supplemental Data
Net assets, end of period (000)	$269,415		$265,299		$341,922		$390,889		$557,220		$437,224

Portfolio turnover rate	17	%(f)	28	%(i)	58	%(i)	48	%(i)	63	%(i)	24	%(i)

(a) Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Where applicable, assumes the reinvestment of distributions.

(f)  Not annualized.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h) Annualized.

(i) Portfolio turnover rate excluding cash creations was as follows:		6%	7%		16%		9%		17%		10%

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF

	Six Months Ended
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$51.17		$42.98	$44.17	$46.02	$46.43	$40.94

Net investment income(a)	0.94		1.30	1.29	1.74	1.66	1.60
Net realized and unrealized gain (loss)(b)		(4.03)	8.06	(0.98)	(1.58)	0.03	5.55

Net increase (decrease) from investment operations		(3.09)	9.36	0.31	0.16	1.69	7.15

Distributions(c)
From net investment income		(1.56)	(1.17)	(1.50)	(2.01)	(2.10)	(1.66)

Total distributions		(1.56)	(1.17)	(1.50)	(2.01)	(2.10)	(1.66)

Net asset value, end of period	$46.52		$51.17	$42.98	$44.17	$46.02	$46.43

Total Return(d)
Based on net asset value	(6.05	)%(e)	21.82%	0.72%	0.56%	3.63%	18.06%

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)	0.47%	0.48%	0.48%	0.48%	0.49%

Net investment income	3.86	%(g)	2.66%	3.04%	3.89%	3.52%	3.69%

Supplemental Data
Net assets, end of period (000)	$2,246,741		$2,440,764	$1,882,380	$2,266,116	$2,374,834	$3,120,426

Portfolio turnover rate(h)	10	%(e)	9%	8%	7%	6%	3%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF

	Six Months Ended
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$23.03		$19.12	$22.83	$23.84	$24.70	$21.22

Net investment income(b)	0.11		0.63	0.76	0.91	1.04	0.56
Net realized and unrealized gain (loss)(c)		(1.21)	3.92	(3.57)	(1.02)	(0.77)	3.84

Net increase (decrease) from investment operations		(1.10)	4.55	(2.81)	(0.11)	0.27	4.40

Distributions(d)
From net investment income		(1.00)	(0.64)	(0.90)	(0.90)	(1.13)	(0.92)

Total distributions		(1.00)	(0.64)	(0.90)	(0.90)	(1.13)	(0.92)

Net asset value, end of period	$20.93		$23.03	$19.12	$22.83	$23.84	$24.70

Total Return(e)
Based on net asset value	(4.80	)%(f)	23.91%	(12.84)%	(0.41)%	0.91%	21.51%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income	1.02	%(h)	2.87%	3.59%	3.86%	4.03%	3.00%

Supplemental Data
Net assets, end of period (000)	$621,473		$618,238	$525,733	$513,651	$579,292	$600,268

Portfolio turnover rate(i)	28	%(f)	17%	22%	9%	26%	12%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF

	Six Months Ended
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17	(a)

Net asset value, beginning of period	$64.79		$44.08	$34.94	$37.91	$37.35		$30.30

Net investment income(b)	0.07		1.22	1.05	0.92	0.98		0.87
Net realized and unrealized gain (loss)(c)	0.96		20.46	9.11	(2.89)	0.60		6.88

Net increase (decrease) from investment operations	1.03		21.68	10.16	(1.97)	1.58		7.75

Distributions(d)
From net investment income		(1.39)	(0.97)	(1.02)	(1.00)	(1.02)		(0.70)
From net realized gain		(0.37)	—	—	—	—		—

Total distributions		(1.76)	(0.97)	(1.02)	(1.00)	(1.02)		(0.70)

Net asset value, end of period	$64.06		$64.79	$44.08	$34.94	$37.91		$37.35

Total Return(e)
Based on net asset value	1.57	%(f)	49.79%	29.34%	(4.92)%	4.43%		26.17%

Ratios to Average Net Assets(g)
Total expenses	0.58	%(h)	0.57%	0.59%	0.59%	0.59%		0.62%

Net investment income	0.20	%(h)	2.16%	2.68%	2.70%	2.65%		3.10%

Supplemental Data
Net assets, end of period (000)	$6,937,302		$7,555,064	$4,231,455	$2,662,495	$4,082,891		$3,764,790

Portfolio turnover rate(i)	6	%(f)	12%	15%	7%	12	%(j)	11	%(j)

(a) Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market  values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Where applicable, assumes the reinvestment of distributions.

(f)  Not annualized.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h) Annualized.

(i)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”)

(j) Portfolio turnover rate excluding cash creations was as follows:		5%	12%	14%	6%	11%		8%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF

	Six Months Ended
	02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$79.95		$68.25	$90.53	$90.80	$82.70	$75.94

Net investment income(a)	0.74		1.70	1.97	2.10	2.12	1.99
Net realized and unrealized gain (loss)(b)		(0.15)	11.73	(22.24)	(0.33)	8.13	6.90

Net increase (decrease) from investment operations	0.59		13.43	(20.27)	1.77	10.25	8.89

Distributions(c)
From net investment income		(1.12)	(1.73)	(2.01)	(2.04)	(2.15)	(2.13)

Total distributions		(1.12)	(1.73)	(2.01)	(2.04)	(2.15)	(2.13)

Net asset value, end of period	$79.42		$79.95	$68.25	$90.53	$90.80	$82.70

Total Return(d)
Based on net asset value	0.84	%(e)	19.65%	(22.57)%	2.03%	12.55%	12.01%

Ratios to Average Net Assets(f)
Total expenses	0.57	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	1.93	%(g)	2.26%	2.57%	2.36%	2.30%	2.63%

Supplemental Data
Net assets, end of period (000)	$464,601		$411,738	$436,789	$466,237	$435,842	$355,590

Portfolio turnover rate(h)	2	%(e)	17%	11%	17%	10%	7%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Hong Kong
BNP Paribas SA	$1,042,929	$1,036,726		$—	$(6,203	)(b)

MSCI Japan Small-Cap
BNP Paribas SA	$8,661	$8,661		$—	$—

MSCI Malaysia
Morgan Stanley	$2,923,083	$2,436,640		$—	$(486,443	)(b)
UBS AG	1,190,124	990,995		—	(199,129	)(b)

	$4,113,207	$3,427,635		$—	$(685,572)

MSCI Pacific ex Japan
BNP Paribas SA	$1,749,073	$1,729,724		$—	$(19,349	)(b)
BofA Securities, Inc.	2,563,297	2,563,297		—	—
HSBC Bank PLC	39,099	39,099		—	—
Morgan Stanley	2,188,804	2,188,804		—	—
UBS Securities LLC	414,675	409,123		—	(5,552	)(b)

	$6,954,948	$6,930,047		$—	$(24,901)

MSCI Singapore
Morgan Stanley	$47,123	$47,123		$—	$—
State Street Bank & Trust Co.	510,797	510,797		—	—

	$557,920	$557,920		$—	$—

MSCI Taiwan
Citigroup Global Markets Ltd.	$41,929,595	$41,929,595		$—	$—
Goldman Sachs International	93,661,291	93,661,291		—	—
J.P. Morgan Securities PLC	148,270,180	148,270,180		—	—
Macquarie Bank Ltd.	11,711,921	11,711,921		—	—
Morgan Stanley	232,921,221	232,921,221		—	—

	$528,494,208	$528,494,208		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Thailand
Barclays Capital, Inc.	$2,044,113	$2,044,113		$—	$—
BofA Securities, Inc.	72,529	72,529		—	—
Citigroup Global Markets, Inc.	254,416	254,416		—	—
Credit Suisse Securities (USA) LLC	469,519	469,519		—	—
Goldman Sachs & Co. LLC	156,633	156,633		—	—
J.P. Morgan Securities LLC	5,296,857	5,296,857		—	—
Morgan Stanley	1,309,353	1,309,353		—	—
SG Americas Securities LLC	1,951,810	1,951,810		—	—
UBS AG	199,005	199,005		—	—

	$11,754,235	$11,754,235		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Hong Kong	$112,481
MSCI Japan Small-Cap	2
MSCI Malaysia	33,225
MSCI Pacific ex Japan	141,656
MSCI Singapore	10,316
MSCI Taiwan	1,677,861
MSCI Thailand	284,377

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Hong Kong	$9,313,881	$3,628,158	$(8,037,151)
MSCI Japan Small-Cap	3,205,313	1,767,434	851,227
MSCI Pacific ex Japan	6,281,153	18,182,613	(11,764,569)
MSCI Singapore	5,918,418	66,436,926	4,317,134
MSCI Taiwan	19,430,316	7,167,171	920,874

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.   PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Hong Kong	$76,713,293	$49,741,050
MSCI Japan Small-Cap	5,901,748	5,986,462
MSCI Malaysia	54,763,106	43,927,553
MSCI Pacific ex Japan	234,427,263	258,110,616
MSCI Singapore	172,837,645	165,584,066
MSCI Taiwan	428,762,444	1,049,234,124
MSCI Thailand	10,865,227	8,515,261

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Hong Kong	$2,012,097	$83,631,354
MSCI Japan Small-Cap	8,449,537	—
MSCI Pacific ex Japan	41,463,371	26,900,613
MSCI Singapore	104,141,614	53,771,213
MSCI Thailand	74,153,338	22,999,985

8.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI Hong Kong	$464,534,433
MSCI Japan Small-Cap	10,918,565
MSCI Malaysia	102,921,977
MSCI Pacific ex Japan	510,753,366
MSCI Singapore	215,141,841
MSCI Thailand	113,015,960

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Hong Kong	$986,843,175	$77,022,460	$(209,332,799)	$(132,310,339)
MSCI Japan Small-Cap	86,882,923	4,124,105	(18,504,467)	(14,380,362)
MSCI Malaysia	181,807,593	121,604,696	(31,276,730)	90,327,966
MSCI Pacific ex Japan	2,229,729,162	339,002,429	(343,552,163)	(4,549,734)
MSCI Singapore	651,316,269	54,883,520	(76,441,417)	(21,557,897)
MSCI Taiwan	3,536,611,737	4,154,169,776	(188,414,697)	3,965,755,079
MSCI Thailand	532,108,611	21,498,207	(77,616,763)	(56,118,556)

9.   LINE OF CREDIT

The iShares MSCI Malaysia ETF and iShares MSCI Taiwan ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

10.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Hong Kong
Shares sold	2,025,000	$48,791,689	8,700,000	$209,932,705
Shares redeemed	(4,200,000)	(100,814,445)	(27,000,000)	(690,332,570)

Net decrease	(2,175,000)	$(52,022,756)	(18,300,000)	$(480,399,865)

MSCI Japan Small-Cap
Shares sold	100,000	$8,692,269	200,000	$15,401,017
Shares redeemed	—	—	(200,000)	(15,208,129)

Net increase	100,000	$8,692,269	—	$192,888

MSCI Malaysia
Shares sold	1,875,000	$47,336,875	2,550,000	$68,530,419
Shares redeemed	(1,350,000)	(33,800,712)	(5,475,000)	(149,793,642)

Net increase (decrease)	525,000	$13,536,163	(2,925,000)	$(81,263,223)

MSCI Pacific ex Japan
Shares sold	1,200,000	$55,442,378	9,300,000	$467,556,958
Shares redeemed	(600,000)	(28,331,368)	(5,400,000)	(267,287,757)

Net increase	600,000	$27,111,010	3,900,000	$200,269,201

MSCI Singapore
Shares sold	5,350,000	$114,314,496	5,800,000	$122,874,810
Shares redeemed	(2,500,000)	(56,709,791)	(6,450,000)	(141,712,374)

Net increase (decrease)	2,850,000	$57,604,705	(650,000)	$(18,837,564)

MSCI Taiwan
Shares sold	1,000,000	$67,752,959	20,600,000	$1,138,966,691
Shares redeemed	(9,300,000)	(581,323,491)	—	—

Net increase (decrease)	(8,300,000)	$(513,570,532)	20,600,000	$1,138,966,691

MSCI Thailand
Shares sold	1,000,000	$78,350,999	1,450,000	$109,985,794
Shares redeemed	(300,000)	(23,225,745)	(2,700,000)	(205,158,028)

Net increase (decrease)	700,000	$55,125,254	(1,250,000)	$(95,172,234)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Hong Kong(a)	$0.257000	$—	$0.005408	$0.262408	98%	—%	2%	100%
MSCI Pacific ex Japan(a)	1.196722	—	0.367275	1.563997	77	—	23	100
MSCI Singapore(a)	0.550878	—	0.452280	1.003158	55	—	45	100
MSCI Thailand(a)	0.850090	—	0.274004	1.124094	76	—	24	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Brazil ETF | EWZ | NYSE Arca

•	iShares MSCI Chile ETF | ECH | Cboe BZX

•	iShares MSCI Colombia ETF | ICOL | NYSE Arca

•	iShares MSCI Israel ETF | EIS | NYSE Arca

•	iShares MSCI South Africa ETF | EZA | NYSE Arca

•	iShares MSCI Turkey ETF | TUR | NASDAQ

•	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers. Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds. The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.42)%	12.87%	0.73%	(3.96)%	12.87%	3.73%	(33.25)%
Fund Market	(2.78)	12.64	0.97	(4.06)	12.64	4.96	(33.92)
Index	(3.50)	13.04	1.34	(3.41)	13.04	6.88	(29.32)

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$975.80	$2.84		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	26.5%
Financials	22.3
Energy	17.8
Consumer Staples	9.1
Industrials	6.7
Utilities	5.6
Consumer Discretionary	4.9
Health Care	4.2
Communication Services	2.2
Information Technology	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Vale SA	20.1%
Petroleo Brasileiro SA (Preferred)	8.2
Petroleo Brasileiro SA	6.9
Itau Unibanco Holding SA (Preferred)	6.2
B3 SA - Brasil, Bolsa, Balcao	4.4
Banco Bradesco SA (Preferred)	4.0
Ambev SA	3.5
WEG SA	2.7
Hapvida Participacoes e Investimentos SA	2.4
Suzano SA	2.3

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.54	)%(a)	(14.45)%	(5.97)%	(7.13)%	(14.45)%	(26.50)%	(52.26)%
Fund Market	(5.96)		(12.98)	(5.92)	(7.18)	(12.98)	(26.29)	(52.53)
Index	(4.77)		(13.81)	(5.75)	(6.90)	(13.81)	(25.64)	(51.09)

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$944.60	$2.80		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	30.4%
Financials	23.8
Utilities	17.6
Consumer Staples	14.5
Energy	4.3
Consumer Discretionary	4.0
Real Estate	3.2
Communication Services	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	23.2%
Banco de Chile	12.8
Enel Americas SA	7.1
Banco Santander Chile	4.5
Banco de Credito e Inversiones SA	4.3
Empresas COPEC SA	4.3
Empresas CMPC SA	4.2
Falabella SA	4.0
Cencosud SA	4.0
Cia. Cervecerias Unidas SA	3.7

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Colombia ETF

Investment Objective

The iShares MSCI Colombia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	8.71%	10.30%	(1.09)%	(7.05)%	10.30%	(5.31)%	(47.05)%
Fund Market	7.66	10.64	(1.38)	(7.16)	10.64	(6.70)	(47.60)
Index	10.12	12.23	(0.44)	(6.58)	12.23	(2.20)	(44.70)

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,087.10	$3.16		$1,000.00	$1,021.80	$3.06		0.61%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	39.0%
Energy	23.1
Utilities	19.8
Consumer Staples	6.4
Materials	5.5
Industrials	2.8
Communication Services	1.9
Consumer Discretionary	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Ecopetrol SA	14.5%
Bancolombia SA (Preferred)	14.1
Interconexion Electrica SA ESP	9.4
Bancolombia SA	8.8
Grupo Energia Bogota SA ESP	4.4
Banco Davivienda SA (Preferred)	4.4
Grupo Nutresa SA	4.1
Canacol Energy Ltd.	3.0
Parex Resources Inc.	3.0
Enel Americas SA	2.8

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.52%	15.86%	9.35%	8.02%	15.86%	56.37%	116.30%
Fund Market	3.78	16.79	9.42	8.05	16.79	56.83	116.80
Index	3.66	16.52	9.92	8.40	16.52	60.43	123.97

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,035.20	$2.93		$1,000.00	$1,021.90	$2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	28.7%
Financials	24.9
Real Estate	11.5
Industrials	9.9
Health Care	5.9
Materials	4.8
Consumer Discretionary	4.2
Communication Services	2.9
Utilities	2.7
Consumer Staples	2.5
Energy	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank Leumi Le-Israel BM	7.6%
Check Point Software Technologies Ltd.	7.3
Nice Ltd.	6.8
Bank Hapoalim BM	5.8
Teva Pharmaceutical Industries Ltd.	4.3
ICL Group Ltd.	3.8
Israel Discount Bank Ltd., Class A	3.6
CyberArk Software Ltd.	3.2
Mizrahi Tefahot Bank Ltd.	2.6
Elbit Systems Ltd.	2.6

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.55%	15.31%	3.91%	0.92%	15.31%	21.11%	9.56%
Fund Market	7.66	16.09	4.28	1.20	16.09	23.34	12.63
Index	5.86	14.88	4.29	1.42	14.88	23.38	15.11

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,065.50	$2.92		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	31.5%
Materials	30.1
Consumer Discretionary	12.9
Communication Services	10.9
Consumer Staples	8.2
Real Estate	2.1
Health Care	1.8
Industrials	1.4
Energy	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Naspers Ltd., Class N	9.8%
FirstRand Ltd.	7.8
MTN Group Ltd.	7.6
Impala Platinum Holdings Ltd.	5.6
Standard Bank Group Ltd.	5.1
Sasol Ltd.	4.7
Sibanye Stillwater Ltd.	4.5
Gold Fields Ltd.	4.4
Capitec Bank Holdings Ltd.	3.9
AngloGold Ashanti Ltd.	3.5

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(20.12)%	(26.38)%	(9.13)%	(7.39)%	(26.38)%	(38.05)%	(53.59)%
Fund Market	(20.96)	(27.53)	(9.26)	(7.42)	(27.53)	(38.48)	(53.75)
Index	(20.17)	(26.41)	(8.97)	(7.15)	(26.41)	(37.48)	(52.35)

Index performance through May 28, 2019 reflects the performance of MSCI Turkey Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Turkey IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$798.80	$2.54		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	21.9%
Financials	20.3
Materials	19.6
Consumer Staples	13.6
Consumer Discretionary	10.5
Energy	5.4
Communication Services	5.2
Utilities	1.7
Real Estate	1.0
Health Care	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Eregli Demir ve Celik Fabrikalari TAS	9.9%
BIM Birlesik Magazalar AS	7.6
Turkiye Petrol Rafinerileri AS	5.4
KOC Holding AS	5.4
Turkcell Iletisim Hizmetleri AS	5.2
Akbank TAS	5.0
Ford Otomotiv Sanayi AS	4.7
Turkiye Garanti Bankasi AS	4.4
Turkiye Sise ve Cam Fabrikalari AS	3.8
Turk Hava Yollari AO	3.5

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® MSCI USA Equal Weighted ETF

Investment Objective

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.36)%	12.00%	12.54%	12.97%	12.00%	80.51%	238.53%
Fund Market	(4.36)	11.77	12.54	12.96	11.77	80.50	238.37
Index	(4.32)	12.16	12.69	13.13	12.16	81.73	243.34

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$956.40	$0.44		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	18.4%
Financials	13.8
Industrials	13.3
Health Care	13.2
Consumer Discretionary	10.7
Real Estate	5.8
Communication Services	5.6
Consumer Staples	5.4
Utilities	5.4
Materials	5.0
Energy	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
S&P Global Inc.	0.3%
SolarEdge Technologies Inc.	0.2
Block Inc.	0.2
Cheniere Energy Inc.	0.2
Leidos Holdings Inc.	0.2
L3Harris Technologies Inc.	0.2
Mosaic Co. (The)	0.2
Palo Alto Networks Inc.	0.2
Northrop Grumman Corp.	0.2
Lockheed Martin Corp.	0.2

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.0%
Banco Bradesco SA	4,188,471	$13,737,557
Banco do Brasil SA	14,448,019	97,684,151
Banco Inter SA	3,553,044	13,776,933
Banco Santander Brasil SA	7,404,855	43,890,358

		169,088,999

Beverages — 3.5%
Ambev SA	66,621,961	195,519,607

Capital Markets — 5.8%
B3 SA - Brasil, Bolsa, Balcao	87,239,280	245,437,673
Banco BTG Pactual SA	15,507,593	77,046,178
XP Inc.(a)	1	32

		322,483,883

Containers & Packaging — 1.0%
Klabin SA	12,421,579	55,793,218

Diversified Telecommunication Services — 1.4%
Telefonica Brasil SA	7,832,634	76,811,931

Electric Utilities — 2.6%
Centrais Eletricas Brasileiras SA	5,520,424	37,255,994
Energisa SA	2,491,305	21,257,535
Equatorial Energia SA	17,407,287	86,084,145

		144,597,674

Electrical Equipment — 2.6%
WEG SA	26,183,745	148,351,533

Food & Staples Retailing — 2.0%
Atacadao SA	8,273,221	30,496,357
Raia Drogasil SA	17,831,632	80,726,270

		111,222,627

Food Products — 2.4%
BRF SA(a)	11,171,469	35,229,794
JBS SA	14,422,106	101,023,903

		136,253,697

Health Care Providers & Services — 3.3%
Hapvida Participacoes e Investimentos SA(b)	58,063,249	135,914,179
Rede D’Or Sao Luiz SA(b)	5,008,014	49,333,787

		185,247,966

Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	4,186,947	32,436,966

Insurance — 1.0%
BB Seguridade Participacoes SA	12,238,698	53,966,714

Internet & Direct Marketing Retail — 1.0%
Americanas SA	9,656,811	56,590,511

Metals & Mining — 21.0%
Cia. Siderurgica Nacional SA	11,600,572	57,094,918
Vale SA	60,104,783	1,115,164,732

		1,172,259,650

Multiline Retail — 2.4%
Lojas Renner SA	16,020,660	79,187,451
Magazine Luiza SA	45,787,266	52,824,775

		132,012,226

Oil, Gas & Consumable Fuels — 9.6%
Cosan SA	17,549,806	71,950,389
Petro Rio SA(a)	8,566,306	43,534,951

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	53,653,691	$381,500,124
Ultrapar Participacoes SA	13,490,840	37,940,971

		534,926,435

Paper & Forest Products — 2.3%
Suzano SA	11,963,865	128,958,094

Personal Products — 1.1%
Natura & Co. Holding SA(a)	14,147,753	63,133,693

Pharmaceuticals — 0.8%
Hypera SA	6,900,446	44,763,175

Road & Rail — 3.1%
Localiza Rent a Car SA	9,839,852	109,540,601
Rumo SA(a)	22,025,366	65,985,161

		175,525,762

Software — 0.7%
TOTVS SA	6,204,367	39,746,595

Specialty Retail — 1.2%
Vibra Energia SA	15,282,135	69,608,845

Transportation Infrastructure — 0.9%
CCR SA	22,076,552	50,224,981

Water Utilities — 0.9%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,142,865	49,291,683

Wireless Telecommunication Services — 0.8%
TIM SA	16,220,756	43,025,356

Total Common Stocks — 75.0% (Cost: $2,733,928,979)		4,191,841,821

Preferred Stocks

Banks — 12.4%
Banco Bradesco SA, Preference Shares, NVS	56,988,329	223,241,217
Itau Unibanco Holding SA, Preference Shares, NVS	69,835,057	342,831,027
Itausa SA, Preference Shares, NVS	64,041,813	124,024,503

		690,096,747

Chemicals — 0.4%
Braskem SA, Class A, Preference Shares, NVS	2,270,462	21,275,563

Electric Utilities — 1.5%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,122,610	34,023,165
Cia. Energetica de Minas Gerais, Preference Shares, NVS	20,181,721	49,591,907

		83,615,072

Metals & Mining — 1.7%
Gerdau SA, Preference Shares, NVS	18,775,509	93,123,044

Oil, Gas & Consumable Fuels — 8.1%
Petroleo Brasileiro SA, Preference Shares, NVS	68,886,720	452,823,859

Textiles, Apparel & Luxury Goods — 0.2%
Alpargatas SA, Preference Shares, NVS	2,745,526	13,670,454

Total Preferred Stocks — 24.3% (Cost: $945,631,686)		1,354,604,739

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Internet & Direct Marketing Retail — 0.0%
Americanas SA, (Expires 03/03/22)(a)	215,430	$283,103

Total Rights — 0.0% (Cost: $0)		283,103

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	1,850,000	1,850,000

Total Short-Term Investments — 0.0% (Cost: $1,850,000)		1,850,000

Total Investments in Securities — 99.3% (Cost: $3,681,410,665)		5,548,579,663

Other Assets, Less Liabilities — 0.7%		38,321,754

Net Assets — 100.0%		$5,586,901,417

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,850,000	(a)	$—	$—	$—	$1,850,000	1,850,000	$302	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Brazil Index	651	03/18/22	$32,190	$2,119,975

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,119,975

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Brazil ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(5,611,194)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$607,061

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,471,638

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$4,191,841,821	$—	$4,191,841,821
Preferred Stocks	—	1,354,604,739	—	1,354,604,739
Rights	—	283,103	—	283,103
Money Market Funds	1,850,000	—	—	1,850,000

	$1,850,000	$5,546,729,663	$—	$5,548,579,663

Derivative financial instruments(a)
Assets
Futures Contracts	$2,119,975	$—	$—	$2,119,975

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 23.7%
Banco de Chile	502,893,775	$53,317,854
Banco de Credito e Inversiones SA	501,577	17,931,127
Banco Santander Chile	378,328,135	18,577,344
Itau CorpBanca Chile SA(a)	4,644,004,315	9,112,749

		98,939,074

Beverages — 6.1%
Cia. Cervecerias Unidas SA	1,934,484	15,336,692
Vina Concha y Toro SA	6,812,272	10,007,016

		25,343,708

Electric Utilities — 11.5%
Enel Americas SA	250,176,355	29,293,508
Enel Chile SA	382,099,959	12,526,300
Engie Energia Chile SA	10,419,307	6,323,028

		48,142,836

Food & Staples Retailing — 5.4%
Cencosud SA	8,985,911	16,528,140
SMU SA	59,382,766	5,951,710

		22,479,850

Independent Power and Renewable Electricity Producers — 2.3%
Colbun SA	129,841,040	9,455,391

Metals & Mining — 3.0%
CAP SA	1,063,045	12,292,057

Multiline Retail — 4.0%
Falabella SA	5,083,458	16,728,597

Oil, Gas & Consumable Fuels — 4.2%
Empresas COPEC SA	2,273,892	17,640,303

Paper & Forest Products — 4.2%
Empresas CMPC SA	10,585,360	17,488,625

Security	Shares	Value

Real Estate Management & Development — 3.2%
Cencosud Shopping SA	2,265,192	$2,431,850
Parque Arauco SA(a)	8,481,040	8,463,957
Plaza SA	2,341,696	2,517,381

		13,413,188

Water Utilities — 3.7%
Aguas Andinas SA, Class A	46,449,398	9,796,880
Inversiones Aguas Metropolitanas SA	11,561,976	5,793,928

		15,590,808

Wireless Telecommunication Services — 2.2%
Empresa Nacional de Telecomunicaciones SA	2,456,719	9,129,699

Total Common Stocks — 73.5% (Cost: $300,975,869)		306,644,136

Preferred Stocks

Beverages — 2.9%
Embotelladora Andina SA, Class B, Preference Shares	5,583,649	12,158,986

Chemicals — 23.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,448,847	96,220,650

Total Preferred Stocks — 26.0% (Cost: $55,346,476)		108,379,636

Total Investments in Securities — 99.5% (Cost: $356,322,345)		415,023,772

Other Assets, Less Liabilities — 0.5%		2,202,532

Net Assets — 100.0%		$417,226,304

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,120,000	$—	$(1,120,000	)(b)	$—	$—	$—	—	$38	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	9	03/18/22	$529	$(45,420)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$45,420

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(65,866)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(32,962)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,131,825

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$163,818,825	$142,825,311	$—	$306,644,136
Preferred Stocks	—	108,379,636	—	108,379,636

	$163,818,825	$251,204,947	$—	$415,023,772

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(45,420)	$—	$—	$(45,420)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 11.7%
Banco de Bogota SA	6,315	$115,794
Bancolombia SA	341,354	3,384,924
Grupo Aval Acciones y Valores SA	357,995	96,841
Grupo Bolivar SA	46,052	935,894

		4,533,453

Building Products — 2.8%
Tecnoglass Inc.(a)	52,188	1,071,420

Capital Markets — 1.1%
Bolsa de Valores de Colombia	169,179	429,715

Construction Materials — 3.3%
Cementos Argos SA	296,975	457,870
Grupo Argos SA	249,517	817,568

		1,275,438

Diversified Financial Services — 3.5%
Corp. Financiera Colombiana SA(b)	48,233	339,358
Grupo de Inversiones Suramericana SA	127,041	1,030,977

		1,370,335

Electric Utilities — 12.5%
Celsia SA ESP	133,060	141,273
Enel Americas SA	9,215,287	1,079,031
Interconexion Electrica SA ESP	590,416	3,644,168

		4,864,472

Food & Staples Retailing — 2.3%
Cia Brasileira de Distribuicao(a)	198,796	904,522

Food Products — 4.1%
Grupo Nutresa SA	140,681	1,580,113

Gas Utilities — 4.7%
Grupo Energia Bogota SA ESP	2,731,472	1,699,796
Promigas SA ESP	78,153	143,125

		1,842,921

Independent Power and Renewable Electricity Producers — 2.3%
Brookfield Renewable Corp., Class A	24,376	913,499

Metals & Mining — 1.4%
Mineros SA	603,950	555,320

Oil, Gas & Consumable Fuels — 22.9%
Canacol Energy Ltd	456,480	1,156,056
Ecopetrol SA	6,740,224	5,586,315
Empresas COPEC SA	131,563	1,020,634
Parex Resources Inc.	51,665	1,139,279

		8,902,284

Specialty Retail — 1.5%
Organizacion Terpel SA(b)	198,536	574,377

Security	Shares	Value

Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA, SDR(b)	31,138	$722,331

Total Common Stocks — 76.0% (Cost: $24,047,070)		29,540,200

Preferred Stocks

Banks — 20.6%
Banco Davivienda SA, Preference Shares, NVS	207,323	1,685,123
Bancolombia SA, Preference Shares, NVS	616,349	5,448,036
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	3,316,566	892,953

		8,026,112

Construction Materials — 0.8%
Cementos Argos SA, Preference Shares, NVS	127,820	136,326
Grupo Argos SA/Colombia, Preference Shares, NVS	65,996	162,433

		298,759

Diversified Financial Services — 1.8%
Corp. Financiera Colombiana SA, Preference Shares, NVS(b)	23,910	138,529
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	95,164	557,157

		695,686

Total Preferred Stocks — 23.2% (Cost: $7,845,348)		9,020,557

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	1,312,123	1,312,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	50,000	50,000

		1,362,385

Total Short-Term Investments — 3.5% (Cost: $1,362,385)		1,362,385

Total Investments in Securities — 102.7% (Cost: $33,254,803)		39,923,142

Other Assets, Less Liabilities — (2.7)%		(1,032,742)

Net Assets — 100.0%		$38,890,400

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Colombia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,312,578	(a)	$—	$(193)	$—	$1,312,385	1,312,123	$3,640	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	40,000	(a)	—	—	—	50,000	50,000	3		—

					$(193)	$—	$1,362,385		$3,643		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,894)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,738,838	$1,801,362	$—	$29,540,200
Preferred Stocks	9,020,557	—	—	9,020,557
Money Market Funds	1,362,385	—	—	1,362,385

	$38,121,780	$1,801,362	$—	$39,923,142

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Elbit Systems Ltd.	22,849	$4,697,221

Banks — 21.3%
Bank Hapoalim BM	999,461	10,592,776
Bank Leumi Le-Israel BM	1,278,285	13,847,559
FIBI Holdings Ltd.	15,393	730,455
First International Bank Of Israel Ltd. (The)	47,548	2,045,316
Israel Discount Bank Ltd., Class A	1,002,779	6,612,474
Mizrahi Tefahot Bank Ltd.	121,365	4,742,863

		38,571,443

Biotechnology — 0.1%
UroGen Pharma Ltd.(a)(b)	17,083	102,498

Building Products — 0.2%
Caesarstone Ltd.	20,845	249,932

Capital Markets — 0.2%
Altshuler Shaham Provident Funds & Pension Ltd.(b)	49,866	214,194
Electreon Wireless Ltd.(a)	3,758	162,306

		376,500

Chemicals — 4.8%
ICL Group Ltd.	608,448	6,909,852
Israel Corp. Ltd. (The)(a)	3,318	1,743,602

		8,653,454

Communications Equipment — 1.3%
AudioCodes Ltd.	22,249	631,577
Gilat Satellite Networks Ltd.	26,197	213,137
Ituran Location and Control Ltd.	14,179	291,662
Radware Ltd.(a)	35,683	1,227,852

		2,364,228

Construction & Engineering — 3.0%
Ashtrom Group Ltd.(b)	34,718	963,648
Elco Ltd.	8,308	717,678
Electra Ltd./Israel	1,813	1,355,193
Shapir Engineering and Industry Ltd.(b)	122,990	1,212,856
Shikun & Binui Ltd.(a)	203,766	1,233,956

		5,483,331

Consumer Finance — 0.5%
Isracard Ltd.	171,928	902,344

Distributors — 0.2%
Tadiran Group Ltd.	2,606	373,038

Diversified Telecommunication Services — 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,786,714	2,933,359

Electronic Equipment, Instruments & Components — 0.1%
Nayax Ltd.(a)	70,987	143,826

Equity Real Estate Investment Trusts (REITs) — 0.6%
REIT 1 Ltd.(b)	154,056	1,019,415

Food & Staples Retailing — 1.7%
M Yochananof & Sons Ltd.	4,377	333,563
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,654	633,290
Shufersal Ltd.	228,596	2,044,381

		3,011,234

Food Products — 0.8%
Mehadrin Ltd.(a)	1	33

Security	Shares	Value

Food Products (continued)
Strauss Group Ltd.	45,048	$1,481,092

		1,481,125

Health Care Equipment & Supplies — 1.2%
Inmode Ltd.(a)	42,790	1,826,705
Nano-X Imaging Ltd.(a)(b)	29,077	295,132
Sisram Medical Ltd.(c)	121,200	123,919

		2,245,756

Hotels, Restaurants & Leisure — 0.5%
Fattal Holdings 1998 Ltd.(a)(b)	5,291	691,595
NEOGAMES SA(a)	8,824	199,422

		891,017

Household Durables — 1.0%

Azorim-Investment Development & Construction Co. Ltd.(a)(b)	73,202	365,815
Electra Consumer Products 1970 Ltd.	9,396	546,918
Maytronics Ltd.(b)	37,583	810,564

		1,723,297

Independent Power and Renewable Electricity Producers — 2.7%
Doral Group Renewable Energy Resources Ltd.(a)(b)	49,499	198,115
Energix-Renewable Energies Ltd.	190,407	776,252
Enlight Renewable Energy Ltd.(a)	793,875	1,918,690
Kenon Holdings Ltd./Singapore(b)	20,860	1,182,347
OPC Energy Ltd.(a)(b)	78,067	886,440

		4,961,844

Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,813	394,719

Insurance — 3.0%
Clal Insurance Enterprises Holdings Ltd.(a)	52,459	1,226,218
Harel Insurance Investments & Financial Services Ltd.	101,493	1,228,760
IDI Insurance Co. Ltd.	6,992	242,343
Menora Mivtachim Holdings Ltd.	21,978	514,330
Migdal Insurance & Financial Holdings Ltd.	314,483	550,386
Phoenix Holdings Ltd. (The)	133,401	1,652,367

		5,414,404

Interactive Media & Services — 0.2%
Taboola.com Ltd.(a)(b)	49,546	327,499

Internet & Direct Marketing Retail — 1.1%
Fiverr International Ltd.(a)(b)	25,269	1,993,977

IT Services — 3.8%
Formula Systems 1985 Ltd.(b)	7,892	802,451
Malam - Team Ltd.	6,591	213,203
Matrix IT Ltd.(b)	29,895	808,870
One Software Technologies Ltd.	33,654	598,799
Wix.com Ltd.(a)	49,098	4,496,395

		6,919,718

Life Sciences Tools & Services — 0.1%
Compugen Ltd.(a)(b)	72,561	224,213

Machinery — 2.1%
Kornit Digital Ltd.(a)(b)	40,101	3,802,778

Marine — 1.4%
ZIM Integrated Shipping Services Ltd.	35,805	2,498,831

Media — 0.4%
Perion Network Ltd.(a)	33,992	772,938

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.0%
Delek Group Ltd.(a)	7,886	$974,156
Equital Ltd.(a)	17,103	683,431
Naphtha Israel Petroleum Corp. Ltd.(a)	27,979	221,440
Oil Refineries Ltd.(a)	1,531,089	548,631
Paz Oil Co. Ltd.(a)	8,722	1,258,326

		3,685,984

Pharmaceuticals — 4.5%
Taro Pharmaceutical Industries Ltd.(a)(b)	8,195	400,326
Teva Pharmaceutical Industries Ltd., ADR(a)	950,240	7,725,451

		8,125,777

Professional Services — 0.5%
Danel Adir Yeoshua Ltd.	4,411	953,412

Real Estate Management & Development — 10.9%
AFI Properties Ltd.	9,265	540,486
Airport City Ltd.(a)	58,997	1,333,428
Alony Hetz Properties & Investments Ltd.	127,204	2,227,439
Amot Investments Ltd.	191,018	1,466,938
Azrieli Group Ltd.	36,560	3,119,003
Big Shopping Centers Ltd.	9,104	1,343,721
Blue Square Real Estate Ltd.	4,527	360,237
Brack Capital Properties NV(a)	0	43
Electra Real Estate Ltd.(b)	19,766	386,294
Gav-Yam Lands Corp. Ltd.	120,126	1,469,946
Gazit-Globe Ltd.	59,306	517,407
Israel Canada T.R Ltd.	100,812	568,840
Isras Investment Co. Ltd.	1,399	336,154
Mega Or Holdings Ltd.	20,524	808,251
Melisron Ltd.(a)	18,402	1,461,120
Mivne Real Estate KD Ltd.	516,367	2,025,505
Prashkovsky Investments and Construction Ltd.	6,356	262,125
Property & Building Corp. Ltd.(a)	2,562	336,297
Summit Real Estate Holdings Ltd.(a)(b)	31,590	703,868
YH Dimri Construction & Development Ltd.(b)	6,400	576,726

		19,843,828

Semiconductors & Semiconductor Equipment — 4.2%
Camtek Ltd./Israel(a)	24,471	811,182
Nova Ltd.(a)	24,560	2,690,551
Tower Semiconductor Ltd.(a)	88,353	4,130,670

		7,632,403

Software — 18.9%
Cellebrite DI Ltd.(a)(b)	32,507	230,800
Check Point Software Technologies Ltd.(a)	91,527	13,260,432
Cognyte Software Ltd.(a)	56,842	634,357
CyberArk Software Ltd.(a)(b)	34,253	5,827,805
Hilan Ltd.	12,726	767,316
Magic Software Enterprises Ltd.	23,420	418,785

Security	Shares	Value

Software (continued)
Nice Ltd.(a)	54,381	$12,301,421
Riskified Ltd.(a)(b)	19,298	145,314
Sapiens International Corp. NV	25,856	707,718

		34,293,948

Specialty Retail — 1.1%
Delek Automotive Systems Ltd.	43,870	696,552
Fox Wizel Ltd.	6,447	1,092,365
Retailors Ltd.(a)	10,517	267,721

		2,056,638

Technology Hardware, Storage & Peripherals — 0.4%
Nano Dimension Ltd., ADR(a)(b)	220,633	781,041

Textiles, Apparel & Luxury Goods — 0.3%
Delta-Galil Industries Ltd.(b)	7,766	537,035

Wireless Telecommunication Services — 0.7%
Cellcom Israel Ltd.(a)(b)	77,942	398,754
Partner Communications Co. Ltd.(a)	118,555	910,178

		1,308,932

Total Common Stocks — 100.2% (Cost: $170,741,960)		181,752,937

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	9,554,118	9,556,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	90,000	90,000

		9,646,029

Total Short-Term Investments — 5.3% (Cost: $9,645,818)		9,646,029

Total Investments in Securities — 105.5% (Cost: $180,387,778)		191,398,966

Other Assets, Less Liabilities — (5.5)%		(9,910,800)

Net Assets — 100.0%		$181,488,166

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Israel ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,201,200	$—		$(13,642,360	)(a)	$(2,236)	$(575)	$9,556,029	9,554,118	$56,197	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	0	(a)	—		—	—	90,000	90,000	6		—

						$(2,236)	$(575)	$9,646,029		$56,203		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	6	03/18/22	$263	$(6,316)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,316

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(3,560)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(9,842)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$512,182

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Israel ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$46,902,659	$134,850,278	$—	$181,752,937
Money Market Funds	9,646,029	—	—	9,646,029

	$56,548,688	$134,850,278	$—	$191,398,966

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(6,316)	$—	$(6,316)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.3%
Absa Group Ltd.	992,041	$11,396,415
Capitec Bank Holdings Ltd.	111,428	15,044,193
Nedbank Group Ltd.	630,511	8,963,395
Standard Bank Group Ltd.	1,847,527	19,576,414

		54,980,417

Capital Markets — 1.0%
Reinet Investments SCA	188,666	3,889,332

Chemicals — 4.6%
Sasol Ltd.(a)	779,434	17,884,066

Diversified Financial Services — 9.5%
FirstRand Ltd.	6,950,389	29,925,979
Remgro Ltd.	727,969	6,615,339

		36,541,318

Equity Real Estate Investment Trusts (REITs) — 1.1%
Growthpoint Properties Ltd.	4,719,263	4,112,714

Food & Staples Retailing — 7.5%
Bid Corp. Ltd.	461,753	9,381,458
Clicks Group Ltd.	336,992	6,551,907
Shoprite Holdings Ltd.	691,987	10,321,866
SPAR Group Ltd (The)	264,935	2,827,122

		29,082,353

Food Products — 0.6%
Tiger Brands Ltd.	234,992	2,496,291

Industrial Conglomerates — 1.4%
Bidvest Group Ltd (The)	398,189	5,455,710

Insurance — 6.7%
Discovery Ltd.(a)	595,770	6,101,304
Old Mutual Ltd.	6,482,327	5,311,914
Rand Merchant Investment Holdings Ltd.	1,053,549	3,314,898
Sanlam Ltd.	2,606,018	10,982,112

		25,710,228

Internet & Direct Marketing Retail — 9.8%
Naspers Ltd., Class N	299,787	37,752,343

Media — 1.1%
MultiChoice Group	517,830	4,244,009

Metals & Mining — 25.4%
African Rainbow Minerals Ltd.	154,380	2,747,389
Anglo American Platinum Ltd.	73,046	11,401,376
AngloGold Ashanti Ltd.	574,644	13,444,885
Gold Fields Ltd.	1,222,131	17,016,664
Harmony Gold Mining Co. Ltd.	766,663	3,274,103

Security	Shares	Value

Metals & Mining (continued)
Impala Platinum Holdings Ltd.	1,125,142	$21,461,389
Kumba Iron Ore Ltd.	88,607	3,502,527
Northam Platinum Holdings Ltd.(a)	464,120	7,493,835
Sibanye Stillwater Ltd.	3,673,049	17,328,072

		97,670,240

Multiline Retail — 1.2%
Woolworths Holdings Ltd.	1,376,562	4,532,592

Oil, Gas & Consumable Fuels — 1.1%
Exxaro Resources Ltd.	339,825	4,383,320

Pharmaceuticals — 1.8%
Aspen Pharmacare Holdings Ltd.	534,142	6,982,362

Real Estate Management & Development — 1.0%
NEPI Rockcastle PLC	586,886	3,750,856

Specialty Retail — 1.9%
Mr. Price Group Ltd.	352,745	4,808,871
Pepkor Holdings Ltd.(b)	1,780,037	2,541,050

		7,349,921

Wireless Telecommunication Services — 9.8%
MTN Group Ltd.(a)	2,334,687	29,142,835
Vodacom Group Ltd.	884,610	8,515,153

		37,657,988

Total Common Stocks — 99.8% (Cost: $405,221,202)		384,476,060

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	220,000	220,000

Total Short-Term Investments — 0.1% (Cost: $220,000)		220,000

Total Investments in Securities — 99.9% (Cost: $405,441,202)		384,696,060

Other Assets, Less Liabilities — 0.1%		359,803

Net Assets — 100.0%		$385,055,863

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$310,000	$—	$(90,000	)(a)	$—	$—	$220,000	220,000	$6	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	8	03/17/22	$361	$19,093

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$19,093

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(10,553)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,386

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$614,751

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI South Africa ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$113,594,830	$270,881,230	$—	$384,476,060
Money Market Funds	220,000	—	—	220,000

	$113,814,830	$270,881,230	$—	$384,696,060

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$19,093	$—	$19,093

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	5,693,758	$9,149,342

Airlines — 4.6%
Pegasus Hava Tasimaciligi AS(a)(b)	415,769	2,812,420
Turk Hava Yollari AO(a)	5,214,564	9,652,797

		12,465,217

Automobiles — 6.8%
Ford Otomotiv Sanayi AS	657,607	12,809,801
Tofas Turk Otomobil Fabrikasi AS	1,008,916	5,853,648

		18,663,449

Banks — 19.4%
Akbank TAS	26,506,319	13,529,559
Haci Omer Sabanci Holding AS	8,533,018	9,580,976
Turkiye Garanti Bankasi AS	15,096,607	12,085,794
Turkiye Halk Bankasi AS(a)(b)	4,503,015	1,428,231
Turkiye Is Bankasi AS, Class C	13,028,793	7,543,927
Turkiye Vakiflar Bankasi TAO, Class D(a)(b)	5,533,097	1,337,684
Yapi ve Kredi Bankasi AS	28,693,195	7,411,128

		52,917,299

Beverages — 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,214,912	3,871,021
Coca-Cola Icecek AS	770,092	6,063,253

		9,934,274

Capital Markets — 0.4%
Is Yatirim Menkul Degerler AS	812,581	1,031,875

Chemicals — 4.3%
Gubre Fabrikalari TAS(a)	369,256	2,030,338
Hektas Ticaret TAS(a)(b)	2,802,150	2,624,655
Petkim Petrokimya Holding AS(a)(b)	12,459,932	6,977,076

		11,632,069

Construction & Engineering — 1.0%
Tekfen Holding AS	2,082,901	2,782,498

Construction Materials — 0.7%
Nuh Cimento Sanayi AS	410,123	1,244,570
Oyak Cimento Fabrikalari AS(a)(b)	1,525,825	800,520

		2,045,090

Diversified Financial Services — 0.3%
Turkiye Sinai Kalkinma Bankasi AS	8,106,151	756,567

Electric Utilities — 1.0%
Enerjisa Enerji AS(b)(c)	2,870,664	2,746,164

Equity Real Estate Investment Trusts (REITs) — 1.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,309,879	2,776,443

Food & Staples Retailing — 9.2%
BIM Birlesik Magazalar AS	3,899,346	20,595,162
Migros Ticaret AS(a)(b)	1,040,011	2,705,182
Sok Marketler Ticaret AS(b)	2,276,466	1,858,642

		25,158,986

Food Products — 0.7%
Ulker Biskuvi Sanayi AS	1,722,697	1,848,381

Health Care Providers & Services — 0.9%
MLP Saglik Hizmetleri AS(a)(c)	1,088,294	2,327,523

Security	Shares	Value

Household Durables — 0.6%
Vestel Elektronik Sanayi ve Ticaret AS(b)	963,297	$1,566,358

Independent Power and Renewable Electricity Producers — 0.7%
Aksa Enerji Uretim AS(a)(b)	2,014,342	1,882,109

Industrial Conglomerates — 9.8%
Bera Holding AS(a)(b)	2,753,368	1,624,479
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	6,453,482	14,753,215
Turkiye Sise ve Cam Fabrikalari AS(b)	11,553,932	10,334,906

		26,712,601

Insurance — 0.2%
Anadolu Anonim Turk Sigorta Sirketi	1,779,918	673,213

Machinery — 1.4%
Jantsa Jant Sanayi Ve Ticaret AS	179,497	748,323
Otokar Otomotiv Ve Savunma Sanayi AS	59,928	1,755,016
Turk Traktor ve Ziraat Makineleri AS	91,077	1,406,307

		3,909,646

Metals & Mining — 14.5%
Eregli Demir ve Celik Fabrikalari TAS	11,965,652	26,870,358
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	7,433,680	6,300,252
Koza Altin Isletmeleri AS(a)(b)	406,198	3,360,465
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,217,213	3,143,131

		39,674,206

Oil, Gas & Consumable Fuels — 5.4%
Turkiye Petrol Rafinerileri AS(a)	1,059,155	14,762,089

Specialty Retail — 0.8%
Dogan Sirketler Grubu Holding AS(b)	12,287,969	2,264,035

Textiles, Apparel & Luxury Goods — 2.3%
Aksa Akrilik Kimya Sanayii AS	1,615,871	4,208,745
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	485,884	1,960,703

		6,169,448

Transportation Infrastructure — 1.7%
TAV Havalimanlari Holding AS(a)(b)	1,878,208	4,570,585

Wireless Telecommunication Services — 5.2%
Turkcell Iletisim Hizmetleri AS	9,514,273	14,106,167

Total Common Stocks — 99.9% (Cost: $405,523,152)		272,525,634

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	11,130,209	11,132,435
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	120,000	120,000

		11,252,435

Total Short-Term Investments — 4.1% (Cost: $11,250,506)		11,252,435

Total Investments in Securities — 104.0% (Cost: $416,773,658)		283,778,069

Other Assets, Less Liabilities — (4.0)%		(10,912,679)

Net Assets — 100.0%		$272,865,390

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Turkey ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,942,050	$—	$(806,237	)(a)	$129	$(3,507)	$11,132,435	11,130,209	$399,887	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	—	(230,000	)(a)	—	—	120,000	120,000	8		—

					$129	$(3,507)	$11,252,435		$399,895		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(39,425)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,632)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$189,087

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Turkey ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$205,152,033	$67,373,601	$—	$272,525,634
Money Market Funds	11,252,435	—	—	11,252,435

	$216,404,468	$67,373,601	$—	$283,778,069

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	3,581	$735,322
General Dynamics Corp.	3,657	857,384
HEICO Corp.(b)	2,281	336,470
HEICO Corp., Class A	3,841	472,136
Howmet Aerospace Inc.	21,943	788,192
Huntington Ingalls Industries Inc.	4,294	877,693
L3Harris Technologies Inc.	3,538	892,673
Lockheed Martin Corp.	2,026	878,879
Northrop Grumman Corp.	1,992	880,743
Raytheon Technologies Corp.	8,274	849,740
Textron Inc.	10,859	794,119
TransDigm Group Inc.(a)	1,174	782,577

		9,145,928

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	8,672	838,409
Expeditors International of Washington Inc.	7,301	754,632
FedEx Corp.	3,423	760,830
United Parcel Service Inc., Class B	3,641	766,139

		3,120,010

Airlines — 0.3%
Delta Air Lines Inc.(a)	17,654	704,748
Southwest Airlines Co.(a)	16,533	724,145

		1,428,893

Auto Components — 0.4%
Aptiv PLC(a)	5,360	693,798
BorgWarner Inc.	17,338	711,031
Lear Corp.	4,466	702,681

		2,107,510

Automobiles — 0.8%
Ford Motor Co.	43,532	764,422
General Motors Co.(a)	15,546	726,309
Lucid Group Inc.(a)(b)	27,035	783,474
Rivian Automotive Inc., Class A(a)(b)	11,834	799,505
Tesla Inc.(a)	849	738,995

		3,812,705

Banks — 2.8%
Bank of America Corp.	16,443	726,781
Citigroup Inc.	11,710	693,583
Citizens Financial Group Inc.	14,195	744,102
Fifth Third Bancorp.	15,835	757,546
First Citizens BancShares Inc./NC, Class A	995	784,508
First Republic Bank/CA	4,477	775,685
Huntington Bancshares Inc./OH	48,425	751,556
JPMorgan Chase & Co.	5,051	716,232
KeyCorp.	29,463	738,637
M&T Bank Corp.	4,213	767,735
PNC Financial Services Group Inc. (The)	3,759	748,981
Regions Financial Corp.	31,062	751,390
Signature Bank/New York NY	2,241	772,898
SVB Financial Group(a)	1,199	726,594
Truist Financial Corp.	12,116	753,858
U.S. Bancorp.	13,379	756,449
Webster Financial Corp.	12,649	761,596
Wells Fargo & Co.	13,485	719,694

		13,447,825

Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	11,772	767,888

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	12,874	$801,278
Constellation Brands Inc., Class A	3,549	765,235
Keurig Dr Pepper Inc.	20,675	799,502
Molson Coors Beverage Co., Class B	15,858	827,471
Monster Beverage Corp.(a)	9,421	795,132
PepsiCo Inc.	4,714	771,870

		5,528,376

Biotechnology — 2.4%
AbbVie Inc.	5,375	794,264
Alnylam Pharmaceuticals Inc.(a)	5,115	807,403
Amgen Inc.	3,521	797,436
Biogen Inc.(a)	3,654	771,031
BioMarin Pharmaceutical Inc.(a)	8,458	660,739
Exact Sciences Corp.(a)	10,003	780,834
Gilead Sciences Inc.	12,666	765,026
Horizon Therapeutics PLC(a)(b)	8,025	731,639
Incyte Corp.(a)	11,558	789,411
Moderna Inc.(a)	5,164	793,190
Neurocrine Biosciences Inc.(a)	9,130	820,513
Novavax Inc.(a)(b)	9,058	755,165
Regeneron Pharmaceuticals Inc.(a)	1,243	768,622
Seagen Inc.(a)	6,093	785,205
Vertex Pharmaceuticals Inc.(a)	3,325	764,817

		11,585,295

Building Products — 1.4%
A O Smith Corp.	10,841	743,476
Allegion PLC	6,803	779,080
Carrier Global Corp.	17,174	770,769
Fortune Brands Home & Security Inc.	8,605	747,775
Johnson Controls International PLC	11,617	754,640
Lennox International Inc.	2,993	798,921
Masco Corp.	13,361	748,750
Owens Corning	7,778	724,832
Trane Technologies PLC	5,137	790,738

		6,858,981

Capital Markets — 4.5%
Ameriprise Financial Inc.	2,512	753,072
Bank of New York Mellon Corp. (The)	12,544	666,714
BlackRock Inc.(c)	1,000	743,890
Blackstone Inc., NVS	6,184	788,274
Carlyle Group Inc. (The)	16,371	767,309
Cboe Global Markets Inc.	6,468	758,632
Charles Schwab Corp. (The)	8,777	741,305
CME Group Inc.	3,281	776,055
Coinbase Global Inc., Class A(a)	3,770	719,203
FactSet Research Systems Inc.	1,901	771,977
Franklin Resources Inc.	24,984	742,774
Goldman Sachs Group Inc. (The)	2,177	742,988
Intercontinental Exchange Inc.	6,236	798,956
Invesco Ltd.	33,249	706,209
KKR & Co. Inc.	12,605	757,813
MarketAxess Holdings Inc.	2,092	797,952
Moody’s Corp.	2,371	763,533
Morgan Stanley	7,751	703,326
MSCI Inc.	1,442	723,437
Nasdaq Inc.	4,489	768,292
Northern Trust Corp.	6,208	707,091
Raymond James Financial Inc.	6,951	762,177
Robinhood Markets Inc., Class A(a)(b)	58,032	696,964

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	4,063	$1,526,554
SEI Investments Co.	12,882	754,628
State Street Corp.	7,818	667,110
T Rowe Price Group Inc.	5,364	775,420
Tradeweb Markets Inc., Class A	9,340	789,043

		21,670,698

Chemicals — 2.7%
Air Products and Chemicals Inc.	3,196	755,215
Albemarle Corp.	3,187	624,301
Celanese Corp.	5,023	699,604
CF Industries Holdings Inc.	10,535	855,337
Corteva Inc.	15,235	792,677
Dow Inc.	12,629	744,606
DuPont de Nemours Inc.	9,547	738,651
Eastman Chemical Co.	6,309	747,427
Ecolab Inc.	4,289	755,979
FMC Corp.	6,556	768,691
International Flavors & Fragrances Inc.	5,703	758,499
Linde PLC(a)	2,580	756,559
LyondellBasell Industries NV, Class A	7,601	739,045
Mosaic Co. (The)	16,937	888,007
PPG Industries Inc.	5,162	688,869
RPM International Inc.	9,044	764,851
Sherwin-Williams Co. (The)	2,876	756,762

		12,835,080

Commercial Services & Supplies — 1.0%
Cintas Corp.	2,071	777,288
Copart Inc.(a)	6,180	759,398
Republic Services Inc.	6,670	802,268
Rollins Inc.	24,992	815,489
Waste Connections Inc.	6,560	810,094
Waste Management Inc.	5,499	794,056

		4,758,593

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	5,920	726,561
Cisco Systems Inc.	14,452	805,988
F5 Inc.(a)	3,842	771,666
Juniper Networks Inc.	22,561	762,336
Motorola Solutions Inc.	3,548	782,086

		3,848,637

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,005	760,697
Vulcan Materials Co.	4,089	741,949

		1,502,646

Consumer Finance — 1.1%
Ally Financial Inc.	15,543	775,596
American Express Co.	3,952	768,822
Capital One Financial Corp.	4,935	756,387
Discover Financial Services	6,182	763,106
SoFi Technologies Inc.(a)(b)	59,939	686,302
Synchrony Financial	17,481	747,837
Upstart Holdings Inc.(a)(b)	5,297	836,873

		5,334,923

Containers & Packaging — 1.3%
Amcor PLC	66,611	774,686
Avery Dennison Corp.	4,245	747,969
Ball Corp.	8,518	764,405
Crown Holdings Inc.	6,321	775,397

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	16,835	$732,828
Packaging Corp. of America	5,280	777,163
Sealed Air Corp.	12,223	820,530
Westrock Co.	16,624	752,569

		6,145,547

Distributors — 0.5%
Genuine Parts Co.	6,033	736,991
LKQ Corp.	14,027	658,568
Pool Corp.	1,704	781,420

		2,176,979

Diversified Financial Services — 0.5%
Apollo Global Management Inc.	11,536	752,839
Berkshire Hathaway Inc., Class B(a)	2,484	798,482
Equitable Holdings Inc.	22,666	740,272

		2,291,593

Diversified Telecommunication Services — 0.6%
AT&T Inc.	32,749	775,824
Liberty Global PLC, Class A(a)	8,714	224,647
Liberty Global PLC, Class C, NVS(a)	18,362	475,025
Lumen Technologies Inc.	79,514	823,765
Verizon Communications Inc.	14,682	787,983

		3,087,244

Electric Utilities — 2.6%
Alliant Energy Corp.	13,918	812,811
American Electric Power Co. Inc.	9,179	832,076
Constellation Energy Corp.	16,610	763,728
Duke Energy Corp.	7,879	791,130
Edison International	13,084	829,787
Entergy Corp.	7,541	793,389
Evergy Inc.	12,737	794,916
Eversource Energy	9,602	785,444
Exelon Corp.	18,667	794,468
FirstEnergy Corp.	19,085	798,707
NextEra Energy Inc.	10,421	815,652
NRG Energy Inc.	20,056	758,919
PG&E Corp.(a)	66,781	759,300
PPL Corp.	27,772	726,793
Southern Co. (The)	12,086	782,810
Xcel Energy Inc.	11,890	800,554

		12,640,484

Electrical Equipment — 1.3%
AMETEK Inc.	5,948	771,991
Eaton Corp. PLC	4,993	770,370
Emerson Electric Co.	8,178	759,900
Generac Holdings Inc.(a)	2,478	781,734
Plug Power Inc.(a)	32,804	829,613
Rockwell Automation Inc.	2,872	765,618
Sensata Technologies Holding PLC(a)	13,248	767,192
Sunrun Inc.(a)(b)	31,844	868,704

		6,315,122

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	10,189	774,466
Arrow Electronics Inc.(a)	6,139	748,221
CDW Corp./DE	4,245	732,093
Cognex Corp.	12,227	826,056
Corning Inc.	18,495	747,198
IPG Photonics Corp.(a)	5,574	726,571
Keysight Technologies Inc.(a)	4,608	725,161

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	5,236	$745,763
Teledyne Technologies Inc.(a)	1,844	791,777
Trimble Inc.(a)	11,430	797,243
Zebra Technologies Corp., Class A(a)	1,819	751,865

		8,366,414

Energy Equipment & Services — 0.5%
Baker Hughes Co.	26,389	775,309
Halliburton Co.	23,354	783,060
Schlumberger NV	18,806	737,947

		2,296,316

Entertainment — 1.4%
Activision Blizzard Inc.	9,624	784,356
AMC Entertainment Holdings Inc., Class A(a)	39,857	751,703
Electronic Arts Inc.	5,882	765,189
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,380	751,837
Live Nation Entertainment Inc.(a)	6,520	787,746
Netflix Inc.(a)	1,969	776,810
Roku Inc.(a)	4,856	677,558
Take-Two Interactive Software Inc.(a)	4,720	764,640
Walt Disney Co. (The)(a)	5,014	744,379

		6,804,218

Equity Real Estate Investment Trusts (REITs) — 5.5%
Alexandria Real Estate Equities Inc.	4,191	793,775
American Tower Corp.	3,375	765,686
AvalonBay Communities Inc.	3,268	779,712
Boston Properties Inc.	6,396	782,295
Camden Property Trust	4,787	790,382
Crown Castle International Corp.	4,761	793,135
Digital Realty Trust Inc.	5,825	785,909
Duke Realty Corp.	14,554	771,362
Equinix Inc.	1,164	826,126
Equity LifeStyle Properties Inc.	10,125	755,527
Equity Residential	9,092	775,548
Essex Property Trust Inc.	2,456	778,970
Extra Space Storage Inc.	4,110	773,296
Healthpeak Properties Inc.	24,485	760,504
Host Hotels & Resorts Inc.(a)	40,601	741,780
Invitation Homes Inc.	19,382	732,640
Iron Mountain Inc.	17,814	876,093
Kimco Realty Corp.	32,304	760,113
Medical Properties Trust Inc.	37,966	772,228
Mid-America Apartment Communities Inc.	3,757	768,720
Prologis Inc.	5,430	791,965
Public Storage	2,229	791,340
Realty Income Corp.	11,668	771,138
Regency Centers Corp.	11,655	767,948
SBA Communications Corp.	2,580	782,746
Simon Property Group Inc.	5,450	749,702
Sun Communities Inc.	4,086	739,566
UDR Inc.	14,237	781,184
Ventas Inc.	14,956	807,624
VICI Properties Inc.	27,241	761,658
Vornado Realty Trust	17,422	754,024
Welltower Inc.	9,346	778,428
Weyerhaeuser Co.	18,729	728,184
WP Carey Inc.	10,227	791,570

		26,380,878

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,530	794,453

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	17,590	$823,212
Sysco Corp.	9,162	798,010
Walgreens Boots Alliance Inc.	16,374	754,678
Walmart Inc.	5,871	793,524

		3,963,877

Food Products — 2.1%
Archer-Daniels-Midland Co.	10,195	799,798
Bunge Ltd.	7,629	797,612
Campbell Soup Co.	17,953	807,346
Conagra Brands Inc.	22,128	773,816
General Mills Inc.	11,744	791,898
Hershey Co. (The)	3,869	782,544
Hormel Foods Corp.	16,642	792,825
JM Smucker Co. (The)	5,777	778,451
Kellogg Co.	12,189	779,364
Kraft Heinz Co. (The)	21,409	839,661
McCormick & Co. Inc./MD, NVS	7,968	758,314
Mondelez International Inc., Class A	11,931	781,242
Tyson Foods Inc., Class A	8,301	769,171

		10,252,042

Gas Utilities — 0.3%
Atmos Energy Corp.	7,390	811,496
UGI Corp.	20,643	793,517

		1,605,013

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	6,339	764,610
ABIOMED Inc.(a)	2,409	748,573
Align Technology Inc.(a)	1,489	761,564
Baxter International Inc.	9,210	782,574
Becton Dickinson and Co.	2,892	784,542
Boston Scientific Corp.(a)	17,742	783,664
Cooper Companies Inc. (The)	1,954	799,225
DENTSPLY SIRONA Inc.	13,844	749,514
Dexcom Inc.(a)(b)	1,895	784,359
Edwards Lifesciences Corp.(a)	7,091	796,816
Hologic Inc.(a)	11,036	785,432
IDEXX Laboratories Inc.(a)	1,543	821,416
Insulet Corp.(a)	3,107	822,392
Intuitive Surgical Inc.(a)	2,693	781,859
Masimo Corp.(a)	5,437	856,056
Medtronic PLC	7,601	798,029
Novocure Ltd.(a)(b)	9,456	774,068
ResMed Inc.	3,300	814,275
STERIS PLC	3,365	807,600
Stryker Corp.	3,020	795,317
Teleflex Inc.	2,398	806,471
Zimmer Biomet Holdings Inc.	6,432	818,086

		17,436,442

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	5,493	782,917
Anthem Inc.	1,710	772,664
Cardinal Health Inc.	14,375	776,394
Centene Corp.(a)	9,309	769,110
Cigna Corp.	3,424	814,159
CVS Health Corp.	7,543	781,832
DaVita Inc.(a)	6,533	736,726
HCA Healthcare Inc.	3,111	778,714
Henry Schein Inc.(a)	9,308	804,025
Humana Inc.	1,829	794,371

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(a)	2,908	$788,824
McKesson Corp.	2,842	781,436
Molina Healthcare Inc.(a)(b)	2,432	746,308
Quest Diagnostics Inc.	5,952	781,319
UnitedHealth Group Inc.	1,633	777,096
Universal Health Services Inc., Class B	5,689	818,818

		12,504,713

Health Care Technology — 0.5%
Cerner Corp.	8,529	795,329
Teladoc Health Inc.(a)	10,628	806,772
Veeva Systems Inc., Class A(a)(b)	3,418	782,893

		2,384,994

Hotels, Restaurants & Leisure — 3.1%
Airbnb Inc., Class A(a)	4,201	636,410
Aramark	20,486	757,163
Booking Holdings Inc.(a)	290	629,953
Caesars Entertainment Inc.(a)(b)	9,178	772,696
Carnival Corp.(a)	33,634	683,779
Chipotle Mexican Grill Inc.(a)	498	758,628
Darden Restaurants Inc.	5,267	764,874
Domino’s Pizza Inc.	1,809	781,868
DraftKings Inc., Class A(a)(b)	34,102	807,535
Expedia Group Inc.(a)	3,667	719,135
Hilton Worldwide Holdings Inc.(a)	5,015	746,533
Las Vegas Sands Corp.(a)	16,467	705,776
Marriott International Inc./MD, Class A(a)	4,278	727,859
McDonald’s Corp.	3,098	758,297
MGM Resorts International(b)	17,357	768,742
Royal Caribbean Cruises Ltd.(a)	9,005	726,884
Starbucks Corp.	8,237	756,074
Vail Resorts Inc.	2,846	741,525
Wynn Resorts Ltd.(a)(b)	8,320	719,846
Yum! Brands Inc.	6,356	779,118

		14,742,695

Household Durables — 1.3%
DR Horton Inc.	9,191	784,911
Garmin Ltd.	6,556	724,045
Lennar Corp., Class A	8,520	765,778
Mohawk Industries Inc.(a)	5,221	735,012
Newell Brands Inc.	30,143	715,896
NVR Inc.(a)	153	758,641
PulteGroup Inc.	16,001	794,610
Whirlpool Corp.	3,799	764,625

		6,043,518

Household Products — 0.8%
Church & Dwight Co. Inc.	8,164	798,847
Clorox Co. (The)	5,549	808,989
Colgate-Palmolive Co.	10,008	770,116
Kimberly-Clark Corp.	5,984	778,817
Procter & Gamble Co. (The)	4,962	773,526

		3,930,295

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	35,816	760,373
Vistra Corp.	36,096	823,711

		1,584,084

Industrial Conglomerates — 0.6%
3M Co.	5,038	748,899
General Electric Co.	7,731	738,388

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	4,147	$786,893
Roper Technologies Inc.	1,762	789,763

		3,063,943

Insurance — 4.5%
Aflac Inc.	12,151	742,305
Alleghany Corp.(a)	1,131	748,631
Allstate Corp. (The)	6,349	776,864
American Financial Group Inc./OH	5,561	752,904
American International Group Inc.	12,994	795,752
Aon PLC, Class A	2,750	803,385
Arch Capital Group Ltd.(a)	16,453	775,101
Arthur J Gallagher & Co.	5,019	793,956
Assurant Inc.	4,690	795,940
Brown & Brown Inc.	11,770	795,770
Chubb Ltd.	3,826	779,127
Cincinnati Financial Corp.	6,118	751,229
Erie Indemnity Co., Class A, NVS	4,250	744,175
Everest Re Group Ltd.	2,587	771,495
Fidelity National Financial Inc.	16,143	769,052
Globe Life Inc.	7,404	747,508
Hartford Financial Services Group Inc. (The)	11,008	764,836
Lincoln National Corp.	10,665	719,034
Loews Corp.	12,633	774,908
Markel Corp.(a)	615	764,390
Marsh & McLennan Companies Inc.	5,093	791,503
MetLife Inc.	10,961	740,415
Principal Financial Group Inc.	10,364	732,113
Progressive Corp. (The)	7,391	782,929
Prudential Financial Inc.	6,635	740,864
Travelers Companies Inc. (The)	4,551	781,998
W R Berkley Corp.	8,620	778,386
Willis Towers Watson PLC	3,472	771,826

		21,486,396

Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	146	394,367
Alphabet Inc., Class C, NVS(a)	139	374,997
IAC/InterActiveCorp.(a)	6,486	744,333
Match Group Inc.(a)	6,682	744,976
Meta Platforms Inc, Class A(a)	3,621	764,140
Pinterest Inc., Class A(a)	30,471	815,099
Snap Inc., Class A, NVS(a)	19,595	782,624
Twitter Inc.(a)	21,634	769,089
ZoomInfo Technologies Inc.(a)	13,945	762,652

		6,152,277

Internet & Direct Marketing Retail — 1.2%
Amazon.com Inc.(a)	248	761,672
Chewy Inc., Class A(a)(b)	15,819	745,708
DoorDash Inc., Class A(a)(b)	8,262	867,097
eBay Inc.	13,599	742,369
Etsy Inc.(a)(b)	5,584	864,906
MercadoLibre Inc.(a)(b)	691	778,515
Wayfair Inc., Class A(a)	5,742	808,876

		5,569,143

IT Services — 4.2%
Accenture PLC, Class A	2,349	742,331
Affirm Holdings Inc.(a)(b)	18,267	764,291
Akamai Technologies Inc.(a)	7,499	811,842
Automatic Data Processing Inc.	3,839	784,845
Block Inc.(a)(b)	7,193	917,108

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	5,371	$785,294
Cloudflare Inc., Class A(a)	7,001	815,056
Cognizant Technology Solutions Corp., Class A	8,768	755,188
EPAM Systems Inc.(a)	1,741	361,693
Fidelity National Information Services Inc.	7,806	743,365
Fiserv Inc.(a)(b)	8,098	790,932
FleetCor Technologies Inc.(a)	3,209	751,548
Gartner Inc.(a)	2,629	737,224
Global Payments Inc.	5,434	724,787
GoDaddy Inc., Class A(a)	9,305	776,130
International Business Machines Corp.	6,069	743,513
Jack Henry & Associates Inc.	4,624	817,523
Mastercard Inc., Class A	2,047	738,599
MongoDB Inc.(a)	1,798	686,818
Okta Inc.(a)	4,158	760,249
Paychex Inc.	6,532	777,700
PayPal Holdings Inc.(a)	7,093	793,919
Snowflake Inc., Class A(a)	2,573	683,543
Twilio Inc., Class A(a)	4,193	732,936
VeriSign Inc.(a)	3,694	789,482
Visa Inc., Class A	3,426	740,427
Western Union Co. (The)	39,536	718,764

		20,245,107

Leisure Products — 0.3%
Hasbro Inc.	8,079	784,067
Peloton Interactive Inc., Class A(a)	24,462	710,866

		1,494,933

Life Sciences Tools & Services — 2.3%
10X Genomics Inc., Class A(a)	8,254	672,453
Agilent Technologies Inc.	5,801	756,218
Avantor Inc.(a)	22,097	766,545
Bio-Rad Laboratories Inc., Class A(a)	1,280	801,229
Bio-Techne Corp.	1,903	798,137
Charles River Laboratories International Inc.(a)	2,568	747,699
Danaher Corp.	2,929	803,747
Illumina Inc.(a)	2,348	766,857
IQVIA Holdings Inc.(a)	3,377	777,115
Mettler-Toledo International Inc.(a)	536	755,085
PerkinElmer Inc.	4,310	774,119
Thermo Fisher Scientific Inc.	1,425	775,200
Waters Corp.(a)	2,453	776,939
West Pharmaceutical Services Inc.	2,067	800,094

		10,771,437

Machinery — 2.7%
Caterpillar Inc.	3,850	722,183
Cummins Inc.	3,511	716,665
Deere & Co.	2,007	722,560
Dover Corp.	4,811	754,653
Fortive Corp.	11,995	776,676
IDEX Corp.	4,127	791,971
Illinois Tool Works Inc.	3,562	770,603
Ingersoll Rand Inc.	14,275	721,173
Nordson Corp.	3,334	755,118
Otis Worldwide Corp.	9,940	778,600
PACCAR Inc.	8,254	757,800
Parker-Hannifin Corp.	2,527	748,978
Pentair PLC	13,228	766,034
Snap-on Inc.	3,590	754,546
Stanley Black & Decker Inc.	4,690	763,063

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	8,209	$761,959
Xylem Inc./NY	8,647	769,151

		12,831,733

Media — 2.1%
Cable One Inc.	520	745,082
Charter Communications Inc., Class A(a)(b)	1,286	773,889
Comcast Corp., Class A	16,303	762,328
Discovery Inc., Class A(a)	9,372	262,885
Discovery Inc., Class C, NVS(a)	17,372	485,895
DISH Network Corp., Class A(a)	24,818	793,183
Fox Corp., Class A, NVS	12,816	536,093
Fox Corp., Class B	5,983	228,910
Interpublic Group of Companies Inc. (The)	21,421	788,293
Liberty Broadband Corp., Class A(a)	740	107,159
Liberty Broadband Corp., Class C, NVS(a)	4,385	643,279
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	4,924	247,973
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	10,043	505,364
News Corp., Class A, NVS	33,108	738,971
Omnicom Group Inc.	9,080	761,721
Paramount Global, Class B, NVS	26,505	811,318
Sirius XM Holdings Inc.(b)	127,068	782,739

		9,975,082

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	17,718	831,860
Newmont Corp.	12,197	807,442
Nucor Corp.	6,392	841,315
Steel Dynamics Inc.	12,195	860,723

		3,341,340

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	56,648	731,326
Annaly Capital Management Inc.	107,693	749,543

		1,480,869

Multi-Utilities — 1.7%
Ameren Corp.	9,281	797,702
CenterPoint Energy Inc.	29,167	797,717
CMS Energy Corp.	12,662	810,495
Consolidated Edison Inc.	9,670	829,396
Dominion Energy Inc.	9,966	792,596
DTE Energy Co.	6,730	818,301
NiSource Inc.	27,606	798,642
Public Service Enterprise Group Inc.	12,101	784,508
Sempra Energy	5,798	836,187
WEC Energy Group Inc.	8,797	799,471

		8,065,015

Multiline Retail — 0.5%
Dollar General Corp.	3,973	788,005
Dollar Tree Inc.(a)	5,733	814,545
Target Corp.	3,773	753,732

		2,356,282

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy Inc.	6,824	906,910
Chevron Corp.	5,838	840,672
ConocoPhillips	8,691	824,428
Coterra Energy Inc.	34,281	799,776
Devon Energy Corp.	14,559	866,989
Diamondback Energy Inc.	6,039	833,986
EOG Resources Inc.	7,014	806,049
Exxon Mobil Corp.	10,006	784,671

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	8,317	$840,516
Kinder Morgan Inc.	45,768	796,363
Marathon Petroleum Corp.	10,044	782,126
Occidental Petroleum Corp.	19,773	864,673
ONEOK Inc.	12,514	817,164
Phillips 66	8,879	747,967
Pioneer Natural Resources Co.	3,524	844,350
Valero Energy Corp.	8,906	743,740
Williams Companies Inc. (The)	26,125	817,190

		13,917,570

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,540	752,678

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	11,598	796,435
Catalent Inc.(a)	7,846	800,606
Elanco Animal Health Inc.(a)	30,282	860,312
Eli Lilly & Co.	3,193	798,090
Jazz Pharmaceuticals PLC(a)	5,422	745,091
Johnson & Johnson	4,689	771,669
Merck & Co. Inc.	10,153	777,517
Pfizer Inc.	15,781	740,760
Royalty Pharma PLC, Class A	19,358	759,995
Viatris Inc.	51,410	566,024
Zoetis Inc.	4,019	778,279

		8,394,778

Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	10,599	855,233
Clarivate PLC(a)(b)	47,031	704,524
CoStar Group Inc.(a)	11,651	710,828
Equifax Inc.	3,536	772,050
Jacobs Engineering Group Inc.	6,444	792,612
Leidos Holdings Inc.	8,837	899,960
Robert Half International Inc.	6,298	757,586
TransUnion	7,698	698,671
Verisk Analytics Inc.	4,040	716,454

		6,907,918

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	7,713	747,004
Zillow Group Inc., Class A(a)(b)	3,279	187,788
Zillow Group Inc., Class C, NVS(a)(b)	9,003	517,853

		1,452,645

Road & Rail — 1.5%
AMERCO	1,308	755,514
CSX Corp.	22,292	755,922
JB Hunt Transport Services Inc.	4,105	833,028
Knight-Swift Transportation Holdings Inc.	14,500	789,960
Lyft Inc., Class A(a)	17,892	696,714
Norfolk Southern Corp.	2,833	726,721
Old Dominion Freight Line Inc.	2,637	828,097
Uber Technologies Inc.(a)(b)	21,433	772,231
Union Pacific Corp.	3,089	759,740

		6,917,927

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)	6,662	821,691
Analog Devices Inc.	4,657	746,471
Applied Materials Inc.	5,562	746,420
Broadcom Inc.	1,313	771,309
Enphase Energy Inc.(a)	5,090	848,503

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Entegris Inc.	5,791	$755,610
Intel Corp.	16,256	775,411
KLA Corp.	2,033	708,501
Lam Research Corp.	1,326	744,350
Marvell Technology Inc.	10,874	743,020
Microchip Technology Inc.	10,384	730,307
Micron Technology Inc.	8,162	725,275
Monolithic Power Systems Inc.	1,608	737,590
NVIDIA Corp.	2,957	721,065
NXP Semiconductors NV	3,927	746,601
ON Semiconductor Corp.(a)	12,423	777,804
Qorvo Inc.(a)	5,731	783,886
QUALCOMM Inc.	4,542	781,179
Skyworks Solutions Inc.	5,592	772,647
SolarEdge Technologies Inc.(a)	2,939	938,775
Teradyne Inc.	6,582	776,149
Texas Instruments Inc.	4,660	792,153

		16,944,717

Software — 7.0%
Adobe Inc.(a)	1,641	767,463
ANSYS Inc.(a)	2,423	785,512
Asana Inc., Class A(a)(b)	10,576	579,459
Autodesk Inc.(a)	3,354	738,651
Avalara Inc.(a)	7,704	800,523
Bentley Systems Inc., Class B	19,542	750,217
Bill.com Holdings Inc.(a)	3,052	726,010
Black Knight Inc.(a)	12,972	728,897
Cadence Design Systems Inc.(a)	5,375	813,936
Ceridian HCM Holding Inc.(a)	11,033	804,416
Citrix Systems Inc.	7,690	788,225
Coupa Software Inc.(a)	6,087	736,588
Crowdstrike Holdings Inc., Class A(a)	4,278	835,108
Datadog Inc., Class A(a)	4,508	726,284
DocuSign Inc.(a)	6,526	772,874
Dropbox Inc., Class A(a)	31,486	714,417
Dynatrace Inc.(a)	17,928	796,362
Fair Isaac Corp.(a)	1,533	722,334
Fortinet Inc.(a)	2,447	843,040
Guidewire Software Inc.(a)	8,214	724,064
HubSpot Inc.(a)	1,444	758,100
Intuit Inc.	1,484	703,965
Microsoft Corp.	2,618	782,232
NortonLifeLock Inc.	27,185	787,821
Nuance Communications Inc.(a)	14,182	787,385
Oracle Corp.	9,900	752,103
Palantir Technologies Inc., Class A(a)(b)	56,121	665,034
Palo Alto Networks Inc.(a)(b)	1,489	884,838
Paycom Software Inc.(a)	2,276	772,042
PTC Inc.(a)	6,838	760,933
RingCentral Inc., Class A(a)	4,753	621,882
salesforce.com Inc.(a)	3,703	779,593
ServiceNow Inc.(a)	1,327	769,554
Splunk Inc.(a)	6,346	749,463
SS&C Technologies Holdings Inc.	10,279	770,617
Synopsys Inc.(a)	2,556	798,469
Trade Desk Inc. (The), Class A(a)	9,690	826,751
Tyler Technologies Inc.(a)	1,669	714,766
Unity Software Inc.(a)(b)	7,109	756,753
VMware Inc., Class A	6,227	730,552
Workday Inc., Class A(a)	3,434	786,558

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zendesk Inc.(a)	6,644	$775,155
Zoom Video Communications Inc., Class A(a)	5,660	750,516
Zscaler Inc.(a)	2,791	667,468

		33,306,930

Specialty Retail — 2.2%
Advance Auto Parts Inc.	3,525	720,792
AutoZone Inc.(a)	407	758,400
Bath & Body Works Inc.	14,139	754,599
Best Buy Co. Inc.	7,869	760,460
Burlington Stores Inc.(a)	3,421	772,770
CarMax Inc.(a)	7,155	782,256
Carvana Co.(a)	5,656	851,058
Home Depot Inc. (The)	2,239	707,143
Lowe’s Companies Inc.	3,454	763,541
O’Reilly Automotive Inc.(a)	1,156	750,522
Ross Stores Inc.	8,192	748,667
TJX Companies Inc. (The)	11,684	772,312
Tractor Supply Co.	3,646	743,018
Ulta Beauty Inc.(a)	2,044	765,478

		10,651,016

Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	4,544	750,305
Dell Technologies Inc., Class C(a)	13,004	662,684
Hewlett Packard Enterprise Co.	44,445	707,564
HP Inc.	20,692	710,977
NetApp Inc.	8,564	671,246
Seagate Technology Holdings PLC	7,009	723,049
Western Digital Corp.(a)	13,903	708,219

		4,934,044

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	2,450	783,853
Nike Inc., Class B	5,352	730,816
VF Corp.	12,863	746,311

		2,260,980

Tobacco — 0.3%
Altria Group Inc.	15,491	794,533
Philip Morris International Inc.	7,027	710,219

		1,504,752

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Fastenal Co.	14,979	$770,819
United Rentals Inc.(a)	2,411	775,426
WW Grainger Inc.	1,651	787,626

		2,333,871

Water Utilities — 0.3%
American Water Works Co. Inc.	5,359	809,691
Essential Utilities Inc.	17,428	821,033

		1,630,724

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	6,151	757,865

Total Common Stocks — 99.8% (Cost: $416,725,779)		477,440,540

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	14,492,812	14,495,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	800,000	800,000

		15,295,711

Total Short-Term Investments — 3.2% (Cost: $15,294,642)		15,295,711

Total Investments in Securities — 103.0% (Cost: $432,020,421)		492,736,251

Other Assets, Less Liabilities — (3.0)%		(14,537,984)

Net Assets — 100.0%		$478,198,267

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,018,524	$7,481,180	(a)	$—		$(2,706)	$(1,287)	$14,495,711	14,492,812	$24,049	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	—		(120,000	)(a)	—	—	800,000	800,000	38		—
BlackRock Inc.	774,441	203,280		(55,751)		15,403	(193,483)	743,890	1,000	7,038		—

						$12,697	$(194,770)	$16,039,601		$31,125		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	03/18/22	$655	$(47,348)
S&P MidCap 400 E-Mini Index	1	03/18/22	266	6,218

				$(41,130)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,218

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$47,348

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$30,982

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(58,764)

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI USA Equal Weighted ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$942,515

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$477,440,540	$—	$—	$477,440,540
Money Market Funds	15,295,711	—	—	15,295,711

	$492,736,251	$—	$—	$492,736,251

Derivative financial instruments(a)
Assets
Futures Contracts	$6,218	$—	$—	$6,218
Liabilities
Futures Contracts	(47,348)	—	—	(47,348)

	$(41,130)	$—	$—	$(41,130)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,546,729,663	$415,023,772	$38,560,757	$181,752,937
Affiliated(c)	1,850,000	—	1,362,385	9,646,029
Cash	849,026	222,797	7,849	—
Foreign currency, at value(d)	9,140,321	1,573,547	35,186	291,314
Cash pledged:
Futures contracts	4,442,000	24,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	31,395
Receivables:
Investments sold	193,683,627	15,547,094	1,181,607	288,914
Securities lending income — Affiliated	—	—	718	9,107
Variation margin on futures contracts	499,499	—	—	—
Dividends	21,688,078	186,916	10,188	71,327

Total assets	5,778,882,214	432,578,126	41,158,690	192,091,023

LIABILITIES
Bank overdraft	—	—	—	6,683
Collateral on securities loaned, at value	—	—	1,312,578	9,550,823
Deferred foreign capital gain tax	—	—	—	56,659
Payables:
Investments purchased	189,567,816	6,261,338	937,853	365,447
Variation margin on futures contracts	—	6,628	—	4,971
Capital shares redeemed	—	8,883,084	—	529,900
Investment advisory fees	2,412,981	200,772	17,859	85,154
Foreign taxes	—	—	—	3,220

Total liabilities	191,980,797	15,351,822	2,268,290	10,602,857

NET ASSETS	$5,586,901,417	$417,226,304	$38,890,400	$181,488,166

NET ASSETS CONSIST OF:
Paid-in capital	$8,357,560,909	$719,581,234	$51,375,723	$211,682,857
Accumulated loss	(2,770,659,492)	(302,354,930)	(12,485,323)	(30,194,691)

NET ASSETS	$5,586,901,417	$417,226,304	$38,890,400	$181,488,166

Shares outstanding	168,450,000	15,950,000	3,500,000	2,450,000

Net asset value	$33.17	$26.16	$11.11	$74.08

Shares authorized	800 million	200 million	50 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$1,237,052	$9,091,601
(b) Investments, at cost — Unaffiliated	$3,679,560,665	$356,322,345	$31,892,418	$170,741,960
(c) Investments, at cost — Affiliated	$1,850,000	$—	$1,362,385	$9,645,818
(d) Foreign currency, at cost	$9,183,135	$1,556,528	$35,237	$285,621
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$32,247

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$384,476,060	$272,525,634	$476,696,650
Affiliated(c)	220,000	11,252,435	16,039,601
Cash	1,557	9,679	33,784
Foreign currency, at value(d)	371,788	197,853	—
Cash pledged:
Futures contracts	—	—	64,000
Receivables:
Investments sold	951,133	3,934,455	32,850,116
Securities lending income — Affiliated	—	57,523	5,367
Variation margin on futures contracts	11,585	—	—
Capital shares sold	16,746	—	—
Dividends	3	2	631,818

Total assets	386,048,872	287,977,581	526,321,336

LIABILITIES
Collateral on securities loaned, at value	—	11,133,304	14,501,289
Payables:
Investments purchased	836,446	3,847,124	33,559,765
Variation margin on futures contracts	—	—	2,122
Capital shares redeemed	—	3,303	25,938
Investment advisory fees	156,563	128,460	33,955

Total liabilities	993,009	15,112,191	48,123,069

NET ASSETS	$385,055,863	$272,865,390	$478,198,267

NET ASSETS CONSIST OF:
Paid-in capital	$676,843,669	$683,100,870	$414,816,246
Accumulated earnings (loss)	(291,787,806)	(410,235,480)	63,382,021

NET ASSETS	$385,055,863	$272,865,390	$478,198,267

Shares outstanding	7,400,000	14,350,000	5,750,000

Net asset value	$52.03	$19.02	$83.16

Shares authorized	400 million	200 million	500 million

Par value	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$9,775,199	$14,515,829
(b) Investments, at cost — Unaffiliated	$405,221,202	$405,523,152	$416,121,014
(c) Investments, at cost — Affiliated	$220,000	$11,250,506	$15,899,407
(d) Foreign currency, at cost	$373,691	$202,731	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$221,523,085	$23,612,124	$515,282	$1,618,068
Dividends — Affiliated	302	38	108	574
Securities lending income — Affiliated — net	—	—	3,535	55,629
Foreign taxes withheld	(8,207,392)	(6,620,312)	(64,234)	(379,988)

Total investment income	213,315,995	16,991,850	454,691	1,294,283

EXPENSES
Investment advisory fees	14,092,639	1,312,194	110,833	534,929
Commitment fees	19,090	2,074	170	—
Professional fees	217	217	217	217

Total expenses	14,111,946	1,314,485	111,220	535,146

Net investment income	199,204,049	15,677,365	343,471	759,137

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(180,481,313)	(52,170,568)	144,255	(2,192,251)
Investments — Affiliated	—	—	(193)	(2,236)
In-kind redemptions — Unaffiliated	—	—	—	9,107,964
Futures contracts	(5,611,194)	(65,866)	(2,894)	(3,560)
Foreign currency transactions	(3,323,306)	143,944	(19,745)	13,530

Net realized gain (loss)	(189,415,813)	(52,092,490)	121,423	6,923,447

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(118,713,607)	2,651,938	2,662,383	(1,700,309)
Investments — Affiliated	—	—	—	(575)
Futures contracts	607,061	(32,962)	—	(9,842)
Foreign currency translations	16,334,610	9,011	(1,617)	2,308

Net change in unrealized appreciation (depreciation)	(101,771,936)	2,627,987	2,660,766	(1,708,418)

Net realized and unrealized gain (loss)	(291,187,749)	(49,464,503)	2,782,189	5,215,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(91,983,700)	$(33,787,138)	$3,125,660	$5,974,166

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(6,716)
(b) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(22,342)

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,813,268	$1,529,580	$3,898,525
Dividends — Affiliated	6	810	8,320
Securities lending income — Affiliated — net	—	399,085	22,805
Foreign taxes withheld	(703,584)	(229,437)	(830)

Total investment income	4,109,690	1,700,038	3,928,820

EXPENSES
Investment advisory fees	882,012	797,785	254,738
Professional fees	217	217	217

Total expenses	882,229	798,002	254,955

Less:
Investment advisory fees waived	—	—	(37,394)

Total expenses after fees waived	882,229	798,002	217,561

Net investment income	3,227,461	902,036	3,711,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,909,243)	(5,536,771)	(2,405,285)
Investments — Affiliated	—	129	(2,772)
In-kind redemptions — Unaffiliated	3,634,390	7,431,871	20,360,253
In-kind redemptions — Affiliated	—	—	15,469
Futures contracts	(10,553)	(39,425)	30,982
Foreign currency transactions	(32,472)	(218,909)	—

Net realized gain	1,682,122	1,636,895	17,998,647

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,305,534	(64,070,945)	(44,695,743)
Investments — Affiliated	—	(3,507)	(194,770)
Futures contracts	2,386	(4,632)	(58,764)
Foreign currency translations	(38,627)	(5,288)	—

Net change in unrealized appreciation (depreciation)	15,269,293	(64,084,372)	(44,949,277)

Net realized and unrealized gain (loss)	16,951,415	(62,447,477)	(26,950,630)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,178,876	$(61,545,441)	$(23,239,371)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$199,204,049	$228,372,987	$15,677,365	$10,222,554
Net realized loss	(189,415,813)	(72,572,187)	(52,092,490)	(27,205,073)
Net change in unrealized appreciation (depreciation)	(101,771,936)	1,255,170,696	2,627,987	78,210,744

Net increase (decrease) in net assets resulting from operations	(91,983,700)	1,410,971,496	(33,787,138)	61,228,225

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(362,674,348)	(151,639,298)	(14,791,436)	(9,611,528)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	996,874,119	(1,527,014,184)	(10,480,753)	(16,754,254)

NET ASSETS
Total increase (decrease) in net assets	542,216,071	(267,681,986)	(59,059,327)	34,862,443
Beginning of period	5,044,685,346	5,312,367,332	476,285,631	441,423,188

End of period	$5,586,901,417	$5,044,685,346	$417,226,304	$476,285,631

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Colombia ETF		iShares MSCI Israel ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$343,471	$536,256	$759,137	$554,236
Net realized gain (loss)	121,423	(750,264)	6,923,447	2,854,312
Net change in unrealized appreciation (depreciation)	2,660,766	3,509,759	(1,708,418)	28,900,213

Net increase in net assets resulting from operations	3,125,660	3,295,751	5,974,166	32,308,761

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(245,473)	(545,967)	(1,768,270)	(278,315)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	14,648,968	14,796,808	25,551,674

NET ASSETS
Total increase in net assets	2,880,187	17,398,752	19,002,704	57,582,120
Beginning of period	36,010,213	18,611,461	162,485,462	104,903,342

End of period	$38,890,400	$36,010,213	$181,488,166	$162,485,462

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets  (continued)

	iShares MSCI South Africa ETF		iShares MSCI Turkey ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,227,461	$5,947,329	$902,036	$7,964,471
Net realized gain (loss)	1,682,122	45,034,598	1,636,895	(44,785,505)
Net change in unrealized appreciation (depreciation)	15,269,293	71,338,100	(64,084,372)	96,747,851

Net increase (decrease) in net assets resulting from operations	20,178,876	122,320,027	(61,545,441)	59,926,817

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,020,530)	(19,459,609)	(1,358,092)	(8,492,284)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	91,524,178	(149,905,407)	34,507,267	70,879,769

NET ASSETS
Total increase (decrease) in net assets	108,682,524	(47,044,989)	(28,396,266)	122,314,302
Beginning of period	276,373,339	323,418,328	301,261,656	178,947,354

End of period	$385,055,863	$276,373,339	$272,865,390	$301,261,656

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI USA Equal Weighted ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,711,259	$4,609,340
Net realized gain	17,998,647	21,309,459
Net change in unrealized appreciation (depreciation)	(44,949,277)	87,259,076

Net increase (decrease) in net assets resulting from operations	(23,239,371)	113,177,875

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,555,272)	(4,084,783)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	31,901,091	137,937,095

NET ASSETS
Total increase in net assets	5,106,448	247,030,187
Beginning of period	473,091,819	226,061,632

End of period	$478,198,267	$473,091,819

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

		iShares MSCI Brazil ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$36.58		$29.62		$40.92		$32.03		$40.06		$33.52

Net investment income(a)	1.25		1.34		0.86		1.12		1.14		0.76
Net realized and unrealized gain (loss)(b)		(2.52)	6.52		(11.13)		8.88		(8.22)		6.45

Net increase (decrease) from investment operations		(1.27)	7.86		(10.27)		10.00		(7.08)		7.21

Distributions(c)
From net investment income		(2.14)	(0.90)		(1.03)		(1.11)		(0.95)		(0.67)

Total distributions		(2.14)	(0.90)		(1.03)		(1.11)		(0.95)		(0.67)

Net asset value, end of period	$33.17		$36.58		$29.62		$40.92		$32.03		$40.06

Total Return(d)
Based on net asset value	(2.42	)%(e)	26.35%		(25.63)%		31.36%		(17.87)%		22.03%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	8.12	%(g)	3.84%		2.35%		2.75%		2.86%		2.10%

Supplemental Data
Net assets, end of period (000)	$5,586,901		$5,044,685		$5,312,367		$8,205,744		$5,501,031		$6,327,919

Portfolio turnover rate(h)	15	%(e)(i)	17	%(i)	29	%(i)	16	%(i)	30	%(i)	20	%(i)

(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(i) Portfolio turnover rate excluding cash creations was as follows:		13%	12%		11%		10%		13%		13%

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$28.52		$25.37		$35.88		$43.71		$47.96		$36.77

Net investment income(a)	0.87		0.63		0.61		0.74		0.78		0.69
Net realized and unrealized gain (loss)(b)		(2.46)	3.16		(10.54)		(7.76)		(4.06)		11.21

Net increase (decrease) from investment operations		(1.59)	3.79		(9.93)		(7.02)		(3.28)		11.90

Distributions(c)
From net investment income		(0.77)	(0.64)		(0.58)		(0.79)		(0.92)		(0.67)
Return of capital	—		—		—		(0.02)		(0.05)		(0.04)

Total distributions		(0.77)	(0.64)		(0.58)		(0.81)		(0.97)		(0.71)

Net asset value, end of period	$26.16		$28.52		$25.37		$35.88		$43.71		$47.96

Total Return(d)
Based on net asset value	(5.31	)%(e)	14.90%		(27.72)%		(16.22)%		(7.03)%		32.65%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	6.87	%(g)	2.17%		2.10%		1.74%		1.55%		1.68%

Supplemental Data
Net assets, end of period (000)	$417,226		$476,286		$441,423		$330,140		$393,351		$467,645

Portfolio turnover rate(h)	50	%(e)(i)	62	%(i)	51	%(i)	75	%(i)	54	%(i)	54	%(i)

(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(i) Portfolio turnover rate excluding cash creations was as follows:		16%	17%		21%		12%		11%		8%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Colombia ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$10.29		$8.86	$12.42	$13.96	$14.58	$13.18

Net investment income(a)	0.10		0.20	0.37	0.35	0.30	0.23
Net realized and unrealized gain (loss)(b)	0.79		1.45	(3.60)	(1.50)	(0.70)	1.34

Net increase (decrease) from investment operations	0.89		1.65	(3.23)	(1.15)	(0.40)	1.57

Distributions(c)
From net investment income		(0.07)	(0.22)	(0.33)	(0.39)	(0.22)	(0.17)

Total distributions		(0.07)	(0.22)	(0.33)	(0.39)	(0.22)	(0.17)

Net asset value, end of period	$11.11		$10.29	$8.86	$12.42	$13.96	$14.58

Total Return(d)
Based on net asset value	8.71	%(e)	18.56%	(26.40)%	(8.18)%	(2.69)%	12.05%

Ratios to Average Net Assets(f)
Total expenses	0.61	%(g)	0.61%	0.61%	0.61%	0.61%	0.61%

Net investment income	1.89	%(g)	2.04%	3.43%	2.71%	2.01%	1.72%

Supplemental Data
Net assets, end of period (000)	$38,890		$36,010	$18,611	$23,605	$25,834	$22,594

Portfolio turnover rate(h)	17	%(e)	52%	75%	88%	26%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$72.22		$56.70	$53.28	$56.62	$48.19	$49.36

Net investment income(a)	0.30		0.26	0.23	0.33	0.59	0.62
Net realized and unrealized gain (loss)(b)	2.25		15.38	4.31	(3.42)	8.88	(0.98)

Net increase (decrease) from investment operations	2.55		15.64	4.54	(3.09)	9.47	(0.36)

Distributions(c)
From net investment income		(0.69)	(0.12)	(1.12)	(0.25)	(1.04)	(0.81)

Total distributions		(0.69)	(0.12)	(1.12)	(0.25)	(1.04)	(0.81)

Net asset value, end of period	$74.08		$72.22	$56.70	$53.28	$56.62	$48.19

Total Return(d)
Based on net asset value	3.52	%(e)	27.59%	8.53%	(5.45)%	19.91%	(0.77)%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	0.82	%(g)	0.40%	0.43%	0.60%	1.15%	1.25%

Supplemental Data
Net assets, end of period (000)	$181,488		$162,485	$104,903	$114,553	$121,735	$89,152

Portfolio turnover rate(h)	5	%(e)	21%	7%	17%	6%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$49.35		$37.17	$47.96	$54.87	$62.62	$52.78

Net investment income(a)	0.50		0.77	4.94	1.31	1.41	1.07
Net realized and unrealized gain (loss)(b)	2.64		13.67	(10.38)	(5.84)	(7.69)	9.79

Net increase (decrease) from investment operations	3.14		14.44	(5.44)	(4.53)	(6.28)	10.86

Distributions(c)
From net investment income		(0.46)	(2.26)	(5.35)	(2.38)	(1.47)	(1.02)

Total distributions		(0.46)	(2.26)	(5.35)	(2.38)	(1.47)	(1.02)

Net asset value, end of period	$52.03		$49.35	$37.17	$47.96	$54.87	$62.62

Total Return(d)
Based on net asset value	6.55	%(e)	39.49%	(13.09)%	(8.45)%	(10.20)%	20.91%

Ratios to Average Net Assets(f)
Total expenses	0.57	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	2.10	%(g)	1.69%	11.79%	2.48%	2.20%	1.91%

Supplemental Data
Net assets, end of period (000)	$385,056		$276,373	$323,418	$374,067	$373,114	$419,587

Portfolio turnover rate(h)	2	%(e)	20%	46%	12%	15%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$23.91		$19.99	$24.08	$20.09	$46.17	$38.16

Net investment income(a)	0.07		0.70	0.30	0.60	1.01	0.97
Net realized and unrealized gain (loss)(b)	(4.87)		3.99	(3.94)	4.06	(26.05)	8.12

Net increase (decrease) from investment operations	(4.80)		4.69	(3.64)	4.66	(25.04)	9.09

Distributions(c)
From net investment income.	(0.09)		(0.77)	(0.45)	(0.67)	(1.04)	(1.08)

Total distributions	(0.09)		(0.77)	(0.45)	(0.67)	(1.04)	(1.08)

Net asset value, end of period	$19.02		$23.91	$19.99	$24.08	$20.09	$46.17

Total Return(d)
Based on net asset value	(20.12	)%(e)	23.59%	(15.48)%	23.38%	(54.97)%	24.23%

Ratios to Average Net Assets(f)
Total expenses	0.57	%(g)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	0.65	%(g)	2.98%	1.22%	2.43%	2.76%	2.58%

Supplemental Data
Net assets, end of period (000)	$272,865		$301,262	$178,947	$314,190	$386,797	$424,727

Portfolio turnover rate(h)	2	%(e)	22%	12%	20%	7%	6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$87.61		$62.79	$58.13	$59.33	$51.30	$46.05

Net investment income(a)	0.66		1.03	1.09	0.92	0.98	0.85
Net realized and unrealized gain (loss)(b)	(4.46)		24.72	4.65	(1.11)	7.94	5.18

Net increase (decrease) from investment operations	(3.80)		25.75	5.74	(0.19)	8.92	6.03

Distributions(c)
From net investment income	(0.65)		(0.93)	(1.08)	(1.01)	(0.89)	(0.78)

Total distributions	(0.65)		(0.93)	(1.08)	(1.01)	(0.89)	(0.78)

Net asset value, end of period	$83.16		$87.61	$62.79	$58.13	$59.33	$51.30

Total Return(d)
Based on net asset value	(4.36	)%(e)	41.36%	10.18%	(0.23)%	17.55%	13.22%

Ratios to Average Net Assets(f)
Total expenses	0.11	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.09	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.54	%(g)	1.34%	1.84%	1.63%	1.76%	1.72%

Supplemental Data
Net assets, end of period (000)	$478,198		$473,092	$226,062	$308,090	$192,820	$135,945

Portfolio turnover rate(h)	13	%(e)	30%	30%	24%	23%	27%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile.	Non-diversified
MSCI Colombia	Non-diversified
MSCI Israel	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Colombia
Citigroup Global Markets, Inc.	$77	$77		$—	$—
J.P. Morgan Securities LLC	1,236,975	1,236,975		—	—

	$1,237,052	$1,237,052		$—	$—

MSCI Israel
Barclays Capital, Inc.	$42,195	$42,195		$—	$—
BNP Paribas SA	868,094	868,094		—	—
BofA Securities, Inc.	1,883,121	1,883,121		—	—
Citigroup Global Markets, Inc.	646,317	646,317		—	—
Goldman Sachs & Co. LLC	1,108,742	1,092,650		—	(16,092	)(b)
J.P. Morgan Securities LLC	1,272,947	1,272,947		—	—
Morgan Stanley	1,147,259	1,147,259		—	—
UBS AG	965,996	965,996		—	—
UBS Securities LLC	16,992	16,992		—	—
Virtu Americas LLC	1,139,938	1,087,667		—	(52,271	)(b)

	$9,091,601	$9,023,238		$—	$(68,363)

MSCI Turkey
BofA Securities, Inc.	$2,413,324	$2,413,324		$—	$—
Goldman Sachs & Co. LLC	2,212,486	2,212,486		—	—
HSBC Bank PLC.	470,869	470,869		—	—
J.P. Morgan Securities LLC	119,264	119,264		—	—
Morgan Stanley	4,360,598	4,360,598		—	—
SG Americas Securities LLC	198,658	198,658		—	—

	$9,775,199	$9,775,199		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI USA Equal Weighted
Barclays Bank PLC	$1,949,190	$1,921,862		$—	$(27,328	)(b)
Barclays Capital, Inc.	8,693	8,285		—	(408	)(b)
BNP Paribas SA	3,023,068	2,953,339		—	(69,729	)(b)
Citigroup Global Markets, Inc.	299,152	298,722		—	(430	)(b)
Credit Suisse Securities (USA) LLC	1,883,422	1,883,422		—	—
Goldman Sachs & Co. LLC	1,704,707	1,669,973		—	(34,734	)(b)
Morgan Stanley	1,884,022	1,884,022		—	—
Natixis SA	678,578	665,241		—	(13,337	)(b)
RBC Capital Markets LLC	153,426	153,426		—	—
Scotia Capital (USA), Inc.	995,727	979,882		—	(15,845	)(b)
SG Americas Securities LLC	22,905	22,905		—	—
State Street Bank & Trust Co.	1,178,747	1,178,747		—	—
UBS AG	527,369	527,369		—	—
UBS Securities LLC	42,717	42,595		—	(122	)(b)
Wells Fargo Bank N.A.	164,106	164,106		—	—

	$14,515,829	$14,353,896		$—	$(161,933)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

For its investment advisory services to the iShares MSCI Colombia ETF, BFA is entitled to an annual investment advisory fee of 0.61%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Effective October 20, 2021, for its investment advisory services to the iShares MSCI USA Equal Weighted ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to October 20, 2021, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares MSCI USA Equal Weighted ETF, BFA had contractually agreed to waive a portion of its investment advisory fee through December 31, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets. The contractual waiver was discontinued on October 20, 2021.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
MSCI USA Equal Weighted	$ 37,394

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited) (continued)

Prior to January 1, 2022, the Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Colombia	$857

MSCI Israel	14,732

MSCI Turkey	90,106
MSCI USA Equal Weighted	7,818

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Israel	$102,817	$1,260,188	$(790,899)
MSCI USA Equal Weighted	16,399,682	25,079,624	(229,193)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$1,642,932,029	$726,033,261
MSCI Chile.	225,826,868	236,121,491
MSCI Colombia	6,137,231	6,384,285
MSCI Israel	10,539,783	9,780,362
MSCI South Africa	8,944,834	7,122,978
MSCI Turkey	7,255,413	5,776,506
MSCI USA Equal Weighted	62,454,972	61,671,191

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Israel	$39,376,255	$25,633,924
MSCI South Africa	122,922,048	31,616,606
MSCI Turkey	116,126,421	83,567,125
MSCI USA Equal Weighted	78,321,636	46,421,252

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Brazil	$3,814,461,403
MSCI Chile	192,032,509
MSCI Colombia	15,937,379
MSCI Israel	45,162,177
MSCI South Africa	254,638,720
MSCI Turkey	272,048,859
MSCI USA Equal Weighted	15,106,785

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$4,330,638,864	$1,944,051,655	$(723,990,881)	$1,220,060,774
MSCI Chile	474,804,468	84,872,909	(144,699,025)	(59,826,116)
MSCI Colombia	36,627,047	7,469,546	(4,173,451)	3,296,095
MSCI Israel	182,975,290	43,130,527	(34,713,167)	8,417,360
MSCI South Africa	421,606,653	34,452,365	(71,343,865)	(36,891,500)
MSCI Turkey	423,950,328	5,874,739	(146,046,998)	(140,172,259)
MSCI USA Equal Weighted	433,331,680	79,514,829	(20,151,388)	59,363,441

9.	LINE OF CREDIT

The iShares MSCI Brazil ETF, iShares MSCI Chile ETF and iShares MSCI Colombia ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil
Shares sold	33,200,000	$1,071,563,900	5,900,000	$220,351,653
Shares redeemed	(2,650,000)	(74,689,781)	(47,350,000)	(1,747,365,837)

Net increase (decrease)	30,550,000	$996,874,119	(41,450,000)	$(1,527,014,184)

MSCI Chile
Shares sold	5,850,000	$151,857,377	6,950,000	$208,750,168
Shares redeemed	(6,600,000)	(162,338,130)	(7,650,000)	(225,504,422)

Net decrease	(750,000)	$(10,480,753)	(700,000)	$(16,754,254)

MSCI Colombia
Shares sold	—	$—	2,050,000	$20,933,465
Shares redeemed	—	—	(650,000)	(6,284,497)

Net increase	—	$—	1,400,000	$14,648,968

MSCI Israel
Shares sold	600,000	$43,838,758	1,100,000	$70,222,892
Shares redeemed	(400,000)	(29,041,950)	(700,000)	(44,671,218)

Net increase	200,000	$14,796,808	400,000	$25,551,674

MSCI South Africa
Shares sold	2,500,000	$123,198,837	2,700,000	$120,672,480
Shares redeemed	(700,000)	(31,674,659)	(5,800,000)	(270,577,887)

Net increase (decrease)	1,800,000	$91,524,178	(3,100,000)	$(149,905,407)

MSCI Turkey
Shares sold	5,900,000	$118,246,194	9,650,000	$215,650,990
Shares redeemed	(4,150,000)	(83,738,927)	(6,000,000)	(144,771,221)

Net increase	1,750,000	$34,507,267	3,650,000	$70,879,769

MSCI USA Equal Weighted
Shares sold	900,000	$78,601,113	2,250,000	$176,562,414
Shares redeemed	(550,000)	(46,700,022)	(450,000)	(38,625,319)

Net increase	350,000	$31,901,091	1,800,000	$137,937,095

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF, iShares MSCI Turkey ETF and iShares MSCI USA Equal Weighted ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R IS K M A N A G E M E N T P R O G R A M	63

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Chile	$0.770751	$—	$—	$0.770751	100%	—%	—%	100%
MSCI Israel(a)	0.518453	—	0.174986	0.693439	75	—	25	100
MSCI USA Equal Weighted(a)	0.550398	—	0.099237	0.649635	85	—	15	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Australia ETF | EWA | NYSE Arca
•	iShares MSCI Canada ETF | EWC | NYSE Arca
•	iShares MSCI Japan ETF | EWJ | NYSE Arca
•	iShares MSCI Mexico ETF | EWW | NYSE Arca
•	iShares MSCI South Korea ETF | EWY | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.93)%	2.88%	6.30%	4.70%	2.88%	35.72%	58.37%
Fund Market	(3.83)	3.12	6.34	4.85	3.12	36.01	60.62
Index	(4.49)	2.91	6.62	5.06	2.91	37.80	63.88

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 960.70	$ 2.38	$ 1,000.00	$ 1,022.40	$ 2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	32.8%
Materials	25.5
Health Care	10.2
Real Estate	6.6
Consumer Discretionary	6.3
Consumer Staples	5.2
Industrials	4.3
Energy	3.9
Communication Services	2.0
Information Technology	1.9
Utilities	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
BHP Group Ltd.	14.5%
Commonwealth Bank of Australia	9.7
CSL Ltd.	7.6
National Australia Bank Ltd.	5.8
Westpac Banking Corp.	5.1
Australia & New Zealand Banking Group Ltd.	4.5
Macquarie Group Ltd.	3.7
Wesfarmers Ltd.	3.3
Rio Tinto Ltd.	2.7
Woolworths Group Ltd.	2.6

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Fund Summary as of February 28, 2022	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.58%	20.23%	9.81%	4.99%	20.23%	59.68%	62.78%
Fund Market	3.68	21.08	9.81	5.05	21.08	59.67	63.61
Index	3.76	20.43	9.94	5.15	20.43	60.61	65.17

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,035.80	$ 2.47	$ 1,000.00	$ 1,022.40	$ 2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	38.7%
Energy	16.5
Materials	11.6
Industrials	11.2
Information Technology	7.6
Consumer Staples	3.9
Utilities	3.6
Consumer Discretionary	3.4
Communication Services	2.5
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Royal Bank of Canada	7.8%
Toronto-Dominion Bank (The)	7.3
Bank of Nova Scotia (The)	4.4
Canadian National Railway Co.	4.3
Enbridge Inc.	4.3
Shopify Inc., Class A	3.9
Brookfield Asset Management Inc., Class A	3.8
Bank of Montreal	3.7
Canadian Natural Resources Ltd.	3.3
Canadian Pacific Railway Ltd.	3.2

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.03)%	(5.06)%	5.82%	6.29%	(5.06)%	32.69%	84.13%
Fund Market	(6.76)	(5.83)	5.92	6.33	(5.83)	33.29	84.70
Index	(7.37)	(5.00)	6.13	6.66	(5.00)	34.64	90.48

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 929.70	$ 2.34	$ 1,000.00	$ 1,022.40	$ 2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	22.0%
Consumer Discretionary	19.4
Information Technology	14.0
Financials	10.1
Health Care	9.4
Communication Services	8.1
Consumer Staples	6.9
Materials	5.0
Real Estate	3.4
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Toyota Motor Corp.	5.3%
Sony Group Corp.	3.5
Keyence Corp.	2.5
Mitsubishi UFJ Financial Group Inc.	2.0
Tokyo Electron Ltd.	2.0
Recruit Holdings Co. Ltd.	1.6
Nintendo Co. Ltd.	1.5
Shin-Etsu Chemical Co. Ltd.	1.5
SoftBank Group Corp.	1.5
KDDI Corp.	1.4

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Fund Summary as of February 28, 2022	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.35)%	26.07%	3.94%	0.22%	26.07%	21.29%	2.25%
Fund Market	(0.11)	26.54	4.06	0.28	26.54	21.99	2.80
Index	(0.11)	26.89	4.35	0.45	26.89	23.74	4.61

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 996.50	$ 2.43	$ 1,000.00	$ 1,022.40	$ 2.46	0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Consumer Staples	30.7%
Communication Services	20.9
Financials	15.9
Industrials	12.4
Materials	12.3
Real Estate	5.9
Consumer Discretionary	1.3
Health Care	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
America Movil SAB de CV, Series L	15.9%
Wal-Mart de Mexico SAB de CV	10.8
Grupo Financiero Banorte SAB de CV, Class O	9.4
Fomento Economico Mexicano SAB de CV	8.4
Grupo Mexico SAB de CV, Series B	4.5
Cemex SAB de CV	4.0
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3.2
Grupo Televisa SAB de CV	3.1
Grupo Bimbo SAB de CV, Series A	2.9
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(15.39)%	(16.56)%	5.99%	3.49%	(16.56)%	33.75%	40.87%
Fund Market	(14.68)	(15.92)	6.31	3.58	(15.92)	35.82	42.15
Index	(16.12)	(16.85)	6.26	3.94	(16.85)	35.46	47.12

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 846.10	$ 2.65	$ 1,000.00	$ 1,021.90	$ 2.91	0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	35.1%
Financials	11.2
Consumer Discretionary	11.1
Communication Services	10.5
Industrials	10.4
Materials	8.9
Health Care	5.5
Consumer Staples	4.3
Energy	2.3
Utilities	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	22.0%
SK Hynix Inc.	6.5
NAVER Corp.	3.8
Samsung SDI Co. Ltd.	3.0
Kakao Corp.	2.7
LG Chem Ltd.	2.6
Hyundai Motor Co.	2.5
KB Financial Group Inc.	2.4
POSCO	2.2
Kia Corp.	2.1

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,080,188	$4,002,610

Banks — 24.5%
Australia & New Zealand Banking Group Ltd.	3,305,259	62,574,641
Commonwealth Bank of Australia	2,000,701	135,734,468
National Australia Bank Ltd.	3,836,708	80,582,510
Westpac Banking Corp.	4,301,330	71,084,820

		349,976,439

Beverages — 0.5%
Treasury Wine Estates Ltd.	851,863	7,185,625

Biotechnology — 7.5%
CSL Ltd.	561,320	106,720,417

Capital Markets — 4.6%
ASX Ltd.	227,464	13,661,819
Macquarie Group Ltd.	397,351	52,292,682

		65,954,501

Chemicals — 0.4%
Orica Ltd.	476,314	5,078,333

Commercial Services & Supplies — 0.9%
Brambles Ltd.	1,685,372	12,139,263

Construction Materials — 1.2%
James Hardie Industries PLC	521,901	17,038,526

Diversified Consumer Services — 0.3%
IDP Education Ltd.	243,996	4,718,783

Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	4,865,652	13,982,096

Electric Utilities — 0.6%
Origin Energy Ltd.	2,075,579	8,619,173

Equity Real Estate Investment Trusts (REITs) — 6.0%
BGP Holdings PLC(a)(b)	18,888,372	212
Dexus	1,257,153	9,951,599
Goodman Group	1,971,399	31,896,538
GPT Group/The	2,245,966	8,013,776
Mirvac Group	4,608,306	8,594,094
Scentre Group	6,095,947	13,542,764
Stockland	2,814,924	8,517,660
Vicinity Centres	4,522,709	5,889,200

		86,405,843

Food & Staples Retailing — 4.5%
Coles Group Ltd.	1,564,828	19,796,775
Endeavour Group Ltd./Australia	1,580,952	8,256,860
Woolworths Group Ltd.	1,421,010	36,744,017

		64,797,652

Gas Utilities — 0.7%
APA Group	1,379,095	10,081,837

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	77,363	12,629,047

Health Care Providers & Services — 1.7%
Ramsay Health Care Ltd.	214,020	9,983,542
Sonic Healthcare Ltd.	534,280	13,633,541

		23,617,083

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
Aristocrat Leisure Ltd.	706,944	$19,391,471
Crown Resorts Ltd.(a)	435,316	3,934,294
Domino’s Pizza Enterprises Ltd.	70,801	4,088,204
Tabcorp Holdings Ltd.	2,616,653	9,462,930

		36,876,899

Insurance — 3.0%
Insurance Australia Group Ltd.	2,881,282	9,619,043
Medibank Pvt Ltd.	3,220,193	7,427,408
QBE Insurance Group Ltd.	1,732,495	14,457,700
Suncorp Group Ltd.	1,480,372	11,515,406

		43,019,557

Interactive Media & Services — 1.0%
REA Group Ltd.	61,770	5,953,952
SEEK Ltd.	396,184	7,734,629

		13,688,581

IT Services — 0.7%
Computershare Ltd.	635,091	10,034,652

Metals & Mining — 23.4%
BHP Group Ltd.	5,935,444	202,672,628
BlueScope Steel Ltd.	579,584	8,582,395
Evolution Mining Ltd.	2,142,151	6,623,933
Fortescue Metals Group Ltd.	1,985,504	26,451,553
Mineral Resources Ltd.	199,280	6,549,350
Newcrest Mining Ltd.	959,317	17,796,098
Northern Star Resources Ltd.	1,302,042	9,704,101
Rio Tinto Ltd.	435,242	37,533,968
South32 Ltd.	5,461,494	19,169,910

		335,083,936

Multiline Retail — 3.3%
Wesfarmers Ltd.	1,329,399	46,621,838

Oil, Gas & Consumable Fuels — 3.8%
Ampol Ltd.	278,535	6,016,454
Santos Ltd.	3,772,520	20,091,815
Washington H Soul Pattinson & Co. Ltd.	253,074	4,642,886
Woodside Petroleum Ltd.	1,136,869	23,756,320

		54,507,475

Real Estate Management & Development — 0.4%
Lendlease Corp. Ltd.	804,840	6,209,155

Road & Rail — 0.4%

Aurizon Holdings Ltd.	2,151,469	5,488,205

Software — 1.1%
WiseTech Global Ltd.	170,909	5,471,825
Xero Ltd.(a)	156,938	10,790,742

		16,262,567

Trading Companies & Distributors — 0.3%
Reece Ltd.	339,770	4,810,196

Transportation Infrastructure — 2.3%
Transurban Group	3,599,217	33,243,817

Total Common Stocks — 97.9%
(Cost: $1,545,455,782)		1,398,794,106

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	670,000	$670,000

Total Short-Term Investments — 0.0% (Cost: $670,000)		670,000

Total Investments in Securities — 97.9% (Cost: $1,546,125,782)		1,399,464,106

Other Assets, Less Liabilities — 2.1%		30,067,626

Net Assets — 100.0%		$1,429,531,732

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$5,510	(b)	$—		$(5,510)	$—	$—	—	$222,041	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	750,000	—		(80,000	)(b)	—	—	670,000	670,000	43		—

						$(5,510)	$—	$670,000		$222,084		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts ASX SPI 200 Index	245	03/17/22	$31,342	$34,310

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$34,310

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Australia ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(813,355)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(30,978)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,616,023

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,398,793,894	$212	$1,398,794,106
Money Market Funds	670,000	—	—	670,000

	$670,000	$1,398,793,894	$212	$1,399,464,106

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$34,310	$—	$34,310

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	680,470	$18,204,921

Airlines — 0.2%
Air Canada(a)(b)	377,043	7,124,402

Auto Components — 1.0%
Magna International Inc.	614,319	45,641,357

Banks — 27.2%
Bank of Montreal	1,391,000	158,831,897
Bank of Nova Scotia (The)	2,612,610	189,324,046
Canadian Imperial Bank of Commerce	967,683	122,481,565
National Bank of Canada	726,309	58,236,516
Royal Bank of Canada	3,063,336	338,864,174
Toronto-Dominion Bank (The)	3,917,517	316,121,214

		1,183,859,412

Capital Markets — 4.5%
Brookfield Asset Management Inc., Class A	3,031,875	165,694,660
IGM Financial Inc.	180,026	6,395,717
Onex Corp.	160,376	10,770,181
TMX Group Ltd.	120,450	12,167,588

		195,028,146

Chemicals — 2.4%
Nutrien Ltd.	1,227,221	105,545,847

Commercial Services & Supplies — 0.5%
GFL Environmental Inc.	345,827	10,111,518
Ritchie Bros Auctioneers Inc.	237,694	12,457,603

		22,569,121

Construction & Engineering — 0.7%
WSP Global Inc.	253,032	31,044,581

Containers & Packaging — 0.3%
CCL Industries Inc., Class B, NVS	325,773	14,686,130

Diversified Telecommunication Services — 0.8%
BCE Inc.	156,335	8,210,825
TELUS Corp.	974,744	24,616,612

		32,827,437

Electric Utilities — 2.1%
Emera Inc.	554,451	25,939,995
Fortis Inc.	1,016,739	46,589,508
Hydro One Ltd.(c)	707,446	17,469,870

		89,999,373

Electrical Equipment — 0.1%
Ballard Power Systems Inc.(a)(b)	529,294	6,055,040

Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	187,112	7,788,583
RioCan REIT	334,319	6,625,715

		14,414,298

Food & Staples Retailing — 3.6%
Alimentation Couche-Tard Inc.	1,829,444	71,806,579
Empire Co. Ltd., Class A, NVS	364,381	11,286,468
George Weston Ltd.	161,108	17,469,573
Loblaw Companies Ltd.	360,412	28,113,558
Metro Inc.	525,830	27,446,874

		156,123,052

Security	Shares	Value
Food Products — 0.3%
Saputo Inc.	534,588	$13,100,042

Gas Utilities — 0.3%
AltaGas Ltd.	602,398	13,269,390

Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	609,255	34,103,860

Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	277,700	10,406,903
Northland Power Inc.	486,931	15,481,909

		25,888,812

Insurance — 6.9%
Fairfax Financial Holdings Ltd.	53,738	26,050,741
Great-West Lifeco Inc.	600,184	18,055,239
iA Financial Corp. Inc.	231,419	13,750,032
Intact Financial Corp.	378,588	54,298,629
Manulife Financial Corp.	4,176,248	84,612,267
Power Corp. of Canada	1,203,760	37,124,243
Sun Life Financial Inc.	1,259,619	66,245,525

		300,136,676

IT Services — 5.0%
CGI Inc.(a)	470,254	38,555,263
Nuvei Corp.(a)(c)	143,596	7,795,535
Shopify Inc., Class A(a)	244,130	169,479,187

		215,829,985

Media — 0.8%
Quebecor Inc., Class B	359,525	7,862,748
Shaw Communications Inc., Class B, NVS	973,329	29,188,351

		37,051,099

Metals & Mining — 8.4%
Agnico Eagle Mines Ltd.	995,392	50,283,984
Barrick Gold Corp.	3,825,671	86,473,747
First Quantum Minerals Ltd.	1,262,957	37,036,775
Franco-Nevada Corp.	411,057	60,534,832
Ivanhoe Mines Ltd., Class A(a)(b)	1,299,605	13,226,749
Kinross Gold Corp.	2,695,351	13,439,541
Lundin Mining Corp.	1,422,628	13,726,817
Pan American Silver Corp.	452,235	10,696,651
Teck Resources Ltd., Class B	1,016,775	36,611,922
Wheaton Precious Metals Corp.	968,629	42,443,909

		364,474,927

Multi-Utilities — 0.7%
Algonquin Power & Utilities Corp.	1,444,730	20,904,417
Canadian Utilities Ltd., Class A, NVS	274,741	7,651,564

		28,555,981

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	123,378	18,189,859
Dollarama Inc.	622,477	32,167,451

		50,357,310

Oil, Gas & Consumable Fuels — 16.4%
Cameco Corp.	855,730	21,043,869
Canadian Natural Resources Ltd.	2,530,396	141,362,794
Cenovus Energy Inc.	2,819,918	44,340,012
Enbridge Inc.	4,356,057	188,195,409
Imperial Oil Ltd.	523,706	23,505,826
Keyera Corp.	475,286	11,133,129
Parkland Corp.	332,814	8,709,618
Pembina Pipeline Corp.	1,182,571	40,212,079

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy Inc.	3,133,897	$95,834,199
TC Energy Corp.	2,109,198	113,322,591
Tourmaline Oil Corp.	671,174	26,476,292

		714,135,818

Paper & Forest Products — 0.5%
West Fraser Timber Co. Ltd.	202,839	20,247,093

Pharmaceuticals — 0.4%
Bausch Health Cos Inc.(a)	656,741	15,798,054
Canopy Growth Corp.(a)(b)	510,997	3,644,507

		19,442,561

Professional Services — 0.8%
Thomson Reuters Corp.	366,449	37,052,547

Real Estate Management & Development — 0.3%
FirstService Corp.	84,998	12,100,228

Road & Rail — 8.0%
Canadian National Railway Co.	1,519,456	188,496,459
Canadian Pacific Railway Ltd.	1,998,137	140,697,221
TFI International Inc.	179,392	18,699,227

		347,892,907

Software — 2.6%
BlackBerry Ltd.(a)	1,161,350	7,971,397
Constellation Software Inc.	43,283	72,946,283
Lightspeed Commerce Inc.(a)	238,427	6,263,999
Open Text Corp.	584,340	25,429,739

		112,611,418

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	417,055	16,372,905

Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	177,991	15,087,458

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	761,997	$39,371,348

Total Common Stocks — 99.7% (Cost: $4,113,837,431)		4,340,205,482

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	11,935,826	11,938,213
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	1,780,000	1,780,000

		13,718,213

Total Short-Term Investments — 0.3% (Cost: $13,718,908)		13,718,213

Total Investments in Securities — 100.0% (Cost: $4,127,556,339)		4,353,923,695

Other Assets, Less Liabilities — (0.0)%		(280,763)

Net Assets — 100.0%		$4,353,642,932

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,373,472	$2,569,237	(a)	$—	$(3,801)	$(695)	$11,938,213	11,935,826	$19,791	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,600,000	180,000	(a)	—	—	—	1,780,000	1,780,000	102		—

					$(3,801)	$(695)	$13,718,213		$19,893		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	62	03/17/22	$12,477	$168,203

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$168,203

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$774,679

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(95,364)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,919,732

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,340,205,482	$—	$—	$4,340,205,482
Money Market Funds	13,718,213	—	—	13,718,213

	$4,353,923,695	$—	$—	$4,353,923,695

Derivative financial instruments(a)
Assets
Futures Contracts	$168,203	$—	$—	$168,203

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	942,300	$19,972,215
Yamato Holdings Co. Ltd.	855,900	16,808,846

		36,781,061
Airlines — 0.2%
ANA Holdings Inc.(a)	471,100	10,372,767
Japan Airlines Co. Ltd.(a)	423,100	8,389,508

		18,762,275
Auto Components — 2.1%
Aisin Corp.	431,500	15,717,069
Bridgestone Corp.	1,675,500	68,998,639
Denso Corp.	1,272,100	89,454,242
Koito Manufacturing Co. Ltd.	304,800	15,765,132
Stanley Electric Co. Ltd.	383,900	9,122,527
Sumitomo Electric Industries Ltd.	2,212,900	29,376,506

		228,434,115
Automobiles — 8.1%
Honda Motor Co. Ltd.	4,784,900	145,369,528
Isuzu Motors Ltd.	1,709,500	23,120,309
Mazda Motor Corp.(a)	1,663,600	12,304,579
Nissan Motor Co. Ltd.(a)	6,810,000	32,478,181
Subaru Corp.	1,806,800	29,632,950
Suzuki Motor Corp.	1,081,600	43,067,080
Toyota Motor Corp.	31,126,000	569,486,821
Yamaha Motor Co. Ltd.	873,300	19,631,452

		875,090,900
Banks — 5.1%
Chiba Bank Ltd/The	1,553,100	9,762,690
Concordia Financial Group Ltd.	3,176,100	12,921,271
Japan Post Bank Co. Ltd.	1,184,600	10,394,067
Mitsubishi UFJ Financial Group Inc.	35,076,380	215,333,315
Mizuho Financial Group Inc.	7,084,158	93,362,986
Resona Holdings Inc.	6,039,200	27,009,078
Shizuoka Bank Ltd/The	1,300,700	9,616,283
Sumitomo Mitsui Financial Group Inc.	3,833,400	135,940,992
Sumitomo Mitsui Trust Holdings Inc.	990,332	35,188,484

		549,529,166
Beverages — 1.1%
Asahi Group Holdings Ltd.	1,338,900	54,010,369
Ito En Ltd.	159,700	9,184,629
Kirin Holdings Co. Ltd.	2,415,700	40,162,113
Suntory Beverage & Food Ltd.	405,100	16,142,866

		119,499,977
Building Products — 1.8%
AGC Inc.	567,800	25,189,050
Daikin Industries Ltd.	731,700	135,221,475
Lixil Corp.	779,400	17,370,769
TOTO Ltd.	413,700	17,415,437

		195,196,731
Capital Markets — 1.0%
Daiwa Securities Group Inc.	4,240,500	25,071,938
Japan Exchange Group Inc.	1,497,700	28,046,024
Nomura Holdings Inc.	9,011,400	41,119,721
SBI Holdings Inc/Japan	720,810	18,908,213

		113,145,896
Chemicals — 3.8%
Asahi Kasei Corp.	3,681,200	34,547,424

Security	Shares	Value
Chemicals (continued)
JSR Corp.	599,500	$18,858,962
Kansai Paint Co. Ltd.	516,300	10,362,513
Mitsubishi Chemical Holdings Corp.	3,754,200	26,669,209
Mitsubishi Gas Chemical Co. Inc.	465,500	8,258,918
Mitsui Chemicals Inc.	539,200	13,784,405
Nippon Paint Holdings Co. Ltd.	2,433,600	21,780,947
Nippon Sanso Holdings Corp.	445,700	8,710,719
Nissan Chemical Corp.	357,900	20,343,163
Nitto Denko Corp.	415,800	30,344,424
Shin-Etsu Chemical Co. Ltd.	1,039,600	162,373,155
Sumitomo Chemical Co. Ltd.	4,362,900	20,829,482
Toray Industries Inc.	4,065,900	23,186,571
Tosoh Corp.	763,900	11,854,261

		411,904,153
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	650,500	16,981,100
Secom Co. Ltd.	616,700	45,294,379
Sohgo Security Services Co. Ltd.	207,800	7,502,444
TOPPAN INC.	768,200	15,136,849

		84,914,772
Construction & Engineering — 0.6%
Kajima Corp.	1,317,200	17,727,517
Obayashi Corp.	1,901,300	15,919,570
Shimizu Corp.	1,614,900	10,689,283
Taisei Corp.	560,200	18,627,458

		62,963,828
Diversified Financial Services — 0.8%
Mitsubishi HC Capital Inc.	1,932,200	10,048,299
ORIX Corp.	3,587,800	71,121,420
Tokyo Century Corp.	108,300	4,748,033

		85,917,752

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	3,505,600	100,754,057

Electric Utilities — 0.5%
Chubu Electric Power Co. Inc.	1,889,600	18,874,575
Kansai Electric Power Co Inc/The	2,064,700	20,817,878
Tokyo Electric Power Co. Holdings Inc.(a)	4,446,300	13,956,899

		53,649,352
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	374,600	19,273,781
Mitsubishi Electric Corp.	5,359,800	64,829,559
Nidec Corp.	1,313,100	114,152,519

		198,255,859
Electronic Equipment, Instruments & Components — 5.8%
Azbil Corp.	363,800	13,809,441
Hamamatsu Photonics KK	409,600	20,755,016
Hirose Electric Co. Ltd.	94,058	14,142,813
Ibiden Co. Ltd.	308,500	15,066,676
Keyence Corp.	571,104	270,132,553
Kyocera Corp.	942,400	54,237,936
Murata Manufacturing Co. Ltd.	1,686,300	114,609,669
Omron Corp.	543,900	37,011,587
Shimadzu Corp.	696,500	25,085,782
TDK Corp.	1,142,200	46,228,487
Yokogawa Electric Corp.	669,100	10,795,472

		621,875,432

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.4%
Capcom Co. Ltd.	514,700	$12,492,195
Koei Tecmo Holdings Co. Ltd.	171,760	5,964,462
Konami Holdings Corp.	276,600	15,735,982
Nexon Co. Ltd.	1,447,600	31,626,195
Nintendo Co. Ltd.	323,800	163,989,090
Square Enix Holdings Co. Ltd.	253,300	12,353,086
Toho Co. Ltd./Tokyo.	328,700	13,708,564

		255,869,574
Equity Real Estate Investment Trusts (REITs) — 1.3%
Daiwa House REIT Investment Corp.	6,427	17,430,178
GLP J-Reit	12,532	18,710,386
Japan Metropolitan Fund Invest	20,487	16,581,006
Japan Real Estate Investment Corp.	3,676	19,636,278
Nippon Building Fund Inc.	4,358	24,972,737
Nippon Prologis REIT Inc.	6,089	17,901,966
Nomura Real Estate Master Fund Inc.	12,463	16,435,713
Orix JREIT Inc.	7,700	10,772,446

		142,440,710
Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	1,920,200	43,499,604
Cosmos Pharmaceutical Corp.	57,200	7,930,674
Kobe Bussan Co. Ltd.	400,500	13,260,476
Lawson Inc.	148,800	6,204,324
Seven & i Holdings Co. Ltd.	2,211,880	107,625,047
Tsuruha Holdings Inc.	116,300	9,349,912
Welcia Holdings Co. Ltd.	279,700	7,458,814

		195,328,851
Food Products — 1.4%
Ajinomoto Co. Inc.	1,371,500	39,966,889
Kikkoman Corp.	425,500	31,720,111
MEIJI Holdings Co. Ltd.	359,756	21,591,827
Nisshin Seifun Group Inc.	580,575	8,240,703
Nissin Foods Holdings Co. Ltd.	184,500	14,741,028
Toyo Suisan Kaisha Ltd.	262,400	11,030,475
Yakult Honsha Co. Ltd.	378,900	20,562,456

		147,853,489
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,099,500	20,122,250
Tokyo Gas Co. Ltd.	1,097,600	22,356,269

		42,478,519
Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	633,300	13,675,047
Hoya Corp.	1,084,500	141,276,354
Olympus Corp.	3,243,800	65,883,091
Sysmex Corp.	494,300	39,568,958
Terumo Corp.	1,894,200	61,520,536

		321,923,986
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	539,800	9,879,412

Health Care Technology — 0.5%
M3 Inc.	1,298,600	48,857,869

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Holdings Co. Japan Ltd.	234,700	10,091,691
Oriental Land Co. Ltd./Japan	587,300	108,571,071

		118,662,762

Household Durables — 4.9%
Iida Group Holdings Co. Ltd.	432,180	8,020,887

Security	Shares	Value

Household Durables (continued)
Open House Group Co. Ltd.	241,500	$10,980,803
Panasonic Corp.	6,485,215	67,727,092
Rinnai Corp.	102,700	8,448,792
Sekisui Chemical Co. Ltd.	1,106,300	18,116,712
Sekisui House Ltd.	1,809,500	36,892,248
Sharp Corp./Japan	624,300	5,903,427
Sony Group Corp.	3,701,800	378,221,019

		534,310,980
Household Products — 0.5%
Lion Corp.	658,500	8,631,065
Unicharm Corp.	1,184,800	44,660,036

		53,291,101
Industrial Conglomerates — 1.7%
Hitachi Ltd.	2,844,100	140,648,419
Toshiba Corp.	1,142,700	45,559,226

		186,207,645
Insurance — 3.2%
Dai-ichi Life Holdings Inc.	2,952,500	61,317,929
Japan Post Holdings Co. Ltd.	7,191,000	59,438,663
Japan Post Insurance Co. Ltd.	589,000	10,059,406
MS&AD Insurance Group Holdings Inc.	1,307,240	44,232,686
Sompo Holdings Inc.	918,550	39,881,654
T&D Holdings Inc.	1,555,500	22,591,262
Tokio Marine Holdings Inc.	1,842,600	104,845,881

		342,367,481
Interactive Media & Services — 0.4%
Kakaku.com Inc.	397,700	8,749,747
Z Holdings Corp.	7,863,600	38,491,117

		47,240,864
Internet & Direct Marketing Retail — 0.4%
Mercari Inc.(a)	300,300	9,405,407
Rakuten Group Inc.	2,546,600	21,647,697
ZOZO Inc.	367,600	10,467,563

		41,520,667
IT Services — 2.5%
Fujitsu Ltd.	577,200	83,857,911
GMO Payment Gateway Inc.	124,248	12,018,235
Itochu Techno-Solutions Corp.	284,700	7,380,400
NEC Corp.	727,700	31,484,393
Nomura Research Institute Ltd.	984,512	34,559,107
NTT Data Corp.	1,854,200	35,218,890
Obic Co. Ltd.	203,500	32,729,718
Otsuka Corp.	333,900	12,969,853
SCSK Corp.	457,500	7,832,604
TIS Inc.	626,000	14,816,555

		272,867,666
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	587,898	43,099,506
Shimano Inc.	216,800	50,485,730
Yamaha Corp.	396,900	18,622,016

		112,207,252
Machinery — 5.2%
Daifuku Co. Ltd.	295,000	21,336,412
FANUC Corp.	563,100	103,442,651
Hino Motors Ltd.	845,400	7,944,039
Hitachi Construction Machinery Co. Ltd.	314,500	7,696,331
Hoshizaki Corp.	162,200	11,308,820
Komatsu Ltd.	2,574,000	59,212,091

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kubota Corp.	3,017,400	$54,137,192
Kurita Water Industries Ltd.	288,400	11,918,072
Makita Corp.	656,600	23,402,008
MINEBEA MITSUMI Inc.	1,068,800	23,461,104
MISUMI Group Inc.	837,300	26,841,882
Mitsubishi Heavy Industries Ltd.	943,200	27,817,397
Miura Co. Ltd.	258,700	7,090,357
NGK Insulators Ltd.	752,200	11,681,581
SMC Corp.	168,600	100,716,427
Toyota Industries Corp.	429,300	32,653,019
Yaskawa Electric Corp.	706,300	28,277,993

		558,937,376
Marine — 0.7%
Mitsui OSK Lines Ltd.	339,600	27,589,823
Nippon Yusen KK	475,700	44,568,800

		72,158,623
Media — 0.5%
CyberAgent Inc.	1,185,800	15,516,969
Dentsu Group Inc.	632,700	25,244,841
Hakuhodo DY Holdings Inc.	685,900	9,114,538

		49,876,348
Metals & Mining — 1.1%
Hitachi Metals Ltd.(a)	626,900	11,174,808
JFE Holdings Inc.	1,441,850	21,465,623
Nippon Steel Corp.	2,512,870	46,008,051
Sumitomo Metal Mining Co. Ltd.	728,600	36,344,366

		114,992,848
Multiline Retail — 0.3%
Pan Pacific International Holdings Corp.	1,208,700	19,784,055
Ryohin Keikaku Co. Ltd.	737,300	10,858,712

		30,642,767
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings Inc.	9,000,295	35,639,273
Idemitsu Kosan Co. Ltd.	614,929	16,484,120
Inpex Corp.	3,002,500	30,948,316

		83,071,709
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,376,500	12,141,869

Personal Products — 1.5%
Kao Corp.	1,394,400	65,183,838
Kobayashi Pharmaceutical Co. Ltd.	159,100	13,626,789
Kose Corp.	97,400	11,165,862
Pola Orbis Holdings Inc.	274,200	4,319,416
Shiseido Co. Ltd.	1,174,300	67,388,488

		161,684,393

Pharmaceuticals — 5.8%
Astellas Pharma Inc.	5,469,350	91,251,820
Chugai Pharmaceutical Co. Ltd.	1,971,500	65,401,795
Daiichi Sankyo Co. Ltd.	5,143,207	125,470,635
Eisai Co. Ltd.	697,700	34,616,227
Kyowa Kirin Co. Ltd.	792,900	20,291,039
Nippon Shinyaku Co. Ltd.	146,200	9,522,021
Ono Pharmaceutical Co. Ltd.	1,086,700	26,754,545
Otsuka Holdings Co. Ltd.	1,147,600	39,562,578
Santen Pharmaceutical Co. Ltd.	1,056,800	12,044,462
Shionogi & Co. Ltd.	776,900	51,657,908
Sumitomo Dainippon Pharma Co. Ltd.	526,500	5,778,169

Security	Shares	Value

Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	112,800	$5,599,417
Takeda Pharmaceutical Co. Ltd.	4,643,500	141,581,683

		629,532,299
Professional Services — 1.8%
Benefit One Inc.	234,900	5,440,739
Nihon M&A Center Holdings Inc.	888,600	13,143,335
Persol Holdings Co. Ltd.	518,200	11,608,544
Recruit Holdings Co. Ltd.	3,985,600	168,232,931

		198,425,549
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	190,200	21,043,695
Daiwa House Industry Co. Ltd.	1,661,000	47,106,409
Hulic Co. Ltd.	1,113,900	10,147,677
Mitsubishi Estate Co. Ltd.	3,473,200	53,029,759
Mitsui Fudosan Co. Ltd.	2,692,200	59,917,747
Nomura Real Estate Holdings Inc.	346,800	8,634,842
Sumitomo Realty & Development Co. Ltd.	908,900	26,738,326

		226,618,455
Road & Rail — 2.4%
Central Japan Railway Co.	421,800	56,992,018
East Japan Railway Co.	886,900	52,689,614
Hankyu Hanshin Holdings Inc.	673,100	20,137,168
Keio Corp.	299,000	12,234,196
Keisei Electric Railway Co. Ltd.	381,700	10,689,785
Kintetsu Group Holdings Co. Ltd.(a)	506,800	15,225,446
Nippon Express Holdings Inc.	225,500	13,669,760
Odakyu Electric Railway Co. Ltd.	863,400	14,244,791
Tobu Railway Co. Ltd.	555,100	13,644,682
Tokyu Corp.	1,467,800	19,575,132
West Japan Railway Co.	631,400	27,241,051

		256,343,643
Semiconductors & Semiconductor Equipment — 3.8%
Advantest Corp.	587,200	47,190,247
Disco Corp.	83,200	23,556,743
Lasertec Corp.	221,200	41,004,416
Renesas Electronics Corp.(a)	3,687,700	43,443,665
Rohm Co. Ltd.	258,900	20,648,206
SUMCO Corp.	974,500	16,263,477
Tokyo Electron Ltd.	437,752	214,838,813

		406,945,567
Software — 0.3%
Oracle Corp. Japan	113,200	8,085,383
Trend Micro Inc/Japan	395,600	22,100,817

		30,186,200
Specialty Retail — 1.3%
Fast Retailing Co. Ltd.	170,700	92,077,186
Hikari Tsushin Inc.	58,100	7,219,680
Nitori Holdings Co. Ltd.	235,800	35,482,743
USS Co. Ltd.	645,600	10,724,756

		145,504,365
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	693,800	12,627,773
Canon Inc.	2,937,250	69,122,138
FUJIFILM Holdings Corp.	1,057,600	67,225,412
Ricoh Co. Ltd.	1,964,200	16,756,200
Seiko Epson Corp.	819,400	12,602,726

		178,334,249

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.6%
Japan Tobacco Inc.	3,524,800	$64,825,157

Trading Companies & Distributors — 4.6%
ITOCHU Corp.	3,489,600	113,721,177
Marubeni Corp.	4,593,200	48,213,152
Mitsubishi Corp.	3,707,100	124,646,324
Mitsui & Co. Ltd.	4,579,500	114,179,318
MonotaRO Co. Ltd.	733,800	13,812,315
Sumitomo Corp.	3,308,200	53,975,300
Toyota Tsusho Corp.	627,200	26,038,207

		494,585,793
Wireless Telecommunication Services — 3.9%
KDDI Corp.	4,734,500	154,066,503
SoftBank Corp.	8,438,200	106,611,451
SoftBank Group Corp.	3,539,900	158,856,522

		419,534,476

Total Common Stocks — 99.7% (Cost: $11,587,171,817)		10,764,325,840

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	5,820,000	$5,820,000

Total Short-Term Investments — 0.1% (Cost: $5,820,000)		5,820,000

Total Investments in Securities — 99.8% (Cost: $11,592,991,817)		10,770,145,840

Other Assets, Less Liabilities — 0.2%		22,796,364

Net Assets — 100.0%		$10,792,942,204

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$11,457,264	$—		$(11,455,059	)(b)	$(2,293)	$88	$—	—	$10,985	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,320,000	500,000	(b)	—		—	—	5,820,000	5,820,000	278		—

						$(2,293)	$88	$5,820,000		$11,263		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	174	03/10/22	$28,666	$(713,327)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$713,327

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,383,097)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(841,547)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$52,948,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$10,764,325,840	$—	$10,764,325,840
Money Market Funds	5,820,000	—	—	5,820,000

	$5,820,000	$10,764,325,840	$—	$10,770,145,840

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(713,327)	$—	$(713,327)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.1%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	4,327,405	$8,240,261

Auto Components — 0.4%
Nemak SAB de CV(a)(c)	13,733,089	2,863,156

Banks — 13.8%
Banco del Bajio SA(c)	3,569,360	8,670,263
Grupo Financiero Banorte SAB de CV, Class O	10,094,161	68,280,116
Grupo Financiero Inbursa SAB de CV, Class O(a)	10,103,466	16,466,662
Regional SAB de CV	1,182,300	6,995,318

		100,412,359
Beverages — 12.2%
Arca Continental SAB de CV	2,059,529	13,587,401
Becle SAB de CV	2,836,630	7,113,389
Coca-Cola Femsa SAB de CV	1,385,278	7,607,835
Fomento Economico Mexicano SAB de CV	7,497,110	60,409,553

		88,718,178
Building Products — 0.4%
Grupo Rotoplas SAB de CV, NVS	1,990,671	2,556,254

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,621,487	5,020,005

Chemicals — 1.7%
Orbia Advance Corp. SAB de CV	4,911,242	12,546,076

Construction Materials — 4.8%
Cemex SAB de CV, NVS(a)	56,596,129	29,070,420
GCC SAB de CV	902,400	5,960,044

		35,030,464
Consumer Finance — 0.6%
Gentera SAB de CV(a)	6,224,177	4,613,203

Diversified Telecommunication Services — 1.3%
Axtel SAB de CV, CPO(a)	10,794,257	1,644,357
Telesites SAB de CV	6,734,746	7,467,706

		9,112,063

Equity Real Estate Investment Trusts (REITs) — 5.0%
Concentradora Fibra Danhos SA de CV	2,487,454	2,838,328
Fibra Uno Administracion SA de CV	14,395,700	16,222,487
Macquarie Mexico Real Estate Management SA de CV(c)	4,419,600	5,325,703
PLA Administradora Industrial S. de RL de CV	4,329,104	5,702,809
Prologis Property Mexico SA de CV	2,530,902	6,088,450

		36,177,777
Food & Staples Retailing — 11.9%
Grupo Comercial Chedraui SA de CV	1,481,700	3,343,067
La Comer SAB de CV(b)	2,748,771	4,980,562
Wal-Mart de Mexico SAB de CV(b)	20,508,533	78,004,723

		86,328,352
Food Products — 5.1%
Gruma SAB de CV, Class B	981,070	13,305,591
Grupo Bimbo SAB de CV, Series A(b)	6,912,404	21,286,330
Grupo Herdez SAB de CV	1,580,824	2,232,187

		36,824,108
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV(a)	2,920,866	6,326,332

Security	Shares	Value

Household Products — 1.4%
Kimberly-Clark de Mexico SAB de CV, Class A	7,228,854	$10,143,902

Industrial Conglomerates — 1.8%
Alfa SAB de CV, Class A	8,194,100	6,137,273
Grupo Carso SAB de CV, Series A1	2,344,120	7,138,459

		13,275,732
Insurance — 0.7%
Qualitas Controladora SAB de CV	941,320	5,168,734

Media — 3.8%
Grupo Televisa SAB de CV, CPO	10,483,747	22,471,388
Megacable Holdings SAB de CV, CPO	1,712,000	5,042,129

		27,513,517
Metals & Mining — 5.7%
Grupo Mexico SAB de CV, Series B	6,363,686	32,646,476
Industrias Penoles SAB de CV	694,893	8,672,846

		41,319,322
Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B	4,833,213	4,408,204

Real Estate Management & Development — 0.9%
Corp Inmobiliaria Vesta SAB de CV	3,544,049	6,383,476

Road & Rail — 0.5%
Grupo Traxion SAB de CV(a)(c)	1,958,700	3,304,188

Transportation Infrastructure — 8.6%
Grupo Aeroportuario del Centro Norte SAB de CV	1,400,705	10,116,317
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,602,649	23,311,614
Grupo Aeroportuario del Sureste SAB de CV, Class B	926,190	20,029,237
Promotora y Operadora de Infraestructura SAB de CV	1,140,935	8,922,033

		62,379,201
Wireless Telecommunication Services — 15.9%
America Movil SAB de CV, Series L, NVS	127,411,418	115,149,912

Total Common Stocks — 99.8% (Cost: $923,505,816)		723,814,776

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	6,024,425	6,025,630
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	260,000	260,000

		6,285,630

Total Short-Term Investments — 0.9% (Cost: $6,284,980)		6,285,630

Total Investments in Securities — 100.7% (Cost: $929,790,796)		730,100,406

Other Assets, Less Liabilities — (0.7)%		(5,117,092)

Net Assets — 100.0%		$724,983,314

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Mexico ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,378,609	$647,657	(a)	$—	$(253)	$(383)	$6,025,630	6,024,425	$10,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	80,000	(a)	—	—	—	260,000	260,000	22		—

					$(253)	$(383)	$6,285,630		$10,283		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mexican BOLSA Index	60	03/18/22	$1,568	$(16,006)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$16,006

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$12,613

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(32,150)

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Mexico ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,297,849

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$723,814,776	$—	$—	$723,814,776
Money Market Funds	6,285,630	—	—	6,285,630

	$730,100,406	$—	$—	$730,100,406

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,006)	$—	$—	$(16,006)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)	574,430	$17,871,599

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	139,654	20,601,106

Airlines — 0.8%
Korean Air Lines Co. Ltd.(a)	1,444,371	35,584,866

Auto Components — 2.3%
Hankook Tire & Technology Co. Ltd.	595,426	17,543,168
Hanon Systems	1,504,231	14,567,302
Hyundai Mobis Co. Ltd.	393,314	73,850,986

		105,961,456
Automobiles — 4.5%
Hyundai Motor Co.	783,298	115,259,726
Kia Corp.	1,534,962	95,160,452

		210,420,178
Banks — 7.3%
Hana Financial Group Inc.	1,753,956	71,259,433
Industrial Bank of Korea	1,930,844	17,345,838
KakaoBank Corp.(a)(b)	427,670	17,266,584
KB Financial Group Inc.	2,265,414	111,762,930
Shinhan Financial Group Co. Ltd.	2,597,314	84,505,546
Woori Financial Group Inc.	3,425,324	40,972,341

		343,112,672
Biotechnology — 2.3%
Alteogen Inc.(a)	156,613	7,053,913
Celltrion Inc.	557,370	74,397,683
Green Cross Corp.	24,977	3,800,453
Seegene Inc.(b)	206,962	8,870,396
SK Bioscience Co. Ltd.(a)(b)	102,957	12,607,981

		106,730,426
Capital Markets — 1.9%
Korea Investment Holdings Co. Ltd.(a)	302,994	20,129,463
Meritz Securities Co. Ltd.	3,540,918	17,339,747
Mirae Asset Securities Co. Ltd.	2,908,327	21,461,676
NH Investment & Securities Co. Ltd.(a)	1,331,382	12,883,688
Samsung Securities Co. Ltd.	491,146	17,407,114

		89,221,688
Chemicals — 4.7%
Hanwha Solutions Corp.(a)	995,817	28,310,575
Kumho Petrochemical Co. Ltd.(a)(b)	182,231	24,584,901
LG Chem Ltd.	253,104	120,109,005
Lotte Chemical Corp.	117,874	21,724,148
SK Chemicals Co. Ltd.	64,560	6,781,908
SK IE Technology Co. Ltd.(a)(b)(c)	72,986	7,580,129
SKC Co. Ltd.	90,445	10,518,210

		219,608,876
Commercial Services & Supplies — 0.2%
S-1 Corp.	156,011	9,081,919

Construction & Engineering — 1.3%
GS Engineering & Construction Corp.(b)	515,350	18,521,205
Hyundai Engineering & Construction Co. Ltd.	559,038	20,366,992
Samsung Engineering Co. Ltd.(a)	1,187,293	23,193,842

		62,082,039
Construction Materials — 0.5%
POSCO Chemical Co. Ltd.(b)	268,623	25,731,194

Security	Shares	Value

Diversified Financial Services — 0.1%
Meritz Financial Group Inc.	122,329	$3,749,178

Diversified Telecommunication Services — 0.4%
LG Uplus Corp.	1,522,992	16,729,075

Electric Utilities — 0.7%
Korea Electric Power Corp.(a)	1,573,368	30,490,783

Electrical Equipment — 1.7%
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,757,221	30,810,446
Ecopro BM Co. Ltd.(b)	48,897	15,473,544
LG Energy Solution(a)	100,473	34,428,308

		80,712,298
Electronic Equipment, Instruments & Components — 5.7%
Iljin Materials Co. Ltd.(b)	95,433	7,305,078
L&F Co. Ltd.(a)	100,885	16,599,164
LG Display Co. Ltd.(b)	1,593,126	25,054,135
LG Innotek Co. Ltd.(b)	116,243	32,089,185
Samsung Electro-Mechanics Co. Ltd.	345,117	48,250,191
Samsung SDI Co. Ltd.	299,321	137,939,101

		267,236,854
Entertainment — 3.0%
CJ ENM Co. Ltd.	94,860	10,351,450
HYBE Co. Ltd.(a)	74,496	18,101,427
Kakao Games Corp.(a)(b)	120,759	7,502,950
Krafton Inc.(a)(b)	102,736	25,487,220
NCSoft Corp.	103,605	38,379,941
Netmarble Corp.(b)(c)	196,296	16,867,316
Pearl Abyss Corp.(a)(b)	275,190	22,071,083

		138,761,387
Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	75,277	10,664,221
E-MART Inc.	162,604	17,732,675

		28,396,896
Food Products — 0.7%
CJ CheilJedang Corp.	65,064	20,609,374
Orion Corp./Republic of Korea	178,352	13,648,251

		34,257,625
Health Care Equipment & Supplies — 0.1%
SD Biosensor Inc.	149,959	6,809,799

Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.	402,610	21,413,852

Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.(a)	839,011	18,661,277

Household Durables — 1.9%
Coway Co. Ltd.	348,444	20,927,124
LG Electronics Inc.	643,446	67,173,415

		88,100,539
Industrial Conglomerates — 3.1%
CJ Corp.	137,892	9,713,870
LG Corp.	524,852	32,987,060
Samsung C&T Corp.	506,978	46,822,272
SK Inc.	279,638	53,413,636

		142,936,838
Insurance — 1.6%
DB Insurance Co. Ltd.	395,004	20,302,946
Meritz Fire & Marine Insurance Co. Ltd.	114,154	3,902,133

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Fire & Marine Insurance Co. Ltd.	190,020	$30,217,087
Samsung Life Insurance Co. Ltd.	453,961	22,697,839

		77,120,005

Interactive Media & Services — 6.4%
Kakao Corp.	1,549,950	122,751,034
NAVER Corp.	661,909	176,370,424

		299,121,458

IT Services — 0.5%
Samsung SDS Co. Ltd.	212,209	24,912,932

Leisure Products — 0.4%
HLB Inc.(a)(b)	716,513	18,773,582

Life Sciences Tools & Services — 1.4%
Samsung Biologics Co. Ltd.(a)(c)	101,399	65,965,419

Machinery — 1.2%
Doosan Bobcat Inc.	455,042	14,604,511
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	254,712	18,883,322
Samsung Heavy Industries Co. Ltd.(a)	4,239,874	20,668,420

		54,156,253

Marine — 1.0%
HMM Co. Ltd.(a)	1,225,225	29,678,961
Pan Ocean Co. Ltd.	2,860,259	15,784,041

		45,463,002

Media — 0.3%
Cheil Worldwide Inc.	626,347	11,776,528

Metals & Mining — 3.2%
Hyundai Steel Co.	621,276	20,720,097
Korea Zinc Co. Ltd.	57,865	26,539,237
POSCO	432,527	102,908,442

		150,167,776

Multiline Retail — 0.2%
Lotte Shopping Co. Ltd.	110,280	7,879,813

Oil, Gas & Consumable Fuels — 2.3%
GS Holdings Corp.	394,357	13,186,923
Hyundai Heavy Industries Holdings Co. Ltd.	354,888	15,281,257
SK Innovation Co. Ltd.(a)	331,760	56,006,412
S-Oil Corp.	310,913	22,143,028

		106,617,620

Personal Products — 1.8%
Amorepacific Corp.(b)	200,485	30,947,015
AMOREPACIFIC Group	232,659	9,505,609
LG Household & Health Care Ltd.	54,425	43,183,156

		83,635,780

Pharmaceuticals — 1.1%
Celltrion Pharm Inc.(a)(b)	96,339	7,088,417
Hanmi Pharm Co. Ltd.(a)	56,637	12,545,094
SK Biopharmaceuticals Co. Ltd.(a)	155,072	11,007,031
Yuhan Corp.	416,563	20,240,044

		50,880,586

Road & Rail — 0.2%
CJ Logistics Corp.(a)	89,101	9,238,141

Semiconductors & Semiconductor Equipment — 6.6%
SK Hynix Inc.	2,850,025	297,127,937
SK Square Co. Ltd.(a)	197,010	9,143,060

		306,270,997

Security	Shares	Value

Software — 0.0%
Douzone Bizon Co. Ltd.	6,367	$257,840

Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(b)	227,790	15,395,610

Technology Hardware, Storage & Peripherals — 21.6%
Samsung Electronics Co. Ltd.	16,753,942	1,009,481,577

Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd./New(a)	14,895	11,133,087

Tobacco — 1.0%
KT&G Corp.	679,509	45,171,413

Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	304,468	13,893,814

Total Common Stocks — 97.1% (Cost: $2,038,409,833)		4,531,577,653

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	198,530	14,561,528
Series 2, Preference Shares, NVS	260,543	19,273,810

		33,835,338

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	68,744	15,580,791

Personal Products — 0.2%
LG Household & Health Care Ltd., Preference Shares, NVS	17,825	7,812,834

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	70,860	3,916,254

Total Preferred Stocks — 1.3% (Cost: $35,941,860)		61,145,217

Rights

Life Sciences Tools & Services — 0.0%
Samsung Biologics Co. Ltd., (Expires 04/08/22)(a)	6,718	782,219

Total Rights — 0.0% (Cost: $0)		782,219

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	132,426,439	132,452,924

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	2,630,000	$2,630,000

		135,082,924

Total Short-Term Investments — 2.9% (Cost: $135,058,770)		135,082,924

Total Investments in Securities — 101.3% (Cost: $2,209,410,463)		4,728,588,013

Other Assets, Less Liabilities — (1.3)%		(59,262,367)

Net Assets — 100.0%		$4,669,325,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$122,734,315	$9,755,412	(a)	$—	$(877)	$(35,926)	$132,452,924	132,426,439	$1,961,646	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	1,490,000	(a)	—	—	—	2,630,000	2,630,000	126		—

					$(877)	$(35,926)	$135,082,924		$1,961,772		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contract

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI2 Index	819	03/10/22	$61,976	$(3,761,429)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,761,429

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI South Korea ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,302,572)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,289,665)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,355,735

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$70,684,113	$4,460,893,540	$—	$4,531,577,653
Preferred Stocks	—	61,145,217	—	61,145,217
Rights	—	782,219	—	782,219
Money Market Funds	135,082,924	—	—	135,082,924

	$205,767,037	$4,522,820,976	$—	$4,728,588,013

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(3,761,429)	$—	$(3,761,429)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,398,794,106	$4,340,205,482	$10,764,325,840	$723,814,776
Affiliated(c)	670,000	13,718,213	5,820,000	6,285,630
Cash	2,392	744	3,764	3,795
Foreign currency, at value(d)	1,778,049	8,902,186	5,094,639	1,878,408
Foreign currency collateral pledged:
Futures contracts(e)	2,510,092	758,974	1,059,505	—
Receivables:
Investments sold	20,995,264	49,714,514	29,514,922	17,037,586
Securities lending income — Affiliated	51,002	2,546	—	540
Variation margin on futures contracts	440,027	—	449,653	28,757
Capital shares sold	—	911,203	—	159,588
Dividends	16,465,131	5,506,325	18,480,203	62,666

Total assets	1,441,706,063	4,419,720,187	10,824,748,526	749,271,746

LIABILITIES
Collateral on securities loaned, at value	—	11,942,709	—	6,031,778
Payables:
Investments purchased	11,615,224	52,517,346	27,594,218	17,852,982
Variation margin on futures contracts	—	22,124	—	—
Capital shares redeemed	—	—	—	100,482
Investment advisory fees	559,107	1,595,076	4,212,104	303,190

Total liabilities	12,174,331	66,077,255	31,806,322	24,288,432

NET ASSETS	$1,429,531,732	$4,353,642,932	$10,792,942,204	$724,983,314

NET ASSETS CONSIST OF:
Paid-in capital	$1,898,691,607	$4,833,073,730	$12,953,355,945	$1,330,273,959
Accumulated loss	(469,159,875)	(479,430,798)	(2,160,413,741)	(605,290,645)

NET ASSETS	$1,429,531,732	$4,353,642,932	$10,792,942,204	$724,983,314

Shares outstanding	59,400,000	113,900,000	171,600,000	14,400,000

Net asset value	$24.07	$38.22	$62.90	$50.35

Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$11,940,229	$—	$5,901,966
(b) Investments, at cost — Unaffiliated	$1,545,455,782	$4,113,837,431	$11,587,171,817	$923,505,816
(c) Investments, at cost — Affiliated	$670,000	$13,718,908	$5,820,000	$6,284,980
(d) Foreign currency, at cost	$1,758,587	$8,845,851	$5,084,250	$1,876,659
(e) Foreign currency collateral pledged, at cost	$2,484,390	$773,573	$1,073,818	$1,152

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2022

iShares MSCI South Korea ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,593,505,089
Affiliated(c)	135,082,924
Cash	3,457
Foreign currency, at value(d)	7,258,498
Receivables:
Investments sold	19,154,320
Securities lending income — Affiliated	213,878
Variation margin on futures contracts	7,190,430
Dividends	53,840,892

Total assets	4,816,249,488

LIABILITIES
Collateral on securities loaned, at value	132,607,521
Payables:
Investments purchased	12,305,537
Investment advisory fees	1,982,407
Foreign taxes	28,377

Total liabilities	146,923,842

NET ASSETS	$4,669,325,646

NET ASSETS CONSIST OF:
Paid-in capital	$2,778,988,143
Accumulated earnings	1,890,337,503

NET ASSETS	$4,669,325,646

Shares outstanding	64,800,000

Net asset value	$72.06

Shares authorized	300 million

Par value	$0.001

(a) Securities loaned, at value	$128,621,535
(b) Investments, at cost — Unaffiliated	$2,074,351,693
(c) Investments, at cost — Affiliated	$135,058,770
(d) Foreign currency, at cost	$7,613,492

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations  (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$42,247,131	$53,419,181	$126,232,791	$13,318,245
Dividends — Affiliated	43	1,489	1,167	214
Interest — Unaffiliated	—	—	—	2,860
Securities lending income — Affiliated — net	222,041	18,404	10,096	10,069
Foreign taxes withheld	(353,001)	(7,937,727)	(12,616,173)	(1,058,364)

Total investment income	42,116,214	45,501,347	113,627,881	12,273,024

EXPENSES
Investment advisory fees	3,512,249	9,894,051	29,881,897	2,238,844
Professional fees	217	217	217	217

Total expenses	3,512,466	9,894,268	29,882,114	2,239,061

Net investment income	38,603,748	35,607,079	83,745,767	10,033,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(59,851,271)	(35,064,423)	(108,488,324)	(15,069,708)
Investments — Affiliated	(5,510)	(3,801)	(2,293)	(253)
In-kind redemptions — Unaffiliated	45,311,903	172,093,108	293,622,659	42,016,242
Futures contracts	(813,355)	774,679	(2,383,097)	12,613
Foreign currency transactions	(340,720)	(97,807)	(1,653,006)	25,036

Net realized gain (loss)	(15,698,953)	137,701,756	181,095,939	26,983,930

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(78,146,590)	(43,686,871)	(1,138,998,165)	(62,147,075)
Investments — Affiliated	—	(695)	88	(383)
Futures contracts	(30,978)	(95,364)	(841,547)	(32,150)
Foreign currency translations	171,641	87,091	(8,360)	(7,758)

Net change in unrealized appreciation (depreciation)	(78,005,927)	(43,695,839)	(1,139,847,984)	(62,187,366)

Net realized and unrealized gain (loss)	(93,704,880)	94,005,917	(958,752,045)	(35,203,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(55,101,132)	$129,612,996	$(875,006,278)	$(25,169,473)

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2022

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$74,988,942
Dividends — Affiliated	10,442
Interest — Unaffiliated	340
Securities lending income — Affiliated — net	1,951,330
Foreign taxes withheld	(12,780,478)
Other foreign taxes	(206)

Total investment income	64,170,370

EXPENSES
Investment advisory fees	14,295,486
Commitment fees	19,090
Professional fees	217

Total expenses	14,314,793

Net investment income	49,855,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	345,479,091
Investments — Affiliated	(877)
Futures contracts	(1,302,572)
Foreign currency transactions	(710,501)

Net realized gain	343,465,141

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,268,216,912)
Investments — Affiliated	(35,926)
Futures contracts	(3,289,665)
Foreign currency translations	(950,757)

Net change in unrealized appreciation (depreciation)	(1,272,493,260)

Net realized and unrealized loss	(929,028,119)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(879,172,542)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,603,748	$40,723,200	$35,607,079	$62,935,570
Net realized gain (loss)	(15,698,953)	143,445,640	137,701,756	267,166,327
Net change in unrealized appreciation (depreciation)	(78,005,927)	171,942,118	(43,695,839)	562,530,030

Net increase (decrease) in net assets resulting from operations	(55,101,132)	356,110,958	129,612,996	892,631,927

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(50,636,342)	(36,969,676)	(49,140,764)	(59,006,354)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,389,264	(76,520,145)	116,035,199	1,057,475,515

NET ASSETS
Total increase (decrease) in net assets	(76,348,210)	242,621,137	196,507,431	1,891,101,088
Beginning of period	1,505,879,942	1,263,258,805	4,157,135,501	2,266,034,413

End of period	$1,429,531,732	$1,505,879,942	$4,353,642,932	$4,157,135,501

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,745,767	$165,636,754	$10,033,963	$20,753,654
Net realized gain	181,095,939	579,936,954	26,983,930	112,964,679
Net change in unrealized appreciation (depreciation)	(1,139,847,984)	1,343,869,178	(62,187,366)	321,244,128

Net increase (decrease) in net assets resulting from operations	(875,006,278)	2,089,442,886	(25,169,473)	454,962,461

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(161,063,101)	(137,658,060)	(10,917,604)	(24,414,850)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(77,282,614)	45,483,023	(417,455,530)	(86,949,018)

NET ASSETS
Total increase (decrease) in net assets	(1,113,351,993)	1,997,267,849	(453,542,607)	343,598,593
Beginning of period	11,906,294,197	9,909,026,348	1,178,525,921	834,927,328

End of period	$10,792,942,204	$11,906,294,197	$724,983,314	$1,178,525,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	iShares MSCI South Korea ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,855,577	$95,977,504
Net realized gain	343,465,141	295,325,601
Net change in unrealized appreciation (depreciation)	(1,272,493,260)	1,635,731,972

Net increase (decrease) in net assets resulting from operations	(879,172,542)	2,027,035,077

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(97,857,600)	(52,784,945)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(490,367,922)	(695,007,957)

NET ASSETS
Total increase (decrease) in net assets	(1,467,398,064)	1,279,242,175
Beginning of period	6,136,723,710	4,857,481,535

End of period	$4,669,325,646	$6,136,723,710

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$25.96		$21.12	$21.67	$22.56	$22.58	$20.30

Net investment income(a)	0.67		0.65	0.67	1.00	0.90	0.84
Net realized and unrealized gain (loss)(b)	(1.67)		4.77	(0.48)	(0.70)	0.07	2.45

Net increase (decrease) from investment operations	(1.00)		5.42	0.19	0.30	0.97	3.29

Distributions(c)
From net investment income	(0.89)		(0.58)	(0.74)	(1.19)	(0.99)	(1.01)

Total distributions	(0.89)		(0.58)	(0.74)	(1.19)	(0.99)	(1.01)

Net asset value, end of period	$24.07		$25.96	$21.12	$21.67	$22.56	$22.58

Total Return(d)
Based on net asset value	(3.93	)%(e)	25.69%	0.99%	1.75%	4.43%	16.70%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.50%	0.47%	0.49%

Net investment income	5.43	%(g)	2.69%	3.23%	4.68%	3.95%	3.90%

Supplemental Data
Net assets, end of period (000)	$1,429,532		$1,505,880	$1,263,259	$1,399,590	$1,362,770	$1,765,912

Portfolio turnover rate(h)	11	%(e)	4%	8%	9%	3%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$37.38		$28.76	$28.22	$28.79	$27.83	$25.33

Net investment income(a)	0.34		0.64	0.65	0.62	0.58	0.51
Net realized and unrealized gain (loss)(b)	0.98		8.60	0.54	(0.53)	0.97	2.47

Net increase from investment operations	1.32		9.24	1.19	0.09	1.55	2.98

Distributions(c)
From net investment income	(0.48)		(0.62)	(0.65)	(0.66)	(0.59)	(0.48)

Total distributions	(0.48)		(0.62)	(0.65)	(0.66)	(0.59)	(0.48)

Net asset value, end of period	$38.22		$37.38	$28.76	$28.22	$28.79	$27.83

Total Return(d)
Based on net asset value	3.58	%(e)	32.41%	4.32%	0.56%	5.61%	11.88%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	1.78	%(g)	1.91%	2.37%	2.26%	2.01%	1.93%

Supplemental Data
Net assets, end of period (000)	$4,353,643		$4,157,136	$2,266,034	$2,618,586	$2,994,627	$3,127,920

Portfolio turnover rate(h)	4	%(e)	8%	9%	6%	3%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$68.55		$58.15	$54.05	$58.45	$54.57	$49.05

Net investment income(b)	0.47		0.91	0.90	0.92	0.87	0.49
Net realized and unrealized gain (loss)(c)	(5.23)		10.25	4.36	(4.43)	3.87	5.96

Net increase (decrease) from investment operations	(4.76)		11.16	5.26	(3.51)	4.74	6.45

Distributions(d)
From net investment income	(0.89)		(0.76)	(1.16)	(0.89)	(0.86)	(0.93)

Total distributions	(0.89)		(0.76)	(1.16)	(0.89)	(0.86)	(0.93)

Net asset value, end of period	$62.90		$68.55	$58.15	$54.05	$58.45	$54.57

Total Return(e)
Based on net asset value	(7.03	)%(f)	19.21%	9.76%	(5.96)%	8.67%	13.31%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	1.38	%(h)	1.37%	1.60%	1.68%	1.46%	1.45%

Supplemental Data
Net assets, end of period (000)	$10,792,942		$11,906,294	$9,909,026	$12,170,174	$16,973,038	$16,017,689

Portfolio turnover rate(i)	2	%(f)	6%	4%	7%	4%	4%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$51.24		$33.00	$41.47	$50.38	$56.68	$50.48

Net investment income(a)	0.54		0.80	0.61	1.09	0.95	0.88
Net realized and unrealized gain (loss)(b)	(0.77)		18.32	(8.52)	(8.75)	(6.17)	6.10

Net increase (decrease) from investment operations	(0.23)		19.12	(7.91)	(7.66)	(5.22)	6.98

Distributions(c)
From net investment income	(0.66)		(0.88)	(0.56)	(1.25)	(1.08)	(0.78)

Total distributions	(0.66)		(0.88)	(0.56)	(1.25)	(1.08)	(0.78)

Net asset value, end of period	$50.35		$51.24	$33.00	$41.47	$50.38	$56.68

Total Return(d)
Based on net asset value	(0.35	)%(e)	58.30%	(19.36)%	(15.23)%	(9.02)%	14.03%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.50%	0.51%	0.49%	0.47%	0.49%

Net investment income	2.21	%(g)	1.85%	1.59%	2.46%	1.87%	1.79%

Supplemental Data
Net assets, end of period (000)	$724,983		$1,178,526	$834,927	$626,243	$1,168,930	$1,320,642

Portfolio turnover rate(h)	4	%(e)	15%	12%	5%	7%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$86.98		$63.04		$53.34		$67.65		$68.19		$56.89

Net investment income(a)	0.78		1.23		0.83		0.97		0.94		0.64
Net realized and unrealized gain (loss)(b)	(14.02)		23.34		10.18		(14.49)		0.70		11.31

Net increase (decrease) from investment operations	(13.24)		24.57		11.01		(13.52)		1.64		11.95

Distributions(c)
From net investment income	(1.68)		(0.63)		(1.31)		(0.79)		(2.18)		(0.65)

Total distributions	(1.68)		(0.63)		(1.31)		(0.79)		(2.18)		(0.65)

Net asset value, end of period	$72.06		$86.98		$63.04		$53.34		$67.65		$68.19

Total Return(d)
Based on net asset value	(15.39	)%(e)	39.05%		20.77%		(20.08)%		2.15%		21.28%

Ratios to Average Net Assets(f)
Total expenses	0.58	%(g)	0.57%		0.59%		0.59%		0.59%		0.62%

Net investment income	2.00	%(g)	1.45%		1.45%		1.62%		1.31%		1.05%

Supplemental Data
Net assets, end of period (000)	$4,669,326		$6,136,724		$4,857,482		$3,848,564		$3,906,891		$3,784,638

Portfolio turnover rate(h)	15	%(e)(i)	20	%(i)	15	%(i)	16	%(i)	18	%(i)	16	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(i) Portfolio turnover rate excluding cash creations was as follows:	5%		8%		9%		5%		11%		6%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Canada
Barclays Capital, Inc.	$3,472,986	$3,472,986		$—	$—
BMO Capital Markets Corp.	89,145	89,145		—	—
BofA Securities, Inc.	331,531	331,531		—	—
Citigroup Global Markets, Inc.	295,949	295,949		—	—
Goldman Sachs & Co. LLC	3,844,176	3,844,176		—	—
J.P. Morgan Securities LLC	3,854,655	3,459,174		—	(395,481	)(b)
SG Americas Securities LLC	51,787	51,787		—	—

	$11,940,229	$11,544,748		$—	$(395,481)

MSCI Mexico
BofA Securities, Inc	$124,321	$124,321		$—	$—
Credit Suisse Securities (USA) LLC	18,477	18,477		—	—
Goldman Sachs & Co. LLC	5,759,168	5,759,168		—	—

	$5,901,966	$5,901,966		$—	$—

MSCI South Korea
Barclays Capital, Inc.	$22,398,161	$22,240,142		$—	$(158,019	)(b)
BNP Paribas SA	5,630,256	5,630,256		—	—
BofA Securities, Inc.	8,380,938	8,380,938		—	—
Goldman Sachs & Co. LLC	18,995,751	18,995,751		—	—
HSBC Bank PLC	3,827,333	3,827,333		—	—
J.P. Morgan Securities LLC	54,989,923	54,989,923		—	—
Jefferies LLC	1,118,369	1,118,369		—	—
Macquarie Bank Ltd.	3,044,448	3,044,448		—	—
Morgan Stanley	7,823,397	7,823,397		—	—
SG Americas Securities LLC	2,412,959	2,412,959		—	—

	$128,621,535	$128,463,516		$—	$(158,019)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

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Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Australia	$50,266
MSCI Canada	6,924
MSCI Japan	3,765
MSCI Mexico	2,991
MSCI South Korea	452,184

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$8,448,858	$5,483,539	$(7,190,525)
MSCI Japan	89,396,924	55,809,339	(30,553,994)
MSCI South Korea	17,309,374	12,738,771	(10,190,322)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$155,596,741	$168,532,383
MSCI Canada	171,884,212	155,298,207
MSCI Japan	197,960,914	279,203,706
MSCI Mexico	39,394,921	39,867,113
MSCI South Korea	756,625,514	1,342,706,983

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$312,288,199	$299,881,968
MSCI Canada	714,795,233	617,395,496
MSCI Japan	1,284,980,962	1,360,953,063
MSCI Mexico	494,842,064	910,911,348

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Australia	$280,327,098
MSCI Canada	821,885,352
MSCI Japan	1,418,588,683
MSCI Mexico	424,209,539
MSCI South Korea	376,227,471

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,587,837,429	$55,050,550	$(243,389,563)	$(188,339,013)
MSCI Canada	4,148,831,345	513,188,905	(307,928,352)	205,260,553
MSCI Japan	11,660,025,001	912,427,970	(1,803,020,458)	(890,592,488)
MSCI Mexico	940,157,630	19,167,224	(229,240,454)	(210,073,230)
MSCI South Korea	2,831,005,350	2,613,471,806	(719,650,572)	1,893,821,234

9.	LINE OF CREDIT

The iShares MSCI South Korea ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	13,600,000	$332,525,816	28,800,000	$681,267,872
Shares redeemed	(12,200,000)	(303,136,552)	(30,600,000)	(757,788,017)

Net increase (decrease)	1,400,000	$29,389,264	(1,800,000)	$(76,520,145)

MSCI Canada
Shares sold	19,000,000	$736,330,816	66,800,000	$2,253,894,680
Shares redeemed	(16,300,000)	(620,295,617)	(34,400,000)	(1,196,419,165)

Net increase	2,700,000	$116,035,199	32,400,000	$1,057,475,515

MSCI Japan
Shares sold	18,150,000	$1,286,334,633	51,450,000	$3,315,951,747
Shares redeemed	(20,250,000)	(1,363,617,247)	(48,150,000)	(3,270,468,724)

Net increase (decrease)	(2,100,000)	$(77,282,614)	3,300,000	$45,483,023

MSCI Mexico
Shares sold	10,300,000	$497,192,692	33,400,000	$1,427,604,083
Shares redeemed	(18,900,000)	(914,648,222)	(35,700,000)	(1,514,553,101)

Net decrease	(8,600,000)	$(417,455,530)	(2,300,000)	$(86,949,018)

MSCI South Korea
Shares sold	7,200,000	$533,717,950	10,400,000	$828,773,237
Shares redeemed	(12,950,000)	(1,024,085,872)	(16,900,000)	(1,523,781,194)

Net decrease	(5,750,000)	$(490,367,922)	(6,500,000)	$(695,007,957)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	49

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia(a)	$0.669029	$—	$0.216871	$0.885900	76%	—%	24%	100%
MSCI Canada(a)	0.335281	—	0.142742	0.478023	70	—	30	100
MSCI Japan(a)	0.678142	—	0.209992	0.888134	76	—	24	100
MSCI South Korea(a)	1.415512	—	0.263006	1.678518	84	—	16	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Russia ETF | ERUS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

In this environment, as we look ahead, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

The horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In light of these circumstances, effective March 1, 2022, the iShares MSCI Russia ETF (“ERUS”) temporarily suspended new creations of its shares until further notice and NYSE Arca, Inc. halted trading on March 4, 2022. We are monitoring regulatory and market developments, but it is incredibly difficult to predict when, or if, circumstances will change that would allow ERUS to re-open for creation orders or to resume trading.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(82.46)%	(78.61)%	(20.74)%	(13.87)%	(78.61)%	(68.71)%	(77.54)%
Fund Market	(58.47)	(49.26)	(5.80)	(6.14)	(49.26)	(25.83)	(46.93)
Index	(56.86)	(47.23)	(4.74)	(5.22)	(47.23)	(21.55)	(41.48)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 175.40	$ 1.69		$ 1,000.00	$ 1,021.90	$ 2.91		0.58%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Management Commentary

Russian stocks experienced a substantial decline for the reporting period ended February 28, 2022. On February 24, 2022, Russia launched an invasion of Ukraine in one the most significant military actions in decades. Russian stocks fell more than 30% in local currency terms on the day after the invasion, one of the largest single-day downturns in the history of the global equity markets. Russia’s central bank closed the stock market on February 28, 2022 and the nation’s government instituted capital controls to restrict the flow of funds in and out of the country.

The invasion prompted sanctions by the United States, the United Kingdom, the European Union and others, all of which implemented expansive measures to block Russia’s access to global capital markets and limit the operational activities of Russian companies. In addition, the sanctions prevented select Russian banks from using the SWIFT global payments system. Many high-profile global corporations also responded to the invasion by shutting down their operations in the country. In addition, major index providers removed Russian stocks from their global benchmarks. Russian exchanges remained closed as of the end of the period.

In light of these circumstances, effective March 1, 2022, the Fund temporarily suspended new creations of its shares until further notice. Additionally, on March 4, 2022, NYSE Arca, Inc. announced a trading halt of the Fund.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Energy	48.7%
Materials	23.3
Financials	13.3
Communication Services	10.0
Consumer Staples	3.0
Utilities	1.3
Consumer Discretionary	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Gazprom PJSC	19.0%
LUKOIL PJSC	14.4
Sberbank of Russia PJSC	8.0
Mobile TeleSystems PJSC	7.3
MMC Norilsk Nickel PJSC	6.3
Novatek PJSC	4.6
Tatneft PJSC	4.3
Polyus PJSC	3.2
TCS Group Holding PLC	3.2
Severstal PAO	2.8

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 11.7%
Sberbank of Russia PJSC(a)	18,835,860	$8,325,800
TCS Group Holding PLC, GDR(a)	289,152	3,329,930
VTB Bank PJSC(a)	8,307,845,016	555,177

		12,210,907

Capital Markets — 1.5%
Moscow Exchange MICEX-RTS PJSC(a)	4,737,800	1,594,638

Chemicals — 2.6%
PhosAgro PJSC, GDR	449,283	2,748,667

Electric Utilities — 1.3%
Inter RAO UES PJSC(a)	136,938,300	1,321,903

Food & Staples Retailing — 3.1%
Magnit PJSC, GDR	990,696	1,572,370
X5 Retail Group NV, GDR(a)	374,475	1,610,856

		3,183,226

Interactive Media & Services — 2.6%
VK Co. Ltd.(a)(b)	393,252	399,597
Yandex NV(a)(b)	361,376	2,362,363

		2,761,960

Internet & Direct Marketing Retail — 0.4%
Ozon Holdings PLC, ADR(a)(b)	110,854	406,640

Metals & Mining — 20.5%
Alrosa PJSC(a)	7,486,250	2,180,684
MMC Norilsk Nickel PJSC(a)	96,437	6,532,865
Novolipetsk Steel PJSC(a)	4,388,590	2,787,124
Polymetal International PLC(a)	834,056	2,529,544
Polyus PJSC(a)	89,129	3,358,227
Severstal PAO(a)	604,068	2,884,928
United Co. RUSAL International PJSC(a)(b)	5,811,330	1,226,291

		21,499,663

Oil, Gas & Consumable Fuels — 46.1%
Gazprom PJSC(a)	24,553,290	19,793,229
LUKOIL PJSC(a)	856,438	14,949,553

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Novatek PJSC, GDR	125,086	$4,818,576
Rosneft Oil Co. PJSC(a)	2,566,222	2,677,164
Surgutneftegas PJSC(a)	21,799,946	1,646,239
Tatneft PJSC(a)	3,516,781	4,465,713

		48,350,474

Wireless Telecommunication Services — 7.3%
Mobile TeleSystems PJSC, ADR	1,388,222	7,635,221

Total Common Stocks — 97.1% (Cost: $453,478,287)		101,713,299

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.2%
Surgutneftegas PJSC, Preference Shares, NVS(a)	21,745,700	2,334,870

Total Preferred Stocks — 2.2% (Cost: $11,913,761)		2,334,870

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	920,000	920,000

Total Short-Term Investments — 0.9% (Cost: $920,000)		920,000

Total Investments in Securities — 100.2% (Cost: $466,312,048)		104,968,169

Other Assets, Less Liabilities — (0.2)%		(163,302)

Net Assets — 100.0%		$104,804,867

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$970,000	$—	$(50,000	)(a)	$—	$—	$920,000	920,000	$72	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Russia ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	10	03/18/22	$588	$(43,674)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$43,674

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(91,204)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(41,628)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$740,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,774,834	$—	$84,938,465	$101,713,299
Preferred Stocks	—	—	2,334,870	2,334,870
Money Market Funds	920,000	—	—	920,000

	$17,694,834	$—	$87,273,335	$104,968,169

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(43,674)	$—	$—	$(43,674)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Russia ETF

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening balance, as of August 31, 2021	$—	$—	$—
Transfers into Level 3(a)	511,933,597	11,100,929	523,034,526
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(1,062,812)	(61,247)	(1,124,059)
Net change in unrealized appreciation (depreciation)(b)(c)	(443,573,197)	(9,053,076)	(452,626,273)
Purchases	36,287,146	586,461	36,873,607
Sales	(18,646,269)	(238,197)	(18,884,466)

Closing balance, as of February 28, 2022	$84,938,465	$2,334,870	$87,273,335

Net change in unrealized appreciation (depreciation) on investment still held at February 28, 2022	$(439,068,322)	$(9,064,778)	$(448,133,100)

(a)

As of August 31, 2021, local Russian equities were valued using a Systematic Fair Value Price, which resulted in these investments being classified as level 2. As of February 28, 2022, the Global Valuation Committee determined that the Systematic Fair Value Price for local Russian equities were unreliable and valued the securities using unobservable inputs which resulted in a transfer from level 2 to level 3. Additionally, as of August 31, 2021, Russian exposed ADR and GDR securities were valued using the exchange close price which resulted in these investments being classified as level 1. As of February 28, 2022, certain Russian exposed ADR and GDR securities were halted or suspended. The Global Valuation Committee valued those securities using unobservable inputs which resulted in a transfer from level 1 to level 3.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)

Common Stocks	$84,938,465	Market	Liquidity Discount	25%

Preferred Stocks	2,334,870	Market	Liquidity Discount	25%

	$87,273,335

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

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Statement of Assets and Liabilities (unaudited)

February 28, 2022

iShares MSCI Russia ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$104,048,169
Affiliated(b)	920,000
Cash	29,326
Cash pledged:
Futures contracts	26,000
Receivables:
Capital shares sold	88,052
Dividends	4,292

Total assets	105,115,839

LIABILITIES
Payables:
Investments purchased	88,052
Variation margin on futures contracts	7,350
Investment advisory fees	215,570

Total liabilities	310,972

NET ASSETS	$104,804,867

NET ASSETS CONSIST OF:
Paid-in capital	$616,756,637
Accumulated loss	(511,951,770)

NET ASSETS	$104,804,867

Shares outstanding	13,750,000

Net asset value	$7.62

Shares authorized	1 billion

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$465,392,048
(b) Investments, at cost — Affiliated	$920,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

iShares MSCI Russia ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$14,523,812
Dividends — Affiliated	72
Foreign taxes withheld	(1,548,350)

Total investment income	12,975,534

EXPENSES
Investment advisory fees	1,647,114
Commitment fees	2,774
Professional fees	217

Total expenses	1,650,105

Net investment income	11,325,429

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(955,043)
Futures contracts	(91,204)
Foreign currency transactions	(106,948)

Net realized loss	(1,153,195)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(502,253,442)
Futures contracts	(41,628)
Foreign currency translations	560

Net change in unrealized appreciation (depreciation)	(502,294,510)

Net realized and unrealized loss	(503,447,705)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(492,122,276)

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares MSCI Russia ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,325,429	$25,976,989
Net realized loss	(1,153,195)	(4,659,173)
Net change in unrealized appreciation (depreciation)	(502,294,510)	133,025,100

Net increase (decrease) in net assets resulting from operations	(492,122,276)	154,342,916

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,039,990)	(23,598,232)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,469,779	(11,450,216)

NET ASSETS
Total increase (decrease) in net assets	(481,692,487)	119,294,468
Beginning of period	586,497,354	467,202,886

End of period	$104,804,867	$586,497,354

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statement of Cash Flows (unaudited)

Six Months Ended February 28, 2022

iShares MSCI Russia ETF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(492,122,276)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments(a)	42,361,588
Purchases of long term investments(a)	(48,835,714)
Net proceeds from sales of short-term securities	50,000
Net realized (gain) loss on investments	955,043
Net change in unrealized (appreciation) depreciation on investments	502,253,442
(Increase) decrease in assets:
Receivables:
Dividends	16,837
Variation margin on futures contracts	12,350
Increase (decrease) in liabilities:
Payables:
Investment advisory fees	(63,708)
Variation margin on futures contracts	7,350

Net cash provided by operating activities	4,634,912

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(22,039,990)
Proceeds from issuance of capital shares(a)	17,405,467

Net cash used for financing activities	(4,634,523)

CASH
Net increase in restricted and unrestricted cash	$389
Restricted and unrestricted cash at beginning of period	54,937

Restricted and unrestricted cash at end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . .	$55,326

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$29,326
Cash pledged
Futures contracts	26,000

$55,326

(a)	Excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$45.29		$34.87	$37.81	$32.47	$32.13	$27.92

Net investment income(b)	0.86		2.05	1.87	2.33	1.21	1.14
Net realized and unrealized gain (loss)(c)		(36.83)	10.24	(1.99)	5.04	0.22	4.07

Net increase (decrease) from investment operations		(35.97)	12.29	(0.12)	7.37	1.43	5.21

Distributions(d)
From net investment income		(1.70)	(1.87)	(2.82)	(2.03)	(1.09)	(1.00)

Total distributions		(1.70)	(1.87)	(2.82)	(2.03)	(1.09)	(1.00)

Net asset value, end of period	$7.62		$45.29	$34.87	$37.81	$32.47	$32.13

Total Return(e)
Based on net asset value	(82.46	)%(f)	36.07%	(1.28)%	23.64%	4.37%	18.73%

Ratios to Average Net Assets(g)
Total expenses	0.58	%(h)	0.57%	0.59%	0.59%	0.59%	0.62%

Net investment income	3.95	%(h)	5.26%	4.97%	6.60%	3.50%	4.27%

Supplemental Data
Net assets, end of period (000)	$104,805		$586,497	$467,203	$627,581	$478,860	$530,076

Portfolio turnover rate(i)	4	%(f)	25%	30%	18%	32%	18%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI Russia	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Russia	$2,217,982	$766,239	$218,151

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Russia	$27,810,825	$20,618,897

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Notes to Financial Statements (unaudited) (continued)

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Russia	$15,064,312	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $121,773,631.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Russia	$492,392,339	$—	$(387,467,844)	$(387,467,844)

8.	LINE OF CREDIT

The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the Fund did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Russia
Shares sold	800,000	$32,469,779	900,000	$38,349,193
Shares redeemed	—	—	(1,350,000)	(49,799,409)

Net increase (decrease)	800,000	$32,469,779	(450,000)	$(11,450,216)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Russia’s large-scale invasion of Ukraine has created circumstances that have continued to significantly impact the Fund’s operations since February 28, 2022. The United States, and many other countries, have imposed economic sanctions on certain Russian individuals and Russian corporate banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and have closed trading sessions for local Russian equities to non-residents, which have been in effect since February 28, 2022. In addition, trading of depository receipts for several Russia-based companies was halted on primary trading platforms in early March 2022.

The consequences of Russia’s invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based companies held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.

Beginning in early March 2022, the following developments occurred: (i) the Fund temporarily suspended new creations of its shares until further notice; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) the index provider, similarly, and separately, wrote down the represented value of all Russian equities comprising the Fund’s benchmark, MSCI Russia 25/50 Index, to nominal investment values; (v) BFA implemented a voluntary waiver of its investment advisory fee for the Fund that may be eliminated at any time; (vi) Russia signed into law a requirement of Russian issuers

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of the respective Russian issuers in place of the depository receipts; and (vii) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement.

As of March 7, 2022, the Fund’s net assets are composed primarily of cash, which is invested in an affiliated money market fund, instead of Russian equity securities of its underlying index. As a result, during this time, the Fund will not meet its investment objective and will likely experience increased tracking error.

Refer to the table below for changes in key measures reported on the Statement of Assets and Liabilities as of March 7, 2022 (date by which all material aforementioned subsequent events impacting net asset value were realized).

iShares MSCI Russia ETF	February 28, 2022	March 7, 2022

ASSETS
Investments in Securities, at value
Unaffiliated	$104,048,169	$49,286
Affiliated	920,000	910,000
Other Assets	147,670	123,246
LIABILITIES
Investment advisory fees payable	215,570	—
Other Liabilities	95,402	88,052

NET ASSETS	$104,804,867	$994,480

Net asset value	$7.62	$0.07

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Russia ETF (the “Fund” or “ETF”), each a series of the Company, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	21

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Russia(a)	$1.427702	$—	$0.272784	$1.700486	84%	—%	16%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	23

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-821-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•   iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

•   iShares MSCI BRIC ETF | BKF | NYSE Arca

•   iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ

•   iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.58)%	(9.49)%	6.96%	4.03%	(9.49)%	39.97%	44.74%
Fund Market	(8.65)	(8.92)	7.24	4.11	(8.92)	41.81	45.89
Index	(9.52)	(9.06)	7.08	4.08	(9.06)	40.75	45.44

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 904.20	$ 0.52		$ 1,000.00	$ 1,024.20	$ 0.55		0.11%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	21.6%
Financials	19.9
Consumer Discretionary	12.7
Communication Services	9.6
Materials	9.6
Industrials	6.6
Consumer Staples	5.9
Energy	4.4
Health Care	4.4
Real Estate	2.7
Utilities	2.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.3%
Taiwan	17.0
India	13.6
South Korea	12.8
Brazil	5.1
Saudi Arabia	3.8
South Africa	3.8
Thailand	2.1
Mexico	2.1
Indonesia	1.7

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2022	iShares® MSCI BRIC ETF

Investment Objective

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

In response to recent negative developments that led to a material deterioration in the accessibility of the Russian equity market to international institutional investors, MSCI announced on March 2, 2022 that they would remove all Russian securities from their indexes effective March 9, 2022. On March 8, 2022, the Board approved a proposal to change the name of the Fund from iShares MSCI BRIC ETF to iShares MSCI BIC ETF and to change the Fund’s investment objective. These changes became effective on March 10, 2022.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.95)%	(22.90)%	4.82%	1.46%	(22.90)%	26.54%	15.54%
Fund Market	(14.84)	(21.81)	5.20	1.68	(21.81)	28.86	18.13
Index	(15.84)	(21.03)	5.73	2.20	(21.03)	32.10	24.30

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 830.50	$ 3.13		$ 1,000.00	$ 1,021.40	$ 3.46		0.69%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	20.4%
Financials	19.0
Communication Services	12.6
Information Technology	8.8
Materials	7.8
Consumer Staples	6.8
Energy	6.7
Industrials	5.8
Health Care	5.6
Utilities	3.6
Real Estate	2.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	63.9%
India	24.8
Brazil	10.0
Russia	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the “Index”) The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.99)%	(13.41)%	8.05%	5.35%	(13.41)%	47.25%	68.37%
Fund Market	(9.52)	(14.11)	8.01	5.41	(14.11)	47.02	69.40
Index	(10.32)	(13.00)	8.57	5.76	(13.00)	50.89	75.13

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EM Asia Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 900.10	$ 2.31		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	27.8%
Financials	16.9
Consumer Discretionary	14.9
Communication Services	10.5
Materials	6.1
Industrials	5.8
Consumer Staples	5.4
Health Care	4.4
Energy	3.5
Utilities	2.4
Real Estate	2.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	40.7%
Taiwan	20.5
India	15.7
South Korea	15.7
Thailand	2.4
Indonesia	2.1
Malaysia	1.9
Philippines	1.0

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.92)%	4.26%	7.77%	4.42%	4.26%	45.40%	54.15%
Fund Market	(6.43)	3.82	7.85	4.39	3.82	45.91	53.60
Index	(7.45)	4.36	7.81	4.69	4.36	45.63	58.13

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 930.80	$ 3.35		$ 1,000.00	$ 1,021.30	$ 3.51		0.70%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	18.6%
Industrials	15.5
Materials	12.9
Consumer Discretionary	11.9
Financials	11.1
Health Care	8.2
Real Estate	6.6
Consumer Staples	5.7
Communication Services	4.1
Utilities	3.4
Energy	2.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Taiwan	22.8%
India	21.2
South Korea	15.6
China	8.8
Brazil	6.2
South Africa	3.9
Thailand	3.9
Malaysia	2.8
Saudi Arabia	2.5
Indonesia	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Consolidated Schedule of Investments (unaudited) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.9%
3R Petroleum Oleo E Gas SA(a)	1,394,830	$9,244,057
AES Brasil Energia SA	2,007,017	4,464,448
Aliansce Sonae Shopping Centers SA	1,537,476	6,556,572
Alupar Investimento SA	1,725,541	8,613,332
Ambev SA	40,088,258	117,649,501
Americanas SA	5,521,429	32,356,488
Anima Holding SA(a)	2,980,163	4,129,482
Arezzo Industria e Comercio SA	574,268	9,004,929
Atacadao SA	3,353,082	12,359,973
B3 SA - Brasil, Bolsa, Balcao	51,816,519	145,779,812
Banco Bradesco SA	12,556,115	41,182,176
Banco BTG Pactual SA	10,001,886	49,692,244
Banco do Brasil SA	7,003,555	47,351,566
Banco Inter SA	3,011,818	11,678,328
Banco Santander Brasil SA	3,431,063	20,336,736
BB Seguridade Participacoes SA	5,491,609	24,215,329
BR Malls Participacoes SA(a)	6,650,472	12,055,016
BR Properties SA	2,615,828	3,802,016
BRF SA(a)	5,726,052	18,057,395
Camil Alimentos SA	1,635,078	2,899,947
CCR SA	10,266,954	23,357,704
Centrais Eletricas Brasileiras SA	2,797,400	18,878,970
Cia Brasileira de Distribuicao	1,537,733	7,050,156
Cia. de Locacao das Americas, NVS	2,996,540	14,621,575
Cia. de Saneamento Basico do Estado de Sao Paulo	2,787,604	22,368,340
Cia. de Saneamento de Minas Gerais-COPASA	1,924,860	5,285,404
Cia. de Saneamento do Parana	1,729,880	6,760,274
Cia. Siderurgica Nacional SA	6,085,320	29,950,320
Cielo SA, NVS	12,264,777	6,103,182
Cogna Educacao(a)	17,174,257	7,535,411
Cosan SA	8,915,784	36,552,776
CVC Brasil Operadora e Agencia de Viagens SA(a)	2,248,345	5,389,046
Cyrela Brazil Realty SA Empreendimentos e Participacoes, NVS	2,462,727	7,190,585
Dexco SA	3,422,159	9,117,804
EcoRodovias Infraestrutura e Logistica SA(a)	3,062,023	3,835,791
EDP - Energias do Brasil SA	2,753,055	11,055,008
Embraer SA(a)	6,365,599	21,678,641
Enauta Participacoes SA	1,367,701	4,585,431
Energisa SA	1,382,816	11,799,141
Eneva SA(a)	6,047,235	15,717,893
Engie Brasil Energia SA	1,365,162	10,576,134
Equatorial Energia SA	7,877,967	38,958,860
Ez Tec Empreendimentos e Participacoes SA	1,116,320	3,763,556
Fleury SA	1,951,768	6,774,641
GPS Participacoes e Empreendimentos SA(b)	2,020,423	5,922,933
Grendene SA	3,592,452	5,815,674
GRUPO DE MODA SOMA SA(a)	4,242,424	10,658,510
Grupo Mateus SA(a)	4,401,587	5,071,219
Grupo SBF SA(a)	1,099,661	4,855,036
Guararapes Confeccoes SA	980,061	2,300,162
Hapvida Participacoes e Investimentos SA(b)	35,730,419	83,637,595
Hypera SA	3,073,139	19,935,444
Iguatemi SA(a)	1,704,628	6,293,084
Instituto Hermes Pardini SA	634,769	2,266,580
Iochpe Maxion SA, NVS	1,298,788	3,273,419
IRB Brasil Resseguros S/A(a)	8,959,356	5,286,175

Security	Shares	Value

Brazil (continued)
JBS SA	6,562,122	$45,966,323
JHSF Participacoes SA	3,605,330	3,827,258
Klabin SA	6,236,373	28,011,521
Light SA	3,113,445	5,917,302
Localiza Rent a Car SA	5,212,082	58,022,681
Locaweb Servicos de Internet SA(a)(b)	3,882,427	7,548,184
LOG Commercial Properties e Participacoes SA	709,082	3,794,183
Lojas Quero Quero S/A	1,990,574	3,089,533
Lojas Renner SA	8,321,051	41,129,568
M. Dias Branco SA	1,035,960	4,575,053
Magazine Luiza SA	25,524,203	29,447,277
Marfrig Global Foods SA	3,388,138	14,580,628
Meliuz SA(b)	5,389,457	2,439,946
Minerva SA	2,896,325	6,095,818
Movida Participacoes SA	1,633,254	5,158,283
MRV Engenharia e Participacoes SA	3,073,348	7,064,041
Multiplan Empreendimentos Imobiliarios SA, NVS	2,321,227	9,867,086
Natura & Co. Holding SA(a)	7,662,429	34,193,235
Odontoprev SA	2,639,366	5,882,823
Omega Energia SA(a)	3,083,905	6,483,043
Pet Center Comercio e Participacoes SA	2,470,363	8,326,721
Petro Rio SA(a)	5,813,410	29,544,417
Petroleo Brasileiro SA	32,110,752	228,320,842
Qualicorp Consultoria e Corretora de Seguros SA	2,025,035	5,027,582
Raia Drogasil SA	9,296,836	42,088,065
Rede D’Or Sao Luiz SA(b)	3,310,989	32,616,447
Rumo SA(a)	11,031,537	33,049,065
Santos Brasil Participacoes SA, NVS	4,803,787	5,992,780
Sao Martinho SA	1,720,441	13,299,999
Sendas Distribuidora SA	6,793,679	17,684,337
SIMPAR SA	3,813,956	7,746,415
SLC Agricola SA	1,151,348	9,780,979
Smartfit Escola de Ginastica e Danca SA(a)	1,290,007	4,594,703
Sul America SA	2,399,213	16,342,176
Suzano SA	6,429,372	69,301,982
Telefonica Brasil SA	4,082,016	40,030,918
TIM SA	6,752,696	17,911,443
TOTVS SA	4,443,117	28,463,624
Transmissora Alianca de Energia Eletrica SA	1,688,876	12,941,907
Ultrapar Participacoes SA	6,072,091	17,076,848
Vale SA	34,314,764	636,665,049
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,030,937	4,320,931
Via S/A(a)	10,640,317	7,795,845
Vibra Energia SA	10,076,905	45,899,458
Vivara Participacoes SA	1,106,075	5,597,007
WEG SA	14,378,921	81,467,910
YDUQS Participacoes SA	2,517,365	10,330,416

		2,820,963,473

Chile — 0.4%
Aguas Andinas SA, Class A	27,965,298	5,898,304
Banco de Chile	369,662,817	39,192,428
Banco de Credito e Inversiones SA	452,644	16,181,797
Banco Santander Chile	532,273,604	26,136,650
CAP SA	682,382	7,890,426
Cencosud SA	12,271,510	22,571,471
Cencosud Shopping SA	4,241,835	4,553,922
Cia. Cervecerias Unidas SA	1,059,183	8,397,259
Colbun SA	68,884,951	5,016,397
Empresa Nacional de Telecomunicaciones SA	1,635,047	6,076,188

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	9,320,811	$15,399,398
Empresas COPEC SA	3,367,265	26,122,426
Enel Americas SA	179,597,321	21,029,308
Enel Chile SA	201,216,096	6,596,424
Engie Energia Chile SA	6,957,015	4,221,912
Falabella SA	6,173,993	20,317,319
Inversiones Aguas Metropolitanas SA	5,823,303	2,918,169
Itau CorpBanca Chile SA(a)	2,989,053,113	5,865,302
Parque Arauco SA(a)	5,637,665	5,626,309
SMU SA	22,133,721	2,218,379
Vina Concha y Toro SA	4,799,923	7,050,938

		259,280,726

China — 29.3%
360 DigiTech Inc., ADR	726,075	13,613,906
360 Security Technology Inc., Class A(a)	4,624,588	7,697,806
361 Degrees International Ltd.(a)	9,639,000	4,738,807
3SBio Inc.(a)(b)	10,494,000	8,340,311
51job Inc., ADR(a)(c)	253,087	13,109,907
AAC Technologies Holdings Inc.	6,081,500	16,628,038
Advanced Micro-Fabrication Equipment Inc., Class A(a)	356,217	7,267,483
AECC Aviation Power Co. Ltd., Class A	1,425,316	11,444,044
Agile Group Holdings Ltd.(c)	9,726,500	4,431,609
Agora Inc., ADR(a)(c)	446,804	5,397,392
Agricultural Bank of China Ltd., Class A	41,256,235	19,490,978
Agricultural Bank of China Ltd., Class H	212,728,000	80,564,149
Aier Eye Hospital Group Co. Ltd., Class A	2,814,524	16,273,909
Air China Ltd., Class A(a)	3,445,500	5,396,140
Air China Ltd., Class H(a)(c)	16,206,000	12,463,693
AK Medical Holdings Ltd.(b)(c)	4,722,000	3,252,217
Akeso Inc.(a)(b)(c)	2,473,000	6,530,562
Alibaba Group Holding Ltd.(a)	129,439,504	1,703,925,292
Alibaba Health Information Technology Ltd.(a)(c)	34,234,000	23,971,729
Alibaba Pictures Group Ltd.(a)(c)	111,730,000	11,170,684
A-Living Smart City Services Co. Ltd., Class A(b)	4,680,000	8,388,996
Alphamab Oncology(a)(b)(c)	3,773,000	4,484,062
Aluminum Corp. of China Ltd., Class A(a)	6,753,100	6,987,309
Aluminum Corp. of China Ltd., Class H(a)(c)	34,736,000	24,552,230
Anhui Conch Cement Co. Ltd., Class A	2,174,429	13,920,101
Anhui Conch Cement Co. Ltd., Class H	10,187,500	54,671,477
Anhui Gujing Distillery Co. Ltd., Class A	227,155	7,981,219
Anhui Gujing Distillery Co. Ltd., Class B	901,180	13,213,883
Anhui Kouzi Distillery Co. Ltd., Class A	482,708	5,798,603
Anjoy Foods Group Co Ltd., Class A	174,100	3,415,262
ANTA Sports Products Ltd.(c)	9,199,200	140,501,235
Ascentage Pharma Group International(a)(b)(c)	1,545,700	3,627,821
Asia Cement China Holdings Corp	5,390,000	3,369,456
Asymchem Laboratories Tianjin Co. Ltd., Class A	153,600	8,277,447
Autobio Diagnostics Co. Ltd., Class A	408,237	3,352,214
Autohome Inc., ADR	643,580	19,687,112
Avary Holding Shenzhen Co. Ltd., Class A	837,100	4,613,042
AVIC Electromechanical Systems Co. Ltd., Class A	2,255,200	4,462,529
AVIC Industry-Finance Holdings Co. Ltd., Class A	10,176,091	6,284,775
AviChina Industry & Technology Co. Ltd., Class H	21,661,000	13,447,959
Baidu Inc., ADR(a)	2,367,640	360,923,042
Bank of Beijing Co. Ltd., Class A	16,831,506	12,036,701
Bank of Chengdu Co. Ltd., Class A	3,466,008	7,926,539
Bank of China Ltd., Class A	18,391,100	9,031,981
Bank of China Ltd., Class H	683,868,000	266,230,969

Security	Shares	Value

China (continued)
Bank of Communications Co. Ltd., Class A	19,740,080	$14,964,311
Bank of Communications Co. Ltd., Class H	71,342,000	48,907,029
Bank of Hangzhou Co. Ltd., Class A	4,350,997	9,889,711
Bank of Jiangsu Co. Ltd., Class A	11,371,008	12,003,573
Bank of Nanjing Co. Ltd., Class A	7,519,222	11,642,591
Bank of Ningbo Co. Ltd., Class A	3,473,193	21,000,826
Bank of Shanghai Co. Ltd., Class A	10,237,235	11,346,450
Baoshan Iron & Steel Co. Ltd., Class A	12,174,673	13,954,180
Baozun Inc., ADR(a)(c)	515,945	5,432,901
BBMG Corp., Class A	17,920,236	8,195,166
BeiGene Ltd., ADR(a)(c)	403,270	84,896,400
Beijing Capital International Airport Co. Ltd., Class H(a)	16,424,000	10,519,727
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)(c)	1,042,000	1,431,866
Beijing Energy International Holding Co. Ltd.(a)	67,348,852	2,246,938
Beijing Enlight Media Co. Ltd., Class A	2,371,294	3,552,947
Beijing Enterprises Holdings Ltd.	3,695,000	12,631,365
Beijing Enterprises Water Group Ltd.	36,918,000	14,585,704
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	92,816,000	716,317
Beijing Kingsoft Office Software Inc., Class A	237,051	8,042,346
Beijing New Building Materials PLC, Class A	1,158,519	5,494,732
Beijing Roborock Technology Co. Ltd., Class A	43,779	4,393,286
Beijing Shiji Information Technology Co. Ltd., Class A	819,559	3,113,313
Beijing Shunxin Agriculture Co. Ltd., Class A	626,600	2,711,972
Beijing Sinnet Technology Co. Ltd., Class A	1,643,687	3,915,072
Beijing Tiantan Biological Products Corp. Ltd., Class A	939,197	4,079,516
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,780,000	3,856,269
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	241,493	9,626,383
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,708,000	16,965,392
BEST Inc., ADR(a)(c)	1,982,911	1,388,236
Betta Pharmaceuticals Co. Ltd., Class A	297,194	2,848,183
BGI Genomics Co. Ltd., Class A	338,400	4,577,679
Bilibili Inc., ADR(a)(c)	1,416,811	44,785,396
Bit Digital Inc.(a)	529,840	2,082,271
BOC Aviation Ltd.(b)	1,727,000	15,012,810
BOE Technology Group Co. Ltd., Class A	18,817,100	14,043,953
Bosideng International Holdings Ltd.(c)	28,046,000	15,957,254
Burning Rock Biotech Ltd., ADR(a)(c)	419,281	3,534,539
BYD Co. Ltd., Class A	1,027,586	41,321,088
BYD Co. Ltd., Class H	7,025,500	217,701,584
BYD Electronic International Co. Ltd.	5,800,500	16,367,918
By-Health Co Ltd, Class A	1,247,700	4,912,447
C&D International Investment Group Ltd.(c)	5,093,000	9,471,151
Caitong Securities Co. Ltd., Class A	4,266,331	6,352,962
Canaan Inc., ADR(a)(c)	847,615	4,466,931
CanSino Biologics Inc., Class H(a)(b)(c)	684,200	12,365,792
Canvest Environmental Protection Group Co. Ltd.	11,492,000	5,593,721
Central China Management Co. Ltd.	11,308,000	1,515,677
Central China Real Estate Ltd.	9,984,000	819,702
CGN New Energy Holdings Co. Ltd.(c)	12,680,000	8,439,002
CGN Power Co. Ltd., Class H(b)	88,055,000	24,964,560
Changchun High & New Technology Industry Group Inc., Class A	216,842	6,292,089
Changjiang Securities Co. Ltd., Class A	6,991,896	7,668,294

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	243,536	$5,975,729
Chaozhou Three-Circle Group Co. Ltd., Class A	1,460,253	8,087,234
China Aircraft Leasing Group Holdings Ltd.	5,002,000	3,614,998
China Animal Healthcare Ltd.(a)(d)	1,237,000	2
China Aoyuan Group Ltd.	10,262,000	1,710,525
China BlueChemical Ltd., Class H	20,554,000	6,154,501
China Bohai Bank Co. Ltd., Class H(b)	23,488,000	3,907,353
China Cinda Asset Management Co. Ltd., Class H	67,607,000	12,203,978
China CITIC Bank Corp. Ltd., Class H	71,709,000	33,696,999
China Coal Energy Co. Ltd., Class H	17,670,000	11,014,310
China Communications Services Corp. Ltd., Class H	20,898,000	11,465,083
China Conch Venture Holdings Ltd.	14,168,500	68,182,194
China Construction Bank Corp., Class A	4,843,268	4,633,611
China Construction Bank Corp., Class H	820,279,000	615,180,174
China CSSC Holdings Ltd., Class A	2,711,701	9,427,329
China Datang Corp. Renewable Power Co. Ltd., Class H	22,535,000	8,539,579
China Dongxiang Group Co. Ltd.(c)	39,790,000	3,004,133
China East Education Holdings Ltd.(b)(c)	5,145,500	2,993,881
China Education Group Holdings Ltd.	7,793,000	6,676,460
China Energy Engineering Corp. Ltd.(a)	16,610,625	7,099,906
China Everbright Bank Co. Ltd., Class A	20,483,182	10,854,543
China Everbright Bank Co. Ltd., Class H	22,767,000	8,467,223
China Everbright Environment Group Ltd.	32,024,148	22,992,548
China Everbright Greentech Ltd.(b)(c)	14,308,000	4,729,506
China Everbright Ltd.	8,100,000	8,920,475
China Everbright Water Ltd.(c)	10,957,800	2,546,070
China Evergrande Group(c)	33,656,000	6,888,347
China Feihe Ltd.(b)	30,090,000	35,905,180
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	10,448,000	4,502,943
China Galaxy Securities Co. Ltd., Class H	35,197,500	20,146,454
China Gas Holdings Ltd.	25,927,000	40,974,308
China Greatwall Technology Group Co. Ltd., Class A	2,178,600	4,608,804
China Harmony Auto Holding Ltd.	7,952,500	3,755,115
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	5,069,000	3,845,767
China Hongqiao Group Ltd.	20,002,000	28,002,966
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	21
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14
China International Capital Corp. Ltd., Class H(b)	13,896,800	33,809,830
China Jinmao Holdings Group Ltd.	46,732,000	15,540,420
China Jushi Co. Ltd., Class A	2,854,975	7,750,882
China Kepei Education Group Ltd.(c)	8,308,000	2,492,311
China Lesso Group Holdings Ltd.	9,765,000	15,034,044
China Life Insurance Co. Ltd., Class A	1,626,721	7,428,772
China Life Insurance Co. Ltd., Class H	63,029,000	104,415,718
China Lilang Ltd.	5,456,000	3,030,857
China Literature Ltd.(a)(b)(c)	3,543,400	19,230,557
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	13,857,000	7,678,040
China Longyuan Power Group Corp. Ltd., Class H	28,831,000	59,495,354
China Lumena New Materials Corp.(a)(c)(d)	64,600	—
China Maple Leaf Educational Systems Ltd.(a)	19,056,000	1,004,940
China Medical System Holdings Ltd.	11,772,000	20,961,850
China Meidong Auto Holdings Ltd.	5,022,000	23,646,027
China Mengniu Dairy Co. Ltd.	27,005,000	175,597,785
China Merchants Bank Co. Ltd., Class A	10,985,716	86,839,064

Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class H	33,033,464	$278,449,182
China Merchants Land Ltd.	26,226,000	2,620,996
China Merchants Port Holdings Co. Ltd.	12,018,270	22,659,202
China Merchants Securities Co. Ltd., Class A	3,866,381	9,728,374
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,929,366	10,573,852
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	18,128,617	11,235,030
China Minsheng Banking Corp. Ltd., Class H	45,819,220	17,846,518
China Modern Dairy Holdings Ltd.(c)	28,392,000	5,246,889
China Molybdenum Co. Ltd., Class A	11,286,071	10,826,667
China Molybdenum Co. Ltd., Class H	26,298,000	15,828,838
China National Building Material Co. Ltd., Class H	34,482,850	44,235,571
China National Chemical Engineering Co. Ltd., Class A	4,722,422	7,836,045
China National Nuclear Power Co. Ltd., Class A	10,094,009	11,874,077
China New Higher Education Group Ltd.(b)	10,035,000	3,686,533
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,004,000	15,763,348
China Oilfield Services Ltd., Class H	14,966,000	17,061,186
China Oriental Group Co. Ltd.	13,828,000	4,019,518
China Overseas Grand Oceans Group Ltd.	15,649,500	9,028,109
China Overseas Land & Investment Ltd.	32,124,000	98,079,929
China Overseas Property Holdings Ltd.	11,745,000	12,751,946
China Pacific Insurance Group Co. Ltd., Class A	3,805,642	16,005,167
China Pacific Insurance Group Co. Ltd., Class H	22,028,600	61,340,326
China Petroleum & Chemical Corp., Class A	17,338,050	11,975,469
China Petroleum & Chemical Corp., Class H	203,330,200	101,154,081
China Power International Development Ltd.	46,662,000	26,449,758
China Railway Group Ltd., Class A	11,416,266	11,263,527
China Railway Group Ltd., Class H	32,737,000	19,221,721
China Renaissance Holdings Ltd.(a)(b)	1,742,400	2,599,743
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	12,564,000	99,625,002
China Resources Cement Holdings Ltd.	19,794,000	16,937,523
China Resources Gas Group Ltd.	7,938,000	36,459,149
China Resources Land Ltd.	27,391,777	133,241,755
China Resources Medical Holdings Co. Ltd.	9,194,000	5,182,934
China Resources Microelectronics Ltd.	562,966	5,228,789
China Resources Mixc Lifestyle Services Ltd.(b)	4,902,400	25,216,287
China Resources Power Holdings Co. Ltd.	16,690,000	37,278,281
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,053,527	5,972,455
China Ruyi Holdings Ltd.(a)(c)	25,303,200	7,530,835
China SCE Group Holdings Ltd.	19,545,200	3,924,152
China Shenhua Energy Co. Ltd., Class A	3,751,429	15,019,706
China Shenhua Energy Co. Ltd., Class H	28,530,000	78,628,232
China Shineway Pharmaceutical Group Ltd.	4,310,000	3,529,803
China South City Holdings Ltd.	45,770,000	3,820,728
China Southern Airlines Co. Ltd., Class A(a)	6,598,384	7,244,876
China Southern Airlines Co. Ltd., Class H(a)(c)	13,020,000	8,237,300
China State Construction Engineering Corp. Ltd., Class A	19,634,319	15,861,498
China State Construction International Holdings Ltd.	17,448,000	24,572,304
China Suntien Green Energy Corp. Ltd., Class H	15,239,000	10,151,160
China Taiping Insurance Holdings Co. Ltd.	13,052,508	15,449,046
China Three Gorges Renewables Group Co. Ltd.	14,634,632	16,518,637
China Tobacco International HK Co. Ltd.(c)	3,470,000	6,488,705

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tourism Group Duty Free Corp. Ltd., Class A	1,013,579	$32,737,478
China Tower Corp. Ltd., Class H(b)	340,900,000	39,733,089
China Traditional Chinese Medicine Holdings Co. Ltd.	23,474,000	13,381,580
China Travel International Investment Hong Kong Ltd.(a)	31,628,000	6,212,401
China United Network Communications Ltd., Class A	15,823,925	9,587,065
China Vanke Co. Ltd., Class A	5,379,668	16,374,041
China Vanke Co. Ltd., Class H	13,742,087	32,639,954
China Vast Industrial Urban Development Co. Ltd.(b)	972,000	211,878
China Water Affairs Group Ltd.(c)	9,026,000	9,971,604
China Yangtze Power Co. Ltd., Class A	11,911,330	43,823,129
China Yuchai International Ltd.	133,281	1,648,686
China Yuhua Education Corp. Ltd.(b)(c)	14,946,000	3,869,498
China Zhenhua Group Science & Technology Co. Ltd., Class A	310,300	5,783,614
China Zheshang Bank Co. Ltd., Class A	19,060,700	10,357,735
China Zhongwang Holdings Ltd.(a)(c)(d)	15,649,600	2,460,908
Chinasoft International Ltd.	22,718,000	20,727,921
Chindata Group Holdings Ltd., ADR(a)(c)	930,165	5,106,606
Chongqing Brewery Co. Ltd., Class A(a)	317,900	6,750,266
Chongqing Changan Automobile Co. Ltd., Class A	3,453,096	7,139,832
Chongqing Zhifei Biological Products Co. Ltd., Class A	832,576	17,039,549
CIFI Ever Sunshine Services Group Ltd.	6,574,000	11,955,262
CIFI Holdings Group Co. Ltd.	29,306,500	20,418,169
CIMC Enric Holdings Ltd.(c)	7,368,000	8,812,668
CITIC Ltd.	49,570,000	57,844,434
CITIC Securities Co. Ltd., Class A	6,849,106	25,383,680
CITIC Securities Co. Ltd., Class H	21,718,900	52,618,408
CMGE Technology Group Ltd.(a)(c)	14,908,000	5,271,485
COFCO Joycome Foods Ltd.(a)(c)	21,791,000	9,506,652
Colour Life Services Group Co. Ltd.(c)	4,454,000	445,964
Concord New Energy Group Ltd.	78,670,000	7,377,298
Contemporary Amperex Technology Co. Ltd., Class A	1,240,247	106,238,687
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	6,870,246	19,290,114
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	28,485,100	57,574,789
COSCO SHIPPING International Hong Kong Co. Ltd.	11,888,000	3,747,212
COSCO SHIPPING Ports Ltd.	16,030,000	13,209,899
Country Garden Holdings Co. Ltd.	65,131,733	50,602,904
Country Garden Services Holdings Co. Ltd.	16,940,000	101,334,362
CPMC Holdings Ltd.	7,749,000	4,285,354
CRRC Corp. Ltd., Class A	12,430,200	11,425,829
CRRC Corp. Ltd., Class H	37,530,000	16,679,608
CSC Financial Co. Ltd., Class A	2,367,992	9,695,294
CSPC Pharmaceutical Group Ltd.	76,783,760	91,016,602
CStone Pharmaceuticals(a)(b)(c)	5,802,000	4,809,698
Dada Nexus Ltd., ADR(a)	515,949	4,287,536
Dali Foods Group Co. Ltd.(b)	18,016,000	9,488,707
Daqin Railway Co. Ltd., Class A	7,615,200	8,209,776
Daqo New Energy Corp., ADR(a)	500,805	24,018,608
DaShenLin Pharmaceutical Group Co. Ltd., Class A	670,374	3,789,953
DHC Software Co. Ltd., Class A	3,668,498	4,809,638
DiDi Global Inc., ADR(a)	1,896,225	7,774,522

Security	Shares	Value

China (continued)
Differ Group Holding Co. Ltd.(a)(c)	29,544,000	$9,121,677
Digital China Holdings Ltd.	9,098,000	4,966,754
Dongfeng Motor Group Co. Ltd., Class H	23,056,000	19,844,903
Dongxing Securities Co. Ltd., Class A	3,514,467	5,750,070
Dongyue Group Ltd.	12,773,000	18,530,297
DouYu International Holdings Ltd., ADR(a)(c)	1,247,098	2,569,022
East Money Information Co. Ltd., Class A	5,581,993	23,791,970
Ecovacs Robotics Co. Ltd., Class A	300,000	6,433,796
EHang Holdings Ltd., ADR(a)(c)	258,882	3,846,987
ENN Energy Holdings Ltd.	6,780,100	98,192,072
Eve Energy Co. Ltd., Class A	1,027,831	14,750,156
Everbright Securities Co. Ltd., Class A	2,541,786	5,367,567
Everest Medicines Ltd.(a)(b)(c)	1,316,500	4,067,282
Excellence Commercial Property & Facilities Management Group Ltd.(a)	4,223,000	2,531,304
Fangda Carbon New Material Co. Ltd., Class A	3,056,284	5,011,085
Fanhua Inc., ADR	440,827	2,944,724
Far East Horizon Ltd.	14,392,000	12,265,595
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,342,698	3,669,220
FinVolution Group, ADR	1,023,213	4,164,477
Fire Rock Holdings Ltd.	19,116,000	1,214,800
First Capital Securities Co. Ltd., Class A	3,750,900	3,793,705
Flat Glass Group Co. Ltd., Class A	775,200	6,069,029
Flat Glass Group Co. Ltd., Class H(c)	3,565,000	14,741,894
Focus Media Information Technology Co. Ltd., Class A	8,530,999	10,379,405
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,825,305	28,767,307
Fosun International Ltd.	22,133,500	24,014,924
Founder Securities Co. Ltd., Class A	7,751,587	8,848,272
Foxconn Industrial Internet Co. Ltd., Class A	4,645,334	8,233,149
Fu Shou Yuan International Group Ltd.	9,795,000	7,260,845
Fufeng Group Ltd.(a)	17,086,400	6,397,572
Fuyao Glass Industry Group Co. Ltd., Class A	1,177,100	8,261,424
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,071,600	24,881,746
Ganfeng Lithium Co. Ltd., Class A	654,084	15,904,103
Ganfeng Lithium Co. Ltd., Class H(b)(c)	2,182,200	37,036,720
Gaotu Techedu Inc., ADR(a)(c)	1,129,144	1,976,002
GDS Holdings Ltd., ADR(a)(c)	762,824	33,960,924
Geely Automobile Holdings Ltd.	50,252,000	93,601,517
Gemdale Corp., Class A	3,115,396	6,268,472
Gemdale Properties & Investment Corp. Ltd., NVS	64,586,000	7,107,716
Genertec Universal Medical Group Co. Ltd.(b)(c)	11,355,500	8,025,765
Genscript Biotech Corp.(a)	10,040,000	39,808,781
GF Securities Co. Ltd., Class A	2,901,330	8,593,133
GF Securities Co. Ltd., Class H	10,074,800	15,125,117
Gigadevice Semiconductor Beijing Inc., Class A	382,035	9,354,597
Ginlong Technologies Co. Ltd., Class A	144,900	5,850,678
Glory Sun Financial Group Ltd.(a)(c)	151,896,000	3,382,119
GoerTek Inc., Class A	1,878,562	13,152,662
GOME Retail Holdings Ltd.(a)(c)	107,665,000	8,011,981
Gotion High-tech Co. Ltd., Class A(a)	940,400	6,453,007
Grand Pharmaceutical Group Ltd., Class A	12,761,000	10,097,936
Great Wall Motor Co. Ltd., Class A	1,278,900	7,469,314
Great Wall Motor Co. Ltd., Class H	26,359,000	55,493,608
Gree Electric Appliances Inc. of Zhuhai, Class A	1,514,800	8,817,629
Greenland Holdings Corp. Ltd., Class A	6,017,803	4,125,132
Greenland Hong Kong Holdings Ltd.	9,314,000	1,594,399
Greentown China Holdings Ltd.	7,322,500	10,999,002

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown Management Holdings Co. Ltd.(b)	6,828,000	$5,567,580
Greentown Service Group Co. Ltd.	12,444,000	12,500,280
Guangdong Haid Group Co. Ltd., Class A	1,009,920	10,572,309
Guangdong Investment Ltd.	24,860,000	33,453,968
Guangdong Kinlong Hardware Products Co. Ltd., Class A	237,400	3,985,236
Guangzhou Automobile Group Co. Ltd., Class H	25,169,200	24,918,812
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,674,488	7,896,878
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	317,300	4,229,461
Guangzhou R&F Properties Co. Ltd., Class H(c)	11,916,000	5,072,642
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	469,783	6,398,086
Guangzhou Tinci Materials Technology Co. Ltd., Class A	581,498	9,868,759
Guosen Securities Co. Ltd., Class A	5,632,567	9,265,964
Guotai Junan Securities Co. Ltd., Class A	3,581,425	9,513,221
Guoyuan Securities Co. Ltd., Class A	4,492,071	5,050,947
Haidilao International Holding Ltd.(b)(c)	9,203,000	21,191,550
Haier Smart Home Co. Ltd., Class A	4,091,337	16,586,423
Haier Smart Home Co. Ltd., Class H	19,076,400	66,845,223
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,756,000	4,967,145
Haitian International Holdings Ltd.	5,463,000	14,555,068
Haitong Securities Co. Ltd., Class A	6,040,131	10,784,059
Haitong Securities Co. Ltd., Class H	20,654,400	17,772,875
Hangzhou First Applied Material Co. Ltd., Class A	594,200	11,276,485
Hangzhou Robam Appliances Co. Ltd., Class A	817,809	4,325,492
Hangzhou Silan Microelectronics Co. Ltd., Class A	838,900	7,668,188
Hangzhou Steam Turbine Co. Ltd., Class B	3,907,263	7,439,930
Hangzhou Tigermed Consulting Co. Ltd., Class A	244,774	3,971,093
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	980,500	11,031,654
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,030,000	21,410,979
Harbin Electric Co. Ltd., Class H	8,374,000	2,959,180
Hefei Meiya Optoelectronic Technology Inc., Class A	602,460	3,457,329
Hello Group Inc., ADR	1,285,907	12,254,694
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,799,747	8,236,370
Hengan International Group Co. Ltd.	5,262,500	27,908,471
Hengli Petrochemical Co. Ltd., Class A	3,196,930	12,716,224
Hengyi Petrochemical Co. Ltd., Class A	3,286,961	5,241,476
Hi Sun Technology China Ltd.(a)(c)	25,368,000	3,217,720
Hithink RoyalFlush Information Network Co. Ltd., Class A	361,702	6,211,997
Hongfa Technology Co. Ltd., Class A	420,620	4,203,687
Hope Education Group Co. Ltd.(b)(c)	31,332,000	3,183,302
Hopson Development Holdings Ltd.(c)	6,313,490	12,996,656
Hoshine Silicon Industry Co. Ltd., Class A	254,500	6,053,741
Hua Han Health Industry Holdings Ltd.(a)(d)	22,424,288	29
Hua Hong Semiconductor Ltd.(a)(b)	4,479,000	23,334,555
Hua Medicine(a)(b)	6,793,000	3,303,227
Huabao International Holdings Ltd.(c)	8,359,000	4,795,625
Huadong Medicine Co. Ltd., Class A	1,193,051	7,197,787
Huafon Chemical Co. Ltd., Class A	3,409,866	5,215,293
Hualan Biological Engineering Inc., Class A	1,103,320	4,505,057
Huaneng Power International Inc., Class H	36,994,000	21,716,055
Huatai Securities Co. Ltd., Class A	3,958,551	9,977,122

Security	Shares	Value

China (continued)
Huatai Securities Co. Ltd., Class H(b)	12,229,400	$20,023,225
Huaxia Bank Co. Ltd., Class A	12,091,018	10,792,855
Huaxin Cement Co. Ltd., Class A	1,292,269	4,204,561
Huayu Automotive Systems Co. Ltd., Class A	1,945,810	7,848,940
Huazhu Group Ltd., ADR(a)	1,565,252	64,738,823
Huizhou Desay Sv Automotive Co. Ltd., Class A	258,000	5,434,832
Humanwell Healthcare Group Co. Ltd., Class A	958,900	2,839,888
Hundsun Technologies Inc., Class A	1,104,787	9,181,707
Hutchmed China Ltd, ADR(a)(c)	753,688	20,537,998
HUYA Inc., ADR(a)(c)	691,475	3,630,244
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	2,967,200	16,199,204
iClick Interactive Asia Group Ltd., ADR(a)(c)	724,513	1,753,321
Iflytek Co. Ltd., Class A	1,294,284	10,113,888
I-Mab, ADR(a)(c)	345,655	8,544,592
IMAX China Holding Inc.(b)	1,404,900	1,959,590
Imeik Technology Development Co. Ltd., Class A	118,100	9,127,584
Industrial & Commercial Bank of China Ltd., Class A	32,604,380	24,087,023
Industrial & Commercial Bank of China Ltd., Class H	489,560,000	292,245,318
Industrial Bank Co. Ltd., Class A	10,821,079	37,910,258
Industrial Securities Co. Ltd., Class A	5,874,924	7,641,689
Ingenic Semiconductor Co. Ltd., Class A	272,303	4,831,280
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	26,188,100	11,177,714
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	5,658,600	4,453,941
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,184,262	19,972,980
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,508,195	10,123,143
Innovent Biologics Inc.(a)(b)(c)	9,997,000	45,116,264
Inspur Electronic Information Industry Co. Ltd., Class A	1,387,772	7,256,744
Inspur International Ltd.(a)	6,426,000	3,070,379
Intco Medical Technology Co. Ltd., Class A	347,450	2,817,861
iQIYI Inc., ADR(a)(c)	2,419,029	10,014,780
JA Solar Technology Co. Ltd., Class A	862,300	13,064,056
Jafron Biomedical Co. Ltd., Class A	558,173	4,062,937
Jason Furniture Hangzhou Co. Ltd., Class A	605,259	6,775,248
JCET Group Co. Ltd., Class A	1,171,000	5,231,286
JD Health International Inc.(a)(b)	3,016,800	22,516,522
JDcom Inc, Class A(a)	17,150,063	612,590,331
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,264,100	6,870,800
Jiangsu Expressway Co. Ltd., Class H	9,706,000	10,384,859
Jiangsu Hengli Hydraulic Co. Ltd., Class A	793,296	8,455,742
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,274,983	20,856,644
Jiangsu King’s Luck Brewery JSC Ltd., Class A	891,856	7,399,184
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	791,351	20,756,376
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,753,500	5,211,763
Jiangxi Copper Co. Ltd., Class H	11,557,000	20,802,603
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,661,200	2,913,797
Jiayuan International Group Ltd.	16,534,000	5,239,911
Jinchuan Group International Resources Co. Ltd.(c)	36,103,000	6,450,834
Jinke Properties Group Co. Ltd., Class A	3,826,200	2,725,731
JinkoSolar Holding Co. Ltd., ADR(a)(c)	322,585	16,326,027
Jinmao Property Services Co. Ltd.	705,921	179,403
Jinxin Fertility Group Ltd.(a)(b)(c)	10,966,500	12,822,925
JiuGui Liquor Co. Ltd., Class A	215,400	5,853,150

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiumaojiu International Holdings Ltd.(b)(c)	6,366,000	$14,301,224
JNBY Design Ltd.	2,573,500	3,474,002
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	610,442	3,348,473
JOYY Inc., ADR	476,741	22,068,341
Juewei Food Co. Ltd., Class A	462,300	3,883,243
JW Cayman Therapeutics Co. Ltd.(a)(b)(c)	2,056,500	2,612,581
Kaisa Group Holdings Ltd.(c)	27,556,000	2,510,140
Kangji Medical Holdings Ltd.(c)	3,802,500	3,810,047
Kanzhun Ltd.(a)(c)	643,791	20,794,449
KE Holdings Inc., ADR(a)	3,050,306	59,206,439
Kingboard Holdings Ltd.	5,990,200	28,023,042
Kingboard Laminates Holdings Ltd.	8,596,000	14,323,915
Kingdee International Software Group Co. Ltd.(a)(c)	22,385,000	55,327,702
Kingfa Sci & Tech Co. Ltd., Class A	1,979,800	3,384,355
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	709,226	4,780,183
Kingsoft Corp. Ltd.	8,202,000	30,673,899
Konka Group Co. Ltd., Class B	9,737,118	2,689,329
Koolearn Technology Holding Ltd.(a)(b)(c)	3,614,000	2,267,142
Kuaishou Technology(a)(b)	4,042,200	46,778,002
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,419,500	4,574,606
Kunlun Energy Co. Ltd.	34,056,000	33,500,321
Kweichow Moutai Co. Ltd., Class A	655,592	186,443,323
KWG Group Holdings Ltd.	10,939,000	5,121,896
KWG Living Group Holdings Ltd.	11,406,999	4,725,370
LB Group Co. Ltd., Class A	1,587,607	6,705,969
Lee & Man Paper Manufacturing Ltd.	12,846,000	8,258,114
Legend Biotech Corp., ADR(a)	390,062	15,442,555
Lenovo Group Ltd.(c)	62,478,000	69,573,562
Lens Technology Co. Ltd., Class A	2,831,515	6,550,307
Lepu Medical Technology Beijing Co. Ltd., Class A	1,468,900	5,016,883
LexinFintech Holdings Ltd., ADR(a)(c)	1,016,005	3,606,818
Li Auto Inc., ADR(a)(c)	4,759,198	144,917,579
Li Ning Co. Ltd.	19,995,500	199,718,038
Lifetech Scientific Corp., NVS(a)	32,488,000	12,893,204
Lingyi iTech Guangdong Co., Class A(a)	4,866,633	4,644,725
Logan Group Co. Ltd.(c)	11,087,000	3,688,762
Longfor Group Holdings Ltd.(b)	15,549,000	83,148,639
LONGi Green Energy Technology Co. Ltd., Class A	2,824,985	35,164,002
Lonking Holdings Ltd.	21,099,000	5,623,424
Lufax Holding Ltd., ADR(a)	5,175,127	33,483,072
Luxshare Precision Industry Co. Ltd., Class A	4,168,716	28,910,394
Luye Pharma Group Ltd., NVS(a)(b)	16,001,000	6,463,975
Luzhou Laojiao Co. Ltd., Class A	771,108	26,632,641
LVGEM China Real Estate Investment Co. Ltd.(a)(c)	11,842,000	2,030,594
Mango Excellent Media Co. Ltd., Class A	1,098,932	5,988,038
Maoyan Entertainment(a)(b)(c)	5,452,400	5,958,832
Maxscend Microelectronics Co. Ltd., Class A	189,420	8,139,920
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,707,928	3,087,152
Meitu Inc.(a)(b)(c)	23,040,000	3,715,276
Meituan, Class B(a)(b)	34,909,900	775,528,923
Metallurgical Corp. of China Ltd., Class A	12,647,000	8,202,585
MH Development Ltd.(a)(d)	4,108,000	262,405
Microport Scientific Corp.(c)	5,572,300	15,499,805
Midea Real Estate Holding Ltd.(b)	2,701,000	3,957,687
Ming Yang Smart Energy Group Ltd., Class A	1,145,800	4,711,557
Ming Yuan Cloud Group Holdings Ltd.(c)	4,488,000	8,857,888

Security	Shares	Value

China (continued)
Minth Group Ltd.	6,502,000	$23,509,962
MMG Ltd.(a)	25,143,999	9,107,899
Mobvista Inc.(a)(b)(c)	5,875,000	4,727,141
Montage Technology Co. Ltd., Class A	555,600	6,829,779
Muyuan Foods Co. Ltd., Class A	2,763,562	25,146,063
Nanjing Securities Co. Ltd., Class A	3,396,487	4,779,708
NARI Technology Co. Ltd., Class A	3,171,756	17,902,017
National Silicon Industry Group Co. Ltd., Class A(a)	1,342,419	5,217,414
NAURA Technology Group Co. Ltd., Class A	280,675	13,605,980
NavInfo Co. Ltd., Class A(a)	1,958,250	5,331,727
NetDragon Websoft Holdings Ltd.	2,800,000	6,278,883
NetEase Inc.	17,611,635	340,638,918
New China Life Insurance Co. Ltd., Class A	1,207,801	7,307,834
New China Life Insurance Co. Ltd., Class H	6,519,100	18,656,836
New Hope Liuhe Co. Ltd., Class A(a)	2,879,144	7,043,338
New Oriental Education & Technology Group Inc., ADR(a)	13,169,013	19,885,210
Newborn Town Inc.(a)	6,424,000	3,623,911
Nexteer Automotive Group Ltd.(c)	7,664,000	7,676,103
Nine Dragons Paper Holdings Ltd.	14,252,000	13,652,942
Ninestar Corp., Class A	1,120,500	8,916,455
Ningbo Tuopu Group Co. Ltd., Class A	622,200	6,014,068
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,748,100	10,439,937
NIO Inc., ADR(a)(c)	11,235,982	256,629,829
Niu Technologies, ADR(a)(c)	314,761	3,915,627
Noah Holdings Ltd., ADR(a)(c)	291,618	8,270,286
Nongfu Spring Co. Ltd., Class H(b)	14,873,600	93,279,996
Offshore Oil Engineering Co. Ltd., Class A	2,570,800	2,013,060
OFILM Group Co. Ltd., Class A(a)	2,393,989	3,044,678
OneConnect Financial Technology Co. Ltd., ADR(a)	1,271,215	2,008,520
Oppein Home Group Inc., Class A	379,580	7,612,219
Orient Securities Co. Ltd., Class A	4,042,168	7,906,561
Ovctek China Inc., Class A	573,165	3,741,062
Peijia Medical Ltd.(a)(b)(c)	2,249,000	3,539,874
People’s Insurance Co. Group of China Ltd. (The), Class H	75,459,000	24,266,520
Perfect World Co. Ltd., Class A	1,323,186	2,778,767
PetroChina Co. Ltd., Class A	11,234,800	10,357,979
PetroChina Co. Ltd., Class H	180,422,000	96,638,646
Pharmaron Beijing Co. Ltd., Class A	388,700	7,459,806
Pharmaron Beijing Co. Ltd., Class H(b)	1,124,700	13,635,913
PICC Property & Casualty Co. Ltd., Class H	57,385,040	60,574,864
Pinduoduo Inc., ADR(a)(c)	3,743,351	194,130,183
Ping An Bank Co. Ltd., Class A	10,198,836	25,520,798
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	3,966,000	12,290,288
Ping An Insurance Group Co. of China Ltd., Class A	5,875,612	47,363,937
Ping An Insurance Group Co. of China Ltd., Class H	54,004,500	418,732,660
Poly Developments and Holdings Group Co. Ltd., Class A	6,484,211	16,239,382
Poly Property Group Co. Ltd.	17,531,000	4,755,934
Postal Savings Bank of China Co. Ltd., Class A	12,910,500	11,436,968
Postal Savings Bank of China Co. Ltd., Class H(b)	68,325,000	56,100,555
Pou Sheng International Holdings Ltd.(a)	24,527,000	3,624,517
Power Construction Corp. of China Ltd., Class A	8,474,044	10,346,706
Powerlong Commercial Management Holdings Ltd.(c)	2,208,500	3,864,989
Powerlong Real Estate Holdings Ltd.	10,688,000	5,122,973

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Q Technology Group Co. Ltd.	4,707,000	$4,445,191
Redco Properties Group Ltd.(b)(c)	10,976,000	3,005,738
Redsun Properties Group Ltd.(c)	16,239,000	4,654,795
RiseSun Real Estate Development Co. Ltd., Class A	6,375,562	3,982,183
RLX Technology Inc., ADR(a)(c)	5,052,579	15,561,943
Road King Infrastructure Ltd.	3,428,000	3,261,522
Rongsheng Petrochemical Co. Ltd., Class A	5,335,300	16,033,747
Ronshine China Holdings Ltd.(c)	6,932,500	2,220,099
SAIC Motor Corp. Ltd., Class A	3,953,900	11,401,275
Sangfor Technologies Inc., Class A	282,200	6,545,409
Sany Heavy Equipment International Holdings Co. Ltd.	10,583,000	10,974,536
Sany Heavy Industry Co. Ltd., Class A	4,454,211	13,918,631
Satellite Chemical Co. Ltd., Class A	999,600	7,167,805
SDIC Capital Co. Ltd., Class A	5,820,140	6,848,029
SDIC Power Holdings Co. Ltd., Class A	4,755,228	7,542,962
Seazen Group Ltd.	18,340,000	9,677,217
Seazen Holdings Co. Ltd., Class A	1,454,526	6,957,065
SF Holding Co. Ltd., Class A	2,489,092	23,881,557
SG Micro Corp., Class A	155,400	8,600,851
Shaanxi Coal Industry Co. Ltd., Class A	5,679,190	12,830,755
Shandong Gold Mining Co. Ltd., Class A	2,351,601	7,676,115
Shandong Gold Mining Co. Ltd., Class H(b)(c)	4,631,500	8,697,015
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,486,950	8,353,142
Shandong Linglong Tyre Co. Ltd., Class A	929,741	4,139,635
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,503,600	29,692,015
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	566,260	4,080,664
Shanghai Baosight Software Co. Ltd., Class A	827,467	7,078,248
Shanghai Baosight Software Co. Ltd., Class B	3,327,447	14,369,760
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,792,409	4,348,507
Shanghai Construction Group Co. Ltd., Class A	9,871,400	5,118,793
Shanghai Electric Group Co. Ltd., Class A	7,068,100	4,946,744
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,060,100	7,147,736
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,240,500	17,002,322
Shanghai Haixin Group Co., Class B	7,336,491	2,494,407
Shanghai Industrial Holdings Ltd.	4,992,000	7,588,995
Shanghai Industrial Urban Development Group Ltd.	28,906,200	2,750,531
Shanghai International Airport Co. Ltd., Class A(a)	706,703	5,879,442
Shanghai International Port Group Co. Ltd., Class A	9,105,900	8,242,790
Shanghai Jinjiang International Hotels Co. Ltd., Class A	717,678	6,420,216
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,700,113	9,533,801
Shanghai M&G Stationery Inc., Class A	668,947	5,766,311
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,309,100	13,193,390
Shanghai Pudong Development Bank Co. Ltd., Class A	15,054,733	20,039,049
Shanghai Putailai New Energy Technology Co. Ltd., Class A	425,960	9,908,884
Shanghai RAAS Blood Products Co. Ltd., Class A	5,365,234	5,682,254
Shanxi Meijin Energy Co. Ltd., Class A(a)	2,804,943	6,411,586

Security	Shares	Value

China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	651,419	$30,318,978
Shengyi Technology Co. Ltd., Class A	1,676,308	5,183,731
Shennan Circuits Co. Ltd., Class A	309,671	5,772,704
Shenwan Hongyuan Group Co. Ltd., Class A	13,746,692	10,009,926
Shenzhen Goodix Technology Co. Ltd., Class A	307,952	4,459,596
Shenzhen Inovance Technology Co. Ltd., Class A	1,391,982	14,167,342
Shenzhen International Holdings Ltd.	9,296,250	9,578,684
Shenzhen Investment Ltd.	26,516,000	5,977,572
Shenzhen Kangtai Biological Products Co. Ltd., Class A	401,700	5,369,736
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	635,846	33,064,498
Shenzhen Overseas Chinese Town Co. Ltd., Class A	6,060,902	6,630,625
Shenzhen Sunway Communication Co. Ltd., Class A	877,900	2,970,000
Shenzhen Transsion Holding Co. Ltd., Class A	386,966	8,295,804
Shenzhou International Group Holdings Ltd.	7,045,300	118,337,141
Shimao Group Holdings Ltd.(c)	9,565,500	5,740,236
Shimao Services Holdings Ltd.(b)(c)	7,149,000	5,224,635
Shoucheng Holdings Ltd.	23,920,800	3,956,966
Shougang Fushan Resources Group Ltd.	30,050,000	9,936,481
Shui On Land Ltd.	45,217,666	6,604,328
Sichuan Chuantou Energy Co. Ltd., Class A	3,626,946	6,919,788
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,536,320	4,234,097
Sichuan Swellfun Co. Ltd., Class A	332,800	5,265,824
Sihuan Pharmaceutical Holdings Group Ltd.(c)	35,429,000	7,596,983
Silergy Corp.	680,000	90,610,773
Sino Biopharmaceutical Ltd.	88,561,000	56,534,219
Sinofert Holdings Ltd.	32,008,000	4,594,487
Sinolink Securities Co. Ltd., Class A	2,824,700	4,551,420
Sinoma Science & Technology Co. Ltd., Class A	979,400	4,658,648
Sino-Ocean Group Holding Ltd.(c)	28,290,500	6,085,205
Sinopec Engineering Group Co. Ltd., Class H	15,110,500	7,228,645
Sinopec Kantons Holdings Ltd.	12,946,000	4,845,610
Sinopharm Group Co. Ltd., Class H	11,286,000	27,359,332
Sinotruk Hong Kong Ltd.	5,990,000	8,941,075
Skshu Paint Co. Ltd., Class A	299,680	4,219,459
Skyfame Realty Holdings Ltd.	51,006,000	5,547,961
Skyworth Group Ltd.(a)(c)	14,526,000	8,206,136
Smoore International Holdings Ltd.(b)	15,384,000	57,106,252
SOHO China Ltd.(a)	19,623,000	3,992,600
Sohu.com Ltd., ADR(a)(c)	291,441	5,345,028
Songcheng Performance Development Co. Ltd., Class A	2,146,656	5,267,409
SOS Ltd., ADR(a)(c)	2,031,915	1,479,234
SSY Group Ltd.(c)	12,052,411	5,628,366
StarPower Semiconductor Ltd., Class A	95,900	5,530,453
Sun Art Retail Group Ltd.	17,394,500	6,275,625
Sun King Technology Group Ltd.	9,396,000	3,831,396
Sunac China Holdings Ltd.	26,108,000	21,340,659
Sunac Services Holdings Ltd.(a)(b)	8,321,000	7,111,679
Sungrow Power Supply Co. Ltd., Class A	785,200	15,204,612
Suningcom Co Ltd, Class A(a)	7,050,071	4,021,734
Sunny Optical Technology Group Co. Ltd.	6,119,000	146,635,413
Sunwoda Electronic Co. Ltd., Class A	1,112,200	6,523,956
Superb Summit International Group Ltd.(a)(d)	1,998,771	624
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,388,200	4,905,986

S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Suzhou Maxwell Technologies Co. Ltd., Class A	63,600	$5,552,791
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	363,800	5,193,700
SY Holdings Group Ltd.(c)	7,269,000	6,753,121
TAL Education Group, ADR(a)	3,570,146	10,139,215
TBEA Co. Ltd., Class A	2,094,201	6,748,168
TCL Electronics Holdings Ltd.	9,417,000	4,414,575
TCL Technology Group Corp., Class A	8,899,400	7,865,253
Tencent Holdings Ltd.	49,154,900	2,652,462,865
Tencent Music Entertainment Group, ADR(a)	5,711,087	30,782,759
Thunder Software Technology Co. Ltd., Class A	338,000	7,529,843
Tian Lun Gas Holdings Ltd.(c)	4,131,500	3,416,649
Tiangong International Co. Ltd.(c)	12,774,000	6,028,929
Tianjin Port Development Holdings Ltd.	47,558,000	3,831,880
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,794,991	13,743,098
Tianli Education International Holdings Ltd.(a)(d)	14,731,000	2,921,770
Tianma Microelectronics Co. Ltd., Class A	3,201,832	5,949,800
Tianneng Power International Ltd.(c)	5,996,000	5,500,654
Tianshui Huatian Technology Co. Ltd., Class A	2,787,007	5,311,772
Times Neighborhood Holdings Ltd.(c)	7,626,000	2,603,690
Tingyi Cayman Islands Holding Corp.	16,990,000	37,588,711
Toly Bread Co. Ltd., Class A	846,026	3,341,994
Tong Ren Tang Technologies Co. Ltd., Class H	6,922,000	5,990,576
Tongcheng Travel Holdings Ltd.(a)	8,269,600	15,401,702
Tongdao Liepin Group(a)	2,192,800	5,275,336
Tongwei Co. Ltd., Class A	2,362,659	16,203,668
Topchoice Medical Corp., Class A(a)	190,099	4,877,308
Topsports International Holdings Ltd.(b)	12,080,000	12,557,493
Towngas Smart Energy Co. Ltd.(a)	10,653,000	7,568,938
TravelSky Technology Ltd., Class H	7,765,000	14,626,571
Trina Solar Co. Ltd.	885,150	10,830,364
Trip.com Group Ltd., ADR(a)	4,355,774	112,466,085
Truly International Holdings Ltd.	16,942,000	5,878,681
Tsingtao Brewery Co. Ltd., Class A	477,800	7,123,811
Tsingtao Brewery Co. Ltd., Class H	4,432,000	42,639,564
Unigroup Guoxin Microelectronics Co. Ltd., Class A	355,010	12,467,404
Uni-President China Holdings Ltd.	11,145,000	11,589,401
Unisplendour Corp. Ltd., Class A	1,915,261	6,676,441
Untrade Cteg(d)	33,362,000	526,690
Untrade SMI Holdings(a)(d)	12,533,884	16
Up Fintech Holding Ltd., ADR(a)(c)	883,680	3,985,397
Uxin Ltd., ADR(a)(c)	2,184,871	2,250,417
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,035,500	5,659,146
Vinda International Holdings Ltd.(c)	3,419,000	9,734,695
Vipshop Holdings Ltd., ADR(a)	3,878,995	33,630,887
Viva Biotech Holdings(b)(c)	7,861,000	3,026,018
Vnet Group Inc., ADR(a)(c)	846,401	6,661,176
Walvax Biotechnology Co. Ltd., Class A	926,689	6,906,608
Wanhua Chemical Group Co. Ltd., Class A	1,714,386	25,956,671
Want Want China Holdings Ltd.(c)	42,493,000	45,234,882
Weibo Corp., ADR(a)(c)	521,731	14,311,081
Weichai Power Co. Ltd., Class A	3,961,200	9,584,415
Weichai Power Co. Ltd., Class H	16,206,000	27,422,642
Weimob Inc.(a)(b)(c)	16,582,000	10,966,568
Wens Foodstuffs Group Co. Ltd., Class A(a)	3,923,641	12,133,512
West China Cement Ltd.	28,416,000	4,878,282
Western Securities Co. Ltd., Class A	5,692,581	6,872,242
Wharf Holdings Ltd. (The)	12,061,000	43,636,586

Security	Shares	Value

China (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	467,303	$18,338,289
Wingtech Technology Co. Ltd., Class A	729,400	13,592,959
Winning Health Technology Group Co. Ltd., Class A	1,929,785	3,507,930
Wisdom Education International Holdings Co. Ltd.(c)	7,518,000	413,008
Wuhan Guide Infrared Co. Ltd., Class A	1,977,257	7,032,169
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,395,037	4,632,832
Wuliangye Yibin Co. Ltd., Class A	2,012,015	60,906,116
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,940,836	5,189,124
WuXi AppTec Co. Ltd., Class A	1,442,419	23,875,319
WuXi AppTec Co. Ltd., Class H(b)	2,876,307	40,942,655
Wuxi Biologics Cayman Inc., New(a)(b)	30,614,500	253,225,287
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	606,287	6,535,749
Wuxi Shangji Automation Co. Ltd., Class A	164,100	4,143,048
XCMG Construction Machinery Co. Ltd., Class A	7,110,278	6,251,360
XD Inc.(a)(c)	1,812,600	5,894,964
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	4,879,000	3,070,131
Xiaomi Corp., Class B(a)(b)	121,626,800	228,928,031
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,782,006	4,253,558
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,851,434	11,210,180
Xinyi Solar Holdings Ltd.(c)	41,780,800	75,889,215
XPeng Inc., ADR(a)(c)	3,345,332	121,669,725
Xtep International Holdings Ltd.(c)	11,594,000	19,235,328
Yadea Group Holdings Ltd.(b)	10,096,000	14,977,756
Yankuang Energy Group Co Ltd, Class H(c)	13,386,000	32,820,075
Yankuang Energy Group Co. Ltd., Class A	1,279,206	6,419,521
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	768,868	5,508,331
Yeahka Ltd.(a)(c)	1,850,800	5,115,889
Yealink Network Technology Corp. Ltd., Class A	683,593	8,286,553
Yifeng Pharmacy Chain Co. Ltd., Class A	583,214	4,584,161
Yihai International Holding Ltd.(c)	4,048,000	16,937,228
Yihai Kerry Arawana Holdings Co. Ltd., Class A	828,600	7,049,006
Yonghui Superstores Co. Ltd., Class A	7,010,234	4,060,056
Yonyou Network Technology Co. Ltd., Class A	1,942,783	9,695,286
Youdao Inc., ADR(a)(c)	328,144	3,891,788
Youyuan International Holdings Ltd.(d)	5,307,000	79,456
Yuexiu Property Co. Ltd.	9,823,576	9,826,235
Yuexiu REIT	22,078,000	8,984,214
Yuexiu Transport Infrastructure Ltd.	13,692,000	8,497,709
Yum China Holdings Inc.	3,657,860	190,281,877
Yunda Holding Co. Ltd., Class A	2,031,537	6,257,205
Yunnan Baiyao Group Co. Ltd., Class A	716,552	10,237,591
Yunnan Energy New Material Co. Ltd., Class A	505,232	20,937,901
Yuzhou Group Holdings Co. Ltd.	22,573,921	1,793,510
Zai Lab Ltd., ADR(a)(c)	675,479	36,948,701
Zepp Health Corp., ADR(a)	332,416	1,209,994
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	322,169	18,546,900
Zhaojin Mining Industry Co. Ltd., Class H	10,636,500	9,385,807
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	5,620,395	5,827,477
Zhejiang Chint Electrics Co. Ltd., Class A	1,283,373	10,228,913
Zhejiang Dahua Technology Co. Ltd., Class A	2,347,029	6,988,897
Zhejiang Dingli Machinery Co. Ltd., Class A	383,300	3,503,305

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Expressway Co. Ltd., Class H	13,000,000	$11,727,397
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,204,562	4,416,422
Zhejiang Huayou Cobalt Co. Ltd., Class A	678,932	13,427,460
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	829,594	8,598,190
Zhejiang Longsheng Group Co. Ltd., Class A	3,125,874	6,110,604
Zhejiang NHU Co. Ltd., Class A	1,824,649	9,834,373
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,171,616	6,948,005
Zhejiang Supor Co. Ltd., Class A	503,340	4,042,036
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	360,498	2,610,953
Zhenro Properties Group Ltd.(c)	15,414,000	1,327,090
Zheshang Securities Co. Ltd., Class A	2,679,800	4,917,510
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	4,143,000	13,636,412
Zhongji Innolight Co. Ltd., Class A	707,374	4,312,415
Zhongsheng Group Holdings Ltd.	5,032,000	35,138,067
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)(c)	8,099,500	5,411,336
Zhuguang Holdings Group Co. Ltd.	21,530,000	4,187,751
Zhuzhou CRRC Times Electric Co. Ltd.	4,701,400	24,506,146
Zijin Mining Group Co. Ltd., Class A	10,556,000	18,891,630
Zijin Mining Group Co. Ltd., Class H	49,526,000	73,505,568
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,603,700	4,036,929
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	11,517,400	7,661,416
ZTE Corp., Class A	1,967,239	9,103,750
ZTE Corp., Class H	6,551,240	16,139,282
ZTO Express Cayman Inc., ADR	3,714,493	109,354,674

		21,288,430,727

Colombia — 0.2%
Bancolombia SA	2,018,602	20,016,795
Cementos Argos SA	4,671,717	7,202,765
Corp. Financiera Colombiana SA(a)	962,141	6,769,437
Ecopetrol SA	40,086,075	33,223,443
Grupo Argos SA	2,909,116	9,532,016
Grupo de Inversiones Suramericana SA	2,050,011	16,636,466
Interconexion Electrica SA ESP	3,937,432	24,302,636

		117,683,558

Cyprus — 0.0%
Ros Agro PLC, GDR(d)(e)	300,309	879,658

Czech Republic — 0.1%
CEZ AS(c)	1,378,949	52,510,146
Komercni Banka AS(a)	660,807	25,996,419
Moneta Money Bank AS(b)	3,749,733	14,847,069

		93,353,634

Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	14,645,212	44,606,628
Eastern Co. SAE	8,995,960	6,219,389
Egyptian Financial Group-Hermes Holding Co.(a)	7,461,846	8,245,806
EISewedy Electric Co.	7,321,416	3,876,622
Fawry for Banking & Payment Technology Services SAE(a)	4,549,919	2,807,455
Heliopolis Housing	5,875,237	1,859,722
Juhayna Food Industries	3,531,698	1,397,505
Palm Hills Developments SAE, NVS	18,657,826	1,796,384
Six of October Development & Investment	837,697	697,459

Security	Shares	Value

Egypt (continued)
Talaat Moustafa Group	7,956,441	$4,751,730
Telecom Egypt Co.	4,044,325	4,559,494

		80,818,194

Greece — 0.3%
Alpha Services and Holdings SA(a)	19,046,203	25,989,298
Athens Water Supply & Sewage Co. SA	418,034	3,375,965
Eurobank Ergasias Services and Holdings SA, Class A(a)	22,707,102	24,874,056
FF Group(a)(d)	343,633	3,853
GEK Terna Holding Real Estate Construction SA(a)	618,752	6,022,940
Hellenic Telecommunications Organization SA	1,997,301	39,949,959
Holding Co. ADMIE IPTO SA	1,565,026	4,171,755
JUMBO SA	901,366	12,950,130
LAMDA Development SA(a)	606,984	4,575,947
Motor Oil Hellas Corinth Refineries SA	619,359	9,938,028
Mytilineos SA	808,294	13,023,456
National Bank of Greece SA(a)	4,941,105	18,326,907
OPAP SA	1,792,171	26,120,393
Piraeus Financial Holdings SA(a)	5,275,763	8,355,499
Public Power Corp. SA(a)(c)	1,350,707	12,840,188
Sarantis SA	250,656	2,038,330
Terna Energy SA	493,504	7,153,651
Titan Cement International SA(a)	373,805	5,448,652

		225,159,007

Hong Kong — 0.0%
China Youzan Ltd.(a)(c)	124,612,000	4,005,058

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,975,157	6,252,213
MOL Hungarian Oil & Gas PLC	3,416,719	26,651,432
Opus Global Nyrt(a)(c)	2,034,983	1,061,554
OTP Bank Nyrt(a)	1,925,618	73,480,047
Richter Gedeon Nyrt	1,191,980	25,027,623

		132,472,869

India — 13.5%
3M India Ltd.(a)	28,333	8,004,150
Aarti Industries Ltd.	1,685,181	20,820,461
Aavas Financiers Ltd.(a)	303,506	11,317,171
ACC Ltd.	672,671	18,735,958
Adani Enterprises Ltd.	2,383,731	52,419,974
Adani Green Energy Ltd.(a)	3,388,499	83,381,007
Adani Ports & Special Economic Zone Ltd.	4,525,267	42,789,468
Adani Power Ltd.(a)	7,505,467	12,495,205
Adani Total Gas Ltd.	2,418,460	50,986,744
Adani Transmission Ltd.(a)	2,377,600	67,753,621
Aditya Birla Capital Ltd.(a)	5,889,746	8,310,219
Aditya Birla Fashion and Retail Ltd.(a)	2,935,467	10,544,852
Aegis Logistics Ltd.	1,521,758	3,431,866
Affle India Ltd.(a)	586,280	9,577,359
AIA Engineering Ltd.	395,323	8,540,575
Ajanta Pharma Ltd.	286,554	6,568,683
Alembic Pharmaceuticals Ltd.	539,768	5,215,623
Alkyl Amines Chemicals	138,581	5,554,324
Amara Raja Batteries Ltd.	1,045,460	7,820,212
Amber Enterprises India Ltd.(a)	272,959	12,653,378
Ambuja Cements Ltd.	6,240,983	26,156,608
APL Apollo Tubes Ltd.(a)	792,548	9,031,862
Apollo Hospitals Enterprise Ltd.	874,571	55,976,857
Apollo Tyres Ltd.	3,470,978	8,566,569

S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ashok Leyland Ltd., NVS	12,892,017	$20,435,685
Asian Paints Ltd.	3,351,775	141,649,741
Astral Ltd.	823,740	21,350,142
AstraZeneca Pharma India Ltd.	68,801	2,382,822
Atul Ltd.	122,842	15,159,742
AU Small Finance Bank Ltd.(a)(b)	732,376	11,765,661
Aurobindo Pharma Ltd.	2,508,127	20,878,775
Avanti Feeds Ltd.	649,954	4,148,386
Avenue Supermarts Ltd.(a)(b)	1,439,065	83,256,128
Axis Bank Ltd.(a)	19,365,916	192,132,118
Bajaj Auto Ltd.	598,805	28,178,348
Bajaj Consumer Care Ltd.	1,154,251	2,494,188
Bajaj Electricals Ltd.(a)	493,938	7,548,023
Bajaj Finance Ltd.	2,329,623	218,111,431
Bajaj Finserv Ltd.	336,813	72,208,830
Balkrishna Industries Ltd.	804,745	19,568,720
Balrampur Chini Mills Ltd.	1,492,745	7,919,684
Bandhan Bank Ltd.(b)	5,637,229	23,058,116
BASF India Ltd.	122,668	4,498,640
Bata India Ltd.	553,728	13,388,206
Bayer CropScience Ltd./India	125,031	7,331,834
Berger Paints India Ltd.	2,152,232	19,766,858
Bharat Electronics Ltd.	10,642,034	29,907,164
Bharat Forge Ltd.	2,020,559	18,303,687
Bharat Heavy Electricals Ltd.(a)	8,657,912	5,774,294
Bharat Petroleum Corp. Ltd.	7,349,585	34,281,729
Bharti Airtel Ltd.(a)	21,208,577	193,937,422
Biocon Ltd.(a)	3,572,869	16,605,233
Birla Corp. Ltd.	238,075	3,478,734
Birlasoft Ltd.	1,422,178	7,752,461
Blue Dart Express Ltd.	70,277	5,616,433
Blue Star Ltd.	526,240	7,502,680
Brigade Enterprises Ltd.	903,337	5,984,079
Brightcom Group Ltd.	3,204,566	5,095,153
Britannia Industries Ltd.	947,246	43,237,221
Can Fin Homes Ltd.	525,143	4,073,389
Canara Bank(a)	3,600,612	10,578,856
Carborundum Universal Ltd.	903,803	9,698,703
Ceat Ltd.	248,137	3,231,623
Central Depository Services India Ltd.	449,193	8,136,099
CESC Ltd.	6,065,320	6,326,273
CG Power and Industrial Solutions Ltd.(a)	4,888,120	11,202,543
Chambal Fertilizers and Chemicals Ltd.	1,809,764	9,132,339
Cholamandalam Financial Holdings Ltd.	933,186	8,000,153
Cholamandalam Investment and Finance Co. Ltd.	3,680,836	33,957,627
Cipla Ltd.	4,147,873	51,052,195
City Union Bank Ltd.	3,768,500	6,287,993
Clean Science and Technology(a)	193,747	4,737,127
Coal India Ltd.	12,847,590	29,059,200
Coforge Ltd.	206,453	12,497,014
Colgate-Palmolive India Ltd.	1,042,868	20,118,427
Computer Age Management Services Ltd.	214,936	7,158,356
Container Corp. of India Ltd.	2,296,570	18,380,785
Coromandel International Ltd.	826,952	8,521,590
CreditAccess Grameen Ltd.(a)	418,166	4,179,886
CRISIL Ltd.	193,833	7,441,069
Crompton Greaves Consumer Electricals Ltd.	4,341,855	24,832,778
Cummins India Ltd.	1,129,918	14,433,617
Cyient Ltd.	950,858	10,380,073
Dabur India Ltd.	5,411,775	40,574,413

Security	Shares	Value

India (continued)
Dalmia Bharat Ltd.	694,532	$14,503,992
Deepak Nitrite Ltd.	636,038	16,995,543
Dhani Services Ltd.(a)	2,425,428	2,544,557
Dilip Buildcon Ltd.(b)	403,182	1,448,908
Divi’s Laboratories Ltd.	1,163,858	66,143,792
Dixon Technologies India Ltd.	285,960	16,462,373
DLF Ltd.	5,482,405	25,724,945
Dr Lal PathLabs Ltd.(b)	265,812	8,923,848
Dr. Reddy’s Laboratories Ltd.	994,638	53,703,569
Edelweiss Financial Services Ltd., NVS	4,737,362	3,454,280
Eicher Motors Ltd.	1,179,583	40,743,329
EIH Ltd.(a)	1,671,089	2,895,186
Emami Ltd.	1,806,866	11,916,733
Embassy Office Parks REIT	3,673,940	18,285,615
Endurance Technologies Ltd.(b)	331,433	5,819,762
Engineers India Ltd.	3,311,691	2,723,372
Escorts Ltd.	634,446	15,640,695
Exide Industries Ltd.	4,600,338	9,143,885
Federal Bank Ltd.	13,594,760	17,624,239
Finolex Cables Ltd.	844,015	4,649,308
Finolex Industries Ltd.	2,165,282	4,422,978
Firstsource Solutions Ltd.	2,549,570	4,328,458
Fortis Healthcare Ltd.(a)	4,480,033	14,685,452
GAIL India Ltd.	13,821,030	26,724,439
Gillette India Ltd.	66,039	4,552,065
GlaxoSmithKline Pharmaceuticals Ltd.	294,243	5,947,304
Glenmark Pharmaceuticals Ltd.	1,389,649	8,296,566
GMM Pfaudler Ltd.	74,614	4,352,229
GMR Infrastructure Ltd.(a)	22,560,024	11,430,627
GMR Power and Urban Infrastructure Ltd., NVS(a)	2,260,525	1,005,044
Godrej Consumer Products Ltd.(a)	3,302,797	33,777,461
Godrej Industries Ltd.(a)	893,924	6,183,549
Godrej Properties Ltd.(a)	1,060,887	21,251,741
Granules India Ltd.	1,513,212	5,869,604
Graphite India Ltd.	675,728	4,209,640
Grasim Industries Ltd.	2,522,515	53,832,059
Great Eastern Shipping Co. Ltd. (The)	1,075,656	4,661,374
Grindwell Norton Ltd.	382,935	8,212,862
Gujarat Fluorochemicals Ltd.(a)	278,178	9,557,249
Gujarat Gas Ltd.	1,600,095	12,440,507
Gujarat Pipavav Port Ltd.	3,157,699	3,536,470
Gujarat State Petronet Ltd.	2,443,661	9,432,557
Happiest Minds Technologies Ltd.	589,919	7,727,157
Havells India Ltd.	2,276,222	35,960,717
HCL Technologies Ltd.	9,293,604	139,750,038
HDFC Asset Management Co. Ltd.(b)	448,138	12,461,382
HDFC Life Insurance Co. Ltd.(b)	7,816,396	54,487,485
Hero MotoCorp Ltd.	1,036,080	35,096,344
HFCL Ltd.	5,523,994	5,389,116
Hindalco Industries Ltd.	14,009,181	107,662,295
Hindustan Petroleum Corp. Ltd.	5,726,090	20,830,567
Hindustan Unilever Ltd.	7,055,237	204,025,550
Housing Development Finance Corp. Ltd.	14,681,211	464,011,415
ICICI Bank Ltd.	43,846,853	434,291,387
ICICI Lombard General Insurance Co. Ltd.(b)	1,978,063	33,293,216
ICICI Prudential Life Insurance Co. Ltd.(b)	3,149,730	20,122,028
ICICI Securities Ltd.(b)	815,663	7,242,498
IDFC First Bank Ltd.(a)	23,248,194	13,090,016
IDFC Ltd.(a)	11,585,993	8,951,684
IIFL Wealth Management Ltd.	346,807	7,088,605

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
India Cements Ltd. (The)	1,775,030	$4,790,687
Indiabulls Housing Finance Ltd.	2,663,466	5,342,518
IndiaMART Intermesh Ltd.(b)	113,949	7,268,960
Indian Energy Exchange Ltd., NVS(b)	4,299,458	11,839,290
Indian Hotels Co. Ltd. (The)	6,897,272	18,410,769
Indian Oil Corp. Ltd.	16,074,663	24,672,882
Indian Railway Catering & Tourism Corp. Ltd.	2,168,896	23,534,526
Indraprastha Gas Ltd.	2,566,702	11,867,290
Indus Towers Ltd.(a)	5,543,767	15,911,768
Info Edge India Ltd.	680,934	40,477,340
Infosys Ltd.	28,848,328	657,449,549
Inox Leisure Ltd.(a)	613,043	3,351,951
Intellect Design Arena Ltd.(a)	768,256	6,714,853
InterGlobe Aviation Ltd.(a)(b)	877,877	21,976,723
Ipca Laboratories Ltd.	1,229,112	16,054,101
IRB Infrastructure Developers Ltd.(a)	1,318,038	3,791,594
ITC Ltd.	25,440,745	73,254,224
Jindal Steel & Power Ltd.(a)	3,799,344	21,666,828
JK Cement Ltd.	291,184	11,034,434
JM Financial Ltd.	3,935,766	3,573,667
JSW Steel Ltd.	7,468,902	62,662,074
Jubilant Foodworks Ltd.	725,932	28,223,737
Jubilant Pharmova Ltd.	846,218	4,463,774
Just Dial Ltd.(a)	338,392	3,369,367
Jyothy Labs Ltd.	1,593,877	2,905,210
Kajaria Ceramics Ltd.	803,539	11,585,780
Kansai Nerolac Paints Ltd.	1,154,401	6,981,767
Karur Vysya Bank Ltd. (The)	4,188,744	2,653,459
Kaveri Seed Co. Ltd.	328,500	2,130,154
KEC International Ltd.	1,093,073	6,785,121
KEI Industries Ltd.	738,477	9,756,146
Kotak Mahindra Bank Ltd.	4,762,820	117,242,019
KPIT Technologies Ltd.	1,427,370	10,872,663
KPR Mill Ltd.	762,477	6,434,394
L&T Finance Holdings Ltd.(a)	8,945,804	7,881,195
L&T Technology Services Ltd.(b)	261,198	15,820,555
Lakshmi Machine Works Ltd.	48,915	6,745,985
Larsen & Toubro Infotech Ltd.(b)	465,007	36,343,520
Larsen & Toubro Ltd.	5,932,804	143,827,110
Laurus Labs Ltd.(b)	2,876,703	20,788,868
LIC Housing Finance Ltd.	2,616,332	11,988,397
Linde India Ltd.	189,474	6,950,035
Lupin Ltd.	1,969,382	19,564,820
Mahanagar Gas Ltd.	632,169	6,128,546
Mahindra & Mahindra Financial Services Ltd.	5,359,293	10,411,766
Mahindra & Mahindra Ltd.	7,481,405	78,978,650
Mahindra CIE Automotive Ltd.(a)	1,089,661	2,828,037
Manappuram Finance Ltd.	4,721,114	7,174,607
Marico Ltd.	4,736,273	32,424,898
Maruti Suzuki India Ltd.	1,172,730	129,977,839
Max Financial Services Ltd.(a)	1,859,629	20,567,003
Max Healthcare Institute Ltd.(a)	2,112,658	10,536,685
Metropolis Healthcare Ltd.(b)	254,312	6,636,664
Minda Industries Ltd.	701,513	8,625,109
Mindspace Business Parks REIT(b)	1,434,878	6,794,139
Mindtree Ltd.	571,101	29,634,926
Motherson Sumi Systems Ltd.	11,218,733	22,555,711
Motherson Sumi Wiring India Ltd.(a)	11,155,134	6,879,844
Motilal Oswal Financial Services Ltd.	371,763	4,365,049
Mphasis Ltd.	770,405	32,006,696

Security	Shares	Value

India (continued)
MRF Ltd.	16,313	$14,273,954
Multi Commodity Exchange of India Ltd.	211,585	3,597,760
Muthoot Finance Ltd.	1,074,187	19,461,514
Narayana Hrudayalaya Ltd.(a)	623,469	5,691,605
Natco Pharma Ltd., NVS	862,854	9,980,668
National Aluminium Co. Ltd.	9,577,842	15,574,577
Navin Fluorine International Ltd.	301,738	15,649,614
Nestle India Ltd.	296,623	69,663,322
Nippon Life India Asset Management Ltd.(b)	1,508,033	6,187,807
NTPC Ltd.	40,892,441	72,793,955
Nuvoco Vistas Corp. Ltd.(a)	945,269	4,363,545
Oberoi Realty Ltd.(a)	1,030,517	12,478,778
Oil & Natural Gas Corp. Ltd.	21,746,797	46,837,476
Oil India Ltd.	2,734,345	8,155,705
Oracle Financial Services Software Ltd.	149,769	6,770,484
Orient Electric Ltd.	1,102,081	4,847,316
Page Industries Ltd.	49,380	27,795,691
Persistent Systems Ltd.	436,509	22,946,680
Petronet LNG Ltd.	6,403,596	18,375,173
Phoenix Mills Ltd. (The)	673,593	8,603,793
PI Industries Ltd.	765,932	25,207,910
Pidilite Industries Ltd.	1,403,775	44,937,186
Piramal Enterprises Ltd.	941,504	26,028,349
PNB Housing Finance Ltd.(a)(b)	650,075	3,543,949
Polycab India Ltd.	396,249	12,552,733
Power Grid Corp. of India Ltd.	27,184,439	75,695,503
Praj Industries Ltd.	990,456	4,505,704
Prestige Estates Projects Ltd.	1,528,016	9,270,682
Procter & Gamble Health Ltd.	66,283	4,026,020
PVR Ltd.(a)	469,230	10,281,159
Quess Corp. Ltd.(b)	784,415	6,610,029
Radico Khaitan Ltd.	789,941	9,451,329
Rajesh Exports Ltd.	632,804	5,903,261
Rallis India Ltd.	1,073,371	3,345,426
Ramco Cements Ltd. (The)	1,076,858	11,292,182
RBL Bank Ltd.(a)(b)	3,727,614	6,653,556
REC Ltd.	7,892,998	12,857,383
Redington India Ltd.	5,240,038	10,729,725
Relaxo Footwears Ltd.	532,815	8,631,760
Reliance Industries Ltd.	24,379,105	767,495,677
Route Mobile Ltd.	243,631	4,843,240
Sanofi India Ltd.	88,275	8,510,583
SBI Cards & Payment Services Ltd.(a)	2,037,198	21,359,970
SBI Life Insurance Co. Ltd.(b)	3,937,450	55,679,421
Schaeffler India Ltd.	390,670	9,494,718
Sheela Foam Ltd.(a)	128,080	5,829,588
Shree Cement Ltd.	96,583	31,443,030
Shriram Transport Finance Co. Ltd.	1,754,964	26,378,891
Siemens Ltd.	653,163	20,434,036
SKF India Ltd.	102,663	4,910,426
Solar Industries India Ltd.	236,991	7,306,478
Sonata Software Ltd.	545,910	5,352,146
SRF Ltd.	1,319,543	41,993,597
State Bank of India	15,485,685	100,040,683
Sterlite Technologies Ltd.	1,762,921	4,157,847
Strides Pharma Science Ltd.	577,413	2,461,505
Sun Pharma Advanced Research Co. Ltd.(a)	1,054,438	3,782,080
Sun Pharmaceutical Industries Ltd.	7,290,091	81,892,701
Sun TV Network Ltd.	745,732	4,451,943
Sundaram Finance Ltd.	551,062	13,982,391

S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sundram Fasteners Ltd.	813,779	$9,261,072
Sunteck Realty Ltd.	632,293	4,109,483
Supreme Industries Ltd.	575,592	15,678,401
Suven Pharmaceuticals Ltd.	1,170,469	7,991,372
Symphony Ltd.	172,031	2,252,147
Syngene International Ltd.(a)(b)	1,208,481	8,724,540
Tanla Platforms Ltd.	546,961	11,468,928
Tata Chemicals Ltd.	1,467,276	16,484,528
Tata Communications Ltd.	917,289	14,476,195
Tata Consultancy Services Ltd.	7,890,096	373,767,441
Tata Consumer Products Ltd.	5,442,525	52,114,343
Tata Elxsi Ltd.	311,347	26,720,500
Tata Motors Ltd.(a)	14,249,186	86,381,150
Tata Power Co. Ltd. (The)	12,594,319	37,556,454
Tata Steel Ltd.	6,261,582	102,525,422
Tata Teleservices Maharastra Ltd.(a)	4,269,550	6,674,101
TeamLease Services Ltd.(a)	115,521	6,317,309
Tech Mahindra Ltd.	5,434,597	102,321,515
Thermax Ltd.	427,370	10,333,422
Titan Co. Ltd.	3,101,100	105,333,494
Torrent Pharmaceuticals Ltd.	452,548	16,562,857
Torrent Power Ltd.	1,674,634	10,602,387
Trent Ltd.	1,658,830	24,532,779
Trident Ltd.	9,052,614	6,125,582
TTK Prestige Ltd.	591,960	6,248,974
Tube Investments of India Ltd.	865,365	17,527,663
TV18 Broadcast Ltd.(a)	5,566,139	4,559,962
TVS Motor Co. Ltd.	1,624,812	13,369,446
UltraTech Cement Ltd.	895,104	78,341,079
United Spirits Ltd.(a)	2,669,409	31,519,532
UPL Ltd.	4,425,134	39,328,266
UTI Asset Management Co. Ltd.	385,097	4,286,009
Vardhman Textiles Ltd.	203,539	6,926,045
Varun Beverages Ltd.	1,379,527	17,355,415
Vedanta Ltd.	10,062,611	51,215,502
V-Guard Industries Ltd.	1,925,129	5,016,509
Vinati Organics Ltd.	284,673	7,030,072
VIP Industries Ltd.(a)	518,623	4,447,606
V-Mart Retail Ltd.(a)	116,626	5,296,212
Vodafone Idea Ltd.(a)	77,635,297	10,712,162
Voltas Ltd.	1,955,413	32,874,835
Welspun India Ltd.	3,396,420	4,763,575
Westlife Development Ltd.(a)	479,964	2,959,021
Whirlpool of India Ltd.	271,554	6,053,778
Wipro Ltd.	11,772,820	87,057,011
Yes Bank Ltd., (Acquired 03/16/20, Cost: $35,983,750)(a)(f)	12,578,231	1,976,583
Yes Bank Ltd.(a)	81,660,435	14,426,313
Zee Entertainment Enterprises Ltd.	7,455,175	22,837,177
Zensar Technologies Ltd.	871,520	4,044,809
Zomato Ltd.(a)	13,489,196	14,410,881

		9,840,653,254

Indonesia — 1.7%
Ace Hardware Indonesia Tbk PT	81,750,700	6,109,093
Adaro Energy Tbk PT	127,794,600	21,895,243
AKR Corporindo Tbk PT	103,912,500	5,496,745
Aneka Tambang Tbk	75,698,943	11,793,771
Astra Agro Lestari Tbk PT	6,039,200	4,792,596
Astra International Tbk PT	172,729,800	70,047,968
Bank Aladin Syariah Tbk PT(a)	47,069,000	7,371,424

Security	Shares	Value

Indonesia (continued)
Bank BTPN Syariah Tbk PT	25,137,500	$6,308,649
Bank Central Asia Tbk PT	471,768,300	266,344,207
Bank Jago Tbk PT(a)	33,413,300	37,799,443
Bank Mandiri Persero Tbk PT	159,692,800	86,336,488
Bank Negara Indonesia Persero Tbk PT	64,499,500	36,139,940
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	32,899,700	3,194,479
Bank Rakyat Indonesia Persero Tbk PT	580,294,695	185,555,114
Bank Tabungan Negara Persero Tbk PT(a)	47,135,776	5,859,404
Barito Pacific Tbk PT	249,149,500	15,535,781
Berkah Beton Sadaya Tbk(a)	19,506,400	6,019,520
BFI Finance Indonesia Tbk PT	69,909,400	6,252,772
Bukit Asam Tbk PT	36,589,200	8,038,124
Bumi Serpong Damai Tbk PT(a)	85,708,100	5,506,520
Charoen Pokphand Indonesia Tbk PT	66,195,500	26,803,942
Ciputra Development Tbk PT	107,370,527	6,925,551
Digital Mediatama Maxima Tbk PT(a)	23,859,500	3,155,359
Gudang Garam Tbk PT	3,884,500	8,512,543
Hanson International Tbk PT(a)(d)	783,666,700	1
Indah Kiat Pulp & Paper Tbk PT	24,577,400	13,889,101
Indo Tambangraya Megah Tbk PT	3,425,800	6,360,633
Indocement Tunggal Prakarsa Tbk PT	13,288,100	10,179,799
Indofood CBP Sukses Makmur Tbk PT	19,537,300	11,581,417
Indofood Sukses Makmur Tbk PT	37,560,700	16,246,071
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	46,708,500	5,130,329
Jasa Marga Persero Tbk PT(a)	22,110,480	5,219,656
Kalbe Farma Tbk PT	177,818,600	20,359,964
Medco Energi Internasional Tbk PT(a)	101,086,080	4,267,661
Media Nusantara Citra Tbk PT	60,482,900	3,681,669
Merdeka Copper Gold Tbk PT(a)	97,124,200	26,298,833
Mitra Adiperkasa Tbk PT(a)	96,753,800	5,317,927
Pabrik Kertas Tjiwi Kimia Tbk PT	13,440,600	7,011,654
Pakuwon Jati Tbk PT(a)	185,006,800	5,956,354
Panin Financial Tbk PT(a)	206,424,000	2,428,180
Perusahaan Gas Negara Tbk PT(a)	95,459,700	9,651,711
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,122,700	3,680,695
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	35,189,850	2,370,011
Sarana Menara Nusantara Tbk PT	203,594,000	14,722,738
Semen Indonesia Persero Tbk PT	24,901,000	12,578,269
Smartfren Telecom Tbk PT(a)	880,710,900	4,875,092
Sugih Energy Tbk PT(a)(d)	27,492,211	19
Summarecon Agung Tbk PT(a)	120,487,441	5,850,820
Surya Citra Media Tbk PT(a)	235,462,800	4,250,919
Telkom Indonesia Persero Tbk PT	423,095,300	127,737,929
Tower Bersama Infrastructure Tbk PT	73,828,500	15,182,786
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT(a)	8,747,300	5,485,423
Unilever Indonesia Tbk PT	61,215,100	15,752,232
United Tractors Tbk PT	14,267,500	24,896,566
Waskita Karya Persero Tbk PT(a)	122,602,144	4,895,970
Wijaya Karya Persero Tbk PT(a)	39,434,623	2,799,768
XL Axiata Tbk PT	35,538,700	7,100,309

		1,247,555,182

Kuwait — 0.7%
Agility Public Warehousing Co. KSC	10,711,358	36,454,310
Boubyan Bank KSCP(a)	11,780,928	32,072,759
Boubyan Petrochemicals Co. KSCP	3,902,966	12,129,962

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Gulf Bank KSCP	12,928,346	$13,273,159
Humansoft Holding Co. KSC	876,531	10,669,241
Kuwait Finance House KSCP	40,550,417	126,850,222
Kuwait International Bank KSCP(a)	8,362,122	6,386,446
Mabanee Co. KPSC(a)	5,109,237	14,308,563
Mobile Telecommunications Co. KSCP	18,982,362	38,918,168
National Bank of Kuwait SAKP	58,757,646	205,972,716
National Industries Group Holding SAK(a)	15,113,923	14,410,786
National Real Estate Co. KPSC(a)	7,169,622	5,246,776
Qurain Petrochemical Industries Co	5,878,120	7,643,517
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	5,794,994	4,229,503
Warba Bank KSCP(a)	13,330,846	12,234,353

		540,800,481

Malaysia — 1.6%
AEON Credit Service M Bhd(c)	2,322,700	8,121,290
Alliance Bank Malaysia Bhd	10,748,700	8,798,161
AMMB Holdings Bhd(a)	14,324,800	11,488,397
Axiata Group Bhd	23,796,000	22,274,212
Berjaya Sports Toto Bhd	7,708,122	3,512,078
Bermaz Auto Bhd	9,661,100	4,118,940
British American Tobacco Malaysia Bhd(c)	1,436,800	4,175,053
Bursa Malaysia Bhd	5,536,100	8,326,409
Carlsberg Brewery Malaysia Bhd(c)	1,587,000	7,635,441
CIMB Group Holdings Bhd	55,788,200	75,994,331
CTOS Digital BHD	9,466,600	3,593,482
D&O Green Technologies Bhd(c)	5,240,900	5,920,273
Dialog Group Bhd	33,564,496	22,612,877
DiGi.Com Bhd	27,391,000	26,480,368
DRB-Hicom Bhd	9,559,000	3,378,665
Fraser & Neave Holdings Bhd(c)	1,329,400	7,155,994
Frontken Corp. Bhd(c)	11,850,700	8,233,367
Gamuda Bhd, NVS	15,689,200	10,773,277
Genting Bhd	17,429,300	19,319,602
Genting Malaysia Bhd	25,915,700	18,548,308
Genting Plantations Bhd	4,581,100	9,940,174
Greatech Technology Bhd(a)(c)	3,920,000	3,936,311
HAP Seng Consolidated Bhd(c)	5,715,100	10,318,080
Hartalega Holdings Bhd	14,354,800	15,795,921
Hong Leong Bank Bhd	5,745,000	27,503,970
Hong Leong Financial Group Bhd	2,443,000	11,241,815
Hong Seng Consolidated Bhd(a)(c)	12,249,200	9,341,400
IGB REIT, NVS(c)	14,978,800	5,066,070
IHH Healthcare Bhd	16,616,400	26,069,064
IJM Corp. Bhd	24,896,000	9,152,958
Inari Amertron Bhd	24,282,800	18,801,521
IOI Corp. Bhd	20,603,900	22,639,655
Kossan Rubber Industries Bhd(c)	11,479,100	4,729,985
KPJ Healthcare Bhd	33,708,500	8,349,849
Kuala Lumpur Kepong Bhd	3,785,400	23,441,801
Lotte Chemical Titan Holding Bhd(b)(c)	5,025,400	2,609,354
Magnum Bhd, NVS(c)	10,464,386	4,721,830
Mah Sing Group Bhd(c)	13,123,223	2,109,843
Malayan Banking Bhd	36,814,100	76,921,503
Malaysia Airports Holdings Bhd(a)	9,502,200	13,918,907
Malaysia Building Society Bhd	30,506,800	4,214,349
Malaysian Pacific Industries Bhd	957,000	8,238,878
Malaysian Resources Corp. Bhd	29,531,900	2,497,040
Maxis Bhd	20,546,400	19,698,637
Mega First Corp BHD	6,895,400	5,841,840

Security	Shares	Value

Malaysia (continued)
MISC Bhd	10,880,000	$19,082,971
My EG Services Bhd(c)	52,583,900	12,067,457
Nestle Malaysia Bhd	543,300	17,361,968
Padini Holdings Bhd	3,617,300	2,911,273
Pentamaster Corp. Bhd	6,729,800	5,241,412
Petronas Chemicals Group Bhd	21,300,400	48,450,356
Petronas Dagangan Bhd	2,540,100	13,019,638
Petronas Gas Bhd	6,616,800	27,468,977
PPB Group Bhd	5,921,420	25,301,959
Press Metal Aluminium Holdings Bhd	28,309,300	46,052,761
Public Bank Bhd	121,762,000	129,316,754
QL Resources Bhd	10,663,543	12,572,237
RHB Bank Bhd	13,603,566	19,171,444
Scientex BHD	8,605,800	9,080,313
Serba Dinamik Holdings Bhd(a)(c)(d)	33,894,920	2,375,187
Sime Darby Bhd	22,753,700	12,322,008
Sime Darby Plantation Bhd	16,806,100	19,717,552
Sime Darby Property Bhd(c)	34,798,300	5,097,286
SKP Resources Bhd	11,018,225	3,929,073
SP Setia Bhd Group(a)	19,448,500	5,928,608
Sunway Construction Group Bhd	6,904,270	2,483,136
Sunway REIT	21,271,900	7,042,501
Supermax Corp. Bhd	13,863,627	3,467,145
Telekom Malaysia Bhd	9,509,600	11,460,897
Tenaga Nasional Bhd	16,816,300	36,760,256
TIME dotCom Bhd	11,714,200	11,857,890
Top Glove Corp. Bhd(c)	45,110,600	22,026,136
UMW Holdings Bhd	3,239,800	2,373,051
UWC BHD(c)	3,735,600	3,615,789
ViTrox Corp. Bhd	4,036,000	7,192,310
VS Industry Bhd	29,263,350	8,056,388
Westports Holdings Bhd	8,974,500	8,357,817
Yinson Holdings BHD(c)	5,989,700	7,519,201

		1,196,243,031

Mexico — 2.1%
Alfa SAB de CV, Class A	24,007,200	17,981,077
Alsea SAB de CV(a)	4,943,195	10,706,515
America Movil SAB de CV, Series L, NVS	268,740,372	242,877,998
Arca Continental SAB de CV	3,227,538	21,293,147
Banco del Bajio SA(b)	6,801,797	16,522,113
Becle SAB de CV	4,543,275	11,393,126
Bolsa Mexicana de Valores SAB de CV	4,516,478	8,648,809
Cemex SAB de CV, NVS(a)	129,918,283	66,732,110
Coca-Cola Femsa SAB de CV	4,030,300	22,134,082
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	7,275,459	13,853,957
Corp Inmobiliaria Vesta SAB de CV	5,010,000	9,023,920
Fibra Uno Administracion SA de CV	28,173,300	31,748,438
Fomento Economico Mexicano SAB de CV	16,263,245	131,044,545
GCC SAB de CV(c)	1,740,857	11,497,765
Genomma Lab Internacional SAB de CV, Class B(c)	8,014,924	7,310,130
Gentera SAB de CV(a)	10,030,892	7,434,644
Gruma SAB de CV, Class B	1,688,630	22,901,751
Grupo Aeroportuario del Centro Norte SAB de CV	2,380,352	17,191,625
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,158,600	45,943,974
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,777,025	38,428,892
Grupo Bimbo SAB de CV, Series A	13,373,302	41,182,274

S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Carso SAB de CV, Series A1	4,130,336	$12,577,953
Grupo Comercial Chedraui SA de CV	3,647,759	8,230,211
Grupo Financiero Banorte SAB de CV, Class O	21,993,878	148,773,588
Grupo Financiero Inbursa SAB de CV, Class O(a)	19,199,142	31,290,824
Grupo Herdez SAB de CV	3,029,800	4,278,200
Grupo Mexico SAB de CV, Series B	26,595,120	136,436,173
Grupo Televisa SAB de CV, CPO	20,694,456	44,357,532
Industrias Penoles SAB de CV	1,190,420	14,857,437
Kimberly-Clark de Mexico SAB de CV, Class A	12,060,275	16,923,602
La Comer SAB de CV(c)	5,594,996	10,137,703
Macquarie Mexico Real Estate Management SA de CV(b)	9,641,100	11,617,711
Megacable Holdings SAB de CV, CPO	2,780,477	8,188,974
Nemak SAB de CV(a)(b)	13,781,224	2,873,191
Orbia Advance Corp. SAB de CV	9,233,083	23,586,490
PLA Administradora Industrial S. de RL de CV	7,753,849	10,214,289
Prologis Property Mexico SA de CV	3,831,358	9,216,884
Promotora y Operadora de Infraestructura SAB de CV	1,684,870	13,175,567
Qualitas Controladora SAB de CV	1,691,078	9,285,613
Regional SAB de CV	1,974,547	11,682,809
Telesites SAB de CV(c)	12,643,695	14,019,741
Wal-Mart de Mexico SAB de CV	43,702,896	166,225,067

		1,503,800,451

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	1,892,491	18,735,661
Credicorp Ltd.	568,920	86,049,150
Intercorp Financial Services Inc.	273,739	8,841,769
Southern Copper Corp.	716,238	49,699,755

		163,326,335

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	17,776,490	20,768,710
AC Energy Corp.	58,172,100	9,644,292
Alliance Global Group Inc.	38,400,000	9,586,893
Ayala Corp.	2,431,155	40,305,866
Ayala Land Inc.	68,993,240	52,596,050
Bank of the Philippine Islands	15,365,063	30,029,633
BDO Unibank Inc.	17,389,896	44,068,859
Bloomberry Resorts Corp.(a)	41,871,300	6,043,449
Cebu Air Inc.(a)	2,824,830	2,551,672
Cosco Capital Inc., NVS	31,994,700	3,180,746
D&L Industries Inc.	31,990,300	5,016,741
DMCI Holdings Inc.	34,280,100	5,669,890
Filinvest Land Inc.	110,021,000	2,360,505
Globe Telecom Inc.	263,820	13,256,124
GT Capital Holdings Inc.	850,530	9,632,013
International Container Terminal Services Inc.	9,339,010	38,361,527
JG Summit Holdings Inc.	27,177,501	32,100,759
Jollibee Foods Corp.	3,952,050	18,577,025
Manila Electric Co.	1,799,040	12,945,344
Manila Water Co. Inc., NVS	11,782,100	4,596,099
Megaworld Corp.	107,401,200	6,748,113
Metro Pacific Investments Corp.	130,838,800	9,900,572
Metropolitan Bank & Trust Co.	14,898,073	16,592,158
Monde Nissin Corp.(a)(b)	38,006,200	12,246,195
PLDT Inc.	702,975	24,666,511
Puregold Price Club Inc.	9,097,350	6,237,017
Robinsons Land Corp.	21,492,913	8,091,940
Security Bank Corp.	2,994,730	6,835,407

Security	Shares	Value

Philippines (continued)
Semirara Mining & Power Corp.	10,170,000	$5,494,617
SM Investments Corp.	2,129,812	37,054,658
SM Prime Holdings Inc.	88,401,996	68,996,999
Universal Robina Corp.	7,842,000	18,354,593
Vista Land & Lifescapes Inc.	48,255,300	2,880,071
Wilcon Depot Inc.	13,466,200	7,682,589

		593,073,637

Poland — 0.7%
Alior Bank SA(a)	964,369	10,742,607
Allegro.eu SA(a)(b)(c)	3,000,954	22,364,871
AmRest Holdings SE(a)(c)	736,867	4,042,358
Asseco Poland SA	550,686	9,707,185
Bank Millennium SA(a)(c)	6,408,391	10,687,203
Bank Polska Kasa Opieki SA	1,578,202	43,296,420
Budimex SA(c)	126,076	6,858,182
CCC SA(a)(c)	342,932	4,363,493
CD Projekt SA(c)	589,706	23,422,919
Cyfrowy Polsat SA	2,306,816	14,957,487
Dino Polska SA(a)(b)	431,776	30,361,141
Enea SA(a)	2,578,659	5,378,561
Eurocash SA	890,139	2,013,837
Grupa Azoty SA(a)(c)	450,418	3,490,589
Grupa Lotos SA(a)	797,318	10,229,864
Jastrzebska Spolka Weglowa SA(a)	549,945	6,424,122
KGHM Polska Miedz SA	1,200,529	47,141,153
KRUK SA	165,264	10,306,364
LPP SA	10,227	21,033,265
mBank SA(a)	141,947	13,872,758
Orange Polska SA(a)	5,532,924	10,267,146
PGE Polska Grupa Energetyczna SA(a)	7,183,831	13,935,450
Polski Koncern Naftowy ORLEN SA	2,477,849	41,855,409
Polskie Gornictwo Naftowe i Gazownictwo SA	14,509,373	19,122,030
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,522,747	72,297,580
Powszechny Zaklad Ubezpieczen SA	4,958,220	37,199,792
Santander Bank Polska SA	304,362	22,816,275
Tauron Polska Energia SA(a)(c)	10,047,657	5,901,835
TEN Square Games SA(c)	42,494	2,174,574
Warsaw Stock Exchange	419,574	3,841,942

		530,106,412

Qatar — 0.9%
Al Meera Consumer Goods Co. QSC	1,196,887	6,541,101
Barwa Real Estate Co.	14,120,345	14,046,000
Commercial Bank PSQC (The)	17,879,031	33,910,365
Doha Bank QPSC	13,262,020	10,352,493
Gulf International Services QSC, NVS(a)	8,828,046	4,330,955
Industries Qatar QSC	14,408,064	72,239,148
Masraf Al Rayan QSC(a)	38,893,152	53,282,670
Medicare Group	1,719,872	3,685,070
Mesaieed Petrochemical Holding Co.	39,910,072	29,202,140
Ooredoo QPSC	6,236,660	13,115,151
Qatar Aluminum Manufacturing Co.	28,021,350	17,127,542
Qatar Electricity & Water Co. QSC	4,261,963	21,042,862
Qatar Fuel QSC	3,655,997	18,632,091
Qatar Gas Transport Co. Ltd.	20,231,865	20,912,221
Qatar Insurance Co. SAQ(a)	14,539,675	9,999,338
Qatar International Islamic Bank QSC	6,705,711	18,849,734
Qatar Islamic Bank SAQ	10,037,854	58,004,313
Qatar National Bank QPSC	38,531,491	230,668,665

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Cement Co. QSC	2,743,568	$4,657,812
Qatar Navigation QSC	3,550,856	8,240,609
United Development Co. QSC	18,061,009	8,259,261
Vodafone Qatar QSC	21,932,486	10,468,365

		667,567,906

Russia — 0.6%
Aeroflot PJSC(a)(d)	12,448,217	1,551,619
Alrosa PJSC(d)	22,555,750	6,570,308
Credit Bank of Moscow PJSC(a)(d)	131,641,331	2,299,426
Detsky Mir PJSC(a)(b)(d)	5,639,776	1,635,180
Federal Grid Co. Unified Energy System PJSC(a)(d)	2,175,770,000	670,636
Gazprom PJSC(d)	101,307,770	81,667,585
Globaltrans Investment PLC, GDR(a)(d)	1,523,220	1,832,591
Inter RAO UES PJSC(d)	270,997,905	2,616,018
LSR Group PJSC(a)(d)	498,324	877,698
LUKOIL PJSC(d)	3,545,225	61,883,673
Magnit PJSC, GDR	2,913,032	4,623,381
MMC Norilsk Nickel PJSC(d)	542,170	36,727,848
Mobile TeleSystems PJSC, ADR	3,808,646	20,947,553
Moscow Exchange MICEX-RTS PJSC(d)	12,320,031	4,146,647
Novatek PJSC, GDR	779,296	30,020,125
Novolipetsk Steel PJSC(d)	12,759,568	8,103,399
OGK-2 PJSC(d)	319,608,000	416,891
Ozon Holdings PLC, ADR(a)(d)	453,223	1,662,534
PhosAgro PJSC, GDR	1,235,107	7,556,259
Polymetal International PLC(d)	3,035,664	9,206,632
Polyus PJSC(d)	290,787	10,956,352
Rosneft Oil Co. PJSC(d)	9,721,202	10,141,465
Rostelecom PJSC(a)(d)	8,098,021	1,947,454
Sberbank of Russia PJSC(d)	91,862,230	40,604,811
Segezha Group PJSC(a)(b)(d)	34,454,100	903,258
Severstal PAO(d)	1,835,503	8,766,055
Sistema PJSFC, GDR(a)(d)	1,537,435	3,110,906
Sovcomflot PJSC(a)(d)	4,464,400	686,060
Surgutneftegas PJSC(d)	60,550,132	4,572,488
Tatneft PJSC(d)	11,775,415	14,952,770
TCS Group Holding PLC, GDR(d)	1,042,828	12,009,408
Unipro PJSC(a)(d)	160,829,082	898,287
United Co. RUSAL International PJSC(a)(d)	26,465,860	5,584,754
VK Co. Ltd.(a)(d)	956,753	972,190
VTB Bank PJSC(d)	25,685,534,000	1,716,452
X5 Retail Group NV, GDR(d)	1,023,928	4,404,566
Yandex NV(a)(d)	2,640,123	17,258,835

		424,502,114

Saudi Arabia — 3.8%
Abdullah Al Othaim Markets Co.	390,516	11,614,770
Advanced Petrochemical Co.	939,527	18,849,716
Al Hammadi Co. for Development and Investment, NVS	733,408	8,020,294
Al Rajhi Bank	10,476,000	449,438,304
Aldrees Petroleum and Transport Services Co.	540,038	12,089,571
Alinma Bank	8,256,634	78,289,966
Almarai Co. JSC	2,052,483	27,518,437
Alujain Holding	412,452	6,727,677
Arab National Bank	5,305,577	39,663,547
Arabian Cement Co./Saudi Arabia	622,758	6,670,997
Arriyadh Development Co.	1,382,630	9,634,678
Bank AlBilad(a)	3,320,824	52,261,817

Security	Shares	Value

Saudi Arabia (continued)
Bank Al-Jazira	3,272,062	$23,510,034
Banque Saudi Fransi	5,235,961	74,364,468
Bupa Arabia for Cooperative Insurance Co.	545,483	23,654,081
City Cement Co.	1,040,899	5,912,473
Co for Cooperative Insurance (The)	556,220	11,689,990
Dallah Healthcare Co.	411,248	9,009,917
Dar Al Arkan Real Estate Development Co.(a)	3,676,485	10,742,563
Dr Sulaiman Al Habib Medical Services Group Co.	461,271	21,093,830
Eastern Province Cement Co.	604,184	6,744,654
Emaar Economic City(a)	3,714,309	12,307,169
Etihad Etisalat Co.(a)	3,187,450	29,707,785
Fawaz Abdulaziz Al Hokair & Co.(a)	821,322	3,440,281
Herfy Food Services Co.	392,551	6,074,442
Jarir Marketing Co.	487,050	27,194,346
Leejam Sports Co. JSC	308,242	10,453,053
Mobile Telecommunications Co.(a)	3,546,549	12,739,016
Mouwasat Medical Services Co.	448,608	24,885,181
National Agriculture Development Co. (The)(a)	679,770	5,604,845
National Gas & Industrialization Co.	318,859	4,697,957
National Industrialization Co.(a)	3,058,208	18,525,780
National Medical Care Co.	280,923	5,266,234
National Petrochemical Co.	505,442	6,099,471
Qassim Cement Co. (The)	495,453	10,181,898
Rabigh Refining & Petrochemical Co.(a)	1,945,121	12,769,256
Riyad Bank(a)	11,795,356	111,801,400
SABIC Agri-Nutrients Co.	1,850,410	78,842,018
Sahara International Petrochemical Co.	3,249,126	40,640,537
Saudi Airlines Catering Co.(a)	564,825	12,786,834
Saudi Arabian Mining Co.(a)	3,772,934	107,704,235
Saudi Arabian Oil Co.(b)	18,055,313	200,314,749
Saudi Basic Industries Corp.	7,627,742	254,288,451
Saudi British Bank (The)(a)	7,078,747	73,240,524
Saudi Cement Co.	624,767	9,285,986
Saudi Ceramic Co.	339,022	4,440,604
Saudi Electricity Co.	6,918,795	51,065,137
Saudi Ground Services Co.(a)	733,819	6,872,141
Saudi Industrial Investment Group	1,967,116	18,573,334
Saudi Kayan Petrochemical Co.(a)	6,477,140	35,410,290
Saudi National Bank (The)	18,850,659	343,399,375
Saudi Pharmaceutical Industries & Medical Appliances Corp.	751,417	7,794,349
Saudi Real Estate Co.(a)	826,185	4,660,700
Saudi Research & Media Group(a)	329,872	22,002,736
Saudi Telecom Co.	5,041,022	153,807,954
Saudia Dairy & Foodstuff Co.	189,219	8,638,846
Savola Group (The)	2,055,515	18,622,228
Seera Group Holding(a)	1,740,793	9,850,889
Southern Province Cement Co.	592,726	10,743,228
United Electronics Co.	339,886	11,813,567
United International Transportation Co.	676,377	8,810,459
Yamama Cement Co.(a)	1,243,836	8,724,560
Yanbu Cement Co.	886,405	8,992,194
Yanbu National Petrochemical Co.	2,269,381	41,656,071

		2,762,231,894

South Africa — 3.8%
Absa Group Ltd.	6,126,178	70,376,593
Adcock Ingram Holdings Ltd.	708,568	2,386,595
AECI Ltd.	1,224,191	8,623,973
African Rainbow Minerals Ltd.	1,022,388	18,194,700
Anglo American Platinum Ltd.	461,134	71,976,041

S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti Ltd.	3,559,717	$83,286,326
Aspen Pharmacare Holdings Ltd.	3,314,759	43,330,888
Astral Foods Ltd.	442,791	4,679,524
AVI Ltd.	2,337,509	10,903,843
Barloworld Ltd.	1,507,272	12,042,492
Bid Corp. Ltd.	2,846,629	57,835,096
Bidvest Group Ltd. (The)	2,331,913	31,950,257
Capitec Bank Holdings Ltd.	691,160	93,315,365
Clicks Group Ltd.	2,122,960	41,275,271
Coronation Fund Managers Ltd.	2,696,668	8,058,655
DataTec Ltd.	1,932,252	4,599,328
Dis-Chem Pharmacies Ltd.(b)	3,352,019	7,547,152
Discovery Ltd.(a)(c)	3,643,860	37,316,913
Distell Group Holdings Ltd.(a)	931,154	10,373,575
DRDGOLD Ltd.(c)	4,558,705	4,253,204
Equites Property Fund Ltd.	4,997,719	6,841,849
Exxaro Resources Ltd.	2,148,641	27,714,798
FirstRand Ltd.	42,185,769	181,637,376
Fortress REIT Ltd., Series A	11,649,882	9,720,705
Foschini Group Ltd. (The)	2,812,719	22,783,458
Gold Fields Ltd.	7,624,543	106,162,340
Growthpoint Properties Ltd.	29,182,015	25,431,363
Harmony Gold Mining Co. Ltd.	4,776,443	20,398,230
Impala Platinum Holdings Ltd.	6,990,905	133,347,199
Imperial Logistics Ltd., NVS	1,609,987	6,887,567
Investec Ltd., NVS	2,747,935	15,449,735
JSE Ltd.	914,840	7,106,316
KAP Industrial Holdings Ltd.	27,651,292	8,416,099
Kumba Iron Ore Ltd.	545,687	21,570,344
Life Healthcare Group Holdings Ltd.(c)	11,456,239	16,704,260
Massmart Holdings Ltd.(a)	1,088,344	3,736,521
Momentum Metropolitan Holdings(c)	8,345,197	10,127,230
Motus Holdings Ltd.	1,515,255	10,837,997
Mr. Price Group Ltd.	2,151,599	29,332,131
MTN Group Ltd.(a)	14,527,343	181,338,206
MultiChoice Group	3,273,707	26,830,505
Naspers Ltd., Class N	1,850,547	233,040,410
Nedbank Group Ltd.	3,834,511	54,511,715
NEPI Rockcastle PLC	3,611,091	23,078,901
Netcare Ltd.	9,744,414	9,277,829
Ninety One Ltd.	1,487,927	4,857,747
Northam Platinum Holdings Ltd.(a)	3,044,487	49,157,290
Oceana Group Ltd.	786,058	2,760,053
Old Mutual Ltd.	40,094,134	32,854,961
Pepkor Holdings Ltd.(b)	10,805,345	15,424,913
Pick n Pay Stores Ltd.	2,808,375	8,401,610
PSG Group Ltd., NVS(a)	1,563,409	8,320,218
Rand Merchant Investment Holdings Ltd.	6,766,289	21,289,525
Redefine Properties Ltd.	49,423,041	13,564,116
Reinet Investments SCA	1,299,286	26,784,663
Remgro Ltd.	4,341,493	39,452,846
Resilient REIT Ltd.(c)	3,170,907	12,012,378
Reunert Ltd., NVS	1,763,564	5,378,003
Royal Bafokeng Platinum Ltd.	1,511,332	17,889,768
Sanlam Ltd.	15,520,612	65,405,957
Santam Ltd.	181,226	3,229,391
Sappi Ltd.(a)(c)	4,983,340	16,502,832
Sasol Ltd.(a)	4,846,707	111,207,401
Shoprite Holdings Ltd.	4,309,675	64,284,284
Sibanye Stillwater Ltd.	23,111,506	109,031,442

Security	Shares	Value

South Africa (continued)
SPAR Group Ltd. (The)	1,440,867	$15,375,495
Standard Bank Group Ltd.	11,527,676	122,147,368
Steinhoff International Holdings NV(a)(c)	38,882,361	9,179,284
Super Group Ltd./South Africa	3,891,937	7,946,078
Telkom SA SOC Ltd.(a)	2,809,489	7,557,139
Thungela Resources Ltd.(a)(c)	1,119,245	9,955,724
Tiger Brands Ltd.	1,325,346	14,078,986
Transaction Capital Ltd.	3,803,198	10,952,320
Truworths International Ltd.	3,478,425	13,249,742
Vodacom Group Ltd.	5,286,958	50,891,645
Vukile Property Fund Ltd.	7,803,345	6,374,117
Wilson Bayly Holmes-Ovcon Ltd.	621,506	3,375,059
Woolworths Holdings Ltd.	8,384,622	27,607,963

		2,741,109,193

South Korea — 12.2%
ABLBio Inc.(a)(c)	283,626	6,284,112
Ace Technologies Corp.(a)(c)	317,697	2,859,730
AfreecaTV Co. Ltd.	80,950	9,460,495
Ahnlab Inc.(c)	70,158	3,817,011
Alteogen Inc.(a)(c)	243,911	10,985,850
Amicogen Inc.(a)(c)	163,816	3,514,524
Amorepacific Corp.(c)	275,352	42,503,541
AMOREPACIFIC Group	238,060	9,726,274
Ananti Inc.(a)(c)	591,319	4,622,517
AptaBio Therapeutics Inc.(a)(c)	162,170	3,330,734
Asiana Airlines Inc.(a)	325,038	5,252,199
BGF retail Co. Ltd.	77,212	10,938,345
BH Co. Ltd.(c)	254,490	4,134,754
Binex Co. Ltd.(a)(c)	273,805	3,038,410
Binggrae Co. Ltd.(a)(c)	66,990	2,989,953
Bioneer Corp.(a)(c)	192,896	6,221,308
BNC Korea Co. Ltd.(a)(c)	361,263	4,717,286
BNK Financial Group Inc.	2,182,079	14,364,733
Boryung Pharmaceutical Co. Ltd.	323,966	3,380,791
Bukwang Pharmaceutical Co. Ltd.(a)(c)	401,097	4,175,977
Cafe24 Corp.(a)(c)	149,507	2,450,508
Cellid Co. Ltd.(a)(c)	69,950	1,931,357
Cellivery Therapeutics Inc.(a)(c)	127,919	3,238,698
Celltrion Healthcare Co. Ltd.	733,468	39,011,389
Celltrion Inc.(c)	833,049	111,195,284
Celltrion Pharm Inc.(a)(c)	144,349	10,620,890
Chabiotech Co. Ltd.(a)(c)	444,053	6,437,214
Cheil Worldwide Inc.	568,245	10,684,099
Chong Kun Dang Pharmaceutical Corp.(a)	67,476	5,421,741
Chunbo Co. Ltd.(c)	42,141	10,068,176
CJ CGV Co. Ltd.(a)(c)	242,918	5,286,801
CJ CheilJedang Corp.	69,668	22,067,716
CJ Corp.	124,529	8,772,507
CJ ENM Co. Ltd.	85,566	9,337,257
CJ Logistics Corp.(a)	77,906	8,077,425
CMG Pharmaceutical Co. Ltd.(a)(c)	1,173,505	3,175,761
Com2uSCorp.(c)	72,389	6,738,269
Cosmax Inc.(a)(c)	82,720	5,961,428
CosmoAM&T Co. Ltd.(a)	228,730	7,466,446
Coway Co. Ltd.	454,237	27,280,923
Creative & Innovative System(a)(c)	478,449	5,547,994
CS Wind Corp.	205,882	10,344,782
Cuckoo Holdings Co. Ltd.(a)	88,875	1,319,457
Cuckoo Homesys Co. Ltd.(a)	64,252	2,074,647
Daeduck Electronics Co. Ltd./New	362,848	7,607,641

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Daejoo Electronic Materials Co. Ltd.(c)	112,171	$8,480,250
Daesang Corp.(a)(c)	231,127	4,304,520
Daewoo Engineering & Construction Co. Ltd.(a)	1,657,826	8,719,983
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	346,760	7,739,108
Daewoong Co. Ltd.(a)(c)	202,360	5,103,855
Daewoong Pharmaceutical Co. Ltd.(a)(c)	49,348	6,869,728
Daishin Securities Co. Ltd.	411,498	5,842,869
Daou Technology Inc.	278,802	5,022,810
Dawonsys Co. Ltd.(c)	223,516	5,397,067
DB HiTek Co. Ltd.	324,698	19,032,311
DB Insurance Co. Ltd.	406,039	20,870,138
Devsisters Co. Ltd.(c)	50,277	2,415,324
DGB Financial Group Inc.	1,470,098	11,636,466
DL E&C Co. Ltd.(c)	124,600	13,432,585
DL Holdings Co. Ltd.	103,686	5,249,821
Dong-A Socio Holdings Co. Ltd.	37,730	3,262,480
Dong-A ST Co. Ltd.(c)	70,787	4,027,746
Dongjin Semichem Co. Ltd.(a)	326,348	9,762,819
DongKook Pharmaceutical Co. Ltd.(c)	279,406	4,934,364
Dongkuk Steel Mill Co. Ltd.	603,272	8,383,264
Dongsuh Cos. Inc.	296,745	6,797,091
Dongwon F&B Co. Ltd.(c)	11,785	1,702,517
Dongwon Industries Co. Ltd.(c)	14,345	2,513,093
Doosan Bobcat Inc.	437,634	14,045,803
Doosan Co. Ltd.(a)(c)	57,689	5,520,540
Doosan Fuel Cell Co. Ltd.(a)(c)	361,753	11,845,307
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	2,990,251	52,429,927
DoubleUGames Co. Ltd.	97,511	4,052,163
Douzone Bizon Co. Ltd.	166,113	6,726,958
Duk San Neolux Co. Ltd.(a)(c)	123,538	4,030,459
Echo Marketing Inc.(c)	194,177	2,861,106
Ecopro BM Co. Ltd.	95,170	30,116,717
Ecopro Co. Ltd.(c)	163,551	12,020,010
Ecopro HN Co. Ltd.(c)	106,434	4,692,536
E-MART Inc.	159,170	17,358,182
Enzychem Lifesciences Corp.(a)(c)	116,516	3,211,186
Eo Technics Co. Ltd.(a)	90,379	7,562,300
Eubiologics Co. Ltd.(a)(c)	280,940	5,648,749
Eugene Technology Co. Ltd.(c)	173,407	6,331,429
F&F Co. Ltd./New(a)	29,766	22,248,236
Fila Holdings Corp.	405,752	11,990,243
Foosung Co. Ltd.(c)	544,651	9,724,028
GC Cell Corp.(a)(c)	85,393	4,851,163
GemVax & Kael Co. Ltd.(a)(c)	327,503	4,168,595
Geneone Life Science Inc., NVS(a)(c)	617,254	7,520,914
Genexine Inc.(a)	169,025	6,588,794
GOLFZON Co. Ltd.(a)	34,135	4,341,340
Grand Korea Leisure Co. Ltd., NVS(a)(c)	358,604	4,395,154
Green Cross Corp.	49,061	7,465,029
Green Cross Holdings Corp.	194,532	3,628,528
GS Engineering & Construction Corp.(c)	493,988	17,753,475
GS Holdings Corp.	367,501	12,288,884
GS Retail Co. Ltd.	309,601	6,884,731
Halla Holdings Corp.	78,928	2,675,786
Hana Financial Group Inc.	2,530,058	102,790,776
Hana Tour Service Inc.(a)(c)	107,476	7,057,097
Hanall Biopharma Co. Ltd.(a)	315,431	4,949,654
Handsome Co. Ltd.	133,118	3,991,874

Security	Shares	Value

South Korea (continued)
Hanil Cement Co. Ltd./New	247,229	$3,761,709
Hanjin Transportation Co. Ltd.(a)(c)	72,471	1,728,431
Hankook & Co. Co. Ltd.(c)	261,949	2,941,526
Hankook Tire & Technology Co. Ltd.	622,217	18,332,517
Hanmi Pharm Co. Ltd.(a)	55,560	12,306,539
Hanmi Semiconductor Co. Ltd.	274,596	7,741,023
Hanon Systems	1,592,103	15,418,274
Hansae Co. Ltd.(c)	193,319	3,668,757
Hansol Chemical Co. Ltd.(c)	83,885	15,142,160
Hanssem Co. Ltd.	102,581	6,274,423
Hanwha Aerospace Co. Ltd.	312,336	13,638,392
Hanwha Corp.(c)	339,989	8,672,906
Hanwha Investment & Securities Co. Ltd.(a)	1,051,858	4,260,918
Hanwha Life Insurance Co. Ltd.(a)	3,135,054	7,742,173
Hanwha Solutions Corp.(a)(c)	1,039,193	29,543,733
Hanwha Systems Co. Ltd.(c)	557,797	7,370,481
HDC Holdings Co. Ltd.(a)(c)	356,654	2,282,277
HDC Hyundai Development Co-Engineering & Construction, Class E(a)(c)	387,354	5,213,046
Helixmith Co. Ltd.(a)(c)	334,316	5,641,182
Hite Jinro Co. Ltd.(a)(c)	317,333	9,442,632
HLB Inc.(a)(c)	808,331	21,179,334
HLB Life Science Co. Ltd., NVS(a)(c)	775,826	6,914,459
HMM Co. Ltd.(a)(c)	2,285,801	55,369,585
Hotel Shilla Co. Ltd.(c)	242,854	16,413,739
Huchems Fine Chemical Corp., NVS	215,607	4,011,405
Hugel Inc., NVS(a)(c)	57,961	7,147,053
Huons Co. Ltd.(c)	105,491	4,097,334
Huons Global Co. Ltd.(c)	74,085	1,877,332
Hwaseung Enterprise Co. Ltd.(a)(c)	208,380	2,840,363
HYBE Co. Ltd.(a)	145,756	35,416,553
Hyosung Advanced Materials Corp.(c)	24,079	9,445,933
Hyosung Chemical Corp.(a)	20,255	4,706,127
Hyosung Corp.	92,537	6,603,982
Hyosung TNC Corp.(c)	22,682	9,223,342
Hyundai Autoever Corp.	60,742	5,507,220
Hyundai Bioscience Co. Ltd.(a)(c)	330,814	8,818,222
Hyundai Construction Equipment Co. Ltd.	133,335	3,753,901
Hyundai Department Store Co. Ltd.	128,614	8,379,275
Hyundai Doosan Infracore Co. Ltd.(a)	1,051,756	5,957,242
Hyundai Elevator Co. Ltd.(a)	248,981	7,878,545
Hyundai Engineering & Construction Co. Ltd.	639,913	23,313,447
Hyundai Glovis Co. Ltd.	156,486	23,084,084
Hyundai Greenfood Co. Ltd.(c)	694,497	4,880,454
Hyundai Heavy Industries Holdings Co. Ltd.	401,314	17,280,332
Hyundai Home Shopping Network Corp.	55,973	2,721,609
Hyundai Marine & Fire Insurance Co. Ltd.	465,450	11,179,682
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	215,112	14,449,369
Hyundai Mobis Co. Ltd.	555,674	104,336,669
Hyundai Motor Co.(c)	1,181,943	173,919,027
Hyundai Rotem Co. Ltd.(a)(c)	617,940	10,298,297
Hyundai Steel Co.	746,443	24,894,525
Hyundai Wia Corp.	145,103	7,458,547
Iljin Materials Co. Ltd.(c)	202,943	15,534,610
Ilyang Pharmaceutical Co. Ltd.	132,158	2,782,372
Industrial Bank of Korea	1,916,253	17,214,759
Innocean Worldwide Inc.	89,683	3,739,875
Innox Advanced Materials Co. Ltd.(c)	165,741	5,853,340
iNtRON Biotechnology Inc.(a)(c)	273,815	4,212,899
IS Dongseo Co. Ltd.(a)(c)	163,624	7,236,133

S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
ITM Semiconductor Co. Ltd.(c)	87,422	$2,563,923
JB Financial Group Co. Ltd.	1,169,379	8,009,580
JW Pharmaceutical Corp.(c)	180,304	3,793,413
JYP Entertainment Corp.(a)(c)	257,717	10,830,482
Kakao Corp.	2,675,808	211,915,351
Kakao Games Corp.(a)(c)	255,552	15,877,855
KakaoBank Corp.(a)(c)	826,025	33,349,615
Kangwon Land Inc.(a)	809,851	18,012,700
KB Financial Group Inc.	3,358,603	165,694,796
KCC Corp.(c)	41,621	11,653,483
KCC Glass Corp.	99,758	4,846,170
KEPCO Engineering & Construction Co. Inc.(a)(c)	127,762	9,588,733
KEPCO Plant Service & Engineering Co. Ltd.(a)	218,830	6,802,644
Kginicis Co. Ltd.	233,305	3,405,946
Kia Corp.	2,226,215	138,014,899
KIWOOM Securities Co. Ltd.(a)	113,155	9,608,555
KMW Co. Ltd.(a)(c)	243,578	6,352,001
Koh Young Technology Inc.(c)	530,731	8,488,233
Kolmar BNH Co. Ltd.(a)(c)	122,397	3,655,342
Kolmar Korea Co. Ltd.(a)	146,937	5,671,256
Kolon Industries Inc.	158,581	7,822,137
Komipharm International Co. Ltd.(a)(c)	382,778	2,661,673
KONA I Co. Ltd.(a)(c)	118,007	2,652,166
Korea Aerospace Industries Ltd.(a)	618,477	19,241,985
Korea Electric Power Corp.(a)	2,069,038	40,096,525
Korea Investment Holdings Co. Ltd.(a)	350,043	23,255,172
Korea Line Corp.(a)	1,336,730	3,113,499
Korea Petrochemical Ind. Co Ltd.(a)(c)	30,267	4,329,411
Korea REIT & Trust Co. Ltd.	2,116,731	3,875,409
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	330,902	24,531,742
Korea United Pharm Inc.(a)(c)	95,906	3,681,112
Korea Zinc Co. Ltd.	73,987	33,933,440
Korean Air Lines Co. Ltd.(a)	1,463,320	36,051,712
Korean Reinsurance Co.	828,994	6,693,820
Krafton Inc.(a)(c)	191,973	47,625,547
KT Skylife Co. Ltd.	270,336	1,919,661
KT&G Corp.	919,578	61,130,372
Kuk-Il Paper Manufacturing Co. Ltd.(a)(c)	1,057,047	3,308,889
Kumho Petrochemical Co. Ltd.(a)(c)	156,755	21,147,917
Kumho Tire Co. Inc.(a)	886,599	2,940,787
Kyung Dong Navien Co. Ltd.	82,064	3,047,761
L&C Bio Co. Ltd.(c)	156,139	4,147,166
L&F Co. Ltd.(a)(c)	200,233	32,945,436
LEENO Industrial Inc.	90,911	13,729,413
LegoChem Biosciences Inc.(a)(c)	192,858	7,115,036
LF Corp.	196,293	2,925,704
LG Chem Ltd.	392,681	186,344,444
LG Corp.	735,864	46,249,209
LG Display Co. Ltd.(c)	1,944,012	30,572,308
LG Electronics Inc.	903,297	94,300,912
LG Energy Solution(a)	179,836	61,623,015
LG Household & Health Care Ltd.(c)	78,625	62,384,486
LG Innotek Co. Ltd.	121,204	33,458,682
LG Uplus Corp.	1,708,000	18,761,267
LIG Nex1 Co. Ltd.(c)	137,391	7,840,335
Lock&Lock Co. Ltd.(a)	264,195	2,210,040
Lotte Chemical Corp.	142,086	26,186,414
Lotte Chilsung Beverage Co. Ltd.(c)	44,958	6,181,628
Lotte Confectionery Co. Ltd.	18,657	1,798,243

Security	Shares	Value

South Korea (continued)
LOTTE Fine Chemical Co. Ltd.	173,519	$11,543,456
LOTTE Himart Co. Ltd.	93,154	1,808,927
LOTTE Reit Co. Ltd.	1,743,512	7,921,117
Lotte Shopping Co. Ltd.(c)	98,943	7,069,753
Lotte Tour Development Co. Ltd.(a)(c)	411,793	6,151,883
LS Corp.(c)	159,054	6,491,171
LS Electric Co. Ltd.	175,419	6,324,017
Lx Hausys Ltd.	67,105	3,093,679
LX Holdings Corp.(a)(c)	401,750	3,285,535
Lx International Corp.	296,553	7,369,384
LX Semicon Co. Ltd.(c)	107,223	10,299,088
Maeil Dairies Co. Ltd.	48,610	2,762,223
Mando Corp.(c)	273,896	10,471,749
Mcnex Co. Ltd.	132,639	5,100,375
MedPacto Inc.(a)(c)	125,379	3,670,967
Medytox Inc.(a)(c)	46,625	4,752,845
MegaStudyEdu Co. Ltd.(a)(c)	93,270	6,477,761
Meritz Financial Group Inc.(c)	348,381	10,712,429
Meritz Fire & Marine Insurance Co. Ltd.	437,188	15,024,869
Meritz Securities Co. Ltd.(c)	2,433,793	11,918,196
Mezzion Pharma Co. Ltd.(a)(c)	65,828	9,022,871
Mirae Asset Life Insurance Co. Ltd.	749,463	2,556,675
Mirae Asset Securities Co. Ltd.(c)	2,225,771	16,424,830
Myoung Shin Industrial Co. Ltd.(a)(c)	193,861	3,868,004
Namhae Chemical Corp.(a)(c)	288,944	2,336,482
Naturecell Co. Ltd.(a)(c)	470,097	6,460,371
NAVER Corp.	1,046,290	278,791,512
NCSoft Corp.	140,869	52,184,198
NEPES Corp.(a)	192,440	4,611,594
Netmarble Corp.(b)(c)	176,805	15,192,494
Nexen Tire Corp.(a)	301,974	1,589,692
Next Science Co. Ltd.(a)	364,277	5,241,776
NH Investment & Securities Co. Ltd.(a)	935,104	9,048,934
NHN Corp.(a)	201,434	6,014,850
NHN KCP Corp.(a)	274,029	5,390,216
NICE Holdings Co. Ltd.	245,447	3,420,221
NICE Information Service Co. Ltd.(a)(c)	360,977	5,603,551
NKMax Co. Ltd.(a)(c)	336,819	4,420,651
NongShim Co. Ltd.	32,649	8,359,394
OCI Co. Ltd.(a)(c)	170,224	15,057,907
Orion Corp./Republic of Korea	200,953	15,377,776
Orion Holdings Corp.	266,771	3,144,876
Oscotec Inc.(a)(c)	224,194	5,622,092
Osstem Implant Co. Ltd.(a)(d)	104,101	10,639,709
Ottogi Corp.	13,947	5,032,169
Pan Ocean Co. Ltd.	2,329,926	12,857,453
Paradise Co. Ltd., NVS(a)(c)	503,557	7,024,248
Park Systems Corp.	42,119	4,205,184
Partron Co. Ltd.(c)	452,306	4,355,000
Pearl Abyss Corp.(a)(c)	259,214	20,789,758
People & Technology Inc.(a)(c)	162,370	5,831,689
PharmaResearch Co. Ltd.(c)	63,021	4,620,419
Pharmicell Co. Ltd.(a)	543,510	4,994,488
PI Advanced Materials Co. Ltd.(a)	174,144	6,354,842
Poongsan Corp.	273,806	7,292,485
POSCO	630,383	149,983,082
POSCO Chemical Co. Ltd.(c)	278,964	26,721,750
Posco ICT Co. Ltd.(c)	597,766	2,878,365
Posco International Corp.(c)	455,659	7,906,279
RFHIC Corp.(c)	189,246	4,500,261

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
S&S Tech Corp.(c)	181,645	$4,265,548
S-1 Corp.	125,316	7,295,061
Sam Chun Dang Pharm Co. Ltd.(a)(c)	139,430	4,253,607
Sam Kang M&T Co. Ltd.(a)(c)	253,161	3,914,533
Samsung Biologics Co. Ltd.(a)(b)(c)	141,520	92,066,254
Samsung C&T Corp.	701,309	64,769,833
Samsung Electro-Mechanics Co. Ltd.	470,712	65,809,404
Samsung Electronics Co. Ltd.	40,681,031	2,451,169,483
Samsung Engineering Co. Ltd.(a)	1,349,061	26,353,990
Samsung Fire & Marine Insurance Co. Ltd.	260,574	41,436,624
Samsung Heavy Industries Co. Ltd.(a)	5,352,984	26,094,577
Samsung Life Insurance Co. Ltd.	572,132	28,606,334
Samsung SDI Co. Ltd.	469,538	216,381,910
Samsung SDS Co. Ltd.	288,024	33,813,469
Samsung Securities Co. Ltd.	507,744	17,995,377
Samwha Capacitor Co. Ltd.	100,355	4,750,575
Samyang Foods Co. Ltd.(c)	53,049	3,881,063
Samyang Holdings Corp.	54,003	3,761,037
SD Biosensor Inc.	303,223	13,769,681
Sebang Global Battery Co. Ltd.	63,484	3,390,545
Seegene Inc.(c)	306,836	13,150,998
Seobu T&D(c)	439,361	3,286,578
Seojin System Co. Ltd.(a)(c)	130,783	3,726,930
Seoul Semiconductor Co. Ltd.(a)(c)	423,506	4,741,430
SFA Engineering Corp.(c)	184,873	5,832,762
SFA Semicon Co. Ltd.(a)(c)	843,940	4,631,578
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	277,735	8,111,980
Shinhan Financial Group Co. Ltd.	3,627,254	118,015,411
Shinsegae Inc.	58,520	12,844,410
Shinsegae International Inc.(c)	28,567	3,639,014
SillaJen Inc.(a)(c)(d)	540,819	3,265,560
SIMMTECH Co. Ltd.(c)	170,411	7,650,283
SK Biopharmaceuticals Co. Ltd.(a)(c)	225,233	15,987,067
SK Bioscience Co. Ltd.(a)(c)	192,558	23,580,404
SK Chemicals Co. Ltd.	99,849	10,488,951
SK D&D Co. Ltd.	78,541	1,960,223
SK Discovery Co. Ltd.	97,764	3,312,025
SK Gas Ltd.	45,497	4,523,213
SK Hynix Inc.	4,637,746	483,505,900
SK IE Technology Co. Ltd.(a)(b)(c)	186,999	19,421,211
SK Inc.(c)	343,399	65,592,621
SK Innovation Co. Ltd.(a)	436,137	73,626,924
SK Networks Co. Ltd.	1,352,507	4,990,324
SK Square Co. Ltd.(a)	679,272	31,524,413
SK Telecom Co. Ltd.	269,674	12,306,056
SKC Co. Ltd.	193,813	22,539,288
SL Corp.(a)(c)	142,347	2,837,576
SM Entertainment Co. Ltd.(c)	178,348	11,152,098
SNT Motiv Co. Ltd.	87,073	3,148,305
S-Oil Corp.	380,006	27,063,788
SOLUM Co. Ltd.(a)	311,628	5,941,092
Solus Advanced Materials Co Ltd.	114,757	6,081,076
Soulbrain Co. Ltd./New(c)	41,549	7,933,199
Soulbrain Holdings Co. Ltd.(c)	61,068	1,470,187
ST Pharm Co. Ltd.	90,283	7,528,587
STIC Investments Inc.	303,241	2,594,179
Taihan Electric Wire Co. Ltd.(a)(c)	2,812,786	3,778,659
Tera Resource Co. Ltd.(a)(d)	49,111	—
TES Co. Ltd./Korea(c)	190,641	4,068,955
Tokai Carbon Korea Co. Ltd.(c)	55,096	5,441,342

Security	Shares	Value

South Korea (continued)
Tongyang Life Insurance Co. Ltd.	766,059	$3,933,425
TY Holdings Co. Ltd./Korea(a)	215,836	4,920,978
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	81,699	2,354,769
Vidente Co. Ltd.(a)	333,093	4,587,757
Webzen Inc.(a)(c)	153,451	2,986,222
Wemade Co. Ltd.(c)	162,437	15,077,929
Wonik Holdings Co. Ltd.(a)	1	4
WONIK IPS Co. Ltd.(c)	271,189	8,187,876
Woori Financial Group Inc.	4,343,216	51,951,795
Woori Investment Bank Co. Ltd.(c)	3,425,208	2,484,717
Woori Technology Investment Co. Ltd., NVS(a)(c)	596,125	4,269,487
Wysiwyg Studious Co. Ltd.(a)(c)	212,794	6,414,677
Y2 Solution Co. Ltd.(a)(c)(d)	278,963	339,670
YG Entertainment Inc.(c)	114,521	6,335,729
Youlchon Chemical Co. Ltd.(c)	111,418	2,225,922
Youngone Corp.(a)	205,702	7,315,568
Youngone Holdings Co. Ltd.(a)	65,667	2,547,670
Yuanta Securities Korea Co. Ltd.(a)	1,163,826	3,458,940
Yuhan Corp.	434,193	21,096,654
Yungjin Pharmaceutical Co. Ltd.(a)(c)	922,869	3,742,517
Zinus Inc.(a)(c)	96,279	6,043,981

		8,878,055,724

Taiwan — 17.0%
AcBel Polytech Inc.(c)	6,154,000	7,425,567
Accton Technology Corp.(c)	4,386,000	39,774,732
Acer Inc.(c)	24,773,872	25,711,025
Actron Technology Corp.(c)	498,000	4,083,425
ADATA Technology Co. Ltd.(c)	2,249,820	7,569,671
Adimmune Corp.(c)	2,605,000	3,716,783
Advanced Ceramic X Corp.(c)	438,000	4,246,644
Advanced Energy Solution Holding Co. Ltd.(c)	257,000	12,203,959
Advanced Wireless Semiconductor Co.(c)	1,439,000	5,326,485
Advantech Co. Ltd.(c)	3,210,110	42,272,358
Airtac International Group(c)	1,170,292	38,926,362
Alchip Technologies Ltd., NVS(c)	600,000	23,440,522
Amazing Microelectronic Corp.(c)	660,000	4,536,112
AmTRAN Technology Co. Ltd.(c)	8,504,672	4,924,346
Andes Technology Corp.(c)	341,000	5,171,115
AP Memory Technology Corp.(c)	709,000	9,419,655
Apex International Co. Ltd.(c)	1,254,000	4,519,877
Arcadyan Technology Corp.(c)	1,312,391	5,435,972
Ardentec Corp.(c)	4,540,546	8,321,500
ASE Technology Holding Co. Ltd.(c)	27,988,222	101,158,040
Asia Cement Corp.	16,590,050	26,813,772
Asia Optical Co. Inc.(a)(c)	2,588,000	7,588,889
Asia Pacific Telecom Co. Ltd.(a)	18,761,173	5,362,250
Asia Vital Components Co. Ltd.(c)	3,011,000	12,038,807
ASMedia Technology Inc.(c)	235,000	14,548,455
ASPEED Technology Inc., NVS(c)	193,000	18,969,004
ASROCK Inc.(c)	511,000	4,178,237
Asustek Computer Inc.(c)	5,922,000	79,002,288
AU Optronics Corp.(c)	69,596,000	52,104,908
AURAS Technology Co. Ltd.(c)	698,000	6,470,840
Bank of Kaohsiung Co. Ltd.(c)	26,879,903	12,977,270
BES Engineering Corp.(c)	17,022,000	5,386,971
Bizlink Holding Inc.(c)	1,049,926	11,368,758
Brighton-Best International Taiwan Inc.(c)	4,588,000	6,567,214
Capital Securities Corp.(c)	23,423,050	13,254,002
Career Technology MFG. Co. Ltd.(a)(c)	4,536,498	3,880,721
Catcher Technology Co. Ltd.	5,110,000	26,228,659

S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Cathay Financial Holding Co. Ltd.	67,329,872	$151,400,342
Cathay Real Estate Development Co. Ltd.(c)	8,036,900	5,519,824
Center Laboratories Inc.(c)	3,450,007	7,281,303
Century Iron & Steel Industrial Co. Ltd.(c)	1,446,000	5,654,607
Chailease Holding Co. Ltd.(c)	11,279,721	102,369,221
Chang Hwa Commercial Bank Ltd.	37,908,182	24,067,305
Charoen Pokphand Enterprise	2,113,000	6,393,766
Cheng Loong Corp.(c)	7,251,000	8,948,347
Cheng Shin Rubber Industry Co. Ltd.(c)	13,063,650	16,712,331
Cheng Uei Precision Industry Co. Ltd.(c)	3,335,000	4,582,425
Chicony Electronics Co. Ltd.(c)	4,063,787	13,071,889
Chicony Power Technology Co. Ltd.(c)	1,136,000	3,226,694
Chief Telecom Inc.(c)	260,000	2,528,482
China Airlines Ltd.(a)(c)	23,062,000	23,514,806
China Bills Finance Corp.(c)	15,250,000	9,300,787
China Development Financial Holding Corp.	127,522,649	87,329,361
China General Plastics Corp.(c)	4,485,386	5,582,726
China Man-Made Fiber Corp.(c)	18,449,574	6,403,753
China Metal Products(c)	4,343,146	5,577,897
China Motor Corp.(c)	2,534,800	5,659,193
China Petrochemical Development Corp.(a)(c)	31,915,490	13,788,092
China Steel Chemical Corp.(c)	1,456,000	6,262,744
China Steel Corp.	100,611,529	130,830,646
Chin-Poon Industrial Co. Ltd.(c)	4,204,000	5,486,051
Chipbond Technology Corp.(c)	3,712,000	9,236,419
ChipMOS Technologies Inc.(c)	5,300,000	10,010,547
Chlitina Holding Ltd.	497,000	3,747,469
Chong Hong Construction Co. Ltd.(c)	1,548,122	4,229,855
Chroma ATE Inc.(c)	3,001,000	20,432,301
Chung Hung Steel Corp.(c)	7,846,000	11,651,503
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,591,000	5,399,170
Chunghwa Precision Test Tech Co. Ltd.(c)	178,000	4,040,891
Chunghwa Telecom Co. Ltd.	30,869,000	137,200,873
Cleanaway Co. Ltd.(c)	887,000	6,741,185
Clevo Co.	4,601,175	5,071,986
Compal Electronics Inc.(c)	33,615,000	30,623,652
Compeq Manufacturing Co. Ltd.(c)	7,366,000	12,764,344
Continental Holdings Corp.(c)	4,768,600	4,013,614
Coretronic Corp.(c)	3,505,200	8,982,778
Co-Tech Development Corp.(c)	2,429,000	6,602,175
CSBC Corp. Taiwan(a)(c)	6,410,316	4,837,491
CTBC Financial Holding Co. Ltd.	156,202,599	152,684,522
CTCI Corp.	5,342,000	7,862,492
Cub Elecparts Inc.(c)	535,979	3,027,270
Darfon Electronics Corp.(c)	2,788,000	4,558,134
Delta Electronics Inc.(c)	16,471,000	146,791,315
E Ink Holdings Inc.	7,587,000	40,888,604
E.Sun Financial Holding Co Ltd.(c)	98,848,472	104,488,050
Eclat Textile Co. Ltd.(c)	1,573,683	32,619,583
EirGenix Inc.(a)(c)	1,407,000	5,244,569
Elan Microelectronics Corp.(c)	2,355,100	13,987,034
Elite Material Co. Ltd.(c)	2,412,000	23,652,684
Elite Semiconductor Microelectronics Technology Inc.(c)	2,295,000	12,083,525
eMemory Technology Inc.(c)	556,000	37,522,911
Ennoconn Corp.(c)	585,219	4,281,013
ENNOSTAR Inc.(a)(c)	4,871,185	13,981,293
Episil Technologies Inc.(a)(c)	2,194,929	8,620,437
Episil-Precision Inc.(c)	1,136,000	4,413,907

Security	Shares	Value

Taiwan (continued)
Eternal Materials Co. Ltd.(c)	8,034,915	$10,444,296
Eva Airways Corp.(a)(c)	20,638,326	24,311,066
Evergreen Marine Corp. Taiwan Ltd.(c)	21,722,449	114,113,603
Everlight Chemical Industrial Corp.(c)	5,816,781	5,410,080
Everlight Electronics Co. Ltd.(c)	3,604,000	6,491,235
Far Eastern Department Stores Ltd.	9,916,167	7,548,304
Far Eastern International Bank(c)	27,237,397	10,837,519
Far Eastern New Century Corp.	21,100,916	22,367,886
Far EasTone Telecommunications Co. Ltd.	11,702,000	28,942,925
Faraday Technology Corp.(c)	1,874,000	18,779,667
Farglory Land Development Co. Ltd.(c)	2,511,782	5,495,289
Feng Hsin Steel Co. Ltd.(c)	4,721,000	14,238,041
Feng TAY Enterprise Co. Ltd.	3,454,387	25,750,228
First Financial Holding Co. Ltd.	86,213,984	79,380,443
Fitipower Integrated Technology Inc.(c)	979,161	7,942,557
FLEXium Interconnect Inc.(a)(c)	2,288,616	7,812,486
FocalTech Systems Co. Ltd.(c)	1,482,000	8,221,594
Formosa Chemicals & Fibre Corp.	28,877,210	81,868,995
Formosa International Hotels Corp.(c)	580,000	3,706,160
Formosa Petrochemical Corp.(c)	8,918,000	31,369,810
Formosa Plastics Corp.	32,990,800	124,573,755
Formosa Sumco Technology Corp.(c)	732,000	6,810,921
Formosa Taffeta Co. Ltd.(c)	6,582,000	6,719,422
Foxconn Technology Co. Ltd.(c)	7,317,424	16,842,895
Foxsemicon Integrated Technology Inc.(c)	689,000	5,409,722
Fubon Financial Holding Co. Ltd.(c)	64,227,022	173,417,069
Fulgent Sun International Holding Co. Ltd.(c)	1,084,221	4,581,583
Fusheng Precision Co. Ltd.(c)	859,000	6,061,050
General Interface Solution Holding Ltd., NVS(c)	2,158,000	7,021,959
Genius Electronic Optical Co. Ltd., NVS(c)	618,287	10,226,613
Getac Holdings Corp.(c)	4,004,000	8,460,565
Giant Manufacturing Co. Ltd.(c)	2,629,000	27,293,751
Gigabyte Technology Co. Ltd.(c)	4,421,000	22,654,065
Ginko International Co. Ltd.(c)	407,250	4,027,832
Global Mixed Mode Technology Inc.	597,000	5,166,665
Global PMX Co. Ltd.(c)	385,000	2,239,840
Global Unichip Corp.(c)	744,000	12,343,461
Globalwafers Co. Ltd.(c)	1,850,000	45,791,971
Gold Circuit Electronics Ltd.(c)	3,619,000	10,605,801
Goldsun Building Materials Co. Ltd.(c)	9,069,425	8,605,746
Gourmet Master Co. Ltd.(c)	851,471	3,482,355
Grand Pacific Petrochemical(c)	8,602,000	8,822,840
Grape King Bio Ltd.(c)	985,000	5,341,754
Great Wall Enterprise Co. Ltd.(c)	5,414,202	10,509,122
Greatek Electronics Inc.(c)	3,118,000	8,160,654
Gudeng Precision Industrial Co. Ltd.(c)	549,356	5,109,011
Hannstar Board Corp.(c)	3,228,000	5,207,035
HannStar Display Corp.(c)	19,504,640	11,249,467
Highwealth Construction Corp.(c)	5,167,153	9,052,453
Hiwin Technologies Corp.(c)	2,274,555	21,716,468
Holtek Semiconductor Inc.	2,065,000	8,067,612
Holy Stone Enterprise Co. Ltd.(c)	1,316,330	5,544,777
Hon Hai Precision Industry Co. Ltd.	106,216,928	394,548,945
Hota Industrial Manufacturing Co. Ltd.(c)	2,392,261	6,836,965
Hotai Finance Co. Ltd.	1,648,000	7,323,777
Hotai Motor Co. Ltd.(c)	2,594,000	58,731,891
Hsin Kuang Steel Co. Ltd.(c)	3,090,000	6,942,802
HTC Corp.(a)(c)	6,149,000	12,936,197
Hua Nan Financial Holdings Co. Ltd.	72,923,002	57,822,837
Huaku Development Co. Ltd.	2,368,000	7,687,174

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
IBF Financial Holdings Co. Ltd.(c)	19,507,706	$11,040,264
Innodisk Corp.(c)	1,000,740	7,600,469
Innolux Corp.(c)	80,207,241	48,807,183
International CSRC Investment Holdings Co.(c)	7,567,685	6,941,291
International Games System Co. Ltd.(c)	485,000	11,987,497
Inventec Corp.(c)	19,280,000	17,805,074
ITE Technology Inc.(c)	1,618,000	6,345,953
ITEQ Corp.(c)	1,726,604	8,058,224
Jentech Precision Industrial Co. Ltd.(c)	655,000	9,083,939
Johnson Health Tech Co. Ltd.(c)	1,080,000	2,174,152
Kenda Rubber Industrial Co. Ltd.(c)	5,305,337	5,724,881
Kindom Development Co. Ltd.(c)	3,598,300	4,798,231
King Slide Works Co. Ltd., NVS	612,000	9,409,122
King Yuan Electronics Co. Ltd.(c)	8,107,000	12,771,565
King’s Town Bank Co. Ltd.	6,359,000	9,188,424
Kinpo Electronics(c)	14,412,000	7,950,507
Kinsus Interconnect Technology Corp.(c)	2,555,000	21,258,359
LandMark Optoelectronics Corp.(c)	825,900	5,391,292
Largan Precision Co. Ltd.(c)	819,000	59,519,028
Lien Hwa Industrial Holdings Corp.(c)	7,977,427	19,158,526
Lite-On Technology Corp.	17,992,238	44,240,742
Longchen Paper & Packaging Co. Ltd.(c)	6,971,720	5,431,845
Lotes Co. Ltd.	591,848	15,371,960
Lotus Pharmaceutical Co. Ltd.(c)	863,000	3,478,762
Macronix International Co. Ltd.(c)	14,685,554	23,247,159
Makalot Industrial Co. Ltd.(c)	1,654,510	13,070,027
Marketech International Corp.(c)	1,019,000	5,484,393
MediaTek Inc.(c)	12,879,572	508,946,948
Medigen Vaccine Biologics Corp.(a)(c)	1,273,000	10,602,657
Mega Financial Holding Co. Ltd.	89,994,958	121,277,286
Mercuries Life Insurance Co. Ltd.(a)(c)	15,110,158	4,817,446
Merida Industry Co. Ltd.(c)	1,703,850	17,353,544
Merry Electronics Co. Ltd.(c)	1,747,751	5,129,005
Microbio Co. Ltd.(a)(c)	3,037,928	6,855,808
Micro-Star International Co. Ltd.(c)	6,038,000	34,034,857
Mitac Holdings Corp.(c)	8,372,053	10,120,462
momo.com Inc.(c)	397,400	14,147,061
Nan Kang Rubber Tire Co. Ltd.(c)	4,343,000	6,264,948
Nan Pao Resins Chemical Co. Ltd.(c)	439,000	2,113,623
Nan Ya Plastics Corp.	44,575,440	140,590,928
Nan Ya Printed Circuit Board Corp.(c)	1,949,000	37,322,602
Nantex Industry Co. Ltd.(c)	2,515,000	6,699,314
Nanya Technology Corp	10,355,000	28,998,149
Nien Made Enterprise Co. Ltd.	1,286,000	16,671,391
Novatek Microelectronics Corp.(c)	4,901,000	81,251,056
Nuvoton Technology Corp.(c)	1,521,000	7,605,044
OBI Pharma Inc.(a)(c)	1,329,258	5,584,661
Oneness Biotech Co. Ltd.(a)(c)	1,939,000	17,117,978
Oriental Union Chemical Corp.(a)(c)	6,709,000	5,237,832
Pan Jit International Inc.(c)	2,632,200	9,680,644
Pan-International Industrial Corp.(c)	4,558,366	6,141,823
Parade Technologies Ltd.	673,000	46,465,036
PChome Online Inc.(c)	852,000	3,464,526
Pegatron Corp.	15,707,000	38,930,691
Pharmally International Holding Co. Ltd.(a)(d)	597,543	—
Phison Electronics Corp.(c)	1,245,000	23,035,153
Pixart Imaging Inc.(c)	1,249,000	6,042,650
Pou Chen Corp.	18,023,000	20,784,352
Powertech Technology Inc.(c)	4,915,000	16,671,381
Poya International Co. Ltd.(c)	467,050	6,767,737

Security	Shares	Value

Taiwan (continued)
President Chain Store Corp.	4,682,000	$43,750,992
President Securities Corp.(c)	9,488,603	7,338,151
Primax Electronics Ltd.(c)	3,895,000	7,354,985
Prince Housing & Development Corp.(c)	12,966,995	6,410,739
Qisda Corp.(c)	13,291,000	14,688,995
Quanta Computer Inc.	22,447,000	75,060,440
Radiant Opto-Electronics Corp.(c)	2,971,000	10,742,624
RDC Semiconductor Co. Ltd.(a)(c)	492,000	7,537,602
Realtek Semiconductor Corp.(c)	3,930,110	64,799,489
Rexon Industrial Corp. Ltd.(c)	1,210,000	1,863,967
RichWave Technology Corp.(c)	762,200	5,901,693
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	10,110,120	26,104,592
Ruentex Industries Ltd.(c)	3,869,225	16,096,585
Sanyang Motor Co. Ltd.(c)	4,963,000	5,030,418
ScinoPharm Taiwan Ltd.(c)	2,791,027	2,355,816
SDI Corp.(c)	1,372,000	6,557,394
Sensortek Technology Corp.(c)	241,000	3,790,181
Sercomm Corp.(c)	2,386,000	6,233,343
Shanghai Commercial & Savings Bank Ltd/The	29,793,346	49,076,981
Shin Kong Financial Holding Co. Ltd.(c)	93,557,255	37,940,696
Shin Zu Shing Co. Ltd.(c)	1,547,904	5,028,365
Shinkong Synthetic Fibers Corp.	13,541,000	9,903,106
Sigurd Microelectronics Corp.(c)	5,050,700	10,376,227
Simplo Technology Co. Ltd.	1,302,400	14,615,198
Sinbon Electronics Co. Ltd.(c)	1,932,809	18,581,406
Sino-American Silicon Products Inc.(c)	4,341,000	28,547,179
SinoPac Financial Holdings Co. Ltd.	88,939,660	54,614,382
Sinyi Realty Inc.	4,546,704	5,519,642
Sitronix Technology Corp.(c)	1,008,000	10,679,491
Soft-World International Corp.(c)	897,000	2,991,531
Solar Applied Materials Technology Corp., NVS(c)	4,246,710	7,946,602
Sonix Technology Co. Ltd.(c)	1,443,000	4,554,383
Sporton International Inc.	757,050	5,450,353
St. Shine Optical Co. Ltd.(c)	428,000	4,426,846
Standard Foods Corp.(c)	4,074,096	7,398,587
Sunny Friend Environmental Technology Co. Ltd.(c)	627,000	4,461,083
Sunplus Technology Co. Ltd.(c)	4,133,000	5,094,176
Supreme Electronics Co. Ltd.(c)	4,836,512	9,287,166
Synnex Technology International Corp.	11,341,250	29,362,119
Systex Corp.(c)	1,588,000	4,681,630
TA Chen Stainless Pipe(c)	12,520,466	23,937,247
Taichung Commercial Bank Co. Ltd.(c)	24,996,559	11,991,002
TaiDoc Technology Corp.(c)	523,000	3,357,945
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	2,920,000	1,776,089
TaiMed Biologics Inc.(a)(c)	1,660,000	4,118,483
Tainan Spinning Co. Ltd.(c)	11,437,894	9,605,626
Taishin Financial Holding Co. Ltd.	88,529,681	62,043,830
Taiwan Business Bank	41,044,853	16,338,957
Taiwan Cement Corp.(c)	42,936,574	72,890,111
Taiwan Cogeneration Corp.(c)	5,047,000	6,680,924
Taiwan Cooperative Financial Holding Co. Ltd.	79,722,953	75,631,865
Taiwan Fertilizer Co. Ltd.	6,691,000	16,455,659
Taiwan Glass Industry Corp.(c)	9,706,053	8,077,353
Taiwan High Speed Rail Corp.	14,138,000	14,963,259
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	3,550,674	9,562,788
Taiwan Mask Corp.(c)	2,025,000	7,261,925
Taiwan Mobile Co. Ltd.	12,766,000	47,207,270
Taiwan Paiho Ltd.(c)	2,635,000	7,419,862

S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Secom Co. Ltd.(c)	2,610,185	$9,582,569
Taiwan Semiconductor Co. Ltd.(c)	2,066,000	5,106,698
Taiwan Semiconductor Manufacturing Co. Ltd.	210,024,000	4,515,422,776
Taiwan Shin Kong Security Co. Ltd.(c)	5,731,577	8,057,431
Taiwan Surface Mounting Technology Corp.(c)	2,195,000	9,261,529
Taiwan TEA Corp.(a)(c)	8,964,000	6,885,995
Taiwan Union Technology Corp.(c)	2,265,000	7,017,910
Tanvex BioPharma Inc.(a)	1,569,950	3,331,884
Tatung Co. Ltd.(a)(c)	15,030,000	16,962,713
TCI Co. Ltd.(c)	885,444	6,209,215
Teco Electric and Machinery Co. Ltd.	14,835,000	16,024,349
Test Research Inc.	1,932,400	4,335,907
Thinking Electronic Industrial Co. Ltd.	791,000	3,977,456
Ton Yi Industrial Corp.(c)	10,896,000	5,711,786
Tong Hsing Electronic Industries Ltd.(c)	1,273,762	13,343,955
Tong Yang Industry Co. Ltd.(c)	4,648,400	5,428,624
Topco Scientific Co. Ltd.	1,921,639	11,902,891
TPK Holding Co. Ltd.(c)	3,077,000	4,263,260
Transcend Information Inc.	2,449,000	6,211,378
Tripod Technology Corp.(c)	3,159,000	14,483,504
TSEC Corp.(a)(c)	3,798,000	5,248,761
TSRC Corp.(c)	6,601,900	8,372,542
TTY Biopharm Co. Ltd.(c)	2,164,124	5,285,739
Tung Ho Steel Enterprise Corp.(c)	5,318,560	13,396,463
Tung Thih Electronic Co. Ltd.(c)	624,000	3,234,756
TXC Corp.(c)	2,471,000	8,637,529
U-Ming Marine Transport Corp.(c)	4,096,000	8,973,222
Unimicron Technology Corp.	10,326,000	96,009,034
Union Bank of Taiwan(a)(c)	11,047,860	5,450,587
Uni-President Enterprises Corp.	39,450,369	94,913,335
United Integrated Services Co. Ltd.(c)	1,262,400	7,992,060
United Microelectronics Corp.(c)	101,070,000	190,451,369
United Renewable Energy Co. Ltd.(a)	12,490,238	9,260,447
Universal Vision Biotechnology Co. Ltd.(c)	385,000	3,740,442
UPC Technology Corp.(c)	9,167,365	6,935,763
USI Corp.(c)	7,960,300	8,164,318
Vanguard International Semiconductor Corp.(c)	7,634,000	34,645,869
VIA Labs Inc.(c)	208,000	3,342,868
Via Technologies Inc.(c)	1,725,000	3,956,097
Visual Photonics Epitaxy Co. Ltd.(c)	1,412,000	5,743,693
Voltronic Power Technology Corp.(c)	542,493	28,173,412
Wafer Works Corp.(c)	4,545,839	11,950,843
Wah Lee Industrial Corp.(c)	2,492,580	9,537,640
Walsin Lihwa Corp.(c)	20,782,000	21,016,807
Walsin Technology Corp.(c)	2,557,597	13,547,101
Wan Hai Lines Ltd.(c)	5,267,800	35,881,387
Win Semiconductors Corp.(c)	2,934,427	32,125,311
Winbond Electronics Corp.(c)	26,585,480	32,016,656
Wisdom Marine Lines Co. Ltd.(c)	3,646,000	11,861,705
Wistron Corp.	21,941,004	23,122,889
Wistron NeWeb Corp.(c)	2,950,654	7,515,685
Wiwynn Corp.(c)	648,000	23,143,708
WPG Holdings Ltd.	12,166,200	24,280,195
WT Microelectronics Co. Ltd.(c)	4,366,734	13,085,241
XinTec Inc.(c)	1,521,000	6,567,445
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,636,000	4,067,859
Yageo Corp.(c)	3,710,286	60,873,752
Yang Ming Marine Transport Corp.(a)(c)	14,956,677	63,214,345
YFY Inc.(c)	10,978,000	13,260,832

Security	Shares	Value

Taiwan (continued)
Yieh Phui Enterprise Co. Ltd.(a)(c)	9,567,026	$8,351,775
Yuanta Financial Holding Co. Ltd.	80,249,388	71,686,181
Yulon Finance Corp.	1,951,658	14,201,218
Yulon Motor Co. Ltd.(c)	5,487,088	8,078,314
YungShin Global Holding Corp.(c)	3,393,650	5,152,912
Zhen Ding Technology Holding Ltd.(c)	5,064,950	16,799,365

		12,358,022,503

Thailand — 2.1%
Advanced Info Service PCL, NVDR	10,110,500	71,171,008
Airports of Thailand PCL, NVDR(a)	36,550,700	72,214,395
Amata Corp. PCL, NVDR	12,786,630	8,399,702
AP Thailand PCL, NVDR	33,512,390	10,893,203
Asset World Corp. PCL, NVDR(a)	59,984,700	8,837,023
B Grimm Power PCL, NVDR(c)	8,285,000	8,790,029
Bangchak Corp. PCL, NVDR	13,531,800	12,899,699
Bangkok Airways PCL, NVDR(a)(c)	15,066,200	4,373,547
Bangkok Chain Hospital PCL, NVDR(c)	17,950,450	10,492,841
Bangkok Commercial Asset Management PCL, NVDR	15,776,300	10,620,885
Bangkok Dusit Medical Services PCL, NVDR	81,495,500	59,252,366
Bangkok Expressway & Metro PCL, NVDR(c)	64,498,485	17,635,279
Bangkok Land PCL, NVDR(c)	165,587,400	5,270,418
Banpu PCL, NVDR	43,586,400	14,607,991
BCPG PCL, NVDR(c)	12,225,325	4,686,181
Berli Jucker PCL, NVDR	10,084,000	10,369,024
BTS Group Holdings PCL, NVDR	69,482,700	20,254,236
Bumrungrad Hospital PCL, NVDR	3,817,700	17,990,155
Carabao Group PCL, NVDR(c)	2,838,400	9,292,794
Central Pattana PCL, NVDR	17,367,900	29,534,662
Central Retail Corp. PCL, NVDR	16,360,717	19,237,731
CH Karnchang PCL, NVDR(c)	12,976,800	8,372,194
Charoen Pokphand Foods PCL, NVDR(c)	30,125,900	23,342,030
Chularat Hospital PCL, NVDR(c)	72,030,000	7,722,892
CK Power PCL, NVDR(c)	27,078,700	4,241,375
Com7 PCL, NVDR	4,363,200	11,076,569
CP ALL PCL, NVDR	49,662,600	103,755,897
Delta Electronics Thailand PCL, NVDR	2,698,100	33,781,030
Dynasty Ceramic PCL, NVDR(c)	70,934,020	6,512,687
Eastern Polymer Group PCL, NVDR(c)	15,353,800	4,657,073
Electricity Generating PCL, NVDR	1,932,100	10,642,727
Energy Absolute PCL, NVDR(c)	13,299,600	38,869,930
Esso Thailand PCL, NVDR(a)(c)	19,751,800	4,560,494
GFPT PCL, NVDR	9,826,700	3,939,702
Global Power Synergy PCL, NVDR	5,904,800	13,630,533
Gulf Energy Development PCL, NVDR	25,975,944	40,385,640
Gunkul Engineering PCL, NVDR(c)	47,496,541	9,065,614
Hana Microelectronics PCL, NVDR(c)	5,231,200	8,233,572
Home Product Center PCL, NVDR	52,918,375	24,780,544
Indorama Ventures PCL, NVDR(c)	15,392,600	21,325,643
Intouch Holdings PCL, NVDR	10,751,225	25,000,336
IRPC PCL, NVDR	93,856,100	11,001,880
Jasmine International PCL, NVDR(a)	66,500,900	7,350,634
JMT Network Services PCL, NVDR	5,156,400	10,789,456
KCE Electronics PCL, NVDR	7,379,700	13,739,336
Khon Kaen Sugar Industry PCL, NVDR(a)(c)	26,009,886	2,705,857
Kiatnakin Phatra Bank PCL, NVDR	3,613,800	7,569,304
Krung Thai Bank PCL, NVDR	28,797,300	12,389,400
Krungthai Card PCL, NVDR(c)	7,456,900	14,511,140
Land & Houses PCL, NVDR	62,437,400	18,387,911
Major Cineplex Group PCL, NVDR	10,004,800	6,185,064

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
MBK PCL, NVDR(a)(c)	11,305,200	$4,343,727
Mega Lifesciences PCL, NVDR	5,109,700	6,730,693
Minor International PCL, NVDR(a)	28,397,860	26,894,143
Muangthai Capital PCL, NVDR(c)	6,500,000	10,294,984
Ngern Tid Lor PCL, NVDR(a)	8,908,400	10,266,444
Origin Property PCL, NVDR	16,647,200	6,095,741
Osotspa PCL, NVDR	8,431,300	9,126,602
Plan B Media PCL, NVDR(a)(c)	29,443,288	7,184,876
Precious Shipping PCL, NVDR(c)	8,381,700	4,512,587
Prima Marine PCL, NVDR(c)	15,262,200	2,692,270
PTG Energy PCL, NVDR(c)	10,966,100	4,852,105
PTT Exploration & Production PCL, NVDR	11,332,501	47,712,698
PTT Global Chemical PCL, NVDR	19,593,100	31,930,226
PTT Oil & Retail Business PCL, NVDR	26,087,700	20,672,124
PTT PCL, NVDR	84,043,500	102,303,505
Quality Houses PCL, NVDR	114,371,817	8,000,311
Ratch Group PCL, NVDR	6,963,600	9,820,227
Ratchthani Leasing PCL, NVDR(c)	33,415,825	4,477,659
Regional Container Lines PCL, NVDR(c)	3,533,400	5,138,912
RS PCL, NVDR(a)(c)	6,689,300	3,475,808
SCG Packaging PCL, NVDR	12,062,300	22,688,125
Siam Cement PCL (The), NVDR	6,568,100	79,044,679
Siam Commercial Bank PCL (The), NVDR	7,222,600	27,909,971
Siamgas & Petrochemicals PCL, NVDR	12,291,700	5,245,862
Singha Estate PCL, NVDR(a)(c)	54,439,000	3,248,846
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,073,528	5,677,504
Sri Trang Agro-Industry PCL, NVDR(c)	8,452,260	6,941,003
Sri Trang Gloves Thailand PCL, NVDR(c)	9,110,500	7,179,660
Srisawad Corp. PCL, NVDR	6,531,549	11,595,594
Supalai PCL, NVDR	14,959,400	10,074,667
Super Energy Corp. PCL, NVDR	197,576,200	5,575,150
Thai Oil PCL, NVDR	9,291,400	15,445,816
Thai Union Group PCL, NVDR	23,547,400	14,701,361
Thai Vegetable Oil PCL, NVDR(c)	6,147,100	6,114,177
Thanachart Capital PCL, NVDR	3,719,700	4,772,668
Thonburi Healthcare Group PCL, NVDR	7,464,400	11,365,077
Thoresen Thai Agencies PCL, NVDR(c)	14,691,200	4,499,818
TPI Polene PCL, NVDR(c)	72,245,500	3,834,300
True Corp. PCL, NVDR	103,201,711	15,863,880
TTW PCL, NVDR(c)	25,244,300	8,884,757
WHA Corp. PCL, NVDR(c)	92,549,000	9,660,249

		1,542,198,439

Turkey — 0.4%
Akbank TAS	24,808,802	12,663,100
Aksa Akrilik Kimya Sanayii AS	2,172,805	5,659,351
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,164,859	3,783,543
Aselsan Elektronik Sanayi Ve Ticaret AS	5,102,040	8,198,506
Bera Holding AS(a)(c)	3,003,403	1,771,999
BIM Birlesik Magazalar AS	3,806,071	20,102,512
Coca-Cola Icecek AS	908,671	7,154,342
Dogan Sirketler Grubu Holding AS	11,980,381	2,207,363
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	32,386,031	4,656,578
Enerjisa Enerji AS(b)	2,662,156	2,546,699
Eregli Demir ve Celik Fabrikalari TAS	12,311,543	27,647,099
Ford Otomotiv Sanayi AS	635,477	12,378,721
Gubre Fabrikalari TAS(a)	572,508	3,147,910
Haci Omer Sabanci Holding AS	8,048,860	9,037,357
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	8,912,604	7,553,682

Security	Shares	Value

Turkey (continued)
KOC Holding AS	6,087,169	$13,915,791
Koza Altin Isletmeleri AS(a)(c)	394,993	3,267,766
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,666,680	3,780,297
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	396,448	1,599,799
Migros Ticaret AS(a)(c)	1,130,372	2,940,221
MLP Saglik Hizmetleri AS(a)(b)(c)	864,455	1,848,801
Pegasus Hava Tasimaciligi AS(a)(c)	424,393	2,870,755
Petkim Petrokimya Holding AS(a)(c)	13,652,428	7,644,827
Sok Marketler Ticaret AS(c)	2,238,397	1,827,560
TAV Havalimanlari Holding AS(a)(c)	1,945,999	4,735,554
Tekfen Holding AS(c)	2,195,586	2,933,031
Tofas Turk Otomobil Fabrikasi AS	1,075,764	6,241,495
Turk Hava Yollari AO(a)	5,119,981	9,477,713
Turkcell Iletisim Hizmetleri AS	9,871,705	14,636,107
Turkiye Garanti Bankasi AS	18,226,420	14,591,408
Turkiye Is Bankasi AS, Class C	14,338,835	8,302,467
Turkiye Petrol Rafinerileri AS(a)	1,033,155	14,399,711
Turkiye Sinai Kalkinma Bankasi AS	14,377,797	1,341,916
Turkiye Sise ve Cam Fabrikalari AS	11,492,231	10,279,715
Ulker Biskuvi Sanayi AS(c)	1,934,410	2,075,540
Yapi ve Kredi Bankasi AS(c)	27,278,109	7,045,627

		264,264,863

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	24,062,665	70,573,938
Abu Dhabi Islamic Bank PJSC	11,597,042	27,978,245
Abu Dhabi National Oil Co. for Distribution PJSC	21,032,051	23,613,409
Air Arabia PJSC, NVS(a)	27,181,305	12,178,924
Al Yah Satellite Communications Co.(a)	8,398,777	6,008,883
Aldar Properties PJSC	32,374,806	36,999,836
Amanat Holdings PJSC(a)	22,009,016	6,856,413
Aramex PJSC	7,394,746	8,076,781
Dana Gas PJSC	42,735,787	12,353,267
Dubai Financial Market PJSC(a)	14,962,255	9,542,844
Dubai Investments PJSC, NVS	20,657,420	12,715,040
Dubai Islamic Bank PJSC	19,801,564	32,908,592
Emaar Development PJSC(a)	6,489,095	7,590,943
Emaar Properties PJSC	32,888,730	45,557,336
Emirates NBD Bank PJSC	22,347,175	87,177,218
Emirates Telecommunications Group Co. PJSC	29,996,621	286,480,597
First Abu Dhabi Bank PJSC	37,423,770	210,703,248

		897,315,514

Total Common Stocks — 97.8% (Cost: $58,122,444,243)		71,173,873,837

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	1,645,446	8,192,963
Azul SA, Preference Shares, NVS(a)	2,479,333	11,980,798
Banco ABC Brasil SA, Preference Shares, NVS	1,302,239	3,914,534
Banco Bradesco SA, Preference Shares, NVS	40,773,260	159,721,690
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,157,286	4,168,603
Banco Pan SA, Preference Shares, NVS	2,977,721	5,746,626
Bradespar SA, Preference Shares, NVS	2,212,956	12,738,337
Braskem SA, Class A, Preference Shares, NVS	1,643,396	15,399,586
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,138,552	14,203,757

S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia. de Saneamento do Parana, Preference Shares, NVS	2,777,657	$2,146,582
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,615,236	21,169,948
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,881,868	8,302,564
Cia. Paranaense de Energia, Preference Shares, NVS	8,357,136	11,166,748
Gerdau SA, Preference Shares, NVS	9,951,211	49,356,162
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	1,985,072	6,486,447
Itau Unibanco Holding SA, Preference Shares, NVS	40,869,290	200,633,625
Itausa SA, Preference Shares, NVS	39,276,242	76,063,062
Marcopolo SA, Preference Shares, NVS	5,956,679	3,333,302
Metalurgica Gerdau SA, Preference Shares, NVS	7,092,458	14,254,440
Petroleo Brasileiro SA, Preference Shares, NVS	40,184,202	264,149,105
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,268,702	4,630,690
Unipar Carbocloro SA, Class B, Preference Shares, NVS	555,794	10,142,320

		907,901,889

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	4,341,598	9,454,289
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,172,346	77,857,699

		87,311,988

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,018,554	35,520,828

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	58,972,077	6,331,924

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	184,381	13,523,745
Series 2, Preference Shares, NVS	305,876	22,627,344
LG Chem Ltd., Preference Shares, NVS	66,384	15,045,898
LG Household & Health Care Ltd., Preference Shares, NVS	16,872	7,395,126
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,024,500	388,226,438

		446,818,551

Total Preferred Stocks — 2.1% (Cost: $1,307,161,191)		1,483,885,180

Rights

Brazil — 0.0%
Americanas SA (Expires 03/03/22)(a)	125,467	164,880

Security	Shares	Value

South Korea — 0.0%
BNC Korea Co. Ltd. (Expires 03/08/22)(a)(c)	85,255	$81,543
Samsung Biologics Co. Ltd. (Expires 04/08/22)(a)	9,376	1,091,723
Taihan Electric Wire Co. Ltd. (Expires 03/10/22)(a)(c)	1,284,557	325,854

		1,499,120

Thailand — 0.0%
Bangchak Corp. PCL (Expires 03/03/22)(a)	657,271	—
Khon Kaen Sugar (Expires 03/03/22)(a)	255,528	—

		—

Total Rights — 0.0% (Cost: $6,874,191)		1,664,000

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(g)(h)(i)	2,765,254,890	2,765,807,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(g)(h)	307,790,000	307,790,000

		3,073,597,941

Total Short-Term Investments — 4.2% (Cost: $3,073,295,234)		3,073,597,941

Total Investments in Securities — 104.1% (Cost: $62,509,774,859)		75,733,020,958

Other Assets, Less Liabilities — (4.1)%		(2,952,217,695)

Net Assets — 100.0%		$72,780,803,263

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,976,583, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,768,443,333	$—		$(1,001,652,438	)(a)	$(392,780)	$(590,174)	$2,765,807,941	2,765,254,890	$40,181,673	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	179,420,000	128,370,000	(a)	—		—	—	307,790,000	307,790,000	19,148		—

						$(392,780)	$(590,174)	$3,073,597,941		$40,200,821		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1,041	03/18/22	$61,185	$(626,179)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$626,179

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(6,381,509)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,570,565)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$112,242,793

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Core MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,636,286,225	$63,151,760,894	$385,826,718	$71,173,873,837
Preferred Stocks	35,520,828	1,442,032,428	6,331,924	1,483,885,180
Rights	—	1,664,000	—	1,664,000
Money Market Funds	3,073,597,941	—	—	3,073,597,941

	$10,745,404,994	$64,595,457,322	$392,158,642	$75,733,020,958

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(626,179)	$—	$—	$(626,179)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
Ambev SA	153,558	$450,656
Americanas SA	19,608	114,906
Atacadao SA	20,520	75,640
B3 SA - Brasil, Bolsa, Balcao	176,301	496,003
Banco Bradesco SA	45,315	148,626
Banco BTG Pactual SA	38,648	192,014
Banco do Brasil SA	20,805	140,664
Banco Inter SA	14,706	57,023
Banco Santander Brasil SA	8,493	50,340
BB Seguridade Participacoes SA	22,230	98,024
BRF SA(a)	19,722	62,194
CCR SA	22,458	51,093
Centrais Eletricas Brasileiras SA	13,395	90,400
Cia. de Saneamento Basico do Estado de Sao Paulo	9,975	80,042
Cia. Siderurgica Nacional SA	22,800	112,216
Cosan SA	34,770	142,549
Energisa SA	5,187	44,259
Engie Brasil Energia SA	9,483	73,466
Equatorial Energia SA	31,749	157,008
Hapvida Participacoes e Investimentos SA(b)	123,156	288,283
Hypera SA	13,395	86,893
JBS SA	28,614	200,435
Klabin SA	20,292	91,144
Localiza Rent a Car SA	18,468	205,592
Lojas Renner SA	32,170	159,011
Magazine Luiza SA	97,413	112,385
Natura & Co. Holding SA(a)	30,096	134,302
Petro Rio SA(a)	10,431	53,012
Petroleo Brasileiro SA	118,389	841,795
Raia Drogasil SA	32,205	145,797
Rede D’Or Sao Luiz SA(b)	11,685	115,109
Rumo SA(a)	35,910	107,582
Suzano SA	25,266	272,341
Telefonica Brasil SA	13,509	132,478
TIM SA	34,327	91,052
TOTVS SA	16,929	108,451
Ultrapar Participacoes SA	28,956	81,434
Vale SA	127,509	2,365,761
Vibra Energia SA	37,341	170,085
WEG SA	53,010	300,343

		8,700,408

China — 63.8%
360 DigiTech Inc., ADR	2,166	40,613
360 Security Technology Inc., Class A(a)	28,531	47,491
3SBio Inc.(a)(b)	28,500	22,651
51job Inc., ADR(a)	1,026	53,147
AAC Technologies Holdings Inc.	29,500	80,659
Advanced Micro-Fabrication Equipment Inc., Class A(a)	2,300	46,924
AECC Aviation Power Co. Ltd., Class A	5,700	45,766
Agricultural Bank of China Ltd., Class A	136,800	64,629
Agricultural Bank of China Ltd., Class H	684,000	259,044
Aier Eye Hospital Group Co. Ltd., Class A	12,491	72,224
Air China Ltd., Class A(a)	11,400	17,854
Air China Ltd., Class H(a)	114,000	87,675
Akeso Inc.(a)(b)	11,000	29,048
Alibaba Group Holding Ltd.(a)	473,120	6,228,092
Alibaba Health Information Technology Ltd.(a)(c)	148,000	103,634
A-Living Smart City Services Co. Ltd., Class A(b)	14,250	25,543

Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class A(a)	34,200	$35,386
Aluminum Corp. of China Ltd., Class H(a)	114,000	80,578
Anhui Conch Cement Co. Ltd., Class A	5,700	36,490
Anhui Conch Cement Co. Ltd., Class H	28,500	152,946
Anhui Gujing Distillery Co. Ltd., Class B	4,300	62,883
ANTA Sports Products Ltd.(c)	35,440	541,282
Autohome Inc., ADR	2,223	68,002
AVIC Electromechanical Systems Co. Ltd., Class A	11,400	22,558
AVIC Industry-Finance Holdings Co. Ltd., Class A	51,399	31,744
AviChina Industry & Technology Co. Ltd., Class H	86,000	53,392
Baidu Inc., ADR(a)	8,607	1,312,051
Bank of Beijing Co. Ltd., Class A	63,990	45,761
Bank of Chengdu Co. Ltd., Class A	11,400	26,071
Bank of China Ltd., Class A	68,400	33,592
Bank of China Ltd., Class H	2,394,000	931,988
Bank of Communications Co. Ltd., Class A	102,600	77,778
Bank of Communications Co. Ltd., Class H	228,200	156,438
Bank of Hangzhou Co. Ltd., Class A	22,899	52,049
Bank of Jiangsu Co. Ltd., Class A	39,960	42,183
Bank of Nanjing Co. Ltd., Class A	28,500	44,129
Bank of Ningbo Co. Ltd., Class A	12,310	74,433
Bank of Shanghai Co. Ltd., Class A	45,690	50,641
Baoshan Iron & Steel Co. Ltd., Class A	39,900	45,732
BBMG Corp., Class A	22,800	10,427
BeiGene Ltd., ADR(a)	1,482	311,991
Beijing Capital International Airport Co. Ltd., Class H(a)	114,000	73,018
Beijing Dabeinong Technology Group Co. Ltd., Class A	17,100	22,494
Beijing Enlight Media Co. Ltd., Class A	11,400	17,081
Beijing Enterprises Holdings Ltd.	28,500	97,427
Beijing Enterprises Water Group Ltd.	228,000	90,079
Beijing Kingsoft Office Software Inc., Class A	378	12,824
Beijing New Building Materials PLC, Class A	5,700	27,035
Beijing Originwater Technology Co. Ltd., Class A	28,500	30,224
Beijing Roborock Technology Co. Ltd., Class A	358	35,926
Beijing Sinnet Technology Co. Ltd., Class A	11,400	27,153
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	79,800	65,378
Bilibili Inc., ADR(a)(c)	4,845	153,150
BOC Aviation Ltd.(b)	5,700	49,550
BOE Technology Group Co. Ltd., Class A	114,000	85,083
Bosideng International Holdings Ltd.	114,000	64,862
BYD Co. Ltd., Class A	3,900	156,826
BYD Co. Ltd., Class H	25,500	790,177
BYD Electronic International Co. Ltd.	29,500	83,243
Caitong Securities Co. Ltd., Class A	11,400	16,976
CanSino Biologics Inc., Class H(a)(b)	2,600	46,991
CGN Power Co. Ltd., Class H(b)	342,000	96,961
Changchun High & New Technology Industry Group Inc., Class A	810	23,504
Changjiang Securities Co. Ltd., Class A	28,500	31,257
Chaozhou Three-Circle Group Co. Ltd., Class A	5,700	31,568
China Baoan Group Co. Ltd., Class A	17,100	37,501
China Bohai Bank Co. Ltd., Class H(b)	116,500	19,380
China Cinda Asset Management Co. Ltd., Class H	171,000	30,868
China CITIC Bank Corp. Ltd., Class H	228,000	107,140
China Communications Services Corp. Ltd., Class H	54,800	30,064
China Conch Venture Holdings Ltd.	57,000	274,298
China Construction Bank Corp., Class A	17,100	16,360
China Construction Bank Corp., Class H	2,907,370	2,180,424
China CSSC Holdings Ltd., Class A	5,700	19,816
China Eastern Airlines Corp. Ltd., Class A(a)	28,500	24,405

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Education Group Holdings Ltd.	31,000	$26,558
China Energy Engineering Corp. Ltd.(a)	102,600	43,854
China Everbright Bank Co. Ltd., Class A	91,200	48,329
China Everbright Environment Group Ltd.	114,000	81,849
China Evergrande Group	114,000	23,332
China Feihe Ltd.(b)	116,000	138,418
China Galaxy Securities Co. Ltd., Class H	114,000	65,252
China Gas Holdings Ltd.	92,400	146,026
China Greatwall Technology Group Co. Ltd., Class A	11,400	24,117
China Hongqiao Group Ltd.	85,500	119,701
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	—
China International Capital Corp. Ltd., Class H(b)	45,600	110,941
China Jinmao Holdings Group Ltd.	172,000	57,197
China Jushi Co. Ltd., Class A	11,473	31,148
China Lesso Group Holdings Ltd.	57,000	87,756
China Life Insurance Co. Ltd., Class A	5,493	25,085
China Life Insurance Co. Ltd., Class H	228,000	377,712
China Literature Ltd.(a)(b)	11,400	61,870
China Longyuan Power Group Corp. Ltd., Class H	128,000	264,139
China Medical System Holdings Ltd.	57,000	101,497
China Mengniu Dairy Co. Ltd.	106,000	689,256
China Merchants Bank Co. Ltd., Class A	38,300	302,751
China Merchants Bank Co. Ltd., Class H	129,456	1,091,224
China Merchants Port Holdings Co. Ltd.	48,000	90,499
China Merchants Securities Co. Ltd., Class A	17,150	43,152
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,581	26,987
China Minsheng Banking Corp. Ltd., Class A	57,000	35,325
China Minsheng Banking Corp. Ltd., Class H	171,000	66,604
China Molybdenum Co. Ltd., Class A	28,500	27,340
China Molybdenum Co. Ltd., Class H	108,000	65,006
China National Building Material Co. Ltd., Class H	150,000	192,424
China National Chemical Engineering Co. Ltd., Class A	11,400	18,916
China National Nuclear Power Co. Ltd., Class A	34,200	40,231
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,700	44,836
China Oilfield Services Ltd., Class H	68,000	77,520
China Overseas Land & Investment Ltd.	114,300	348,977
China Pacific Insurance Group Co. Ltd., Class A	17,100	71,916
China Pacific Insurance Group Co. Ltd., Class H	79,800	222,209
China Petroleum & Chemical Corp., Class A	57,000	39,370
China Petroleum & Chemical Corp., Class H	798,600	397,293
China Power International Development Ltd.	171,000	96,929
China Railway Group Ltd., Class A	39,900	39,366
China Railway Group Ltd., Class H	114,000	66,936
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	38,000	301,317
China Resources Cement Holdings Ltd.	116,000	99,260
China Resources Gas Group Ltd.	15,000	68,895
China Resources Land Ltd.	114,444	556,690
China Resources Mixc Lifestyle Services Ltd.(b)	12,000	61,724
China Resources Power Holdings Co. Ltd.	74,200	165,731
China Ruyi Holdings Ltd.(a)(c)	108,000	32,143
China Shenhua Energy Co. Ltd., Class A	17,100	68,464
China Shenhua Energy Co. Ltd., Class H	114,000	314,182
China Southern Airlines Co. Ltd., Class A(a)	45,600	50,068
China State Construction Engineering Corp. Ltd., Class A	102,600	82,885
China State Construction International Holdings Ltd.	18,000	25,350
China Suntien Green Energy Corp. Ltd., Class H	57,000	37,969

Security	Shares	Value

China (continued)
China Taiping Insurance Holdings Co. Ltd.	57,040	$67,513
China Three Gorges Renewables Group Co. Ltd.	68,400	77,206
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	129,196
China Tower Corp. Ltd., Class H(b)	1,026,000	119,584
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	64,987
China United Network Communications Ltd., Class A	57,000	34,534
China Vanke Co. Ltd., Class A	17,138	52,163
China Vanke Co. Ltd., Class H	51,301	121,849
China Yangtze Power Co. Ltd., Class A	39,956	147,003
China Zheshang Bank Co. Ltd., Class A	28,500	15,487
Chinasoft International Ltd.	114,000	104,014
Chindata Group Holdings Ltd., ADR(a)(c)	1,653	9,075
Chongqing Changan Automobile Co. Ltd., Class A	11,440	23,654
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	88,004
CIFI Ever Sunshine Services Group Ltd.	28,000	50,920
CIFI Holdings Group Co. Ltd.	119,700	83,396
CITIC Ltd.	191,000	222,883
CITIC Securities Co. Ltd., Class A	32,775	121,468
CITIC Securities Co. Ltd., Class H	65,550	158,808
Contemporary Amperex Technology Co. Ltd., Class A	5,700	488,258
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	22,770	63,933
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	113,849	230,114
COSCO SHIPPING Ports Ltd.	114,000	93,944
Country Garden Holdings Co. Ltd.	234,046	181,838
Country Garden Services Holdings Co. Ltd.	57,000	340,972
CRRC Corp. Ltd., Class A	45,600	41,915
CRRC Corp. Ltd., Class H	114,000	50,665
CSC Financial Co. Ltd., Class A	11,400	46,675
CSPC Pharmaceutical Group Ltd.	304,160	360,540
Dada Nexus Ltd., ADR(a)	2,280	18,947
Dali Foods Group Co. Ltd.(b)	57,000	30,021
Daqo New Energy Corp., ADR(a)	1,938	92,946
DHC Software Co. Ltd., Class A	28,500	37,365
DiDi Global Inc., ADR(a)	7,467	30,615
Dongfang Electric Corp. Ltd., Class A	11,400	29,548
Dongfeng Motor Group Co. Ltd., Class H	114,000	98,123
Dongxing Securities Co. Ltd., Class A	11,499	18,814
Dongyue Group Ltd.	57,000	82,692
East Money Information Co. Ltd., Class A	22,812	97,231
ENN Energy Holdings Ltd.	23,500	340,336
ENN Natural Gas Co. Ltd., Class A	11,400	32,381
Eve Energy Co. Ltd., Class A	2,700	38,747
Everbright Securities Co. Ltd., Class A	11,497	24,279
Fangda Carbon New Material Co. Ltd., Class A	11,440	18,757
Far East Horizon Ltd.	61,000	51,987
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,700	15,577
First Capital Securities Co. Ltd., Class A	11,400	11,530
Flat Glass Group Co. Ltd., Class A	3,600	28,184
Focus Media Information Technology Co. Ltd., Class A	39,939	48,593
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,774	91,000
Fosun International Ltd.	57,000	61,845
Founder Securities Co. Ltd., Class A	34,299	39,152
Foxconn Industrial Internet Co. Ltd., Class A	22,800	40,410
Fujian Sunner Development Co. Ltd., Class A	5,700	17,846
Fuyao Glass Industry Group Co. Ltd., Class A	5,700	40,005
Fuyao Glass Industry Group Co. Ltd., Class H(b)	23,600	115,784
Ganfeng Lithium Co. Ltd., Class H(b)	11,400	193,483
GD Power Development Co. Ltd., Class A	34,200	15,346
GDS Holdings Ltd., ADR(a)	2,679	119,269

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Geely Automobile Holdings Ltd.	171,000	$318,512
GEM Co. Ltd., Class A	17,199	26,275
Gemdale Corp., Class A	11,400	22,938
Genscript Biotech Corp.(a)	42,000	166,531
GF Securities Co. Ltd., Class A	17,100	50,647
GF Securities Co. Ltd., Class H	22,800	34,229
GoerTek Inc., Class A	5,700	39,908
GOME Retail Holdings Ltd.(a)	405,400	30,168
Great Wall Motor Co. Ltd., Class A	5,700	33,290
Great Wall Motor Co. Ltd., Class H	85,500	180,003
Gree Electric Appliances Inc. of Zhuhai, Class A	5,700	33,180
Greenland Holdings Corp. Ltd., Class A	78	53
Greentown China Holdings Ltd.	28,500	42,743
Greentown Service Group Co. Ltd.	56,000	56,253
Guangdong Haid Group Co. Ltd., Class A	5,700	59,670
Guangdong Investment Ltd.	114,000	153,409
Guanghui Energy Co. Ltd., Class A(a)	11,400	12,986
Guangzhou Automobile Group Co. Ltd., Class H	114,235	113,099
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,700	26,881
Guangzhou R&F Properties Co. Ltd., Class H(c)	45,600	19,412
Guosen Securities Co. Ltd., Class A	22,800	37,508
Guotai Junan Securities Co. Ltd., Class A	22,800	60,563
Guoyuan Securities Co. Ltd., Class A	16,920	19,025
Haidilao International Holding Ltd.(b)(c)	30,000	69,080
Haier Smart Home Co. Ltd., Class A	17,179	69,644
Haier Smart Home Co. Ltd., Class H	68,400	239,679
Haitian International Holdings Ltd.	28,000	74,600
Haitong Securities Co. Ltd., Class A	28,500	50,884
Haitong Securities Co. Ltd., Class H	45,600	39,238
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,622
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	5,700	64,131
Hansoh Pharmaceutical Group Co. Ltd.(b)	50,000	106,735
Hello Group Inc., ADR	4,788	45,630
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,400	52,171
Hengan International Group Co. Ltd.	28,500	151,143
Hengli Petrochemical Co. Ltd., Class A	17,100	68,018
Hengyi Petrochemical Co. Ltd., Class A	13,530	21,575
Hesteel Co. Ltd., Class A	28,500	11,620
Hopson Development Holdings Ltd.	24,690	50,826
Huadian Power International Corp. Ltd., Class A	17,100	11,688
Huadong Medicine Co. Ltd., Class A	5,700	34,389
Hualan Biological Engineering Inc., Class A	2,250	9,187
Huaneng Power International Inc., Class A	17,100	23,936
Huaneng Power International Inc., Class H	114,000	66,920
Huatai Securities Co. Ltd., Class A	22,800	57,465
Huatai Securities Co. Ltd., Class H(b)	22,800	37,331
Huaxia Bank Co. Ltd., Class A	45,600	40,704
Huaxin Cement Co. Ltd., Class A	5,700	18,546
Huayu Automotive Systems Co. Ltd., Class A	11,499	46,384
Huazhu Group Ltd., ADR(a)	5,871	242,825
Hunan Valin Steel Co. Ltd., Class A	17,100	15,825
Hundsun Technologies Inc., Class A	5,700	47,372
Hutchmed China Ltd, ADR(a)(c)	2,622	71,450
Hygeia Healthcare Holdings Co. Ltd.(b)	11,400	62,237
Iflytek Co. Ltd., Class A	5,729	44,768
I-Mab, ADR(a)	1,311	32,408
Industrial & Commercial Bank of China Ltd., Class A	114,000	84,219
Industrial & Commercial Bank of China Ltd., Class H	1,653,050	986,797

Security	Shares	Value

China (continued)
Industrial Bank Co. Ltd., Class A	39,900	$139,785
Industrial Securities Co. Ltd., Class A	17,100	22,242
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	91,200	38,926
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	17,100	13,460
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,400	71,505
Innovent Biologics Inc.(a)(b)	28,500	128,620
Inspur Electronic Information Industry Co. Ltd., Class A	8,383	43,835
iQIYI Inc., ADR(a)(c)	8,855	36,660
JA Solar Technology Co. Ltd., Class A	5,700	86,356
JD Health International Inc.(a)(b)	11,400	85,086
JDcom Inc, Class A(a)	62,584	2,235,464
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,700	17,298
Jiangsu Expressway Co. Ltd., Class H	38,000	40,658
Jiangsu Hengrui Medicine Co. Ltd., Class A	13,968	88,955
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	76,064
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,700	16,942
Jiangxi Copper Co. Ltd., Class H	36,000	64,800
Jiangxi Zhengbang Technology Co. Ltd., Class A	11,400	12,482
Jinke Properties Group Co. Ltd., Class A	5,700	4,061
Jinmao Property Services Co. Ltd.	2,598	660
Jinxin Fertility Group Ltd.(a)(b)	57,000	66,649
Jiumaojiu International Holdings Ltd.(b)	28,000	62,902
JOYY Inc., ADR	1,539	71,240
Kanzhun Ltd.(a)(c)	1,995	64,439
KE Holdings Inc., ADR(a)	10,431	202,466
Kingboard Holdings Ltd.	28,500	133,327
Kingboard Laminates Holdings Ltd.	28,500	47,491
Kingdee International Software Group Co. Ltd.(a)(c)	89,000	219,976
Kingsoft Cloud Holdings Ltd., ADR(a)	1,254	8,452
Kingsoft Corp. Ltd.	31,600	118,178
Kuaishou Technology(a)(b)	17,100	197,888
Kunlun Energy Co. Ltd.	114,000	112,140
Kweichow Moutai Co. Ltd., Class A	2,400	682,534
KWG Group Holdings Ltd.	28,500	13,344
LB Group Co. Ltd., Class A	5,700	24,077
Lee & Man Paper Manufacturing Ltd.	57,000	36,643
Legend Biotech Corp., ADR(a)	1,254	49,646
Lenovo Group Ltd.(c)	228,000	253,894
Lens Technology Co. Ltd., Class A	17,100	39,558
Lepu Medical Technology Beijing Co. Ltd., Class A	5,700	19,468
Li Auto Inc., ADR(a)	17,556	534,580
Li Ning Co. Ltd.	71,000	709,159
Lingyi iTech Guangdong Co., Class A(a)	45,600	43,521
Longfor Group Holdings Ltd.(b)	57,000	304,809
LONGi Green Energy Technology Co. Ltd., Class A	11,820	147,129
Lufax Holding Ltd., ADR(a)	6,669	43,148
Luxshare Precision Industry Co. Ltd., Class A	17,602	122,071
Luzhou Laojiao Co. Ltd., Class A	2,800	96,707
Mango Excellent Media Co. Ltd., Class A	5,700	31,059
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	22,853	26,053
Meituan, Class B(a)(b)	125,400	2,785,781
Metallurgical Corp. of China Ltd., Class A	34,200	22,181
Microport Scientific Corp.	22,800	63,420
Ming Yuan Cloud Group Holdings Ltd.	15,000	29,605
Minth Group Ltd.	32,000	115,706
Muyuan Foods Co. Ltd., Class A	11,178	101,710
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,535	13,982

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Nanjing Securities Co. Ltd., Class A	11,400	$16,043
NARI Technology Co. Ltd., Class A	13,920	78,567
National Silicon Industry Group Co. Ltd., Class A(a)	12,177	47,327
NavInfo Co. Ltd., Class A(a)	5,708	15,541
NetEase Inc.	65,375	1,264,463
New China Life Insurance Co. Ltd., Class A	5,700	34,488
New China Life Insurance Co. Ltd., Class H	11,400	32,625
New Hope Liuhe Co. Ltd., Class A(a)	11,400	27,888
New Oriental Education & Technology Group Inc., ADR(a)	46,630	70,411
Nine Dragons Paper Holdings Ltd.	57,000	54,604
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,400	31,754
NIO Inc., ADR(a)	40,584	926,939
Noah Holdings Ltd., ADR(a)	798	22,631
Nongfu Spring Co. Ltd., Class H(b)	57,000	357,476
Offshore Oil Engineering Co. Ltd., Class A	5,724	4,482
OFILM Group Co. Ltd., Class A(a)	17,100	21,748
Orient Securities Co. Ltd., Class A	17,100	33,448
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	28,500	19,083
People’s Insurance Co. Group of China Ltd. (The), Class A	28,500	20,952
People’s Insurance Co. Group of China Ltd. (The), Class H	114,000	36,661
Perfect World Co. Ltd., Class A	8,950	18,796
PetroChina Co. Ltd., Class A	28,500	26,276
PetroChina Co. Ltd., Class H	570,000	305,307
Pharmaron Beijing Co. Ltd., Class H(b)	5,700	69,107
PICC Property & Casualty Co. Ltd., Class H	228,322	241,014
Pinduoduo Inc., ADR(a)	13,566	703,533
Ping An Bank Co. Ltd., Class A	34,200	85,580
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	17,700	54,851
Ping An Insurance Group Co. of China Ltd., Class A	22,800	183,793
Ping An Insurance Group Co. of China Ltd., Class H	200,000	1,550,733
Poly Developments and Holdings Group Co. Ltd., Class A	17,100	42,826
Postal Savings Bank of China Co. Ltd., Class A	51,300	45,445
Postal Savings Bank of China Co. Ltd., Class H(b)	228,000	187,207
Power Construction Corp. of China Ltd., Class A	34,200	41,758
RiseSun Real Estate Development Co. Ltd., Class A	5,700	3,560
RLX Technology Inc., ADR(a)(c)	19,608	60,393
Rongsheng Petrochemical Co. Ltd., Class A	18,850	56,648
SAIC Motor Corp. Ltd., Class A	17,100	49,309
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	59,109
Sany Heavy Industry Co. Ltd., Class A	17,153	53,600
SDIC Capital Co. Ltd., Class A	17,104	20,125
SDIC Power Holdings Co. Ltd., Class A	22,899	36,323
Sealand Securities Co. Ltd., Class A	45,700	28,401
SF Holding Co. Ltd., Class A	11,400	109,377
Shaanxi Coal Industry Co. Ltd., Class A	22,805	51,522
Shandong Gold Mining Co. Ltd., Class A	8,180	26,701
Shandong Gold Mining Co. Ltd., Class H(b)	28,500	53,517
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,740	43,481
Shandong Nanshan Aluminum Co. Ltd., Class A	34,200	26,525
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	68,400	94,446
Shanghai Baosight Software Co. Ltd., Class A	90	770
Shanghai Baosight Software Co. Ltd., Class B	11,400	49,232
Shanghai Construction Group Co. Ltd., Class A	17,100	8,867
Shanghai Electric Group Co. Ltd., Class A	57,000	39,893
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,700	38,432

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,000	$92,219
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	34,276	30,540
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	11,400	33,859
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,500	51,444
Shanghai Pudong Development Bank Co. Ltd., Class A	62,700	83,459
Shanghai RAAS Blood Products Co. Ltd., Class A	33,900	35,903
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	11,400	18,952
Shanxi Coking Coal Energy Group Co. Ltd., Class A	15,300	25,752
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	52	115
Shanxi Meijin Energy Co. Ltd., Class A(a)	11,400	26,058
Shanxi Securities Co. Ltd., Class A	16,860	15,811
Shanxi Taigang Stainless Steel Co. Ltd., Class A	17,100	19,862
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	109,841
Shenghe Resources Holding Co. Ltd., Class A	5,700	17,816
Shengyi Technology Co. Ltd., Class A	5,700	17,626
Shenwan Hongyuan Group Co. Ltd., Class A	51,394	37,424
Shenzhen Energy Group Co. Ltd., Class A	12,820	14,724
Shenzhen Inovance Technology Co. Ltd., Class A	5,797	59,001
Shenzhen International Holdings Ltd.	28,500	29,366
Shenzhen Kaifa Technology Co. Ltd., Class A	5,700	12,350
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,100	161,202
Shenzhen Overseas Chinese Town Co. Ltd., Class A	39,900	43,651
Shenzhen Transsion Holding Co. Ltd., Class A	1,254	26,883
Shenzhou International Group Holdings Ltd.	22,800	382,963
Shimao Group Holdings Ltd.(c)	28,500	17,103
Sichuan Chuantou Energy Co. Ltd., Class A	5,705	10,884
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,400	31,418
Sichuan Road & Bridge Co. Ltd., Class A	5,620	11,137
Sino Biopharmaceutical Ltd.	302,000	192,786
Sinolink Securities Co. Ltd., Class A	5,700	9,184
Sinopec Shanghai Petrochemical Co. Ltd., Class A	22,800	14,749
Sinopharm Group Co. Ltd., Class H	45,600	110,543
Sinotruk Hong Kong Ltd.	28,500	42,541
Smoore International Holdings Ltd.(b)	57,000	211,587
Songcheng Performance Development Co. Ltd., Class A	11,380	27,924
SooChow Securities Co. Ltd., Class A	22,152	27,639
Southwest Securities Co. Ltd., Class A	34,200	25,543
Sun Art Retail Group Ltd.(c)	57,000	20,565
Sunac China Holdings Ltd.	114,000	93,184
Sunac Services Holdings Ltd.(a)(b)	24,000	20,512
Sungrow Power Supply Co. Ltd., Class A	5,700	110,375
Suningcom Co Ltd, Class A(a)	22,800	13,006
Sunny Optical Technology Group Co. Ltd.	22,900	548,774
Sunwoda Electronic Co. Ltd., Class A	5,700	33,435
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,700	20,144
TAL Education Group, ADR(a)	10,431	29,624
TBEA Co. Ltd., Class A	5,700	18,367
TCL Technology Group Corp., Class A	51,300	45,339
Tencent Holdings Ltd.	176,700	9,534,964
Tencent Music Entertainment Group, ADR(a)	18,924	102,000
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	11,400	87,283
Tianma Microelectronics Co. Ltd., Class A	5,700	10,592
Tianshui Huatian Technology Co. Ltd., Class A	22,800	43,455
Tingyi Cayman Islands Holding Corp.	64,000	141,594
Tongcheng Travel Holdings Ltd.(a)	45,600	84,928

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TongFu Microelectronics Co. Ltd., Class A	11,400	$32,980
Tongling Nonferrous Metals Group Co. Ltd., Class A	34,200	21,678
Tongwei Co. Ltd., Class A	11,495	78,835
Topsports International Holdings Ltd.(b)	57,000	59,253
Transfar Zhilian Co. Ltd., Class A	17,100	20,935
TravelSky Technology Ltd., Class H	30,000	56,510
Trina Solar Co. Ltd.	4,902	59,979
Trip.com Group Ltd., ADR(a)	15,732	406,200
Tsingtao Brewery Co. Ltd., Class H	16,000	153,933
Uni-President China Holdings Ltd.	57,000	59,273
Unisplendour Corp. Ltd., Class A	8,180	28,515
Venus MedTech Hangzhou Inc., Class H(a)(b)	8,500	23,632
Vipshop Holdings Ltd., ADR(a)	13,395	116,135
Walvax Biotechnology Co. Ltd., Class A	5,700	42,482
Wanhua Chemical Group Co. Ltd., Class A	6,400	96,899
Want Want China Holdings Ltd.	114,000	121,356
Weibo Corp., ADR(a)(c)	1,653	45,342
Weichai Power Co. Ltd., Class A	13,400	32,422
Weichai Power Co. Ltd., Class H	57,100	96,621
Weimob Inc.(a)(b)	57,000	37,697
Wens Foodstuffs Group Co. Ltd., Class A(a)	14,240	44,036
Western Securities Co. Ltd., Class A	34,200	41,287
Wharf Holdings Ltd. (The)	57,000	206,225
Will Semiconductor Co. Ltd. Shanghai, Class A	2,500	98,107
Wingtech Technology Co. Ltd., Class A	3,000	55,907
Winning Health Technology Group Co. Ltd., Class A	5,750	10,452
Wuhan Guide Infrared Co. Ltd., Class A	5,700	20,272
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	5,700	18,929
Wuliangye Yibin Co. Ltd., Class A	8,200	248,224
WUS Printed Circuit Kunshan Co. Ltd., Class A	17,160	45,880
WuXi AppTec Co. Ltd., Class A	5,728	94,811
WuXi AppTec Co. Ltd., Class H(b)	11,487	163,511
Wuxi Biologics Cayman Inc., New(a)(b)	115,000	951,213
XCMG Construction Machinery Co. Ltd., Class A	39,400	34,641
Xiamen C & D Inc., Class A	5,700	9,034
Xiaomi Corp., Class B(a)(b)	444,600	836,834
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,453	27,338
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	23,434	38,342
Xinyi Solar Holdings Ltd.	156,000	283,353
XPeng Inc., ADR(a)	12,141	441,568
Yadea Group Holdings Ltd.(b)	52,000	77,144
Yankuang Energy Group Co Ltd, Class H(c)	58,000	142,206
Yankuang Energy Group Co. Ltd., Class A	5,700	28,605
Yihai International Holding Ltd.(c)	19,000	79,498
Yihai Kerry Arawana Holdings Co. Ltd., Class A	5,700	48,491
Yonghui Superstores Co. Ltd., Class A	22,893	13,259
Yonyou Network Technology Co. Ltd., Class A	10,230	51,052
Youngor Group Co. Ltd., Class A	5,700	6,122
Yuexiu Property Co. Ltd.	50,400	50,414
Yum China Holdings Inc.	13,395	696,808
Yunda Holding Co. Ltd., Class A	7,830	24,117
Yunnan Baiyao Group Co. Ltd., Class A	5,720	81,723
Yunnan Energy New Material Co. Ltd., Class A	1,700	69,972
Zai Lab Ltd., ADR(a)(c)	2,394	130,952
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	80,596
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	11,400	11,820

Security	Shares	Value

China (continued)
Zhejiang Chint Electrics Co. Ltd., Class A	5,700	$45,431
Zhejiang Dahua Technology Co. Ltd., Class A	11,400	33,947
Zhejiang Juhua Co. Ltd., Class A	5,700	13,270
Zhejiang Longsheng Group Co. Ltd., Class A	22,800	44,571
Zhejiang NHU Co. Ltd., Class A	8,536	46,007
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,530	43,289
Zheshang Securities Co. Ltd., Class A	11,400	20,919
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	17,100	56,284
Zhongsheng Group Holdings Ltd.	28,500	199,013
Zhongtai Securities Co. Ltd.	11,400	15,526
Zhuzhou CRRC Times Electric Co. Ltd.	17,100	89,134
Zijin Mining Group Co. Ltd., Class A	39,900	71,407
Zijin Mining Group Co. Ltd., Class H	177,000	262,700
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	28,600	32,038
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,600	30,333
ZTE Corp., Class A	5,700	26,378
ZTE Corp., Class H	22,848	56,287
ZTO Express Cayman Inc., ADR	13,110	385,958

		74,035,121

India — 24.8%
ACC Ltd.	2,451	68,268
Adani Enterprises Ltd.	8,226	180,896
Adani Green Energy Ltd.(a)	12,084	297,352
Adani Ports & Special Economic Zone Ltd.	15,561	147,140
Adani Total Gas Ltd.	7,980	168,237
Adani Transmission Ltd.(a)	8,037	229,028
Ambuja Cements Ltd.	22,290	93,420
Apollo Hospitals Enterprise Ltd.	2,508	160,524
Asian Paints Ltd.	12,654	534,772
Aurobindo Pharma Ltd.	5,757	47,924
Avenue Supermarts Ltd.(a)(b)	5,130	296,793
Axis Bank Ltd.(a)	69,369	688,220
Bajaj Auto Ltd.	1,995	93,880
Bajaj Finance Ltd.	8,664	811,169
Bajaj Finserv Ltd.	1,254	268,843
Balkrishna Industries Ltd.	2,907	70,689
Bandhan Bank Ltd.(b)	25,251	103,285
Berger Paints India Ltd.	7,524	69,103
Bharat Electronics Ltd.	39,403	110,734
Bharat Forge Ltd.	7,439	67,388
Bharat Petroleum Corp. Ltd.	20,349	94,917
Bharti Airtel Ltd.(a)	77,762	711,078
Biocon Ltd.(a)	17,400	80,868
Britannia Industries Ltd.	2,565	117,080
Cholamandalam Investment and Finance Co. Ltd.	13,267	122,395
Cipla Ltd.	14,250	175,390
Coal India Ltd.	36,433	82,406
Colgate-Palmolive India Ltd.	2,640	50,929
Container Corp. of India Ltd.	10,426	83,445
Dabur India Ltd.	16,644	124,787
Divi’s Laboratories Ltd.	3,990	226,758
DLF Ltd.	28,443	133,462
Dr. Reddy’s Laboratories Ltd.	3,192	172,346
Eicher Motors Ltd.	3,819	131,910
GAIL India Ltd.	48,735	94,234
Godrej Consumer Products Ltd.(a)	11,286	115,421
Godrej Properties Ltd.(a)	4,902	98,197
Grasim Industries Ltd.	8,094	172,731

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Havells India Ltd.	8,265	$130,574
HCL Technologies Ltd.	34,099	512,754
HDFC Asset Management Co. Ltd.(b)	1,539	42,795
HDFC Life Insurance Co. Ltd.(b)	26,847	187,148
Hero MotoCorp Ltd.	2,109	71,441
Hindalco Industries Ltd.	50,616	388,990
Hindustan Petroleum Corp. Ltd.	19,551	71,123
Hindustan Unilever Ltd.	25,137	726,920
Housing Development Finance Corp. Ltd.	52,896	1,671,820
ICICI Bank Ltd.	159,258	1,577,408
ICICI Lombard General Insurance Co. Ltd.(b)	6,213	104,572
ICICI Prudential Life Insurance Co. Ltd.(b)	10,830	69,187
Indian Oil Corp. Ltd.	47,595	73,053
Indian Railway Catering & Tourism Corp. Ltd.	7,638	82,879
Indraprastha Gas Ltd.	12,476	57,683
Indus Towers Ltd.(a)	22,287	63,968
Info Edge India Ltd.	2,508	149,085
Infosys Ltd.	104,025	2,370,716
InterGlobe Aviation Ltd.(a)(b)	2,964	74,201
ITC Ltd.	94,278	271,465
JSW Steel Ltd.	26,619	223,326
Jubilant Foodworks Ltd.	2,394	93,077
Kotak Mahindra Bank Ltd.	17,442	429,354
Larsen & Toubro Infotech Ltd.(b)	1,770	138,338
Larsen & Toubro Ltd.	21,147	512,660
Lupin Ltd.	4,731	47,000
Mahindra & Mahindra Ltd.	25,764	271,982
Marico Ltd.	12,768	87,411
Maruti Suzuki India Ltd.	3,762	416,956
Mindtree Ltd.	2,223	115,353
Motherson Sumi Systems Ltd.	41,040	82,513
Motherson Sumi Wiring India Ltd.(a)	41,040	25,311
Mphasis Ltd.	2,736	113,668
MRF Ltd.	81	70,875
Muthoot Finance Ltd.	4,275	77,452
Nestle India Ltd.	912	214,188
NTPC Ltd.	147,744	263,004
Oil & Natural Gas Corp. Ltd.	83,505	179,850
Page Industries Ltd.	171	96,255
Petronet LNG Ltd.	20,520	58,882
PI Industries Ltd.	2,736	90,046
Pidilite Industries Ltd.	5,643	180,642
Piramal Enterprises Ltd.	3,819	105,578
Power Grid Corp. of India Ltd.	89,661	249,663
Reliance Industries Ltd.	88,806	2,795,764
SBI Cards & Payment Services Ltd.(a)	7,626	79,958
SBI Life Insurance Co. Ltd.(b)	13,167	186,194
Shree Cement Ltd.	342	111,340
Shriram Transport Finance Co. Ltd.	6,270	94,244
Siemens Ltd.	3,047	95,325
SRF Ltd.	4,617	146,933
State Bank of India	56,088	362,340
Sun Pharmaceutical Industries Ltd.	25,650	288,137
Tata Consultancy Services Ltd.	27,987	1,325,792
Tata Consumer Products Ltd.	18,867	180,659
Tata Motors Ltd.(a)	52,841	320,332
Tata Power Co. Ltd. (The)	46,740	139,379
Tata Steel Ltd.	22,857	374,254
Tech Mahindra Ltd.	20,235	380,981
Titan Co. Ltd.	10,545	358,177

Security	Shares	Value

India (continued)
Torrent Pharmaceuticals Ltd.	2,052	$75,101
Trent Ltd.	6,099	90,199
UltraTech Cement Ltd.	3,078	269,392
United Spirits Ltd.(a)	11,343	133,935
UPL Ltd.	18,069	160,588
Vedanta Ltd.	37,527	191,001
Wipro Ltd.	43,092	318,654
Yes Bank Ltd.(a)	454,720	80,332
Zomato Ltd.(a)	52,497	56,084

		28,752,280

Russia — 1.2%
Alrosa PJSC(d)	83,790	24,407
Gazprom PJSC(d)	376,774	303,730
Inter RAO UES PJSC(d)	1,065,900	10,289
LUKOIL PJSC(d)	12,996	226,852
Magnit PJSC, GDR	10,659	16,917
MMC Norilsk Nickel PJSC(d)	1,995	135,146
Mobile TeleSystems PJSC, ADR	8,322	45,771
Moscow Exchange MICEX-RTS PJSC(d)	41,040	13,813
Novatek PJSC, GDR	2,917	112,369
Novolipetsk Steel PJSC(d)	41,610	26,426
Ozon Holdings PLC, ADR(a)(d)	1,881	6,900
PhosAgro PJSC, GDR	4,421	27,047
Polymetal International PLC(d)	10,488	31,808
Polyus PJSC(d)	1,083	40,806
Rosneft Oil Co. PJSC(d)	37,278	38,890
Sberbank of Russia PJSC(d)	331,170	146,383
Severstal PAO(d)	6,669	31,850
Surgutneftegas PJSC(d)	182,410	13,775
Tatneft PJSC(d)	41,097	52,186
TCS Group Holding PLC, GDR(d)	3,884	44,729
United Co. RUSAL International PJSC(a)(d)	95,760	20,207
VK Co. Ltd.(a)(d)	4,446	4,518
VTB Bank PJSC(d)	153,340,001	10,247
X5 Retail Group NV, GDR(d)	2,622	11,279
Yandex NV(a)(d)	9,690	63,345

		1,459,690

Total Common Stocks — 97.3% (Cost: $135,402,431)		112,947,499

Preferred Stocks

Brazil — 2.6%
Alpargatas SA, Preference Shares, NVS	5,700	28,381
Banco Bradesco SA, Preference Shares, NVS	153,729	602,205
Braskem SA, Class A, Preference Shares, NVS	7,980	74,777
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,065	26,999
Cia. Energetica de Minas Gerais, Preference Shares, NVS	33,209	81,604
Gerdau SA, Preference Shares, NVS	37,563	186,306
Itau Unibanco Holding SA, Preference Shares, NVS	147,003	721,660
Itausa SA, Preference Shares, NVS	133,825	259,167
Petroleo Brasileiro SA, Preference Shares, NVS	146,718	964,444

		2,945,543

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	193,800	$20,809

Total Preferred Stocks — 2.6% (Cost: $2,154,759)		2,966,352

Rights

Brazil — 0.0%
Americanas SA (Expires 03/03/22)(a)	436	573

Total Rights — 0.0% (Cost: $0)		573

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	1,923,349	1,923,734
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	980,000	980,000

		2,903,734

Total Short-Term Investments — 2.5% (Cost: $2,903,240)		2,903,734

Total Investments in Securities — 102.4% (Cost: $140,460,430)		118,818,158

Other Assets, Less Liabilities — (2.4)%		(2,730,627)

Net Assets — 100.0%		$116,087,531

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,056,503	$—		$(131,978	)(a)	$(428)	$(363)	$1,923,734	1,923,349	$12,690	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	460,000	(a)	—		—	—	980,000	980,000	61		—

						$(428)	$(363)	$2,903,734		$12,751		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	2	03/18/22	$57	$(4,316)
MSCI Emerging Markets Index	1	03/18/22	59	(3,397)

				$(7,713)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,713

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(37,057)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,319)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$231,485

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,056,779	$102,633,134	$1,257,586	$112,947,499
Preferred Stocks	—	2,945,543	20,809	2,966,352
Rights	—	573	—	573
Money Market Funds	2,903,734	—	—	2,903,734

	$11,960,513	$105,579,250	$1,278,395	$118,818,158

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,397)	$(4,316)	$—	$(7,713)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI BRIC ETF

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening balance, as of August 31, 2021	$44,066	$—	$44,066
Transfers into Level 3(a)	9,028,611	129,604	9,158,215
Transfers out of Level 3	(—)	(—)	(—)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(42,595)	(2,899)	(45,494)
Net change in unrealized appreciation (depreciation)(b)(c)	(6,711,017)	(78,540)	(6,789,557)
Purchases	202,167	—	202,167
Sales	(1,263,646)	(27,356)	(1,291,002)

Closing balance, as of February 28, 2022	$1,257,586	$20,809	$1,278,395

Net change in unrealized appreciation (depreciation) on investment still held at February 28, 2022	$(6,881,887)	$(82,297)	$(6,964,184)

(a)

As of August 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)

Common Stocks	$1,257,586	Market	Liquidity Discount	25%
Preferred Stocks	20,809	Market	Liquidity Discount	25%

	$1,278,395

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 40.6%
360 DigiTech Inc., ADR	11,552	$216,600
360 Security Technology Inc., Class A(a)	90,099	149,973
3SBio Inc.(a)(b)	189,000	150,211
51job Inc., ADR(a)	4,574	236,933
AAC Technologies Holdings Inc.	100,500	274,787
AECC Aero-Engine Control Co. Ltd., Class A	41,600	167,518
AECC Aviation Power Co. Ltd., Class A	23,000	184,670
Agile Group Holdings Ltd.(c)	128,000	58,320
Agricultural Bank of China Ltd., Class A	610,000	288,187
Agricultural Bank of China Ltd., Class H	3,233,000	1,224,399
Aier Eye Hospital Group Co. Ltd., Class A	45,852	265,122
Air China Ltd., Class A(a)	138,700	217,224
Air China Ltd., Class H(a)(c)	106,000	81,522
Akeso Inc.(a)(b)(c)	36,000	95,067
Alibaba Group Holding Ltd.(a)	1,996,920	26,287,203
Alibaba Health Information Technology Ltd.(a)	540,000	378,125
Alibaba Pictures Group Ltd.(a)	1,550,000	154,968
A-Living Smart City Services Co. Ltd., Class A(b)	75,000	134,439
Aluminum Corp. of China Ltd., Class A(a)	123,600	127,887
Aluminum Corp. of China Ltd., Class H(a)	520,000	367,548
Anhui Conch Cement Co. Ltd., Class A	41,500	265,672
Anhui Conch Cement Co. Ltd., Class H	155,500	834,495
Anhui Gujing Distillery Co. Ltd., Class B	20,325	298,023
ANTA Sports Products Ltd.(c)	147,000	2,245,161
Apeloa Pharmaceutical Co. Ltd., Class A	31,200	140,076
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,300	123,946
Autohome Inc., ADR	9,906	303,025
AVIC Electromechanical Systems Co. Ltd., Class A	72,800	144,055
AVIC Industry-Finance Holdings Co. Ltd., Class A	178,500	110,242
AviChina Industry & Technology Co. Ltd., Class H	345,000	214,189
Baidu Inc., ADR(a)	36,638	5,585,097
Bank of Chengdu Co. Ltd., Class A	60,600	138,588
Bank of China Ltd., Class A	401,000	196,934
Bank of China Ltd., Class H	10,186,000	3,965,427
Bank of Communications Co. Ltd., Class A	403,400	305,804
Bank of Communications Co. Ltd., Class H	1,000,000	685,529
Bank of Hangzhou Co. Ltd., Class A	73,900	167,973
Bank of Jiangsu Co. Ltd., Class A	165,658	174,873
Bank of Nanjing Co. Ltd., Class A	118,600	183,638
Bank of Ningbo Co. Ltd., Class A	70,000	423,258
Bank of Shanghai Co. Ltd., Class A	187,870	208,226
Baoshan Iron & Steel Co. Ltd., Class A	188,400	215,937
BBMG Corp., Class A	269,500	123,246
BeiGene Ltd., ADR(a)	6,201	1,305,435
Beijing Capital International Airport Co. Ltd., Class H(a)	268,000	171,657
Beijing Dabeinong Technology Group Co. Ltd., Class A	52,000	68,404
Beijing Enlight Media Co. Ltd., Class A	51,300	76,864
Beijing Enterprises Holdings Ltd.	69,000	235,877
Beijing Enterprises Water Group Ltd.	518,000	204,653
Beijing Shiji Information Technology Co. Ltd., Class A	11,782	44,757
Beijing Sinnet Technology Co. Ltd., Class A	28,100	66,931
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	471,721	386,466
Betta Pharmaceuticals Co. Ltd., Class A	5,300	50,793
Bilibili Inc., ADR(a)(c)	21,507	679,836
BOC Aviation Ltd.(b)	28,400	246,881
BOE Technology Group Co. Ltd., Class A	338,300	252,487
Bosideng International Holdings Ltd.(c)	468,000	266,277
BYD Co. Ltd., Class A	14,500	583,071

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class H	106,000	$3,284,658
BYD Electronic International Co. Ltd.	92,000	259,607
Caitong Securities Co. Ltd., Class A	62,600	93,217
CanSino Biologics Inc., Class H(a)(b)	11,000	198,807
CGN Power Co. Ltd., Class H(b)	849,000	240,701
Changchun High & New Technology Industry Group Inc., Class A	3,400	98,658
Changjiang Securities Co. Ltd., Class A	118,500	129,964
Chaozhou Three-Circle Group Co. Ltd., Class A	24,099	133,466
China Bohai Bank Co. Ltd., Class H(b)	439,000	73,030
China Cinda Asset Management Co. Ltd., Class H	763,000	137,732
China CITIC Bank Corp. Ltd., Class H	1,049,000	492,939
China Coal Energy Co. Ltd., Class H	280,000	174,533
China Communications Services Corp. Ltd., Class H	324,000	177,753
China Conch Venture Holdings Ltd.	227,500	1,094,784
China Construction Bank Corp., Class A	118,800	113,657
China Construction Bank Corp., Class H	12,554,000	9,415,055
China Eastern Airlines Corp. Ltd., Class A(a)	138,372	118,492
China Education Group Holdings Ltd.	123,000	105,377
China Everbright Bank Co. Ltd., Class A	516,800	273,865
China Everbright Bank Co. Ltd., Class H	181,000	67,315
China Everbright Environment Group Ltd.	516,481	370,821
China Evergrande Group	518,000	106,019
China Feihe Ltd.(b)	478,000	570,378
China Galaxy Securities Co. Ltd., Class H	472,500	270,451
China Gas Holdings Ltd.	397,200	627,724
China Great Wall Securities Co. Ltd., Class A	40,700	69,609
China Hongqiao Group Ltd.	316,000	442,403
China Huishan Dairy Holdings Co. Ltd.(a)(d)	20,200	—
China International Capital Corp. Ltd., Class H(b)	185,200	450,577
China Jinmao Holdings Group Ltd.	784,000	260,714
China Lesso Group Holdings Ltd.	174,000	267,888
China Life Insurance Co. Ltd., Class A	39,200	179,015
China Life Insurance Co. Ltd., Class H	921,000	1,525,756
China Literature Ltd.(a)(b)	53,800	291,981
China Longyuan Power Group Corp. Ltd., Class H	460,000	949,251
China Medical System Holdings Ltd.	201,000	357,911
China Meidong Auto Holdings Ltd.	76,000	357,845
China Mengniu Dairy Co. Ltd.	429,000	2,789,537
China Merchants Bank Co. Ltd., Class A	177,400	1,402,298
China Merchants Bank Co. Ltd., Class H	518,331	4,369,171
China Merchants Port Holdings Co. Ltd.	206,000	388,392
China Merchants Securities Co. Ltd., Class A	69,270	174,293
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	77,975	167,262
China Minsheng Banking Corp. Ltd., Class A	350,400	217,157
China Minsheng Banking Corp. Ltd., Class H	614,660	239,409
China Molybdenum Co. Ltd., Class A	183,100	175,647
China Molybdenum Co. Ltd., Class H	429,000	258,216
China National Building Material Co. Ltd., Class H	546,000	700,424
China National Chemical Engineering Co. Ltd., Class A	72,300	119,969
China National Nuclear Power Co. Ltd., Class A	157,500	185,275
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	32,700	257,216
China Oilfield Services Ltd., Class H	258,000	294,119
China Overseas Land & Investment Ltd.	505,500	1,543,376
China Overseas Property Holdings Ltd.	165,000	179,146
China Pacific Insurance Group Co. Ltd., Class A	62,400	262,432
China Pacific Insurance Group Co. Ltd., Class H	324,600	903,874
China Petroleum & Chemical Corp., Class A	278,200	192,154

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	3,128,600	$1,556,437
China Power International Development Ltd.	715,000	405,289
China Railway Group Ltd., Class A	210,796	207,976
China Railway Group Ltd., Class H	455,000	267,156
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	202,000	1,601,739
China Resources Cement Holdings Ltd.	322,000	275,532
China Resources Gas Group Ltd.	124,000	569,531
China Resources Land Ltd.	429,777	2,090,563
China Resources Mixc Lifestyle Services Ltd.(b)	75,800	389,890
China Resources Power Holdings Co. Ltd.	266,000	594,130
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,590	122,394
China Ruyi Holdings Ltd.(a)(c)	408,000	121,431
China Shenhua Energy Co. Ltd., Class A	70,700	283,064
China Shenhua Energy Co. Ltd., Class H	431,500	1,189,207
China Southern Airlines Co. Ltd., Class A(a)	138,000	151,521
China Southern Airlines Co. Ltd., Class H(a)	202,000	127,798
China State Construction Engineering Corp. Ltd., Class A	361,140	291,745
China State Construction International Holdings Ltd.	292,000	411,228
China Suntien Green Energy Corp. Ltd., Class H	261,000	173,860
China Taiping Insurance Holdings Co. Ltd.	216,300	256,014
China Three Gorges Renewables Group Co. Ltd.	250,000	282,184
China Tourism Group Duty Free Corp. Ltd., Class A	15,900	513,552
China Tower Corp. Ltd., Class H(b)	5,372,000	626,125
China Traditional Chinese Medicine Holdings Co. Ltd.	410,000	233,724
China United Network Communications Ltd., Class A	286,700	173,700
China Vanke Co. Ltd., Class A	93,100	283,368
China Vanke Co. Ltd., Class H	184,100	437,271
China Yangtze Power Co. Ltd., Class A	187,200	688,730
Chinasoft International Ltd.	350,000	319,340
Chindata Group Holdings Ltd., ADR(a)(c)	15,613	85,715
Chongqing Brewery Co. Ltd., Class A(a)	5,199	110,395
Chongqing Changan Automobile Co. Ltd., Class A	58,240	120,421
Chongqing Zhifei Biological Products Co. Ltd., Class A	14,200	290,618
CIFI Ever Sunshine Services Group Ltd.	100,000	181,857
CIFI Holdings Group Co. Ltd.	522,900	364,310
CITIC Ltd.	770,000	898,532
CITIC Securities Co. Ltd., Class A	129,490	479,907
CITIC Securities Co. Ltd., Class H	300,725	728,567
Contemporary Amperex Technology Co. Ltd., Class A	19,100	1,636,093
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	120,650	338,758
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	446,950	903,386
COSCO SHIPPING Ports Ltd.	268,000	220,852
Country Garden Holdings Co. Ltd.	1,013,828	787,675
Country Garden Services Holdings Co. Ltd.	236,000	1,411,742
CRRC Corp. Ltd., Class A	221,100	203,235
CRRC Corp. Ltd., Class H	485,000	215,550
CSC Financial Co. Ltd., Class A	38,200	156,403
CSPC Pharmaceutical Group Ltd.	1,201,200	1,423,858
Dada Nexus Ltd., ADR(a)(c)	7,994	66,430
Dali Foods Group Co. Ltd.(b)	352,000	185,392
Daqo New Energy Corp., ADR(a)	8,176	392,121
DHC Software Co. Ltd., Class A	71,200	93,348
DiDi Global Inc., ADR(a)(c)	19,281	79,052
Dong-E-E-Jiao Co. Ltd., Class A	10,300	62,001
Dongfang Electric Corp. Ltd., Class A	36,700	95,125
Dongfeng Motor Group Co. Ltd., Class H	362,000	311,583
Dongxing Securities Co. Ltd., Class A	67,000	109,620
Dongyue Group Ltd.	205,000	297,402

Security	Shares	Value

China (continued)
East Money Information Co. Ltd., Class A	90,096	$384,014
ENN Energy Holdings Ltd.	107,400	1,555,409
Eve Energy Co. Ltd., Class A	16,600	238,223
Everbright Securities Co. Ltd., Class A	37,700	79,612
Fangda Carbon New Material Co. Ltd., Class A	48,140	78,930
Far East Horizon Ltd.	208,000	177,268
First Capital Securities Co. Ltd., Class A	63,600	64,326
Flat Glass Group Co. Ltd., Class H	71,000	293,597
Focus Media Information Technology Co. Ltd., Class A	154,600	188,097
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,777	453,533
Fosun International Ltd.	287,500	311,938
Founder Securities Co. Ltd., Class A	128,034	146,148
Foxconn Industrial Internet Co. Ltd., Class A	98,900	175,285
Fuyao Glass Industry Group Co. Ltd., Class A	18,800	131,947
Fuyao Glass Industry Group Co. Ltd., Class H(b)	84,000	412,112
Ganfeng Lithium Co. Ltd., Class A	10,800	262,603
Ganfeng Lithium Co. Ltd., Class H(b)	34,200	580,449
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	55,658
GDS Holdings Ltd., ADR(a)	12,600	560,952
Geely Automobile Holdings Ltd.	794,000	1,478,938
GEM Co. Ltd., Class A	72,300	110,452
Gemdale Corp., Class A	49,200	98,995
Genscript Biotech Corp.(a)	154,000	610,613
GF Securities Co. Ltd., Class A	65,000	192,516
GF Securities Co. Ltd., Class H	107,800	161,838
Giant Network Group Co. Ltd., Class A	42,600	64,667
GoerTek Inc., Class A	33,100	231,748
GOME Retail Holdings Ltd.(a)(c)	1,823,000	135,660
Gotion High-tech Co. Ltd., Class A(a)	24,000	164,688
Great Wall Motor Co. Ltd., Class H	453,500	954,754
Gree Electric Appliances Inc. of Zhuhai, Class A	30,000	174,630
Greenland Holdings Corp. Ltd., Class A	86,360	59,199
Greentown China Holdings Ltd.	116,500	174,993
Greentown Service Group Co. Ltd.	208,000	208,941
Guangdong Haid Group Co. Ltd., Class A	20,000	208,587
Guangdong Investment Ltd.	408,000	549,043
Guanghui Energy Co. Ltd., Class A(a)	82,700	94,206
Guangzhou Automobile Group Co. Ltd., Class H	408,800	404,733
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	26,600	125,445
Guangzhou Haige Communications Group Inc. Co., Class A	84,300	133,397
Guangzhou R&F Properties Co. Ltd., Class H(c)	170,000	72,369
Guangzhou Tinci Materials Technology Co. Ltd., Class A	9,300	157,833
Guosen Securities Co. Ltd., Class A	103,800	170,758
Guotai Junan Securities Co. Ltd., Class A	90,000	239,064
Guoyuan Securities Co. Ltd., Class A	79,440	89,323
Haidilao International Holding Ltd.(b)(c)	143,000	329,283
Haier Smart Home Co. Ltd., Class A	70,000	283,782
Haier Smart Home Co. Ltd., Class H	288,800	1,011,978
Haitian International Holdings Ltd.	102,000	271,759
Haitong Securities Co. Ltd., Class A	110,800	197,822
Haitong Securities Co. Ltd., Class H	200,000	172,098
Hangzhou First Applied Material Co. Ltd., Class A	9,400	178,389
Hangzhou Robam Appliances Co. Ltd., Class A	20,300	107,369
Hangzhou Silan Microelectronics Co. Ltd., Class A	14,700	134,369
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,200	51,915
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	16,300	183,392
Hansoh Pharmaceutical Group Co. Ltd.(b)	144,000	307,396
Hello Group Inc., ADR	19,585	186,645

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	32,256	$147,616
Hengan International Group Co. Ltd.	84,000	445,475
Hengli Petrochemical Co. Ltd., Class A	60,000	238,658
Hengyi Petrochemical Co. Ltd., Class A	60,090	95,821
Hesteel Co. Ltd., Class A	196,200	79,993
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,000	103,046
Hongfa Technology Co. Ltd., Class A	11,600	115,931
Hopson Development Holdings Ltd.	95,900	197,415
Hua Hong Semiconductor Ltd.(a)(b)	72,000	375,103
Huabao International Holdings Ltd.	124,000	71,140
Huadian Power International Corp. Ltd., Class A	102,400	69,994
Huadong Medicine Co. Ltd., Class A	18,572	112,047
Huaneng Power International Inc., Class H	632,000	370,994
Huatai Securities Co. Ltd., Class A	89,100	224,567
Huatai Securities Co. Ltd., Class H(b)	142,400	233,152
Huaxi Securities Co. Ltd., Class A	67,400	95,146
Huaxia Bank Co. Ltd., Class A	171,200	152,819
Huayu Automotive Systems Co. Ltd., Class A	32,900	132,711
Huazhu Group Ltd., ADR(a)	23,763	982,838
Hunan Valin Steel Co. Ltd., Class A	76,800	71,073
Hundsun Technologies Inc., Class A	18,512	153,850
Hutchmed China Ltd, ADR(a)	12,439	338,963
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	47,400	258,777
Iflytek Co. Ltd., Class A	23,500	183,635
I-Mab, ADR(a)	5,415	133,859
Imeik Technology Development Co. Ltd., Class A	2,000	154,574
Industrial & Commercial Bank of China Ltd., Class A	507,300	374,776
Industrial & Commercial Bank of China Ltd., Class H	7,362,000	4,394,783
Industrial Bank Co. Ltd., Class A	170,000	595,573
Industrial Securities Co. Ltd., Class A	87,200	113,424
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	417,700	178,284
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	93,000	73,201
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	57,100	358,154
Innovent Biologics Inc.(a)(b)	158,000	713,051
iQIYI Inc., ADR(a)(c)	37,788	156,442
JA Solar Technology Co. Ltd., Class A	15,300	231,799
JD Health International Inc.(a)(b)	47,650	355,646
JDcom Inc, Class A(a)	265,172	9,471,790
Jiangsu Expressway Co. Ltd., Class H	150,000	160,491
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,820	147,307
Jiangsu Hengrui Medicine Co. Ltd., Class A	53,376	339,924
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,503	327,942
Jiangsu Yangnong Chemical Co. Ltd., Class A	10,400	205,716
Jiangsu Zhongtian Technology Co. Ltd., Class A	31,700	94,219
Jiangxi Copper Co. Ltd., Class A	42,100	149,237
Jiangxi Copper Co. Ltd., Class H	116,000	208,800
Jinke Properties Group Co. Ltd., Class A	64,000	45,593
Jinmao Property Services Co. Ltd.	11,842	3,010
Jinxin Fertility Group Ltd.(a)(b)	180,000	210,471
Jiumaojiu International Holdings Ltd.(b)(c)	104,000	233,636
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	40,529	78,851
Jointown Pharmaceutical Group Co. Ltd., Class A	32,200	68,046
JOYY Inc., ADR	7,567	350,276
Kanzhun Ltd.(a)(c)	10,317	333,239
KE Holdings Inc., ADR(a)	47,994	931,564
Kingboard Holdings Ltd	95,000	444,424
Kingboard Laminates Holdings Ltd.	151,000	251,618
Kingdee International Software Group Co. Ltd.(a)	356,000	879,904

Security	Shares	Value

China (continued)
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	13,713	$92,426
Kingsoft Corp. Ltd.	131,200	490,663
Kuaishou Technology(a)(b)	64,000	740,634
Kunlun Energy Co. Ltd.	538,000	529,222
Kweichow Moutai Co. Ltd., Class A	10,218	2,905,889
KWG Group Holdings Ltd.	136,000	63,678
LB Group Co. Ltd., Class A	26,500	111,935
Lee & Man Paper Manufacturing Ltd.	215,000	138,214
Legend Biotech Corp., ADR(a)	6,395	253,178
Lenovo Group Ltd.	1,000,000	1,113,569
Lens Technology Co. Ltd., Class A	59,100	136,719
Lepu Medical Technology Beijing Co. Ltd., Class A	25,300	86,410
Li Auto Inc., ADR(a)	73,877	2,249,555
Li Ning Co. Ltd.	305,500	3,051,380
Logan Group Co. Ltd.(c)	192,000	63,880
Longfor Group Holdings Ltd.(b)	243,500	1,302,122
LONGi Green Energy Technology Co. Ltd., Class A	46,140	574,328
Lufax Holding Ltd., ADR(a)	79,600	515,012
Luxshare Precision Industry Co. Ltd., Class A	59,141	410,148
Luzhou Laojiao Co. Ltd., Class A	12,100	417,912
Mango Excellent Media Co. Ltd., Class A	17,100	93,177
Maxscend Microelectronics Co. Ltd., Class A	3,200	137,513
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	56,184	64,052
Meituan, Class B(a)(b)	538,800	11,969,527
Metallurgical Corp. of China Ltd., Class A	260,400	168,890
Microport Scientific Corp.	87,200	242,554
Ming Yuan Cloud Group Holdings Ltd.	81,000	159,868
Minth Group Ltd.	96,000	347,117
MMG Ltd.(a)	420,000	152,136
Muyuan Foods Co. Ltd., Class A	44,411	404,102
NARI Technology Co. Ltd., Class A	54,840	309,528
NAURA Technology Group Co. Ltd., Class A	4,600	222,989
NavInfo Co. Ltd., Class A(a)	34,927	95,096
NetEase Inc.	270,500	5,231,929
New China Life Insurance Co. Ltd., Class A	20,000	121,011
New China Life Insurance Co. Ltd., Class H	85,300	244,118
New Hope Liuhe Co. Ltd., Class A(a)	46,500	113,754
New Oriental Education & Technology Group Inc., ADR(a)	209,426	316,233
Nine Dragons Paper Holdings Ltd.	242,000	231,828
Ninestar Corp., Class A	19,000	151,194
NIO Inc., ADR(a)	173,870	3,971,191
Noah Holdings Ltd., ADR(a)	4,614	130,853
Nongfu Spring Co. Ltd., Class H(b)	238,200	1,493,875
OFILM Group Co. Ltd., Class A(a)	52,700	67,024
Oppein Home Group Inc., Class A	8,100	162,440
Orient Securities Co. Ltd., Class A	59,332	116,055
Ovctek China Inc., Class A	10,200	66,576
People’s Insurance Co. Group of China Ltd. (The), Class H	903,000	290,392
Perfect World Co. Ltd., Class A	20,596	43,253
PetroChina Co. Ltd., Class A	170,000	156,732
PetroChina Co. Ltd., Class H	2,636,000	1,411,909
Pharmaron Beijing Co. Ltd., Class A	6,600	126,665
Pharmaron Beijing Co. Ltd., Class H(b)	17,000	206,109
PICC Property & Casualty Co. Ltd., Class H	888,740	938,142
Pinduoduo Inc., ADR(a)	57,627	2,988,536
Ping An Bank Co. Ltd., Class A	155,936	390,202
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	62,600	193,992
Ping An Insurance Group Co. of China Ltd., Class A	100,500	810,141

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	832,500	$6,454,924
Poly Developments and Holdings Group Co. Ltd., Class A	103,800	259,962
Postal Savings Bank of China Co. Ltd., Class A	240,000	212,006
Postal Savings Bank of China Co. Ltd., Class H(b)	1,023,000	839,969
Power Construction Corp. of China Ltd., Class A	138,100	168,618
Powerlong Real Estate Holdings Ltd.	171,000	81,964
RiseSun Real Estate Development Co. Ltd., Class A	110,718	69,155
RLX Technology Inc., ADR(a)	82,054	252,726
Rongsheng Petrochemical Co. Ltd., Class A	95,528	287,083
SAIC Motor Corp. Ltd., Class A	71,022	204,796
Sany Heavy Equipment International Holdings Co. Ltd.	163,000	169,030
Sany Heavy Industry Co. Ltd., Class A	79,000	246,861
SDIC Capital Co. Ltd., Class A	98,528	115,929
SDIC Power Holdings Co. Ltd., Class A	80,709	128,024
Seazen Group Ltd.	228,000	120,306
Seazen Holdings Co. Ltd., Class A	22,500	107,619
SF Holding Co. Ltd., Class A	40,300	386,658
Shaanxi Coal Industry Co. Ltd., Class A	95,573	215,924
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	33,353	110,254
Shandong Gold Mining Co. Ltd., Class A	40,160	131,091
Shandong Gold Mining Co. Ltd., Class H(b)(c)	73,000	137,079
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	41,600	233,694
Shandong Linglong Tyre Co. Ltd., Class A	17,005	75,714
Shandong Nanshan Aluminum Co. Ltd., Class A	148,800	115,409
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	343,200	473,888
Shanghai Baosight Software Co. Ltd., Class A	20,800	177,926
Shanghai Baosight Software Co. Ltd., Class B	52,600	227,156
Shanghai Electric Group Co. Ltd., Class A	178,200	124,717
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	20,000	134,850
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	62,500	250,594
Shanghai International Airport Co. Ltd., Class A(a)	10,700	89,019
Shanghai International Port Group Co. Ltd., Class A	115,300	104,371
Shanghai Jinjiang International Hotels Co. Ltd., Class A	10,856	97,116
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	231,916	206,637
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	39,300	116,725
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	102,400	184,839
Shanghai Pudong Development Bank Co. Ltd., Class A	247,200	329,043
Shanghai Putailai New Energy Technology Co. Ltd., Class A	10,400	241,930
Shanxi Coking Coal Energy Group Co. Ltd., Class A	49,180	82,777
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	39,000	85,942
Shanxi Meijin Energy Co. Ltd., Class A(a)	53,200	121,605
Shanxi Securities Co. Ltd., Class A	88,230	82,741
Shanxi Taigang Stainless Steel Co. Ltd., Class A	66,700	77,474
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,520	489,632
Shenwan Hongyuan Group Co. Ltd., Class A	225,300	164,057
Shenzhen Energy Group Co. Ltd., Class A	50,820	58,366
Shenzhen Goodix Technology Co. Ltd., Class A	5,800	83,992
Shenzhen Inovance Technology Co. Ltd., Class A	26,150	266,150
Shenzhen International Holdings Ltd.	142,000	146,314
Shenzhen Kangtai Biological Products Co. Ltd., Class A	6,700	89,562
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,200	530,408
Shenzhen Overseas Chinese Town Co. Ltd., Class A	89,000	97,366
Shenzhou International Group Holdings Ltd.	112,200	1,884,579
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	24,420	93,168
Shimao Group Holdings Ltd.	151,000	90,615

Security	Shares	Value

China (continued)
Shimao Services Holdings Ltd.(b)(c)	76,000	$55,542
Sichuan Chuantou Energy Co. Ltd., Class A	55,400	105,697
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	31,100	85,712
Sichuan Swellfun Co. Ltd., Class A	4,100	64,873
Silergy Corp.	10,000	1,332,511
Sino Biopharmaceutical Ltd.	1,302,250	831,310
Sinolink Securities Co. Ltd., Class A	46,800	75,409
Sinopharm Group Co. Ltd., Class H	173,600	420,838
Sinotruk Hong Kong Ltd.	101,000	150,759
Smoore International Holdings Ltd.(b)	242,000	898,317
Songcheng Performance Development Co. Ltd., Class A	34,400	84,410
SooChow Securities Co. Ltd., Class A	59,436	74,158
Sun Art Retail Group Ltd.	229,500	82,799
Sunac China Holdings Ltd.	432,000	353,116
Sunac Services Holdings Ltd.(a)(b)	143,000	122,217
Sungrow Power Supply Co. Ltd., Class A	12,900	249,796
Suningcom Co Ltd, Class A(a)	116,832	66,647
Sunny Optical Technology Group Co. Ltd.	97,200	2,329,296
Sunwoda Electronic Co. Ltd., Class A	21,200	124,355
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	23,800	84,111
TAL Education Group, ADR(a)	55,500	157,620
TBEA Co. Ltd., Class A	36,700	118,259
TCL Technology Group Corp., Class A	158,200	139,817
Tencent Holdings Ltd.	760,000	41,010,597
Tencent Music Entertainment Group, ADR(a)	84,631	456,161
Thunder Software Technology Co. Ltd., Class A	10,400	231,687
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	33,400	255,722
Tianma Microelectronics Co. Ltd., Class A	20,000	37,165
Tingyi Cayman Islands Holding Corp.	272,000	601,773
Toly Bread Co. Ltd., Class A	20,180	79,716
Tongcheng Travel Holdings Ltd.(a)	142,800	265,958
Tongling Nonferrous Metals Group Co. Ltd., Class A	139,200	88,234
Tongwei Co. Ltd., Class A	39,500	270,900
Topsports International Holdings Ltd.(b)	212,000	220,380
Transfar Zhilian Co. Ltd., Class A	62,955	77,074
TravelSky Technology Ltd., Class H	133,000	250,526
Trina Solar Co. Ltd.	20,000	244,712
Trip.com Group Ltd., ADR(a)	66,921	1,727,900
Tsingtao Brewery Co. Ltd., Class A	9,400	140,150
Tsingtao Brewery Co. Ltd., Class H	64,000	615,734
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,200	217,734
Uni-President China Holdings Ltd.	211,000	219,414
Unisplendour Corp. Ltd., Class A	30,080	104,856
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	30,500	84,797
Vinda International Holdings Ltd.	48,000	136,667
Vipshop Holdings Ltd., ADR(a)	57,726	500,484
Walvax Biotechnology Co. Ltd., Class A	15,000	111,795
Wanhua Chemical Group Co. Ltd., Class A	27,700	419,392
Want Want China Holdings Ltd.	686,000	730,264
Weibo Corp., ADR(a)(c)	8,627	236,639
Weichai Power Co. Ltd., Class A	78,824	190,720
Weichai Power Co. Ltd., Class H	238,200	403,065
Weimob Inc.(a)(b)(c)	267,000	176,581
Wens Foodstuffs Group Co. Ltd., Class A(a)	68,060	210,470
Western Securities Co. Ltd., Class A	112,000	135,210
Wharf Holdings Ltd. (The)	186,000	672,946
Will Semiconductor Co. Ltd. Shanghai, Class A	7,800	306,094
Wingtech Technology Co. Ltd., Class A	12,700	236,675
Winning Health Technology Group Co. Ltd., Class A	36,200	65,804

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuhan Guide Infrared Co. Ltd., Class A	40,021	$142,336
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	25,500	84,684
Wuliangye Yibin Co. Ltd., Class A	32,200	974,733
WuXi AppTec Co. Ltd., Class A	24,904	412,218
WuXi AppTec Co. Ltd., Class H(b)	38,796	552,240
Wuxi Biologics Cayman Inc., New(a)(b)	485,000	4,011,637
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	11,020	118,795
XCMG Construction Machinery Co. Ltd., Class A	129,100	113,505
Xiamen C & D Inc., Class A	87,000	137,891
Xiaomi Corp., Class B(a)(b)	1,881,000	3,540,450
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	55,302	132,003
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	76,962	125,924
Xinyi Solar Holdings Ltd.	662,000	1,202,434
XPeng Inc., ADR(a)(c)	51,807	1,884,221
Yadea Group Holdings Ltd.(b)	162,000	240,332
Yankuang Energy Group Co Ltd, Class H(c)	190,000	465,846
Yankuang Energy Group Co. Ltd., Class A	28,300	142,020
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,000	93,135
Yihai International Holding Ltd.(c)	65,000	271,966
Yonghui Superstores Co. Ltd., Class A	168,800	97,762
Yonyou Network Technology Co. Ltd., Class A	33,218	165,771
Yuexiu Property Co. Ltd.	189,600	189,651
Yum China Holdings Inc.	55,656	2,895,225
Yunda Holding Co. Ltd., Class A	33,680	103,736
Yunnan Baiyao Group Co. Ltd., Class A	12,100	172,876
Yunnan Energy New Material Co. Ltd., Class A	8,200	339,826
Zai Lab Ltd., ADR(a)(c)	10,546	576,866
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,100	293,601
Zhejiang Chint Electrics Co. Ltd., Class A	21,200	168,971
Zhejiang Dahua Technology Co. Ltd., Class A	43,400	129,235
Zhejiang Expressway Co. Ltd., Class H	232,000	209,289
Zhejiang Huayou Cobalt Co. Ltd., Class A	11,200	221,506
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	20,800	215,578
Zhejiang Longsheng Group Co. Ltd., Class A	55,939	109,352
Zhejiang NHU Co. Ltd., Class A	32,000	172,471
Zhejiang Semir Garment Co. Ltd., Class A	65,100	73,126
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	70,000	230,400
Zhongsheng Group Holdings Ltd.	81,000	565,617
Zhuzhou CRRC Times Electric Co. Ltd.	75,800	395,109
Zijin Mining Group Co. Ltd., Class A	190,000	340,035
Zijin Mining Group Co. Ltd., Class H	754,000	1,119,073
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	113,400	127,033
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	100,000	66,520
ZTE Corp., Class A	29,200	135,128
ZTE Corp., Class H	108,160	266,457
ZTO Express Cayman Inc., ADR	57,419	1,690,415

		316,278,844

India — 15.7%
ACC Ltd.	9,719	270,704
Adani Enterprises Ltd.	36,936	812,249
Adani Green Energy Ltd.(a)	52,526	1,292,511
Adani Ports & Special Economic Zone Ltd.	65,366	618,080
Adani Total Gas Ltd.	36,936	778,697

Security	Shares	Value

India (continued)
Adani Transmission Ltd.(a)	36,935	$1,052,524
Ambuja Cements Ltd.	93,388	391,399
Apollo Hospitals Enterprise Ltd.	13,586	869,571
Asian Paints Ltd.	51,058	2,157,768
Aurobindo Pharma Ltd.	35,172	292,788
Avenue Supermarts Ltd.(a)(b)	21,787	1,260,472
Axis Bank Ltd.(a)	292,918	2,906,083
Bajaj Auto Ltd.	9,488	446,483
Bajaj Finance Ltd.	35,940	3,364,890
Bajaj Finserv Ltd.	5,185	1,111,604
Balkrishna Industries Ltd.	11,619	282,535
Bandhan Bank Ltd.(b)	91,040	372,383
Berger Paints India Ltd.	38,668	355,141
Bharat Electronics Ltd.	160,989	452,425
Bharat Forge Ltd.	36,213	328,044
Bharat Petroleum Corp. Ltd.	108,578	506,456
Bharti Airtel Ltd.(a)	326,530	2,985,886
Biocon Ltd.(a)	57,418	266,855
Britannia Industries Ltd.	13,605	621,003
Cholamandalam Investment and Finance Co. Ltd.	55,075	508,096
Cipla Ltd.	58,800	723,713
Coal India Ltd.	191,067	432,163
Colgate-Palmolive India Ltd.	14,584	281,346
Container Corp. of India Ltd.	35,587	284,823
Dabur India Ltd.	77,936	584,320
Divi’s Laboratories Ltd.	17,033	968,011
DLF Ltd.	84,721	397,534
Dr. Reddy’s Laboratories Ltd.	14,231	768,376
Eicher Motors Ltd.	17,708	611,642
GAIL India Ltd.	208,295	402,761
Godrej Consumer Products Ltd.(a)	48,480	495,801
Godrej Properties Ltd.(a)	16,641	333,353
Grasim Industries Ltd.	35,420	755,885
Havells India Ltd.	33,295	526,009
HCL Technologies Ltd.	141,830	2,132,730
HDFC Asset Management Co. Ltd.(b)	6,561	182,442
HDFC Life Insurance Co. Ltd.(b)	114,506	798,212
Hero MotoCorp Ltd.	15,756	533,721
Hindalco Industries Ltd.	208,900	1,605,422
Hindustan Petroleum Corp. Ltd.	84,039	305,720
Hindustan Unilever Ltd.	107,456	3,107,446
Housing Development Finance Corp. Ltd.	227,132	7,178,689
ICICI Bank Ltd.	676,964	6,705,148
ICICI Lombard General Insurance Co. Ltd.(b)	28,066	472,385
ICICI Prudential Life Insurance Co. Ltd.(b)	48,500	309,842
Indian Oil Corp. Ltd.	232,534	356,915
Indian Railway Catering & Tourism Corp. Ltd.	33,290	361,227
Indraprastha Gas Ltd.	37,541	173,573
Indus Towers Ltd.(a)	92,757	266,232
Info Edge India Ltd.	10,120	601,572
Infosys Ltd.	438,725	9,998,484
InterGlobe Aviation Ltd.(a)(b)	12,416	310,821
ITC Ltd.	391,150	1,126,280
JSW Steel Ltd.	113,086	948,761
Jubilant Foodworks Ltd.	10,139	394,197
Kotak Mahindra Bank Ltd.	73,129	1,800,150
Larsen & Toubro Infotech Ltd.(b)	7,082	553,507
Larsen & Toubro Ltd.	90,612	2,196,678
Lupin Ltd.	28,138	279,537
Mahindra & Mahindra Ltd.	115,213	1,216,264

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Marico Ltd.	69,462	$475,542
Maruti Suzuki India Ltd.	17,700	1,961,754
Mindtree Ltd.	8,526	442,422
Motherson Sumi Systems Ltd.	165,483	332,710
Motherson Sumi Wiring India Ltd.(a)	165,483	102,060
Mphasis Ltd.	11,083	460,446
MRF Ltd.	219	191,626
Muthoot Finance Ltd.	16,435	297,760
Nestle India Ltd.	4,360	1,023,967
NTPC Ltd.	623,375	1,109,690
Oil & Natural Gas Corp. Ltd.	329,638	709,963
Page Industries Ltd.	741	417,104
Petronet LNG Ltd.	98,332	282,165
PI Industries Ltd.	11,704	385,195
Pidilite Industries Ltd.	20,512	656,623
Piramal Enterprises Ltd.	17,535	484,764
Power Grid Corp. of India Ltd.	406,101	1,130,795
Reliance Industries Ltd.	375,860	11,832,712
SBI Cards & Payment Services Ltd.(a)	29,772	312,159
SBI Life Insurance Co. Ltd.(b)	58,770	831,066
Shree Cement Ltd.	1,506	490,285
Shriram Transport Finance Co. Ltd.	28,318	425,648
Siemens Ltd.	10,416	325,862
SRF Ltd.	19,846	631,586
State Bank of India	237,807	1,536,282
Sun Pharmaceutical Industries Ltd.	108,126	1,214,625
Tata Consultancy Services Ltd.	119,088	5,641,404
Tata Consumer Products Ltd.	82,878	793,590
Tata Motors Ltd.(a)	218,922	1,327,145
Tata Power Co. Ltd. (The)	197,806	589,861
Tata Steel Ltd.	95,074	1,556,716
Tech Mahindra Ltd.	82,674	1,556,570
Titan Co. Ltd.	46,634	1,583,993
Torrent Pharmaceuticals Ltd.	6,241	228,415
Trent Ltd.	26,285	388,734
UltraTech Cement Ltd.	13,567	1,187,408
United Spirits Ltd.(a)	42,373	500,327
UPL Ltd.	67,458	599,531
Vedanta Ltd.	149,253	759,650
Wipro Ltd.	177,935	1,315,784
Yes Bank Ltd.(a)	1,479,333	261,342
Zomato Ltd.(a)	195,406	208,758

		122,350,378

Indonesia — 2.1%
Adaro Energy Tbk PT	1,838,800	315,044
Aneka Tambang Tbk	1,170,300	182,331
Astra International Tbk PT	2,639,200	1,070,288
Bank Central Asia Tbk PT	7,130,000	4,025,354
Bank Jago Tbk PT(a)	536,800	607,265
Bank Mandiri Persero Tbk PT	2,396,000	1,295,376
Bank Negara Indonesia Persero Tbk PT	952,700	533,811
Bank Rakyat Indonesia Persero Tbk PT	8,939,177	2,858,392
Barito Pacific Tbk PT	4,128,700	257,446
Charoen Pokphand Indonesia Tbk PT	956,600	387,347
Gudang Garam Tbk PT	63,000	138,059
Indah Kiat Pulp & Paper Tbk PT	401,600	226,951
Indocement Tunggal Prakarsa Tbk PT	213,500	163,559
Indofood CBP Sukses Makmur Tbk PT	330,100	195,678
Indofood Sukses Makmur Tbk PT	574,700	248,574
Kalbe Farma Tbk PT	2,872,600	328,908

Security	Shares	Value

Indonesia (continued)
Merdeka Copper Gold Tbk PT(a)	1,564,300	$423,574
Sarana Menara Nusantara Tbk PT	3,034,600	219,445
Semen Indonesia Persero Tbk PT	405,500	204,831
Telkom Indonesia Persero Tbk PT	6,479,200	1,956,154
Tower Bersama Infrastructure Tbk PT	1,117,400	229,793
Unilever Indonesia Tbk PT	1,001,100	257,609
United Tractors Tbk PT	216,300	377,440

		16,503,229

Malaysia — 1.9%
AMMB Holdings Bhd(a)	264,700	212,288
Axiata Group Bhd	393,700	368,522
CIMB Group Holdings Bhd	815,300	1,110,596
Dialog Group Bhd	527,378	355,302
DiGi.Com Bhd	449,100	434,169
Fraser & Neave Holdings Bhd	31,600	170,099
Genting Bhd	262,500	290,970
Genting Malaysia Bhd	394,200	282,136
HAP Seng Consolidated Bhd(c)	115,100	207,802
Hartalega Holdings Bhd	233,700	257,162
Hong Leong Bank Bhd	81,200	388,742
Hong Leong Financial Group Bhd	45,500	209,375
IHH Healthcare Bhd	235,400	369,313
Inari Amertron Bhd	479,400	371,187
IOI Corp. Bhd	277,900	305,358
Kuala Lumpur Kepong Bhd	54,100	335,024
Malayan Banking Bhd	574,200	1,199,767
Malaysia Airports Holdings Bhd(a)	128,756	188,603
Maxis Bhd	308,300	295,579
MISC Bhd	133,700	234,503
Nestle Malaysia Bhd	8,800	281,217
Petronas Chemicals Group Bhd	324,000	736,978
Petronas Dagangan Bhd	44,300	227,066
Petronas Gas Bhd	94,700	393,138
PPB Group Bhd	79,080	337,905
Press Metal Aluminium Holdings Bhd	430,300	700,000
Public Bank Bhd	1,888,650	2,005,832
QL Resources Bhd	225,850	266,275
RHB Bank Bhd	238,462	336,063
Sime Darby Bhd	313,700	169,881
Sime Darby Plantation Bhd	232,700	273,012
Telekom Malaysia Bhd	175,900	211,993
Tenaga Nasional Bhd	264,600	578,413
Top Glove Corp. Bhd	716,900	350,040
Westports Holdings Bhd	116,400	108,402

		14,562,712

Philippines — 1.0%
Aboitiz Equity Ventures Inc.	274,650	320,880
AC Energy Corp.	1,105,300	183,247
Ayala Corp.	35,380	586,561
Ayala Land Inc.	1,032,760	787,310
Bank of the Philippine Islands	194,902	380,918
BDO Unibank Inc.	266,559	675,504
Globe Telecom Inc.	3,555	178,628
GT Capital Holdings Inc.	14,680	166,247
International Container Terminal Services Inc.	134,460	552,317
JG Summit Holdings Inc.	413,565	488,483
Jollibee Foods Corp.	63,150	296,843
Manila Electric Co.	34,320	246,956
Metro Pacific Investments Corp.	1,717,400	129,956

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	256,532	$285,703
Monde Nissin Corp.(a)(b)	576,400	185,725
PLDT Inc.	9,760	342,466
SM Investments Corp.	32,444	564,464
SM Prime Holdings Inc.	1,288,550	1,005,702
Universal Robina Corp.	133,730	313,002

		7,690,912

South Korea — 14.8%
Alteogen Inc.(a)	3,883	174,892
Amorepacific Corp.	4,205	649,087
AMOREPACIFIC Group.	5,136	209,839
BGF retail Co. Ltd.	1,344	190,400
Celltrion Healthcare Co. Ltd.	11,616	617,827
Celltrion Inc.	12,977	1,732,168
Celltrion Pharm Inc.(a)	2,290	168,493
Cheil Worldwide Inc.	10,533	198,041
CJ CheilJedang Corp.	1,042	330,059
CJ Corp.	1,895	133,494
CJ ENM Co. Ltd.	1,511	164,886
CJ Logistics Corp.(a)	970	100,571
Coway Co. Ltd.	7,828	470,140
DB Insurance Co. Ltd.	6,258	321,657
Doosan Bobcat Inc.	7,521	241,386
Doosan Heavy Industries & Construction Co. Ltd.(a)	47,192	827,447
Douzone Bizon Co. Ltd.	144	5,831
Ecopro BM Co. Ltd.	1,514	479,108
E-MART Inc.	2,531	276,017
F&F Co. Ltd./New(a)	456	340,832
Green Cross Corp.	741	112,749
GS Engineering & Construction Corp.	8,943	321,403
GS Holdings Corp.	5,351	178,932
Hana Financial Group Inc.	39,603	1,608,984
Hankook Tire & Technology Co. Ltd.	9,842	289,977
Hanmi Pharm Co. Ltd.(a)	953	211,090
Hanon Systems	27,085	262,297
Hanwha Solutions Corp.(a)	16,791	477,360
HLB Inc.(a)	12,779	334,827
HMM Co. Ltd.(a)	35,522	860,459
Hotel Shilla Co. Ltd.	4,503	304,344
HYBE Co. Ltd.(a)	2,260	549,147
Hyundai Engineering & Construction Co. Ltd.	10,509	382,866
Hyundai Glovis Co. Ltd.	2,352	346,956
Hyundai Heavy Industries Holdings Co. Ltd.	6,508	280,230
Hyundai Mobis Co. Ltd.	8,621	1,618,730
Hyundai Motor Co.	18,233	2,682,926
Hyundai Steel Co.	11,227	374,430
Iljin Materials Co. Ltd.	3,191	244,260
Industrial Bank of Korea	34,774	312,394
Kakao Corp.	41,128	3,257,205
Kakao Games Corp.(a)	4,131	256,666
KakaoBank Corp.(a)	12,277	495,667
Kangwon Land Inc.(a)	12,560	279,359
KB Financial Group Inc.	52,031	2,566,920
Kia Corp.	34,618	2,146,154
Korea Aerospace Industries Ltd.(a)	9,769	303,932
Korea Electric Power Corp.(a)	31,261	605,817
Korea Investment Holdings Co. Ltd.(a)	5,341	354,830
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,353	396,850
Korea Zinc Co. Ltd.	1,126	516,429
Korean Air Lines Co. Ltd.(a)	23,226	572,217

Security	Shares	Value

South Korea (continued)
Krafton Inc.(a)	2,837	$703,816
KT&G Corp.	14,805	984,185
Kumho Petrochemical Co. Ltd.(a)	2,351	317,175
L&F Co. Ltd.(a)	3,136	515,983
LG Chem Ltd.	6,068	2,879,534
LG Corp.	11,627	730,759
LG Display Co. Ltd.	30,172	474,497
LG Electronics Inc.	14,117	1,473,763
LG Energy Solution(a)	2,782	953,287
LG Household & Health Care Ltd.	1,251	992,598
LG Innotek Co. Ltd.	1,960	541,063
LG Uplus Corp.	25,500	280,101
Lotte Chemical Corp.	2,158	397,719
Lotte Shopping Co. Ltd.	1,604	114,610
Meritz Financial Group Inc.	5,100	156,306
Meritz Fire & Marine Insurance Co. Ltd.	5,800	198,262
Meritz Securities Co. Ltd.	44,627	218,537
Mirae Asset Securities Co. Ltd.	33,302	245,748
NAVER Corp.	16,191	4,314,209
NCSoft Corp.	2,116	783,861
Netmarble Corp.(b)	2,932	251,941
NH Investment & Securities Co. Ltd.(a)	20,365	197,071
Orion Corp./Republic of Korea	3,562	272,579
Pan Ocean Co. Ltd.	37,966	209,511
Pearl Abyss Corp.(a)	3,921	314,476
POSCO	9,442	2,246,476
POSCO Chemical Co. Ltd.	4,118	394,460
S-1 Corp.	2,483	144,544
Samsung Biologics Co. Ltd.(a)(b)	2,257	1,468,298
Samsung C&T Corp.	10,603	979,247
Samsung Electro-Mechanics Co. Ltd.	7,280	1,017,804
Samsung Electronics Co. Ltd.	626,936	37,775,011
Samsung Engineering Co. Ltd.(a)	20,921	408,693
Samsung Fire & Marine Insurance Co. Ltd.	3,939	626,382
Samsung Heavy Industries Co. Ltd.(a)	85,932	418,899
Samsung Life Insurance Co. Ltd.	8,304	415,196
Samsung SDI Co. Ltd.	7,251	3,341,551
Samsung SDS Co. Ltd.	4,164	488,846
Samsung Securities Co. Ltd.	7,681	272,229
SD Biosensor Inc.	5,550	252,031
Seegene Inc.	4,975	213,229
Shinhan Financial Group Co. Ltd.	55,439	1,803,749
SK Biopharmaceuticals Co. Ltd.(a)	3,453	245,094
SK Bioscience Co. Ltd.(a)	3,094	378,887
SK Chemicals Co. Ltd.	1,580	165,976
SK Hynix Inc.	72,263	7,533,743
SK IE Technology Co. Ltd.(a)(b)	3,483	361,735
SK Inc.	5,594	1,068,510
SK Innovation Co. Ltd.(a)	6,744	1,138,495
SK Square Co. Ltd.(a)	12,325	571,992
SK Telecom Co. Ltd.	3,329	151,913
SKC Co. Ltd.	2,889	335,973
S-Oil Corp.	6,024	429,026
Woori Financial Group Inc.	64,673	773,592
Yuhan Corp.	6,019	292,452

		115,374,206

Taiwan — 20.5%
Accton Technology Corp.	68,000	616,663
Acer Inc.	402,062	417,271
Advantech Co. Ltd.	54,604	719,053

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Airtac International Group.	18,161	$604,073
ASE Technology Holding Co. Ltd.	449,484	1,624,573
Asia Cement Corp.	255,229	412,515
ASMedia Technology Inc.	4,000	247,633
Asustek Computer Inc.	91,000	1,213,983
AU Optronics Corp.	1,119,000	837,769
Catcher Technology Co. Ltd.	78,000	400,359
Cathay Financial Holding Co. Ltd.	1,046,624	2,353,476
Chailease Holding Co. Ltd.	175,443	1,592,235
Chang Hwa Commercial Bank Ltd.	543,212	344,877
Cheng Shin Rubber Industry Co. Ltd.	251,776	322,097
China Development Financial Holding Corp.	1,994,400	1,365,794
China Steel Corp.	1,580,867	2,055,687
Chunghwa Telecom Co. Ltd.	479,000	2,128,971
Compal Electronics Inc.	535,000	487,391
CTBC Financial Holding Co. Ltd.	2,426,265	2,371,619
Delta Electronics Inc.	262,000	2,334,972
E Ink Holdings Inc.	81,000	436,533
E.Sun Financial Holding Co Ltd.	1,607,974	1,699,713
Eclat Textile Co. Ltd.	25,604	530,724
eMemory Technology Inc.	9,000	607,385
Evergreen Marine Corp. Taiwan Ltd.	342,867	1,801,168
Far Eastern New Century Corp.	226,460	240,057
Far EasTone Telecommunications Co. Ltd.	165,000	408,100
Feng TAY Enterprise Co. Ltd.	57,564	429,103
First Financial Holding Co. Ltd.	1,359,236	1,251,499
Formosa Chemicals & Fibre Corp.	450,950	1,278,476
Formosa Petrochemical Corp.	139,000	488,944
Formosa Plastics Corp.	517,400	1,953,710
Foxconn Technology Co. Ltd.	127,521	293,522
Fubon Financial Holding Co. Ltd.	1,010,570	2,728,604
Giant Manufacturing Co. Ltd.	42,000	436,036
Globalwafers Co. Ltd.	30,000	742,573
Hiwin Technologies Corp.	36,453	348,038
Hon Hai Precision Industry Co. Ltd.	1,664,651	6,183,443
Hotai Motor Co. Ltd.	41,000	928,299
Hua Nan Financial Holdings Co. Ltd.	1,178,941	934,818
Innolux Corp.	1,290,620	785,360
Inventec Corp.	340,980	314,895
Largan Precision Co. Ltd.	13,000	944,746
Lite-On Technology Corp.	288,032	708,236
MediaTek Inc.	204,176	8,068,184
Mega Financial Holding Co. Ltd.	1,428,542	1,925,105
Micro-Star International Co. Ltd.	92,000	518,583
momo.com Inc.	6,000	213,594
Nan Ya Plastics Corp.	702,090	2,214,392
Nan Ya Printed Circuit Board Corp.	31,000	593,638
Nanya Technology Corp.	174,000	487,270
Nien Made Enterprise Co. Ltd.	26,000	337,058
Novatek Microelectronics Corp.	77,000	1,276,542
Oneness Biotech Co. Ltd.(a)	30,000	264,848
Parade Technologies Ltd.	10,000	690,417
Pegatron Corp.	248,000	614,682
Pou Chen Corp.	268,000	309,061
President Chain Store Corp.	72,000	672,805
Quanta Computer Inc.	354,000	1,183,739
Realtek Semiconductor Corp.	63,140	1,041,050
Ruentex Development Co. Ltd.	167,921	433,576
Shanghai Commercial & Savings Bank Ltd/The	488,980	805,471
Shin Kong Financial Holding Co. Ltd.	1,510,033	612,371

Security	Shares	Value

Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	1,367,699	$839,851
Synnex Technology International Corp.	183,050	473,910
Taishin Financial Holding Co. Ltd.	1,445,445	1,013,004
Taiwan Cement Corp.	684,182	1,161,483
Taiwan Cooperative Financial Holding Co. Ltd.	1,318,510	1,250,849
Taiwan High Speed Rail Corp.	213,000	225,433
Taiwan Mobile Co. Ltd.	195,000	721,089
Taiwan Semiconductor Manufacturing Co. Ltd.	3,254,000	69,959,556
Unimicron Technology Corp.	161,000	1,496,945
Uni-President Enterprises Corp.	615,650	1,481,188
United Microelectronics Corp.	1,592,000	2,999,887
Vanguard International Semiconductor Corp.	127,000	576,372
Voltronic Power Technology Corp.	8,000	415,466
Wan Hai Lines Ltd.	80,000	544,916
Win Semiconductors Corp.	47,000	514,543
Winbond Electronics Corp.	430,000	517,845
Wiwynn Corp.	11,000	392,872
WPG Holdings Ltd.	105,320	210,188
Yageo Corp.	57,151	937,662
Yang Ming Marine Transport Corp.(a)	236,000	997,453
Yuanta Financial Holding Co. Ltd.	1,089,648	973,374
Zhen Ding Technology Holding Ltd.	89,455	296,703

		159,187,968

Thailand — 2.4%
Advanced Info Service PCL, NVDR	155,400	1,093,910
Airports of Thailand PCL, NVDR(a)	532,200	1,051,485
Bangkok Dusit Medical Services PCL, NVDR	1,321,600	960,887
Bangkok Expressway & Metro PCL, NVDR	1,086,300	297,018
Berli Jucker PCL, NVDR	203,100	208,841
BTS Group Holdings PCL, NVDR	1,253,100	365,279
Bumrungrad Hospital PCL, NVDR	75,600	356,250
Central Pattana PCL, NVDR	279,200	474,788
Central Retail Corp. PCL, NVDR	295,874	347,903
Charoen Pokphand Foods PCL, NVDR	468,900	363,311
CP ALL PCL, NVDR	747,100	1,560,853
Delta Electronics Thailand PCL, NVDR	37,700	472,015
Electricity Generating PCL, NVDR	46,200	254,487
Energy Absolute PCL, NVDR	201,600	589,204
Global Power Synergy PCL, NVDR	120,100	277,237
Gulf Energy Development PCL, NVDR	413,200	642,415
Home Product Center PCL, NVDR	883,349	413,653
Indorama Ventures PCL, NVDR	257,100	356,199
Intouch Holdings PCL, NVDR	161,100	374,614
Krung Thai Bank PCL, NVDR	581,850	250,328
Krungthai Card PCL, NVDR	79,400	153,697
Land & Houses PCL, NVDR	1,246,400	367,067
Minor International PCL, NVDR(a)	421,480	399,162
Muangthai Capital PCL, NVDR	136,400	216,036
PTT Exploration & Production PCL, NVDR	181,210	762,940
PTT Global Chemical PCL, NVDR	323,400	527,034
PTT Oil & Retail Business PCL, NVDR	372,800	295,410
PTT PCL, NVDR	1,307,100	1,591,092
Ratch Group PCL, NVDR	150,600	212,380
SCG Packaging PCL, NVDR	194,800	366,402
Siam Cement PCL (The), NVDR	103,200	1,241,974
Siam Commercial Bank PCL (The), NVDR	113,800	439,752
Srisawad Corp. PCL, NVDR	120,000	213,038
Thai Oil PCL, NVDR	169,300	281,441
Thai Union Group PCL, NVDR	423,300	264,279

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR	1,768,705	$271,880

		18,314,261

Total Common Stocks — 99.0% (Cost: $688,055,846)		770,262,510

Preferred Stocks

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	2,965	217,473
Series 2, Preference Shares, NVS	4,992	369,286
LG Chem Ltd., Preference Shares, NVS	968	219,397
LG Household & Health Care Ltd., Preference Shares, NVS	300	131,492
Samsung Electronics Co. Ltd., Preference Shares, NVS	108,883	6,017,689

		6,955,337

Total Preferred Stocks — 0.9% (Cost: $7,143,970)		6,955,337

Rights

South Korea — 0.0%
Samsung Biologics Co. Ltd. (Expires 04/08/22)(a)	150	17,411

Total Rights — 0.0% (Cost: $0)		17,411

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	8,608,344	$8,610,066
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	2,100,000	2,100,000

		10,710,066

Total Short-Term Investments — 1.4% (Cost: $10,708,637)		10,710,066

Total Investments in Securities — 101.3% (Cost: $705,908,453)		787,945,324

Other Assets, Less Liabilities — (1.3)%		(9,928,955)

Net Assets — 100.0%		$778,016,369

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,508,212	$—	$(3,896,067	)(a)	$171	$(2,250)	$8,610,066	8,608,344	$65,323	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,400,000	—	(300,000	)(a)	—	—	2,100,000	2,100,000	176		—

					$171	$(2,250)	$10,710,066		$65,499		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	2	03/18/22	$58	$(4,129)

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Asia ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

MSCI Emerging Markets Index	8	03/18/22	$470	$(26,916)

				$(31,045)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$31,045

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(19,320)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(58,286)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$630,653

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$49,974,792	$720,287,718	$—	$770,262,510
Preferred Stocks	—	6,955,337	—	6,955,337
Rights	—	17,411	—	17,411
Money Market Funds	10,710,066	—	—	10,710,066

	$60,684,858	$727,260,466	$—	$787,945,324

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,916)	$(4,129)	$—	$(31,045)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.2%
3R Petroleum Oleo E Gas SA(a)	59,094	$391,638
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	147,771	161,822
AES Brasil Energia SA	98,624	219,381
Aliansce Sonae Shopping Centers SA	53,649	228,786
Alupar Investimento SA	44,594	222,599
Ambipar Participacoes e Empreendimentos S/A	19,564	128,957
Anima Holding SA(a)	145,658	201,832
Arezzo Industria e Comercio SA	20,100	315,182
Armac Locacao Logistica E Servicos SA	49,111	144,943
Boa Vista Servicos SA	161,336	160,686
BR Malls Participacoes SA(a)	288,100	522,226
BR Properties SA	69,309	100,738
C&A Modas Ltda(a)	104,587	104,154
Cia Brasileira de Aluminio(a)	54,136	206,717
Cia Brasileira de Distribuicao	60,300	276,462
Cia Paranaense de Energia	32,562	220,011
Cia. de Locacao das Americas, NVS	126,027	614,947
Cia. de Saneamento de Minas Gerais-COPASA	70,082	192,436
Cia. de Saneamento do Parana	59,362	231,983
Cielo SA, NVS	618,745	307,899
CM Hospitalar SA	43,483	140,785
Cogna Educacao(a)	961,651	421,936
Cyrela Brazil Realty SA Empreendimentos e Participacoes, NVS	109,009	318,281
Dexco SA	132,660	353,452
EcoRodovias Infraestrutura e Logistica SA(a)	168,237	210,750
EDP - Energias do Brasil SA	90,179	362,118
Embraer SA(a)	258,821	881,439
Enauta Participacoes SA	38,793	130,060
Eneva SA(a)	252,389	656,006
Ez Tec Empreendimentos e Participacoes SA	49,781	167,831
Fleury SA	69,345	240,698
GPS Participacoes e Empreendimentos SA(b)	100,366	294,226
Grendene SA	131,119	212,263
GRUPO DE MODA SOMA SA(a)	162,066	407,169
Grupo Mateus SA(a)	211,117	243,235
Grupo SBF SA(a)	40,200	177,484
Guararapes Confeccoes SA	34,550	81,087
Iguatemi SA(a)	46,416	171,357
Instituto Hermes Pardini SA	22,780	81,341
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	27,068	174,629
Iochpe Maxion SA, NVS	47,017	118,500
IRB Brasil Resseguros S/A(a)	591,208	348,823
JHSF Participacoes SA	111,868	118,754
LOG Commercial Properties e Participacoes SA	20,172	107,937
Lojas Quero Quero S/A	91,053	141,322
M. Dias Branco SA	30,887	136,405
Mahle-Metal Leve SA	16,951	88,125
Marfrig Global Foods SA	143,581	617,891
Minerva SA	102,376	215,468
Movida Participacoes SA	53,600	169,284
MRV Engenharia e Participacoes SA	114,012	262,055
Multiplan Empreendimentos Imobiliarios SA, NVS	110,215	468,503
Odontoprev SA	100,500	224,002
Omega Energia SA(a)	114,414	240,523
Pet Center Comercio e Participacoes SA	105,391	355,236

Security	Shares	Value

Brazil (continued)
Qualicorp Consultoria e Corretora de Seguros SA	82,812	$205,598
Santos Brasil Participacoes SA, NVS	201,112	250,889
Sao Martinho SA	68,854	532,281
Sendas Distribuidora SA	302,505	787,438
Sequoia Logistica e Transportes SA(a)	50,786	146,431
SIMPAR SA	109,023	221,433
SLC Agricola SA	39,945	339,344
Smartfit Escola de Ginastica e Danca SA(a)	99,699	355,104
Sul America SA	103,046	701,895
Transmissora Alianca de Energia Eletrica SA	64,870	497,101
Tupy SA	26,800	95,529
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	108,339	230,497
Via S/A(a)	446,454	327,104
Vivara Participacoes SA	40,200	203,422
YDUQS Participacoes SA	127,970	525,146

		19,711,586

Chile — 0.6%
Aguas Andinas SA, Class A	930,094	196,171
CAP SA	27,001	312,214
Cencosud Shopping SA	239,257	256,860
Colbun SA	3,290,906	239,653
Empresa Nacional de Telecomunicaciones SA	52,528	195,205
Engie Energia Chile SA	228,923	138,923
Itau CorpBanca Chile SA(a)	105,386,858	206,797
Parque Arauco SA(a)	209,576	209,154
Plaza SA	173,492	186,508
Vina Concha y Toro SA	160,398	235,620

		2,177,105

China — 8.7%
361 Degrees International Ltd.(a)	335,000	164,696
Anxin-China Holdings Ltd.(a)(c)	1,084,000	1
Asia Cement China Holdings Corp.	290,000	181,288
Baozun Inc., ADR(a)(d)	20,301	213,770
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	2,912,000	22,474
Beijing Jingneng Clean Energy Co. Ltd., Class H	536,000	163,717
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(d)	134,000	185,878
Binjiang Service Group Co. Ltd.	41,000	122,093
BOE Varitronix Ltd., Class A	134,000	156,453
Boshiwa International Holding Ltd.(a)(c)	32,000	—
Burning Rock Biotech Ltd., ADR(a)	31,356	264,331
C&D International Investment Group Ltd.	163,000	303,121
Canvest Environmental Protection Group Co. Ltd.	335,000	163,061
Central China Management Co. Ltd.	670,000	89,804
Central China New Life Ltd.(a)	469,000	286,324
CGN New Energy Holdings Co. Ltd.(d)	484,000	322,120
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)(d)	80,400	113,083
China Animal Healthcare Ltd.(a)(c)	126,000	—
China Aoyuan Group Ltd.	603,000	100,511
China BlueChemical Ltd., Class H	938,000	280,866
China Datang Corp. Renewable Power Co. Ltd., Class H(d)	871,000	330,063
China Dongxiang Group Co. Ltd.	1,876,000	141,637
China Everbright Greentech Ltd.(b)	536,000	177,175
China Everbright Ltd.	402,000	442,720
China Foods Ltd.	536,000	231,009
China Harmony Auto Holding Ltd.	368,500	174,003

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China High Speed Transmission Equipment Group Co. Ltd.(a)(d)	225,000	$170,704
China Huiyuan Juice Group Ltd.(a)(c)	379,000	—
China Isotope & Radiation Corp.(d)	33,800	99,480
China Lilang Ltd.	201,000	111,657
China Logistics Property Holdings Co. Ltd.(a)(b)	402,000	222,745
China Lumena New Materials Corp.(a)(c)(d)	5,249	—
China Metal Recycling Holdings Ltd.(a)(c)	12,000	—
China Modern Dairy Holdings Ltd.	1,742,000	321,924
China Oriental Group Co. Ltd.	670,000	194,755
China Overseas Grand Oceans Group Ltd.	682,000	393,442
China Renaissance Holdings Ltd.(a)(b)	127,300	189,938
China Shineway Pharmaceutical Group Ltd.	167,000	136,770
China South City Holdings Ltd.	2,546,000	212,532
China Tobacco International HK Co. Ltd.	94,000	175,775
China Travel International Investment Hong Kong Ltd.(a)	1,074,000	210,956
China Water Affairs Group Ltd.(d)	288,000	318,172
China Youran Dairy Group Ltd.(a)(b)	402,000	218,747
China Zhongwang Holdings Ltd.(a)(c)(d)	696,800	109,572
CIMC Enric Holdings Ltd.	268,000	320,548
CMGE Technology Group Ltd.(a)(d)	602,000	212,868
COFCO Joycome Foods Ltd.(a)(d)	938,000	409,217
Concord New Energy Group Ltd.	2,680,000	251,318
Cosmopolitan International Holdings Ltd.(a)	938,000	161,763
CPMC Holdings Ltd.	335,000	185,262
CStone Pharmaceuticals(a)(b)	435,500	361,017
Dexin China Holdings Co. Ltd.(a)	670,000	247,780
Differ Group Holding Co. Ltd.(a)(d)	1,120,000	345,799
Digital China Holdings Ltd.	466,000	254,397
DouYu International Holdings Ltd., ADR(a)(d)	47,101	97,028
EHang Holdings Ltd., ADR(a)(d)	20,100	298,686
Everest Medicines Ltd.(a)(b)(d)	100,500	310,491
Excellence Commercial Property & Facilities Management Group Ltd.(a)	402,000	240,962
FIH Mobile Ltd., NVS(a)(d)	1,340,000	197,682
FinVolution Group, ADR	39,664	161,432
Fu Shou Yuan International Group Ltd.	636,000	471,455
Fufeng Group Ltd.(a)	670,400	251,014
Ganglong China Property Group Ltd.(d)	278,000	167,562
Gaotu Techedu Inc., ADR(a)(d)	41,138	71,992
GCL New Energy Holdings Ltd.(a)	8,308,000	183,709
Gemdale Properties & Investment Corp. Ltd., NVS	3,268,000	359,645
Genertec Universal Medical Group Co. Ltd.(b)	469,000	331,477
Grand Pharmaceutical Group Ltd., Class A	502,500	397,634
Greatview Aseptic Packaging Co. Ltd.	335,000	119,174
Greentown Management Holdings Co. Ltd.(b)	201,000	163,896
Haichang Ocean Park Holdings Ltd.(a)(b)	503,000	185,636
Hangzhou Steam Turbine Co. Ltd., Class B	107,280	204,275
Harbin Electric Co. Ltd., Class H	268,000	94,705
Hi Sun Technology China Ltd.(a)	1,005,000	127,476
Hua Han Health Industry Holdings Ltd.(a)(c)	1,112,400	1
Hua Medicine(a)(b)	402,000	195,480
Huanxi Media Group Ltd.(a)(d)	1,070,000	201,024
HUYA Inc., ADR(a)(d)	27,202	142,810
iDreamSky Technology Holdings Ltd.(a)(b)	241,200	174,368
Inner Mongolia Yitai Coal Co. Ltd., Class B	415,400	400,178
IVD Medical Holding Ltd.	402,000	170,700
JH Educational Technology Inc.(a)	268,000	113,859
Jiayuan International Group Ltd.	536,000	169,868
Jinchuan Group International Resources Co. Ltd.	1,340,000	239,429

Security	Shares	Value

China (continued)
JinkoSolar Holding Co. Ltd., ADR(a)(d)	15,611	$790,073
JNBY Design Ltd.	100,500	135,666
Joy Spreader Group Inc.(a)(d)	737,000	215,749
Kangji Medical Holdings Ltd.(d)	234,500	234,965
Lifetech Scientific Corp., NVS(a)	1,474,000	584,972
Lonking Holdings Ltd.	950,000	253,199
Luoyang Glass Co. Ltd., Class H, NVS(a)	134,000	231,972
Luye Pharma Group Ltd., NVS(a)(b)	837,500	338,328
LVGEM China Real Estate Investment Co. Ltd.(a)(d)	1,000,000	171,474
Maoyan Entertainment(a)(b)	263,600	288,084
Meitu Inc.(a)(b)(d)	1,038,500	167,462
MH Development Ltd.(a)(c)	164,000	10,476
Midea Real Estate Holding Ltd.(b)	268,000	392,692
Mobvista Inc.(a)(b)(d)	268,000	215,638
National Agricultural Holdings Ltd.(a)(c)(d)	354,000	453
NetDragon Websoft Holdings Ltd.	115,500	259,004
New Horizon Health Ltd.(a)(b)	67,000	251,384
Newborn Town Inc.(a)	268,000	151,184
Nexteer Automotive Group Ltd.(d)	402,000	402,635
Poly Property Group Co. Ltd.	750,000	203,465
Pou Sheng International Holdings Ltd.(a)	1,102,000	162,850
Powerlong Commercial Management Holdings Ltd.	91,500	160,130
Q Technology Group Co. Ltd.(d)	284,000	268,204
Radiance Holdings Group Co. Ltd.(a)(d)	268,000	148,153
Redco Properties Group Ltd.(b)(d)	522,000	142,948
ReneSola Ltd., ADR(a)(d)	35,349	212,447
Road King Infrastructure Ltd.	134,000	127,492
Shanghai Industrial Holdings Ltd.	201,000	305,566
Shanghai Jin Jiang Capital Co. Ltd., Class H	536,000	203,711
Shoucheng Holdings Ltd.	933,200	154,369
Shougang Fushan Resources Group Ltd.	804,000	265,855
Shui On Land Ltd.	1,409,500	205,866
Sino-Ocean Group Holding Ltd.	1,072,000	230,584
Sinopec Engineering Group Co. Ltd., Class H	626,000	299,469
Sinopec Kantons Holdings Ltd.	402,000	150,466
Skyfame Realty Holdings Ltd.	1,742,000	189,479
Skyworth Group Ltd.(a)(d)	584,000	329,918
SOHO China Ltd.(a)	1,005,000	204,483
Sohu.com Ltd., ADR(a)(d)	11,055	202,749
SSY Group Ltd.(d)	670,000	312,884
Sun King Technology Group Ltd.	442,000	180,234
Superb Summit International Group Ltd.(a)(c)	11,913	4
SY Holdings Group Ltd.	220,000	204,387
TCL Electronics Holdings Ltd.	670,000	314,088
Tian Lun Gas Holdings Ltd.	167,500	138,518
Tiangong International Co. Ltd.(d)	536,000	252,975
Tianjin Port Development Holdings Ltd.	806,000	64,942
Tianli Education International Holdings Ltd.(a)(c)	455,000	90,245
Tianneng Power International Ltd.(d)	296,000	271,547
Tong Ren Tang Technologies Co. Ltd., Class H	268,000	231,938
Tongdao Liepin Group(a)	80,400	193,423
Towngas Smart Energy Co. Ltd.(a)	402,000	285,620
Truly International Holdings Ltd.	670,000	232,482
Untrade SMI Holdings(a)(c)	468,800	1
Up Fintech Holding Ltd., ADR(a)(d)	64,639	291,522
Uxin Ltd., ADR(a)(d)	242,607	249,885
Vnet Group Inc., ADR(a)	34,180	268,997
West China Cement Ltd.	938,000	161,030
Wuling Motors Holdings Ltd.(d)	670,000	100,977
Xtep International Holdings Ltd.	469,000	778,107

S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yeahka Ltd.(a)	114,800	$317,324
Yixin Group Ltd.(a)(b)	1,440,500	216,162
Youdao Inc., ADR(a)(d)	22,981	272,555
Yuexiu REIT	804,000	327,172
Yuexiu Transport Infrastructure Ltd	402,000	249,495
Zhaojin Mining Industry Co. Ltd., Class H	402,000	354,731
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	134,000	140,687
Zhenro Properties Group Ltd.(d)	603,000	51,916
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)(d)	402,000	268,579
Zhuguang Holdings Group Co. Ltd.	670,000	130,320

		32,927,345

Colombia — 0.2%
Cementos Argos SA	177,791	274,115
Corp. Financiera Colombiana SA(a)	33,768	237,585
Grupo Argos SA	112,225	367,717

		879,417

Czech Republic — 0.0%
Philip Morris CR AS	134	96,739

Egypt — 0.3%
Cairo Investment & Real Estate Development Co. SAE	105,860	74,793
Cleopatra Hospital(a)	470,267	141,437
Egyptian Financial Group-Hermes Holding Co.(a)	231,708	256,052
EISewedy Electric Co.	267,345	141,557
Heliopolis Housing	145,350	46,008
Juhayna Food Industries	208,550	82,524
Palm Hills Developments SAE, NVS	487,050	46,893
Talaat Moustafa Group	296,550	177,105
Telecom Egypt Co.	105,650	119,108

		1,085,477

Greece — 0.9%
Aegean Airlines SA(a)	16,104	104,312
Athens Water Supply & Sewage Co. SA	17,008	137,353
GEK Terna Holding Real Estate Construction SA(a)	18,832	183,311
Hellenic Petroleum Holdings SA	15,460	122,431
Holding Co. ADMIE IPTO SA	43,270	115,341
LAMDA Development SA(a)	27,750	209,202
Motor Oil Hellas Corinth Refineries SA	20,806	333,846
Mytilineos SA	36,046	580,783
National Bank of Greece SA(a)	186,930	693,337
Piraeus Financial Holdings SA(a)	266,995	422,854
Sarantis SA	15,003	122,004
Terna Energy SA	15,095	218,812
Titan Cement International SA(a)	13,350	194,592

		3,438,178

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	185,121	232,639

India — 21.1%
3M India Ltd.(a)	1,139	321,771
Aarti Drugs Ltd.	10,720	65,006
Aarti Industries Ltd.	70,216	867,521
Aavas Financiers Ltd.(a)	15,416	574,834
Adani Power Ltd.(a)	286,559	477,067
Aditya Birla Capital Ltd.(a)	174,870	246,735
Aditya Birla Fashion and Retail Ltd.(a)	117,049	420,466
Advanced Enzyme Technologies Ltd.	21,574	91,989
Aegis Logistics Ltd.	57,419	129,491
Affle India Ltd.(a)	22,110	361,185

Security	Shares	Value

India (continued)
AIA Engineering Ltd.	17,219	$372,000
Ajanta Pharma Ltd.	10,586	242,663
Alembic Pharmaceuticals Ltd.	21,239	205,226
Alkyl Amines Chemicals	4,824	193,346
Allcargo Logistics Ltd.	27,939	120,032
Alok Industries Ltd.(a)	455,399	146,857
Amara Raja Batteries Ltd.	32,897	246,075
Amber Enterprises India Ltd.(a)	6,767	313,693
Angel One Ltd.	9,179	163,849
APL Apollo Tubes Ltd.(a)	42,064	479,361
Apollo Tyres Ltd.	121,873	300,789
Ashok Leyland Ltd., NVS	528,764	838,166
Aster DM Healthcare Ltd.(a)(b)	57,486	131,129
Astral Ltd.	32,941	853,783
AstraZeneca Pharma India Ltd.	2,010	69,613
Atul Ltd.	5,628	694,543
AU Small Finance Bank Ltd.(a)(b)	28,877	463,911
Avanti Feeds Ltd.	27,269	174,047
Bajaj Consumer Care Ltd.	46,096	99,608
Bajaj Electricals Ltd.(a)	17,085	261,081
Balaji Amines Ltd., NVS	3,752	143,193
Balrampur Chini Mills Ltd.	51,427	272,843
BASF India Ltd.	3,990	146,326
Bata India Ltd.	19,765	477,884
Bayer CropScience Ltd./India	5,293	310,382
BEML Ltd.	6,164	128,464
Bharat Heavy Electricals Ltd.(a)	324,950	216,722
Birla Corp. Ltd.	10,117	147,829
Birlasoft Ltd.	56,146	306,059
Blue Dart Express Ltd.	2,077	165,991
Blue Star Ltd.	22,378	319,046
Borosil Renewables Ltd.(a)	18,425	144,365
Brigade Enterprises Ltd.	34,505	228,575
Brightcom Group Ltd.	131,186	208,581
Brookfield India Real Estate Trust(b)	49,890	201,567
BSE Ltd.	8,844	231,863
Can Fin Homes Ltd.	22,914	177,738
Canara Bank(a)	131,923	387,599
Carborundum Universal Ltd.	39,932	428,510
Castrol India Ltd.	157,048	225,951
CCL Products India Ltd.	26,599	159,025
Ceat Ltd.	7,236	94,238
Central Depository Services India Ltd.	18,157	328,872
Century Plyboards India Ltd.	17,755	141,154
Century Textiles & Industries Ltd.	22,780	233,124
CESC Ltd.	218,420	227,817
CG Power and Industrial Solutions Ltd.(a)	196,377	450,055
Chambal Fertilizers and Chemicals Ltd.	66,196	334,035
Cholamandalam Financial Holdings Ltd.	37,855	324,529
City Union Bank Ltd.	123,146	205,477
Clean Science and Technology(a)	9,514	232,618
Coforge Ltd.	7,638	462,343
Computer Age Management Services Ltd.	10,251	341,405
Coromandel International Ltd.	40,401	416,325
CreditAccess Grameen Ltd.(a)	20,502	204,933
CRISIL Ltd.	5,762	221,198
Crompton Greaves Consumer Electricals Ltd.	192,156	1,099,016
Cummins India Ltd.	44,890	573,427
Cyient Ltd.	33,366	364,241
Dalmia Bharat Ltd.	27,805	580,655

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Deepak Nitrite Ltd.	25,661	$685,686
Devyani International Ltd.(a)	90,115	186,618
Dhani Services Ltd.(a)	123,005	129,047
Dilip Buildcon Ltd.(b)	23,155	83,212
Dixon Technologies India Ltd.	11,725	674,994
Dr Lal PathLabs Ltd.(b)	12,328	413,876
eClerx Services Ltd.	6,097	175,011
Edelweiss Financial Services Ltd., NVS	202,297	147,506
EID Parry India Ltd.	32,428	178,814
Emami Ltd.	73,968	487,837
Embassy Office Parks REIT	157,718	784,980
Endurance Technologies Ltd.(b)	14,338	251,767
Engineers India Ltd.	163,078	134,107
EPL Ltd.	38,860	81,984
Eris Lifesciences Ltd.(b)	16,415	147,737
Escorts Ltd.	24,455	602,877
Exide Industries Ltd.	167,098	332,133
Federal Bank Ltd.	573,654	743,685
Fine Organic Industries Ltd.	2,412	137,872
Finolex Cables Ltd.	24,455	134,712
Finolex Industries Ltd.	97,954	200,089
Firstsource Solutions Ltd.	117,317	199,171
Fortis Healthcare Ltd.(a)	171,922	563,557
Gillette India Ltd.	4,288	295,572
GlaxoSmithKline Pharmaceuticals Ltd.	10,385	209,904
Glenmark Pharmaceuticals Ltd.	52,729	314,806
GMM Pfaudler Ltd.	2,814	164,140
GMR Infrastructure Ltd.(a)	782,359	396,403
GMR Power and Urban Infrastructure Ltd., NVS(a)	78,235	34,784
Godrej Industries Ltd.(a)	25,728	177,969
Granules India Ltd.	52,461	203,491
Graphite India Ltd.	23,450	146,088
Great Eastern Shipping Co. Ltd. (The)	42,277	183,208
Grindwell Norton Ltd.	14,405	308,946
Gujarat Fluorochemicals Ltd.(a)	9,112	313,057
Gujarat Gas Ltd.	63,449	493,307
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,207	208,405
Gujarat State Petronet Ltd.	103,314	398,793
Happiest Minds Technologies Ltd.	22,244	291,367
HEG Ltd.	5,180	78,601
HFCL Ltd.	229,006	223,414
ICICI Securities Ltd.(b)	30,680	272,416
IDFC First Bank Ltd.(a)	1,110,324	625,174
IDFC Ltd.(a)	402,469	310,960
IIFL Finance Ltd.	46,699	185,554
IIFL Wealth Management Ltd.	14,204	290,324
India Cements Ltd. (The)	57,687	155,693
Indiabulls Housing Finance Ltd.	122,971	246,662
Indiabulls Real Estate Ltd.(a)	75,040	108,473
IndiaMART Intermesh Ltd.(b)	4,824	307,729
Indian Energy Exchange Ltd., NVS(b)	154,770	426,186
Indian Hotels Co. Ltd. (The)	272,094	726,296
Indigo Paints Ltd.(a)	3,752	89,446
Inox Leisure Ltd.(a)	29,413	160,822
Intellect Design Arena Ltd.(a)	29,413	257,081
Ipca Laboratories Ltd.	49,580	647,591
IRB Infrastructure Developers Ltd.(a)	41,547	119,518
JB Chemicals & Pharmaceuticals Ltd.	13,112	281,756
Jindal Stainless Hisar Ltd.(a)	39,061	183,978
Jindal Stainless Ltd.(a)	72,963	188,994

Security	Shares	Value

India (continued)
Jindal Steel & Power Ltd.(a)	145,323	$828,745
JK Cement Ltd.	13,199	500,177
JK Lakshmi Cement Ltd.	25,192	150,054
JM Financial Ltd.	248,240	225,401
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	4,154	100,293
Jubilant Ingrevia Ltd.	27,146	181,139
Jubilant Pharmova Ltd.	25,594	135,008
Just Dial Ltd.(a)	11,053	110,055
Kajaria Ceramics Ltd.	29,078	419,259
Kansai Nerolac Paints Ltd.	50,212	303,680
Karur Vysya Bank Ltd. (The)	150,214	95,157
Kaveri Seed Co. Ltd.	12,127	78,637
KEC International Ltd.	42,009	260,766
KEI Industries Ltd.	22,445	296,525
KNR Constructions Ltd.	61,908	255,968
KPIT Technologies Ltd.	58,223	443,500
KPR Mill Ltd.	32,679	275,772
L&T Finance Holdings Ltd.(a)	253,285	223,142
L&T Technology Services Ltd.(b)	9,782	592,488
Laurus Labs Ltd.(b)	117,049	845,870
LIC Housing Finance Ltd.	114,277	523,633
Linde India Ltd.	7,035	258,049
Lux Industries Ltd.	2,680	88,413
Mahanagar Gas Ltd.	17,487	169,527
Mahindra & Mahindra Financial Services Ltd.	225,857	438,784
Mahindra CIE Automotive Ltd.(a)	54,270	140,849
Manappuram Finance Ltd.	191,419	290,897
Mastek Ltd.	6,164	230,996
Max Financial Services Ltd.(a)	76,782	849,189
Max Healthcare Institute Ltd.(a)	97,284	485,195
Metropolis Healthcare Ltd.(b)	10,117	264,019
Minda Industries Ltd.	29,413	361,633
Mindspace Business Parks REIT(b)	53,600	253,796
Motilal Oswal Financial Services Ltd.	15,544	182,510
Multi Commodity Exchange of India Ltd.	8,169	138,904
Narayana Hrudayalaya Ltd.(a)	26,130	238,539
Natco Pharma Ltd., NVS	33,567	388,271
National Aluminium Co. Ltd.	302,706	492,232
Navin Fluorine International Ltd.	11,792	611,591
NBCC India Ltd.	262,506	136,578
NCC Ltd./India	166,175	138,668
NIIT Ltd.	27,872	157,135
Nippon Life India Asset Management Ltd.(b)	44,287	181,720
Nuvoco Vistas Corp. Ltd.(a)	45,426	209,695
Oberoi Realty Ltd.(a)	45,292	548,452
Oil India Ltd.	90,651	270,384
Olectra Greentech Ltd.(a)	12,998	110,110
Oracle Financial Services Software Ltd.	7,772	351,342
Orient Electric Ltd.	57,352	252,253
Paisalo Digital Ltd.	11,323	99,963
Persistent Systems Ltd.	17,889	940,400
Phoenix Mills Ltd. (The)	34,438	439,876
PNB Housing Finance Ltd.(a)(b)	20,301	110,673
Poly Medicure Ltd.	10,854	115,012
Polycab India Ltd.	12,462	394,782
Poonawalla Fincorp Ltd.(a)	56,146	178,715
Praj Industries Ltd.	43,349	197,200
Prestige Estates Projects Ltd.	52,930	321,134
Procter & Gamble Health Ltd.	3,082	187,200
PVR Ltd.(a)	17,755	389,025

S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Quess Corp. Ltd.(b)	27,068	$228,094
Radico Khaitan Ltd.	29,212	349,510
Rain Industries Ltd.	65,190	161,562
Rajesh Exports Ltd.	22,579	210,634
Ramco Cements Ltd. (The)	47,637	499,533
Ratnamani Metals & Tubes Ltd.	7,303	217,419
RBL Bank Ltd.(a)(b)	182,010	324,876
REC Ltd.	359,187	585,101
Redington India Ltd.	195,171	399,640
Relaxo Footwears Ltd.	19,229	311,515
Reliance Power Ltd.(a)	922,657	161,523
Route Mobile Ltd.	7,303	145,179
Sanofi India Ltd.	2,814	271,297
Saregama India Ltd.	2,881	150,577
Schaeffler India Ltd.	16,080	390,803
Sheela Foam Ltd.(a)	4,690	213,466
Shriram City Union Finance Ltd.	8,308	175,506
SKF India Ltd.	8,040	384,557
Sobha Ltd.	15,477	159,705
Solar Industries India Ltd.	10,385	320,172
Solara Active Pharma Sciences Ltd.	6,877	62,713
Sonata Software Ltd.	22,579	221,366
Spandana Sphoorty Financial Ltd.(a)	16,021	79,542
SpiceJet Ltd.(a)	151,010	121,588
Sterlite Technologies Ltd.	68,407	161,338
Strides Pharma Science Ltd.	35,528	151,455
Sumitomo Chemical India Ltd.	27,414	137,675
Sun TV Network Ltd.	25,996	155,193
Sundaram Finance Ltd.	22,780	578,009
Sundram Fasteners Ltd.	36,850	419,365
Suprajit Engineering Ltd.	25,460	106,578
Supreme Industries Ltd.	23,115	629,623
Supreme Petrochem Ltd.	12,395	109,410
Suven Pharmaceuticals Ltd.	38,793	264,859
Suzlon Energy Ltd.(a)	1,916,267	241,283
Syngene International Ltd.(a)(b)	46,632	336,656
Tanla Platforms Ltd.	23,718	497,330
Tata Chemicals Ltd.	60,501	679,716
Tata Communications Ltd.	40,482	638,867
Tata Elxsi Ltd.	12,447	1,068,230
Tata Teleservices Maharastra Ltd.(a)	165,624	258,901
TCI Express Ltd.	4,757	112,081
TeamLease Services Ltd.(a)	5,092	278,458
Tejas Networks Ltd.(a)(b)	26,130	142,442
Thermax Ltd.	15,410	372,600
Thyrocare Technologies Ltd.(b)	9,045	103,476
Timken India Ltd.	6,834	184,598
Torrent Power Ltd.	59,094	374,134
Trident Ltd.	384,245	260,005
TTK Prestige Ltd.	17,420	183,893
Tube Investments of India Ltd.	37,319	755,883
TV18 Broadcast Ltd.(a)	163,815	134,203
TVS Motor Co. Ltd.	67,268	553,502
UTI Asset Management Co. Ltd.	16,147	179,711
Vaibhav Global Ltd.	18,291	100,178
Vakrangee Ltd.	185,121	77,349
Vardhman Textiles Ltd.	8,678	295,296
Varun Beverages Ltd.	59,111	743,658
V-Guard Industries Ltd.	62,444	162,717
Vinati Organics Ltd.	10,921	269,697

Security	Shares	Value

India (continued)
VIP Industries Ltd.(a)	27,269	$233,853
V-Mart Retail Ltd.(a)	4,824	219,067
Vodafone Idea Ltd.(a)	3,149,804	434,612
Voltas Ltd.	76,198	1,281,058
Welspun India Ltd.	107,401	150,633
Whirlpool of India Ltd.	11,658	259,893
Wockhardt Ltd., NVS(a)	13,659	61,745
Yes Bank Ltd., (Acquired 03/16/20, Cost: $336,376)(a)(e)	433,083	68,056
Yes Bank Ltd.(a)	100	18
Zee Entertainment Enterprises Ltd.	311,923	955,503
Zensar Technologies Ltd.	40,468	187,816

		79,469,473

Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	2,472,300	184,751
AKR Corporindo Tbk PT	3,518,000	186,095
Astra Agro Lestari Tbk PT	214,400	170,144
Bank Aladin Syariah Tbk PT(a)	1,862,600	291,700
Bank BTPN Syariah Tbk PT	844,200	211,865
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,058,800	102,807
Bank Tabungan Negara Persero Tbk PT(a)	1,688,400	209,883
Berkah Beton Sadaya Tbk(a)	938,000	289,459
BFI Finance Indonesia Tbk PT	2,927,900	261,875
Bukit Asam Tbk PT	1,212,700	266,413
Bumi Serpong Damai Tbk PT(a)	2,887,700	185,527
Ciputra Development Tbk PT	3,678,563	237,273
Digital Mediatama Maxima Tbk PT(a)	1,072,000	141,769
Erajaya Swasembada Tbk PT	2,894,400	112,721
Hanson International Tbk PT(a)(c)	25,794,200	—
Indo Tambangraya Megah Tbk PT	147,500	273,861
Indosat Tbk PT	509,200	193,921
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,071,657	140,796
Inti Agri Resources Tbk PT(a)(c)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,742,000	191,336
Jasa Marga Persero Tbk PT(a)	844,200	199,292
Lippo Karawaci Tbk PT(a)	9,060,800	81,987
M Cash Integrasi PT(a)	174,200	143,378
Medco Energi Internasional Tbk PT(a)	3,570,412	150,736
Media Nusantara Citra Tbk PT	2,546,300	154,996
Metro Healthcare Indonesia TBK PT(a)	5,272,900	205,965
Mitra Adiperkasa Tbk PT(a)	3,584,500	197,017
Pabrik Kertas Tjiwi Kimia Tbk PT	589,600	307,581
Pacific Strategic Financial Tbk PT(a)	2,673,300	214,913
Pakuwon Jati Tbk PT(a)	6,552,600	210,963
Panin Financial Tbk PT(a)	7,457,600	87,724
Pelayaran Tamarin Samudra Tbk PT(a)	2,224,400	7,741
Perusahaan Gas Negara Tbk PT(a)	3,966,400	401,034
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,433,800	142,161
Smartfren Telecom Tbk PT(a)	35,362,600	195,746
Sugih Energy Tbk PT(a)(c)	1,824,800	1
Summarecon Agung Tbk PT(a)	3,966,450	192,609
Surya Citra Media Tbk PT(a)	7,477,200	134,989
Timah Tbk PT(a)	964,800	107,385
Transcoal Pacific Tbk PT(a)	355,100	222,683
Waskita Karya Persero Tbk PT(a)	5,808,994	231,975
XL Axiata Tbk PT	1,172,600	234,275

		7,477,347

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait — 1.0%
Boubyan Petrochemicals Co. KSCP	182,709	$567,838
Boursa Kuwait Securities Co. KPSC	38,391	303,844
Burgan Bank SAK	98,825	89,285
Gulf Bank KSCP	471,345	483,916
Humansoft Holding Co. KSC	38,927	473,824
Kuwait International Bank KSCP(a)	371,448	283,688
National Industries Group Holding SAK(a)	548,008	522,513
National Real Estate Co. KPSC(a)	297,118	217,433
Qurain Petrochemical Industries Co	223,747	290,946
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	330,042	240,883
Warba Bank KSCP(a)	534,278	490,333

		3,964,503

Malaysia — 2.8%
Alliance Bank Malaysia Bhd	368,700	301,793
Axis Real Estate Investment Trust	562,800	250,670
Berjaya Sports Toto Bhd	395,400	180,157
Bermaz Auto Bhd	475,800	202,854
BIMB Holdings Bhd	281,400	200,402
British American Tobacco Malaysia Bhd	60,444	175,638
Bumi Armada Bhd(a)	938,000	107,166
Bursa Malaysia Bhd	254,750	383,149
Carlsberg Brewery Malaysia Bhd	67,000	322,353
D&O Green Technologies Bhd(d)	180,900	204,350
DRB-Hicom Bhd	448,900	158,665
Dufu Technology Corp. Bhd	160,000	110,606
Frontken Corp. Bhd	418,350	290,652
Gamuda Bhd, NVS	542,700	372,655
Greatech Technology Bhd(a)	154,200	154,842
Heineken Malaysia Bhd(d)	40,500	212,797
Hong Seng Consolidated Bhd(a)	529,300	403,651
IGB REIT, NVS	710,200	240,201
IJM Corp. Bhd	1,065,300	391,655
IOI Properties Group Bhd(d)	495,800	121,632
Kossan Rubber Industries Bhd	596,300	245,707
Lotte Chemical Titan Holding Bhd(b)	234,500	121,760
Magnum Bhd, NVS(d)	375,350	169,369
Mah Sing Group Bhd(d)	408,857	65,733
Malaysia Building Society Bhd	1,199,400	165,691
Malaysian Pacific Industries Bhd	33,500	288,404
My EG Services Bhd(d)	2,045,000	469,306
Padini Holdings Bhd	221,100	177,946
Pentamaster Corp. Bhd	274,750	213,985
Scientex BHD	342,500	361,385
Serba Dinamik Holdings Bhd(a)(c)	637,120	44,646
Sime Darby Property Bhd(d)	1,199,800	175,748
SKP Resources Bhd	442,200	157,687
SP Setia Bhd Group(a)	676,800	206,313
Sunway Bhd	493,800	199,943
Sunway Construction Group Bhd	308,320	110,888
Sunway REIT	837,500	277,272
Supermax Corp. Bhd	882,316	220,658
Syarikat Takaful Malaysia Keluarga Bhd	133,544	118,472
TIME dotCom Bhd	434,200	439,526
UMW Holdings Bhd	140,800	103,132
Unisem M Bhd	147,400	104,239
United Plantations BHD	13,400	48,583
UWC BHD	134,000	129,702
ViTrox Corp. Bhd	161,000	286,908
VS Industry Bhd	1,192,850	328,399

Security	Shares	Value

Malaysia (continued)
Yinson Holdings BHD	248,000	$311,328
YTL Corp. Bhd	1,054,300	139,368

		10,467,986

Mexico — 1.9%
Alsea SAB de CV(a)	201,100	435,564
Banco del Bajio SA(b)	268,000	650,994
Bolsa Mexicana de Valores SAB de CV	127,300	243,773
Concentradora Fibra Danhos SA de CV(d)	93,800	107,031
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	314,900	599,634
Corp Inmobiliaria Vesta SAB de CV	234,500	422,377
GCC SAB de CV	67,020	442,644
Genomma Lab Internacional SAB de CV, Class B	301,600	275,079
Gentera SAB de CV(a)	395,300	292,986
Grupo Aeroportuario del Centro Norte SAB de CV	104,808	756,955
Grupo Comercial Chedraui SA de CV	67,000	151,168
Grupo Herdez SAB de CV(d)	73,700	104,067
Grupo Rotoplas SAB de CV, NVS	78,467	100,761
Grupo Traxion SAB de CV(a)(b)(d)	87,100	146,932
La Comer SAB de CV(d)	174,200	315,637
Macquarie Mexico Real Estate Management SA de CV(b)	294,900	355,360
Nemak SAB de CV(a)(b)	562,896	117,356
PLA Administradora Industrial S. de RL de CV(d)	288,100	379,519
Prologis Property Mexico SA de CV	167,531	403,020
Qualitas Controladora SAB de CV	53,600	294,315
Regional SAB de CV	80,400	475,703

		7,070,875

Peru — 0.1%
Intercorp Financial Services Inc.	12,127	391,702

Philippines — 1.0%
Alliance Global Group Inc.	1,373,500	342,906
Bloomberry Resorts Corp.(a)	1,661,600	239,825
Cebu Air Inc.(a)	100,510	90,791
Century Pacific Food Inc.	361,800	188,768
Cosco Capital Inc., NVS	1,675,000	166,520
D&L Industries Inc.	938,100	147,114
DMCI Holdings Inc.	1,815,700	300,315
First Gen Corp.	241,250	131,283
LT Group Inc.	964,800	182,159
Manila Water Co. Inc., NVS	449,000	175,151
Megaworld Corp.	4,020,000	252,580
Puregold Price Club Inc.	268,000	183,737
Robinsons Land Corp.	743,700	279,998
Robinsons Retail Holdings Inc.	116,040	139,646
Security Bank Corp.	133,040	303,661
Semirara Mining & Power Corp.	314,900	170,133
Vista Land & Lifescapes Inc.	1,474,100	87,980
Wilcon Depot Inc.	643,300	367,009

		3,749,576

Poland — 1.1%
Alior Bank SA(a)	35,175	391,833
AmRest Holdings SE(a)(d)	39,863	218,683
Asseco Poland SA	23,986	422,812
Bank Millennium SA(a)(d)	236,443	394,314
Budimex SA(d)	4,623	251,478
CCC SA(a)(d)	18,762	238,729
Ciech SA	10,519	101,231
Enea SA(a)	81,941	170,912

S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Grupa Azoty SA(a)	18,894	$146,422
Grupa Lotos SA(a)	33,165	425,518
Jastrzebska Spolka Weglowa SA(a)	21,124	246,758
KRUK SA	6,499	405,297
LiveChat Software SA	6,834	158,416
Neuca SA(d)	938	167,081
Tauron Polska Energia SA(a)	380,091	223,260
Warsaw Stock Exchange(d)	9,380	85,891

		4,048,635

Qatar — 0.9%
Aamal Co.	690,837	226,954
Al Meera Consumer Goods Co. QSC	32,293	176,484
Baladna	416,606	167,767
Doha Bank QPSC	469,134	366,212
Gulf International Services QSC, NVS(a)	242,684	119,058
Gulf Warehousing Co.	135,340	165,034
Medicare Group	67,335	144,275
Qatar Aluminum Manufacturing Co.	957,229	585,089
Qatar Insurance Co. SAQ(a)	603,804	415,253
Qatar National Cement Co. QSC	103,783	176,194
Qatar Navigation QSC	192,972	447,838
United Development Co. QSC	625,964	286,252
Vodafone Qatar QSC	636,366	303,737

		3,580,147

Russia — 0.2%
Credit Bank of Moscow PJSC(a)(c)	4,743,600	82,858
Detsky Mir PJSC(a)(b)(c)	238,520	69,156
Federal Grid Co. Unified Energy System PJSC(a)(c)	142,040,000	43,781
Globaltrans Investment PLC, GDR(a)(c)	36,180	43,528
Lenta PJSC, GDR(a)(c)	58,692	23,995
LSR Group PJSC(a)(c)	16,818	29,621
Mosenergo PJSC(a)(c)	4,900,000	28,331
QIWI PJSC, Class B, ADR(a)(c)	20,971	26,779
Rostelecom PJSC(a)(c)	373,860	89,908
Segezha Group PJSC(a)(b)(c)	1,675,000	43,912
Sistema PJSFC, GDR(a)(c)	93,264	188,714
Sovcomflot PJSC(a)(c)	338,350	51,995
Unipro PJSC(a)(c)	4,288,000	23,950
United Medical Group(a)(c)	11,658	28,036

		774,564

Saudi Arabia — 2.5%
Al Hammadi Co. for Development and Investment, NVS	28,073	306,997
Al Jouf Agricultural Development Co.	5,360	81,656
Al Moammar Information Systems Co.	4,891	199,115
Al Rajhi Co. for Co-operative Insurance(a)	7,906	179,370
Aldrees Petroleum and Transport Services Co.	16,080	359,975
Alujain Holding	11,677	190,468
Arabian Cement Co./Saudi Arabia	21,306	228,230
Arriyadh Development Co.	40,183	280,010
Aseer Trading Tourism & Manufacturing Co.(a)	17,554	96,730
City Cement Co.	34,706	197,136
Dallah Healthcare Co.	11,323	248,072
Dur Hospitality Co.(a)	19,430	170,479
Eastern Province Cement Co.	21,105	235,600
Fawaz Abdulaziz Al Hokair & Co.(a)	32,830	137,515
Halwani Brothers Co.	3,752	89,039
Herfy Food Services Co.	9,715	150,333
Leejam Sports Co. JSC	10,077	341,730
Maharah Human Resources Co.	10,720	222,114

Security	Shares	Value

Saudi Arabia (continued)
National Agriculture Development Co. (The)(a)	22,981	$189,483
National Gas & Industrialization Co.	16,080	236,917
Qassim Cement Co. (The)	19,095	392,415
Saudi Airlines Catering Co.(a)	5,561	125,893
Saudi Arabia Refineries Co.	2,412	85,689
Saudi Cement Co.	26,175	387,912
Saudi Ceramic Co.	17,073	223,627
Saudi Chemical Co. Holding	23,249	214,106
Saudi Fisheries Co.(a)	9,182	115,182
Saudi Ground Services Co.(a)	37,922	355,136
Saudi Industrial Services Co.	15,216	118,182
Saudi Pharmaceutical Industries & Medical Appliances Corp.	25,929	268,958
Saudi Public Transport Co.(a)	25,460	147,862
Saudi Real Estate Co.(a)	43,550	245,676
Saudia Dairy & Foodstuff Co.	7,504	342,597
Seera Group Holding(a)	61,305	346,916
Southern Province Cement Co.	25,996	471,181
United Electronics Co.	12,328	428,490
United International Transportation Co.	15,142	197,239
Yamama Cement Co.(a)	51,456	360,925
Yanbu Cement Co.	33,031	335,085

		9,304,040

South Africa — 3.9%
Adcock Ingram Holdings Ltd.	24,321	81,918
AECI Ltd.	38,123	268,562
Astral Foods Ltd.	16,683	176,310
AVI Ltd.	107,736	502,559
Barloworld Ltd.	56,682	452,866
Coronation Fund Managers Ltd.	84,286	251,878
Dis-Chem Pharmacies Ltd.(b)(d)	114,972	258,862
Distell Group Holdings Ltd.(a)	56,347	627,737
DRDGOLD Ltd.	174,669	162,964
Equites Property Fund Ltd.	210,983	288,835
Fortress REIT Ltd., Series A	399,186	333,082
Foschini Group Ltd. (The)	118,791	962,225
Hyprop Investments Ltd.	120,361	269,741
Imperial Logistics Ltd., NVS	66,799	285,768
Investec Ltd., NVS	96,949	545,077
Investec Property Fund Ltd.	244,617	192,496
JSE Ltd.	33,031	256,579
Life Healthcare Group Holdings Ltd.	493,790	719,992
Momentum Metropolitan Holdings	316,374	383,933
Motus Holdings Ltd.	57,620	412,132
Netcare Ltd.	360,326	343,073
Ninety One Ltd.	60,032	195,991
Oceana Group Ltd.	30,150	105,865
Pick n Pay Stores Ltd.	134,335	401,880
PSG Group Ltd., NVS(a)	58,826	313,063
Redefine Properties Ltd.	2,318,441	636,294
Resilient REIT Ltd.(d)	104,453	395,700
Reunert Ltd., NVS	66,799	203,704
Royal Bafokeng Platinum Ltd.	59,177	700,483
Santam Ltd.	14,090	251,079
Sappi Ltd.(a)	222,507	736,854
Steinhoff International Holdings NV(a)	1,615,839	381,465
Super Group Ltd./South Africa	144,988	296,019
Telkom SA SOC Ltd.(a)	111,086	298,806
Thungela Resources Ltd.(a)(d)	46,967	417,773
Transaction Capital Ltd.	204,752	589,638

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Truworths International Ltd.	145,524	$554,319
Vukile Property Fund Ltd.	361,063	294,932
Wilson Bayly Holmes-Ovcon Ltd.	20,435	110,971

		14,661,425

South Korea — 15.5%
ABLBio Inc.(a)	11,524	255,330
AfreecaTV Co. Ltd.	3,015	352,358
Ahnlab Inc.	2,647	144,012
Amicogen Inc.(a)	9,045	194,052
Ananti Inc.(a)	31,021	242,500
AptaBio Therapeutics Inc.(a)(d)	8,509	174,762
Asiana Airlines Inc.(a)	13,788	222,796
BGF Co. Ltd.	17,420	73,456
BH Co. Ltd.(d)	10,117	164,373
Binex Co. Ltd.(a)	12,127	134,573
Bioneer Corp.(a)(d)	8,771	282,883
BNC Korea Co. Ltd.(a)(d)	16,080	209,969
BNK Financial Group Inc.	101,505	668,212
Boryung Pharmaceutical Co. Ltd	12,346	128,838
Bukwang Pharmaceutical Co. Ltd.(a)(d)	25,996	270,655
Cellivery Therapeutics Inc.(a)	8,693	220,092
Chabiotech Co. Ltd.(a)	18,772	272,128
Chong Kun Dang Pharmaceutical Corp.(a)(d)	3,082	247,641
Chunbo Co. Ltd.	1,541	368,170
CJ CGV Co. Ltd.(a)(d)	13,132	285,801
CMG Pharmaceutical Co. Ltd.(a)	78,870	213,439
Com2uSCorp	3,216	299,359
Cosmax Inc.(a)	4,355	313,854
CosmoAM&T Co. Ltd.(a)	8,040	262,450
COWELL FASHION Co. Ltd.(d)	16,750	110,472
Creative & Innovative System(a)	17,688	205,106
CS Wind Corp.	10,084	506,682
Cuckoo Homesys Co. Ltd.(a)	4,355	140,620
Daeduck Electronics Co. Ltd./New	15,142	317,474
Daejoo Electronic Materials Co. Ltd.	4,154	314,047
Daesang Corp.(a)	10,586	197,154
Daewoo Engineering & Construction Co. Ltd.(a)(d)	69,684	366,530
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(d)	17,487	390,281
Daewoong Co. Ltd.(a)	9,045	228,130
Daewoong Pharmaceutical Co. Ltd.(a)	1,809	251,831
Daishin Securities Co. Ltd.	14,338	203,586
Daou Technology Inc.	11,063	199,308
Dawonsys Co. Ltd.(d)	8,576	207,078
DB HiTek Co. Ltd.	13,686	802,211
Dentium Co. Ltd.(a)	3,685	186,945
Devsisters Co. Ltd.(d)	2,345	112,655
DGB Financial Group Inc.	63,115	499,583
DIO Corp.(a)	5,844	161,064
DL E&C Co. Ltd.	5,896	635,622
Dong-A Socio Holdings Co. Ltd.	1,675	144,836
Dong-A ST Co. Ltd.	3,149	179,177
Dongjin Semichem Co. Ltd.(a)	12,765	381,870
DongKook Pharmaceutical Co. Ltd.	11,218	198,112
Dongkuk Steel Mill Co. Ltd.	23,271	323,381
Dongsuh Cos. Inc.	11,212	256,816
Dongwha Enterprise Co. Ltd.(a)	1,876	112,651
Dongwon F&B Co. Ltd.	757	109,360
Doosan Co. Ltd.(a)(d)	2,546	243,639
Doosan Fuel Cell Co. Ltd.(a)	15,611	511,170
DoubleUGames Co. Ltd.	4,288	178,192

Security	Shares	Value

South Korea (continued)
Douzone Bizon Co. Ltd.	6,895	$276,981
Duk San Neolux Co. Ltd.(a)(d)	5,561	181,429
Ecopro Co. Ltd.(d)	7,237	531,876
Ecopro HN Co. Ltd.	3,953	174,283
Enzychem Lifesciences Corp.(a)(d)	6,566	180,959
Eo Technics Co Ltd.(a)(d)	3,685	308,336
Eoflow Co. Ltd.(a)	9,514	164,074
Eubiologics Co. Ltd.(a)	11,591	233,056
Eugene Technology Co. Ltd.(d)	6,700	244,630
Fila Holdings Corp.	18,291	540,511
Fine Semitech Corp.	5,092	88,560
Foosung Co. Ltd.	19,713	351,950
GC Cell Corp.(a)(d)	4,020	228,376
GemVax & Kael Co. Ltd.(a)	16,080	204,673
Geneone Life Science Inc., NVS(a)	30,351	369,811
GOLFZON Co. Ltd.(a)	1,273	161,902
Grand Korea Leisure Co. Ltd., NVS(a)(d)	14,750	180,780
Green Cross Holdings Corp.	10,787	201,206
GS Retail Co. Ltd.	15,075	335,229
Hana Materials Inc.	3,283	143,161
Hana Tour Service Inc.(a)	3,800	249,516
Hanall Biopharma Co. Ltd.(a)(d)	16,482	258,631
Handsome Co. Ltd.(d)	6,568	196,958
Hanil Cement Co. Ltd./New	8,576	130,488
Hanjin Transportation Co. Ltd.(a)	4,757	113,454
Hankook & Co. Co. Ltd.	8,805	98,875
Hanmi Semiconductor Co. Ltd.	7,772	219,097
Hansae Co. Ltd.(d)	6,030	114,436
Hansol Chemical Co. Ltd.	3,350	604,712
Hanssem Co. Ltd.	4,020	245,885
Hanwha Aerospace Co. Ltd.	13,296	580,580
Hanwha Corp.	12,931	329,862
Hanwha Investment & Securities Co. Ltd.(a)	45,694	185,100
Hanwha Life Insurance Co. Ltd.(a)(d)	114,302	282,275
Hanwha Systems Co. Ltd.	16,817	222,212
HDC Hyundai Development Co-Engineering & Construction, Class E(a)(d)	23,355	314,314
Helixmith Co. Ltd.(a)(d)	16,286	274,807
Hite Jinro Co. Ltd.(a)	12,060	358,860
HLB Life Science Co. Ltd., NVS(a)	30,900	275,393
Huchems Fine Chemical Corp., NVS(d)	8,201	152,581
Hugel Inc., NVS(a)	2,546	313,942
Huons Global Co. Ltd.	102	2,585
Hwaseung Enterprise Co. Ltd.(a)(d)	9,849	134,249
Hyosung Advanced Materials Corp.	951	373,067
Hyosung Chemical Corp.(a)	938	217,939
Hyosung Corp.	2,825	201,609
Hyosung Heavy Industries Corp.(a)	2,381	111,690
Hyosung TNC Corp.	1,005	408,670
Hyundai Autoever Corp.	2,479	224,760
Hyundai Bioscience Co. Ltd.(a)(d)	12,998	346,476
Hyundai Department Store Co. Ltd.	5,398	351,683
Hyundai Electric & Energy System Co. Ltd., NVS(a)	7,483	128,370
Hyundai Elevator Co. Ltd.(a)	9,916	313,774
Hyundai Home Shopping Network Corp.	2,010	97,733
Hyundai Marine & Fire Insurance Co. Ltd.	20,291	487,371
Hyundai Mipo Dockyard Co. Ltd.(a)(d)	8,888	597,019
Hyundai Rotem Co. Ltd.(a)(d)	27,872	464,502
Hyundai Wia Corp.	6,069	311,957
Ilyang Pharmaceutical Co. Ltd.	8,375	176,322

S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Innocean Worldwide Inc.(d)	3,838	$160,049
iNtRON Biotechnology Inc.(a)	10,050	154,629
IS Dongseo Co. Ltd.(a)	6,164	272,598
ITM Semiconductor Co. Ltd.	3,216	94,319
JB Financial Group Co. Ltd.	43,970	301,169
Jin Air Co. Ltd.(a)	13,869	194,947
Jusung Engineering Co. Ltd.	13,199	288,657
JW Pharmaceutical Corp.	7,330	154,216
JYP Entertainment Corp.(a)	10,727	450,799
KCC Corp.	1,675	468,984
KCC Glass Corp.	3,944	191,597
KEPCO Engineering & Construction Co. Inc.(a)	4,958	372,105
KEPCO Plant Service & Engineering Co. Ltd.(a)	8,710	270,763
KIWOOM Securities Co. Ltd.(a)	6,030	512,037
KMW Co. Ltd.(a)	15,946	415,838
Koh Young Technology Inc.	20,606	329,562
Kolmar Korea Co. Ltd.(a)	9,112	351,691
Kolon Industries Inc.	6,901	340,397
KoMiCo Ltd.	1,943	88,139
KONA I Co. Ltd.(a)(d)	5,470	122,936
Korea Electric Terminal Co. Ltd.	2,523	122,929
Korea Line Corp.(a)	92,460	215,357
Korea REIT & Trust Co. Ltd.	87,033	159,344
Korea United Pharm Inc.(a)	3,819	146,583
Korean Reinsurance Co.	37,690	304,333
Kumho Tire Co. Inc.(a)	31,155	103,339
Kyung Dong Navien Co. Ltd.	3,286	122,038
L&C Bio Co. Ltd.	6,365	169,059
LEENO Industrial Inc.	3,632	548,506
LegoChem Biosciences Inc.(a)	8,174	301,560
LIG Nex1 Co. Ltd.	4,466	254,856
LOTTE Fine Chemical Co. Ltd.	6,729	447,651
LOTTE Reit Co. Ltd.	47,302	214,902
Lotte Rental Co. Ltd.	7,035	223,671
Lotte Tour Development Co. Ltd.(a)	20,502	306,285
LS Corp.	6,266	255,722
LS Electric Co. Ltd.	6,633	239,126
Lx Hausys Ltd.	2,814	129,731
Lx International Corp.	10,653	264,729
LX Semicon Co. Ltd.	4,355	418,311
Maeil Dairies Co. Ltd.	1,273	72,337
Mando Corp.	12,264	468,884
Mcnex Co. Ltd.	5,113	196,611
Medytox Inc.(a)	2,077	211,725
MegaStudyEdu Co. Ltd.(a)(d)	3,149	218,703
Mezzion Pharma Co. Ltd.(a)(d)	2,680	367,341
Myoung Shin Industrial Co. Ltd.(a)(d)	8,911	177,796
Namhae Chemical Corp.(a)	18,559	150,073
Naturecell Co. Ltd.(a)(d)	19,404	266,662
NEPES Corp.(a)	7,640	183,083
Neptune Co., NVS(a)	7,102	117,944
Next Science Co. Ltd.(a)	19,296	277,660
NEXTIN Inc.(a)	2,010	93,677
NHN Corp.(a)	7,788	232,551
NHN KCP Corp.(a)(d)	9,904	194,814
NICE Information Service Co. Ltd.(a)(d)	13,235	205,451
NKMax Co. Ltd.(a)	14,003	183,785
NongShim Co. Ltd.	1,340	343,091
OCI Co. Ltd.(a)	7,370	651,946
OliX Pharmaceuticals Inc.(a)	7,370	171,217

Security	Shares	Value

South Korea (continued)
Orion Holdings Corp.	7,906	$93,201
Oscotec Inc.(a)(d)	8,777	220,100
Osstem Implant Co. Ltd.(a)(c)	4,094	418,430
Ottogi Corp.	268	96,696
Paradise Co. Ltd., NVS(a)	18,626	259,819
Park Systems Corp.	1,742	173,922
Partron Co. Ltd.(d)	14,807	142,568
People & Technology Inc.(a)	6,499	233,418
PharmaResearch Co. Ltd.	1,876	137,540
Pharmicell Co. Ltd.(a)	23,048	211,795
PI Advanced Materials Co. Ltd.(a)	7,169	261,610
Poongsan Corp.	7,390	196,824
Posco ICT Co. Ltd.(d)	24,140	116,239
Posco International Corp.(d)	19,028	330,161
PSK Inc.	3,618	144,353
RFHIC Corp.	6,919	164,534
S&S Tech Corp.	6,365	149,469
Sam Chun Dang Pharm Co. Ltd.(a)	8,576	261,629
Sam Kang M&T Co. Ltd.(a)(d)	9,849	152,291
Samwha Capacitor Co. Ltd.	4,023	190,440
Samyang Holdings Corp.	1,407	97,990
Sang-A Frontec Co. Ltd., NVS	4,399	152,538
Sebang Global Battery Co. Ltd.	2,479	132,398
Seojin System Co. Ltd.(a)	5,226	148,926
Seoul Semiconductor Co. Ltd.(a)(d)	16,852	188,669
SFA Engineering Corp.	7,839	247,321
SFA Semicon Co. Ltd.(a)(d)	29,748	163,258
Shin Poong Pharmaceutical Co. Ltd.(a)	12,024	347,014
Shinsegae Inc.(d)	2,613	573,521
Shinsegae International Inc.	1,005	128,022
SillaJen Inc.(a)(c)	19,774	119,399
SIMMTECH Co. Ltd.	7,705	345,902
SK Networks Co. Ltd.	48,575	179,226
SL Corp.(a)	6,005	119,705
SM Entertainment Co. Ltd.	7,318	457,594
SNT Motiv Co. Ltd.	4,087	147,774
SOLUM Co. Ltd.(a)	11,323	215,870
Solus Advanced Materials Co Ltd.	4,154	220,124
Soulbrain Co. Ltd./New	1,657	316,381
ST Pharm Co. Ltd.	3,484	290,526
STIC Investments Inc.	10,988	94,001
Taekwang Industrial Co. Ltd.(a)	134	113,543
Taihan Electric Wire Co. Ltd.(a)(d)	110,081	147,881
TES Co. Ltd./Korea(d)	5,896	125,842
Tesna Inc.(d)	4,690	174,282
Tokai Carbon Korea Co. Ltd.	1,876	185,276
Tongyang Life Insurance Co. Ltd	20,931	107,473
TY Holdings Co. Ltd./Korea(a)(d)	10,929	249,177
Unid Co. Ltd.(d)	1,943	141,696
UniTest Inc.(a)	7,169	158,389
Vidente Co. Ltd.(a)	14,542	200,290
Webzen Inc.(a)(d)	11,122	216,439
Wemade Co. Ltd.	6,767	628,135
WONIK IPS Co. Ltd.(d)	11,659	352,014
Wonik QnC Corp.(a)(d)	6,566	141,343
Woori Technology Investment Co. Ltd., NVS(a)	21,842	156,434
Wysiwyg Studious Co. Ltd.(a)	9,246	278,721
Y2 Solution Co. Ltd.(a)(c)	8,823	10,743
YG Entertainment Inc.(d)	4,434	245,305
Youngone Corp.(a)(d)	9,056	322,067

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Zinus Inc.(a)(d)	4,221	$264,976

		58,380,862

Taiwan — 22.7%
AcBel Polytech Inc.	134,000	161,688
ADATA Technology Co. Ltd.	85,000	285,988
Adimmune Corp.	105,000	149,813
Advanced Ceramic X Corp.	18,000	174,520
Advanced Energy Solution Holding Co. Ltd.	11,000	522,348
Advanced Wireless Semiconductor Co.	67,596	250,208
Alchip Technologies Ltd., NVS	26,000	1,015,756
AmTRAN Technology Co. Ltd.	313,471	181,505
AP Memory Technology Corp.	29,000	385,289
Arcadyan Technology Corp.	67,541	279,757
Ardentec Corp.	201,000	368,375
Asia Optical Co. Inc.(a)	67,000	196,467
Asia Pacific Telecom Co. Ltd.(a)	737,910	210,907
Asia Vital Components Co. Ltd.	134,000	535,769
ASPEED Technology Inc., NVS	8,000	786,280
BES Engineering Corp.	536,000	169,629
Bizlink Holding Inc.	53,770	582,230
Brighton-Best International Taiwan Inc.	134,000	191,806
Capital Securities Corp.	737,530	417,334
Career Technology MFG. Co. Ltd.(a)	201,369	172,260
Cathay Real Estate Development Co. Ltd.	201,300	138,255
Center Laboratories Inc.	148,319	313,030
Century Iron & Steel Industrial Co. Ltd.	67,000	262,005
Chang Wah Electromaterials Inc.	134,000	182,546
Chang Wah Technology Co. Ltd.	67,000	242,702
Charoen Pokphand Enterprise	67,000	202,737
Cheng Loong Corp.	268,000	330,735
Cheng Uei Precision Industry Co. Ltd.	134,000	184,121
Chicony Electronics Co. Ltd.	201,000	646,552
Chicony Power Technology Co. Ltd.	67,000	190,307
China Airlines Ltd.(a)	938,000	956,417
China General Plastics Corp.	140,700	175,122
China Man-Made Fiber Corp.	557,031	193,343
China Motor Corp.	67,200	150,031
China Petrochemical Development Corp.(a)	1,353,145	584,584
China Steel Chemical Corp.	67,000	288,189
Chin-Poon Industrial Co. Ltd.	134,000	174,865
Chipbond Technology Corp.	252,000	627,041
ChipMOS Technologies Inc.	268,000	506,194
Chong Hong Construction Co. Ltd.	67,424	184,219
Chroma ATE Inc.	134,000	912,339
Chung Hung Steel Corp.	335,000	497,483
Chung Hwa Pulp Corp.(a)	134,000	108,128
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	201,473
Cleanaway Co. Ltd.	29,000	220,400
Clevo Co.	134,000	147,711
Compeq Manufacturing Co. Ltd.	335,000	580,513
Coretronic Corp.	134,400	344,427
Co-Tech Development Corp.	67,000	182,110
CSBC Corp. Taiwan(a)	201,548	152,097
CTCI Corp.	201,000	295,837
Cub Elecparts Inc.	30,361	171,482
Darfon Electronics Corp.	134,000	219,078
Dynapack International Technology Corp.	67,000	239,672
EirGenix Inc.(a)	48,000	178,919
Elan Microelectronics Corp.	110,000	653,294
Elite Material Co. Ltd.	103,000	1,010,044

Security	Shares	Value

Taiwan (continued)
Elite Semiconductor Microelectronics Technology Inc.	91,000	$479,129
ENNOSTAR Inc.(a)	201,184	577,439
Episil Technologies Inc(a)	86,963	341,541
Eternal Materials Co. Ltd.	335,399	435,973
Eva Airways Corp.(a)	871,000	1,026,001
Evergreen International Storage & Transport Corp.	201,000	273,807
Everlight Electronics Co. Ltd.	134,000	241,350
Far Eastern Department Stores Ltd.	469,000	357,008
Far Eastern International Bank	1,024,319	407,567
Faraday Technology Corp.	67,000	671,418
Farglory Land Development Co. Ltd.	67,000	146,583
Feng Hsin Steel Co. Ltd.	187,000	563,972
First Copper Technology Co. Ltd.	67,000	104,685
Fitipower Integrated Technology Inc.	42,512	344,840
FLEXium Interconnect Inc.(a)	134,418	458,853
FocalTech Systems Co. Ltd.	67,000	371,691
Formosa Sumco Technology Corp.	25,000	232,613
Formosa Taffeta Co. Ltd.	335,000	341,994
Foxsemicon Integrated Technology Inc.	29,200	229,265
Fulgent Sun International Holding Co. Ltd.	67,330	284,516
Fusheng Precision Co. Ltd.	54,000	381,021
General Interface Solution Holding Ltd., NVS	67,000	218,013
Genius Electronic Optical Co. Ltd., NVS	27,585	456,262
Getac Holdings Corp.	134,000	283,146
Gigabyte Technology Co. Ltd.	193,000	988,970
Global Mixed Mode Technology Inc.	24,000	207,705
Global Unichip Corp.	31,000	514,311
Gold Circuit Electronics Ltd.	134,000	392,699
Goldsun Building Materials Co. Ltd.	335,426	318,277
Gourmet Master Co. Ltd.	49,821	203,758
Grand Pacific Petrochemical	335,000	343,600
Grape King Bio Ltd.	67,000	363,348
Great Wall Enterprise Co. Ltd.	268,842	521,830
Greatek Electronics Inc.	134,000	350,714
Hannstar Board Corp.	134,481	216,929
HannStar Display Corp.	804,320	463,898
Highwealth Construction Corp.	268,000	469,515
Holtek Semiconductor Inc.	67,000	261,758
Holy Stone Enterprise Co. Ltd.	67,050	282,435
Hota Industrial Manufacturing Co. Ltd.	67,773	193,692
Hotai Finance Co. Ltd.	67,000	297,751
Hsin Kuang Steel Co. Ltd.	96,000	215,699
HTC Corp.(a)	268,000	563,815
Huaku Development Co. Ltd.	96,080	311,902
IBF Financial Holdings Co. Ltd.	802,478	454,157
International CSRC Investment Holdings Co.	335,945	308,138
International Games System Co. Ltd.	21,000	519,046
ITE Technology Inc.	67,000	262,781
ITEQ Corp.	76,559	357,308
Jentech Precision Industrial Co. Ltd.	24,000	332,847
Jih Sun Financial Holdings Co. Ltd.	205,436	90,499
Johnson Health Tech Co. Ltd.	87,000	175,140
Kenda Rubber Industrial Co. Ltd.	268,675	289,922
Kindom Development Co. Ltd.	147,400	196,554
King Slide Works Co. Ltd., NVS	14,000	215,241
King Yuan Electronics Co. Ltd.	402,000	633,301
King’s Town Bank Co. Ltd.	335,000	484,058
Kinpo Electronics	469,000	258,728
Kinsus Interconnect Technology Corp.	110,000	915,233
KMC Kuei Meng International Inc.	27,000	186,843

S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
LandMark Optoelectronics Corp.	21,400	$139,694
Lien Hwa Industrial Holdings Corp.	335,525	805,794
Longchen Paper & Packaging Co. Ltd.	268,357	209,084
Lotes Co. Ltd.	24,392	633,529
Lotus Pharmaceutical Co. Ltd.	48,000	193,489
Lung Yen Life Service Corp.	134,000	207,910
Macronix International Co. Ltd.	670,000	1,060,607
Makalot Industrial Co. Ltd.	65,391	516,565
Medigen Vaccine Biologics Corp.(a)	54,000	449,759
Mercuries & Associates Holding Ltd.	134,579	102,711
Mercuries Life Insurance Co. Ltd.(a)	493,651	157,387
Merida Industry Co. Ltd.	71,000	723,128
Merry Electronics Co. Ltd.	68,616	201,363
Microbio Co. Ltd.(a)	128,766	290,591
Mitac Holdings Corp.	469,383	567,408
Nan Kang Rubber Tire Co. Ltd.	174,000	251,002
Nantex Industry Co. Ltd.	115,000	306,330
Nuvoton Technology Corp.	67,000	335,002
OBI Pharma Inc.(a)	67,184	282,263
Oriental Union Chemical Corp.(a)	268,000	209,232
Pan Jit International Inc.	122,000	448,689
Pan-International Industrial Corp.	134,722	181,521
PChome Online Inc.	40,305	163,894
Pharmally International Holding Co. Ltd.(a)(c)	21,603	—
Phison Electronics Corp.	61,000	1,128,630
Pixart Imaging Inc.	67,635	327,217
Powertech Technology Inc.	201,000	681,780
Poya International Co. Ltd.	17,976	260,479
President Securities Corp.	348,623	269,613
Primax Electronics Ltd.	134,000	253,034
Prince Housing & Development Corp.	536,917	265,446
Qisda Corp.	603,000	666,426
Radiant Opto-Electronics Corp.	187,000	676,160
RDC Semiconductor Co. Ltd.(a)	18,000	275,766
Rexon Industrial Corp. Ltd.	105,000	161,749
RichWave Technology Corp.	34,000	263,261
Ruentex Industries Ltd.	173,000	719,707
Run Long Construction Co. Ltd.	141,800	281,834
Sanyang Motor Co. Ltd.	201,820	204,562
ScinoPharm Taiwan Ltd.	134,708	113,703
SDI Corp.	58,000	277,208
Sercomm Corp.	67,000	175,035
Shin Zu Shing Co. Ltd.	67,856	220,430
Shinkong Synthetic Fibers Corp.	469,135	343,098
Sigurd Microelectronics Corp.	134,124	275,546
Simplo Technology Co. Ltd.	67,600	758,590
Sinbon Electronics Co. Ltd.	67,000	644,117
Sincere Navigation Corp.	134,000	136,799
Sino-American Silicon Products Inc.	189,000	1,242,897
Sinyi Realty Inc.	134,778	163,619
Sitronix Technology Corp.	47,000	497,952
Solar Applied Materials Technology Corp., NVS	134,943	252,510
Sonix Technology Co. Ltd.	67,000	211,465
Standard Foods Corp.	201,000	365,017
Sunny Friend Environmental Technology Co. Ltd.	20,000	142,299
Sunplus Technology Co. Ltd.	201,000	247,745
Supreme Electronics Co. Ltd.	152,705	293,227
Systex Corp.	67,000	197,525
TA Chen Stainless Pipe	529,235	1,011,818
Taichung Commercial Bank Co. Ltd.	1,062,902	509,881

Security	Shares	Value

Taiwan (continued)
TaiMed Biologics Inc.(a)	67,000	$166,228
Tainan Spinning Co. Ltd.	402,190	337,762
Taita Chemical Co. Ltd.	73,700	87,109
Taiwan Business Bank	2,078,340	827,337
Taiwan Cogeneration Corp.	201,000	266,072
Taiwan Fertilizer Co. Ltd.	311,000	764,865
Taiwan Glass Industry Corp.	335,000	278,786
Taiwan Hon Chuan Enterprise Co. Ltd.	134,004	360,904
Taiwan Mask Corp.	67,000	240,271
Taiwan Paiho Ltd.	67,050	188,805
Taiwan Secom Co. Ltd.	134,450	493,596
Taiwan Semiconductor Co. Ltd.	67,000	165,609
Taiwan Shin Kong Security Co. Ltd.	201,366	283,080
Taiwan Surface Mounting Technology Corp.	84,000	354,428
Taiwan TEA Corp.(a)	268,000	205,873
Taiwan Union Technology Corp.	67,000	207,594
Tanvex BioPharma Inc.(a)	73,862	156,756
Tatung Co. Ltd.(a)	613,000	691,826
TCI Co. Ltd.	34,528	242,129
Teco Electric and Machinery Co. Ltd.	670,000	723,715
Test Research Inc.	67,000	150,334
Tong Hsing Electronic Industries Ltd.	67,641	708,608
Tong Yang Industry Co. Ltd.	134,133	156,647
Topco Scientific Co. Ltd.	59,000	365,454
TPK Holding Co. Ltd.	134,000	185,660
Transcend Information Inc.	134,000	339,863
Tripod Technology Corp.	134,000	614,368
TSEC Corp.(a)	134,000	185,185
TSRC Corp.	268,000	339,878
TTY Biopharm Co. Ltd.	67,450	164,742
Tung Ho Steel Enterprise Corp.	223,750	563,585
TXC Corp.	134,000	468,405
U-Ming Marine Transport Corp.	154,000	337,372
Union Bank of Taiwan(a)	641,226	316,356
United Integrated Services Co. Ltd.	67,400	426,699
United Renewable Energy Co. Ltd.(a)	570,059	422,650
UPC Technology Corp.	268,741	203,322
USI Corp.	268,070	274,941
Visual Photonics Epitaxy Co. Ltd.	67,425	274,269
Wafer Works Corp.	210,918	554,496
Wah Lee Industrial Corp.	68,340	261,497
Walsin Lihwa Corp.	871,000	880,841
Walsin Technology Corp.	134,000	709,772
Wisdom Marine Lines Co. Ltd.	156,000	507,522
Wistron Corp.	912,000	961,126
Wistron NeWeb Corp.	134,481	342,540
WT Microelectronics Co. Ltd.	134,757	403,809
XinTec Inc.	67,000	289,296
Xxentria Technology Materials Corp.	67,000	166,593
YFY Inc.	402,000	485,594
Yieh Phui Enterprise Co. Ltd.(a)	268,797	234,653
Yulon Finance Corp.	77,142	561,323
Yulon Motor Co. Ltd.	201,026	295,959
YungShin Global Holding Corp.	134,200	203,769
Yungtay Engineering Co. Ltd.	67,000	153,908

		85,583,898

Thailand — 3.9%
AEON Thana Sinsap Thailand PCL, NVDR	33,500	203,044
Amata Corp. PCL, NVDR(d)	408,776	268,530
AP Thailand PCL, NVDR	1,086,600	353,199

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangchak Corp. PCL, NVDR	509,300	$485,509
Bangkok Chain Hospital PCL, NVDR(d)	629,800	368,146
Bangkok Land PCL, NVDR(d)	6,284,600	200,030
Bangkok Life Assurance PCL, NVDR(d)	218,900	293,650
Banpu PCL, NVDR(d)	1,963,100	657,933
Central Plaza Hotel PCL, NVDR(a)	207,700	219,501
CH Karnchang PCL, NVDR	455,700	294,002
Chularat Hospital PCL, NVDR(d)	2,586,200	277,286
CK Power PCL, NVDR	1,125,700	176,320
Com7 PCL, NVDR	218,300	554,184
Eastern Polymer Group PCL, NVDR	489,800	148,565
Eastern Water Resources Development and Management PCL, NVDR(d)	790,600	185,098
Esso Thailand PCL, NVDR(a)(d)	623,100	143,868
GFPT PCL, NVDR	542,800	217,618
Gunkul Engineering PCL, NVDR(d)	1,455,299	277,771
Hana Microelectronics PCL, NVDR	221,100	347,997
IRPC PCL, NVDR	4,133,900	484,579
Jasmine International PCL, NVDR(a)	2,304,800	254,760
Jay Mart PCL, NVDR	180,900	314,469
JMT Network Services PCL, NVDR(d)	198,600	415,559
KCE Electronics PCL, NVDR	321,900	599,305
Khon Kaen Sugar Industry PCL, NVDR(a)	1,031,930	107,354
Kiatnakin Phatra Bank PCL, NVDR	120,632	252,670
Major Cineplex Group PCL, NVDR	342,000	211,428
MBK PCL, NVDR(a)	569,500	218,815
Mega Lifesciences PCL, NVDR	174,200	229,463
Ngern Tid Lor PCL, NVDR(a)	411,400	474,116
Plan B Media PCL, NVDR(a)(d)	1,150,380	280,721
Pruksa Holding PCL, NVDR	509,200	224,490
PTG Energy PCL, NVDR(d)	368,600	163,092
Quality Houses PCL, NVDR	3,236,167	226,370
Sansiri PCL, NVDR	4,944,600	187,281
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	422,200	180,187
Sino-Thai Engineering & Construction PCL, NVDR(d)	495,828	215,326
Sri Trang Agro-Industry PCL, NVDR	341,780	280,670
Star Petroleum Refining PCL, NVDR(a)	790,600	217,391
Supalai PCL, NVDR	509,300	342,997
Super Energy Corp. PCL, NVDR	7,584,400	214,015
Thai Vegetable Oil PCL, NVDR(d)	234,600	233,344
Thanachart Capital PCL, NVDR	120,600	154,739
Thonburi Healthcare Group PCL, NVDR	255,900	389,626
Thoresen Thai Agencies PCL, NVDR	580,500	177,803
Tipco Asphalt PCL, NVDR(d)	355,100	198,878
Tisco Financial Group PCL, NVDR	73,700	221,094
TOA Paint Thailand PCL, NVDR(d)	214,400	191,100
TPI Polene Power PCL, NVDR	2,090,400	261,198
TTW PCL, NVDR(d)	790,600	278,253
VGI PCL, NVDR(d)	1,775,500	316,706
WHA Corp. PCL, NVDR(d)	3,618,000	377,646

		14,567,697

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	95,006	166,043
Coca-Cola Icecek AS	32,160	253,209
Dogan Sirketler Grubu Holding AS	582,029	107,238
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	872,494	125,450
Enerjisa Enerji AS(b)	90,115	86,207
Gubre Fabrikalari TAS(a)	19,669	108,149
Haci Omer Sabanci Holding AS	381,693	428,569

Security	Shares	Value

Turkey (continued)
Hektas Ticaret TAS(a)(d)	173,061	$162,099
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	309,741	262,514
Koza Altin Isletmeleri AS(a)	14,807	122,498
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	91,924	130,312
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	23,383	94,358
Migros Ticaret AS(a)(d)	50,515	131,395
MLP Saglik Hizmetleri AS(a)(b)	49,513	105,893
Nuh Cimento Sanayi AS	23,628	71,702
Otokar Otomotiv Ve Savunma Sanayi AS	4,087	119,689
Oyak Cimento Fabrikalari AS(a)(d)	185,389	97,264
Pegasus Hava Tasimaciligi AS(a)(d)	19,893	134,564
Petkim Petrokimya Holding AS(a)	458,079	256,506
TAV Havalimanlari Holding AS(a)	86,162	209,674
Tekfen Holding AS(d)	82,008	109,552
Tofas Turk Otomobil Fabrikasi AS	47,101	273,276
Turk Hava Yollari AO(a)	195,631	362,137
Turkiye Halk Bankasi AS(a)(d)	397,578	126,101
Yapi ve Kredi Bankasi AS	1,024,430	264,599

		4,308,998

United Arab Emirates — 0.8%
Agthia Group PJSC	103,180	137,085
Air Arabia PJSC, NVS(a)	1,037,403	464,821
Al Waha Capital PJSC	314,833	137,037
Al Yah Satellite Communications Co.(a)	351,482	251,467
Amanat Holdings PJSC(a)	363,877	113,358
Aramex PJSC	204,314	223,158
Dana Gas PJSC	1,181,813	341,616
Drake & Scull International PJSC(a)(c)	241,185	7,289
Dubai Financial Market PJSC(a)	585,111	373,181
Dubai Investments PJSC, NVS	778,308	479,064
Emaar Development PJSC(a)	313,359	366,567
Ras Al Khaimah Ceramics, NVS	176,746	153,311

		3,047,954

Total Common Stocks — 98.5% (Cost: $344,679,091)		371,398,168

Preferred Stocks

Brazil — 0.9%
Azul SA, Preference Shares, NVS(a)	115,843	559,784
Banco ABC Brasil SA, Preference Shares, NVS	32,911	98,931
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	28,922	55,887
Banco Pan SA, Preference Shares, NVS	129,444	249,811
Bradespar SA, Preference Shares, NVS	89,914	517,568
Cia. de Saneamento do Parana, Preference Shares, NVS	129,377	99,983
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	63,315	279,338
Cia. Paranaense de Energia, Preference Shares, NVS	221,552	296,036
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	88,239	288,331
Marcopolo SA, Preference Shares, NVS	216,424	121,109
Metalurgica Gerdau SA, Preference Shares, NVS	288,435	579,697
Randon SA Implementos e Participacoes, Preference Shares, NVS	84,956	173,405
Unipar Carbocloro SA, Class B, Preference Shares, NVS	17,113	312,284

		3,632,164

S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	120,466	$262,327

Total Preferred Stocks — 1.0% (Cost: $3,743,606)		3,894,491

Rights

South Korea — 0.0%
BNC Korea Co. Ltd. (Expires 03/08/22)(a)	4,120	3,941
Taihan Electric Wire Co. Ltd. (Expires 03/22/22)(a)	50,272	12,752

		16,693

Thailand — 0.0%
Bangchak Corp. PCL (Expires 03/03/22)(a)	24,666	—
Khon Kaen Sugar (Expires 03/03/22)(a)	10,138	—
VGI PCL (Expires 03/25/22)(a)	532,650	13,041

		13,041

Total Rights — 0.0% (Cost: $325,896)		29,734

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	19,703,271	19,707,212

Total Short-Term Investments — 5.2% (Cost: $19,706,122)		19,707,212

Total Investments in Securities — 104.7% (Cost: $368,454,715)		395,029,605

Other Assets, Less Liabilities — (4.7)%		(17,848,704)

Net Assets — 100.0%		$377,180,901

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $68,056, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,739,436	$—	$(1,027,148	)(a)	$(2,296)	$(2,780)	$19,707,212	19,703,271	$406,888	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,250,000	—	(2,250,000	)(a)	—	—	—	—	85		—

					$(2,296)	$(2,780)	$19,707,212		$406,973		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	26	03/18/22	$1,528	$(39,473)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$39,473

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(57,884)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(67,705)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,345,102

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$52,944,803	$316,845,066	$1,608,299	$371,398,168
Preferred Stocks	—	3,894,491	—	3,894,491
Rights	—	29,734	—	29,734
Money Market Funds	19,707,212	—	—	19,707,212

	$72,652,015	$320,769,291	$1,608,299	$395,029,605

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(39,473)	$—	$—	$(39,473)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares Core MSCI Emerging Markets ETF (Consolidated)	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$72,659,423,017	$115,914,424	$777,235,258	$375,322,393
Affiliated(c)	3,073,597,941	2,903,734	10,710,066	19,707,212
Cash	4,820,161	6,562	95,966	548,231
Foreign currency, at value(d)	59,247,472	55,388	466,492	970,199
Cash pledged:
Futures contracts	5,737,000	3,000	21,000	47,000
Receivables:
Investments sold	224,449,002	672,554	3,661,176	8,537,034
Securities lending income — Affiliated	6,050,904	1,277	7,350	58,831
Dividends	132,534,913	61,071	1,481,182	849,417
Tax reclaims	1,263,778	—	—	6,751

Total assets	76,167,124,188	119,618,010	793,678,490	406,047,068

LIABILITIES
Collateral on securities loaned, at value	2,766,498,123	1,922,961	8,611,614	19,749,274
Deferred foreign capital gain tax	295,357,466	812,019	2,517,218	—
Payables:
Investments purchased	313,349,644	728,342	4,225,978	8,218,990
Variation margin on futures contracts	1,988,624	484	5,624	10,856
Bank borrowings	—	—	—	682,139
Investment advisory fees	6,414,823	66,673	301,435	204,319
Foreign taxes	2,712,245	—	252	589

Total liabilities	3,386,320,925	3,530,479	15,662,121	28,866,167

NET ASSETS	$72,780,803,263	$116,087,531	$778,016,369	$377,180,901

NET ASSETS CONSIST OF:
Paid-in capital	$68,915,424,204	$354,808,460	$790,070,226	$366,158,331
Accumulated earnings (loss)	3,865,379,059	(238,720,929)	(12,053,857)	11,022,570

NET ASSETS	$72,780,803,263	$116,087,531	$778,016,369	$377,180,901

Shares outstanding	1,282,800,000	2,850,000	10,000,000	6,700,000

Net asset value	$56.74	$40.73	$77.80	$56.30

Shares authorized	4.30 billion	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$2,612,132,173	$1,794,898	$8,126,855	$18,480,113
(b) Investments, at cost — Unaffiliated	$59,436,479,625	$137,557,190	$695,199,816	$348,748,593
(c) Investments, at cost — Affiliated	$3,073,295,234	$2,903,240	$10,708,637	$19,706,122
(d) Foreign currency, at cost	$59,230,481	$55,644	$468,691	$979,818

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares Core MSCI Emerging Markets ETF (Consolidated)	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$745,987,159	$1,200,290	$5,305,121	$3,615,065
Dividends — Affiliated	303,268	239	708	1,365
Interest — Unaffiliated	—	—	49	—
Securities lending income — Affiliated — net(a)	39,897,553	12,512	64,791	405,608
Other income — Unaffiliated	7,486	—	—	—
Mauritius income taxes refund	—	—	6,128	—
Foreign taxes withheld	(83,581,977)	(89,430)	(764,244)	(489,701)
Other foreign taxes	(1,042,856)	—	(18,582)	(14,387)

Total investment income	701,570,633	1,123,611	4,593,971	3,517,950

EXPENSES
Investment advisory fees	42,604,982	475,639	2,033,519	1,351,172
Commitment fees	19,090	1,086	6,601	3,154
Professional fees	217	217	217	217
Mauritius income taxes	294	194	—	295
Interest expense	—	183	116	19,911

Total expenses	42,624,583	477,319	2,040,453	1,374,749

Less:
Investment advisory fees waived	(19,601)	—	—	—

Total expenses after fees waived	42,604,982	477,319	2,040,453	1,374,749

Net investment income	658,965,651	646,292	2,553,518	2,143,201

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(779,691,355)	4,636,679	(39,268,015)	19,496,077
Investments — Affiliated	(392,780)	(428)	171	(2,296)
In-kind redemptions — Unaffiliated	—	852,335	2,511,930	730,123
Futures contracts	(6,381,509)	(37,057)	(19,320)	(57,884)
Foreign currency transactions	(6,259,215)	(5,527)	(86,043)	(468,668)

Net realized gain (loss)	(792,724,859)	5,446,002	(36,861,277)	19,697,352

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	(7,631,818,026)	(30,020,662)	(52,991,707)	(50,126,125)
Investments — Affiliated	(590,174)	(363)	(2,250)	(2,780)
Futures contracts	(2,570,565)	(7,319)	(58,286)	(67,705)
Foreign currency translations	7,358,191	26,371	(30,761)	(22,226)

Net change in unrealized appreciation (depreciation)	(7,627,620,574)	(30,001,973)	(53,083,004)	(50,218,836)

Net realized and unrealized loss	(8,420,345,433)	(24,555,971)	(89,944,281)	(30,521,484)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,761,379,782)	$(23,909,679)	$(87,390,763)	$(28,378,283)

(a) Net of securities lending income tax paid of	$3,989,646	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(106,913)	$(187,334)	$(457,394)	$(2,828,966)
(c) Net of reduction in deferred foreign capital gain tax of	$18,467,881	$572,486	$613,055	$2,131,776

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF (Consolidated)			iShares MSCI BRIC ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$658,965,651	$1,530,049,822	$646,292	$2,235,278
Net realized gain (loss)	(792,724,859)	(911,776,306)	5,446,002	31,233,685
Net change in unrealized appreciation (depreciation)	(7,627,620,574)	12,040,223,767	(30,001,973)	(8,170,900)

Net increase (decrease) in net assets resulting from operations	(7,761,379,782)	12,658,497,283	(23,909,679)	25,298,063

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,730,803,862)	(1,363,503,586)	(3,263,803)	(1,832,595)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,673,664,777	14,675,947,414	(15,081,440)	(12,245,845)

NET ASSETS
Total increase (decrease) in net assets	(7,818,518,867)	25,970,941,111	(42,254,922)	11,219,623
Beginning of period	80,599,322,130	54,628,381,019	158,342,453	147,122,830

End of period	$72,780,803,263	$80,599,322,130	$116,087,531	$158,342,453

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,553,518	$11,902,973	$2,143,201	$5,136,327
Net realized gain (loss)	(36,861,277)	44,989,063	19,697,352	23,493,196
Net change in unrealized appreciation (depreciation)	(53,083,004)	26,216,229	(50,218,836)	66,286,938

Net increase (decrease) in net assets resulting from operations	(87,390,763)	83,108,265	(28,378,283)	94,916,461

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,088,918)	(7,205,739)	(11,439,379)	(6,293,337)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(432,726)	247,467,812	(275,843)	116,140,101

NET ASSETS
Total increase (decrease) in net assets	(103,912,407)	323,370,338	(40,093,505)	204,763,225
Beginning of period	881,928,776	558,558,438	417,274,406	212,511,181

End of period	$778,016,369	$881,928,776	$377,180,901	$417,274,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$64.18		$53.34	$48.31	$52.27		$53.91	$44.60

Net investment income(a)	0.52		1.33	1.46	1.40		1.39	1.31
Net realized and unrealized gain (loss)(b)		(6.60)	10.70	5.21	(4.01)		(1.61)	8.95

Net increase (decrease) from investment operations		(6.08)	12.03	6.67	(2.61)		(0.22)	10.26

Distributions(c)
From net investment income		(1.36)	(1.19)	(1.64)	(1.35)		(1.42)	(0.95)

Total distributions		(1.36)	(1.19)	(1.64)	(1.35)		(1.42)	(0.95)

Net asset value, end of period	$56.74		$64.18	$53.34	$48.31		$52.27	$53.91

Total Return(d)
Based on net asset value	(9.58	)%(e)	22.67%	13.97%	(4.93	)%(f)	(0.52)%	23.45%

Ratios to Average Net Assets(g)
Total expenses	0.11	%(h)	0.12%	0.14%	0.14%		0.14%	0.15%

Total expenses after fees waived	0.11	%(h)	0.12%	0.14%	0.14%		0.14%	0.14%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.11%	0.14%	0.14%		N/A	N/A

Net investment income	1.70	%(h)	2.12%	2.97%	2.79%		2.48%	2.74%

Supplemental Data
Net assets, end of period (000)	$72,780,803		$80,599,322	$54,628,381	$53,020,298		$49,079,726	$36,775,298

Portfolio turnover rate(i)	4	%(e)	9%	15%	15%		6%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2019:

• Total return by 0.01%.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF

	Six Months Ended 02/28/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/21	08/31/20 (a)	08/31/19 (a)	08/31/18 (a)	08/31/17 (a)

Net asset value, beginning of period	$50.27		$47.46	$40.23	$41.01	$42.21	$33.48

Net investment income(b)	0.22		0.62	0.55	0.69	0.68	0.70
Net realized and unrealized gain (loss)(c)		(8.61)	2.74	7.34	(0.59)	(1.13)	8.57

Net increase (decrease) from investment operations		(8.39)	3.36	7.89	0.10	(0.45)	9.27

Distributions(d)
From net investment income		(1.15)	(0.55)	(0.66)	(0.88)	(0.75)	(0.54)

Total distributions		(1.15)	(0.55)	(0.66)	(0.88)	(0.75)	(0.54)

Net asset value, end of period	$40.73		$50.27	$47.46	$40.23	$41.01	$42.21

Total Return(e)
Based on net asset value	(16.95	)%(f)	7.09%	19.78%	0.35%	(1.16)%	28.15%

Ratios to Average Net Assets(g)
Total expenses	0.69	%(h)	0.70%	0.70%	0.69%	0.67%	0.70%

Net investment income	0.93	%(h)	1.20%	1.29%	1.69%	1.51%	1.96%

Supplemental Data
Net assets, end of period (000)	$116,088		$158,342	$147,123	$160,926	$205,064	$261,702

Portfolio turnover rate(i)	6	%(f)	80%	42%	53%	22%	24%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF

	Six Months Ended 02/28/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/21	08/31/20 (a)	08/31/19 (a)	08/31/18 (a)	08/31/17 (a)

Net asset value, beginning of period	$88.19		$75.48	$62.82	$69.38	$69.15	$56.33

Net investment income(b)	0.26		1.28	1.12	1.26	1.16	1.31
Net realized and unrealized gain (loss)(c)		(8.97)	12.32	12.79	(6.52)	0.42	12.43

Net increase (decrease) from investment operations		(8.71)	13.60	13.91	(5.26)	1.58	13.74

Distributions(d)
From net investment income		(1.68)	(0.89)	(1.25)	(1.30)	(1.35)	(0.92)

Total distributions		(1.68)	(0.89)	(1.25)	(1.30)	(1.35)	(0.92)

Net asset value, end of period	$77.80		$88.19	$75.48	$62.82	$69.38	$69.15

Total Return(e)
Based on net asset value	(9.99	)%(f)	18.11%	22.31%	(7.52)%	2.22%	24.80%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.50%	0.50%	0.50%	0.50%	0.49%

Net investment income	0.62	%(h)	1.46%	1.68%	1.94%	1.58%	2.16%

Supplemental Data
Net assets, end of period (000)	$778,016		$881,929	$558,558	$452,328	$440,538	$501,330

Portfolio turnover rate(i)	16	%(f)	48%	20%	16%	33%	15%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$62.28		$44.74	$41.51	$47.64	$49.23	$43.27

Net investment income(a)	0.33		0.96	0.85	0.99	1.10	1.04
Net realized and unrealized gain (loss)(b)		(4.55)	17.81	3.52	(5.98)	(1.22)	5.81

Net increase (decrease) from investment operations		(4.22)	18.77	4.37	(4.99)	(0.12)	6.85

Distributions(c)
From net investment income		(1.76)	(1.23)	(1.14)	(1.14)	(1.47)	(0.89)

Total distributions		(1.76)	(1.23)	(1.14)	(1.14)	(1.47)	(0.89)

Net asset value, end of period	$56.30		$62.28	$44.74	$41.51	$47.64	$49.23

Total Return(d)
Based on net asset value	(6.92	)%(e)	42.38%	10.68%	(10.50)%	(0.38)%	16.17%

Ratios to Average Net Assets(f)
Total expenses	0.70	%(g)	0.69%	0.71%	0.69%	0.67%	0.69%

Net investment income	1.09	%(g)	1.72%	2.07%	2.25%	2.14%	2.32%

Supplemental Data
Net assets, end of period (000)	$377,181		$417,274	$212,511	$238,702	$262,024	$253,519

Portfolio turnover rate(h)	39	%(e)	34%	46%	29%	39%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI Emerging Markets	Diversified
MSCI BRIC(a)	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary of iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF as of period end were $9,577,563,031 and $121,032, which is 13.2% and 0.0% of each respective Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

As of period end, MSCI Emerging Markets Small-Cap no longer invests in the Subsidiary. Effective February 10, 2022, MSCI Emerging Markets Small-Cap transferred substantially all of the assets of MSCI Emerging Markets Small-Cap’s wholly owned Mauritius Subsidiary to MSCI Emerging Markets Small-Cap through on-exchange transactions in India. MSCI Emerging Markets Small-Cap recognized a realized gain/loss of $23,157,500 as a result of this transaction. After the transfer, MSCI Emerging Markets Small-Cap began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Each of the iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Emerging Markets
Barclays Bank PLC	$3,032,799	$3,032,799		$—	$—
Barclays Capital, Inc.	85,380,608	85,380,608		—	—
BNP Paribas SA	38,091,768	38,042,756		—	(49,012	)(b)
BofA Securities, Inc.	188,569,981	188,569,981		—	—
Citigroup Global Markets Ltd.	74,381,481	74,381,481		—	—
Citigroup Global Markets, Inc.	55,291,546	55,291,546		—	—
Credit Suisse Securities (USA) LLC	12,706,892	12,506,313		—	(200,579	)(b)
Deutsche Bank Securities, Inc.	1,425,060	1,334,266		—	(90,794	)(b)
Goldman Sachs & Co. LLC	132,936,444	132,936,444		—	—
Goldman Sachs International	383,511,939	383,511,939		—	—
HSBC Bank PLC	14,431,165	14,431,165		—	—
J.P. Morgan Securities LLC	197,117,000	197,117,000		—	—
J.P. Morgan Securities PLC	412,739,311	412,739,311		—	—
Jefferies LLC	8,350,182	8,350,182		—	—
Macquarie Bank Ltd.	57,452,239	57,452,239		—	—
Morgan Stanley	874,020,661	874,020,661		—	—
National Financial Services LLC	5,973,535	5,973,535		—	—
Nomura Securities International, Inc.	1,156,976	1,156,976		—	—
Scotia Capital (USA), Inc.	411,219	411,219		—	—
SG Americas Securities LLC	18,272,451	18,272,451		—	—
State Street Bank & Trust Co.	510,779	493,614		—	(17,165	)(b)
Toronto Dominion Bank	12,564,490	11,831,477		—	(733,013	)(b)
UBS AG	16,009,822	16,009,822		—	—
UBS Europe SE	3,934,410	3,934,410		—	—
UBS Securities LLC	1,971,850	1,971,850		—	—
Wells Fargo Securities LLC	11,887,565	11,887,565		—	—

	$2,612,132,173	$2,611,041,610		$—	$(1,090,563)

MSCI BRIC
BNP Paribas SA	$165,930	$165,930		$—	$—
BofA Securities, Inc.	567,687	567,687		—	—
Credit Suisse Securities (USA) LLC	8,982	8,982		—	—
Goldman Sachs & Co. LLC	115,901	115,901		—	—
J.P. Morgan Securities LLC	151,601	151,601		—	—
Macquarie Bank Ltd.	85,162	85,162		—	—
Morgan Stanley	639,849	639,849		—	—
RBC Capital Markets LLC	59,786	59,786		—	—

	$1,794,898	$1,794,898		$—	$—

MSCI Emerging Markets Asia
Barclays Capital, Inc.	$193,721	$193,721		$—	$—
BNP Paribas SA	1,746,625	1,732,468		—	(14,157	)(b)
BofA Securities, Inc.	2,499,985	2,499,985		—	—
Citigroup Global Markets, Inc.	336,782	336,782		—	—
Credit Suisse Securities (USA) LLC	201,814	201,814		—	—
Deutsche Bank Securities, Inc.	33,948	33,948		—	—
Goldman Sachs & Co. LLC	885,569	885,569		—	—
J.P. Morgan Securities LLC	983,734	983,734		—	—
Macquarie Bank Ltd.	701,482	701,482		—	—
UBS AG	479,923	479,923		—	—
UBS Securities LLC	63,272	63,272		—	—

	$8,126,855	$8,112,698		$—	$(14,157)

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$234,070	$226,969		$—	$(7,101	)(b)
Barclays Capital, Inc.	872,272	872,272		—	—
BNP Paribas SA	1,039,673	1,007,770		—	(31,903	)(b)
BofA Securities, Inc.	1,461,216	1,461,216		—	—
Citigroup Global Markets, Inc.	279,683	279,683		—	—
Credit Suisse Securities (USA) LLC	157,833	157,833		—	—
Goldman Sachs & Co. LLC	4,038,003	4,038,003		—	—
HSBC Bank PLC	245,150	245,150		—	—
J.P. Morgan Securities LLC	2,454,490	2,454,490		—	—
Macquarie Bank Ltd.	712,451	712,451		—	—
Morgan Stanley	5,630,497	5,630,497		—	—
SG Americas Securities LLC	733,120	733,120		—	—
UBS AG	570,153	570,153		—	—
UBS Securities LLC	17,806	17,806		—	—
Wells Fargo Securities LLC	33,696	33,696		—	—

	$18,480,113	$18,441,109		$—	$(39,004)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core MSCI Emerging Markets	0.11%
MSCI Emerging Markets Asia	0.49

For its investment advisory services to the iShares Core MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.11%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.11% of average daily net assets.

This amount is included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core MSCI Emerging Markets	$19,601

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Consolidated Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core MSCI Emerging Markets	$10,304,844
MSCI BRIC	3,233
MSCI Emerging Markets Asia	15,683
MSCI Emerging Markets Small-Cap	92,508

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI Emerging Markets	$17,521,325	$72,453,028	$(14,243,403)
MSCI BRIC	321,535	425,173	(377,598)
MSCI Emerging Markets Asia	2,346,173	2,171,065	(612,622)
MSCI Emerging Markets Small-Cap	6,638,182	10,299,733	6,977,239

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI Emerging Markets	$3,558,285,403	$3,034,525,363
MSCI BRIC	7,729,985	16,367,034
MSCI Emerging Markets Asia	135,765,720	138,972,499
MSCI Emerging Markets Small-Cap	152,406,680	163,161,413

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI Emerging Markets	$207,555,963	$—
MSCI BRIC	—	8,099,092
MSCI Emerging Markets Asia	3,025,593	12,093,509
MSCI Emerging Markets Small-Cap	1,944,591	2,882,904

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core MSCI Emerging Markets	$6,442,750,309
MSCI BRIC	222,988,191
MSCI Emerging Markets Asia	52,695,377
MSCI Emerging Markets Small-Cap	18,944,995

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI Emerging Markets	$64,131,945,289	$21,518,376,739	$(9,917,927,249)	$11,600,449,490
MSCI BRIC	137,172,525	19,504,995	(37,867,075)	(18,362,080)
MSCI Emerging Markets Asia	703,083,749	173,853,518	(89,022,988)	84,830,530
MSCI Emerging Markets Small-Cap	381,290,555	62,164,809	(48,465,232)	13,699,577

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the iShares Core MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI BRIC	$996,000	$33,017	1.10%
MSCI Emerging Markets Asia	508,000	21,017	1.09
MSCI Emerging Markets Small-Cap	89,720,000	3,442,766	1.13

The iShares Core MSCI Emerging Markets ETF, along with certain other iShares funds (“Mauritius Participating Funds”), is a party to a $750,000,000 unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete. During the six months ended February 28, 2022, the Fund did not borrow under the Uncommitted Liquidity Facility.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

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Notes to Financial Statements (unaudited) (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI Emerging Markets
Shares sold	27,000,000	$1,673,664,777	237,000,000	$14,957,078,135
Shares redeemed	—	—	(5,400,000)	(281,130,721)

Net increase	27,000,000	$1,673,664,777	231,600,000	$14,675,947,414

MSCI BRIC
Shares sold	—	$4,500	2,350,000	$108,060,901
Shares redeemed	(300,000)	(15,085,940)	(2,300,000)	(120,306,746)

Net increase (decrease)	(300,000)	$(15,081,440)	50,000	$(12,245,845)

MSCI Emerging Markets Asia
Shares sold	400,000	$32,589,236	4,900,000	$437,028,671
Shares redeemed	(400,000)	(33,021,962)	(2,300,000)	(189,560,859)

Net increase (decrease)	—	$(432,726)	2,600,000	$247,467,812

MSCI Emerging Markets Small-Cap
Shares sold	200,000	$11,860,096	2,100,000	$123,013,305
Shares redeemed	(200,000)	(12,135,939)	(150,000)	(6,873,204)

Net increase (decrease)	—	$(275,843)	1,950,000	$116,140,101

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

In response to recent negative developments that led to a material deterioration in the accessibility of the Russian equity market to international institutional investors, MSCI announced on March 2, 2022 that they would remove all Russian securities from their indexes effective March 9, 2022. On March 8, 2022 in response to MSCI’s announcement, the Board approved a proposal to change the name of the Fund from iShares MSCI BRIC ETF to iShares MSCI BIC ETF and to change the Fund’s investment objective. These changes became effective on March 10, 2022.

Effective March 31, 2022, BFA reduced the investment advisory fee for iShares Core MSCI Emerging Markets ETF from 0.11% to 0.09%.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI Emerging Markets ETF, iShares MSCI BRIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	87

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core MSCI Emerging Markets(a)	$0.947898	$—	$0.413439	$1.361337	70%	—%	30%	100%
MSCI BRIC(a)	0.274540	—	0.870654	1.145194	24	—	76	100
MSCI Emerging Markets Asia(a)	0.914858	—	0.761071	1.675929	55	—	45	100
MSCI Emerging Markets Small-Cap(a)	1.299271	—	0.459859	1.759130	74	—	26	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Frontier and Select EM ETF | FM | NYSE Arca

•	iShares MSCI World ETF | URTH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers. Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds. The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500 Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000 Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Frontier and Select EM ETF

Investment Objective

The iShares MSCI Frontier and Select EM ETF (the “Fund”) seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities, as represented by the MSCI Frontier and Emerging Markets Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.44)%	16.23%	7.33%	6.68%	16.23%	42.45%	84.37%
Fund Market	(0.55)	19.53	7.67	6.76	19.53	44.73	85.74
Index	0.71	18.73	8.83	8.27	18.73	52.67	112.17

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Index performance through February 28, 2021 reflects the performance of the MSCI Frontier Markets 100 Index. Index performance beginning on March 1, 2021 reflects the performance of the MSCI Frontier and Emerging Markets Select Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$995.60	$3.96		$1,000.00	$1,020.80	$4.01		0.80%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	40.0%
Real Estate	11.8
Materials	11.8
Consumer Staples	9.3
Industrials	7.8
Communication Services	7.3
Energy	5.9
Utilities	2.6
Health Care	2.6
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Vietnam	29.9%
Nigeria	7.4
Bahrain	6.2
Morocco	6.1
Bangladesh	6.0
Colombia	5.4
Romania	5.3
Philippines	5.2
Peru	5.2
Kenya	5.0

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Fund Summary as of February 28, 2022	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.66)%	10.81%	12.30%	10.93%	10.81%	78.61%	182.16%
Fund Market	(4.90)	10.74	12.25	10.90	10.74	78.22	181.43
Index	(4.65)	10.74	12.05	10.73	10.74	76.65	176.99

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$953.40	$1.16		$1,000.00	$1,023.60	$1.20		0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.4%
Financials	14.0
Health Care	12.6
Consumer Discretionary	11.7
Industrials	10.1
Communication Services	8.0
Consumer Staples	7.2
Materials	4.4
Energy	4.1
Utilities	2.8
Real Estate	2.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	67.8%
Japan	6.4
Canada	3.9
United Kingdom	3.9
France	3.1
Switzerland	2.9
Germany	2.3
Australia	2.3
Netherlands	1.6
Sweden	0.9

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 6.1%
Ahli United Bank BSC	22,008,845	$21,856,862
Aluminium Bahrain BSC	511,338	1,692,549
Bahrain Telecommunications Co. BSC	1,669,519	2,503,060
GFH Financial Group BSC	10,451,738	3,441,548
Ithmaar Holding BSC(a)(b)	7,341,331	524,173

		30,018,192

Bangladesh — 5.8%
Bangladesh Export Import Co. Ltd.	2,244,610	3,852,601
Beacon Pharmaceuticals Ltd.	594,004	1,552,098
Beximco Pharmaceuticals Ltd.	1,145,473	2,484,222
BRAC Bank Ltd.	2,801,703	1,759,311
British American Tobacco Bangladesh Co. Ltd.	394,180	2,814,884
City Bank Ltd. (The)	2,944,027	907,224
Eastern Bank Ltd.	2,236,651	990,946
GrameenPhone Ltd.	402,927	1,592,055
International Finance Investment & Commerce Bank Ltd.(b)	3,995,000	734,008
Islami Bank Bangladesh Ltd.	2,770,520	1,050,281
LafargeHolcim Bangladesh Ltd.	1,694,772	1,357,515
National Bank Ltd.(b)	9,114,618	794,926
Olympic Industries Ltd.	532,885	912,154
Renata Ltd.	94,032	1,487,542
Square Pharmaceuticals Ltd.	2,272,196	5,789,152
Summit Power Ltd.	1,689,028	746,358

		28,825,277

Colombia — 4.0%
Bancolombia SA	399,122	3,957,761
Cementos Argos SA	735,749	1,134,364
Corp. Financiera Colombiana SA(b)	154,838	1,089,410
Ecopetrol SA	7,717,656	6,396,413
Grupo Argos SA	473,067	1,550,052
Grupo de Inversiones Suramericana SA	185,860	1,508,311
Interconexion Electrica SA ESP	696,591	4,299,502

		19,935,813

Croatia — 0.2%
Valamar Riviera DD(b)	245,906	1,151,733

Egypt — 4.8%
Commercial International Bank Egypt SAE(b)	6,795,194	20,696,914
Eastern Co. SAE	4,079,246	2,820,201

		23,517,115

Estonia — 0.6%
LHV Group AS	39,032	1,684,938
Tallink Grupp AS(b)	1,151,067	749,508
Tallinna Sadam AS(c)	239,495	473,486

		2,907,932

Jordan — 1.3%
Arab Bank PLC	469,872	3,114,808
Jordan Islamic Bank	182,073	939,897
Jordan Petroleum Refinery Co.	254,431	1,270,361
Jordan Phosphate Mines Co.	33,068	903,164

		6,228,230

Kazakhstan — 4.3%
Halyk Savings Bank of Kazakhstan JSC, GDR	368,889	3,739,798
Kaspi.KZ JSC	180,342	10,807,265
NAC Kazatomprom JSC, GDR	237,413	6,968,767

		21,515,830

Security	Shares	Value

Kenya — 4.8%
East African Breweries Ltd.(b)	1,423,234	$1,987,652
Equity Group Holdings PLC/Kenya(b)	10,373,666	4,555,848
KCB Group Ltd.	8,861,416	3,502,536
Safaricom PLC	43,892,205	13,904,019

		23,950,055

Lithuania — 0.5%
AB Ignitis Grupe	67,263	1,463,917
Siauliu Bankas AB	1,233,560	930,050

		2,393,967

Mauritius — 0.3%
Lighthouse Capital Ltd.(d)	2,380,863	1,424,531

Morocco — 6.0%
Attijariwafa Bank	158,338	7,808,710
Banque Centrale Populaire	90,346	2,601,723
Ciments du Maroc SA	13,142	2,460,608
Co. Sucrerie Marocaine et de Raffinage	102,623	2,589,889
Hightech Payment Systems SA	1,393	897,110
Itissalat Al-Maghrib	641,726	8,870,394
Label Vie	4,156	2,060,265
Societe d’Exploitation des Ports	80,314	2,320,397

		29,609,096

Nigeria — 7.2%
Access Bank PLC	98,285,949	2,234,100
Afriland Properties PLC	8,020	35
Dangote Cement PLC	14,311,534	8,554,143
FBN Holdings PLC	95,143,544	2,391,168
Guaranty Trust Holding Co. PLC	80,697,900	4,777,841
MTN Nigeria Communications PLC	13,381,351	5,877,992
Nestle Nigeria PLC	1,581,044	4,958,255
United Bank for Africa PLC	94,428,459	1,785,056
Zenith Bank PLC	86,002,243	5,093,450

		35,672,040

Oman — 1.7%
Bank Muscat SAOG	5,251,261	7,087,408
National Bank of Oman SAOG(b)	1,314,168	635,144
Omani Qatari Telecommunications Co. SAOG	900,900	838,047

		8,560,599

Pakistan — 3.1%
Engro Corp. Ltd./Pakistan	1,045,571	1,609,124
Engro Fertilizers Ltd.	2,111,089	1,053,580
Fauji Fertilizer Co. Ltd.	1,898,339	1,171,356
Habib Bank Ltd.	2,166,323	1,419,012
Hub Power Co. Ltd. (The)	3,772,432	1,529,606
Lucky Cement Ltd.(b)	470,427	1,721,988
Mari Petroleum Co. Ltd.	95,940	967,428
MCB Bank Ltd.	1,524,747	1,358,387
Pakistan Petroleum Ltd.	1,941,254	855,312
Pakistan State Oil Co. Ltd.	754,314	770,987
Systems Ltd.	252,500	919,706
TRG Pakistan	1,476,500	578,929
United Bank Ltd./Pakistan	1,796,416	1,502,061

		15,457,476

Peru — 5.0%
Cia. de Minas Buenaventura SAA, ADR(b)	275,327	2,725,738
Credicorp Ltd.	87,428	13,223,485
Intercorp Financial Services Inc.	45,208	1,460,218

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	108,285	$7,513,896

		24,923,337

Philippines — 5.1%
Aboitiz Equity Ventures Inc.	788,110	920,768
AC Energy Corp.	2,952,200	489,442
Alliance Global Group Inc.	1,147,000	286,359
Ayala Corp.	109,960	1,823,015
Ayala Land Inc.	3,173,800	2,419,503
Bank of the Philippine Islands	719,360	1,405,924
BDO Unibank Inc.	772,270	1,957,059
Century Pacific Food Inc.	431,400	225,082
DMCI Holdings Inc.	1,499,100	247,950
Globe Telecom Inc.	10,710	538,144
GT Capital Holdings Inc.	40,120	454,348
International Container Terminal Services Inc.	403,170	1,656,087
JG Summit Holdings Inc.	1,157,980	1,367,750
Jollibee Foods Corp.	172,020	808,598
Manila Electric Co.	86,410	621,780
Megaworld Corp.	4,391,000	275,891
Metro Pacific Investments Corp.	5,002,000	378,501
Metropolitan Bank & Trust Co.	718,550	800,258
Monde Nissin Corp.(b)(c)	1,731,300	557,852
PLDT Inc.	29,975	1,051,785
Puregold Price Club Inc.	355,000	243,383
Robinsons Land Corp.	793,100	298,597
Robinsons Retail Holdings Inc.	176,890	212,875
Security Bank Corp.	183,090	417,899
SM Investments Corp.	93,375	1,624,547
SM Prime Holdings Inc.	3,953,300	3,085,517
Universal Robina Corp.	336,630	787,899
Wilcon Depot Inc.	528,300	301,400

		25,258,213

Romania — 5.2%
Banca Transilvania SA	17,300,077	9,942,579
BRD-Groupe Societe Generale SA	766,945	3,453,071
MED Life SA(b)	268,366	1,303,971
OMV Petrom SA	41,307,542	4,315,129
Societatea Energetica Electrica SA	504,445	1,107,728
Societatea Nationala de Gaze Naturale ROMGAZ SA	420,397	3,638,907
Teraplast SA	4,317,073	886,152
Transgaz SA Medias	18,675	840,914

		25,488,451

Slovenia — 0.1%
Pozavarovalnica Sava dd	17,491	517,751

Sri Lanka — 1.0%
Commercial Bank of Ceylon PLC	1,428,510	579,183
Expolanka Holdings PLC	992,043	1,452,459
John Keells Holdings PLC	2,732,474	2,012,190
Sampath Bank PLC	2,891,749	785,926

		4,829,758

Vietnam — 29.3%
An PHAT Holdings JSC(b)	453,897	524,034
Bank for Foreign Trade of Vietnam JSC	1,733,595	6,422,130
Bank for Investment and Development of Vietnam JSC	748,024	1,436,948
Bao Viet Holdings	276,310	718,336
Dat Xanh Group JSC(b)	1,093,080	2,039,857
Development Investment Construction(b)	731,400	2,769,901
Duc Giang Chemicals JSC	307,000	2,201,895

Security	Shares	Value

Vietnam (continued)
FLC Group JSC(b)	1,288,000	$709,669
Gelex Group JSC(b)	1,529,384	2,782,741
Ha Do JSC	360,140	1,114,629
Hoa Phat Group JSC	8,031,503	16,677,449
Hoa Sen Group(b)	876,759	1,481,477
Hoang Huy Investment Financial Services JSC(b)	1,241,600	1,169,647
Khang Dien House Trading and Investment JSC(b)	1,152,270	2,677,390
KIDO Group Corp.	476,572	1,130,390
Kinh Bac City Development Share Holding Corp.(b)	738,620	1,869,587
Masan Group Corp.	1,513,180	10,386,074
No Va Land Investment Group Corp.(b)	2,475,033	8,188,056
PetroVietnam Drilling & Well Services JSC(b)	766,000	1,182,948
PetroVietnam Fertilizer & Chemicals JSC	640,100	1,624,287
PetroVietnam Gas JSC	209,100	1,087,092
PetroVietnam Power Corp.	1,696,540	1,294,926
PetroVietnam Technical Services Corp.	874,898	1,346,240
Phat Dat Real Estate Development Corp.(b)	714,154	2,661,249
Saigon - Hanoi Commercial Joint Stock Bank(b)	973,844	924,319
Saigon Beer Alcohol Beverage Corp.	232,980	1,734,327
Saigon Thuong Tin Commercial JSB(b)	2,068,480	2,990,832
Saigon-Hanoi Securities	588,600	1,141,414
SSI Securities Corp.	2,346,294	4,714,905
Thaiholdings JSC(b)	628,200	4,767,270
Thanh Thanh Cong - Bien Hoa JSC(b)	1,021,990	1,016,641
Van Phu Invest Investment(b)	395,600	1,130,928
Viet Capital Securities JSC	854,100	2,346,923
Vietjet Aviation JSC(b)	594,890	3,658,203
Vietnam Construction and Import-Export JSC	647,610	1,230,429
Vietnam Dairy Products JSC	2,673,274	9,199,178
Viglacera Corp. JSC	249,360	577,159
Vincom Retail JSC(b)	3,405,780	5,018,064
Vingroup JSC(b)	3,484,034	11,761,097
Vinh Hoan Corp.	366,500	1,229,165
Vinhomes JSC(c)	3,983,988	13,564,675
Vndirect Securities Corp.	1,192,800	4,132,643

		144,635,124

Total Common Stocks — 96.4% (Cost: $383,491,374)		476,820,520

Preferred Stocks

Colombia — 1.3%
Bancolombia SA, Preference Shares, NVS	714,491	6,315,534

Total Preferred Stocks — 1.3% (Cost: $5,740,257)		6,315,534

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	22,569	22,573

Total Short-Term Investments — 0.0% (Cost: $22,578)		22,573

Total Investments in Securities — 97.7% (Cost: $389,254,209)		483,158,627

Other Assets, Less Liabilities — 2.3%		11,140,137

Net Assets — 100.0%		$494,298,764

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Frontier and Select EM ETF

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,659	$—	$(2,079	)(a)	$1	$(8)	$22,573	22,569	$36	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	174	03/18/22	$10,227	$(393,237)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,143,295	NGN	4,798,285,718	CITI	10/28/22	$(743,571)

	Net unrealized depreciation					$(743,571)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Frontier and Select EM ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$393,237	$—	$393,237
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$743,571	$743,571

	$393,237	$743,571	$1,136,808

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(1,201,713)	$—	$(1,201,713)
Forward foreign currency exchange contracts	—	(733,549)	(733,549)

	$(1,201,713)	$(733,549)	$(1,935,262)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$191,511	$—	$191,511
Forward foreign currency exchange contracts	—	(69,429)	(69,429)

	$191,511	$(69,429)	$122,082

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,178,740
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$10,371,299

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$393,237
Forward foreign currency exchange contracts	—	743,571

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	1,136,808
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(393,237)

Total derivative assets and liabilities subject to an MNA	—	743,571

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Frontier and Select EM ETF

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	(a)	Net Amount of Derivative Liabilities	(b)

Citibank N.A.	$743,571	$—	$—	$(420,000)		$323,571

(a)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$178,466,061	$297,830,286	$524,173	$476,820,520
Preferred Stocks	6,315,534	—	—	6,315,534
Money Market Funds	22,573	—	—	22,573

	$184,804,168	$297,830,286	$524,173	$483,158,627

Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(743,571)	$—	$(743,571)
Futures Contracts	(393,237)	—	—	(393,237)

	$(393,237)	$(743,571)	$—	$(1,136,808)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Ampol Ltd.	7,816	$168,828
APA Group	38,637	282,455
Aristocrat Leisure Ltd.	19,682	539,877
ASX Ltd.	6,323	379,769
Aurizon Holdings Ltd.	60,457	154,220
Australia & New Zealand Banking Group Ltd.	93,482	1,769,786
BHP Group Ltd.	165,031	5,635,175
BlueScope Steel Ltd.	16,493	244,226
Brambles Ltd.	47,128	339,450
Cochlear Ltd.	2,141	349,505
Coles Group Ltd.	43,554	551,005
Commonwealth Bank of Australia	55,844	3,788,650
Computershare Ltd.	17,801	281,262
Crown Resorts Ltd.(a)	12,278	110,966
CSL Ltd.	15,616	2,968,977
Dexus	34,850	275,872
Domino’s Pizza Enterprises Ltd.	1,978	114,214
Endeavour Group Ltd./Australia	43,070	224,942
Evolution Mining Ltd.	60,111	185,875
Fortescue Metals Group Ltd.	56,153	748,089
Glencore PLC	328,817	1,933,446
Goodman Group	54,241	877,600
GPT Group/The	62,779	224,000
IDP Education Ltd.	6,838	132,244
Insurance Australia Group Ltd.	83,448	278,588
Lendlease Corp. Ltd.	22,592	174,292
Macquarie Group Ltd.	11,288	1,485,537
Medibank Pvt Ltd.	90,215	208,082
Mineral Resources Ltd.	5,562	182,796
Mirvac Group	129,027	240,624
National Australia Bank Ltd.	107,686	2,261,733
Newcrest Mining Ltd.	27,646	512,855
Northern Star Resources Ltd.	36,885	274,903
Orica Ltd.	13,789	147,015
Origin Energy Ltd.	57,721	239,696
Qantas Airways Ltd.(a)	30,432	112,765
QBE Insurance Group Ltd.	48,850	407,654
Ramsay Health Care Ltd.	6,386	297,892
REA Group Ltd.	1,724	166,175
Reece Ltd.	9,537	135,017
Rio Tinto Ltd.	12,199	1,052,005
Rio Tinto PLC	36,745	2,873,166
Santos Ltd.	102,634	546,612
Scentre Group	169,683	376,968
SEEK Ltd.	10,988	214,517
Sonic Healthcare Ltd.	14,847	378,860
South32 Ltd.	152,762	536,196
Stockland	83,837	253,682
Suncorp Group Ltd.	41,954	326,349
Tabcorp Holdings Ltd.	72,696	262,900
Telstra Corp. Ltd.	136,024	390,883
Transurban Group	99,491	918,939
Treasury Wine Estates Ltd.	24,550	207,084
Vicinity Centres	127,034	165,416
Washington H Soul Pattinson & Co. Ltd.	7,101	130,275
Wesfarmers Ltd.	36,969	1,296,498
Westpac Banking Corp.	119,617	1,976,820
WiseTech Global Ltd.	4,775	152,876

Security	Shares	Value

Australia (continued)
Woodside Petroleum Ltd.	31,471	$657,626
Woolworths Group Ltd.	41,314	1,068,284

		43,192,013

Austria — 0.1%
Erste Group Bank AG	11,227	399,084
OMV AG	4,814	229,163
Raiffeisen Bank International AG	4,857	79,145
Verbund AG	2,224	268,251
voestalpine AG	3,802	125,660

		1,101,303

Belgium — 0.2%
Ageas SA/NV	5,625	270,597
Anheuser-Busch InBev SA/NV	28,425	1,754,044
Elia Group SA/NV	1,012	145,691
Etablissements Franz Colruyt NV	1,795	71,794
Groupe Bruxelles Lambert SA	3,693	383,467
KBC Group NV	8,221	592,298
Proximus SADP	5,013	99,660
Sofina SA	497	193,013
Solvay SA	2,439	271,999
UCB SA	4,128	450,516
Umicore SA	6,272	256,586

		4,489,665

Canada — 3.9%
Agnico Eagle Mines Ltd.	15,029	759,216
Air Canada(a)(b)	5,829	110,142
Algonquin Power & Utilities Corp.	21,572	312,134
Alimentation Couche-Tard Inc.	26,699	1,047,949
AltaGas Ltd.	9,259	203,954
Ballard Power Systems Inc.(a)(b)	7,909	90,478
Bank of Montreal	21,106	2,409,997
Bank of Nova Scotia (The)	39,640	2,872,532
Barrick Gold Corp.	58,000	1,311,006
Bausch Health Cos Inc.(a)	10,778	259,267
BCE Inc.	2,455	128,938
BlackBerry Ltd.(a)	18,100	124,237
Brookfield Asset Management Inc., Class A	46,042	2,516,236
Brookfield Renewable Corp., Class A	4,269	159,982
CAE Inc.(a)	10,443	279,386
Cameco Corp.	13,086	321,807
Canadian Apartment Properties REIT	2,811	117,009
Canadian Imperial Bank of Commerce	14,684	1,858,583
Canadian National Railway Co.	23,048	2,859,225
Canadian Natural Resources Ltd.	38,663	2,159,942
Canadian Pacific Railway Ltd.	29,670	2,089,189
Canadian Tire Corp. Ltd., Class A, NVS	1,886	278,057
Canadian Utilities Ltd., Class A, NVS	4,247	118,279
Canopy Growth Corp.(a)(b)	7,860	56,059
CCL Industries Inc., Class B, NVS	5,009	225,810
Cenovus Energy Inc.	42,958	675,466
CGI Inc.(a)	7,167	587,609
Constellation Software Inc.	651	1,097,152
Dollarama Inc.	9,493	490,565
Emera Inc.	7,979	373,298
Empire Co. Ltd., Class A, NVS	5,539	171,567
Enbridge Inc.	65,850	2,844,928
Fairfax Financial Holdings Ltd.	893	432,902
First Quantum Minerals Ltd.	19,269	565,072
FirstService Corp.	1,300	185,067

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fortis Inc.	15,410	$706,124
Franco-Nevada Corp.	6,238	918,647
George Weston Ltd.	2,499	270,976
GFL Environmental Inc.	5,087	148,737
Gildan Activewear Inc.	7,025	275,790
Great-West Lifeco Inc.	9,850	296,316
Hydro One Ltd.(c)	10,972	270,946
iA Financial Corp. Inc.	3,535	210,036
IGM Financial Inc.	2,781	98,800
Imperial Oil Ltd.	8,110	364,006
Intact Financial Corp.	5,724	820,959
Ivanhoe Mines Ltd., Class A(a)	20,035	203,907
Keyera Corp.	7,317	171,394
Kinross Gold Corp.	41,608	207,466
Lightspeed Commerce Inc.(a)	3,534	92,846
Loblaw Companies Ltd.	5,683	443,296
Lundin Mining Corp.	21,933	211,630
Magna International Inc.	9,411	699,198
Manulife Financial Corp.	63,917	1,294,981
Metro Inc.	8,021	418,674
National Bank of Canada	11,031	884,482
Northland Power Inc.	7,437	236,458
Nutrien Ltd.	18,635	1,602,684
Nuvei Corp.(a)(c)	1,877	101,899
Onex Corp.	2,517	169,031
Open Text Corp.	8,789	382,486
Pan American Silver Corp.	6,954	164,482
Parkland Corp.	5,038	131,843
Pembina Pipeline Corp.	18,010	612,411
Power Corp. of Canada	17,833	549,974
Quebecor Inc., Class B	5,554	121,465
Restaurant Brands International Inc.	9,361	523,994
RioCan REIT	5,439	107,793
Ritchie Bros Auctioneers Inc.	3,632	190,354
Rogers Communications Inc., Class B, NVS	11,604	599,563
Royal Bank of Canada	46,473	5,140,812
Saputo Inc.	8,150	199,715
Shaw Communications Inc., Class B, NVS	14,839	444,994
Shell PLC	254,402	6,708,782
Shopify Inc., Class A(a)	3,691	2,562,355
Sun Life Financial Inc.	19,275	1,013,705
Suncor Energy Inc.	48,475	1,482,360
TC Energy Corp.	31,941	1,716,120
Teck Resources Ltd., Class B	15,483	557,510
TELUS Corp.	14,275	360,507
TFI International Inc.	2,742	285,817
Thomson Reuters Corp.	5,675	573,813
TMX Group Ltd.	1,845	186,378
Toromont Industries Ltd.	2,714	230,053
Toronto-Dominion Bank (The)	59,434	4,795,984
Tourmaline Oil Corp.	10,171	401,223
Waste Connections Inc.	8,503	1,050,035
West Fraser Timber Co. Ltd.	3,136	313,031
Wheaton Precious Metals Corp.	14,733	645,579
WSP Global Inc.	3,841	471,254

		73,736,715

Cayman Islands — 0.0%
CK Hutchison Holdings Ltd.	83,500	585,424

Security	Shares	Value

Cayman Islands (continued)
Grab Holdings Ltd., Class A(a)	35,523	$204,612

		790,036

Denmark — 0.7%
Ambu A/S, Class B(b)	5,205	95,984
AP Moller - Maersk A/S, Class A	100	299,847
AP Moller - Maersk A/S, Class B, NVS	185	585,250
Carlsberg A/S, Class B	3,278	480,717
Chr Hansen Holding A/S	3,709	270,402
Coloplast A/S, Class B	3,878	583,399
Danske Bank A/S	22,064	373,720
Demant A/S(a)	3,549	149,983
DSV A/S	6,647	1,223,425
Genmab A/S(a)	2,138	718,574
GN Store Nord AS	4,066	214,941
Novo Nordisk A/S, Class B	54,896	5,680,825
Novozymes A/S, Class B	6,705	440,066
Orsted AS(c)	6,255	809,485
Pandora A/S	3,265	334,327
Rockwool International A/S, Class B	276	94,616
Tryg A/S	11,783	266,600
Vestas Wind Systems A/S	33,170	1,069,623

		13,691,784

Finland — 0.3%
Elisa Oyj	4,645	257,366
Fortum Oyj	14,501	303,474
Kesko Oyj, Class B	8,691	255,773
Kone Oyj, Class B	11,078	646,441
Neste Oyj	13,807	538,399
Nokia Oyj(a)	178,799	966,827
Nordea Bank Abp	105,647	1,168,828
Orion Oyj, Class B	3,468	162,853
Sampo Oyj, Class A	16,265	767,456
Stora Enso Oyj, Class R	19,018	362,180
UPM-Kymmene Oyj	17,414	601,710
Wartsila OYJ Abp	15,744	176,326

		6,207,633

France — 3.1%
Accor SA(a)	5,581	190,609
Aeroports de Paris(a)	964	136,300
Air Liquide SA	15,441	2,564,829
Airbus SE(a)	19,495	2,489,103
Alstom SA	10,346	263,201
Amundi SA(c)	1,993	138,226
Arkema SA	1,996	264,704
AXA SA	63,096	1,707,227
BioMerieux	1,354	148,820
BNP Paribas SA	36,671	2,127,817
Bollore SA	29,086	147,178
Bouygues SA	7,482	267,542
Bureau Veritas SA	9,613	274,863
Capgemini SE	5,231	1,095,003
Carrefour SA	20,443	410,991
Cie. de Saint-Gobain	16,502	1,023,208
Cie. Generale des Etablissements Michelin SCA	5,529	761,109
CNP Assurances	5,635	137,343
Covivio	1,712	140,059
Credit Agricole SA	40,572	516,820
Danone SA	21,368	1,300,013
Dassault Aviation SA	828	123,215

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Dassault Systemes SE	21,678	$1,045,666
Edenred	8,155	371,092
Eiffage SA	2,714	276,459
Electricite de France SA	15,537	140,463
Engie SA	59,602	949,606
EssilorLuxottica SA	9,344	1,631,184
Eurazeo SE	1,298	100,258
Eurofins Scientific SE	4,463	452,896
Faurecia SE	3,842	144,667
Gecina SA	1,497	190,240
Getlink SE	14,431	235,360
Hermes International	1,035	1,427,303
Ipsen SA	1,227	142,773
Kering SA	2,443	1,694,547
Klepierre SA	6,951	198,691
La Francaise des Jeux SAEM(c)	3,139	130,119
Legrand SA	8,720	822,645
L’Oreal SA	8,183	3,234,938
LVMH Moet Hennessy Louis Vuitton SE	9,047	6,648,685
Orange SA	65,145	787,713
Orpea SA	1,682	69,652
Pernod Ricard SA	6,785	1,481,167
Publicis Groupe SA	7,457	494,889
Remy Cointreau SA	742	142,800
Renault SA(a)	6,348	198,934
Safran SA	11,221	1,426,718
Sanofi	37,077	3,875,752
Sartorius Stedim Biotech	904	346,657
Schneider Electric SE	17,628	2,731,213
SEB SA	902	131,183
Societe Generale SA	26,466	748,393
Sodexo SA	2,881	240,525
Teleperformance	1,919	712,068
Thales SA	3,465	396,129
TotalEnergies SE	82,036	4,179,340
Ubisoft Entertainment SA(a)	3,041	163,049
Unibail-Rodamco-Westfield(a)(b)	4,131	314,889
Valeo	7,516	165,759
Veolia Environnement SA	21,396	746,008
Vinci SA	17,639	1,849,474
Vivendi SE	25,574	322,840
Wendel SE	878	89,133
Worldline SA/France(a)(c)	7,783	396,880

		58,076,937

Germany — 2.2%
adidas AG	6,202	1,466,411
Allianz SE, Registered	13,443	3,030,285
Aroundtown SA	32,702	201,645
BASF SE	30,199	2,010,838
Bayer AG, Registered	31,975	1,846,971
Bayerische Motoren Werke AG	10,790	1,039,154
Bechtle AG	2,680	137,474
Beiersdorf AG	3,290	333,501
Brenntag SE	5,040	422,516
Carl Zeiss Meditec AG, Bearer	1,316	206,526
Commerzbank AG(a)	32,793	274,055
Continental AG(a)	3,524	300,291
Covestro AG(c)	6,068	320,910
Daimler Truck Holding AG(a)	13,669	416,570
Delivery Hero SE(a)(c)	5,280	283,011

Security	Shares	Value

Germany (continued)
Deutsche Bank AG, Registered(a)	68,166	$841,495
Deutsche Boerse AG	6,192	1,054,019
Deutsche Lufthansa AG, Registered(a)	21,359	162,222
Deutsche Post AG, Registered	32,319	1,624,424
Deutsche Telekom AG, Registered	108,678	1,948,018
E.ON SE	73,222	995,932
Evonik Industries AG	6,861	206,527
Fresenius Medical Care AG & Co. KGaA	6,693	429,414
Fresenius SE & Co. KGaA	13,127	458,030
GEA Group AG	5,016	219,343
Hannover Rueck SE	1,964	361,576
HeidelbergCement AG	4,701	305,033
HelloFresh SE(a)	5,455	297,548
Henkel AG & Co. KGaA	3,388	260,494
Infineon Technologies AG	42,623	1,442,188
KION Group AG	2,358	189,032
Knorr-Bremse AG	2,369	208,851
LANXESS AG	2,720	132,496
LEG Immobilien SE	2,378	305,788
Mercedes-Benz Group AG	27,906	2,180,002
Merck KGaA	4,213	835,638
MTU Aero Engines AG	1,767	422,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,561	1,251,252
Nemetschek SE	1,883	167,081
Puma SE	3,445	315,922
Rational AG	165	121,434
RWE AG	20,961	970,555
SAP SE	34,036	3,839,397
Scout24 SE(c)	2,992	174,524
Siemens AG, Registered	24,933	3,512,619
Siemens Healthineers AG(c)	8,907	571,566
Symrise AG	4,196	499,100
Telefonica Deutschland Holding AG	34,328	93,676
Uniper SE	2,997	95,877
United Internet AG, Registered(d)	3,181	108,180
Volkswagen AG	1,058	273,640
Vonovia SE	23,640	1,254,883
Zalando SE(a)(c)	7,253	480,052

		40,900,981

Hong Kong — 0.8%
AIA Group Ltd.	394,200	4,093,312
BOC Hong Kong Holdings Ltd.	122,500	440,395
Budweiser Brewing Co. APAC Ltd.(c)	56,700	175,995
Chow Tai Fook Jewellery Group Ltd.(a)	64,600	134,144
CK Asset Holdings Ltd.	69,000	435,807
CK Infrastructure Holdings Ltd.	19,500	121,056
CLP Holdings Ltd.	56,000	570,488
ESR Cayman Ltd.(a)(c)	69,400	214,101
Futu Holdings Ltd., ADR(a)	1,689	72,205
Galaxy Entertainment Group Ltd.(a)	68,000	379,252
Hang Lung Properties Ltd.	59,000	123,669
Hang Seng Bank Ltd.	25,500	470,248
Henderson Land Development Co. Ltd.	48,000	199,562
HK Electric Investments & HK Electric Investments Ltd., Class SS	85,000	83,862
HKT Trust & HKT Ltd., Class SS	126,000	169,943
Hong Kong & China Gas Co. Ltd.	358,589	542,275
Hong Kong Exchanges & Clearing Ltd.	38,400	1,860,735
Hongkong Land Holdings Ltd.	38,800	210,117

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Jardine Matheson Holdings Ltd.	6,800	$404,600
Link REIT	69,000	557,575
Melco Resorts & Entertainment Ltd., ADR(a)	6,948	69,619
MTR Corp. Ltd.	53,000	274,726
New World Development Co. Ltd.	45,333	181,316
Power Assets Holdings Ltd.	48,500	305,673
Sands China Ltd.(a)	77,200	203,614
Sino Land Co. Ltd.	118,000	148,939
SITC International Holdings Co. Ltd.(b)	42,000	173,173
Sun Hung Kai Properties Ltd.	46,000	534,786
Swire Pacific Ltd., Class A	14,500	80,130
Swire Properties Ltd.	37,200	96,739
Techtronic Industries Co. Ltd.	48,000	804,291
WH Group Ltd.(c)	275,500	192,402
Wharf Real Estate Investment Co. Ltd.	54,000	242,421
Xinyi Glass Holdings Ltd.	60,000	159,824

		14,726,994

Ireland — 0.6%
CRH PLC	25,495	1,158,957
Flutter Entertainment PLC, Class DI(a)	5,465	787,004
James Hardie Industries PLC	14,643	478,051
Kerry Group PLC, Class A	5,227	622,740
Kingspan Group PLC	5,111	499,152
Linde PLC(a)	16,828	4,934,643
Seagate Technology Holdings PLC	6,728	694,060
Smurfit Kappa Group PLC	8,104	404,732
STERIS PLC	3,273	785,520
Trane Technologies PLC	7,765	1,195,266

		11,560,125

Israel — 0.2%
Azrieli Group Ltd.	1,380	117,730
Bank Hapoalim BM	33,091	350,715
Bank Leumi Le-Israel BM	45,239	490,070
Check Point Software Technologies Ltd.(a)	3,463	501,719
CyberArk Software Ltd.(a)(b)	1,328	225,946
Elbit Systems Ltd.	869	178,646
Fiverr International Ltd.(a)(b)	948	74,807
ICL Group Ltd.	23,122	262,586
Inmode Ltd.(a)	1,622	69,243
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	38,075	251,072
Kornit Digital Ltd.(a)(b)	1,508	143,004
Mizrahi Tefahot Bank Ltd.	4,602	179,843
Nice Ltd.(a)	2,063	466,667
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	36,282	294,973
Wix.com Ltd.(a)	1,775	162,555

		3,769,581

Italy — 0.6%
Amplifon SpA	4,075	174,876
Assicurazioni Generali SpA	36,115	714,240
Atlantia SpA(a)	15,982	293,993
DiaSorin SpA	813	121,669
Enel SpA	265,171	1,954,029
Eni SpA	82,324	1,280,526
Ferrari NV	4,104	881,902
FinecoBank Banca Fineco SpA	13,538	225,622
Infrastrutture Wireless Italiane SpA(c)	11,042	112,753
Intesa Sanpaolo SpA	538,518	1,376,628
Mediobanca Banca di Credito Finanziario SpA	20,356	211,992

Security	Shares	Value

Italy (continued)
Moncler SpA	6,698	$402,215
Nexi SpA(a)(c)	15,317	209,199
Poste Italiane SpA(c)	17,111	196,255
Prysmian SpA	8,327	274,120
Recordati Industria Chimica e Farmaceutica SpA	3,414	166,984
Snam SpA	65,887	366,085
Telecom Italia SpA/Milano	335,060	140,774
Terna - Rete Elettrica Nazionale	46,012	376,967
UniCredit SpA	69,520	878,351

		10,359,180

Japan — 6.3%
Advantest Corp.	5,800	466,116
Aeon Co. Ltd.	20,700	468,931
AGC Inc.	5,600	248,430
Aisin Corp.	4,300	156,624
Ajinomoto Co. Inc.	15,200	442,943
ANA Holdings Inc.(a)	4,800	105,687
Asahi Group Holdings Ltd.	15,000	605,090
Asahi Intecc Co. Ltd.	6,300	136,038
Asahi Kasei Corp.	42,900	402,609
Astellas Pharma Inc.	62,200	1,037,758
Azbil Corp.	3,600	136,652
Bandai Namco Holdings Inc.	5,800	425,205
Benefit One Inc.	2,300	53,272
Bridgestone Corp.	18,200	749,493
Brother Industries Ltd.	8,500	154,708
Canon Inc.	32,300	760,114
Capcom Co. Ltd.	5,100	123,781
Central Japan Railway Co.	4,200	567,488
Chiba Bank Ltd./The	17,000	106,861
Chubu Electric Power Co. Inc.	20,400	203,769
Chugai Pharmaceutical Co. Ltd.	21,200	703,281
Concordia Financial Group Ltd.	33,900	137,915
Cosmos Pharmaceutical Corp.	600	83,189
CyberAgent Inc.	13,400	175,348
Dai Nippon Printing Co. Ltd.	6,500	169,680
Daifuku Co. Ltd.	3,000	216,980
Dai-ichi Life Holdings Inc.	32,300	670,811
Daiichi Sankyo Co. Ltd.	59,000	1,439,329
Daikin Industries Ltd.	7,900	1,459,956
Daito Trust Construction Co. Ltd.	1,900	210,216
Daiwa House Industry Co. Ltd.	18,100	513,321
Daiwa House REIT Investment Corp.	64	173,570
Daiwa Securities Group Inc.	48,500	286,756
Denso Corp.	14,200	998,546
Dentsu Group Inc.	6,300	251,371
Disco Corp.	900	254,821
East Japan Railway Co.	10,400	617,851
Eisai Co. Ltd.	8,400	416,764
ENEOS Holdings Inc.	103,800	411,026
FANUC Corp.	6,000	1,102,213
Fast Retailing Co. Ltd.	2,000	1,078,819
Fuji Electric Co. Ltd.	3,600	185,226
FUJIFILM Holdings Corp.	12,100	769,126
Fujitsu Ltd.	6,100	886,232
GLP J-Reit	140	209,021
GMO Payment Gateway Inc.	1,400	135,419
Hakuhodo DY Holdings Inc.	8,400	111,623
Hamamatsu Photonics KK	4,700	238,156
Hankyu Hanshin Holdings Inc.	8,300	248,312

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hikari Tsushin Inc.	600	$74,558
Hino Motors Ltd.	10,000	93,968
Hirose Electric Co. Ltd.	1,100	165,399
Hitachi Construction Machinery Co. Ltd.	3,100	75,862
Hitachi Ltd.	31,400	1,552,815
Hitachi Metals Ltd.(a)	6,200	110,518
Honda Motor Co. Ltd.	55,500	1,686,139
Hoshizaki Corp.	1,600	111,554
Hoya Corp.	12,400	1,615,331
Hulic Co. Ltd.	12,700	115,698
Ibiden Co. Ltd.	3,100	151,399
Idemitsu Kosan Co. Ltd.	6,100	163,520
Iida Group Holdings Co. Ltd.	4,300	79,804
Inpex Corp.	33,000	340,148
Isuzu Motors Ltd.	18,600	251,558
Ito En Ltd.	1,600	92,019
ITOCHU Corp.	41,500	1,352,427
Itochu Techno-Solutions Corp.	2,800	72,586
Japan Airlines Co. Ltd.(a)	4,200	83,280
Japan Exchange Group Inc.	16,500	308,980
Japan Metropolitan Fund Invest	236	191,005
Japan Post Bank Co. Ltd.	13,400	117,576
Japan Post Holdings Co. Ltd.	81,800	676,134
Japan Post Insurance Co. Ltd.	5,800	99,057
Japan Real Estate Investment Corp.	36	192,303
Japan Tobacco Inc.	41,400	761,394
JFE Holdings Inc.	15,900	236,712
JSR Corp.	5,900	185,601
Kajima Corp.	14,700	197,840
Kakaku.com Inc.	3,900	85,803
Kansai Electric Power Co. Inc./The	23,700	238,961
Kansai Paint Co. Ltd.	5,200	104,368
Kao Corp.	15,400	719,902
KDDI Corp.	55,200	1,796,276
Keio Corp.	3,000	122,751
Keisei Electric Railway Co. Ltd.	3,800	106,422
Keyence Corp.	6,300	2,979,904
Kikkoman Corp.	4,600	342,920
Kintetsu Group Holdings Co. Ltd.(a)	5,000	150,212
Kirin Holdings Co. Ltd.	27,200	452,212
Kobayashi Pharmaceutical Co. Ltd.	1,600	137,039
Kobe Bussan Co. Ltd.	4,000	132,439
Koei Tecmo Holdings Co. Ltd.	1,700	59,033
Koito Manufacturing Co. Ltd.	3,000	155,169
Komatsu Ltd.	28,700	660,213
Konami Holdings Corp.	2,800	159,294
Kose Corp.	1,200	137,567
Kubota Corp.	33,100	593,869
Kurita Water Industries Ltd.	2,900	119,842
Kyocera Corp.	11,000	633,083
Kyowa Kirin Co. Ltd.	9,500	243,114
Lasertec Corp.	2,300	426,357
Lawson Inc.	1,500	62,544
Lion Corp.	6,500	85,197
Lixil Corp.	9,400	209,501
M3 Inc.	14,500	545,541
Makita Corp.	7,100	253,052
Marubeni Corp.	52,000	545,825
Mazda Motor Corp.(a)	18,200	134,614
McDonald’s Holdings Co. Japan Ltd.	2,300	98,896

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	5,300	$97,001
MEIJI Holdings Co. Ltd.	3,600	216,065
Mercari Inc.(a)	3,000	93,960
MINEBEA MITSUMI Inc.	12,200	267,801
MISUMI Group Inc.	9,900	317,371
Mitsubishi Chemical Holdings Corp.	43,700	310,437
Mitsubishi Corp.	43,700	1,469,355
Mitsubishi Electric Corp.	61,200	740,246
Mitsubishi Estate Co. Ltd.	40,900	624,472
Mitsubishi Gas Chemical Co. Inc.	4,600	81,613
Mitsubishi HC Capital Inc.	20,900	108,689
Mitsubishi Heavy Industries Ltd.	10,900	321,469
Mitsubishi UFJ Financial Group Inc.	391,200	2,401,570
Mitsui & Co. Ltd.	51,900	1,294,007
Mitsui Chemicals Inc.	5,400	138,049
Mitsui Fudosan Co. Ltd.	29,900	665,456
Mitsui OSK Lines Ltd.	3,800	308,720
Miura Co. Ltd.	2,600	71,260
Mizuho Financial Group Inc.	79,890	1,052,880
MonotaRO Co. Ltd.	8,900	167,525
MS&AD Insurance Group Holdings Inc.	14,600	494,016
Murata Manufacturing Co. Ltd.	18,300	1,243,763
NEC Corp.	7,800	337,472
Nexon Co. Ltd.	16,000	349,557
NGK Insulators Ltd.	9,100	141,322
Nidec Corp.	14,600	1,269,231
Nihon M&A Center Holdings Inc.	10,400	153,827
Nintendo Co. Ltd.	3,500	1,772,581
Nippon Building Fund Inc.	48	275,055
Nippon Express Holdings Inc.	2,200	133,364
Nippon Paint Holdings Co. Ltd.	23,900	213,907
Nippon Prologis REIT Inc.	60	176,403
Nippon Sanso Holdings Corp.	4,400	85,993
Nippon Shinyaku Co. Ltd.	1,400	91,182
Nippon Steel Corp.	28,647	524,497
Nippon Telegraph & Telephone Corp.	39,100	1,123,769
Nippon Yusen KK	5,100	477,824
Nissan Chemical Corp.	3,500	198,941
Nissan Motor Co. Ltd.(a)	77,200	368,181
Nisshin Seifun Group Inc.	5,800	82,325
Nissin Foods Holdings Co. Ltd.	1,800	143,815
Nitori Holdings Co. Ltd.	2,500	376,195
Nitto Denko Corp.	4,500	328,403
Nomura Holdings Inc.	103,900	474,104
Nomura Real Estate Holdings Inc.	3,500	87,145
Nomura Real Estate Master Fund Inc.	140	184,626
Nomura Research Institute Ltd.	11,400	400,172
NTT Data Corp.	20,000	379,882
Obayashi Corp.	20,500	171,646
Obic Co. Ltd.	2,200	353,835
Odakyu Electric Railway Co. Ltd.	10,200	168,285
Oji Holdings Corp.	26,900	137,436
Olympus Corp.	35,400	718,991
Omron Corp.	5,400	367,462
Ono Pharmaceutical Co. Ltd.	12,400	305,288
Open House Group Co. Ltd.	2,400	109,126
Oracle Corp. Japan	1,100	78,568
Oriental Land Co. Ltd./Japan	6,800	1,257,080
ORIX Corp.	42,000	832,571
Orix JREIT Inc.	92	128,710

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	12,500	$228,766
Otsuka Corp.	3,300	128,184
Otsuka Holdings Co. Ltd.	13,000	448,164
Pan Pacific International Holdings Corp.	13,600	222,605
Panasonic Corp.	73,900	771,760
Persol Holdings Co. Ltd.	5,200	116,489
Pola Orbis Holdings Inc.	2,700	42,533
Rakuten Group Inc.	28,500	242,268
Recruit Holdings Co. Ltd.	44,300	1,869,911
Renesas Electronics Corp.(a)	43,000	506,570
Resona Holdings Inc.	69,100	309,036
Ricoh Co. Ltd.	21,100	180,000
Rinnai Corp.	1,100	90,493
Rohm Co. Ltd.	3,000	239,261
Ryohin Keikaku Co. Ltd.	9,000	132,549
Santen Pharmaceutical Co. Ltd.	12,100	137,905
SBI Holdings Inc./Japan	8,700	228,218
SCSK Corp.	4,600	78,754
Secom Co. Ltd.	7,100	521,469
Seiko Epson Corp.	9,700	149,190
Sekisui Chemical Co. Ltd.	12,600	206,337
Sekisui House Ltd.	19,600	399,607
Seven & i Holdings Co. Ltd.	25,200	1,226,175
SG Holdings Co. Ltd.	10,900	231,027
Sharp Corp./Japan	6,200	58,628
Shimadzu Corp.	8,500	306,144
Shimano Inc.	2,200	512,309
Shimizu Corp.	17,700	117,159
Shin-Etsu Chemical Co. Ltd.	11,873	1,854,421
Shionogi & Co. Ltd.	9,300	618,379
Shiseido Co. Ltd.	13,300	763,235
Shizuoka Bank Ltd./The	14,600	107,940
SMC Corp.	1,900	1,135,001
SoftBank Corp.	96,500	1,219,218
SoftBank Group Corp.	39,900	1,790,552
Sohgo Security Services Co. Ltd.	2,100	75,819
Sompo Holdings Inc.	10,800	468,915
Sony Group Corp.	41,500	4,240,146
Square Enix Holdings Co. Ltd.	2,500	121,921
Stanley Electric Co. Ltd.	3,800	90,299
Subaru Corp.	19,500	319,815
SUMCO Corp.	11,300	188,586
Sumitomo Chemical Co. Ltd.	49,800	237,757
Sumitomo Corp.	36,000	587,362
Sumitomo Dainippon Pharma Co. Ltd.	5,200	57,068
Sumitomo Electric Industries Ltd.	25,200	334,533
Sumitomo Metal Mining Co. Ltd.	8,800	438,966
Sumitomo Mitsui Financial Group Inc.	43,100	1,528,423
Sumitomo Mitsui Trust Holdings Inc.	11,400	405,065
Sumitomo Realty & Development Co. Ltd.	10,600	311,834
Suntory Beverage & Food Ltd.	4,100	163,381
Suzuki Motor Corp.	12,300	489,761
Sysmex Corp.	4,900	392,247
T&D Holdings Inc.	17,300	251,256
Taisei Corp.	5,600	186,208
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	54,604
Takeda Pharmaceutical Co. Ltd.	52,126	1,589,337
TDK Corp.	12,900	522,104
Terumo Corp.	20,400	662,559
TIS Inc.	6,500	153,846

Security	Shares	Value

Japan (continued)
Tobu Railway Co. Ltd.	5,500	$135,193
Toho Co. Ltd./Tokyo	3,200	133,457
Tokio Marine Holdings Inc.	19,900	1,132,331
Tokyo Century Corp.	1,100	48,226
Tokyo Electric Power Co. Holdings Inc.(a)	54,900	172,331
Tokyo Electron Ltd.	5,000	2,453,887
Tokyo Gas Co. Ltd.	12,500	254,604
Tokyu Corp.	16,200	216,049
TOPPAN INC	9,200	181,280
Toray Industries Inc.	46,800	266,886
Toshiba Corp.	13,900	554,190
Tosoh Corp.	9,000	139,663
TOTO Ltd.	4,100	172,597
Toyo Suisan Kaisha Ltd.	2,600	109,296
Toyota Industries Corp.	4,700	357,487
Toyota Motor Corp.	347,300	6,354,262
Toyota Tsusho Corp.	6,200	257,393
Trend Micro Inc./Japan	3,900	217,880
Tsuruha Holdings Inc.	1,200	96,474
Unicharm Corp.	13,400	505,102
USS Co. Ltd.	6,400	106,317
Welcia Holdings Co. Ltd.	2,700	72,001
West Japan Railway Co.	6,900	297,693
Yakult Honsha Co. Ltd.	4,200	227,929
Yamaha Corp.	4,300	201,750
Yamaha Motor Co. Ltd.	10,300	231,540
Yamato Holdings Co. Ltd.	10,100	198,352
Yaskawa Electric Corp.	8,600	344,316
Yokogawa Electric Corp.	8,300	133,915
Z Holdings Corp.	89,900	440,047
ZOZO Inc.	3,600	102,512

		119,595,077

Liechtenstein — 0.1%
ArcelorMittal SA	21,911	679,868
Tenaris SA	15,470	199,366

		879,234

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(c)	14,184	188,750
Adyen NV(a)(c)	650	1,354,777
Aegon NV	63,733	314,828
AerCap Holdings NV(a)	4,408	239,927
Akzo Nobel NV	6,119	582,175
Argenx SE(a)(b)	1,536	444,738
ASM International NV	1,559	503,506
ASML Holding NV	13,503	9,033,828
CNH Industrial NV	33,438	475,639
Davide Campari-Milano NV	17,106	186,162
Euronext NV(c)	2,861	258,266
EXOR NV	3,625	274,650
Heineken Holding NV	3,849	314,344
Heineken NV	8,637	876,124
IMCD NV	1,898	308,314
ING Groep NV	129,347	1,510,578
InPost SA(a)	6,588	40,685
JDE Peet’s NV	3,370	110,635
Just Eat Takeaway.com NV(a)(c)	6,074	245,828
Koninklijke Ahold Delhaize NV	34,851	1,072,095
Koninklijke DSM NV	5,821	1,092,974
Koninklijke KPN NV	112,455	384,836

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV	30,375	$1,037,569
NN Group NV	9,019	432,866
NXP Semiconductors NV	8,778	1,668,873
Prosus NV	30,956	1,921,799
QIAGEN NV(a)	7,627	383,199
Randstad NV	4,099	279,341
Stellantis NV	67,880	1,233,507
STMicroelectronics NV	22,962	963,899
Universal Music Group NV	24,186	552,227
Wolters Kluwer NV	8,918	908,653

		29,195,592

New Zealand — 0.1%
Auckland International Airport Ltd.(a)	40,947	198,266
Fisher & Paykel Healthcare Corp. Ltd.	19,771	371,537
Mercury NZ Ltd.	22,412	87,301
Meridian Energy Ltd.	42,013	142,638
Ryman Healthcare Ltd.	13,953	94,907
Spark New Zealand Ltd.	61,207	187,924
Xero Ltd.(a)	4,360	299,785

		1,382,358

Norway — 0.2%
Adevinta ASA(a)	8,057	86,313
Aker BP ASA	4,130	129,354
DNB Bank ASA	30,347	679,417
Equinor ASA	31,527	991,067
Gjensidige Forsikring ASA	6,548	161,962
Mowi ASA	12,692	326,804
Norsk Hydro ASA	39,635	376,377
Orkla ASA	24,577	230,222
Schibsted ASA, Class A	2,395	68,827
Schibsted ASA, Class B	3,193	82,652
Telenor ASA	22,862	338,257
Yara International ASA	5,412	275,633

		3,746,885

Portugal — 0.0%
EDP - Energias de Portugal SA	90,669	442,687
Galp Energia SGPS SA	16,424	181,802
Jeronimo Martins SGPS SA	9,259	201,862

		826,351

Singapore — 0.4%
Ascendas Real Estate Investment Trust	110,816	227,222
CapitaLand Integrated Commercial Trust(b)	161,876	253,338
Capitaland Investment Ltd./Singapore(a)	88,300	241,965
City Developments Ltd.	13,500	71,435
DBS Group Holdings Ltd.	59,600	1,498,352
Genting Singapore Ltd.	200,500	114,620
Keppel Corp. Ltd.	47,500	211,468
Mapletree Commercial Trust	71,800	96,286
Mapletree Logistics Trust	103,900	135,084
Oversea-Chinese Banking Corp. Ltd.	111,600	967,061
Sea Ltd., ADR(a)	10,472	1,524,723
Singapore Airlines Ltd.(a)	44,700	169,256
Singapore Exchange Ltd.	7,500	52,033
Singapore Technologies Engineering Ltd.	51,200	145,097
Singapore Telecommunications Ltd.	276,500	518,652
United Overseas Bank Ltd.	40,100	891,238
UOL Group Ltd.	15,100	78,255
Venture Corp. Ltd.	9,700	126,531

Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	63,300	$205,727

		7,528,343

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	8,187	198,949
Aena SME SA(a)(c)	2,445	399,037
Amadeus IT Group SA(a)	14,603	963,456
Banco Bilbao Vizcaya Argentaria SA	216,074	1,282,124
Banco Santander SA	567,421	1,889,521
CaixaBank SA	144,690	475,246
Cellnex Telecom SA(c)	16,900	764,424
EDP Renovaveis SA	9,414	228,828
Enagas SA	2,268	47,931
Endesa SA	10,386	228,299
Ferrovial SA	15,863	432,175
Grifols SA	9,768	185,202
Iberdrola SA	190,000	2,155,661
Industria de Diseno Textil SA	35,440	924,480
Naturgy Energy Group SA	6,387	171,361
Red Electrica Corp. SA	5,764	114,187
Repsol SA	47,345	614,350
Siemens Gamesa Renewable Energy SA(a)(b)	7,803	179,545
Telefonica SA	171,791	820,460

		12,075,236

Sweden — 0.9%
Alfa Laval AB	10,272	333,130
Assa Abloy AB, Class B	32,232	846,016
Atlas Copco AB, Class A	22,123	1,134,558
Atlas Copco AB, Class B	12,731	575,253
Boliden AB	8,755	389,426
Electrolux AB, Class B	7,384	132,212
Embracer Group AB(a)(b)	15,563	133,595
Epiroc AB, Class A	21,518	404,337
Epiroc AB, Class B	12,753	206,731
EQT AB	9,586	320,844
Essity AB, Class B	20,384	524,601
Evolution AB(c)	5,638	646,448
Fastighets AB Balder, Class B(a)	3,431	213,885
Getinge AB, Class B	7,472	290,022
H & M Hennes & Mauritz AB, Class B	24,979	416,877
Hexagon AB, Class B	64,572	872,347
Husqvarna AB, Class B	13,701	165,016
Industrivarden AB, Class A	3,716	102,617
Industrivarden AB, Class C	5,229	141,731
Investment AB Latour, Class B	4,849	133,943
Investor AB	16,288	360,168
Investor AB, Class B	59,387	1,209,266
Kinnevik AB, Class B(a)	7,916	201,544
L E Lundbergforetagen AB, Class B	2,494	120,428
Lifco AB, Class B	7,626	173,351
Lundin Energy AB	6,637	244,899
Nibe Industrier AB, Class B	47,033	418,677
Sagax AB, Class B	5,268	143,244
Sandvik AB	36,826	793,693
Securitas AB, Class B	10,272	124,362
Sinch AB(a)(b)(c)	17,102	144,262
Skandinaviska Enskilda Banken AB, Class A	53,109	611,835
Skanska AB, Class B	11,124	251,773
SKF AB, Class B	12,492	230,655
Svenska Cellulosa AB SCA, Class B	19,382	316,228

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	47,152	$448,265
Swedbank AB, Class A	29,559	477,587
Swedish Match AB	51,661	375,562
Tele2 AB, Class B	16,398	217,292
Telefonaktiebolaget LM Ericsson, Class B	93,256	858,132
Telia Co. AB	87,956	327,036
Volvo AB, Class A	6,567	128,329
Volvo AB, Class B	46,957	903,165

		17,063,342

Switzerland — 2.9%
ABB Ltd., Registered	52,955	1,789,503
Adecco Group AG, Registered	5,216	246,344
Alcon Inc.	16,036	1,238,902
Bachem Holding AG, Class B, Registered	197	117,240
Baloise Holding AG, Registered	1,557	261,175
Barry Callebaut AG, Registered	120	276,799
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	31	328,838
Chocoladefabriken Lindt & Spruengli AG, Registered	3	336,735
Cie. Financiere Richemont SA, Class A, Registered	17,306	2,317,386
Clariant AG, Registered	7,292	131,641
Coca-Cola HBC AG, Class DI	6,545	166,286
Credit Suisse Group AG, Registered	89,141	746,743
EMS-Chemie Holding AG, Registered	236	233,435
Geberit AG, Registered	1,196	782,396
Givaudan SA, Registered	300	1,252,622
Holcim Ltd.	16,814	846,383
Julius Baer Group Ltd.	7,447	436,070
Kuehne + Nagel International AG, Registered	1,825	497,705
Logitech International SA, Registered	5,815	435,130
Lonza Group AG, Registered	2,400	1,660,564
Nestle SA, Registered	92,093	11,999,324
Novartis AG, Registered	71,267	6,263,756
Partners Group Holding AG	754	1,019,249
Roche Holding AG, Bearer	1,118	466,663
Roche Holding AG, NVS	22,883	8,666,554
Schindler Holding AG, Participation Certificates, NVS	1,381	316,864
Schindler Holding AG, Registered	666	149,285
SGS SA, Registered	191	546,518
Siemens Energy AG(a)	13,058	310,568
Sika AG, Registered	4,567	1,515,489
Sonova Holding AG, Registered	1,839	712,050
Straumann Holding AG, Registered	327	519,427
Swatch Group AG (The), Bearer	968	297,676
Swatch Group AG (The), Registered	1,785	105,748
Swiss Life Holding AG, Registered	1,053	642,517
Swiss Prime Site AG, Registered	2,566	251,451
Swiss Re AG	9,678	924,788
Swisscom AG, Registered	876	524,735
Temenos AG, Registered	2,269	228,067
UBS Group AG, Registered	113,593	2,089,744
VAT Group AG(c)	908	343,129
Vifor Pharma AG	1,638	287,517
Zurich Insurance Group AG	5,010	2,299,570

		54,582,586

United Kingdom — 3.8%
3i Group PLC	31,736	565,349
abrdn plc	71,086	197,031
Admiral Group PLC	6,792	270,563

Security	Shares	Value

United Kingdom (continued)
Amcor PLC	51,579	$599,864
Anglo American PLC	42,472	2,155,952
Antofagasta PLC	12,865	260,488
Aptiv PLC(a)	8,848	1,145,285
Ashtead Group PLC	14,588	947,955
Associated British Foods PLC	11,609	297,027
AstraZeneca PLC	50,496	6,137,603
Auto Trader Group PLC(c)	31,277	276,616
AVEVA Group PLC	3,925	129,972
Aviva PLC	127,773	715,960
BAE Systems PLC	104,548	1,003,764
Barclays PLC	551,775	1,348,295
Barratt Developments PLC	33,230	270,665
Berkeley Group Holdings PLC	3,658	190,239
BP PLC	655,879	3,196,828
British American Tobacco PLC	71,520	3,134,499
British Land Co. PLC/The	28,694	202,772
BT Group PLC	292,857	730,705
Bunzl PLC	10,993	434,419
Burberry Group PLC	13,195	342,096
Clarivate PLC(a)(b)	11,524	172,630
Coca-Cola Europacific Partners PLC	6,710	343,619
Compass Group PLC	58,653	1,325,737
Croda International PLC	4,545	454,950
DCC PLC	3,208	251,743
Diageo PLC	76,077	3,769,033
Entain PLC(a)	19,793	444,994
Experian PLC	30,049	1,173,848
Ferguson PLC	7,244	1,103,826
GlaxoSmithKline PLC	164,018	3,420,453
Halma PLC	12,380	399,305
Hargreaves Lansdown PLC	11,594	175,721
Hikma Pharmaceuticals PLC	5,658	157,518
HSBC Holdings PLC	668,333	4,639,756
Imperial Brands PLC	29,939	654,654
Informa PLC(a)	49,003	387,998
InterContinental Hotels Group PLC(a)	5,997	417,588
Intertek Group PLC	5,264	377,860
J Sainsbury PLC	56,998	210,215
JD Sports Fashion PLC	84,097	169,173
Johnson Matthey PLC	6,309	158,542
Kingfisher PLC	68,541	279,603
Land Securities Group PLC	22,977	243,481
Legal & General Group PLC	195,812	724,001
Lloyds Banking Group PLC	2,310,713	1,489,266
London Stock Exchange Group PLC	10,655	930,785
M&G PLC	84,745	233,292
Melrose Industries PLC	142,524	281,979
Mondi PLC	15,884	333,269
National Grid PLC	117,898	1,782,543
NatWest Group PLC	188,014	576,105
Next PLC	4,338	397,198
Ocado Group PLC(a)	15,593	286,738
Pearson PLC	24,584	212,674
Persimmon PLC	10,508	338,185
Phoenix Group Holdings PLC	22,855	189,429
Prudential PLC	85,622	1,294,473
Reckitt Benckiser Group PLC	23,278	1,971,114
RELX PLC	63,029	1,919,421
Rentokil Initial PLC	63,246	429,210

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC(a)	272,470	$375,862
Royalty Pharma PLC, Class A	11,201	439,751
Sage Group PLC/The	35,972	337,469
Schroders PLC	4,053	165,922
Segro PLC	39,156	680,964
Sensata Technologies Holding PLC(a)	5,204	301,364
Severn Trent PLC	8,157	313,824
Smith & Nephew PLC	28,660	512,610
Smiths Group PLC	12,931	263,800
Spirax-Sarco Engineering PLC	2,357	375,599
SSE PLC	34,035	772,415
St. James’s Place PLC	17,595	329,870
Standard Chartered PLC	85,792	611,405
Taylor Wimpey PLC	128,543	257,830
Tesco PLC	255,840	991,113
Unilever PLC	84,590	4,249,122
United Utilities Group PLC	22,236	319,146
Vodafone Group PLC	911,229	1,604,071
Whitbread PLC(a)	6,588	257,165
WPP PLC	38,868	546,674

		72,381,852

United States — 67.6%
10X Genomics Inc., Class A(a)	2,442	198,950
3M Co.	18,874	2,805,620
A O Smith Corp.	4,371	299,763
Abbott Laboratories	57,800	6,971,836
AbbVie Inc.	57,617	8,514,064
ABIOMED Inc.(a)	1,485	461,449
Accenture PLC, Class A	20,682	6,535,926
Activision Blizzard Inc.	25,418	2,071,567
Adobe Inc.(a)	15,534	7,264,941
Advance Auto Parts Inc.	2,063	421,842
Advanced Micro Devices Inc.(a)	53,461	6,593,880
AES Corp. (The)	21,724	461,201
Affirm Holdings Inc.(a)(b)	5,536	231,626
Aflac Inc.	20,823	1,272,077
Agilent Technologies Inc.	9,892	1,289,521
AGNC Investment Corp.	16,728	215,958
Air Products and Chemicals Inc.	7,219	1,705,850
Airbnb Inc., Class A(a)	9,648	1,461,576
Akamai Technologies Inc.(a)	5,405	585,145
Albemarle Corp.	3,864	756,919
Alexandria Real Estate Equities Inc.	4,722	894,347
Align Technology Inc.(a)	2,443	1,249,497
Alleghany Corp.(a)	452	299,188
Allegion PLC	2,952	338,063
Alliant Energy Corp.	8,437	492,721
Allstate Corp. (The)	9,656	1,181,508
Ally Financial Inc.	11,755	586,575
Alnylam Pharmaceuticals Inc.(a)	3,870	610,880
Alphabet Inc., Class A(a)	9,830	26,552,206
Alphabet Inc., Class C, NVS(a)	9,359	25,248,897
Altria Group Inc.	60,467	3,101,352
Amazon.com Inc.(a)	14,937	45,875,411
AMC Entertainment Holdings Inc., Class A(a)(b)	16,084	303,344
AMERCO	318	183,680
Ameren Corp.	8,433	724,816
American Electric Power Co. Inc.	16,338	1,481,040
American Express Co.	22,022	4,284,160
American Financial Group Inc./OH	2,364	320,062

Security	Shares	Value

United States (continued)
American International Group Inc.	27,023	$1,654,889
American Tower Corp.	14,821	3,362,440
American Water Works Co. Inc.	5,921	894,604
Ameriprise Financial Inc.	3,713	1,113,120
AmerisourceBergen Corp.	5,097	726,475
AMETEK Inc.	7,549	979,785
Amgen Inc.	18,607	4,214,113
Amphenol Corp., Class A	19,434	1,477,178
Analog Devices Inc.	17,529	2,809,723
Annaly Capital Management Inc.	47,425	330,078
ANSYS Inc.(a)	2,851	924,266
Anthem Inc.	7,904	3,571,422
Aon PLC, Class A	7,372	2,153,656
Apollo Global Management Inc.	10,789	704,090
Apple Inc.	536,920	88,656,230
Applied Materials Inc.	29,445	3,951,519
Aramark	7,562	279,492
Arch Capital Group Ltd.(a)	12,929	609,085
Archer-Daniels-Midland Co.	18,481	1,449,834
Arista Networks Inc.(a)	7,517	922,561
Arrow Electronics Inc.(a)	2,362	287,881
Arthur J Gallagher & Co.	6,737	1,065,726
Asana Inc., Class A(a)(b)	2,191	120,045
Assurant Inc.	1,932	327,880
AT&T Inc.	232,832	5,515,790
Atmos Energy Corp.	4,313	473,611
Autodesk Inc.(a)	7,225	1,591,162
Automatic Data Processing Inc.	13,799	2,821,068
AutoZone Inc.(a)	708	1,319,280
Avalara Inc.(a)	2,834	294,481
AvalonBay Communities Inc.	4,554	1,086,539
Avantor Inc.(a)	17,448	605,271
Avery Dennison Corp.	2,709	477,326
Baker Hughes Co.	27,114	796,609
Ball Corp.	10,821	971,077
Bank of America Corp.	241,051	10,654,454
Bank of New York Mellon Corp. (The)	26,706	1,419,424
Bath & Body Works Inc.	8,758	467,414
Baxter International Inc.	16,374	1,391,299
Becton Dickinson and Co.	9,370	2,541,894
Bentley Systems Inc., Class B	5,815	223,238
Berkshire Hathaway Inc., Class B(a)	42,658	13,712,414
Best Buy Co. Inc.	7,367	711,947
Bill.com Holdings Inc.(a)	2,438	579,951
Biogen Inc.(a)	4,825	1,018,123
BioMarin Pharmaceutical Inc.(a)	6,159	481,141
Bio-Rad Laboratories Inc., Class A(a)	750	469,470
Bio-Techne Corp.	1,264	530,134
Black Knight Inc.(a)	5,275	296,402
BlackRock Inc.(e)	4,962	3,691,182
Blackstone Inc., NVS	22,523	2,871,007
Block Inc.(a)	15,867	2,023,043
Boeing Co. (The)(a)	18,204	3,738,009
Booking Holdings Inc.(a)	1,339	2,908,643
Booz Allen Hamilton Holding Corp.	4,678	377,468
BorgWarner Inc.	7,883	323,282
Boston Properties Inc.	4,851	593,326
Boston Scientific Corp.(a)	46,721	2,063,667
Bristol-Myers Squibb Co.	72,475	4,976,858
Broadcom Inc.	13,375	7,857,010

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Broadridge Financial Solutions Inc.	3,848	$562,616
Brown & Brown Inc.	7,840	530,062
Brown-Forman Corp., Class B, NVS	10,129	660,715
Bunge Ltd.	4,732	494,731
Burlington Stores Inc.(a)(b)	2,187	494,021
Cable One Inc.	169	242,152
Cadence Design Systems Inc.(a)	9,033	1,367,867
Caesars Entertainment Inc.(a)(b)	6,986	588,151
Camden Property Trust	3,217	531,159
Campbell Soup Co.	6,705	301,524
Capital One Financial Corp.	13,904	2,131,066
Cardinal Health Inc.	9,526	514,499
Carlyle Group Inc. (The)	5,238	245,505
CarMax Inc.(a)	5,295	578,902
Carnival Corp.(a)	27,122	551,390
Carrier Global Corp.	26,909	1,207,676
Carvana Co.(a)(b)	2,485	373,918
Catalent Inc.(a)	5,464	557,547
Caterpillar Inc.	17,900	3,357,682
Cboe Global Markets Inc.	3,491	409,459
CBRE Group Inc., Class A(a)	10,965	1,061,960
CDW Corp./DE	4,492	774,690
Celanese Corp.	3,618	503,915
Centene Corp.(a)	19,213	1,587,378
CenterPoint Energy Inc.	19,592	535,841
Ceridian HCM Holding Inc.(a)	4,533	330,501
Cerner Corp.	9,663	901,075
CF Industries Holdings Inc.	7,045	571,984
CH Robinson Worldwide Inc.	4,323	417,948
Charles River Laboratories International Inc.(a)	1,615	470,223
Charles Schwab Corp. (The)	47,465	4,008,894
Charter Communications Inc., Class A(a)	4,186	2,519,051
Cheniere Energy Inc.	8,003	1,063,599
Chevron Corp.	63,053	9,079,632
Chewy Inc., Class A(a)(b)	2,640	124,450
Chipotle Mexican Grill Inc.(a)	915	1,393,865
Chubb Ltd.	14,205	2,892,706
Church & Dwight Co. Inc.	8,034	786,127
Cigna Corp.	11,095	2,638,169
Cincinnati Financial Corp.	5,108	627,211
Cintas Corp.	3,007	1,128,587
Cisco Systems Inc.	137,405	7,663,077
Citigroup Inc.	66,113	3,915,873
Citizens Financial Group Inc.	13,949	731,207
Citrix Systems Inc.	3,924	402,210
Clorox Co. (The)	4,019	585,930
Cloudflare Inc., Class A(a)	7,743	901,440
CME Group Inc.	11,772	2,784,431
CMS Energy Corp.	9,647	617,504
Coca-Cola Co. (The)	133,811	8,328,397
Cognex Corp.	5,892	398,064
Cognizant Technology Solutions Corp., Class A	17,163	1,478,249
Coinbase Global Inc., Class A(a)	1,234	235,410
Colgate-Palmolive Co.	26,146	2,011,935
Comcast Corp., Class A	149,348	6,983,512
Conagra Brands Inc.	16,120	563,716
ConocoPhillips	43,680	4,143,485
Consolidated Edison Inc.	11,549	990,558
Constellation Brands Inc., Class A	5,495	1,184,832
Constellation Energy Corp.	10,751	494,331

Security	Shares	Value

United States (continued)
Cooper Companies Inc. (The)	1,625	$664,658
Copart Inc.(a)	6,909	848,978
Corning Inc.	26,431	1,067,812
Corteva Inc.	23,979	1,247,627
CoStar Group Inc.(a)	12,898	786,907
Costco Wholesale Corp.	14,409	7,481,873
Coterra Energy Inc.	25,420	593,049
Coupa Software Inc.(a)(b)	2,490	301,315
Crowdstrike Holdings Inc., Class A(a)	6,166	1,203,665
Crown Castle International Corp.	14,156	2,358,248
Crown Holdings Inc.	4,308	528,462
CSX Corp.	73,551	2,494,114
Cummins Inc.	4,673	953,853
CVS Health Corp.	43,036	4,460,681
Danaher Corp.	20,985	5,758,494
Darden Restaurants Inc.	4,258	618,347
Datadog Inc., Class A(a)	7,155	1,152,742
DaVita Inc.(a)	2,451	276,399
Deere & Co.	9,607	3,458,712
Dell Technologies Inc., Class C(a)	9,124	464,959
Delta Air Lines Inc.(a)	5,287	211,057
DENTSPLY SIRONA Inc.	7,171	388,238
Devon Energy Corp.	21,037	1,252,753
Dexcom Inc.(a)	3,154	1,305,472
Diamondback Energy Inc.	5,622	776,398
Digital Realty Trust Inc.	9,218	1,243,693
Discover Financial Services	9,785	1,207,860
Discovery Inc., Class A(a)(b)	5,315	149,086
Discovery Inc., Class C, NVS(a)	10,354	289,601
DISH Network Corp., Class A(a)	8,101	258,908
DocuSign Inc.(a)	6,343	751,201
Dollar General Corp.	7,616	1,510,557
Dollar Tree Inc.(a)	7,346	1,043,720
Dominion Energy Inc.	26,230	2,086,072
Domino’s Pizza Inc.	1,202	519,516
DoorDash Inc., Class A(a)	3,506	367,955
Dover Corp.	4,786	750,732
Dow Inc.	24,668	1,454,425
DR Horton Inc.	11,118	949,477
DraftKings Inc., Class A(a)(b)	10,521	249,137
Dropbox Inc., Class A(a)	10,392	235,794
DTE Energy Co.	6,293	765,166
Duke Energy Corp.	25,095	2,519,789
Duke Realty Corp.	12,457	660,221
DuPont de Nemours Inc.	17,077	1,321,247
Dynatrace Inc.(a)	6,205	275,626
Eastman Chemical Co.	4,531	536,788
Eaton Corp. PLC	13,053	2,013,947
eBay Inc.	21,230	1,158,946
Ecolab Inc.	8,416	1,483,404
Edison International	12,612	799,853
Edwards Lifesciences Corp.(a)	20,339	2,285,493
Elanco Animal Health Inc.(a)	13,967	396,802
Electronic Arts Inc.	9,292	1,208,796
Eli Lilly & Co.	26,509	6,625,925
Emerson Electric Co.	19,515	1,813,334
Enphase Energy Inc.(a)	4,199	699,973
Entegris Inc.(b)	4,431	578,157
Entergy Corp.	6,596	693,965
EOG Resources Inc.	19,061	2,190,490

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EPAM Systems Inc.(a)	1,828	$379,767
Equifax Inc.	3,972	867,246
Equinix Inc.	2,927	2,077,380
Equitable Holdings Inc.	12,180	397,799
Equity LifeStyle Properties Inc.	5,832	435,184
Equity Residential	11,736	1,001,081
Erie Indemnity Co., Class A, NVS	842	147,434
Essential Utilities Inc.	7,670	361,334
Essex Property Trust Inc.	2,122	673,035
Estee Lauder Companies Inc. (The), Class A	7,604	2,253,293
Etsy Inc.(a)	4,130	639,696
Everest Re Group Ltd.	1,250	372,775
Evergy Inc.	7,664	478,310
Eversource Energy	11,364	929,575
Exact Sciences Corp.(a)	5,695	444,552
Exelon Corp.	32,233	1,371,836
Expedia Group Inc.(a)	4,754	932,307
Expeditors International of Washington Inc.	5,555	574,165
Extra Space Storage Inc.	4,369	822,027
Exxon Mobil Corp.	138,035	10,824,705
F5 Inc.(a)	1,973	396,277
FactSet Research Systems Inc.	1,242	504,364
Fair Isaac Corp.(a)	911	429,254
Fastenal Co.	18,772	966,007
FedEx Corp.	8,259	1,835,728
Fidelity National Financial Inc.	8,830	420,661
Fidelity National Information Services Inc.	20,153	1,919,170
Fifth Third Bancorp	22,529	1,077,787
First Citizens BancShares Inc./NC, Class A	389	306,707
First Republic Bank/CA	5,768	999,364
FirstEnergy Corp.	18,113	758,029
Fiserv Inc.(a)	19,451	1,899,779
FleetCor Technologies Inc.(a)	2,565	600,723
FMC Corp.	4,345	509,451
Ford Motor Co.	128,869	2,262,940
Fortinet Inc.(a)	4,567	1,573,423
Fortive Corp.	11,155	722,286
Fortune Brands Home & Security Inc.	4,516	392,440
Fox Corp., Class A, NVS	10,540	440,888
Fox Corp., Class B	4,991	190,956
Franklin Resources Inc.	9,915	294,773
Freeport-McMoRan Inc.	48,310	2,268,154
Garmin Ltd.	4,944	546,015
Gartner Inc.(a)	2,731	765,827
Generac Holdings Inc.(a)	2,066	651,761
General Dynamics Corp.	7,756	1,818,394
General Electric Co.	35,808	3,420,022
General Mills Inc.	19,797	1,334,912
General Motors Co.(a)	42,623	1,991,347
Genuine Parts Co.	4,683	572,075
Gilead Sciences Inc.	40,907	2,470,783
Global Payments Inc.	9,743	1,299,521
Globe Life Inc.	3,177	320,750
GoDaddy Inc., Class A(a)	5,534	461,591
Goldman Sachs Group Inc. (The)	11,090	3,784,906
Guidewire Software Inc.(a)	2,544	224,254
Halliburton Co.	29,158	977,668
Hartford Financial Services Group Inc. (The)	11,361	789,362
Hasbro Inc.	4,291	416,442
HCA Healthcare Inc.	8,357	2,091,841

Security	Shares	Value

United States (continued)
Healthpeak Properties Inc.	17,769	$551,905
HEICO Corp.	1,425	210,202
HEICO Corp., Class A	2,397	294,639
Henry Schein Inc.(a)	4,585	396,052
Hershey Co. (The)	4,755	961,746
Hess Corp.	9,101	919,747
Hewlett Packard Enterprise Co.	42,758	680,707
Hilton Worldwide Holdings Inc.(a)	9,101	1,354,775
Hologic Inc.(a)	8,291	590,070
Home Depot Inc. (The)	34,174	10,793,174
Honeywell International Inc.	22,514	4,272,031
Horizon Therapeutics PLC(a)	6,798	619,774
Hormel Foods Corp.	9,780	465,919
Host Hotels & Resorts Inc.(a)	23,921	437,037
Howmet Aerospace Inc.	13,384	480,753
HP Inc.	39,217	1,347,496
HubSpot Inc.(a)	1,461	767,025
Humana Inc.	4,191	1,820,235
Huntington Bancshares Inc./OH	48,310	749,771
Huntington Ingalls Industries Inc.	1,320	269,808
IAC/InterActiveCorp.(a)(b)	2,595	297,802
IDEX Corp.	2,520	483,588
IDEXX Laboratories Inc.(a)	2,769	1,474,077
Illinois Tool Works Inc.	10,270	2,221,812
Illumina Inc.(a)	4,785	1,562,781
Incyte Corp.(a)	6,279	428,856
Ingersoll Rand Inc.	13,256	669,693
Insulet Corp.(a)	2,247	594,758
Intel Corp.	132,506	6,320,536
Intercontinental Exchange Inc.	18,366	2,353,052
International Business Machines Corp.	29,235	3,581,580
International Flavors & Fragrances Inc.	8,171	1,086,743
International Paper Co.	12,170	529,760
Interpublic Group of Companies Inc. (The)	12,910	475,088
Intuit Inc.	8,940	4,240,868
Intuitive Surgical Inc.(a)	11,640	3,379,441
Invesco Ltd.	11,398	242,094
Invitation Homes Inc.	18,846	712,379
IPG Photonics Corp.(a)	1,254	163,459
IQVIA Holdings Inc.(a)	6,309	1,451,827
Iron Mountain Inc.	9,484	466,423
Jack Henry & Associates Inc.	2,508	443,414
Jacobs Engineering Group Inc.	4,325	531,975
Jazz Pharmaceuticals PLC(a)	2,007	275,802
JB Hunt Transport Services Inc.	2,750	558,058
JM Smucker Co. (The)	3,512	473,242
Johnson & Johnson	85,819	14,123,233
Johnson Controls International PLC	23,092	1,500,056
JPMorgan Chase & Co.	96,715	13,714,187
Juniper Networks Inc.	10,683	360,979
Kellogg Co.	8,373	535,370
Keurig Dr Pepper Inc.	23,162	895,675
KeyCorp	31,306	784,841
Keysight Technologies Inc.(a)	5,999	944,063
Kimberly-Clark Corp.	10,988	1,430,088
Kimco Realty Corp.	20,173	474,671
Kinder Morgan Inc.	66,683	1,160,284
KKR & Co. Inc.	17,136	1,030,216
KLA Corp.	4,978	1,734,833
Knight-Swift Transportation Holdings Inc.	5,183	282,370

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kraft Heinz Co. (The)	22,368	$877,273
Kroger Co. (The)	23,191	1,085,339
L3Harris Technologies Inc.	6,561	1,655,406
Laboratory Corp. of America Holdings(a)	3,147	853,655
Lam Research Corp.	4,658	2,614,768
Las Vegas Sands Corp.(a)	11,550	495,033
Lear Corp.	1,958	308,072
Leidos Holdings Inc.	4,524	460,724
Lennar Corp., Class A	8,975	806,673
Lennox International Inc.	1,070	285,615
Liberty Broadband Corp., Class A(a)	820	118,744
Liberty Broadband Corp., Class C, NVS(a)	4,748	696,532
Liberty Global PLC, Class A(a)	5,232	134,881
Liberty Global PLC, Class C, NVS(a)	11,381	294,426
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	6,214	377,376
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	2,750	138,490
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	5,559	279,729
Lincoln National Corp.	5,854	394,677
Live Nation Entertainment Inc.(a)	5,379	649,891
LKQ Corp.	9,142	429,217
Lockheed Martin Corp.	8,124	3,524,191
Loews Corp.	7,180	440,421
Lowe’s Companies Inc.	22,049	4,874,152
Lucid Group Inc.(a)(b)	13,258	384,217
Lululemon Athletica Inc.(a)	3,864	1,236,248
Lumen Technologies Inc.	30,861	319,720
Lyft Inc., Class A(a)	8,580	334,105
LyondellBasell Industries NV, Class A	8,697	845,609
M&T Bank Corp.	4,204	766,095
Marathon Petroleum Corp.	20,843	1,623,044
Markel Corp.(a)	448	556,824
MarketAxess Holdings Inc.	1,287	490,900
Marriott International Inc./MD, Class A(a)	9,030	1,536,364
Marsh & McLennan Companies Inc.	16,521	2,567,529
Martin Marietta Materials Inc.	2,041	774,355
Marvell Technology Inc.	26,870	1,836,027
Masco Corp.	8,091	453,420
Masimo Corp.(a)	1,751	275,695
Mastercard Inc., Class A	28,781	10,384,760
Match Group Inc.(a)	8,577	956,250
McCormick & Co. Inc./MD, NVS	8,143	774,969
McDonald’s Corp.	24,346	5,959,170
McKesson Corp.	5,050	1,388,548
Medical Properties Trust Inc.	19,536	397,362
Medtronic PLC	43,902	4,609,271
MercadoLibre Inc.(a)(b)	1,463	1,648,289
Merck & Co. Inc.	82,554	6,321,985
Meta Platforms Inc., Class A(a)	77,841	16,426,786
MetLife Inc.	23,769	1,605,596
Mettler-Toledo International Inc.(a)	750	1,056,555
MGM Resorts International	12,626	559,206
Microchip Technology Inc.	17,886	1,257,922
Micron Technology Inc.	36,915	3,280,267
Microsoft Corp.	233,107	69,650,041
Mid-America Apartment Communities Inc.	3,823	782,224
Moderna Inc.(a)	11,210	1,721,856
Mohawk Industries Inc.(a)(b)	1,927	271,283
Molina Healthcare Inc.(a)	1,909	585,815
Molson Coors Beverage Co., Class B	6,270	327,169

Security	Shares	Value

United States (continued)
Mondelez International Inc., Class A	45,799	$2,998,919
MongoDB Inc.(a)	1,901	726,163
Monolithic Power Systems Inc.	1,413	648,143
Monster Beverage Corp.(a)	12,956	1,093,486
Moody’s Corp.	5,528	1,780,182
Morgan Stanley	44,912	4,075,315
Mosaic Co. (The)	12,151	637,077
Motorola Solutions Inc.	5,528	1,218,537
MSCI Inc.	2,689	1,349,044
Nasdaq Inc.	3,821	653,964
NetApp Inc.	7,452	584,088
Netflix Inc.(a)	14,429	5,692,529
Neurocrine Biosciences Inc.(a)	3,187	286,416
Newell Brands Inc.	12,606	299,393
Newmont Corp.	26,091	1,727,224
News Corp., Class A, NVS	12,887	287,638
NextEra Energy Inc.	63,973	5,007,167
Nike Inc., Class B	41,674	5,690,585
NiSource Inc.	12,895	373,052
Nordson Corp.	1,667	377,559
Norfolk Southern Corp.	8,112	2,080,890
Northern Trust Corp.	6,500	740,350
Northrop Grumman Corp.	4,947	2,187,267
NortonLifeLock Inc.	19,541	566,298
Novavax Inc.(a)(b)	2,305	192,168
Novocure Ltd.(a)	3,020	247,217
NRG Energy Inc.	8,041	304,271
Nuance Communications Inc.(a)	9,790	543,541
Nucor Corp.	9,700	1,276,714
NVIDIA Corp.	81,634	19,906,451
NVR Inc.(a)	109	540,470
Occidental Petroleum Corp.	30,524	1,334,815
Okta Inc.(a)	4,831	883,300
Old Dominion Freight Line Inc.	3,210	1,008,036
Omnicom Group Inc.	6,946	582,700
ON Semiconductor Corp.(a)	14,075	881,236
ONEOK Inc.	14,783	965,330
Oracle Corp.	54,626	4,149,937
O’Reilly Automotive Inc.(a)	2,237	1,452,350
Otis Worldwide Corp.	13,241	1,037,168
Owens Corning	3,389	315,821
PACCAR Inc.	11,351	1,042,135
Packaging Corp. of America	3,259	479,692
Palantir Technologies Inc., Class A(a)(b)	51,795	613,771
Palo Alto Networks Inc.(a)(b)	3,169	1,883,178
Paramount Global, Class B, NVS	19,911	609,476
Parker-Hannifin Corp.	4,212	1,248,395
Paychex Inc.	10,728	1,277,276
Paycom Software Inc.(a)	1,683	570,890
PayPal Holdings Inc.(a)	36,398	4,074,028
Peloton Interactive Inc., Class A(a)	9,202	267,410
Pentair PLC	5,419	313,814
PepsiCo Inc.	45,211	7,402,849
PerkinElmer Inc.	3,660	657,373
Pfizer Inc.	182,790	8,580,163
PG&E Corp.(a)(b)	47,566	540,825
Philip Morris International Inc.	50,826	5,136,984
Phillips 66	14,319	1,206,233
Pinterest Inc., Class A(a)	18,164	485,887
Pioneer Natural Resources Co.	7,552	1,809,459

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Plug Power Inc.(a)(b)	16,919	$427,882
PNC Financial Services Group Inc. (The)	13,859	2,761,406
Pool Corp.	1,330	609,911
PPG Industries Inc.	7,816	1,043,045
PPL Corp.	25,606	670,109
Principal Financial Group Inc.	8,792	621,067
Procter & Gamble Co. (The)	79,340	12,368,313
Progressive Corp. (The)	19,099	2,023,157
Prologis Inc.	24,113	3,516,881
Prudential Financial Inc.	12,590	1,405,799
PTC Inc.(a)	3,651	406,283
Public Service Enterprise Group Inc.	16,514	1,070,603
Public Storage	5,208	1,848,944
PulteGroup Inc.	8,512	422,706
Qorvo Inc.(a)	3,633	496,922
QUALCOMM Inc.	36,778	6,325,448
Quest Diagnostics Inc.	4,001	525,211
Raymond James Financial Inc.	6,191	678,843
Raytheon Technologies Corp.	49,179	5,050,683
Realty Income Corp.	17,996	1,189,356
Regency Centers Corp.	5,020	330,768
Regeneron Pharmaceuticals Inc.(a)	3,430	2,120,975
Regions Financial Corp.	31,260	756,179
Republic Services Inc.	7,277	875,278
ResMed Inc.	4,797	1,183,660
RingCentral Inc., Class A(a)	2,552	333,904
Rivian Automotive Inc., Class A(a)(b)	5,648	381,579
Robert Half International Inc.	3,667	441,103
Robinhood Markets Inc., Class A(a)(b)	6,022	72,324
Rockwell Automation Inc.	3,763	1,003,141
Roku Inc.(a)	3,763	525,051
Rollins Inc.	7,265	237,057
Roper Technologies Inc.	3,439	1,541,429
Ross Stores Inc.	11,661	1,065,699
Royal Caribbean Cruises Ltd.(a)	7,527	607,579
RPM International Inc.	4,205	355,617
S&P Global Inc.	11,414	4,288,107
salesforce.com Inc.(a)	31,922	6,720,539
SBA Communications Corp.	3,575	1,084,619
Schlumberger NV	46,096	1,808,807
Seagen Inc.(a)	4,465	575,405
Sealed Air Corp.	4,924	330,548
SEI Investments Co.	3,955	231,684
Sempra Energy	10,459	1,508,397
ServiceNow Inc.(a)	6,459	3,745,703
Sherwin-Williams Co. (The)	8,163	2,147,930
Signature Bank/New York NY	1,857	640,461
Simon Property Group Inc.	10,837	1,490,738
Sirius XM Holdings Inc.(b)	33,489	206,292
Skyworks Solutions Inc.	5,398	745,842
Snap Inc., Class A, NVS(a)(b)	34,607	1,382,204
Snap-on Inc.	1,803	378,955
Snowflake Inc., Class A(a)	6,872	1,825,616
SoFi Technologies Inc.(a)(b)	17,018	194,856
SolarEdge Technologies Inc.(a)	1,650	527,043
Southern Co. (The)	34,549	2,237,739
Southwest Airlines Co.(a)	4,881	213,788
Splunk Inc.(a)	5,364	633,488
SS&C Technologies Holdings Inc.	7,747	580,793
Stanley Black & Decker Inc.	5,310	863,937

Security	Shares	Value

United States (continued)
Starbucks Corp.	38,452	$3,529,509
State Street Corp.	11,844	1,010,649
Steel Dynamics Inc.	6,984	492,931
Stryker Corp.	11,122	2,928,979
Sun Communities Inc.	3,786	685,266
Sunrun Inc.(a)	5,706	155,660
SVB Financial Group(a)	1,917	1,161,702
Synchrony Financial	18,634	797,163
Synopsys Inc.(a)	4,967	1,551,641
Sysco Corp.	16,882	1,470,422
T Rowe Price Group Inc.	7,508	1,085,356
Take-Two Interactive Software Inc.(a)	3,804	616,248
Target Corp.	15,915	3,179,340
TE Connectivity Ltd.	10,551	1,502,779
Teladoc Health Inc.(a)(b)	4,726	358,751
Teledyne Technologies Inc.(a)	1,516	650,940
Teleflex Inc.	1,539	517,581
Teradyne Inc.	5,308	625,919
Tesla Inc.(a)	27,936	24,316,332
Texas Instruments Inc.	30,104	5,117,379
Textron Inc.	7,277	532,167
Thermo Fisher Scientific Inc.	12,829	6,978,976
TJX Companies Inc. (The)	39,234	2,593,367
T-Mobile U.S. Inc.(a)	20,473	2,522,478
Tractor Supply Co.	3,725	759,118
Trade Desk Inc. (The), Class A(a)(b)	14,099	1,202,927
Tradeweb Markets Inc., Class A	3,456	291,963
TransDigm Group Inc.(a)	1,688	1,125,204
TransUnion	6,265	568,611
Travelers Companies Inc. (The)	8,142	1,399,040
Trimble Inc.(a)	8,225	573,694
Truist Financial Corp.	43,546	2,709,432
Twilio Inc., Class A(a)	5,446	951,961
Twitter Inc.(a)	26,388	938,093
Tyler Technologies Inc.(a)	1,334	571,299
Tyson Foods Inc., Class A	9,654	894,540
U.S. Bancorp.	45,879	2,593,999
Uber Technologies Inc.(a)	47,620	1,715,749
UDR Inc.	9,933	545,024
UGI Corp.	6,874	264,237
Ulta Beauty Inc.(a)	1,684	630,658
Union Pacific Corp.	21,267	5,230,619
United Parcel Service Inc., Class B	23,762	5,000,000
United Rentals Inc.(a)	2,365	760,631
UnitedHealth Group Inc.	30,788	14,651,086
Unity Software Inc.(a)(b)	1,855	197,465
Universal Health Services Inc., Class B	2,632	378,824
Upstart Holdings Inc.(a)(b)	637	100,640
Vail Resorts Inc.	1,326	345,489
Valero Energy Corp.	13,282	1,109,180
Veeva Systems Inc., Class A(a)	4,487	1,027,747
Ventas Inc.	12,875	695,250
VeriSign Inc.(a)	3,288	702,711
Verisk Analytics Inc.	4,987	884,395
Verizon Communications Inc.	134,991	7,244,967
Vertex Pharmaceuticals Inc.(a)	8,460	1,945,969
VF Corp.	11,136	646,111
Viatris Inc.	39,645	436,491
VICI Properties Inc.	20,108	562,220
Visa Inc., Class A	54,644	11,809,661

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vistra Corp.	14,299	$326,303
VMware Inc., Class A	6,783	795,782
Vornado Realty Trust	5,374	232,587
Vulcan Materials Co.	4,336	786,767
W R Berkley Corp.	4,665	421,250
Walgreens Boots Alliance Inc.	24,285	1,119,296
Walmart Inc.	50,250	6,791,790
Walt Disney Co. (The)(a)	59,356	8,811,992
Waste Management Inc.	13,741	1,984,200
Waters Corp.(a)	2,002	634,093
Wayfair Inc., Class A(a)(b)	2,421	341,046
Webster Financial Corp.	5,875	353,734
WEC Energy Group Inc.	10,290	935,155
Wells Fargo & Co.	130,487	6,964,091
Welltower Inc.	13,652	1,137,075
West Pharmaceutical Services Inc.	2,411	933,250
Western Digital Corp.(a)	9,948	506,751
Western Union Co. (The)	13,403	243,667
Westinghouse Air Brake Technologies Corp.	5,878	545,596
Westrock Co.	8,872	401,635
Weyerhaeuser Co.	24,490	952,171
Whirlpool Corp.	2,095	421,661
Williams Companies Inc. (The)	39,721	1,242,473
Willis Towers Watson PLC	4,214	936,772
Workday Inc., Class A(a)	6,236	1,428,356
WP Carey Inc.	6,155	476,397
WW Grainger Inc.	1,474	703,186
Wynn Resorts Ltd.(a)	3,501	302,907
Xcel Energy Inc.	17,749	1,195,040
Xylem Inc./NY	5,892	524,093
Yum! Brands Inc.	9,646	1,182,407
Zebra Technologies Corp., Class A(a)	1,769	731,198
Zendesk Inc.(a)	3,972	463,413
Zillow Group Inc., Class A(a)	2,027	116,086
Zillow Group Inc., Class C, NVS(a)	5,490	315,785
Zimmer Biomet Holdings Inc.	6,711	853,572
Zoetis Inc.	15,457	2,993,248
Zoom Video Communications Inc., Class A(a)	7,073	937,880
ZoomInfo Technologies Inc.(a)(b)	9,260	506,429
Zscaler Inc.(a)	2,685	642,118

		1,273,611,220

Total Common Stocks — 99.5% (Cost: $1,641,440,056)		1,875,471,023

Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,881	$152,113
Fuchs Petrolub SE, Preference Shares, NVS	2,279	90,045
Henkel AG & Co. KGaA, Preference Shares, NVS	5,809	461,047
Porsche Automobil Holding SE, Preference Shares, NVS	4,997	498,742
Sartorius AG, Preference Shares, NVS	860	379,701
Volkswagen AG, Preference Shares, NVS	6,047	1,188,705

		2,770,353

Total Preferred Stocks — 0.1% (Cost: $2,657,714)		2,770,353

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	16,331,610	16,334,876
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	2,180,000	2,180,000

		18,514,876

Total Short-Term Investments — 1.0% (Cost: $18,513,205)		18,514,876

Total Investments in Securities — 100.6% (Cost: $1,662,610,975)		1,896,756,252

Other Assets, Less Liabilities — (0.6)%		(12,190,728)

Net Assets — 100.0%		$1,884,565,524

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,947,642	$6,390,708	(a)	$—	$(2,240)	$(1,234)	$16,334,876	16,331,610	$31,840	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	810,000	1,370,000	(a)	—	—	—	2,180,000	2,180,000	102		—
BlackRock Inc.	3,794,856	1,184,362		(297,284)	97,815	(1,088,567)	3,691,182	4,962	35,745		—

					$95,575	$(1,089,801)	$22,206,058		$67,687		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	2	03/10/22	$330	$(13,109)
Euro STOXX 50 Index	18	03/18/22	788	(58,172)
FTSE 100 Index	5	03/18/22	497	8,032
S&P 500 E-Mini Index	20	03/18/22	4,368	(191,935)

				$(255,184)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$8,032

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$263,216

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$275,324

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(384,358)

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI World ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,569,615

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,357,784,649	$517,686,374	$—	$1,875,471,023
Preferred Stocks	—	2,770,353	—	2,770,353
Money Market Funds	18,514,876	—	—	18,514,876

	$1,376,299,525	$520,456,727	$—	$1,896,756,252

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$8,032	$—	$8,032
Liabilities
Futures Contracts	(191,935)	(71,281)	—	(263,216)

	$(191,935)	$(63,249)	$—	$(255,184)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares MSCI Frontier and Select EM ETF	iShares MSCI World ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$483,136,054	$1,874,550,194
Affiliated(c)	22,573	22,206,058
Cash	727,339	115,958
Foreign currency, at value(d)	13,073,246	2,171,832
Cash pledged:
Futures contracts	498,000	287,999
Collateral — OTC derivatives	420,000	—
Foreign currency collateral pledged:
Futures contracts(e)	—	144,216
Receivables:
Investments sold	8,551,426	2,725,031
Securities lending income — Affiliated	5	5,934
Dividends	229,687	2,709,680
Tax reclaims	—	511,361

Total assets	506,658,330	1,905,428,263

LIABILITIES
Collateral on securities loaned, at value	22,580	16,350,433
Deferred foreign capital gain tax	699,128	—
Payables:
Investments purchased	7,460,071	4,139,891
Variation margin on futures contracts	127,895	20,616
Bank borrowings	3,000,512	—
Investment advisory fees	305,589	351,799
Foreign taxes	220	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	743,571	—

Total liabilities	12,359,566	20,862,739

NET ASSETS	$494,298,764	$1,884,565,524

NET ASSETS CONSIST OF:
Paid-in capital	$545,741,124	$1,648,120,712
Accumulated earnings (loss)	(51,442,360)	236,444,812

NET ASSETS	$494,298,764	$1,884,565,524

Shares outstanding	14,750,000	15,100,000

Net asset value	$33.51	$124.81

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Securities loaned, at value	$21,110	$16,374,715
(b) Investments, at cost — Unaffiliated	$389,231,631	$1,640,899,593
(c) Investments, at cost — Affiliated	$22,578	$21,711,382
(d) Foreign currency, at cost	$12,520,937	$2,166,167
(e) Foreign currency collateral pledged, at cost	$—	$148,878

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Frontier and Select EM ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,851,581	$14,113,385
Dividends — Affiliated	2	36,677
Securities lending income — Affiliated — net	34	31,010
Foreign taxes withheld	(320,453)	(549,740)

Total investment income	3,531,164	13,631,332

EXPENSES
Investment advisory fees	1,994,479	2,140,464
Commitment fees	2,419	—
Professional fees	217	217
Interest expense	14,781	—

Total expenses	2,011,896	2,140,681

Net investment income	1,519,268	11,490,651

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	30,485,449	(10,549,224)
Investments — Affiliated	1	(8,393)
In-kind redemptions — Unaffiliated	—	39,907,439
In-kind redemptions — Affiliated	—	103,968
Futures contracts	(1,201,713)	275,324
Forward foreign currency exchange contracts	(733,549)	—
Foreign currency transactions	(1,752,463)	(87,964)

Net realized gain	26,797,725	29,641,150

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(31,663,590)	(140,423,601)
Investments — Affiliated	(8)	(1,089,801)
Futures contracts	191,511	(384,358)
Forward foreign currency exchange contracts	(69,429)	—
Foreign currency translations	958,248	(5,259)

Net change in unrealized appreciation (depreciation)	(30,583,268)	(141,903,019)

Net realized and unrealized loss	(3,785,543)	(112,261,869)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,266,275)	$(100,771,218)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(637,702)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(167,207)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Frontier and Select EM ETF		iShares MSCI World ETF
	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,519,268	$9,359,354	$11,490,651	$18,847,920
Net realized gain	26,797,725	32,240,921	29,641,150	15,189,250
Net change in unrealized appreciation (depreciation)	(30,583,268)	86,573,585	(141,903,019)	285,475,469

Net increase (decrease) in net assets resulting from operations	(2,266,275)	128,173,860	(100,771,218)	319,512,639

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,161,338)	(9,715,012)	(14,844,552)	(18,261,968)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,627,493	3,870,773	430,342,557	320,340,634

NET ASSETS
Total increase (decrease) in net assets	(1,800,120)	122,329,621	314,726,787	621,591,305
Beginning of period	496,098,884	373,769,263	1,569,838,737	948,247,432

End of period	$494,298,764	$496,098,884	$1,884,565,524	$1,569,838,737

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Frontier and Select EM ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$33.86		$25.69	$28.97	$28.29	$30.62	$24.20

Net investment income(a)	0.10		0.65	0.87	1.03	0.87	0.72
Net realized and unrealized gain (loss)(b)		(0.24)	8.20	(3.36)	0.76	(1.99)	6.00

Net increase (decrease) from investment operations		(0.14)	8.85	(2.49)	1.79	(1.12)	6.72

Distributions(c)
From net investment income		(0.21)	(0.68)	(0.79)	(1.11)	(1.21)	(0.30)

Total distributions		(0.21)	(0.68)	(0.79)	(1.11)	(1.21)	(0.30)

Net asset value, end of period	$33.51		$33.86	$25.69	$28.97	$28.29	$30.62

Total Return(d)
Based on net asset value	(0.44	)%(e)	34.77%	(8.44)%	6.45%	(3.92)%	27.91%

Ratios to Average Net Assets(f)
Total expenses	0.80	%(g)	0.79%	0.79%	0.79%	0.81%	0.80%

Net investment income	0.60	%(g)	2.17%	3.27%	3.63%	2.69%	2.65%

Supplemental Data
Net assets, end of period (000)	$494,299		$496,099	$373,769	$496,868	$523,445	$627,626

Portfolio turnover rate(h)	23	%(e)	36%	25%	33%	35%	32%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$131.92		$103.07	$89.79	$91.33	$82.22	$72.15

Net investment income(a)	0.84		1.84	1.76	1.96	1.84	1.74
Net realized and unrealized gain (loss)(b)		(6.92)	28.80	13.35	(1.52)	9.15	9.90

Net increase (decrease) from investment operations		(6.08)	30.64	15.11	0.44	10.99	11.64

Distributions(c)
From net investment income		(1.03)	(1.79)	(1.83)	(1.98)	(1.88)	(1.57)

Total distributions		(1.03)	(1.79)	(1.83)	(1.98)	(1.88)	(1.57)

Net asset value, end of period	$124.81		$131.92	$103.07	$89.79	$91.33	$82.22

Total Return(d)
Based on net asset value	(4.66	)%(e)	29.94%	17.04%	0.61%	13.46%	16.29%

Ratios to Average Net Assets(f)
Total expenses	0.24	%(g)	0.24%	0.24%	0.24%	0.24%	0.24%

Net investment income	1.29	%(g)	1.58%	1.90%	2.24%	2.09%	2.25%

Supplemental Data
Net assets, end of period (000)	$1,884,566		$1,569,839	$948,247	$646,459	$566,243	$509,769

Portfolio turnover rate(h)	4	%(e)	5%	7%	4%	3%	3%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier and Select EM	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Frontier and Select EM
Goldman Sachs & Co. LLC	$21,110	$21,110		$—	$—

MSCI World
Barclays Bank PLC	$1,207,357	$1,182,829		$—	$(24,528	)(b)
Barclays Capital, Inc.	111,334	111,334		—	—
BNP Paribas SA	4,680,345	4,680,345		—	—
BofA Securities, Inc.	197,924	192,857		—	(5,067	)(b)
Citigroup Global Markets, Inc.	277,937	277,937		—	—
Goldman Sachs & Co. LLC	1,638,736	1,584,374		—	(54,362	)(b)
J.P. Morgan Securities LLC	3,059,860	3,030,002		—	(29,858	)(b)
Jefferies LLC	8,375	7,796		—	(579	)(b)
Morgan Stanley	2,024,607	2,024,607		—	—
National Financial Services LLC	38,267	36,995		—	(1,272	)(b)
Scotia Capital (USA), Inc.	45,944	43,601		—	(2,343	)(b)
SG Americas Securities LLC	195,442	194,892		—	(550	)(b)
State Street Bank & Trust Co.	162,768	162,768		—	—
UBS AG	1,666,634	1,660,451		—	(6,183	)(b)
UBS Securities LLC	188,078	178,876		—	(9,202	)(b)
Wells Fargo Bank N.A.	523,691	523,691		—	—
Wells Fargo Securities LLC	347,416	330,400		—	(17,016	)(b)

	$16,374,715	$16,223,755		$—	$(150,960)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier and Select EM	0.79%
MSCI World	0.24

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Frontier and Select EM	$12
MSCI World	9,034

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Frontier and Select EM	$3,951,421	$579,509	$1,795
MSCI World	30,263,518	31,638,158	(5,005,912)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier and Select EM	$116,265,425	$117,136,121
MSCI World	87,954,264	74,951,223

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Frontier and Select EM	$586,127	$—
MSCI World	512,855,409	99,307,076

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Frontier and Select EM	$156,460,419
MSCI World	25,348,280

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Frontier and Select EM	$405,757,710	$116,781,010	$(40,516,901)	$76,264,109
MSCI World	1,667,303,683	301,491,169	(72,293,784)	229,197,385

9.	LINE OF CREDIT

The iShares MSCI Frontier and Select EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Frontier and Select EM	$3,000,000	$2,667,845	1.25%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Frontier and Select EM
Shares sold	100,000	$3,627,493	400,000	$13,406,994
Shares redeemed	—	—	(300,000)	(9,536,221)

Net increase	100,000	$3,627,493	100,000	$3,870,773

MSCI World
Shares sold	4,000,000	$530,582,568	3,100,000	$365,815,188
Shares redeemed	(800,000)	(100,240,011)	(400,000)	(45,474,554)

Net increase	3,200,000	$430,342,557	2,700,000	$320,340,634

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Frontier and Select EM ETF and iShares MSCI World ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI World(a)	$0.934558	$—	$0.096558	$1.031116	91%	—%	9%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	43

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Counterparty Abbreviations

CITI	Citibank N.A.

Currency Abbreviations

NGN	Nigerian Naira

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca

•	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

•	iShares MSCI Global Gold Miners ETF | RING | NASDAQ

•	iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX

•	iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® MSCI Global Agriculture Producers ETF

Investment Objective

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.51%	12.84%	12.42%	7.20%	12.84%	79.57%	100.41%
Fund Market	9.40	13.16	12.48	7.21	13.16	80.06	100.66
Index	8.51	13.05	12.45	7.28	13.05	79.79	101.87

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,085.10	$ 2.02		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Fertilizers & Agricultural Chemicals	36.8%
Agricultural & Farm Machinery	29.2
Agricultural Products	19.2
Packaged Foods & Meats	14.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	55.2%
Canada	8.8
Norway	5.1
Japan	4.4
India	3.7
Netherlands	3.0
China	2.7
Saudi Arabia	2.3
Israel	1.8
Malaysia	1.7

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	35.33%	41.87%	5.62%	1.04%	41.87%	31.42%	10.93%
Fund Market	37.25	42.95	5.90	1.10	42.95	33.18	11.60
Index	36.27	42.70	5.43	0.90	42.70	30.28	9.43

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,353.30	$ 2.28		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	57.1%
Oil & Gas Exploration & Production	29.4
Oil & Gas Refining & Marketing	10.7
Coal & Consumable Fuels	2.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	51.5%
Canada	17.4
France	5.3
India	4.5
United Kingdom	4.4
Brazil	2.6
Australia	2.0
Italy	1.6
Norway	1.5
China	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.40%	9.51%	9.09%	(4.68)%	9.51%	54.47%	(38.08)%
Fund Market	6.16	11.87	9.46	(4.46)	11.87	57.14	(36.63)
Index	6.10	11.18	9.63	(4.37)	11.18	58.34	(36.07)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,044.00	$ 1.98		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	50.0%
United States	22.8
South Africa	11.2
Australia	7.2
China	3.9
Peru	1.2
Russia	1.0
Other (each representing less than 1%)	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Newmont Corp.	21.7%
Barrick Gold Corp.	16.4
Agnico Eagle Mines Ltd.	8.4
Gold Fields Ltd.	5.0
Newcrest Mining Ltd.	4.9
Wheaton Precious Metals Corp.	4.7
AngloGold Ashanti Ltd.	4.5
Zijin Mining Group Co. Ltd., Class H	3.9
Kinross Gold Corp.	2.9
Yamana Gold Inc.	2.3

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.51%	21.07%	15.31%	3.54%	21.07%	103.90%	41.57%
Fund Market	10.07	22.50	15.81	3.57	22.50	108.33	42.04
Index	8.59	21.95	15.77	3.75	21.95	107.97	44.55

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,085.10	$ 2.02		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Metals & Mining	49.0%
Steel	31.5
Copper	10.3
Aluminum	5.6
Precious Metals & Minerals	3.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Australia	36.4%
United States	15.7
Brazil	7.1
United Kingdom	6.1
Canada	4.9
Japan	4.4
South Africa	3.9
India	3.4
China	2.9
South Korea	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Global Silver and Metals Miners ETF

Investment Objective

The iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.45)%	(16.32)%	3.68%	(4.96)%	(16.32)%	19.79%	(39.90)%
Fund Market	(6.07)	(16.39)	3.76	(4.94)	(16.39)	20.26	(39.76)
Index	(6.00)	(15.92)	3.71	(4.94)	(15.92)	20.00	(39.72)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 935.50	$ 1.87		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	67.8%
United States	20.4
Mexico	5.0
Japan	4.6
Other (each representing less than 1%)	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Pan American Silver Corp.	17.6%
Hecla Mining Co.	10.4
First Majestic Silver Corp.	8.7
Newmont Corp.	8.4
Industrias Penoles SAB de CV	5.0
MAG Silver Corp.	4.8
Asahi Holdings Inc.	4.6
SilverCrest Metals Inc.	4.4
Agnico Eagle Mines Ltd.	4.4
Fortuna Silver Mines Inc.	4.1

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Australian Agricultural Co. Ltd.(a)	45,444	$54,460
Costa Group Holdings Ltd.	69,342	137,276
Elders Ltd.	24,318	204,381
Inghams Group Ltd.	53,214	130,701
Nufarm Ltd./Australia	50,820	203,639
Select Harvests Ltd.	18,648	74,816
Tassal Group Ltd.	32,928	85,553

		890,826

Brazil — 0.4%
Sao Martinho SA	27,720	214,292
SLC Agricola SA	16,562	140,698
Tres Tentos Agroindustrial SA(a)	19,194	37,299

		392,289

Canada — 8.8%
Ag Growth International Inc.	2,982	88,225
Nutrien Ltd.	89,586	7,704,749
Rogers Sugar Inc.(b)	14,070	64,717

		7,857,691

China — 2.7%
Beijing Dabeinong Technology Group Co. Ltd., Class A	37,800	49,724
China BlueChemical Ltd., Class H	274,000	82,044
China Huishan Dairy Holdings Co. Ltd.(a)(c)	295,050	—
China Modern Dairy Holdings Ltd.	504,000	93,140
China Youran Dairy Group Ltd.(a)(d)	126,000	68,562
COFCO Joycome Foods Ltd.(a)	374,000	163,163
First Tractor Co. Ltd., Class H	64,000	30,824
Fujian Sunner Development Co. Ltd., Class A	12,600	39,449
Heilongjiang Agriculture Co. Ltd., Class A	16,800	39,147
Henan Shuanghui Investment & Development Co. Ltd., Class A	26,900	123,105
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	61,700	387,007
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,900	57,363
Jiangxi Zhengbang Technology Co. Ltd., Class A	25,200	27,592
Muyuan Foods Co. Ltd., Class A	50,166	456,468
New Hope Liuhe Co. Ltd., Class A(a)	42,000	102,746
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	19,880	111,679
Sichuan New Energy Power Co. Ltd.(a)	12,600	51,238
Sinofert Holdings Ltd.	336,000	48,230
Tongwei Co. Ltd., Class A	42,600	292,161
Wens Foodstuffs Group Co. Ltd., Class A(a)	58,820	181,896
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	12,600	38,073

		2,443,611

Cyprus — 0.0%
Ros Agro PLC, GDR(c)(e)	5,334	15,624

Egypt — 0.0%
Misr Fertilizers Production Co. SAE	7,040	39,829

Faeroe Islands — 0.6%
Bakkafrost P/F	7,854	533,733

France — 0.1%
Vilmorin & Cie SA	882	45,640

Germany — 1.2%
K+S AG, Registered(a)	29,988	769,257
KWS Saat SE & Co. KGaA	1,806	131,249

Security	Shares	Value

Germany (continued)
Suedzucker AG	11,298	$153,922

		1,054,428

Hong Kong — 1.0%
WH Group Ltd.(d)	1,302,000	909,285

India — 3.7%
Balrampur Chini Mills Ltd.	19,782	104,952
Bayer CropScience Ltd./India	2,100	123,144
Chambal Fertilizers and Chemicals Ltd.	25,956	130,978
Coromandel International Ltd.	18,354	189,135
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,442	63,987
EID Parry India Ltd.	10,878	59,983
Escorts Ltd.	10,584	260,922
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,138	89,681
Gujarat State Fertilizers & Chemicals Ltd.	28,098	47,164
Kaveri Seed Co. Ltd.	3,822	24,784
PI Industries Ltd.	12,978	427,124
Rallis India Ltd.	12,306	38,355
Shree Renuka Sugars Ltd.(a)	82,740	36,535
Sumitomo Chemical India Ltd.	15,666	78,676
Tata Consumer Products Ltd.	93,576	896,027
Triveni Engineering & Industries Ltd.	11,214	37,231
UPL Ltd.	77,700	690,557

		3,299,235

Indonesia — 0.8%
Astra Agro Lestari Tbk PT	75,600	59,995
Charoen Pokphand Indonesia Tbk PT	1,155,000	467,684
Inti Agri Resources Tbk PT(a)(c)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	651,000	71,504
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	491,400	48,722
Sawit Sumbermas Sarana Tbk PT	508,200	39,810

		687,715

Ireland — 0.1%
Origin Enterprises PLC	19,698	79,753

Israel — 1.7%
ICL Group Ltd.	110,586	1,255,872
Israel Corp. Ltd. (The)(a)	588	308,993

		1,564,865

Japan — 4.4%
Hokuto Corp.	3,000	51,465
Kubota Corp.	160,600	2,881,432
Kumiai Chemical Industry Co. Ltd.	12,600	89,413
Maruha Nichiro Corp.	6,100	133,092
Mitsui DM Sugar Holdings Co. Ltd.	2,400	42,843
NH Foods Ltd.	13,100	491,679
Sakata Seed Corp.	4,400	129,273
Taki Chemical Co. Ltd.	800	33,253
YAMABIKO Corp.	5,300	61,381
Yukiguni Maitake Co. Ltd.	3,100	32,348

		3,946,179

Malaysia — 1.7%
Genting Plantations Bhd	42,000	91,133
IOI Corp. Bhd	386,400	424,578
Kuala Lumpur Kepong Bhd	69,000	427,295
QL Resources Bhd	172,207	203,031
Sime Darby Plantation Bhd	268,800	315,366
United Plantations BHD	16,800	60,910

		1,522,313

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mauritius — 0.2%
Golden Agri-Resources Ltd.(b)	991,200	$209,583

Netherlands — 3.0%
CNH Industrial NV	160,650	2,285,167
ForFarmers NV	5,166	21,073
OCI NV(a)	14,784	419,071

		2,725,311

Norway — 5.1%
Atlantic Sapphire ASA(a)(b)	11,382	40,298
Austevoll Seafood ASA	14,322	202,224
Grieg Seafood ASA(a)	8,274	104,206
Leroy Seafood Group ASA	46,452	405,544
Mowi ASA	68,964	1,775,741
Norway Royal Salmon ASA(b)	1,764	40,519
Salmar ASA	9,240	678,902
Yara International ASA	25,956	1,321,937

		4,569,371

Poland — 0.1%
Grupa Azoty SA(a)	7,770	60,215

Russia — 0.2%
PhosAgro PJSC, GDR	21,252	130,018

Saudi Arabia — 2.3%
Al Jouf Agricultural Development Co.	2,310	35,191
Almarai Co. JSC	39,060	523,693
National Agriculture Development Co. (The)(a)	7,728	63,719
SABIC Agri-Nutrients Co.	33,642	1,433,414
Saudi Fisheries Co.(a)	3,024	37,934

		2,093,951

Singapore — 1.3%
China XLX Fertiliser Ltd.	66,000	50,931
First Resources Ltd.	88,200	120,209
Japfa Ltd.	63,040	27,565
Wilmar International Ltd.	302,400	982,810

		1,181,515

South Africa — 0.1%
Astral Foods Ltd.	6,132	64,805
Oceana Group Ltd.	12,800	44,944

		109,749

South Korea — 0.1%
Dongwon Industries Co. Ltd.	168	29,432
Harim Holdings Co. Ltd.	7,308	63,779
Namhae Chemical Corp.(a)	3,402	27,510

		120,721

Sweden — 0.9%
Husqvarna AB, Class B	65,436	788,119

Taiwan — 0.5%
Charoen Pokphand Enterprise	26,000	78,674
Taiwan Fertilizer Co. Ltd.	113,000	277,909
Taiwan TEA Corp.(a)	84,000	64,527

		421,110

Thailand — 0.6%
Charoen Pokphand Foods PCL, NVDR	604,800	468,609
GFPT PCL, NVDR	79,800	31,993
Khon Kaen Sugar Industry PCL, NVDR(a)	235,254	24,474
Thaifoods Group PCL, NVDR(b)	180,600	23,493

		548,569

Security	Shares	Value

Turkey — 0.2%
Gubre Fabrikalari TAS(a)	7,938	$43,647
Hektas Ticaret TAS(a)(b)	61,027	57,161
Turk Traktor ve Ziraat Makineleri AS	2,016	31,129

		131,937

United Kingdom — 0.4%
Cranswick PLC	8,274	388,403

United States — 55.0%
AGCO Corp.	9,996	1,201,119
American Vanguard Corp.	4,410	66,459
AppHarvest Inc.(a)(b)	8,358	31,927
Archer-Daniels-Midland Co.	87,822	6,889,636
Bunge Ltd.	22,050	2,305,327
Cal-Maine Foods Inc.	5,838	258,448
CF Industries Holdings Inc.	33,684	2,734,804
Corteva Inc.	114,408	5,952,648
Darling Ingredients Inc.(a)	25,368	1,838,673
Deere & Co.	46,200	16,632,924
FMC Corp.	19,908	2,334,213
Fresh Del Monte Produce Inc.	5,586	144,566
Hydrofarm Holdings Group Inc.(a)	4,116	83,349
Ingredion Inc.	10,458	928,043
Lamb Weston Holdings Inc.	22,848	1,517,793
Lindsay Corp.	1,722	225,944
Mosaic Co. (The)	57,960	3,038,843
Pilgrim’s Pride Corp.(a)	7,644	180,245
Sanderson Farms Inc.	3,150	562,558
Scotts Miracle-Gro Co. (The)	6,510	911,791
Toro Co. (The)	16,716	1,568,128
Vital Farms Inc.(a)(b)	2,436	34,713

		49,442,151

Total Common Stocks — 98.2% (Cost: $72,898,959)		88,203,739

Preferred Stocks

Chile — 1.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	21,294	1,414,175

Total Preferred Stocks — 1.6% (Cost: $897,029)		1,414,175

Rights

Thailand — 0.0%
Khon Kaen Sugar (Expires 02/28/22)(a)	2,201	—

Total Rights — 0.0% (Cost: $0)		—

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	276,754	$276,809

Total Short-Term Investments — 0.3% (Cost: $276,804)		276,809

Total Investments in Securities — 100.1% (Cost: $74,072,792)		89,894,723

Other Assets, Less Liabilities — (0.1)%		(55,263)

Net Assets — 100.0%		$89,839,460

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,825,834	$—	$(1,548,825	)(a)	$(189)	$(11)	$276,809	276,754	$55,566	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	80,000	—	(80,000	)(a)	—	—	—	—	5		—

					$(189)	$(11)	$276,809		$55,571		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/18/22	$88	$(9,529)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,529

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Agriculture Producers ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$928

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(9,529)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,174

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,477,327	$29,710,788	$15,624	$88,203,739
Preferred Stocks	—	1,414,175	—	1,414,175
Rights	—	—	—	—
Money Market Funds	276,809	—	—	276,809

	$58,754,136	$31,124,963	$15,624	$89,894,723

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(9,529)	$—	$(9,529)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Beach Energy Ltd.	70,870	$78,940
Karoon Energy Ltd.(a)	24,035	36,172
New Hope Corp. Ltd.(b)	17,670	32,759
Paladin Energy Ltd.(a)(b)	93,860	54,017
Santos Ltd.	132,502	705,684
Washington H Soul Pattinson & Co. Ltd.	8,930	163,830
Whitehaven Coal Ltd.	37,430	87,593
Woodside Petroleum Ltd.	39,928	834,346

		1,993,341

Austria — 0.3%
OMV AG	6,080	289,429

Brazil — 1.3%
3R Petroleum Oleo E Gas SA(a)	6,650	44,072
Enauta Participacoes SA	4,275	14,333
Petro Rio SA(a)	26,901	136,714
Petroleo Brasileiro SA	151,698	1,078,636

		1,273,755

Canada — 17.3%
Advantage Energy Ltd.(a)	7,721	45,138
ARC Resources Ltd.	28,197	348,597
Baytex Energy Corp.(a)	23,275	106,321
Birchcliff Energy Ltd.	11,020	58,599
Cameco Corp.	16,340	401,829
Canacol Energy Ltd.	5,251	13,298
Canadian Natural Resources Ltd.	48,295	2,698,043
Cenovus Energy Inc.	53,693	844,262
Crescent Point Energy Corp.	23,815	170,416
Denison Mines Corp.(a)	31,255	46,852
Energy Fuels Inc./Canada(a)	6,270	51,595
Enerplus Corp.	10,450	133,562
Freehold Royalties Ltd.	5,035	56,209
Headwater Exploration Inc.(a)	7,885	44,728
Imperial Oil Ltd.	10,097	453,190
Kelt Exploration Ltd.(a)	6,175	28,013
MEG Energy Corp.(a)	11,400	148,852
NexGen Energy Ltd.(a)	16,435	87,264
NuVista Energy Ltd.(a)	7,410	56,474
Paramount Resources Ltd., Class A	3,040	67,444
Parex Resources Inc.	5,225	115,218
Peyto Exploration & Development Corp.	6,650	57,397
PrairieSky Royalty Ltd.	8,265	111,765
Shell PLC	315,833	8,328,766
Suncor Energy Inc.	59,795	1,828,524
Tamarack Valley Energy Ltd.	16,530	67,294
Tourmaline Oil Corp.	12,875	507,890
Vermilion Energy Inc.(a)	6,650	124,343
Whitecap Resources Inc.	24,772	188,990

		17,190,873

China — 1.4%
CGN Mining Co. Ltd.	90,000	10,512
China Coal Energy Co. Ltd., Class H	95,000	59,217
China Shenhua Energy Co. Ltd., Class A	19,000	76,071
China Shenhua Energy Co. Ltd., Class H	142,500	392,728
Guanghui Energy Co. Ltd., Class A(a)	19,000	21,643
Inner Mongolia Yitai Coal Co. Ltd., Class B	38,000	36,607
PetroChina Co. Ltd., Class A	47,500	43,793
PetroChina Co. Ltd., Class H	854,000	457,424

Security	Shares	Value

China (continued)
Shaanxi Coal Industry Co. Ltd., Class A	23,700	$53,544
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,510	16,007
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,500	20,935
Yankuang Energy Group Co. Ltd, Class H(b)	62,000	152,013
Yankuang Energy Group Co. Ltd., Class A	6,100	30,612

		1,371,106

Colombia — 0.2%
Ecopetrol SA	205,010	169,913

Finland — 0.7%
Neste Oyj	17,417	679,169

France — 5.3%
TotalEnergies SE	102,896	5,242,057

Greece — 0.1%
Hellenic Petroleum Holdings SA	2,535	20,075
Motor Oil Hellas Corinth Refineries SA	2,522	40,467

		60,542

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	17,290	134,867

India — 4.5%
Bharat Petroleum Corp. Ltd.	36,195	168,829
Coal India Ltd.	64,125	145,040
Hindustan Petroleum Corp. Ltd.	26,030	94,693
Indian Oil Corp. Ltd.	78,755	120,880
Oil & Natural Gas Corp. Ltd.	103,019	221,879
Oil India Ltd.	11,210	33,436
Reliance Industries Ltd.	77,180	2,429,758
Reliance Industries Ltd., GDR(c)	19,855	1,246,267

		4,460,782

Indonesia — 0.3%
Adaro Energy Tbk PT	579,500	99,287
Bukit Asam Tbk PT	126,100	27,702
Indika Energy Tbk PT(a)	66,500	10,322
Indo Tambangraya Megah Tbk PT	19,000	35,277
Medco Energi Internasional Tbk PT(a)	323,012	13,637
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	69,100	120,578

		306,803

Israel — 0.2%
Delek Group Ltd.(a)	380	46,941
Equital Ltd.(a)	856	34,187
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	1,331	10,530
Oil Refineries Ltd.(a)	75,620	27,097
Paz Oil Co. Ltd.(a)	399	57,564

		176,319

Italy — 1.6%
Eni SpA	103,625	1,611,857
Saras SpA(a)	23,180	14,163

		1,626,020

Japan — 1.2%
Cosmo Energy Holdings Co. Ltd.	2,036	46,019
ENEOS Holdings Inc.	125,600	497,350
Idemitsu Kosan Co. Ltd.	8,668	232,359
Inpex Corp.	42,200	434,977
Japan Petroleum Exploration Co. Ltd.	1,300	30,858

		1,241,563

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 1.5%
Aker BP ASA	5,225	$163,650
BW Energy Ltd.(a)	3,040	8,047
DNO ASA	18,525	23,501
Equinor ASA	40,110	1,260,878

		1,456,076

Philippines — 0.0%
Semirara Mining & Power Corp.	38,000	20,531

Poland — 0.3%
Grupa Lotos SA(a)	3,800	48,755
Polski Koncern Naftowy ORLEN SA	12,445	210,219

		258,974

Portugal — 0.2%
Galp Energia SGPS SA	20,904	231,393

Russia — 0.4%
LUKOIL PJSC(d)	17,021	297,110
Rosneft Oil Co. PJSC(d)	47,821	49,888
Surgutneftegas PJSC(d)	285,010	21,523
Tatneft PJSC(d)	57,983	73,629

		442,150

Saudi Arabia — 1.1%
Rabigh Refining & Petrochemical Co.(a)	9,120	59,871
Saudi Arabian Oil Co.(c)	90,079	999,382

		1,059,253

South Africa — 0.2%
Exxaro Resources Ltd.	10,355	133,567
Thungela Resources Ltd.(a)	5,540	49,278

		182,845

South Korea — 0.6%
Hyundai Heavy Industries Holdings Co. Ltd.	1,710	73,102
SK Innovation Co. Ltd.(a)	2,113	356,708
S-Oil Corp.	1,805	128,551

		558,361

Spain — 0.8%
Repsol SA	59,886	777,083

Sweden — 0.3%
Lundin Energy AB	8,194	302,351

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	38,000	36,225
Banpu PCL, NVDR	218,500	73,230
Esso Thailand PCL, NVDR(a)	47,500	10,967
IRPC PCL, NVDR	465,500	54,566
PTT Exploration & Production PCL, NVDR	57,031	240,115
Star Petroleum Refining PCL, NVDR(a)	76,000	20,898
Thai Oil PCL, NVDR	47,500	78,963

		514,964

Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	5,130	71,500

United Arab Emirates — 0.0%
Dana Gas PJSC	136,800	39,544

United Kingdom — 4.3%
BP PLC	810,315	3,949,566
Capricorn Energy PLC(a)	20,439	60,513
Diversified Energy Co. PLC	33,535	53,085
Energean PLC(a)	4,750	66,143

Security	Shares	Value

United Kingdom (continued)
Harbour Energy PLC(a)	16,993	$89,988
Pantheon Resources PLC(a)	21,280	40,498
Serica Energy PLC	7,125	26,491
Tullow Oil PLC(a)	50,255	36,172

		4,322,456

United States — 51.2%
Antero Resources Corp.(a)	11,590	265,759
APA Corp.	14,908	531,172
Arch Resources Inc.	665	79,381
Berry Corp.	2,280	22,800
Brigham Minerals Inc., Class A	1,900	43,282
California Resources Corp.	1,615	66,586
Callon Petroleum Co.(a)	1,511	85,160
Centennial Resource Development Inc./DE, Class A(a)	7,505	65,894
Centrus Energy Corp., Class A(a)	438	19,828
Chesapeake Energy Corp.	3,123	241,252
Chevron Corp.	79,109	11,391,696
Civitas Resources Inc.	2,090	105,482
CNX Resources Corp.(a)	8,740	142,812
Comstock Resources Inc.(a)	3,325	27,597
ConocoPhillips	54,127	5,134,487
CONSOL Energy Inc.(a)	1,330	40,884
Coterra Energy Inc.	31,602	737,275
Crescent Energy Inc.(a)(b)	893	13,529
CVR Energy Inc.	1,235	21,477
Delek U.S. Holdings Inc.(a)	2,660	45,832
Denbury Inc.(a)	2,090	151,859
Devon Energy Corp.	26,428	1,573,787
Diamondback Energy Inc.	7,042	972,500
EOG Resources Inc.	24,000	2,758,080
EQT Corp.	13,205	305,564
Exxon Mobil Corp.	173,722	13,623,279
Gulfport Energy Corp.(a)	570	39,319
Hess Corp.	11,411	1,153,196
HollyFrontier Corp.	6,365	193,814
Kosmos Energy Ltd.(a)	18,620	90,493
Laredo Petroleum Inc.(a)	570	43,639
Magnolia Oil & Gas Corp., Class A(b)	5,985	133,765
Marathon Oil Corp.	31,950	720,792
Marathon Petroleum Corp.	25,263	1,967,230
Matador Resources Co.	4,845	240,312
Murphy Oil Corp.	6,322	219,184
Northern Oil and Gas Inc.	2,470	61,948
Oasis Petroleum Inc.	814	107,863
Occidental Petroleum Corp.	38,326	1,675,996
Ovintiv Inc.	10,784	494,446
Par Pacific Holdings Inc.(a)	1,900	25,840
PBF Energy Inc., Class A(a)	3,990	66,314
PDC Energy Inc.	4,085	263,564
Peabody Energy Corp.(a)	3,895	67,539
Pioneer Natural Resources Co.	9,488	2,273,325
Range Resources Corp.(a)	10,165	233,287
SM Energy Co.	4,750	168,672
Southwestern Energy Co.(a)	22,909	114,316
Talos Energy Inc.(a)	1,235	19,402
Tellurian Inc.(a)	15,770	60,084
Texas Pacific Land Corp.	255	303,126
Uranium Energy Corp.(a)	10,735	42,833
Valero Energy Corp.	16,738	1,397,790
Viper Energy Partners LP	2,375	69,849

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Whiting Petroleum Corp.	1,615	$119,268

		50,834,460

Total Common Stocks — 98.0% (Cost: $76,020,952)		97,288,480

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, NVS	194,968	1,281,614

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	275,500	29,581

Total Preferred Stocks — 1.3% (Cost: $878,199)		1,311,195

Rights

Thailand — 0.0%
Bangchak Corp. PCL (Expires 03/03/22)(a)	1,801	—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	385,055	385,132

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	120,000	$120,000

		505,132

Total Short-Term Investments — 0.5% (Cost: $505,062)		505,132

Total Investments in Securities — 99.8% (Cost: $77,404,213)		99,104,807

Other Assets, Less Liabilities — 0.2%		227,756

Net Assets — 100.0%		$99,332,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$525,991	$—		$(140,624	)(a)	$(216)	$(19)	$385,132	385,055	$3,360	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	20,000	(a)	—		—	—	120,000	120,000	7		—

						$(216)	$(19)	$505,132		$3,367		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	1	03/18/22	$99	$(1,122)

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Energy Producers ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Energy E-Mini Index	7	03/18/22	$514	$33,406

				$32,284

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$33,406

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,122

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$46,096

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$53,082

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$584,134

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$60,326,898	$36,519,432	$442,150	$97,288,480
Preferred Stocks	—	1,281,614	29,581	1,311,195
Rights	—	—	—	—
Money Market Funds	505,132	—	—	505,132

	$60,832,030	$37,801,046	$471,731	$99,104,807

Derivative financial instruments(a)
Assets
Futures Contracts	$33,406	$—	$—	$33,406
Liabilities
Futures Contracts	—	(1,122)	—	(1,122)

	$33,406	$(1,122)	$—	$32,284

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
De Grey Mining Ltd.(a)(b)	3,979,321	$3,275,565
Newcrest Mining Ltd.	1,329,667	24,666,387
St. Barbara Ltd.	2,818,062	2,712,322
West African Resources Ltd.(a)	3,593,664	2,859,413
Westgold Resources Ltd.	1,721,696	2,807,457

		36,321,144

Canada — 49.9%
Aclara Resources Inc.(a)	8,250	6,959
Agnico Eagle Mines Ltd.	834,580	42,160,282
Alamos Gold Inc., Class A	1,025,056	7,553,470
Argonaut Gold Inc.(a)	1,394,405	2,541,282
B2Gold Corp.	2,597,126	10,490,955
Barrick Gold Corp.	3,634,683	82,156,740
Calibre Mining Corp.(a)(b)	2,001,111	2,036,634
Centerra Gold Inc.	628,195	6,125,830
Eldorado Gold Corp.(a)	521,131	5,723,190
Equinox Gold Corp.(a)	755,177	5,356,246
IAMGOLD Corp.(a)	1,457,534	4,277,733
Kinross Gold Corp.	2,924,737	14,583,304
Lundin Gold Inc.(a)(b)	319,073	2,572,723
New Gold Inc.(a)	2,088,619	3,608,738
Pretium Resources Inc.(a)	498,131	7,266,621
SSR Mining Inc.	529,222	10,475,882
Torex Gold Resources Inc.(a)	296,943	3,767,135
Wesdome Gold Mines Ltd.(a)	427,894	4,817,394
Wheaton Precious Metals Corp.	539,541	23,641,899
Yamana Gold Inc.	2,358,938	11,594,622

		250,757,639

China — 3.9%
Zijin Mining Group Co. Ltd., Class H	13,250,000	19,665,403

Indonesia — 0.9%
Aneka Tambang Tbk	28,254,200	4,401,958

Jersey — 0.9%
Centamin PLC	3,542,037	4,701,486

Peru — 1.2%
Cia. de Minas Buenaventura SAA, ADR(a)	599,999	5,939,990

Russia — 0.9%
Polymetal International PLC(c)	822,891	2,495,683
Polyus PJSC(c)	62,547	2,356,663

		4,852,346

Security	Shares	Value

South Africa — 11.2%
AngloGold Ashanti Ltd.	959,099	$22,439,939
DRDGOLD Ltd.	2,451,341	2,287,064
Gold Fields Ltd.	1,786,098	24,869,208
Harmony Gold Mining Co. Ltd.	1,550,480	6,621,464

		56,217,675

Turkey — 0.4%
Koza Altin Isletmeleri AS(a)(b)	223,668	1,850,399

United Kingdom — 0.5%
Hochschild Mining PLC	1,671,558	2,591,539

United States — 22.8%
Coeur Mining Inc.(a)(b)	804,590	3,459,737
McEwen Mining Inc.(a)(b)	2,431,007	1,925,601
Newmont Corp.	1,648,892	109,156,650

		114,541,988

Total Common Stocks — 99.8% (Cost: $485,757,085)		501,841,567

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	2,928,742	2,929,328
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	400,000	400,000

		3,329,328

Total Short-Term Investments — 0.7% (Cost: $3,328,452)		3,329,328

Total Investments in Securities — 100.5% (Cost: $489,085,537)		505,170,895

Other Assets, Less Liabilities — (0.5)%		(2,411,215)

Net Assets — 100.0%		$502,759,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Gold Miners ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,683,523	$—		$(2,753,331	)(a)	$(476)	$(388)	$2,929,328	2,928,742	$38,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	270,000	(a)	—		—	—	400,000	400,000	15		—

						$(476)	$(388)	$3,329,328		$38,803		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	3	03/17/22	$604	$15

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$15

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$16,874

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,415)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,566,379

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$373,083,057	$123,906,164	$4,852,346	$501,841,567
Money Market Funds	3,329,328	—	—	3,329,328

	$376,412,385	$123,906,164	$4,852,346	$505,170,895

Derivative financial instruments(a)
Assets
Futures Contracts	$15	$—	$—	$15

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 36.1%
29Metals Ltd.(a)	298,528	$590,696
Allkem Ltd.(a)	655,424	4,371,005
Alumina Ltd.	2,804,096	4,051,881
Australian Strategic Materials Ltd.(a)	101,536	605,782
AVZ Minerals Ltd.(a)	2,812,000	1,645,770
BHP Group Ltd.	5,784,892	197,531,855
BlueScope Steel Ltd.	574,560	8,508,000
Chalice Mining Ltd.(a)	359,328	1,952,426
Champion Iron Ltd.(b)	375,136	1,768,771
Deterra Royalties Ltd.	502,498	1,633,590
Fortescue Metals Group Ltd.	1,933,440	25,757,939
Glencore PLC	11,340,128	66,680,015
IGO Ltd.	775,808	6,223,827
Iluka Resources Ltd.	480,320	3,779,190
Imdex Ltd.	449,312	882,238
ionner Ltd.(a)	1,636,128	632,067
Liontown Resources Ltd.(a)	1,870,816	1,972,705
Lynas Rare Earths Ltd.(a)	1,029,952	7,796,062
Mineral Resources Ltd.	193,764	6,461,358
Nickel Mines Ltd.	1,130,438	1,268,764
OZ Minerals Ltd.	384,256	7,183,131
Perenti Global Ltd.	693,120	386,161
Pilbara Minerals Ltd.(a)	2,721,350	5,465,102
Rio Tinto Ltd.	425,552	36,698,331
Rio Tinto PLC	1,281,664	100,215,904
Sandfire Resources Ltd.	443,232	2,185,105
Sayona Mining Ltd.(a)(b)	5,963,400	509,715
Sims Ltd.	198,208	2,640,394
South32 Ltd.	5,324,864	18,690,337
Vulcan Energy Resources Ltd.(a)(b)	99,104	636,761
Western Areas Ltd.(a)	366,016	914,658

		519,639,540

Austria — 0.3%
voestalpine AG	131,936	4,360,619

Belgium — 0.1%
Bekaert SA	41,924	1,824,048

Brazil — 6.3%
Cia Brasileira de Aluminio(a)	167,808	640,769
Cia. Siderurgica Nacional SA	792,224	3,899,115
Vale SA	4,682,208	86,872,175

		91,412,059

Canada — 4.9%
Altius Minerals Corp.	45,600	786,802
Capstone Mining Corp.(a)	352,032	1,824,734
ERO Copper Corp.(a)	77,824	1,113,789
First Quantum Minerals Ltd.	670,624	19,666,346
Hudbay Minerals Inc.	254,144	2,071,249
Ivanhoe Mines Ltd., Class A(a)	693,728	7,060,427
Labrador Iron Ore Royalty Corp.	65,664	2,425,553
Largo Inc.(a)	39,520	406,269
Lithium Americas Corp.(a)(b)	121,600	3,472,915
Lundin Mining Corp.	755,744	7,292,110
New Pacific Metals Corp.(a)(b)	99,712	312,313
Solaris Resources Inc.(a)	61,408	675,851
Stelco Holdings Inc.	35,264	1,082,542
Teck Resources Ltd., Class B	538,688	19,397,018

Security	Shares	Value

Canada (continued)
Turquoise Hill Resources Ltd.(a)	114,912	$2,363,515
Wallbridge Mining Co. Ltd.(a)	731,424	187,545

		70,138,978

Chile — 0.1%
CAP SA	77,216	892,853

China — 2.8%
Aluminum Corp. of China Ltd., Class A(a)	910,265	941,835
Aluminum Corp. of China Ltd., Class H(a)	4,512,000	3,189,189
Anhui Honglu Steel Construction Group Co. Ltd., Class A	35,500	277,025
Baoshan Iron & Steel Co. Ltd., Class A	1,579,093	1,809,901
Chengtun Mining Group Co. Ltd., Class A	182,400	318,910
China Hongqiao Group Ltd.	2,736,000	3,830,423
China Metal Recycling Holdings Ltd.(a)(c)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A	60,800	364,753
China Molybdenum Co. Ltd., Class A	1,153,400	1,106,450
China Molybdenum Co. Ltd., Class H	3,978,000	2,394,369
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	243,270	1,913,548
China Oriental Group Co. Ltd.	1,180,000	342,769
China Zhongwang Holdings Ltd.(a)(c)	1,552,000	244,053
Ganfeng Lithium Co. Ltd., Class A	77,200	1,877,124
Ganfeng Lithium Co. Ltd., Class H(b)(d)	296,800	5,037,347
GEM Co. Ltd., Class A	364,817	557,328
Hesteel Co. Ltd., Class A	790,400	322,254
Hunan Valin Steel Co. Ltd., Class A	486,400	450,130
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	3,100,821	1,323,505
Jiangxi Copper Co. Ltd., Class A	121,600	431,051
Jiangxi Copper Co. Ltd., Class H	1,346,000	2,422,800
Jinchuan Group International Resources Co. Ltd.(b)	3,648,000	651,820
MMG Ltd.(a)	3,466,000	1,255,488
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	608,000	407,106
Shandong Nanshan Aluminum Co. Ltd., Class A	851,200	660,188
Shanxi Meijin Energy Co. Ltd., Class A(a)	306,628	700,895
Shanxi Taigang Stainless Steel Co. Ltd., Class A	425,600	494,344
Shenghe Resources Holding Co. Ltd., Class A	121,600	380,081
Shougang Fushan Resources Group Ltd.	2,432,000	804,177
Tiangong International Co. Ltd.(b)	1,216,000	573,914
Tianshan Aluminum Group Co. Ltd., Class A	363,000	551,149
Tibet Summit Resources Co. Ltd., Class-A	60,800	330,314
Tongling Nonferrous Metals Group Co. Ltd., Class A	729,600	462,467
Western Superconducting Technologies Co. Ltd., Class A	24,450	335,099
Xiamen Tungsten Co. Ltd., Class A	121,699	426,254
Yintai Gold Co. Ltd., Class A	241,440	350,580
YongXing Special Materials Technology Co. Ltd., Class A	21,100	500,317
Yunnan Aluminium Co. Ltd., Class A(a)	243,200	559,952
Yunnan Tin Co. Ltd., Class A(a)	121,600	485,275
Zhejiang Huayou Cobalt Co. Ltd., Class A	79,900	1,580,208

		40,664,392

Cyprus — 0.0%
Atalaya Mining PLC	82,080	478,980

Finland — 0.2%
Outokumpu Oyj(a)	416,480	2,454,985

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 0.1%
Eramet SA(a)	10,944	$1,434,009

Germany — 0.7%
Aurubis AG	35,872	4,197,261
Salzgitter AG(a)	41,344	1,805,974
thyssenkrupp AG(a)	461,472	4,892,406

		10,895,641

India — 3.4%
APL Apollo Tubes Ltd.(a)	128,288	1,461,967
Hindalco Industries Ltd.	1,797,248	13,812,074
Jindal Stainless Hisar Ltd.(a)	105,792	498,282
Jindal Stainless Ltd.(a)	195,168	505,538
Jindal Steel & Power Ltd.(a)	468,768	2,673,281
JSW Steel Ltd.	960,032	8,054,410
National Aluminium Co. Ltd.	943,616	1,534,419
Ratnamani Metals & Tubes Ltd.	19,456	579,229
Tata Steel Ltd.	694,756	11,375,744
Tata Steel Ltd., GDR(e)	136,668	2,217,377
Vedanta Ltd.	1,271,936	6,473,751

		49,186,072

Indonesia — 0.3%
Merdeka Copper Gold Tbk PT(a)	13,011,200	3,523,111
Timah Tbk PT(a)	2,979,200	331,593

		3,854,704

Japan — 4.4%
Daido Steel Co. Ltd.	28,600	1,028,485
Daiki Aluminium Industry Co. Ltd.	59,000	892,967
Dowa Holdings Co. Ltd.	60,800	2,743,936
Hitachi Metals Ltd.(a)	250,700	4,468,854
JFE Holdings Inc.	547,200	8,146,471
Kobe Steel Ltd.	425,600	2,260,273
Kyoei Steel Ltd.	18,400	254,694
Maruichi Steel Tube Ltd.	62,900	1,561,150
Mitsubishi Materials Corp.	129,000	2,321,907
Mitsui Mining & Smelting Co. Ltd.	63,600	1,862,377
Nippon Light Metal Holdings Co. Ltd.	65,440	1,048,658
Nippon Steel Corp.	972,805	17,811,053
Sumitomo Metal Mining Co. Ltd.	274,100	13,672,784
Toho Titanium Co. Ltd.	60,800	576,093
Tokyo Steel Manufacturing Co. Ltd.	121,600	1,189,710
UACJ Corp.(a)	33,638	689,565
Yamato Kogyo Co. Ltd.	60,800	1,955,062
Yodogawa Steel Works Ltd.	19,600	470,740

		62,954,779

Liechtenstein — 1.8%
APERAM SA	54,720	3,063,891
ArcelorMittal SA	731,434	22,695,390

		25,759,281

Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	3,707,000	6,030,442

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	3,585,400	18,393,534

Netherlands — 0.1%
AMG Advanced Metallurgical Group NV	35,264	1,396,908

Norway — 1.0%
Norsk Hydro ASA	1,490,340	14,152,396

Security	Shares	Value

Peru — 0.5%
Southern Copper Corp.	96,672	$6,708,070

Poland — 0.5%
Jastrzebska Spolka Weglowa SA(a)	59,584	696,024
KGHM Polska Miedz SA	159,904	6,278,948

		6,974,972

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,130,592	1,913,518

Russia — 0.6%
Alrosa PJSC(c)	2,886,002	840,669
MMC Norilsk Nickel PJSC(c)	71,400	4,836,801
Novolipetsk Steel PJSC(c)	1,668,000	1,059,320
Severstal PAO(c)	233,400	1,114,679
United Co. RUSAL International PJSC(a)(c)	3,450,000	728,010

		8,579,479

Saudi Arabia — 1.0%
Saudi Arabian Mining Co.(a)	491,264	14,023,891

South Africa — 3.8%
African Rainbow Minerals Ltd.	129,504	2,304,689
Anglo American Platinum Ltd.	60,192	9,395,061
Impala Platinum Holdings Ltd.	930,848	17,755,351
Kumba Iron Ore Ltd.	73,568	2,908,054
Northam Platinum Holdings Ltd.(a)	387,616	6,258,576
Royal Bafokeng Platinum Ltd.	180,258	2,133,729
Sibanye Stillwater Ltd.	3,050,138	14,389,410

		55,144,870

South Korea — 2.1%
Dongkuk Steel Mill Co. Ltd.	70,528	980,080
Hyundai Steel Co.	98,496	3,284,928
KG Dongbu Steel Co. Ltd.	22,496	197,712
Korea Zinc Co. Ltd.	9,728	4,461,655
Poongsan Corp.	20,064	534,380
POSCO	84,494	20,103,129
Seah Besteel Corp.	15,808	234,360
SeAH Steel Holdings Corp.	1	106
Young Poong Corp.(a)	608	332,347

		30,128,697

Spain — 0.2%
Acerinox SA	187,264	2,380,818

Sweden — 1.4%
Boliden AB	311,296	13,846,581
Granges AB	120,992	1,293,374
SSAB AB, Class A(a)	305,824	1,913,886
SSAB AB, Class B(a)	664,544	3,594,078

		20,647,919

Switzerland — 0.0%
Swiss Steel Holding AG, Registered(a)	955,776	305,102

Taiwan — 2.0%
Century Iron & Steel Industrial Co. Ltd.	115,000	449,709
China Metal Products	208,011	267,148
China Steel Corp.	13,376,612	17,394,337
Chun Yuan Steel Industry Co. Ltd.	475,000	420,515
Chung Hung Steel Corp.	1,085,000	1,611,252
Feng Hsin Steel Co. Ltd.	608,000	1,833,664
Hsin Kuang Steel Co. Ltd.	200,000	449,372
TA Chen Stainless Pipe	1,806,005	3,452,810

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Tung Ho Steel Enterprise Corp.	475,700	$1,198,200
YC INOX Co. Ltd.	370,263	441,994
Yieh Phui Enterprise Co. Ltd.(a)	1,216,644	1,062,100

		28,581,101

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,596,000	3,584,016
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	842,688	714,202
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	218,272	309,423

		4,607,641

United Kingdom — 6.0%
Anglo American PLC	1,464,842	74,357,911
Antofagasta PLC	451,136	9,134,531
Central Asia Metals PLC	203,320	570,056
Eurasia Mining PLC(a)	2,120,096	295,787
Ferrexpo PLC	334,400	758,498
Hill & Smith Holdings PLC	91,740	1,736,649

		86,853,432

United States — 15.6%
Alcoa Corp.	212,800	16,032,352
Allegheny Technologies Inc.(a)(b)	145,312	3,740,331
Alpha Metallurgical Resources Inc.(a)	18,848	1,786,413
Arconic Corp.(a)	118,560	3,639,792
Carpenter Technology Corp.	55,328	2,124,042
Century Aluminum Co.(a)	62,016	1,464,818
Cleveland-Cliffs Inc.(a)	542,944	12,140,228
Commercial Metals Co.	137,408	5,297,078
Compass Minerals International Inc.	38,912	2,281,022
Coronado Global Resources Inc.(a)(d)	862,752	1,037,305
Freeport-McMoRan Inc.	1,678,620	78,811,209
Kaiser Aluminum Corp.	18,240	1,760,160
Materion Corp.	23,104	1,930,339
MP Materials Corp.(a)(b)	71,136	3,245,224
Nucor Corp.	327,244	43,071,855
Piedmont Lithium Inc.(a)(b)	18,240	958,512
Reliance Steel & Aluminum Co.	71,744	13,693,777
Ryerson Holding Corp.	20,064	524,072
Schnitzer Steel Industries Inc., Class A	29,792	1,449,381
Steel Dynamics Inc.	228,070	16,097,181
SunCoke Energy Inc.	99,712	790,716
United States Steel Corp.	308,864	8,404,190
Warrior Met Coal Inc.	58,368	1,838,592
Worthington Industries Inc.	38,304	2,184,094

		224,302,683

Total Common Stocks — 98.4% (Cost: $1,229,806,802)		1,417,076,413

Security	Shares	Value

Preferred Stocks

Brazil — 0.7%
Bradespar SA, Preference Shares, NVS	288,192	$1,658,906
Cia Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	43,168	368,962
Gerdau SA, Preference Shares, NVS	1,307,808	6,486,485
Metalurgica Gerdau SA, Preference Shares, NVS	839,648	1,687,527

		10,201,880

Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(c)	96,000	72,186

Total Preferred Stocks — 0.7% (Cost: $9,074,920)		10,274,066

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	3,989,688	3,990,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)	2,010,000	2,010,000

		6,000,486

Total Short-Term Investments — 0.4% (Cost: $6,000,347)		6,000,486

Total Investments in Securities — 99.5% (Cost: $1,244,882,069)		1,433,350,965

Other Assets, Less Liabilities — 0.5%		6,888,350

Net Assets — 100.0%		$1,440,239,315

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,852,782	$—		$(2,850,781	)(a)	$(11,099)	$(416)	$3,990,486	3,989,688	$127,457	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,010,000	(a)	—		—	—	2,010,000	2,010,000	69		—

						$(11,099)	$(416)	$6,000,486		$127,526		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	122	03/18/22	$7,170	$43,651
S&P Select Sector Energy E-Mini Index	41	03/18/22	3,011	140,968

				$184,619

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$184,619

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$475,957

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(94,353)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,405,260

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$351,473,774	$1,056,779,107	$8,823,532	$1,417,076,413
Preferred Stocks	—	10,201,880	72,186	10,274,066
Money Market Funds	6,000,486	—	—	6,000,486

	$357,474,260	$1,066,980,987	$8,895,718	$1,433,350,965

Derivative financial instruments(a)
Assets
Futures Contracts	$184,619	$—	$—	$184,619

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 67.7%
Aclara Resources Inc.(a)	4,153	$3,503
Agnico Eagle Mines Ltd.	210,742	10,646,005
Aya Gold & Silver Inc.(a)	777,324	6,212,459
Dundee Precious Metals Inc.	354,305	2,096,479
Eldorado Gold Corp.(a)	285,094	3,130,973
Endeavour Silver Corp.(a)(b)	1,670,308	7,050,215
First Majestic Silver Corp.(b)	1,868,409	21,035,263
Fortuna Silver Mines Inc.(a)(b)	2,661,904	9,933,575
GoGold Resources Inc.(a)(b)	2,604,446	6,164,369
Kinross Gold Corp.	651,134	3,246,680
Lundin Gold Inc.(a)(b)	129,895	1,047,359
MAG Silver Corp.(a)(b)	688,300	11,686,167
New Gold Inc.(a)	1,190,488	2,056,938
Orla Mining Ltd.(a)	275,770	1,096,553
Pan American Silver Corp.	1,810,424	42,821,705
Seabridge Gold Inc.(a)(b)	121,281	2,096,463
Silvercorp Metals Inc.	1,740,176	6,452,724
SilverCrest Metals Inc.(a)(b)	1,234,204	10,740,253
SSR Mining Inc.	208,158	4,120,461
Victoria Gold Corp.(a)	74,842	948,294
Wheaton Precious Metals Corp.	217,137	9,514,626
Yamana Gold Inc.	541,615	2,662,139

		164,763,203

Japan — 4.6%
Asahi Holdings Inc.	575,200	11,170,647

Mexico — 5.0%
Industrias Penoles SAB de CV	979,898	12,229,946

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR(a)	156,766	1,551,983

Russia — 0.2%
Polymetal International PLC(c)	183,040	555,128

South Africa — 0.7%
Harmony Gold Mining Co. Ltd.	380,216	1,623,747

Security	Shares	Value

United Kingdom — 0.7%
Hochschild Mining PLC	621,786	$964,000
SolGold PLC(a)(b)	1,794,828	719,471

		1,683,471

United States — 20.3%
Coeur Mining Inc.(a)(b)	446,523	1,920,049
Gatos Silver Inc.(a)(b)	514,661	1,734,407
Hecla Mining Co.	4,395,051	25,315,494
Newmont Corp.	309,734	20,504,391

		49,474,341

Total Common Stocks — 99.8% (Cost: $254,132,650)		243,052,466

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	14,859,927	14,862,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	80,000	80,000

		14,942,898

Total Short-Term Investments — 6.1% (Cost: $14,939,241)		14,942,898

Total Investments in Securities — 105.9% (Cost: $269,071,891)		257,995,364

Other Assets, Less Liabilities — (5.9)%		(14,418,662)

Net Assets — 100.0%		$243,576,702

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,991,219	$—	$(8,124,820	)(a)	$(1,069)	$(2,432)	$14,862,898	14,859,927	$109,815	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(60,000	)(a)	—	—	80,000	80,000	5		—

					$(1,069)	$(2,432)	$14,942,898		$109,820		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	2	03/17/22	$402	$(6,048)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,048

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$18,225

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,044)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$394,120

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$228,015,970	$14,481,368	$555,128	$243,052,466
Money Market Funds	14,942,898	—	—	14,942,898

	$242,958,868	$14,481,368	$555,128	$257,995,364

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,048)	$—	$—	$(6,048)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$89,617,914	$98,599,675	$501,841,567	$1,427,350,479
Affiliated(c)	276,809	505,132	3,329,328	6,000,486
Cash	151,504	24,189	27,266	425,440
Foreign currency, at value(d)	187,883	90,260	253,924	634,667
Cash pledged:
Futures contracts	—	36,000	—	556,000
Foreign currency collateral pledged:
Futures contracts(e)	7,831	8,049	—	—
Receivables:
Investments sold	82,379	346,532	26,795,957	4,291,909
Securities lending income — Affiliated	500	253	6,626	58,041
Variation margin on futures contracts	—	11,949	7	—
Capital shares sold	56,885	—	—	4,508,813
Dividends	132,334	557,446	425,565	10,610,914
Tax reclaims	2,197	29,757	536	76,312

Total assets	90,516,236	100,209,242	532,680,776	1,454,513,061

LIABILITIES
Cash received:
Futures contracts	5	—	—	—
Collateral on securities loaned, at value	276,456	384,598	2,935,121	3,999,583
Deferred foreign capital gain tax	84,240	80,504	—	1,320,801
Payables:
Investments purchased	289,373	382,257	26,509,340	8,546,046
Variation margin on futures contracts	1,291	—	—	16,738
Capital shares redeemed	—	—	322,371	—
Investment advisory fees	25,411	29,320	154,264	389,436
Professional fees	—	—	—	1,142

Total liabilities	676,776	876,679	29,921,096	14,273,746

NET ASSETS	$89,839,460	$99,332,563	$502,759,680	$1,440,239,315

NET ASSETS CONSIST OF:
Paid-in capital	$76,907,252	$84,260,400	$539,138,292	$1,320,382,866
Accumulated earnings (loss)	12,932,208	15,072,163	(36,378,612)	119,856,449

NET ASSETS	$89,839,460	$99,332,563	$502,759,680	$1,440,239,315

Shares outstanding	2,100,000	4,750,000	18,100,000	30,400,000

Net asset value	$42.78	$20.91	$27.78	$47.38

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$264,598	$378,509	$2,655,128	$3,853,904
(b) Investments, at cost — Unaffiliated	$73,795,988	$76,899,151	$485,757,085	$1,238,881,722
(c) Investments, at cost — Affiliated	$276,804	$505,062	$3,328,452	$6,000,347
(d) Foreign currency, at cost	$188,382	$90,598	$252,850	$635,379
(e) Foreign currency collateral pledged, at cost	$7,996	$8,159	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2022

iShares MSCI Global Silver and Metals Miners ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$243,052,466
Affiliated(c)	14,942,898
Cash	2,157
Foreign currency, at value(d)	411,108
Foreign currency collateral pledged:
Futures contracts(e)	21,301
Receivables:
Investments sold	3,172,113
Securities lending income — Affiliated	6,445
Dividends	989
Tax reclaims	11,309

Total assets	261,620,786

LIABILITIES
Collateral on securities loaned, at value	14,867,492
Payables:
Investments purchased	3,105,592
Variation margin on futures contracts	661
Investment advisory fees	70,339

Total liabilities	18,044,084

NET ASSETS	$243,576,702

NET ASSETS CONSIST OF:
Paid-in capital	$289,141,739
Accumulated loss	(45,565,037)

NET ASSETS	$243,576,702

Shares outstanding	18,800,000

Net asset value	$12.96

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$14,298,282
(b) Investments, at cost — Unaffiliated	$254,132,650
(c) Investments, at cost — Affiliated	$14,939,241
(d) Foreign currency, at cost	$411,976
(e) Foreign currency collateral pledged, at cost	$21,395

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2022

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$713,346	$2,149,229	$5,745,175	$39,624,885
Dividends — Affiliated	84	131	181	443
Securities lending income — Affiliated — net	55,487	3,236	38,622	127,083
Foreign taxes withheld	(68,046)	(117,107)	(330,053)	(990,955)
Foreign withholding tax claims	—	—	—	11,973

Total investment income	700,871	2,035,489	5,453,925	38,773,429

EXPENSES
Investment advisory fees	160,787	175,563	964,048	2,109,863
Commitment fees	274	326	—	6,342
Professional fees	217	217	217	1,414
Interest expense	—	—	—	528

Total expenses	161,278	176,106	964,265	2,118,147

Net investment income	539,593	1,859,383	4,489,660	36,655,282

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(436,886)	(801,868)	(13,248,689)	(18,340,504)
Investments — Affiliated	(189)	(216)	(476)	(11,099)
In-kind redemptions — Unaffiliated	2,397,244	3,051,899	18,777,862	7,720,545
Futures contracts	928	46,096	16,874	475,957
Foreign currency transactions	(3,225)	(5,450)	(94,645)	(436,210)

Net realized gain (loss)	1,957,872	2,290,461	5,450,926	(10,591,311)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	4,460,052	22,754,383	10,781,443	73,977,933
Investments — Affiliated	(11)	(19)	(388)	(416)
Futures contracts	(9,529)	53,082	(8,415)	(94,353)
Foreign currency translations	(760)	(4,016)	7,177	17,491

Net change in unrealized appreciation (depreciation)	4,449,752	22,803,430	10,779,817	73,900,655

Net realized and unrealized gain	6,407,624	25,093,891	16,230,743	63,309,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,947,217	$26,953,274	$20,720,403	$99,964,626

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(7,388)	$(9,723)	$—	$(211,986)
(b) Net of reduction/increase in deferred foreign capital gain tax of	$49,141	$(2,544)	$—	$360,792

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2022

iShares MSCI Global Silver and Metals Miners ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,166,743
Dividends — Affiliated	838
Securities lending income — Affiliated — net	108,982
Foreign taxes withheld	(82,308)

Total investment income	1,194,255

EXPENSES
Investment advisory fees	482,866
Professional fees	217

Total expenses	483,083

Net investment income	711,172

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,228,471)
Investments — Affiliated	(1,069)
In-kind redemptions — Unaffiliated	1,787,287
Futures contracts	18,225
Foreign currency transactions	(40,243)

Net realized loss	(10,464,271)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(8,208,378)
Investments — Affiliated	(2,432)
Futures contracts	(8,044)
Foreign currency translations	(10,816)

Net change in unrealized appreciation (depreciation)	(8,229,670)

Net realized and unrealized loss	(18,693,941)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,982,769)

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$539,593	$929,163	$1,859,383	$2,531,709
Net realized gain (loss)	1,957,872	1,043,316	2,290,461	(2,495,908)
Net change in unrealized appreciation (depreciation)	4,449,752	10,285,535	22,803,430	16,848,585

Net increase in net assets resulting from operations	6,947,217	12,258,014	26,953,274	16,884,386

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(792,954)	(743,435)	(2,240,162)	(2,192,248)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,926,924)	46,922,973	(5,466,373)	15,409,142

NET ASSETS
Total increase in net assets	4,227,339	58,437,552	19,246,739	30,101,280
Beginning of period	85,612,121	27,174,569	80,085,824	49,984,544

End of period	$89,839,460	$85,612,121	$99,332,563	$80,085,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,489,660	$8,315,601	$36,655,282	$42,347,311
Net realized gain (loss)	5,450,926	22,658,655	(10,591,311)	81,762,667
Net change in unrealized appreciation (depreciation)	10,779,817	(168,417,833)	73,900,655	142,395,181

Net increase (decrease) in net assets resulting from operations	20,720,403	(137,443,577)	99,964,626	266,505,159

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,065,097)	(7,902,083)	(44,150,490)	(26,536,436)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(70,038,108)	130,863,348	278,365,382	568,697,109

NET ASSETS
Total increase (decrease) in net assets	(55,382,802)	(14,482,312)	334,179,518	808,665,832
Beginning of period	558,142,482	572,624,794	1,106,059,797	297,393,965

End of period	$502,759,680	$558,142,482	$1,440,239,315	$1,106,059,797

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$711,172	$ 1,710,322
Net realized gain (loss)	(10,464,271)	12,126,628
Net change in unrealized appreciation (depreciation)	(8,229,670)	(72,828,176)

Net decrease in net assets resulting from operations	(17,982,769)	(58,991,226)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,179,053)	(8,369,316)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,589,648)	84,032,695

NET ASSETS
Total increase (decrease) in net assets	(23,751,470)	16,672,153
Beginning of period	267,328,172	250,656,019

End of period	$243,576,702	$267,328,172

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$39.82		$28.60	$26.88	$29.15	$27.08	$24.31

Net investment income(a)	0.26		0.60	0.49	0.53	0.53	0.45
Net realized and unrealized gain (loss)(b)	3.10		11.11	1.73	(2.25)	2.03	2.81

Net increase (decrease) from investment operations	3.36		11.71	2.22	(1.72)	2.56	3.26

Distributions(c)
From net investment income	(0.40)		(0.49)	(0.50)	(0.55)	(0.49)	(0.49)

Total distributions	(0.40)		(0.49)	(0.50)	(0.55)	(0.49)	(0.49)

Net asset value, end of period	$42.78		$39.82	$28.60	$26.88	$29.15	$27.08

Total Return(d)
Based on net asset value	8.51	%(e)	41.16%	8.41%	(5.88)%	9.49%	13.53%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(g)	0.39%	0.39%	0.39%	0.37%	0.37%

Net investment income	1.31	%(g)	1.60%	1.84%	1.88%	1.84%	1.76%

Supplemental Data
Net assets, end of period (000)	$89,839		$85,612	$27,175	$25,535	$33,521	$28,434

Portfolio turnover rate(h)	4	%(e)	6%	9%	13%	25%	16%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$15.86		$12.04	$17.97	$22.80	$18.57	$18.72

Net investment income(a)	0.38		0.58	0.68	0.70	0.64	0.60
Net realized and unrealized gain (loss)(b)	5.13		3.76	(5.61)	(4.90)	4.23	(0.16)

Net increase (decrease) from investment operations	5.51		4.34	(4.93)	(4.20)	4.87	0.44

Distributions(c)
From net investment income	(0.46)		(0.52)	(1.00)	(0.63)	(0.64)	(0.59)

Total distributions	(0.46)		(0.52)	(1.00)	(0.63)	(0.64)	(0.59)

Net asset value, end of period	$20.91		$15.86	$12.04	$17.97	$22.80	$18.57

Total Return(d)
Based on net asset value	35.33	%(e)	36.41%	(28.92)%	(18.56)%	26.48%	2.26%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.13	%(g)	4.01%	4.62%	3.41%	2.93%	3.10%

Supplemental Data
Net assets, end of period (000)	$99,333		$80,086	$49,985	$46,733	$47,889	$31,568

Portfolio turnover rate(h)	4	%(e)	8%	12%	6%	5%	4%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$26.96		$35.13	$24.01	$14.43	$19.96	$21.20

Net investment income(b)	0.24		0.49	0.17	0.18	0.10	0.06
Net realized and unrealized gain (loss)(c)	0.91		(8.20)	11.11	9.59	(5.51)	(1.04)

Net increase (decrease) from investment operations	1.15		(7.71)	11.28	9.77	(5.41)	(0.98)

Distributions(d)
From net investment income	(0.33)		(0.46)	(0.16)	(0.19)	(0.12)	(0.26)

Total distributions	(0.33)		(0.46)	(0.16)	(0.19)	(0.12)	(0.26)

Net asset value, end of period	$27.78		$26.96	$35.13	$24.01	$14.43	$19.96

Total Return(e)
Based on net asset value	4.40	%(f)	(22.12)%	47.22%	68.13%	(27.22)%	(4.30)%

Ratios to Average Net Assets(g)
Total expenses	0.39	%(h)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	1.82	%(h)	1.63%	0.66%	1.04%	0.56%	0.38%

Supplemental Data
Net assets, end of period (000)	$502,760		$558,142	$572,625	$325,284	$232,989	$391,247

Portfolio turnover rate(i)	13	%(f)	12%	21%	15%	4%	26%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)

Net asset value, beginning of period	$45.61		$27.79	$25.60	$30.93	$31.86	$21.67

Net investment income(b)	1.45		2.13	1.04	1.49	1.06	0.53
Net realized and unrealized gain (loss)(c)	2.13		16.86	2.26	(5.13)	(1.05)	10.26

Net increase (decrease) from investment operations	3.58		18.99	3.30	(3.64)	0.01	10.79

Distributions(d)
From net investment income	(1.81)		(1.17)	(1.11)	(1.69)	(0.94)	(0.60)

Total distributions	(1.81)		(1.17)	(1.11)	(1.69)	(0.94)	(0.60)

Net asset value, end of period	$47.38		$45.61	$27.79	$25.60	$30.93	$31.86

Total Return(e)
Based on net asset value	8.51	%(f)	68.77%	13.00%	(12.16)%	(0.10)%	50.55%

Ratios to Average Net Assets(g)
Total expenses	0.39	%(h)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(h)	N/A	N/A	N/A	N/A	N/A

Net investment income	6.78	%(h)	5.11%	4.03%	5.05%	3.15%	2.31%

Supplemental Data
Net assets, end of period (000)	$1,440,239		$1,106,060	$297,394	$221,470	$403,636	$347,259

Portfolio turnover rate(i)	7	%(f)	17%	11%	14%	14%	12%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$13.92		$17.29	$10.84	$8.43	$11.47	$13.61

Net investment income(a)	0.04		0.10	0.04	0.09	0.10	0.09
Net realized and unrealized gain (loss)(b)	(0.94)		(2.93)	6.62	2.40	(3.05)	(1.94)

Net increase (decrease) from investment operations	(0.90)		(2.83)	6.66	2.49	(2.95)	(1.85)

Distributions(c)
From net investment income	(0.06)		(0.54)	(0.21)	(0.08)	(0.09)	(0.29)

Total distributions	(0.06)		(0.54)	(0.21)	(0.08)	(0.09)	(0.29)

Net asset value, end of period	$12.96		$13.92	$17.29	$10.84	$8.43	$11.47

Total Return(d)
Based on net asset value	(6.45	)%(e)	(16.69)%	62.71%	29.89%	(25.87)%	(13.26)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.57	%(g)	0.63%	0.35%	0.98%	0.94%	0.79%

Supplemental Data
Net assets, end of period (000)	$243,577		$267,328	$250,656	$99,757	$50,577	$64,258

Portfolio turnover rate(h)	31	%(e)	31%	66%	27%	19%	14%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.   ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements  (unaudited) (continued)

4.    SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Agriculture Producers
Barclays Capital, Inc.	$6,682	$6,682		$—	$—
BofA Securities, Inc.	23,259	23,259		—	—
Goldman Sachs & Co. LLC	106,166	106,166		—	—
J.P. Morgan Securities LLC	8,762	8,762		—	—
Morgan Stanley	58,711	58,711		—	—
Scotia Capital (USA), Inc.	61,018	61,018		—	—

	$264,598	$264,598		$—	$—

MSCI Global Energy Producers
BofA Securities, Inc.	$4,100	$4,100		$—	$—
J.P. Morgan Securities LLC	185,477	185,477		—	—
Morgan Stanley	65,471	65,471		—	—
Toronto Dominion Bank	123,461	119,485		—	(3,976	)(b)

	$378,509	$374,533		$—	$(3,976)

MSCI Global Gold Miners
BNP Paribas SA	$69,283	$69,283		$—	$—
BofA Securities, Inc.	1,082,359	1,082,359		—	—
Citigroup Global Markets, Inc.	305,325	305,325		—	—
HSBC Bank PLC	135,567	135,567		—	—
J.P. Morgan Securities LLC	163,606	163,606		—	—
Morgan Stanley	622,564	622,564		—	—
SG Americas Securities LLC	794	794		—	—
State Street Bank & Trust Co.	275,630	275,630		—	—

	$2,655,128	$2,655,128		$—	$—

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Metals & Mining Producers
Barclays Bank PLC	$180,614	$180,614		$—	$—
BNP Paribas SA	281,830	281,830		—	—
BofA Securities, Inc.	1,405,560	1,405,560		—	—
Credit Suisse Securities (USA) LLC	336,109	336,109		—	—
J.P. Morgan Securities LLC	731,557	731,557		—	—
Morgan Stanley	768,509	768,509		—	—
Natixis SA	149,725	149,725		—	—

	$3,853,904	$3,853,904		$—	$—

MSCI Global Silver and Metals Miners
Barclays Capital, Inc.	$92,632	$92,632		$—	$—
BNP Paribas SA	236,192	236,192		—	—
BofA Securities, Inc.	2,056,653	2,056,653		—	—
Citigroup Global Markets, Inc.	3,602,722	3,602,722		—	—
Goldman Sachs & Co. LLC	316,186	315,002		—	(1,184	)(b)
J.P. Morgan Securities LLC	4,893,894	4,893,894		—	—
Morgan Stanley	4,932	4,932		—	—
Scotia Capital (USA), Inc.	1,410,841	1,410,841		—	—
State Street Bank & Trust Co.	1,583,467	1,583,467		—	—
Toronto Dominion Bank	100,763	100,763		—	—

	$14,298,282	$14,297,098		$—	$(1,184)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

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Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended February 28, 2022, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$12,345
MSCI Global Energy Producers	807
MSCI Global Gold Miners	9,201
MSCI Global Metals & Mining Producers	30,544
MSCI Global Silver and Metals Miners	26,568

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

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Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Global Agriculture Producers	$206,193	$96,454	$(3,638)
MSCI Global Energy Producers	214,587	426,954	(102,329)
MSCI Global Gold Miners	3,201,775	5,903,080	(837,667)
MSCI Global Metals & Mining Producers	749,328	7,452,863	(1,224,960)
MSCI Global Silver and Metals Miners	4,475,826	89,663	(48,962)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.   PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$3,084,961	$3,650,659
MSCI Global Energy Producers	3,977,360	4,836,634
MSCI Global Gold Miners	65,410,894	68,563,595
MSCI Global Metals & Mining Producers	127,775,333	73,770,663
MSCI Global Silver and Metals Miners	75,564,814	75,725,386

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$3,482,226	$5,175,599
MSCI Global Energy Producers	1,884,723	6,820,165
MSCI Global Gold Miners	18,677,470	85,890,490
MSCI Global Metals & Mining Producers	253,521,473	37,027,094
MSCI Global Silver and Metals Miners	2,730,217	7,229,775

8.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Global Agriculture Producers	$4,297,399
MSCI Global Energy Producers	7,421,209
MSCI Global Gold Miners	54,956,433
MSCI Global Metals & Mining Producers	56,926,585
MSCI Global Silver and Metals Miners	18,280,288

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$74,597,001	$18,764,302	$(3,476,109)	$15,288,193
MSCI Global Energy Producers	79,468,846	24,025,883	(4,357,638)	19,668,245
MSCI Global Gold Miners	492,268,296	58,182,531	(45,279,917)	12,902,614
MSCI Global Metals & Mining Producers	1,256,041,648	242,354,889	(64,860,953)	177,493,936
MSCI Global Silver and Metals Miners	274,671,225	16,981,460	(33,663,369)	(16,681,909)

9.   LINE OF CREDIT

The iShares MSCI Global Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Global Metals & Mining Producers	$2,105,000	$96,530	1.09%

10.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21
iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Agriculture Producers
Shares sold	100,000	$4,109,954	1,300,000	$50,745,130
Shares redeemed	(150,000)	(6,036,878)	(100,000)	(3,822,157)

Net increase (decrease)	(50,000)	$(1,926,924)	1,200,000	$46,922,973

MSCI Global Energy Producers
Shares sold	100,000	$2,085,722	1,300,000	$19,625,290
Shares redeemed	(400,000)	(7,552,095)	(400,000)	(4,216,148)

Net increase (decrease)	(300,000)	$(5,466,373)	900,000	$15,409,142

MSCI Global Gold Miners
Shares sold	750,000	$19,970,732	6,050,000	$181,086,860
Shares redeemed	(3,350,000)	(90,008,840)	(1,650,000)	(50,223,512)

Net increase (decrease)	(2,600,000)	$(70,038,108)	4,400,000	$130,863,348

MSCI Global Metals & Mining Producers
Shares sold	7,250,000	$324,017,191	22,250,000	$927,307,523
Shares redeemed	(1,100,000)	(45,651,809)	(8,700,000)	(358,610,414)

Net increase	6,150,000	$278,365,382	13,550,000	$568,697,109

MSCI Global Silver and Metals Miners
Shares sold	200,000	$2,760,691	7,400,000	$122,697,342
Shares redeemed	(600,000)	(7,350,339)	(2,700,000)	(38,664,647)

Net increase (decrease)	(400,000)	$(4,589,648)	4,700,000	$84,032,695

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.   FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Global Metals & Mining Producers ETF is able to pass through to shareholders as a foreign tax credit in the current year, iShares MSCI Global Metals & Mining Producers ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Global Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF and iShares MSCI Global Silver and Metals Miners ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI Global Agriculture Producers(a)	$0.332072	$—	$0.064405	$0.396477	84%	—%	16%		100%
MSCI Global Energy Producers(a)	0.425148	—	0.036741	0.461889	92	—	8		100
MSCI Global Gold Miners(a)	0.323253	—	0.007270	0.330523	98	—	2		100
MSCI Global Metals & Mining Producers(a)	1.798636	—	0.007110	1.805746	100	—	—	(b)	100
MSCI Global Silver and Metals Miners(a)	0.056039	—	0.005370	0.061409	91	—	9		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

Portfolio Abbreviations - Fixed Income

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX

•  iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(7.73)%	(10.17)%	7.47%	4.96%	(10.17)%	43.34%	43.34%
Fund Market	(7.53)	(9.63)	7.53	5.02	(9.63)	43.76	43.98
Index	(8.12)	(9.67)	7.80	5.40	(9.67)	45.55	47.81

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 922.70	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	100.1%
Short-term Investments	0.0(a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.6
Other assets less liabilities	(0.7)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Information Technology	22.1%
Financials	21.1
Consumer Discretionary	12.8
Communication Services	10.4
Materials	9.2
Consumer Staples	5.9
Industrials	5.3
Energy	4.7
Health Care	3.8
Utilities	2.5
Real Estate	2.2

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.50)%	(12.00)%	6.15%	2.54%	(12.00)%	34.74%	28.52%
Fund Market	(9.49)	(11.33)	6.44	2.66	(11.33)	36.61	29.99
Index	(9.81)	(10.69)	6.99	3.24	(10.69)	40.21	37.60

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 895.00	$ 3.24		$ 1,000.00	$ 1,021.40	$ 3.46		0.69%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	22.1%
Financials	21.1
Consumer Discretionary	12.8
Communication Services	10.4
Materials	9.2
Consumer Staples	5.9
Industrials	5.3
Energy	4.7
Health Care	3.8
Utilities	2.5
Real Estate	2.2

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	32.2%
Taiwan	16.2
India	12.5
South Korea	12.5
Brazil	5.0
Saudi Arabia	4.0
South Africa	3.7
Mexico	2.1
Thailand	1.9
Indonesia	1.7

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Emerging Markets ETF(a)	3,946,550	$184,422,282

Total Investment Companies — 100.0% (Cost: $181,619,255)		184,422,282

Short-Term Investments

Money Market Funds — 0.1%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(a)(b)	90,000	90,000

Total Short-Term Investments — 0.1% (Cost: $90,000)		90,000

Total Investments in Securities — 100.1% (Cost: $181,709,255)		184,512,282

Other Assets, Less Liabilities — (0.1)%		(126,474)

Net Assets — 100.0%		$184,385,808

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$370,000	$—	$(280,000	)(a)	$—	$—	$90,000	90,000	$14	$—
iShares MSCI Emerging Markets ETF	202,917,841	40,646,077	(37,870,653)		4,771,579	(26,042,562)	184,422,282	3,946,550	2,937,483	—

					$4,771,579	$(26,042,562)	$184,512,282		$2,937,497	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	46,346,000	USD	8,981,783	GS	03/04/22	$12,226
BRL	205,000	USD	38,345	MS	03/04/22	1,438
CNY	6,057,000	USD	948,025	MS	03/04/22	10,637
INR	1,737,317,000	USD	23,003,204	MS	03/04/22	52,113
KRW	35,476,714,000	USD	29,466,731	MS	03/04/22	37,977
MXN	5,842,000	USD	281,554	MS	03/04/22	3,593
THB	109,247,000	USD	3,341,769	MS	03/04/22	1,642
TRY	6,297,000	USD	450,767	MS	03/04/22	633
TWD	839,820,000	USD	29,934,344	MS	03/04/22	25,599
USD	2,593,675	EUR	2,312,000	MS	03/04/22	1,153
USD	43,908,857	HKD	342,381,000	MS	03/04/22	95,910
USD	23,799,345	INR	1,782,130,000	MS	03/04/22	149,330

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	165,085	KRW	198,410,000	MS	03/04/22	$74
USD	2,652,754	MYR	11,113,000	MS	03/04/22	4,775
USD	5,962,180	RUB	465,774,000	MS	03/04/22	1,651,111
USD	468,583	TRY	6,385,000	MS	03/04/22	10,876
USD	31,141,263	TWD	865,917,000	MS	03/04/22	250,330
USD	41,230	ZAR	632,000	MS	03/04/22	138
ZAR	98,839,000	USD	6,394,415	MS	03/04/22	32,045
INR	61,968,000	USD	816,787	MS	04/06/22	1,553
USD	1,185,251	CLP	946,138,000	MS	04/06/22	6,278
USD	2,558,770	EUR	2,275,000	MS	04/06/22	4,256
USD	43,700,554	HKD	341,465,000	MS	04/06/22	3,411
USD	34,926	INR	2,643,000	MS	04/06/22	23
USD	3,812,084	MXN	78,398,000	MS	04/06/22	6,829
USD	4,462	RUB	473,000	CITI	04/06/22	130
USD	3,944,837	RUB	424,070,000	JPM	04/06/22	60,955
USD	10,432	ZAR	161,000	MS	04/06/22	7
TWD	416,000	USD	14,852	MS	04/07/22	6
USD	9,788,419	CNY	61,921,320	MS	04/07/22	10,055
USD	46,151	TWD	1,292,000	MS	04/07/22	4

						2,435,107

CLP	902,886,000	USD	1,136,134	MS	03/04/22	(6,662)
CNY	59,751,320	USD	9,468,356	MS	03/04/22	(11,318)
EUR	2,312,000	USD	2,597,090	MS	03/04/22	(4,568)
HKD	342,381,000	USD	43,818,376	MS	03/04/22	(5,430)
INR	44,813,000	USD	598,680	MS	03/04/22	(3,983)
MXN	75,968,000	USD	3,714,750	MS	03/04/22	(6,764)
MYR	11,113,000	USD	2,648,505	MS	03/04/22	(526)
RUB	424,070,000	USD	4,085,453	JPM	03/04/22	(160,384)
RUB	41,704,000	USD	534,809	MS	03/04/22	(148,809)
TRY	88,000	USD	6,479	MS	03/04/22	(171)
TWD	26,097,000	USD	939,779	MS	03/04/22	(8,788)
USD	8,703,079	BRL	46,551,000	MS	03/04/22	(330,713)
USD	1,125,404	CLP	902,886,000	MS	03/04/22	(4,068)
USD	10,298,260	CNY	65,808,320	MS	03/04/22	(117,439)
USD	29,220,622	KRW	35,278,304,000	MS	03/04/22	(119,076)
USD	3,942,350	MXN	81,810,000	MS	03/04/22	(50,783)
USD	3,276,873	THB	109,247,000	MS	03/04/22	(66,538)
USD	6,321,728	ZAR	98,207,000	MS	03/04/22	(63,639)
EUR	319,000	USD	358,790	MS	04/06/22	(597)
HKD	5,362,000	USD	686,227	MS	04/06/22	(54)
RUB	169,728,000	USD	1,578,865	JPM	04/06/22	(24,397)
USD	8,899,941	BRL	46,346,000	GS	04/06/22	(14,513)
USD	221,680	BRL	1,155,000	MS	04/06/22	(479)
USD	165,583	BRL	866,000	SSB	04/06/22	(988)
USD	1,807	CLP	1,452,000	MS	04/06/22	(2)
USD	198,661	EUR	177,000	MS	04/06/22	(86)
USD	66,031	HKD	516,000	MS	04/06/22	(1)
USD	23,508,531	INR	1,784,180,000	MS	04/06/22	(53,087)
USD	27,059,978	KRW	32,594,897,000	MS	04/06/22	(33,395)
USD	101,100	MXN	2,090,000	MS	04/06/22	(344)

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,729,558	MYR	11,472,000	MS	04/06/22	$(4,977)
USD	469,765	RUB	54,023,000	JPM	04/06/22	(25,009)
USD	459,429	TRY	6,804,000	MS	04/06/22	(1,378)
USD	6,745,050	ZAR	104,693,000	MS	04/06/22	(33,828)
USD	3,444,951	THB	112,603,000	MS	04/07/22	(1,644)
USD	30,032,904	TWD	842,163,000	MS	04/07/22	(46,673)

						(1,351,111)

	Net unrealized appreciation					$1,083,996

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$2,435,107

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$1,351,111

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$1,504,392

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$1,844,966

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$185,825,077
Average amounts sold — in USD	$356,914,259

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:

Forward foreign currency exchange contracts	$2,435,107	$1,351,111

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,435,107	1,351,111
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	2,435,107	1,351,111

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® Currency Hedged MSCI Emerging Markets ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)
Citibank N.A.	$130	$—	$—	$—	$130
Goldman Sachs & Co.	12,226	(12,226)	—	—	—
JPMorgan Chase Bank N.A.	60,955	(60,955)	—	—	—
Morgan Stanley & Co. International PLC	2,361,796	(1,125,820)	—	—	1,235,976

	$2,435,107	$(1,199,001)	$—	$—	$1,236,106

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)
Goldman Sachs & Co.	$14,513	$(12,226)	$—	$—	$2,287
JPMorgan Chase Bank N.A.	209,790	(60,955)	—	—	148,835
Morgan Stanley & Co. International PLC	1,125,820	(1,125,820)	—	—	—
State Street Bank and Trust Co.	988	—	—	—	988

	$1,351,111	$(1,199,001)	$—	$—	$152,110

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$184,422,282	$—	$—	$184,422,282
Money Market Funds	90,000	—	—	90,000

	$184,512,282	$—	$—	$184,512,282

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,435,107	$—	$2,435,107
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,351,111)	—	(1,351,111)

	$—	$1,083,996	$—	$1,083,996

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
Ambev SA	17,275,318	$50,698,949
Americanas SA	2,310,647	13,540,774
Atacadao SA	1,731,440	6,382,353
B3 SA - Brasil, Bolsa, Balcao	22,264,125	62,637,553
Banco Bradesco SA	5,231,312	17,157,919
Banco BTG Pactual SA	4,315,148	21,438,895
Banco do Brasil SA	3,093,693	20,916,693
Banco Inter SA	1,277,647	4,954,078
Banco Santander Brasil SA	1,445,219	8,566,161
BB Seguridade Participacoes SA	2,516,084	11,094,708
BRF SA(a)	2,592,994	8,177,138
CCR SA	4,281,207	9,739,906
Centrais Eletricas Brasileiras SA	1,179,804	7,962,209
Cia. de Saneamento Basico do Estado de Sao Paulo	1,255,921	10,077,783
Cia. Siderurgica Nacional SA	2,599,560	12,794,340
Cosan SA	3,919,585	16,069,446
Energisa SA	648,821	5,536,189
Engie Brasil Energia SA	736,927	5,709,095
Equatorial Energia SA	3,677,178	18,184,725
Hapvida Participacoes e Investimentos SA(b)	15,650,195	36,633,903
Hypera SA	1,425,029	9,244,159
JBS SA	2,662,019	18,646,899
Klabin SA	2,655,885	11,929,270
Localiza Rent a Car SA	2,228,173	24,804,785
Lojas Renner SA	3,651,190	18,047,223
Magazine Luiza SA	10,985,796	12,674,314
Natura & Co. Holding SA(a)	3,280,723	14,640,075
Petro Rio SA(a)	2,073,565	10,538,095
Petroleo Brasileiro SA	13,723,586	97,580,421
Raia Drogasil SA	3,980,259	18,019,184
Rede D’Or Sao Luiz SA(b)	1,447,064	14,254,981
Rumo SA(a)	4,649,724	13,929,975
Suzano SA	2,750,056	29,642,760
Telefonica Brasil SA	1,862,057	18,260,549
TIM SA	3,153,770	8,365,336
TOTVS SA	1,907,266	12,218,382
Ultrapar Participacoes SA	2,643,376	7,434,100
Vale SA	15,063,902	279,490,773
Vibra Energia SA	4,375,045	19,927,964
WEG SA	6,194,062	35,094,239

		1,023,016,301

Chile — 0.3%
Banco de Chile	165,801,244	17,578,596
Banco de Credito e Inversiones SA	205,225	7,336,691
Banco Santander Chile	245,620,889	12,060,916
Cencosud SA	5,499,692	10,115,800
Cia. Cervecerias Unidas SA	567,390	4,498,298
Empresas CMPC SA	4,163,537	6,878,797
Empresas COPEC SA	1,431,603	11,106,029
Enel Americas SA	79,573,627	9,317,390
Enel Chile SA	96,418,280	3,160,859
Falabella SA	2,792,395	9,189,188

		91,242,564

China — 32.1%
360 DigiTech Inc., ADR	323,963	6,074,306
360 Security Technology Inc., Class A(a)	2,176,306	3,622,546
3SBio Inc.(a)(b)	4,806,500	3,820,060

Security	Shares	Value

China (continued)
51job Inc., ADR(a)	118,590	$6,142,962
AAC Technologies Holdings Inc.(c)	2,692,000	7,360,467
Advanced Micro-Fabrication Equipment Inc., Class A(a)	149,826	3,056,726
AECC Aviation Power Co. Ltd., Class A	625,673	5,023,608
Agile Group Holdings Ltd.(c)	3,994,000	1,819,755
Agricultural Bank of China Ltd., Class A	17,883,200	8,448,688
Agricultural Bank of China Ltd., Class H	92,384,000	34,987,582
Aier Eye Hospital Group Co. Ltd., Class A	1,236,959	7,152,242
Air China Ltd., Class A(a)	2,150,493	3,367,976
Air China Ltd., Class H(a)	5,946,000	4,572,943
Akeso Inc.(a)(b)(c)	1,081,000	2,854,645
Alibaba Group Holding Ltd.(a)	55,639,156	732,426,827
Alibaba Health Information Technology Ltd.(a)(c)	14,898,000	10,432,051
Alibaba Pictures Group Ltd.(a)(c)	47,820,000	4,781,009
A-Living Smart City Services Co. Ltd., Class A(b)	2,083,500	3,734,716
Aluminum Corp. of China Ltd., Class A(a)	3,391,500	3,509,123
Aluminum Corp. of China Ltd., Class H(a)	14,266,000	10,083,548
Anhui Conch Cement Co. Ltd., Class A	1,085,386	6,948,345
Anhui Conch Cement Co. Ltd., Class H	4,350,500	23,347,069
Anhui Gujing Distillery Co. Ltd., Class A	104,285	3,664,112
Anhui Gujing Distillery Co. Ltd., Class B	349,500	5,124,672
Anhui Kouzi Distillery Co. Ltd., Class A	177,752	2,135,273
Anjoy Foods Group Co Ltd., Class A	74,900	1,469,289
ANTA Sports Products Ltd.(c)	3,986,802	60,891,230
Asymchem Laboratories Tianjin Co. Ltd., Class A	65,900	3,551,326
Autobio Diagnostics Co. Ltd., Class A	169,599	1,392,652
Autohome Inc., ADR	280,887	8,592,333
Avary Holding Shenzhen Co. Ltd., Class A	405,500	2,234,606
AVIC Electromechanical Systems Co. Ltd., Class A	1,129,600	2,235,222
AVIC Industry-Finance Holdings Co. Ltd., Class A	4,804,489	2,967,263
AviChina Industry & Technology Co. Ltd., Class H	9,371,000	5,817,867
AVICOPTER PLC, Class A	190,353	1,770,075
Baidu Inc., ADR(a)	1,016,785	154,998,705
Bank of Beijing Co. Ltd., Class A	5,825,606	4,166,061
Bank of Chengdu Co. Ltd., Class A	1,243,795	2,844,480
Bank of China Ltd., Class A	10,124,800	4,972,351
Bank of China Ltd., Class H	287,840,000	112,056,599
Bank of Communications Co. Ltd., Class A	10,194,473	7,728,097
Bank of Communications Co. Ltd., Class H	30,252,600	20,739,043
Bank of Hangzhou Co. Ltd., Class A	1,626,445	3,696,870
Bank of Jiangsu Co. Ltd., Class A	4,156,310	4,387,524
Bank of Nanjing Co. Ltd., Class A	2,810,746	4,352,095
Bank of Ningbo Co. Ltd., Class A	1,647,139	9,959,504
Bank of Shanghai Co. Ltd., Class A	4,173,042	4,625,196
Baoshan Iron & Steel Co. Ltd., Class A	5,311,073	6,087,364
BeiGene Ltd., ADR(a)(c)	172,445	36,303,121
Beijing Capital International Airport Co. Ltd., Class H(a)	7,524,000	4,819,193
Beijing Enlight Media Co. Ltd., Class A	1,122,595	1,682,002
Beijing Enterprises Holdings Ltd.	1,962,500	6,708,810
Beijing Enterprises Water Group Ltd.	18,772,000	7,416,513
Beijing Kingsoft Office Software Inc., Class A	107,681	3,653,255
Beijing New Building Materials PLC, Class A	468,913	2,224,005
Beijing Roborock Technology Co. Ltd., Class A	21,600	2,167,591
Beijing Shiji Information Technology Co. Ltd., Class A	284,862	1,082,124
Beijing Shunxin Agriculture Co. Ltd., Class A	251,500	1,088,511
Beijing Sinnet Technology Co. Ltd., Class A	664,186	1,582,014

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Tiantan Biological Products Corp. Ltd., Class A	393,545	$1,709,411
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	99,740	3,975,831
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,920,300	8,127,379
Betta Pharmaceuticals Co. Ltd., Class A	131,196	1,257,328
BGI Genomics Co. Ltd., Class A	131,100	1,773,445
Bilibili Inc., ADR(a)(c)	612,263	19,353,633
BOC Aviation Ltd.(b)(c)	792,100	6,885,725
BOE Technology Group Co. Ltd., Class A	9,314,300	6,951,634
Bosideng International Holdings Ltd.	12,548,000	7,139,400
BYD Co. Ltd., Class A	416,112	16,732,615
BYD Co. Ltd., Class H	3,011,500	93,318,386
BYD Electronic International Co. Ltd.	2,504,500	7,067,227
Caitong Securities Co. Ltd., Class A	1,506,865	2,243,862
CanSino Biologics Inc., Class H(a)(b)(c)	296,800	5,364,173
CGN Power Co. Ltd., Class H(b)	40,184,000	11,392,606
Changchun High & New Technology Industry Group Inc., Class A	96,794	2,808,665
Changjiang Securities Co. Ltd., Class A	3,147,835	3,452,357
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	98,300	2,412,022
Chaozhou Three-Circle Group Co. Ltd., Class A	574,430	3,181,332
China Bohai Bank Co. Ltd., Class H(b)	11,365,000	1,890,628
China Cinda Asset Management Co. Ltd., Class H	30,942,000	5,585,450
China CITIC Bank Corp. Ltd., Class H	31,577,800	14,838,822
China Coal Energy Co. Ltd., Class H	8,074,000	5,032,798
China Communications Services Corp. Ltd., Class H	9,268,000	5,084,620
China Conch Venture Holdings Ltd.	6,200,000	29,835,876
China Construction Bank Corp., Class A	2,656,568	2,541,569
China Construction Bank Corp., Class H	351,418,760	263,551,613
China CSSC Holdings Ltd., Class A	1,179,100	4,099,185
China Eastern Airlines Corp. Ltd., Class A(a)	3,198,097	2,738,635
China Education Group Holdings Ltd.	3,589,000	3,074,787
China Energy Engineering Corp. Ltd.(a)	1,270,600	543,095
China Everbright Bank Co. Ltd., Class A	10,896,603	5,774,378
China Everbright Bank Co. Ltd., Class H	9,248,000	3,439,403
China Everbright Environment Group Ltd.	14,065,813	10,098,907
China Evergrande Group(c)	9,909,388	2,028,147
China Feihe Ltd.(b)	13,113,000	15,647,212
China Galaxy Securities Co. Ltd., Class A	1,551,000	2,490,799
China Galaxy Securities Co. Ltd., Class H	11,876,000	6,797,622
China Gas Holdings Ltd.	11,181,000	17,670,141
China Greatwall Technology Group Co. Ltd., Class A	962,173	2,035,466
China Hongqiao Group Ltd.	8,691,000	12,167,472
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(b)	5,908,000	14,373,703
China Jinmao Holdings Group Ltd.	20,934,000	6,961,464
China Jushi Co. Ltd., Class A	1,119,840	3,040,218
China Lesso Group Holdings Ltd.	4,261,000	6,560,170
China Life Insurance Co. Ltd., Class A	896,812	4,095,485
China Life Insurance Co. Ltd., Class H	25,957,000	43,001,139
China Literature Ltd.(a)(b)	1,517,400	8,235,155
China Longyuan Power Group Corp. Ltd., Class H	12,473,000	25,739,154
China Medical System Holdings Ltd.	5,206,000	9,270,081
China Meidong Auto Holdings Ltd.	2,160,000	10,170,334
China Mengniu Dairy Co. Ltd.	11,701,000	76,084,787

Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class A	4,730,089	$37,390,053
China Merchants Bank Co. Ltd., Class H	14,184,967	119,569,430
China Merchants Port Holdings Co. Ltd.	5,734,000	10,810,862
China Merchants Securities Co. Ltd., Class A	1,866,679	4,696,834
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,828,190	3,921,602
China Minsheng Banking Corp. Ltd., Class A	9,610,155	5,955,798
China Minsheng Banking Corp. Ltd., Class H	17,945,548	6,989,764
China Molybdenum Co. Ltd., Class A	5,159,698	4,949,670
China Molybdenum Co. Ltd., Class H	11,016,000	6,630,560
China National Building Material Co. Ltd., Class H	15,176,000	19,468,200
China National Chemical Engineering Co. Ltd., Class A	1,759,567	2,919,698
China National Nuclear Power Co. Ltd., Class A	3,983,100	4,685,515
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	875,554	6,887,057
China Oilfield Services Ltd., Class H	7,050,000	8,036,975
China Overseas Land & Investment Ltd.	14,093,960	43,031,210
China Overseas Property Holdings Ltd.	5,085,000	5,520,957
China Pacific Insurance Group Co. Ltd., Class A	1,728,807	7,270,743
China Pacific Insurance Group Co. Ltd., Class H	9,378,600	26,115,431
China Petroleum & Chemical Corp., Class A	8,167,889	5,641,597
China Petroleum & Chemical Corp., Class H	88,454,800	44,005,091
China Power International Development Ltd.	20,474,000	11,605,425
China Railway Group Ltd., Class A	5,880,100	5,801,430
China Railway Group Ltd., Class H	13,663,000	8,022,310
China Resources Beer Holdings Co. Ltd.	5,394,000	42,771,192
China Resources Cement Holdings Ltd.	9,188,000	7,862,077
China Resources Gas Group Ltd.	3,478,000	15,974,417
China Resources Land Ltd.	11,833,333	57,560,853
China Resources Mixc Lifestyle Services Ltd.(b)	2,102,800	10,816,092
China Resources Power Holdings Co. Ltd.	7,226,999	16,142,007
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	346,099	1,962,039
China Ruyi Holdings Ltd.(a)(c)	10,748,000	3,198,861
China Shenhua Energy Co. Ltd., Class A	1,672,139	6,694,792
China Shenhua Energy Co. Ltd., Class H	12,471,000	34,369,880
China Southern Airlines Co. Ltd., Class A(a)	3,463,700	3,803,064
China Southern Airlines Co. Ltd., Class H(a)(c)	5,638,000	3,566,966
China State Construction Engineering Corp. Ltd., Class A	10,786,371	8,713,722
China State Construction International Holdings Ltd.	7,908,000	11,136,966
China Suntien Green Energy Corp. Ltd., Class H	7,128,000	4,748,177
China Taiping Insurance Holdings Co. Ltd.	5,933,260	7,022,651
China Three Gorges Renewables Group Co. Ltd.	3,899,500	4,401,506
China Tourism Group Duty Free Corp. Ltd., Class A	434,932	14,047,821
China Tower Corp. Ltd., Class H(b)	153,298,000	17,867,419
China Traditional Chinese Medicine Holdings Co. Ltd.	10,598,000	6,041,492
China TransInfo Technology Co. Ltd., Class A	752,600	1,662,728
China United Network Communications Ltd., Class A	9,507,500	5,760,203
China Vanke Co. Ltd., Class A	2,407,459	7,327,559
China Vanke Co. Ltd., Class H	5,929,431	14,083,476
China Yangtze Power Co. Ltd., Class A	5,255,815	19,336,737
China Zhenhua Group Science & Technology Co. Ltd., Class A	173,000	3,224,509
China Zheshang Bank Co. Ltd., Class A	5,695,800	3,095,143

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chinasoft International Ltd.	9,828,000	$8,967,075
Chindata Group Holdings Ltd., ADR(a)(c)	412,320	2,263,637
Chongqing Brewery Co. Ltd., Class A(a)	122,900	2,609,650
Chongqing Changan Automobile Co. Ltd., Class A	1,531,021	3,165,632
Chongqing Zhifei Biological Products Co. Ltd., Class A	362,776	7,424,595
CIFI Ever Sunshine Services Group Ltd.	2,914,000	5,299,305
CIFI Holdings Group Co. Ltd.	12,865,300	8,963,400
CITIC Ltd.	21,578,000	25,179,891
CITIC Securities Co. Ltd., Class A	3,183,718	11,799,274
CITIC Securities Co. Ltd., Class H	9,112,600	22,077,108
Contemporary Amperex Technology Co. Ltd., Class A	523,530	44,845,212
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,015,164	8,465,906
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	12,225,349	24,710,178
COSCO SHIPPING Ports Ltd.	7,546,000	6,218,459
Country Garden Holdings Co. Ltd.	28,924,939	22,472,700
Country Garden Services Holdings Co. Ltd.	7,409,000	44,320,324
CRRC Corp. Ltd., Class A	6,831,100	6,279,141
CRRC Corp. Ltd., Class H	14,830,000	6,590,956
CSC Financial Co. Ltd., Class A	1,060,297	4,341,185
CSPC Pharmaceutical Group Ltd.	33,314,479	39,489,739
Dada Nexus Ltd., ADR(a)(c)	217,437	1,806,901
Dali Foods Group Co. Ltd.(b)	8,367,500	4,407,014
Daqin Railway Co. Ltd., Class A	929,100	1,001,642
Daqo New Energy Corp., ADR(a)	217,530	10,432,739
DHC Software Co. Ltd., Class A	1,629,498	2,136,377
DiDi Global Inc., ADR(a)	648,312	2,658,079
Dongfeng Motor Group Co. Ltd., Class H	10,140,000	8,727,764
Dongxing Securities Co. Ltd., Class A	1,607,197	2,629,558
Dongyue Group Ltd.	5,653,000	8,201,031
East Money Information Co. Ltd., Class A	2,422,633	10,325,920
Ecovacs Robotics Co. Ltd., Class A	126,853	2,720,488
ENN Energy Holdings Ltd.	2,930,800	42,444,997
Eve Energy Co. Ltd., Class A	457,653	6,567,668
Everbright Securities Co. Ltd., Class A	1,033,783	2,183,071
Fangda Carbon New Material Co. Ltd., Class A	1,230,334	2,017,256
Far East Horizon Ltd.	6,353,000	5,414,350
Fiberhome Telecommunication Technologies Co. Ltd., Class A	602,081	1,645,320
First Capital Securities Co. Ltd., Class A	1,624,400	1,642,938
Flat Glass Group Co. Ltd., Class A	443,200	3,469,806
Flat Glass Group Co. Ltd., Class H	1,382,000	5,714,810
Focus Media Information Technology Co. Ltd., Class A	3,609,678	4,391,785
Foshan Haitian Flavouring & Food Co. Ltd., Class A	787,552	12,412,035
Fosun International Ltd.	9,412,500	10,212,595
Founder Securities Co. Ltd., Class A	3,410,687	3,893,227
Foxconn Industrial Internet Co. Ltd., Class A	2,197,797	3,895,261
Fuyao Glass Industry Group Co. Ltd., Class A	517,872	3,634,662
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,196,800	10,777,707
Ganfeng Lithium Co. Ltd., Class A	274,081	6,664,301
Ganfeng Lithium Co. Ltd., Class H(b)(c)	950,000	16,123,583
GCL System Integration Technology Co. Ltd., Class A(a)	1,826,400	1,064,842
GDS Holdings Ltd., ADR(a)	325,744	14,502,123
Geely Automobile Holdings Ltd.	21,680,000	40,382,092
GEM Co. Ltd., Class A	1,694,400	2,588,523
Gemdale Corp., Class A	1,232,330	2,479,565

Security	Shares	Value

China (continued)
Genscript Biotech Corp.(a)	4,326,000	$17,152,668
GF Securities Co. Ltd., Class A	1,702,294	5,041,839
GF Securities Co. Ltd., Class H	3,663,800	5,500,397
Gigadevice Semiconductor Beijing Inc., Class A	166,994	4,089,053
Ginlong Technologies Co. Ltd., Class A	69,600	2,810,263
GoerTek Inc., Class A	859,500	6,017,748
GOME Retail Holdings Ltd.(a)(c)	45,737,200	3,403,572
Gotion High-tech Co. Ltd., Class A(a)	446,423	3,063,346
Great Wall Motor Co. Ltd., Class A	574,400	3,354,738
Great Wall Motor Co. Ltd., Class H	11,314,500	23,820,419
Gree Electric Appliances Inc. of Zhuhai, Class A	231,000	1,344,648
Greenland Holdings Corp. Ltd., Class A	2,667,228	1,828,353
Greentown China Holdings Ltd.	3,351,500	5,034,231
Greentown Service Group Co. Ltd.	5,458,000	5,482,685
Guangdong Haid Group Co. Ltd., Class A	436,927	4,573,954
Guangdong Investment Ltd.	10,970,110	14,762,418
Guangzhou Automobile Group Co. Ltd., Class H	11,021,838	10,912,191
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	632,196	2,981,433
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	132,984	1,772,615
Guangzhou R&F Properties Co. Ltd., Class H(c)	5,790,400	2,464,974
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	176,391	2,402,311
Guangzhou Tinci Materials Technology Co. Ltd., Class A	256,800	4,358,222
Guosen Securities Co. Ltd., Class A	2,357,642	3,878,485
Guotai Junan Securities Co. Ltd., Class A	2,365,540	6,283,506
Haidilao International Holding Ltd.(b)(c)	4,053,000	9,332,756
Haier Smart Home Co. Ltd., Class A	1,802,741	7,308,375
Haier Smart Home Co. Ltd., Class H	7,995,000	28,015,116
Haitian International Holdings Ltd.	2,543,000	6,775,313
Haitong Securities Co. Ltd., Class A	3,086,001	5,509,751
Haitong Securities Co. Ltd., Class H	8,440,000	7,262,524
Hangzhou First Applied Material Co. Ltd., Class A	248,100	4,708,341
Hangzhou Robam Appliances Co. Ltd., Class A	347,764	1,839,367
Hangzhou Silan Microelectronics Co. Ltd., Class A	365,300	3,339,122
Hangzhou Tigermed Consulting Co. Ltd., Class A	151,000	2,449,750
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	358,600	4,034,626
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,352,000	9,290,187
Hello Group Inc., ADR	573,572	5,466,141
Henan Shuanghui Investment & Development Co. Ltd., Class A	775,800	3,550,374
Hengan International Group Co. Ltd.	2,388,500	12,666,866
Hengli Petrochemical Co. Ltd., Class A	1,392,191	5,537,629
Hengyi Petrochemical Co. Ltd., Class A	1,309,829	2,088,688
Hithink RoyalFlush Information Network Co. Ltd., Class A	143,100	2,457,650
Hopson Development Holdings Ltd.	2,725,100	5,609,764
Hoshine Silicon Industry Co. Ltd., Class A	120,500	2,866,310
Hua Hong Semiconductor Ltd.(a)(b)	1,948,000	10,148,630
Huabao International Holdings Ltd.(c)	3,522,000	2,020,599
Huadong Medicine Co. Ltd., Class A	479,105	2,890,485
Huafon Chemical Co. Ltd., Class A	1,358,600	2,077,940
Hualan Biological Engineering Inc., Class A	467,783	1,910,043
Huaneng Power International Inc., Class H	16,590,000	9,738,589
Huatai Securities Co. Ltd., Class A	2,548,409	6,423,004
Huatai Securities Co. Ltd., Class H(b)	4,493,000	7,356,399
Huaxia Bank Co. Ltd., Class A	4,157,080	3,710,751

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huaxin Cement Co. Ltd., Class A	462,806	$1,505,798
Huayu Automotive Systems Co. Ltd., Class A	837,468	3,378,149
Huazhu Group Ltd., ADR(a)	661,842	27,373,785
Huizhou Desay Sv Automotive Co. Ltd., Class A	125,900	2,652,114
Hundsun Technologies Inc., Class A	409,644	3,404,485
Hutchmed China Ltd, ADR(a)(c)	325,704	8,875,434
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	1,290,800	7,047,025
Iflytek Co. Ltd., Class A	575,475	4,496,919
I-Mab, ADR(a)	147,512	3,646,497
Imeik Technology Development Co. Ltd., Class A	51,600	3,988,005
Industrial & Commercial Bank of China Ltd., Class A	14,503,562	10,714,745
Industrial & Commercial Bank of China Ltd., Class H	205,425,085	122,629,544
Industrial Bank Co. Ltd., Class A	4,694,122	16,445,252
Industrial Securities Co. Ltd., Class A	2,098,451	2,729,518
Ingenic Semiconductor Co. Ltd., Class A	128,400	2,278,111
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	11,204,200	4,782,224
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,258,300	1,777,531
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,522,470	9,549,548
Innovent Biologics Inc.(a)(b)	4,298,000	19,396,789
Inspur Electronic Information Industry Co. Ltd., Class A	503,090	2,630,688
Intco Medical Technology Co. Ltd., Class A	153,550	1,245,309
iQIYI Inc., ADR(a)(c)	1,028,337	4,257,315
JA Solar Technology Co. Ltd., Class A	384,800	5,829,814
Jafron Biomedical Co. Ltd., Class A	212,956	1,550,105
JCET Group Co. Ltd., Class A	509,700	2,277,017
JD Health International Inc.(a)(b)	1,287,850	9,612,140
JDcom Inc, Class A(a)	7,386,596	263,844,937
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,006,700	3,055,004
Jiangsu Expressway Co. Ltd., Class H	5,040,000	5,392,508
Jiangsu Hengli Hydraulic Co. Ltd., Class A	331,988	3,538,660
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,445,441	9,205,253
Jiangsu King’s Luck Brewery JSC Ltd., Class A	338,786	2,810,700
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	343,650	9,013,609
Jiangxi Copper Co. Ltd., Class A	761,200	2,698,323
Jiangxi Copper Co. Ltd., Class H	3,917,000	7,050,601
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,058,624	1,159,107
Jinke Properties Group Co. Ltd., Class A	1,688,282	1,202,708
Jinmao Property Services Co. Ltd.	316,223	80,365
Jinxin Fertility Group Ltd.(a)(b)(c)	4,783,500	5,593,258
JiuGui Liquor Co. Ltd., Class A	87,300	2,372,238
Jiumaojiu International Holdings Ltd.(b)(c)	2,722,000	6,114,975
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	261,625	1,435,098
JOYY Inc., ADR	203,450	9,417,701
Juewei Food Co. Ltd., Class A	195,014	1,638,085
Kanzhun Ltd.(a)(c)	311,765	10,070,009
KE Holdings Inc., ADR(a)	1,312,254	25,470,850
Kingboard Holdings Ltd.	2,598,500	12,156,167
Kingboard Laminates Holdings Ltd.	3,812,500	6,352,946
Kingdee International Software Group Co. Ltd.(a)(c)	9,645,000	23,838,985
Kingfa Sci & Tech Co. Ltd., Class A	819,600	1,401,060
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	383,117	2,582,209
Kingsoft Corp. Ltd.	3,554,800	13,294,267

Security	Shares	Value

China (continued)
Kuaishou Technology(a)(b)	1,751,300	$20,266,764
Kunlun Energy Co. Ltd.	14,734,000	14,493,591
Kweichow Moutai Co. Ltd., Class A	277,687	78,971,200
KWG Group Holdings Ltd.	4,702,000	2,201,587
LB Group Co. Ltd., Class A	637,800	2,694,034
Lee & Man Paper Manufacturing Ltd.	5,282,000	3,395,560
Legend Biotech Corp., ADR(a)	170,260	6,740,593
Lenovo Group Ltd.(c)	26,818,000	29,863,692
Lens Technology Co. Ltd., Class A	1,257,900	2,909,973
Lepu Medical Technology Beijing Co. Ltd., Class A	540,435	1,845,802
Li Auto Inc., ADR(a)	2,044,911	62,267,540
Li Ning Co. Ltd.	8,700,500	86,901,892
Lingyi iTech Guangdong Co., Class A(a)	2,326,580	2,220,493
Logan Group Co. Ltd.(c)	5,017,000	1,669,209
Longfor Group Holdings Ltd.(b)	6,719,500	35,932,682
LONGi Green Energy Technology Co. Ltd., Class A	1,227,037	15,273,543
Lufax Holding Ltd., ADR(a)	1,837,712	11,889,997
Luxshare Precision Industry Co. Ltd., Class A	1,624,746	11,267,749
Luzhou Laojiao Co. Ltd., Class A	331,039	11,433,474
Mango Excellent Media Co. Ltd., Class A	461,700	2,515,786
Maxscend Microelectronics Co. Ltd., Class A	84,140	3,615,737
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,206,080	1,374,982
Meituan, Class B(a)(b)	15,006,100	333,362,873
Metallurgical Corp. of China Ltd., Class A	4,828,090	3,131,400
Microport Scientific Corp.	2,385,100	6,634,349
Ming Yang Smart Energy Group Ltd., Class A	565,800	2,326,583
Ming Yuan Cloud Group Holdings Ltd.	2,148,000	4,239,470
Minth Group Ltd.	2,852,000	10,312,275
MMG Ltd.(a)	11,948,000	4,327,919
Montage Technology Co. Ltd., Class A	218,200	2,670,159
Muyuan Foods Co. Ltd., Class A	1,185,999	10,791,582
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	386,326	2,130,762
Nanjing Securities Co. Ltd., Class A	1,495,700	2,104,825
NARI Technology Co. Ltd., Class A	1,381,238	7,795,980
National Silicon Industry Group Co. Ltd., Class A(a)	592,200	2,301,631
NAURA Technology Group Co. Ltd., Class A	126,500	6,132,205
NavInfo Co. Ltd., Class A(a)	689,000	1,875,940
NetEase Inc.	7,598,450	146,966,922
New China Life Insurance Co. Ltd., Class A	749,892	4,537,243
New China Life Insurance Co. Ltd., Class H	2,510,400	7,184,446
New Hope Liuhe Co. Ltd., Class A(a)	1,159,997	2,837,736
New Oriental Education & Technology Group Inc., ADR(a)(c)	5,609,951	8,471,026
Nine Dragons Paper Holdings Ltd.	6,200,000	5,939,394
Ninestar Corp., Class A	476,438	3,791,288
Ningbo Joyson Electronic Corp., Class A	404,100	1,165,607
Ningbo Tuopu Group Co. Ltd., Class A	307,500	2,972,237
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,582,100	4,406,773
NIO Inc., ADR(a)	4,822,371	110,142,954
Noah Holdings Ltd., ADR(a)(c)	127,115	3,604,981
Nongfu Spring Co. Ltd., Class H(b)	6,499,400	40,761,080
OFILM Group Co. Ltd., Class A(a)	1,180,465	1,501,317
Oppein Home Group Inc., Class A	163,000	3,268,854
Orient Securities Co. Ltd., Class A	1,596,586	3,122,954
Ovctek China Inc., Class A	226,600	1,479,024
People’s Insurance Co. Group of China Ltd. (The), Class A	3,678,300	2,704,084

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	24,554,000	$7,896,210
Perfect World Co. Ltd., Class A	551,800	1,158,812
PetroChina Co. Ltd., Class A	4,961,900	4,574,648
PetroChina Co. Ltd., Class H	78,404,000	41,995,191
Pharmaron Beijing Co. Ltd., Class A	177,900	3,414,200
Pharmaron Beijing Co. Ltd., Class H(b)	469,800	5,695,876
PICC Property & Casualty Co. Ltd., Class H	25,529,192	26,948,266
Pinduoduo Inc., ADR(a)	1,607,043	83,341,250
Ping An Bank Co. Ltd., Class A	4,360,567	10,911,554
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,711,400	5,303,479
Ping An Insurance Group Co. of China Ltd., Class A	2,555,584	20,600,836
Ping An Insurance Group Co. of China Ltd., Class H	23,029,000	178,559,091
Poly Developments and Holdings Group Co. Ltd., Class A	2,844,484	7,123,868
Postal Savings Bank of China Co. Ltd., Class A	6,616,500	5,861,330
Postal Savings Bank of China Co. Ltd., Class H(b)	28,933,000	23,756,420
Power Construction Corp. of China Ltd., Class A	3,688,000	4,503,004
Powerlong Real Estate Holdings Ltd.	5,478,000	2,625,716
RiseSun Real Estate Development Co. Ltd., Class A	2,254,900	1,408,413
RLX Technology Inc., ADR(a)(c)	2,028,213	6,246,896
Rongsheng Petrochemical Co. Ltd., Class A	2,383,858	7,164,016
SAIC Motor Corp. Ltd., Class A	1,936,506	5,584,015
Sangfor Technologies Inc., Class A	108,800	2,523,531
Sany Heavy Equipment International Holdings Co. Ltd.	4,459,000	4,623,968
Sany Heavy Industry Co. Ltd., Class A	1,996,952	6,240,126
Satellite Chemical Co. Ltd., Class A	502,200	3,601,112
SDIC Capital Co. Ltd., Class A	2,521,408	2,966,711
SDIC Power Holdings Co. Ltd., Class A	2,109,090	3,345,536
Seazen Group Ltd.	7,544,000	3,980,639
Seazen Holdings Co. Ltd., Class A	573,373	2,742,470
SF Holding Co. Ltd., Class A	1,102,835	10,581,135
SG Micro Corp., Class A	62,924	3,482,625
Shaanxi Coal Industry Co. Ltd., Class A	2,493,076	5,632,502
Shandong Gold Mining Co. Ltd., Class A	1,122,056	3,662,625
Shandong Gold Mining Co. Ltd., Class H(b)(c)	2,334,500	4,383,716
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	584,780	3,285,080
Shandong Linglong Tyre Co. Ltd., Class A	399,300	1,777,867
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,258,400	12,783,932
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	210,980	1,520,394
Shanghai Baosight Software Co. Ltd., Class A	325,939	2,788,120
Shanghai Baosight Software Co. Ltd., Class B	1,590,047	6,866,704
Shanghai Construction Group Co. Ltd., Class A	3,004,052	1,557,745
Shanghai Electric Group Co. Ltd., Class A	4,062,600	2,843,287
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	523,100	3,527,008
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,757,000	7,044,707
Shanghai International Airport Co. Ltd., Class A(a)	270,198	2,247,922
Shanghai International Port Group Co. Ltd., Class A	2,983,799	2,700,977
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,784,106	4,262,638

Security	Shares	Value

China (continued)
Shanghai M&G Stationery Inc., Class A	268,737	$2,316,508
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	988,200	2,935,060
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,815,900	5,082,879
Shanghai Pudong Development Bank Co. Ltd., Class A	6,933,022	9,228,405
Shanghai Putailai New Energy Technology Co. Ltd., Class A	185,700	4,319,842
Shanghai RAAS Blood Products Co. Ltd., Class A	2,380,300	2,520,947
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,171,800	2,678,520
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	279,100	12,990,144
Shengyi Technology Co. Ltd., Class A	739,900	2,288,030
Shennan Circuits Co. Ltd., Class A	134,340	2,504,287
Shenwan Hongyuan Group Co. Ltd., Class A	6,058,670	4,411,741
Shenzhen Goodix Technology Co. Ltd., Class A	122,700	1,776,876
Shenzhen Inovance Technology Co. Ltd., Class A	642,297	6,537,183
Shenzhen International Holdings Ltd.	4,568,500	4,707,298
Shenzhen Kangtai Biological Products Co. Ltd., Class A	169,786	2,269,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	273,532	14,223,882
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,327,800	2,546,612
Shenzhen Sunway Communication Co. Ltd., Class A	393,340	1,330,698
Shenzhen Transsion Holding Co. Ltd., Class A	187,189	4,012,971
Shenzhou International Group Holdings Ltd.	3,068,000	51,531,993
Shimao Group Holdings Ltd.(c)	4,449,500	2,670,136
Shimao Services Holdings Ltd.(b)(c)	3,537,000	2,584,912
Sichuan Chuantou Energy Co. Ltd., Class A	1,305,060	2,489,902
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	795,978	2,193,715
Sichuan Swellfun Co. Ltd., Class A	134,693	2,131,219
Silergy Corp.	294,000	39,175,834
Sino Biopharmaceutical Ltd.	38,458,750	24,550,709
Sinoma Science & Technology Co. Ltd., Class A	487,100	2,316,957
Sinopharm Group Co. Ltd., Class H	4,917,600	11,921,163
Sinotruk Hong Kong Ltd.	2,570,000	3,836,154
Skshu Paint Co. Ltd., Class A	113,340	1,595,814
Smoore International Holdings Ltd.(b)	6,628,000	24,603,500
Songcheng Performance Development Co. Ltd., Class A	868,913	2,132,116
StarPower Semiconductor Ltd., Class A	45,600	2,629,705
Sun Art Retail Group Ltd.	6,903,500	2,490,659
Sunac China Holdings Ltd.	11,705,000	9,567,658
Sunac Services Holdings Ltd.(a)(b)	3,900,000	3,333,199
Sungrow Power Supply Co. Ltd., Class A	340,200	6,587,632
Suningcom Co Ltd, Class A(a)	3,094,438	1,765,231
Sunny Optical Technology Group Co. Ltd.	2,637,100	63,195,334
Sunwoda Electronic Co. Ltd., Class A	467,700	2,743,440
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	580,200	2,050,463
Suzhou Maxwell Technologies Co. Ltd., Class A	31,000	2,706,549
TAL Education Group, ADR(a)(c)	1,543,156	4,382,563
TBEA Co. Ltd., Class A	965,100	3,109,853
TCL Technology Group Corp., Class A	3,780,855	3,341,504
Tencent Holdings Ltd.	21,119,800	1,139,652,104
Tencent Music Entertainment Group, ADR(a)	2,440,372	13,153,605
Thunder Software Technology Co. Ltd., Class A	121,387	2,704,216

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	785,293	$6,012,486
Tianma Microelectronics Co. Ltd., Class A	2,006,123	3,727,876
Tingyi Cayman Islands Holding Corp.	7,494,000	16,579,741
Tongcheng Travel Holdings Ltd.(a)	3,840,800	7,153,291
Tongkun Group Co. Ltd., Class A	681,600	2,376,588
Tongwei Co. Ltd., Class A	1,028,684	7,054,956
Topchoice Medical Corp., Class A(a)	80,300	2,060,231
Topsports International Holdings Ltd.(b)	5,935,000	6,169,596
Transfar Zhilian Co. Ltd., Class A	1,462,698	1,790,741
TravelSky Technology Ltd., Class H	3,596,000	6,773,619
Trina Solar Co. Ltd.	103,372	1,264,821
Trip.com Group Ltd., ADR(a)	1,873,959	48,385,621
Tsingtao Brewery Co. Ltd., Class A	231,400	3,450,083
Tsingtao Brewery Co. Ltd., Class H	1,968,000	18,933,814
Unigroup Guoxin Microelectronics Co. Ltd., Class A	155,000	5,443,361
Uni-President China Holdings Ltd.	5,252,000	5,461,421
Unisplendour Corp. Ltd., Class A	748,454	2,609,048
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	833,500	2,317,317
Vinda International Holdings Ltd.	1,499,000	4,268,005
Vipshop Holdings Ltd., ADR(a)	1,642,641	14,241,697
Walvax Biotechnology Co. Ltd., Class A	389,747	2,904,782
Wanhua Chemical Group Co. Ltd., Class A	732,091	11,084,228
Want Want China Holdings Ltd.(c)	18,563,000	19,760,787
Weibo Corp., ADR(a)(c)	233,187	6,396,319
Weichai Power Co. Ltd., Class A	1,852,844	4,483,093
Weichai Power Co. Ltd., Class H	6,854,800	11,599,206
Weimob Inc.(a)(b)(c)	7,218,000	4,773,651
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,651,370	5,106,715
Western Securities Co. Ltd., Class A	2,332,780	2,816,197
Wharf Holdings Ltd. (The)	5,214,000	18,864,203
Will Semiconductor Co. Ltd. Shanghai, Class A	204,100	8,009,460
Wingtech Technology Co. Ltd., Class A	319,200	5,948,550
Winning Health Technology Group Co. Ltd., Class A	795,224	1,445,544
Wuhan Guide Infrared Co. Ltd., Class A	838,386	2,981,743
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	611,088	2,029,386
Wuliangye Yibin Co. Ltd., Class A	865,028	26,185,439
WUS Printed Circuit Kunshan Co. Ltd., Class A	667,903	1,785,742
WuXi AppTec Co. Ltd., Class A	666,429	11,030,918
WuXi AppTec Co. Ltd., Class H(b)	1,197,270	17,042,483
Wuxi Biologics Cayman Inc., New(a)(b)	13,159,000	108,843,572
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	235,080	2,534,153
Wuxi Shangji Automation Co. Ltd., Class A	79,100	1,997,045
XCMG Construction Machinery Co. Ltd., Class A	2,809,069	2,469,735
Xiaomi Corp., Class B(a)(b)	52,254,200	98,353,744
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,380,793	3,295,883
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,316,046	3,789,468
Xinyi Solar Holdings Ltd.(c)	17,984,000	32,665,522
XPeng Inc., ADR(a)	1,437,328	52,275,619
Yadea Group Holdings Ltd.(b)	4,574,000	6,785,683
Yankuang Energy Group Co Ltd, Class H(c)	6,592,800	16,164,365
Yankuang Energy Group Co. Ltd., Class A	545,300	2,736,514
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	324,998	2,328,353
Yealink Network Technology Corp. Ltd., Class A	271,780	3,294,533

Security	Shares	Value

China (continued)
Yifeng Pharmacy Chain Co. Ltd., Class A	250,756	$1,970,985
Yihai International Holding Ltd.(c)	1,759,000	7,359,828
Yihai Kerry Arawana Holdings Co. Ltd., Class A	339,500	2,888,170
Yonghui Superstores Co. Ltd., Class A	3,051,400	1,767,253
Yonyou Network Technology Co. Ltd., Class A	853,551	4,259,570
Yuexiu Property Co. Ltd.	5,267,000	5,268,426
Yum China Holdings Inc.	1,567,027	81,516,745
Yunda Holding Co. Ltd., Class A	807,304	2,486,524
Yunnan Baiyao Group Co. Ltd., Class A	316,001	4,514,800
Yunnan Energy New Material Co. Ltd., Class A	217,200	9,001,235
Zai Lab Ltd., ADR(a)	283,080	15,484,476
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	141,050	8,120,087
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,131,878	2,210,427
Zhejiang Chint Electrics Co. Ltd., Class A	546,823	4,358,363
Zhejiang Dahua Technology Co. Ltd., Class A	954,184	2,841,334
Zhejiang Expressway Co. Ltd., Class H	5,948,000	5,365,735
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	481,504	1,765,393
Zhejiang Huayou Cobalt Co. Ltd., Class A	295,058	5,835,459
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	342,600	3,550,821
Zhejiang Longsheng Group Co. Ltd., Class A	1,242,200	2,428,310
Zhejiang NHU Co. Ltd., Class A	781,573	4,212,471
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	727,717	2,328,304
Zhejiang Supor Co. Ltd., Class A	194,782	1,564,183
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	156,847	1,135,985
Zheshang Securities Co. Ltd., Class A	1,095,500	2,010,274
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,854,400	6,103,635
Zhongji Innolight Co. Ltd., Class A	279,300	1,702,717
Zhongsheng Group Holdings Ltd.	2,275,000	15,886,149
Zhuzhou CRRC Times Electric Co. Ltd.	2,052,200	10,697,135
Zijin Mining Group Co. Ltd., Class A	5,223,500	9,348,279
Zijin Mining Group Co. Ltd., Class H	20,604,000	30,580,074
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,099,554	2,351,958
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,408,000	2,932,217
ZTE Corp., Class A	910,800	4,214,890
ZTE Corp., Class H	2,770,400	6,825,008
ZTO Express Cayman Inc., ADR	1,597,542	47,031,636

		8,811,747,162

Colombia — 0.1%
Bancolombia SA	912,364	9,047,154
Ecopetrol SA	18,473,544	15,310,921
Grupo de Inversiones Suramericana SA	518,322	4,206,342
Interconexion Electrica SA ESP	1,700,373	10,495,050

		39,059,467

Czech Republic — 0.2%
CEZ AS	603,383	22,976,723
Komercni Banka AS(a)	278,444	10,954,101
Moneta Money Bank AS(b)	1,440,513	5,703,712

		39,634,536

Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	6,154,530	18,745,569
Eastern Co. SAE	3,915,652	2,707,100

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
Fawry for Banking & Payment Technology Services SAE(a)	1,975,027	$1,218,659

		22,671,328

Greece — 0.2%
Alpha Services and Holdings SA(a)	8,198,649	11,187,381
Eurobank Ergasias Services and Holdings SA, Class A(a)	9,691,458	10,616,321
FF Group(a)(d)	246,892	2,768
Hellenic Telecommunications Organization SA	835,654	16,714,728
JUMBO SA	411,364	5,910,160
OPAP SA	741,269	10,803,789
Public Power Corp. SA(a)	795,797	7,565,063

		62,800,210

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,481,515	11,556,261
OTP Bank Nyrt(a)	826,543	31,540,222
Richter Gedeon Nyrt	518,502	10,886,821

		53,983,304

India — 12.4%
ACC Ltd.	284,979	7,937,542
Adani Enterprises Ltd.	1,034,394	22,747,074
Adani Green Energy Ltd.(a)	1,441,223	35,464,265
Adani Ports & Special Economic Zone Ltd.	1,866,385	17,647,936
Adani Total Gas Ltd.	1,023,423	21,576,130
Adani Transmission Ltd.(a)	1,015,547	28,939,682
Ambuja Cements Ltd.	2,580,450	10,814,934
Apollo Hospitals Enterprise Ltd.	373,970	23,935,924
Asian Paints Ltd.	1,406,698	59,448,623
Aurobindo Pharma Ltd.	1,047,965	8,723,731
Avenue Supermarts Ltd.(a)(b)	600,541	34,743,892
Axis Bank Ltd.(a)	8,283,592	82,182,742
Bajaj Auto Ltd.	246,273	11,589,025
Bajaj Finance Ltd.	996,556	93,302,760
Bajaj Finserv Ltd.	142,585	30,568,582
Balkrishna Industries Ltd.	332,949	8,096,211
Bandhan Bank Ltd.(b)	2,338,164	9,563,858
Berger Paints India Ltd.	889,298	8,167,626
Bharat Electronics Ltd.	4,500,582	12,647,924
Bharat Forge Ltd.	880,561	7,976,759
Bharat Petroleum Corp. Ltd.	3,095,945	14,440,862
Bharti Airtel Ltd.(a)	9,065,297	82,895,723
Biocon Ltd.(a)	1,467,566	6,820,646
Britannia Industries Ltd.	390,870	17,841,334
Cholamandalam Investment and Finance Co. Ltd.	1,534,897	14,160,223
Cipla Ltd.	1,756,904	21,624,048
Coal India Ltd.	5,488,169	12,413,363
Colgate-Palmolive India Ltd.	409,712	7,903,935
Container Corp. of India Ltd.	899,808	7,201,687
Dabur India Ltd.	2,207,419	16,549,973
Divi’s Laboratories Ltd.	490,118	27,854,139
DLF Ltd.	2,321,252	10,891,950
Dr. Reddy’s Laboratories Ltd.	420,974	22,729,683
Eicher Motors Ltd.	489,867	16,920,227
GAIL India Ltd.	5,574,503	10,778,898
Godrej Consumer Products Ltd.(a)	1,327,981	13,581,164
Godrej Properties Ltd.(a)	462,966	9,274,158
Grasim Industries Ltd.	1,009,517	21,543,729
Havells India Ltd.	929,636	14,686,783
HCL Technologies Ltd.	3,965,802	59,634,667

Security	Shares	Value

India (continued)
HDFC Asset Management Co. Ltd.(b)	174,006	$4,838,588
HDFC Life Insurance Co. Ltd.(b)	3,253,943	22,682,982
Hero MotoCorp Ltd.	425,224	14,404,107
Hindalco Industries Ltd.	5,891,397	45,276,117
Hindustan Petroleum Corp. Ltd.	2,310,995	8,407,017
Hindustan Unilever Ltd.	3,000,744	86,776,453
Housing Development Finance Corp. Ltd.	6,295,479	198,973,649
ICICI Bank Ltd.	18,834,704	186,552,721
ICICI Lombard General Insurance Co. Ltd.(b)	807,057	13,583,755
ICICI Prudential Life Insurance Co. Ltd.(b)	1,320,396	8,435,340
Indian Oil Corp. Ltd.	6,572,406	10,087,938
Indian Railway Catering & Tourism Corp. Ltd.	920,267	9,985,747
Indraprastha Gas Ltd.	1,000,665	4,626,630
Indus Towers Ltd.(a)	2,478,406	7,113,542
Info Edge India Ltd.	287,006	17,060,742
Infosys Ltd.	12,327,400	280,939,803
InterGlobe Aviation Ltd.(a)(b)	351,360	8,795,926
ITC Ltd.	10,612,654	30,558,136
JSW Steel Ltd.	3,153,444	26,456,545
Jubilant Foodworks Ltd.	294,859	11,463,915
Kotak Mahindra Bank Ltd.	2,014,748	49,595,223
Larsen & Toubro Infotech Ltd.(b)	195,173	15,254,123
Larsen & Toubro Ltd.	2,515,812	60,990,043
Lupin Ltd.	808,277	8,029,826
Mahindra & Mahindra Ltd.	3,198,098	33,761,234
Marico Ltd.	1,859,147	12,727,867
Maruti Suzuki India Ltd.	496,363	55,013,678
Mindtree Ltd.	247,860	12,861,670
Motherson Sumi Systems Ltd.	4,633,702	9,316,243
Motherson Sumi Wiring India Ltd.(a)	4,658,512	2,873,102
Mphasis Ltd.	312,901	12,999,562
MRF Ltd.	6,919	6,054,159
Muthoot Finance Ltd.	453,406	8,214,554
Nestle India Ltd.	122,351	28,734,714
NTPC Ltd.	17,724,217	31,551,451
Oil & Natural Gas Corp. Ltd.	9,252,385	19,927,457
Page Industries Ltd.	20,889	11,758,286
Petronet LNG Ltd.	2,676,871	7,681,304
PI Industries Ltd.	316,543	10,417,880
Pidilite Industries Ltd.	570,558	18,264,516
Piramal Enterprises Ltd.	439,328	12,145,442
Power Grid Corp. of India Ltd.	11,508,961	32,046,885
Reliance Industries Ltd.	10,456,819	329,198,442
SBI Cards & Payment Services Ltd.(a)	839,297	8,800,008
SBI Life Insurance Co. Ltd.(b)	1,663,951	23,529,906
Shree Cement Ltd.	39,336	12,806,012
Shriram Transport Finance Co. Ltd.	743,300	11,172,554
Siemens Ltd.	272,206	8,515,895
SRF Ltd.	556,699	17,716,583
State Bank of India	6,519,787	42,119,154
Sun Pharmaceutical Industries Ltd.	3,069,207	34,477,711
Tata Consultancy Services Ltd.	3,376,386	159,945,222
Tata Consumer Products Ltd.	2,238,495	21,434,481
Tata Motors Ltd.(a)	6,103,291	36,999,257
Tata Power Co. Ltd. (The)	5,370,757	16,015,680
Tata Steel Ltd.	2,676,927	43,831,267
Tech Mahindra Ltd.	2,317,605	43,635,407
Titan Co. Ltd.	1,313,243	44,606,260
Torrent Pharmaceuticals Ltd.	190,223	6,961,994
Trent Ltd.	694,746	10,274,742

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	370,398	$32,417,886
United Spirits Ltd.(a)	1,093,194	12,908,087
UPL Ltd.	1,842,832	16,378,122
Vedanta Ltd.	4,175,840	21,253,702
Wipro Ltd.	4,997,394	36,954,458
Yes Bank Ltd.(a)	40,654,758	7,182,159
Zomato Ltd.(a)	5,802,990	6,199,495

		3,408,395,768

Indonesia — 1.7%
Adaro Energy Tbk PT	55,647,100	9,534,102
Aneka Tambang Tbk	32,146,300	5,008,341
Astra International Tbk PT	74,224,300	30,100,547
Bank Central Asia Tbk PT	202,706,400	114,441,083
Bank Jago Tbk PT(a)	12,194,600	13,795,378
Bank Mandiri Persero Tbk PT	68,339,700	36,947,249
Bank Negara Indonesia Persero Tbk PT	27,438,676	15,374,260
Bank Rakyat Indonesia Persero Tbk PT	249,078,808	79,645,475
Barito Pacific Tbk PT	106,537,700	6,643,186
Charoen Pokphand Indonesia Tbk PT	27,450,345	11,115,218
Gudang Garam Tbk PT	1,656,100	3,629,199
Indah Kiat Pulp & Paper Tbk PT	10,335,800	5,840,934
Indocement Tunggal Prakarsa Tbk PT	5,544,000	4,247,169
Indofood CBP Sukses Makmur Tbk PT	8,306,000	4,923,672
Indofood Sukses Makmur Tbk PT	15,849,700	6,855,446
Kalbe Farma Tbk PT	78,373,815	8,973,684
Merdeka Copper Gold Tbk PT(a)	46,142,800	12,494,330
Sarana Menara Nusantara Tbk PT	88,229,600	6,380,253
Semen Indonesia Persero Tbk PT	10,984,800	5,548,764
Telkom Indonesia Persero Tbk PT	182,560,500	55,117,370
Tower Bersama Infrastructure Tbk PT	30,990,600	6,373,198
Unilever Indonesia Tbk PT	26,844,800	6,907,863
United Tractors Tbk PT	6,179,853	10,783,747

		460,680,468

Kuwait — 0.7%
Agility Public Warehousing Co. KSC	4,501,923	15,321,540
Boubyan Bank KSCP(a)	4,589,198	12,493,773
Kuwait Finance House KSCP	17,136,336	53,606,058
Mabanee Co. KPSC(a)	2,280,145	6,385,611
Mobile Telecommunications Co. KSCP	7,321,465	15,010,672
National Bank of Kuwait SAKP	24,902,860	87,296,038

		190,113,692

Malaysia — 1.5%
AMMB Holdings Bhd(a)	6,707,975	5,379,753
Axiata Group Bhd	10,322,500	9,662,362
CIMB Group Holdings Bhd	24,180,100	32,937,978
Dialog Group Bhd	14,645,612	9,866,957
DiGi.Com Bhd	11,747,300	11,356,753
Fraser & Neave Holdings Bhd(c)	556,600	2,996,108
Genting Bhd	7,739,200	8,578,558
Genting Malaysia Bhd	11,326,500	8,106,569
HAP Seng Consolidated Bhd(c)	2,390,500	4,315,825
Hartalega Holdings Bhd(c)	6,164,100	6,782,932
Hong Leong Bank Bhd	2,315,300	11,084,411
Hong Leong Financial Group Bhd	939,700	4,324,164
IHH Healthcare Bhd	6,477,600	10,162,548
Inari Amertron Bhd	10,940,700	8,471,091
IOI Corp. Bhd	8,887,820	9,765,975
Kuala Lumpur Kepong Bhd	1,610,300	9,972,085
Malayan Banking Bhd	16,674,100	34,839,826

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd(a)	4,085,000	$5,983,744
Maxis Bhd(c)	8,637,900	8,281,492
MISC Bhd	4,607,000	8,080,445
Nestle Malaysia Bhd	266,200	8,506,821
Petronas Chemicals Group Bhd	8,982,600	20,432,019
Petronas Dagangan Bhd	1,160,600	5,948,818
Petronas Gas Bhd	2,869,800	11,913,685
PPB Group Bhd	2,507,060	10,712,554
Press Metal Aluminium Holdings Bhd	12,517,800	20,363,600
Public Bank Bhd	52,912,750	56,195,735
QL Resources Bhd	4,296,800	5,065,895
RHB Bank Bhd	6,398,225	9,016,989
Sime Darby Bhd	9,564,973	5,179,803
Sime Darby Plantation Bhd	6,369,473	7,472,907
Telekom Malaysia Bhd	4,323,800	5,211,011
Tenaga Nasional Bhd	7,864,150	17,190,949
Top Glove Corp. Bhd(c)	19,344,300	9,445,234
Westports Holdings Bhd	3,639,400	3,389,319

		406,994,915

Mexico — 2.1%
Alfa SAB de CV, Class A	10,582,800	7,926,378
America Movil SAB de CV, Series L, NVS	112,935,100	102,066,730
Arca Continental SAB de CV	1,581,636	10,434,581
Becle SAB de CV	1,949,200	4,887,990
Cemex SAB de CV, NVS(a)	55,912,573	28,719,314
Coca-Cola Femsa SAB de CV	1,922,393	10,557,627
Fibra Uno Administracion SA de CV	11,586,800	13,057,143
Fomento Economico Mexicano SAB de CV	7,121,900	57,386,219
Gruma SAB de CV, Class B	775,190	10,513,380
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,358,000	19,753,029
Grupo Aeroportuario del Sureste SAB de CV, Class B	761,480	16,467,316
Grupo Bimbo SAB de CV, Series A	5,838,900	17,980,539
Grupo Carso SAB de CV, Series A1	1,814,441	5,525,447
Grupo Financiero Banorte SAB de CV, Class O	9,516,056	64,369,630
Grupo Financiero Inbursa SAB de CV, Class O(a)	8,378,700	13,655,632
Grupo Mexico SAB de CV, Series B	11,481,488	58,901,418
Grupo Televisa SAB de CV, CPO	8,821,800	18,909,088
Industrias Penoles SAB de CV	520,043	6,490,571
Kimberly-Clark de Mexico SAB de CV, Class A	5,562,900	7,806,150
Megacable Holdings SAB de CV, CPO	1,019,860	3,003,660
Orbia Advance Corp. SAB de CV	3,945,734	10,079,625
Promotora y Operadora de Infraestructura SAB de CV	707,255	5,530,685
Telesites SAB de CV(c)	5,105,100	5,660,701
Wal-Mart de Mexico SAB de CV	19,065,600	72,516,491

		572,199,344

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	805,946	7,978,865
Credicorp Ltd.	245,352	37,109,490
Southern Copper Corp.	312,036	21,652,178

		66,740,533

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	7,503,710	8,766,769
AC Energy Corp.	29,425,000	4,878,340
Ayala Corp.	1,010,206	16,748,100
Ayala Land Inc.	29,195,500	22,256,789
Bank of the Philippine Islands	6,049,484	11,823,172

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
BDO Unibank Inc.	7,164,031	$18,154,834
Globe Telecom Inc.	102,715	5,161,105
GT Capital Holdings Inc.	365,392	4,137,962
International Container Terminal Services Inc.	3,830,690	15,735,192
JG Summit Holdings Inc.	11,095,223	13,105,144
Jollibee Foods Corp.	1,666,639	7,834,211
Manila Electric Co.	816,450	5,874,926
Metro Pacific Investments Corp.	46,177,500	3,494,251
Metropolitan Bank & Trust Co.	6,507,085	7,247,017
Monde Nissin Corp.(a)(b)	16,292,500	5,249,700
PLDT Inc.	285,583	10,020,749
SM Investments Corp.	876,892	15,256,245
SM Prime Holdings Inc.	36,400,725	28,410,453
Universal Robina Corp.	3,317,630	7,765,079

		211,920,038

Poland — 0.7%
Allegro.eu SA(a)(b)(c)	1,276,780	9,515,314
Bank Polska Kasa Opieki SA	682,163	18,714,471
CD Projekt SA(c)	252,215	10,017,893
Cyfrowy Polsat SA	933,051	6,049,940
Dino Polska SA(a)(b)	183,412	12,896,959
KGHM Polska Miedz SA	507,345	19,921,908
LPP SA	4,163	8,561,796
mBank SA(a)	55,890	5,462,239
Orange Polska SA(a)	2,481,791	4,605,324
PGE Polska Grupa Energetyczna SA(a)	3,086,276	5,986,867
Polski Koncern Naftowy ORLEN SA	1,085,130	18,329,834
Polskie Gornictwo Naftowe i Gazownictwo SA	6,254,129	8,242,371
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,213,899	30,887,271
Powszechny Zaklad Ubezpieczen SA	2,154,675	16,165,774
Santander Bank Polska SA	134,099	10,052,633

		185,410,594

Qatar — 0.9%
Barwa Real Estate Co.	6,832,377	6,796,404
Commercial Bank PSQC (The)	7,694,493	14,593,803
Industries Qatar QSC	5,546,858	27,810,835
Masraf Al Rayan QSC(a)	16,725,418	22,913,415
Mesaieed Petrochemical Holding Co.	17,052,734	12,477,460
Ooredoo QPSC	2,718,823	5,717,447
Qatar Electricity & Water Co. QSC	1,706,273	8,424,491
Qatar Fuel QSC	1,854,806	9,452,665
Qatar Gas Transport Co. Ltd.	9,403,955	9,720,191
Qatar International Islamic Bank QSC	2,575,069	7,238,511
Qatar Islamic Bank SAQ	4,155,943	24,015,354
Qatar National Bank QPSC	16,362,250	97,952,565

		247,113,141

Russia — 0.6%
Alrosa PJSC(d)	9,805,890	2,856,377
Gazprom PJSC(d)	43,696,315	35,225,062
Inter RAO UES PJSC(d)	121,651,300	1,174,334
LUKOIL PJSC(d)	1,533,792	26,773,105
Magnit PJSC, GDR	1,230,782	1,953,420
MMC Norilsk Nickel PJSC(d)	233,757	15,835,239
Mobile TeleSystems PJSC, ADR	1,581,331	8,697,320
Moscow Exchange MICEX-RTS PJSC(d)	5,279,850	1,777,080
Novatek PJSC, GDR	337,123	12,986,689
Novolipetsk Steel PJSC(d)	5,629,360	3,575,117
Ozon Holdings PLC, ADR(a)(d)	197,078	722,931

Security	Shares	Value

Russia (continued)
PhosAgro PJSC, GDR	526,116	$3,218,724
Polymetal International PLC(d)	1,312,267	3,979,874
Polyus PJSC(d)	126,490	4,765,925
Rosneft Oil Co. PJSC(d)	4,281,715	4,466,820
Sberbank of Russia PJSC(d)	39,606,181	17,506,667
Severstal PAO(d)	805,849	3,848,600
Surgutneftegas PJSC(d)	26,192,370	1,977,936
Tatneft PJSC(d)	5,175,395	6,571,870
TCS Group Holding PLC, GDR(d)	445,207	5,127,089
United Co. RUSAL International PJSC(a)(d)	11,428,270	2,411,563
VK Co. Ltd.(a)(d)	404,870	411,402
VTB Bank PJSC(d)	11,783,971,998	787,471
X5 Retail Group NV, GDR(d)	424,766	1,827,189
Yandex NV(a)(d)	1,127,576	7,371,114

		175,848,918

Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	150,559	4,477,942
Advanced Petrochemical Co.	405,908	8,143,726
Al Rajhi Bank	4,512,569	193,596,923
Alinma Bank	3,662,763	34,730,568
Almarai Co. JSC	864,080	11,585,056
Arab National Bank	2,207,111	16,499,968
Bank AlBilad(a)	1,411,812	22,218,540
Bank Al-Jazira	1,573,023	11,302,299
Banque Saudi Fransi	2,191,858	31,130,170
Bupa Arabia for Cooperative Insurance Co.	225,521	9,779,392
Co for Cooperative Insurance (The)	220,855	4,641,676
Dar Al Arkan Real Estate Development Co.(a)	2,021,927	5,908,002
Dr Sulaiman Al Habib Medical Services Group Co.	203,437	9,303,133
Emaar Economic City(a)	1,549,045	5,132,680
Etihad Etisalat Co.(a)	1,354,255	12,621,976
Jarir Marketing Co.	215,793	12,048,762
Mobile Telecommunications Co.(a)	1,535,258	5,514,565
Mouwasat Medical Services Co.	185,150	10,270,640
National Industrialization Co.(a)	1,351,894	8,189,401
National Petrochemical Co.	471,399	5,688,653
Rabigh Refining & Petrochemical Co.(a)	870,740	5,716,201
Riyad Bank(a)	4,976,948	47,173,630
SABIC Agri-Nutrients Co.	795,364	33,888,761
Sahara International Petrochemical Co.	1,377,859	17,234,459
Saudi Arabian Mining Co.(a)	1,612,631	46,035,046
Saudi Arabian Oil Co.(b)	7,829,695	86,866,585
Saudi Basic Industries Corp.	3,274,947	109,177,945
Saudi British Bank (The)(a)	3,027,798	31,327,227
Saudi Electricity Co.	3,016,547	22,264,048
Saudi Industrial Investment Group	853,097	8,054,866
Saudi Kayan Petrochemical Co.(a)	2,818,579	15,409,069
Saudi National Bank (The)	8,044,325	146,542,154
Saudi Research & Media Group(a)	91,466	6,094,970
Saudi Telecom Co.	2,159,475	65,888,312
Savola Group (The)	885,061	8,018,335
Yanbu National Petrochemical Co.	913,561	16,769,049

		1,089,244,729

South Africa — 3.7%
Absa Group Ltd.	2,633,920	30,258,069
African Rainbow Minerals Ltd.	432,523	7,697,299
Anglo American Platinum Ltd.	197,080	30,761,206
AngloGold Ashanti Ltd.	1,535,025	35,914,819
Aspen Pharmacare Holdings Ltd.	1,441,907	18,848,764

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Bid Corp. Ltd.	1,243,221	$25,258,580
Bidvest Group Ltd (The)	1,021,476	13,995,557
Capitec Bank Holdings Ltd.	298,396	40,287,244
Clicks Group Ltd.	915,905	17,807,320
Discovery Ltd.(a)	1,588,529	16,268,188
Exxaro Resources Ltd.	942,511	12,157,220
FirstRand Ltd.	18,340,251	78,966,797
Gold Fields Ltd.	3,283,667	45,721,005
Growthpoint Properties Ltd.	12,174,727	10,609,956
Harmony Gold Mining Co. Ltd.	2,075,977	8,865,647
Impala Platinum Holdings Ltd.	3,015,842	57,525,325
Kumba Iron Ore Ltd.	237,552	9,390,142
Mr. Price Group Ltd.	952,355	12,983,182
MTN Group Ltd.(a)	6,271,806	78,288,097
MultiChoice Group	1,357,453	11,125,354
Naspers Ltd., Class N	793,250	99,894,412
Nedbank Group Ltd.	1,673,091	23,784,795
NEPI Rockcastle PLC	1,587,276	10,144,465
Northam Platinum Holdings Ltd.(a)	1,267,707	20,468,815
Old Mutual Ltd.	17,182,421	14,080,059
Pepkor Holdings Ltd.(b)	4,863,145	6,942,267
Rand Merchant Investment Holdings Ltd.	3,058,418	9,623,040
Reinet Investments SCA	511,907	10,552,916
Remgro Ltd.	1,909,088	17,348,630
Sanlam Ltd.	6,844,695	28,844,470
Sasol Ltd.(a)	2,084,138	47,820,421
Shoprite Holdings Ltd.	1,862,615	27,783,272
Sibanye Stillwater Ltd.	9,822,856	46,340,561
SPAR Group Ltd (The)	681,489	7,272,171
Standard Bank Group Ltd.	4,811,358	50,981,197
Tiger Brands Ltd.	603,974	6,415,941
Vodacom Group Ltd.	2,280,882	21,955,506
Woolworths Holdings Ltd.	3,693,842	12,162,678

		1,025,145,387

South Korea — 11.7%
Alteogen Inc.(a)(c)	105,528	4,753,024
Amorepacific Corp.(c)	118,015	18,216,884
AMOREPACIFIC Group	111,064	4,537,675
BGF retail Co. Ltd.	31,218	4,422,541
Celltrion Healthcare Co. Ltd.	317,953	16,911,151
Celltrion Inc.	359,595	47,998,699
Celltrion Pharm Inc.(a)	63,700	4,686,910
Cheil Worldwide Inc.	265,159	4,985,499
CJ CheilJedang Corp.	30,256	9,583,752
CJ Corp.	52,790	3,718,818
CJ ENM Co. Ltd.	39,988	4,363,629
CJ Logistics Corp.(a)	29,273	3,035,074
Coway Co. Ltd.	207,765	12,478,114
DB Insurance Co. Ltd.	176,301	9,061,756
Doosan Bobcat Inc.	197,787	6,347,947
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	1,302,695	22,840,960
Douzone Bizon Co. Ltd.	4,111	166,480
Ecopro BM Co. Ltd.(c)	41,800	13,227,685
E-MART Inc.	70,375	7,674,701
F&F Co. Ltd./New(a)	13,259	9,910,279
Green Cross Corp.(c)	21,869	3,327,546
GS Engineering & Construction Corp.	237,637	8,540,455
GS Holdings Corp.	181,194	6,058,955
Hana Financial Group Inc.	1,098,777	44,640,929

Security	Shares	Value

South Korea (continued)
Hankook Tire & Technology Co. Ltd.	276,458	$8,145,343
Hanmi Pharm Co. Ltd.(a)(c)	25,857	5,727,325
Hanon Systems	697,821	6,757,851
Hanwha Solutions Corp.(a)	453,363	12,888,881
HLB Inc.(a)(c)	357,758	9,373,730
HMM Co. Ltd.(a)(c)	993,400	24,063,401
Hotel Shilla Co. Ltd.(c)	120,240	8,126,644
HYBE Co. Ltd.(a)(c)	62,069	15,081,849
Hyundai Engineering & Construction Co. Ltd.	284,042	10,348,279
Hyundai Glovis Co. Ltd.	67,417	9,945,041
Hyundai Heavy Industries Holdings Co. Ltd.	180,630	7,777,816
Hyundai Mobis Co. Ltd.	241,948	45,429,601
Hyundai Motor Co.	513,465	75,554,687
Hyundai Steel Co.	324,241	10,813,720
Iljin Materials Co. Ltd.	87,287	6,681,529
Industrial Bank of Korea	949,272	8,527,835
Kakao Corp.(c)	1,146,177	90,773,516
Kakao Games Corp.(a)(c)	112,580	6,994,776
KakaoBank Corp.(a)(c)	349,221	14,099,314
Kangwon Land Inc.(a)(c)	365,443	8,128,181
KB Financial Group Inc.	1,448,006	71,436,564
Kia Corp.	967,783	59,998,011
Korea Aerospace Industries Ltd.(a)	275,281	8,564,510
Korea Electric Power Corp.(a)	920,737	17,843,246
Korea Investment Holdings Co. Ltd.(a)	150,860	10,022,412
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	146,013	10,824,816
Korea Zinc Co. Ltd.	32,463	14,888,849
Korean Air Lines Co. Ltd.(a)	642,320	15,824,792
Krafton Inc.(a)	81,050	20,107,258
KT&G Corp.	418,512	27,821,234
Kumho Petrochemical Co. Ltd.(a)(c)	67,853	9,154,092
L&F Co. Ltd.(a)(c)	85,829	14,121,917
LG Chem Ltd.	168,498	79,959,728
LG Corp.	317,879	19,978,763
LG Display Co. Ltd.(c)	856,352	13,467,333
LG Electronics Inc.	393,703	41,101,157
LG Energy Solution(a)(c)	78,083	26,756,099
LG Household & Health Care Ltd.(c)	34,052	27,018,334
LG Innotek Co. Ltd.	53,470	14,760,534
LG Uplus Corp.	765,515	8,408,684
Lotte Chemical Corp.	60,755	11,197,131
Lotte Shopping Co. Ltd.	40,842	2,918,275
Meritz Financial Group Inc.	42,337	1,297,558
Meritz Fire & Marine Insurance Co. Ltd.	81,377	2,781,715
Meritz Securities Co. Ltd.	1,174,128	5,749,662
Mirae Asset Securities Co. Ltd.	1,023,162	7,550,310
NAVER Corp.	451,659	120,347,796
NCSoft Corp.	60,222	22,308,931
Netmarble Corp.(b)	77,828	6,687,602
NH Investment & Securities Co. Ltd.(a)	515,742	4,990,798
Orion Corp./Republic of Korea	89,828	6,874,020
Pan Ocean Co. Ltd.	1,019,114	5,623,874
Pearl Abyss Corp.(a)(c)	113,321	9,088,692
POSCO	272,138	64,748,091
POSCO Chemical Co. Ltd.	116,612	11,170,175
S-1 Corp.	65,194	3,795,159
Samsung Biologics Co. Ltd.(a)(b)	61,211	39,820,997
Samsung C&T Corp.	302,387	27,927,141
Samsung Electro-Mechanics Co. Ltd.	206,869	28,921,985

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	17,487,705	$1,053,693,276
Samsung Engineering Co. Ltd.(a)	599,607	11,713,360
Samsung Fire & Marine Insurance Co. Ltd.	113,475	18,044,858
Samsung Heavy Industries Co. Ltd.(a)	2,424,765	11,820,177
Samsung Life Insurance Co. Ltd.(c)	248,978	12,448,784
Samsung SDI Co. Ltd.	202,309	93,232,087
Samsung SDS Co. Ltd.	120,591	14,157,154
Samsung Securities Co. Ltd.	229,304	8,126,954
SD Biosensor Inc.	132,213	6,003,934
Seegene Inc.(c)	134,974	5,784,989
Shinhan Financial Group Co. Ltd.	1,587,515	51,650,983
SK Biopharmaceuticals Co. Ltd.(a)(c)	99,007	7,027,530
SK Bioscience Co. Ltd.(a)	84,865	10,392,458
SK Chemicals Co. Ltd.	43,171	4,535,033
SK Hynix Inc.	1,999,547	208,461,777
SK IE Technology Co. Ltd.(a)(b)(c)	93,026	9,661,429
SK Inc.(c)	153,650	29,348,676
SK Innovation Co. Ltd.(a)	187,271	31,614,350
SK Square Co. Ltd.(a)	353,143	16,389,054
SK Telecom Co. Ltd.	97,351	4,442,426
SKC Co. Ltd.	80,886	9,406,556
S-Oil Corp.(c)	167,901	11,957,803
Woori Financial Group Inc.	1,865,668	22,316,367
Yuhan Corp.	196,238	9,534,850

		3,214,351,892

Taiwan — 16.1%
Accton Technology Corp.(c)	1,870,000	16,958,219
Acer Inc.(c)	10,684,121	11,088,283
Advantech Co. Ltd.(c)	1,437,455	18,929,137
Airtac International Group	518,526	17,247,260
ASE Technology Holding Co. Ltd.	12,098,110	43,726,289
Asia Cement Corp.	8,011,077	12,947,953
ASMedia Technology Inc.(c)	103,000	6,376,557
Asustek Computer Inc.(c)	2,591,968	34,578,082
AU Optronics Corp.(c)	30,205,000	22,613,782
Catcher Technology Co. Ltd.	2,373,210	12,181,236
Cathay Financial Holding Co. Ltd.	29,007,710	65,227,767
Chailease Holding Co. Ltd.(c)	4,844,889	43,969,839
Chang Hwa Commercial Bank Ltd.	15,775,369	10,015,532
Cheng Shin Rubber Industry Co. Ltd.(c)	6,570,128	8,405,167
China Development Financial Holding Corp.	57,658,588	39,485,438
China Steel Corp.	43,739,313	56,876,609
Chunghwa Telecom Co. Ltd.	13,532,410	60,146,375
Compal Electronics Inc.(c)	14,671,908	13,366,277
CTBC Financial Holding Co. Ltd.	67,557,772	66,036,200
Delta Electronics Inc.(c)	7,134,000	63,578,972
E Ink Holdings Inc.	2,658,000	14,324,754
E.Sun Financial Holding Co Ltd(c)	43,867,640	46,370,410
Eclat Textile Co. Ltd.	725,427	15,036,781
eMemory Technology Inc.	242,000	16,331,915
Evergreen Marine Corp. Taiwan Ltd.	9,371,810	49,232,524
Far Eastern New Century Corp.	9,700,038	10,282,461
Far EasTone Telecommunications Co. Ltd.(c)	5,603,000	13,858,076
Feng TAY Enterprise Co. Ltd.	1,628,137	12,136,712
First Financial Holding Co. Ltd.	37,734,901	34,743,936
Formosa Chemicals & Fibre Corp.	12,690,090	35,977,330
Formosa Petrochemical Corp.(c)	4,177,000	14,692,947
Formosa Plastics Corp.	14,070,280	53,129,588
Foxconn Technology Co. Ltd.(c)	3,369,637	7,756,069
Fubon Financial Holding Co. Ltd.	27,844,974	75,183,212

Security	Shares	Value

Taiwan (continued)
Giant Manufacturing Co. Ltd.	1,129,203	$11,723,159
Globalwafers Co. Ltd.(c)	806,000	19,950,448
Hiwin Technologies Corp.	1,010,527	9,648,075
Hon Hai Precision Industry Co. Ltd.	45,442,873	168,800,190
Hotai Motor Co. Ltd.(c)	1,128,000	25,539,542
Hua Nan Financial Holdings Co. Ltd.	32,577,114	25,831,372
Innolux Corp.(c)	34,978,002	21,284,584
Inventec Corp.	9,751,281	9,005,305
Largan Precision Co. Ltd.(c)	364,000	26,452,901
Lite-On Technology Corp.	7,857,246	19,320,020
MediaTek Inc.(c)	5,566,338	219,958,453
Mega Financial Holding Co. Ltd.(c)	39,543,162	53,288,400
Micro-Star International Co. Ltd.(c)	2,507,000	14,131,399
momo.com Inc.	174,000	6,194,234
Nan Ya Plastics Corp.	19,130,160	60,336,521
Nan Ya Printed Circuit Board Corp.(c)	857,000	16,411,221
Nanya Technology Corp.	4,458,000	12,484,186
Nien Made Enterprise Co. Ltd.	638,000	8,270,877
Novatek Microelectronics Corp.(c)	2,121,000	35,162,924
Oneness Biotech Co. Ltd.(a)(c)	863,000	7,618,780
Parade Technologies Ltd.	285,000	19,676,872
Pegatron Corp.	7,012,414	17,380,666
Pou Chen Corp.	8,418,220	9,707,998
President Chain Store Corp.	2,042,000	19,081,488
Quanta Computer Inc.	9,804,000	32,783,559
Realtek Semiconductor Corp.(c)	1,685,637	27,792,712
Ruentex Development Co. Ltd.	4,529,161	11,694,411
Shanghai Commercial & Savings Bank Ltd/The	13,318,318	21,938,551
Shin Kong Financial Holding Co. Ltd.	44,446,149	18,024,447
SinoPac Financial Holdings Co. Ltd.	39,101,626	24,010,786
Synnex Technology International Corp.	5,122,834	13,262,847
Taishin Financial Holding Co. Ltd.	38,725,610	27,139,883
Taiwan Cement Corp.(c)	19,243,725	32,668,588
Taiwan Cooperative Financial Holding Co. Ltd.	35,879,094	34,037,911
Taiwan High Speed Rail Corp.	6,975,000	7,382,142
Taiwan Mobile Co. Ltd.	5,945,600	21,986,178
Taiwan Semiconductor Manufacturing Co. Ltd.	90,289,000	1,941,173,423
Unimicron Technology Corp.(c)	4,474,000	41,598,336
Uni-President Enterprises Corp.(c)	17,290,839	41,599,895
United Microelectronics Corp.(c)	43,505,000	81,978,696
Vanguard International Semiconductor Corp.(c)	3,307,000	15,008,369
Voltronic Power Technology Corp.	230,000	11,944,642
Wan Hai Lines Ltd.(c)	2,283,600	15,554,641
Win Semiconductors Corp.(c)	1,239,000	13,564,236
Winbond Electronics Corp.	11,068,000	13,329,094
Wiwynn Corp.(c)	300,000	10,714,680
WPG Holdings Ltd.	5,911,449	11,797,532
Yageo Corp.(c)	1,601,861	26,281,340
Yang Ming Marine Transport Corp.(a)(c)	6,488,000	27,421,510
Yuanta Financial Holding Co. Ltd.	35,066,980	31,325,072
Zhen Ding Technology Holding Ltd.(c)	2,239,075	7,426,537

		4,423,511,322

Thailand — 1.9%
Advanced Info Service PCL, NVDR	4,325,500	30,448,563
Airports of Thailand PCL, NVDR(a)	15,427,000	30,479,621
Asset World Corp. PCL, NVDR(a)	31,166,800	4,591,533
B Grimm Power PCL, NVDR(c)	3,007,300	3,190,616
Bangkok Commercial Asset Management PCL, NVDR	6,531,700	4,397,256
Bangkok Dusit Medical Services PCL, NVDR	34,618,100	25,169,541

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR(c)	27,240,700	$7,448,196
Berli Jucker PCL, NVDR	4,321,800	4,443,955
BTS Group Holdings PCL, NVDR	27,193,600	7,926,946
Bumrungrad Hospital PCL, NVDR	1,776,400	8,370,933
Carabao Group PCL, NVDR(c)	1,178,400	3,858,029
Central Pattana PCL, NVDR	7,384,300	12,557,235
Central Retail Corp. PCL, NVDR	6,806,834	8,003,808
Charoen Pokphand Foods PCL, NVDR(c)	13,145,500	10,185,344
CP ALL PCL, NVDR	21,134,000	44,153,490
Delta Electronics Thailand PCL, NVDR	1,158,900	14,509,779
Electricity Generating PCL, NVDR	945,200	5,206,514
Energy Absolute PCL, NVDR	5,702,900	16,667,518
Global Power Synergy PCL, NVDR	2,658,800	6,137,526
Gulf Energy Development PCL, NVDR	10,980,900	17,072,360
Home Product Center PCL, NVDR	21,909,814	10,259,898
Indorama Ventures PCL, NVDR	6,514,380	9,025,333
Intouch Holdings PCL, NVDR	4,328,525	10,065,325
Krung Thai Bank PCL, NVDR	12,050,300	5,184,374
Krungthai Card PCL, NVDR(c)	3,427,300	6,669,532
Land & Houses PCL, NVDR	30,302,600	8,924,163
Minor International PCL, NVDR(a)	11,630,020	11,014,190
Muangthai Capital PCL, NVDR	2,886,200	4,571,290
Osotspa PCL, NVDR(c)	4,507,900	4,879,652
PTT Exploration & Production PCL, NVDR	5,134,739	21,618,551
PTT Global Chemical PCL, NVDR	8,196,430	13,357,450
PTT Oil & Retail Business PCL, NVDR	10,816,400	8,571,011
PTT PCL, NVDR	36,154,800	44,010,099
Ratch Group PCL, NVDR	2,989,300	4,215,579
SCG Packaging PCL, NVDR	4,945,700	9,302,427
Siam Cement PCL (The), NVDR	2,814,200	33,867,867
Siam Commercial Bank PCL (The), NVDR	3,118,200	12,049,521
Sri Trang Gloves Thailand PCL, NVDR(c)	3,446,400	2,715,985
Srisawad Corp. PCL, NVDR(c)	2,958,700	5,252,641
Thai Oil PCL, NVDR	4,202,700	6,986,475
Thai Union Group PCL, NVDR	10,908,500	6,810,510
True Corp. PCL, NVDR	44,061,601	6,773,027

		510,943,663

Turkey — 0.3%
Akbank TAS	11,067,377	5,649,096
Aselsan Elektronik Sanayi Ve Ticaret AS	2,422,632	3,892,945
BIM Birlesik Magazalar AS	1,604,701	8,475,544
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	5,300,249	11,902,367
Ford Otomotiv Sanayi AS	273,314	5,323,997
KOC Holding AS	2,724,274	6,227,924
Turkcell Iletisim Hizmetleri AS	4,306,815	6,385,423
Turkiye Garanti Bankasi AS	8,236,533	6,593,868
Turkiye Is Bankasi AS, Class C	5,471,285	3,167,982
Turkiye Petrol Rafinerileri AS(a)	483,726	6,741,984
Turkiye Sise ve Cam Fabrikalari AS	5,246,012	4,692,518

		69,053,649

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	10,225,809	29,991,508
Abu Dhabi Islamic Bank PJSC	5,593,952	13,495,593
Abu Dhabi National Oil Co. for Distribution PJSC	9,402,123	10,556,088
Aldar Properties PJSC	14,077,213	16,088,269
Dubai Islamic Bank PJSC	9,910,559	16,470,545
Emaar Properties PJSC	14,578,415	20,193,962
Emirates NBD Bank PJSC	9,200,367	35,890,997

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	12,826,771	$122,501,165
First Abu Dhabi Bank PJSC	16,042,188	90,320,700

		355,508,827

Total Common Stocks — 97.5% (Cost: $22,466,964,986)		26,757,331,752

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	719,150	3,580,773
Banco Bradesco SA, Preference Shares, NVS	17,728,340	69,447,486
Braskem SA, Class A, Preference Shares, NVS	722,851	6,773,539
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	978,580	6,499,497
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,049,821	9,951,498
Gerdau SA, Preference Shares, NVS	4,300,188	21,328,135
Itau Unibanco Holding SA, Preference Shares, NVS	17,641,704	86,605,836
Itausa SA, Preference Shares, NVS	17,082,678	33,082,615
Petroleo Brasileiro SA, Preference Shares, NVS	17,495,619	115,006,691

		352,276,070

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	505,347	33,561,043

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,676,132	14,815,677

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	25,014,400	2,685,835

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	82,275	6,034,603
Series 2, Preference Shares, NVS	124,405	9,202,928
LG Chem Ltd., Preference Shares, NVS	28,199	6,391,288
LG Household & Health Care Ltd., Preference Shares, NVS	7,767	3,404,336
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,026,820	167,284,724

		192,317,879

Total Preferred Stocks — 2.1% (Cost: $371,736,572)		595,656,504

Rights

Brazil — 0.0%
Americanas SA (Expires 04/08/22)(a)	51,710	67,954

South Korea — 0.0%
Samsung Biologics Co. Ltd. (Expires 03/03/22)(a)	4,058	472,499

Total Rights — 0.0% (Cost: $0)		540,453

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	669,337,148	669,471,015

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	11,270,000	$11,270,000

		680,741,015

Total Short-Term Investments — 2.5% (Cost: $680,587,906)		680,741,015

Total Investments in Securities — 102.1% (Cost: $23,519,289,464)		28,034,269,724

Other Assets, Less Liabilities — (2.1)%		(584,803,004)

Net Assets — 100.0%		$27,449,466,720

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$930,601,386	$—	$(260,900,761	)(a)	$(80,554)	$(149,056)	$669,471,015	669,337,148	$7,187,285	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,200,000	—	(13,930,000	)(a)	—	—	11,270,000	11,270,000	4,544		—

					$(80,554)	$(149,056)	$680,741,015		$7,191,829		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1,339	03/18/22	$78,700	$(1,444,602)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,444,602

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ETF

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(16,447,268)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,444,602)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$117,519,432

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,721,028,241	$23,887,307,971	$148,995,540	$26,757,331,752
Preferred Stocks	14,815,677	578,154,992	2,685,835	595,656,504
Rights	—	540,453	—	540,453
Money Market Funds	680,741,015	—	—	680,741,015

	$3,416,584,933	$24,466,003,416	$151,681,375	$28,034,269,724

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,444,602)	$—	$—	$(1,444,602)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2022

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$27,353,528,709
Affiliated(c)	184,512,282	680,741,015
Cash	5,256	5,091,895
Foreign currency, at value(d)	—	30,664,848
Cash pledged:
Futures contracts	—	2,440,000
Receivables:
Investments sold	—	197,517,592
Securities lending income — Affiliated	—	1,012,083
Capital shares sold	2,127	—
Dividends	—	47,848,461
Tax reclaims	—	607,115
Unrealized appreciation on:
Forward foreign currency exchange contracts	2,435,107	—

Total assets	186,954,772	28,319,451,718

LIABILITIES
Collateral on securities loaned, at value	—	668,959,352
Payables:
Investments purchased	1,217,853	182,447,712
Variation margin on futures contracts	—	571,461
Bank borrowings	—	2,500,086
Investment advisory fees	—	15,182,451
Foreign taxes	—	323,936
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,351,111	—

Total liabilities	2,568,964	869,984,998

NET ASSETS	$184,385,808	$27,449,466,720

NET ASSETS CONSIST OF:
Paid-in capital	$183,319,814	$34,361,697,303
Accumulated earnings (loss)	1,065,994	(6,912,230,583)

NET ASSETS	$184,385,808	$27,449,466,720

Shares outstanding	6,480,000	592,200,000

Net asset value	$28.45	$46.35

Shares authorized	250 million	4 billion

Par value	$0.001	$0.001

(a) Securities loaned, at value	$—	$622,028,010
(b) Investments, at cost — Unaffiliated	$—	$22,838,701,558
(c) Investments, at cost — Affiliated	$181,709,255	$680,587,906
(d) Foreign currency, at cost	$—	$30,743,554

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations  (unaudited)

Six Months Ended February 28, 2022

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$281,935,019
Dividends — Affiliated	2,937,497	64,876
Securities lending income — Affiliated — net(a)	—	7,126,953
Foreign taxes withheld	—	(31,191,024)
Other foreign taxes	—	(393,487)

Total investment income	2,937,497	257,542,337

EXPENSES
Investment advisory fees	753,102	100,657,939
Commitment fees	951	19,090
Professional fees	217	217
Mauritius income taxes	—	295
Interest expense	—	511,175

Total expenses	754,270	101,188,716

Less:
Investment advisory fees waived	(754,270)	—

Total expenses after fees waived	—	101,188,716

Net investment income	2,937,497	156,353,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	—	1,361,650,222
Investments — Affiliated	(592,718)	(80,554)
In-kind redemptions — Affiliated	5,364,297	—
Futures contracts	—	(16,447,268)
Forward foreign currency exchange contracts	1,504,392	—
Foreign currency transactions	(9,107)	(14,932,084)

Net realized gain	6,266,864	1,330,190,316

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	—	(4,720,357,506)
Investments — Affiliated	(26,042,562)	(149,056)
Futures contracts	—	(1,444,602)
Forward foreign currency exchange contracts	1,844,966	—
Foreign currency translations	—	2,386,983

Net change in unrealized appreciation (depreciation)	(24,197,596)	(4,719,564,181)

Net realized and unrealized loss	(17,930,732)	(3,389,373,865)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,993,235)	$(3,233,020,244)

(a) Net of securities lending income tax paid of	$—	$664,039
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(133,629,674)
(c) Net of reduction in deferred foreign capital gain tax of	$—	$109,498,234

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,937,497	$2,863,955	$156,353,621	$422,538,344
Net realized gain (loss)	6,266,864	1,206,589	1,330,190,316	(540,784,216)
Net change in unrealized appreciation (depreciation)	(24,197,596)	22,470,366	(4,719,564,181)	4,851,060,910

Net increase (decrease) in net assets resulting from operations	(14,993,235)	26,540,910	(3,233,020,244)	4,732,815,038

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,937,497)	(2,865,230)	(432,075,862)	(421,960,887)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(863,104)	(4,122,036)	131,260,914	2,647,877,164

NET ASSETS
Total increase (decrease) in net assets	(18,793,836)	19,553,644	(3,533,835,192)	6,958,731,315
Beginning of period	203,179,644	183,626,000	30,983,301,912	24,024,570,597

End of period	$184,385,808	$203,179,644	$27,449,466,720	$30,983,301,912

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$31.31		$27.41		$24.38		$25.70	$25.57	$21.72

Net investment income(a)	0.46		0.44		0.71		0.55	0.60	0.36
Net realized and unrealized gain (loss)(b)		(2.89)	3.92		3.03		(1.27)	0.12	3.83

Net increase (decrease) from investment operations		(2.43)	4.36		3.74		(0.72)	0.72	4.19

Distributions(c)
From net investment income		(0.43)	(0.46)		(0.71)		(0.60)	(0.59)	(0.34)

Total distributions		(0.43)	(0.46)		(0.71)		(0.60)	(0.59)	(0.34)

Net asset value, end of period	$28.45		$31.31		$27.41		$24.38	$25.70	$25.57

Total Return(d)
Based on net asset value	(7.73	)%(e)	15.96%		15.49%		(2.72)%	2.77%	19.55%

Ratios to Average Net Assets(f)
Total expenses	0.78	%(g)	0.78%		0.78%		0.78%	0.78%	0.78%

Total expenses after fees waived	0.00	%(g)	0.00	%(h)	0.00	%(h)	0.00%	0.00%	0.00%

Net investment income	3.04	%(g)	1.41%		2.84%		2.22%	2.25%	1.56%

Supplemental Data
Net assets, end of period (000)	$184,386		$203,180		$183,626		$180,376	$344,328	$393,757

Portfolio turnover rate(i)	2	%(e)	6%		9%		7%	7%	4%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17

Net asset value, beginning of period	$52.56		$44.56	$40.22	$43.24	$44.76		$36.74

Net investment income(a)	0.26		0.75	0.98	0.90	0.83	(b)	0.75
Net realized and unrealized gain (loss)(c)		(5.74)	8.01	4.52	(3.02)		(1.36)	7.86

Net increase (decrease) from investment operations		(5.48)	8.76	5.50	(2.12)		(0.53)	8.61

Distributions(d)
From net investment income		(0.73)	(0.76)	(1.16)	(0.90)		(0.99)	(0.59)

Total distributions		(0.73)	(0.76)	(1.16)	(0.90)		(0.99)	(0.59)

Net asset value, end of period	$46.35		$52.56	$44.56	$40.22	$43.24		$44.76

Total Return(e)
Based on net asset value	(10.50	)%(f)	19.72%	13.82%	(4.87)%	(1.28	)%(b)	23.80%

Ratios to Average Net Assets(g)
Total expenses	0.69	%(h)	0.69%	0.70%	0.68%		0.67%	0.69%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.68%	0.70%	0.68%		0.67%	0.69%

Net investment income	1.07	%(h)	1.45%	2.38%	2.16%	1.78	%(b)	1.92%

Supplemental Data
Net assets, end of period (000)	$27,449,467		$30,983,302	$24,024,571	$24,631,575	$31,149,012		$35,891,890

Portfolio turnover rate(i)	16	%(f)	9%	19%	15%		16%	9%

(a)	Based on average shares outstanding.

(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2018:

•	Net investment income per share by $0.02.

•	Total return by 0.07%.

•	Ratio of net investment income to average net assets by 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets	Diversified

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $2,237, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

As of period end, MSCI Emerging Markets no longer invests in the Subsidiary. Effective October 20, 2021, MSCI Emerging Markets transferred all of the assets of MSCI Emerging Markets’s wholly owned Mauritius Subsidiary to MSCI Emerging Markets through on-exchange transactions in India. MSCI Emerging Markets recognized a realized gain/loss of $1,882,431,068 as a result of this transaction. After the transfer, MSCI Emerging Markets began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The iShares MSCI Emerging Markets ETF has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets
Barclays Capital, Inc	$12,486,167	$12,486,167		$—	$—
BNP Paribas SA	7,003,453	7,003,453		—	—
BofA Securities, Inc	65,133,241	65,133,241		—	—
Citigroup Global Markets Ltd.	2,124,008	2,124,008		—	—
Citigroup Global Markets, Inc.	39,500,478	39,500,478		—	—
Credit Suisse Securities (USA) LLC	1,853,546	1,853,546		—	—
Goldman Sachs & Co. LLC	30,937,894	30,937,894		—	—
Goldman Sachs International	72,079,893	72,079,893		—	—
HSBC Bank PLC	7,578,346	7,578,346		—	—
J.P. Morgan Securities LLC	26,681,014	26,681,014		—	—
J.P. Morgan Securities PLC	21,061,745	21,061,745		—	—
Jefferies LLC	3,435,041	3,435,041		—	—
Macquarie Bank Ltd.	19,217,193	19,217,193		—	—
Morgan Stanley	289,884,872	289,884,872		—	—
Nomura Securities International, Inc.	67,680	67,680		—	—
RBC Capital Markets LLC	5,838,463	5,838,463		—	—
Scotia Capital (USA), Inc.	149,868	149,868		—	—
SG Americas Securities LLC	6,884,676	6,884,676		—	—
State Street Bank & Trust Co.	156,657	156,657		—	—
UBS AG	2,855,830	2,855,830		—	—
UBS Securities LLC	7,097,945	7,097,945		—	—

	$622,028,010	$622,028,010		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

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Notes to Financial Statements  (unaudited) (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged MSCI Emerging Markets	0.78%

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

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Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Currency Hedged MSCI Emerging Markets	$754,270

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Emerging Markets	$1,871,587

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Emerging Markets	$48,381,859	$52,231,646	$(61,364,989)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI Emerging Markets	$8,219,335	$4,532,786
MSCI Emerging Markets	4,619,017,163	4,851,641,102

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$32,426,742	$33,337,867

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Emerging Markets	$8,227,708
MSCI Emerging Markets	11,976,796,425

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$182,935,165	$5,238,134	$(2,577,021)	$2,661,113
MSCI Emerging Markets	24,271,862,679	8,418,981,409	(4,658,018,966)	3,760,962,443

9.	LINE OF CREDIT

The iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2022, the iShares Currency Hedged MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Emerging Markets	$6,958,000	$244,464	1.11%

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The iShares MSCI Emerging Markets ETF, along with certain other iShares funds (“Mauritius Participating Funds”), is a party to a $750,000,000 unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Uncommitted Liquidity Facility were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Emerging Markets	$600,000,000	$76,243,094	1.33%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Emerging Markets
Shares sold	1,080,000	$32,431,965	1,320,000	$41,187,291
Shares redeemed	(1,090,000)	(33,295,069)	(1,530,000)	(45,309,327)

Net decrease	(10,000)	$(863,104)	(210,000)	$(4,122,036)

MSCI Emerging Markets
Shares sold	2,700,000	$131,260,914	50,400,000	$2,647,877,164

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged MSCI Emerging Markets(a)	$0.203421	$—	$0.225899	$0.429320	47%	—%	53%	100%
MSCI Emerging Markets(a)	0.347253	—	0.385581	0.732834	47	—	53	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Counterparty Abbreviations

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0222

FEBRUARY 28, 2022

2022 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ

•   iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

•   iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX

•   iShares MSCI Emerging Markets Multifactor ETF | EMGF | Cboe BZX

•   iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds. The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2022	iShares® ESG Aware MSCI EM ETF

Investment Objective

The iShares ESG Aware MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(11.61)%	(11.33)%	7.19%	9.42%	(11.33)%	41.49%	66.63%
Fund Market	(10.29)	(10.77)	7.37	9.61	(10.77)	42.69	68.27
Index	(11.20)	(10.47)	7.67	10.07	(10.47)	44.68	72.36

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 883.90	$ 1.17		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	25.6%
Information Technology	22.7
Consumer Discretionary	12.7
Communication Services	10.9
Materials	6.4
Consumer Staples	5.5
Health Care	4.5
Industrials	4.3
Energy	3.8
Utilities	1.8
Real Estate	1.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.9%
Taiwan	17.4
South Korea	12.8
India	12.5
South Africa	4.4
Brazil	4.1
Saudi Arabia	3.1
Malaysia	2.8
Thailand	2.5
United Arab Emirates	1.8

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.81)%	1.64%	5.41%	1.64%	27.56%
Fund Market	(5.44)	3.14	5.75	3.14	29.48
Index	(6.15)	3.30	6.06	3.30	31.23

The inception date of the Fund was 7/18/17. The first day of secondary market trading was 7/20/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 931.90	$ 1.20		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	29.3%
Financials	23.4
Materials	11.7
Communication Services	6.7
Energy	6.0
Consumer Staples	5.9
Consumer Discretionary	5.6
Industrials	5.1
Health Care	2.8
Utilities	2.4
Real Estate	1.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Taiwan	23.8%
India	18.3
South Korea	18.3
Brazil	7.4
Saudi Arabia	5.9
South Africa	5.5
Mexico	3.1
Thailand	2.7
Indonesia	2.5
Malaysia	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF

Investment Objective

The iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.94)%	1.18%	6.10%	3.41%	1.18%	34.48%	39.84%
Fund Market	(1.05)	2.29	6.40	3.48	2.29	36.38	40.83
Index	(1.78)	1.97	6.56	3.71	1.97	37.39	43.96

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 980.60	$ 1.23		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	23.7%
Communication Services	16.4
Information Technology	16.1
Consumer Staples	10.6
Consumer Discretionary	9.4
Health Care	8.2
Materials	5.4
Utilities	4.1
Industrials	3.9
Energy	1.5
Real Estate	0.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	28.2%
Taiwan	18.3
India	13.8
Saudi Arabia	9.3
South Korea	6.5
Thailand	5.3
Malaysia	4.1
United Arab Emirates	3.7
Qatar	2.5
Philippines	2.0

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF

Investment Objective

The iShares MSCI Emerging Markets Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(6.27)%	(0.59)%	7.25%	8.70%	(0.59)%	41.90%	68.10%
Fund Market	(4.81)	(0.01)	7.44	8.89	(0.01)	43.16	70.00
Index	(6.13)	0.34	7.74	9.21	0.34	45.19	73.09

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 937.30	$ 2.16		$ 1,000.00	$ 1,022.60	$ 2.26		0.45%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	23.4%
Financials	14.7
Materials	13.1
Consumer Discretionary	12.9
Industrials	7.4
Health Care	6.5
Communication Services	5.8
Energy	5.3
Consumer Staples	4.8
Utilities	4.4
Real Estate	1.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	41.1%
India	16.7
Taiwan	14.8
South Korea	10.3
Saudi Arabia	5.6
South Africa	2.7
Brazil	2.0
United Arab Emirates	1.0
Qatar	1.0
Indonesia	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® MSCI Global Min Vol Factor ETF

Investment Objective

The iShares MSCI Global Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.00)%	9.72%	8.11%	9.04%	9.72%	47.66%	137.60%
Fund Market	(4.12)	9.74	8.12	8.99	9.74	47.76	136.61
Index	(4.06)	9.70	7.91	8.79	9.70	46.35	132.32

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 960.00	$ 0.97		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	17.5%
Health Care	15.9
Communication Services	14.4
Consumer Staples	12.1
Financials	9.8
Utilities	8.0
Consumer Discretionary	7.5
Industrials	7.1
Materials	5.1
Real Estate	2.1
Energy	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	55.8%
Japan	10.2
Switzerland	6.1
Taiwan	4.9
China	4.3
India	3.9
Canada	2.3
Hong Kong	2.2
Denmark	1.6
Saudi Arabia	1.3

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2022	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.9%
Americanas SA	747,006	$4,377,579
B3 SA - Brasil, Bolsa, Balcao	9,261,032	26,054,848
Banco do Brasil SA	4,425,322	29,919,937
Banco Santander Brasil SA	3,247,212	19,247,007
Cosan SA	3,503,113	14,362,002
Energisa SA	926,032	7,901,545
Localiza Rent a Car SA	2,171,061	24,168,994
Lojas Renner SA	2,254,944	11,145,812
Natura & Co. Holding SA(a)	2,767,832	12,351,322
Rumo SA(a)	2,111,891	6,326,954
Telefonica Brasil SA	1,343,576	13,175,985
Ultrapar Participacoes SA	4,203,826	11,822,632
Vibra Energia SA	1,443,285	6,574,042

		187,428,659

Chile — 0.6%
Banco de Chile	77,276,390	8,193,005
Banco Santander Chile	154,145,127	7,569,110
Enel Americas SA	200,688,465	23,498,900

		39,261,015

China — 29.8%
3SBio Inc.(a)(b)	8,745,000	6,950,260
AAC Technologies Holdings Inc.(c)	3,134,500	8,570,350
Agricultural Bank of China Ltd., Class H	21,797,000	8,254,939
Akeso Inc.(a)(b)	2,822,000	7,452,182
Alibaba Group Holding Ltd.(a)	13,254,268	174,477,511
Alibaba Health Information Technology Ltd.(a)	8,898,000	6,230,661
ANTA Sports Products Ltd.	417,200	6,371,980
Baidu Inc., ADR(a)	217,185	33,107,681
Bank of China Ltd., Class H	20,981,000	8,161,933
BeiGene Ltd., ADR(a)(c)	37,665	7,929,236
Bilibili Inc., ADR(a)(c)	183,625	5,804,386
BYD Co. Ltd., Class A	262,055	10,537,705
BYD Co. Ltd., Class H	743,000	23,023,596
CanSino Biologics Inc., Class H(a)(b)	426,200	7,702,865
China Construction Bank Corp., Class A	10,021,100	9,587,303
China Construction Bank Corp., Class H	94,065,000	70,545,416
China Eastern Airlines Corp. Ltd., Class A(a)	9,397,735	8,047,587
China Feihe Ltd.(b)	4,751,000	5,669,176
China Galaxy Securities Co. Ltd., Class A	4,507,700	7,239,054
China International Capital Corp. Ltd., Class A	1,004,813	6,785,460
China International Capital Corp. Ltd., Class H(b)	2,778,400	6,759,630
China Lesso Group Holdings Ltd.	8,835,000	13,602,230
China Medical System Holdings Ltd.	8,507,000	15,148,017
China Mengniu Dairy Co. Ltd.	2,275,000	14,793,000
China Merchants Bank Co. Ltd., Class A	1,851,240	14,633,543
China Merchants Bank Co. Ltd., Class H	4,515,000	38,058,317
China Molybdenum Co. Ltd., Class A	9,202,200	8,827,621
China Molybdenum Co. Ltd., Class H	22,683,000	13,652,959
China Resources Gas Group Ltd.	1,370,000	6,284,967
China Resources Land Ltd.	4,616,000	22,453,598
China Resources Mixc Lifestyle Services Ltd.(b)	1,197,800	6,161,078
China Suntien Green Energy Corp. Ltd., Class H	15,632,000	10,361,856
China Three Gorges Renewables Group Co. Ltd.	6,381,000	7,202,465
China Vanke Co. Ltd., Class H	2,961,600	7,034,338
CIFI Ever Sunshine Services Group Ltd.	3,480,000	6,341,361
Contemporary Amperex Technology Co. Ltd., Class A	192,303	16,472,540
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	3,598,200	7,272,771
Country Garden Services Holdings Co. Ltd.	2,514,000	15,038,641

Security	Shares	Value

China (continued)
CSC Financial Co. Ltd., Class A	1,668,700	$6,832,175
CSPC Pharmaceutical Group Ltd.	13,097,520	15,525,311
ENN Energy Holdings Ltd.	1,030,500	14,924,106
Fosun International Ltd.	22,382,000	24,284,547
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,614,400	7,920,398
Ganfeng Lithium Co. Ltd., Class A	434,950	10,575,843
GDS Holdings Ltd., ADR(a)	156,168	6,952,599
Geely Automobile Holdings Ltd.	5,830,000	10,859,206
GEM Co. Ltd., Class A	5,006,617	7,648,574
Genscript Biotech Corp.(a)	1,908,000	7,565,254
Great Wall Motor Co. Ltd., Class H	3,687,500	7,763,295
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,088,000	6,607,038
Hopson Development Holdings Ltd.	3,310,340	6,814,512
Huatai Securities Co. Ltd., Class A	7,715,802	19,446,888
Huatai Securities Co. Ltd., Class H(b)	5,776,800	9,458,368
Industrial & Commercial Bank of China Ltd., Class H	26,860,000	16,034,213
Industrial Bank Co. Ltd., Class A	3,292,868	11,536,139
JD Health International Inc.(a)(b)	1,454,250	10,854,101
JDcom Inc, Class A(a)	1,427,316	50,982,902
Jinxin Fertility Group Ltd.(a)(b)	6,462,000	7,555,897
Jiumaojiu International Holdings Ltd.(b)	2,640,000	5,930,762
KE Holdings Inc., ADR(a)	338,784	6,575,797
Kingdee International Software Group Co. Ltd.(a)	6,524,000	16,124,991
Lenovo Group Ltd.	20,152,000	22,440,642
Li Auto Inc., ADR(a)	815,827	24,841,932
Li Ning Co. Ltd.	1,647,500	16,455,476
Logan Group Co. Ltd.(c)	13,762,000	4,578,763
Longfor Group Holdings Ltd.(b)	1,412,500	7,553,377
LONGi Green Energy Technology Co. Ltd., Class A	696,120	8,664,954
Meituan, Class B(a)(b)	4,109,800	91,299,854
Microport Scientific Corp.	2,302,600	6,404,869
Ming Yuan Cloud Group Holdings Ltd.	3,081,000	6,080,916
MMG Ltd.(a)	23,168,000	8,392,134
NetEase Inc.	2,118,070	40,967,069
NIO Inc., ADR(a)	1,251,347	28,580,766
Orient Securities Co. Ltd., Class A	5,456,932	10,673,868
Pharmaron Beijing Co. Ltd., Class A	373,600	7,170,011
Pinduoduo Inc., ADR(a)	299,123	15,512,519
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	2,140,100	6,631,983
Ping An Insurance Group Co. of China Ltd., Class A	914,063	7,368,360
Ping An Insurance Group Co. of China Ltd., Class H	5,368,500	41,625,536
Postal Savings Bank of China Co. Ltd., Class A	9,156,100	8,088,120
Postal Savings Bank of China Co. Ltd., Class H(b)	8,183,000	6,712,184
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,318,000	7,343,056
Shanghai Electric Group Co. Ltd., Class A	10,200,800	7,139,223
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,043,415	7,035,238
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,692,900	12,081,110
Shenzhen Inovance Technology Co. Ltd., Class A	683,572	6,957,273
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	135,900	7,066,908
Shenzhou International Group Holdings Ltd.	445,600	7,484,568
Sinopharm Group Co. Ltd., Class H	3,026,800	7,337,518
Sunac Services Holdings Ltd.(a)(b)	5,924,000	5,063,044
Sungrow Power Supply Co. Ltd., Class A	851,667	16,491,679
Sunny Optical Technology Group Co. Ltd.	1,209,000	28,972,416
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	556,000	7,937,595
TCL Technology Group Corp., Class A	7,614,495	6,729,660

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Holdings Ltd.	5,038,800	$271,900,256
Tongcheng Travel Holdings Ltd.(a)	4,551,600	8,477,119
Topchoice Medical Corp., Class A(a)	286,209	7,343,170
Trip.com Group Ltd., ADR(a)	241,635	6,239,016
Unisplendour Corp. Ltd., Class A	2,838,440	9,894,566
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,158,500	6,001,113
Vipshop Holdings Ltd., ADR(a)	768,565	6,663,459
Wharf Holdings Ltd. (The)	1,994,000	7,214,273
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,145,800	7,126,070
WuXi AppTec Co. Ltd., Class A	449,889	7,446,687
WuXi AppTec Co. Ltd., Class H(b)	1,074,380	15,293,211
Wuxi Biologics Cayman Inc., New(a)(b)	4,578,500	37,870,681
Xiaomi Corp., Class B(a)(b)	6,448,000	12,136,535
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,617,500	8,634,790
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,075,536	6,668,311
Xinyi Solar Holdings Ltd.	7,916,000	14,378,352
XPeng Inc., ADR(a)	548,631	19,953,710
Yadea Group Holdings Ltd.(b)	9,952,000	14,764,127
Yum China Holdings Inc.	257,668	13,403,889
Yunnan Baiyao Group Co. Ltd., Class A	581,800	8,312,350
Zhejiang Huayou Cobalt Co. Ltd., Class A	404,200	7,878,854
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	9,871,200	6,566,358

		1,943,170,647

Colombia — 0.1%
Bancolombia SA	920,780	9,130,608

Czech Republic — 0.3%
Moneta Money Bank AS(b)	4,599,864	18,213,163

Greece — 0.4%
Alpha Services and Holdings SA(a)	4,413,364	6,022,210
OPAP SA	1,355,329	19,753,542

		25,775,752

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	3,908,154	30,484,773

India — 12.4%
Adani Green Energy Ltd.(a)	554,198	13,637,185
Adani Total Gas Ltd.	376,997	7,947,971
Asian Paints Ltd.	874,018	36,936,973
Axis Bank Ltd.(a)	2,601,917	25,814,004
Axis Bank Ltd., GDR(a)(d)	84,646	4,144,744
Bajaj Finance Ltd.	201,896	18,902,554
Bandhan Bank Ltd.(b)	1,752,960	7,170,182
Bharti Airtel Ltd.(a)	1,650,778	15,095,196
Colgate-Palmolive India Ltd.	1,350,663	26,056,236
Dabur India Ltd.	1,759,476	13,191,551
Eicher Motors Ltd.	457,547	15,803,880
Havells India Ltd.	773,338	12,217,521
HCL Technologies Ltd.	1,781,972	26,795,918
Hero MotoCorp Ltd.	280,449	9,499,975
Hindalco Industries Ltd.	3,015,182	23,172,048
Hindustan Unilever Ltd.	984,549	28,471,496
Housing Development Finance Corp. Ltd.	1,874,291	59,238,466
ICICI Bank Ltd.	4,774,656	47,291,694
Info Edge India Ltd.	179,884	10,692,998

Security	Shares	Value

India (continued)
Infosys Ltd.	3,173,861	$72,331,869
Kotak Mahindra Bank Ltd.	680,587	16,753,393
Mahindra & Mahindra Ltd.	340,837	3,598,100
Mahindra & Mahindra Ltd., GDR	1,240,272	13,013,688
Marico Ltd.	1,269,837	8,693,404
Mphasis Ltd.	191,906	7,972,790
Nestle India Ltd.	98,628	23,163,255
Piramal Enterprises Ltd.	506,645	14,006,454
Power Grid Corp. of India Ltd.	2,615,925	7,261,299
Reliance Industries Ltd.	2,090,854	65,823,639
Reliance Industries Ltd., GDR(b)	91,955	5,771,869
Shriram Transport Finance Co. Ltd.	426,703	6,413,779
State Bank of India	2,982,708	19,268,902
Tata Consultancy Services Ltd.	1,233,682	58,441,642
Tata Consumer Products Ltd.	1,201,298	11,502,906
Tata Motors Ltd.(a)	1,048,759	6,357,767
Tech Mahindra Ltd.	762,625	14,271,227
Titan Co. Ltd.	455,877	15,484,543
United Spirits Ltd.(a)	715,036	8,442,918
UPL Ltd.	801,621	7,124,386
Wipro Ltd.	1,889,879	13,975,175
Zomato Ltd.(a)	6,045,466	6,414,745

		808,168,342

Indonesia — 1.7%
Bank Central Asia Tbk PT	74,156,400	41,866,161
Kalbe Farma Tbk PT	195,239,300	22,354,607
Telkom Indonesia Persero Tbk PT	103,755,000	31,324,973
Unilever Indonesia Tbk PT	45,462,500	11,698,680

		107,244,421

Kuwait — 0.4%
Kuwait Finance House KSCP	7,499,338	23,459,504

Malaysia — 2.8%
AMMB Holdings Bhd(a)	8,589,500	6,888,724
Axiata Group Bhd	8,951,300	8,378,852
CIMB Group Holdings Bhd	6,774,900	9,228,726
DiGi.Com Bhd	7,686,900	7,431,344
Hartalega Holdings Bhd	5,791,200	6,372,596
Malayan Banking Bhd	9,656,500	20,176,848
Maxis Bhd	19,354,900	18,556,299
Nestle Malaysia Bhd	915,100	29,243,395
Petronas Dagangan Bhd	4,468,800	22,905,460
Public Bank Bhd	27,736,300	29,457,206
RHB Bank Bhd	10,749,100	15,148,658
Sime Darby Plantation Bhd	6,374,800	7,479,156

		181,267,264

Mexico — 1.8%
Arca Continental SAB de CV	2,620,100	17,285,675
Cemex SAB de CV, NVS(a)	14,196,900	7,292,192
Coca-Cola Femsa SAB de CV	1,376,000	7,556,881
Fomento Economico Mexicano SAB de CV	4,368,600	35,200,921
Grupo Aeroportuario del Sureste SAB de CV, Class B	306,640	6,631,216
Grupo Financiero Banorte SAB de CV, Class O	4,177,700	28,259,292
Wal-Mart de Mexico SAB de CV	4,550,400	17,307,561

		119,533,738

Peru — 0.3%
Credicorp Ltd.	127,882	19,342,152

Philippines — 0.1%
Globe Telecom Inc.	127,680	6,415,518

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.7%
Allegro.eu SA(a)(b)(c)	800,329	$5,964,522
Bank Polska Kasa Opieki SA	453,581	12,443,549
KGHM Polska Miedz SA	218,881	8,594,797
Orange Polska SA(a)	3,265,177	6,059,011
Polski Koncern Naftowy ORLEN SA	579,843	9,794,610

		42,856,489

Qatar — 0.8%
Qatar National Bank QPSC	8,844,871	52,949,796

Russia — 0.7%
Gazprom PJSC(e)	7,224,690	5,824,064
LUKOIL PJSC(e)	725,046	12,656,040
Novatek PJSC, GDR	168,623	6,495,714
Novolipetsk Steel PJSC(e)	5,130,970	3,258,598
PhosAgro PJSC, GDR	754,049	4,613,195
Polymetal International PLC(e)	1,747,485	5,299,813
Polyus PJSC(e)	43,646	1,644,506
Rosneft Oil Co. PJSC(e)	759,129	791,947
Sberbank of Russia PJSC(e)	10,004,860	4,422,334
TCS Group Holding PLC, GDR(e)	124,025	1,428,296
Yandex NV(a)(e)	87,150	569,711

		47,004,218

Saudi Arabia — 3.1%
Al Rajhi Bank	829,908	35,604,471
Almarai Co. JSC	514,590	6,899,308
Bank AlBilad(a)	846,334	13,319,270
Dr Sulaiman Al Habib Medical Services Group Co.	392,078	17,929,648
SABIC Agri-Nutrients Co.	154,645	6,562,221
Sahara International Petrochemical Co.	1,087,716	13,605,309
Saudi Arabian Mining Co.(a)	882,391	25,189,216
Saudi Basic Industries Corp.	1,691,676	56,395,938
Saudi National Bank (The)	845,249	15,397,763
Savola Group (The)	1,123,450	10,178,054

		201,081,198

South Africa — 4.3%
Absa Group Ltd.	1,146,546	13,171,344
Aspen Pharmacare Holdings Ltd.	511,911	6,691,756
Bidvest Group Ltd (The)	1,209,188	16,567,457
Clicks Group Ltd.	630,341	12,255,292
FirstRand Ltd.	2,391,966	10,298,981
Gold Fields Ltd.	1,362,847	18,975,960
Growthpoint Properties Ltd.	10,660,261	9,290,139
Impala Platinum Holdings Ltd.	856,450	16,336,255
Kumba Iron Ore Ltd.	530,511	20,970,455
MTN Group Ltd.(a)	1,163,219	14,519,933
MultiChoice Group	1,041,982	8,539,831
Naspers Ltd., Class N	203,182	25,586,822
Nedbank Group Ltd.	663,144	9,427,308
NEPI Rockcastle PLC	1,583,039	10,117,386
Old Mutual Ltd.	23,367,030	19,148,009
Standard Bank Group Ltd.	1,380,840	14,631,394
Vodacom Group Ltd.	4,605,664	44,333,588
Woolworths Holdings Ltd.	3,676,506	12,105,596

		282,967,506

South Korea — 12.0%
Amorepacific Corp.	46,189	7,129,769
AMOREPACIFIC Group	347,541	14,199,273
CJ CheilJedang Corp.	46,546	14,743,697
Coway Co. Ltd.	236,073	14,178,258

Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	183,295	$7,424,183
HMM Co. Ltd.(a)	330,215	7,998,889
Kakao Corp.	357,516	28,314,112
KB Financial Group Inc.	640,828	31,614,890
LG Chem Ltd.	45,828	21,747,406
LG Corp.	1	63
LG Display Co. Ltd.	1,015,494	15,970,064
LG Electronics Inc.	137,353	14,339,152
LG Household & Health Care Ltd.	9,250	7,339,351
LG Innotek Co. Ltd.	25,840	7,027,638
NAVER Corp.	230,978	61,545,753
NCSoft Corp.	19,003	7,039,564
POSCO	115,470	27,473,054
Samsung C&T Corp.	108,177	9,990,755
Samsung Electro-Mechanics Co. Ltd.	69,433	9,707,304
Samsung Electronics Co. Ltd.	4,404,578	265,390,697
Samsung Engineering Co. Ltd.(a)	377,098	7,366,633
Samsung Fire & Marine Insurance Co. Ltd.	90,046	14,319,166
Samsung SDI Co. Ltd.	63,938	29,465,190
Samsung SDS Co. Ltd.	60,852	7,143,909
Samsung Securities Co. Ltd.	350,417	12,419,420
Shinhan Financial Group Co. Ltd.	1,154,098	37,549,438
SK Hynix Inc.	485,958	50,663,309
SK Inc.	92,094	17,590,869
SK Innovation Co. Ltd.(a)	69,389	11,713,977
SK Telecom Co. Ltd.	150,491	6,867,369
Woori Financial Group Inc.	1,158,144	13,774,241

		782,047,393

Taiwan — 17.4%
Acer Inc.	28,388,000	29,461,869
ASE Technology Holding Co. Ltd.	2,660,000	9,614,058
Asustek Computer Inc.	605,000	8,070,987
AU Optronics Corp.	9,854,000	7,377,461
Cathay Financial Holding Co. Ltd.	29,447,110	66,215,818
Chailease Holding Co. Ltd.	1,396,219	12,671,400
China Steel Corp.	15,377,000	19,995,550
CTBC Financial Holding Co. Ltd.	70,720,000	69,127,207
Delta Electronics Inc.	2,365,000	21,077,133
E.Sun Financial Holding Co Ltd.	47,501,132	50,211,202
Evergreen Marine Corp. Taiwan Ltd.	3,088,000	16,222,057
Far EasTone Telecommunications Co. Ltd.	5,524,000	13,662,683
First Financial Holding Co. Ltd.	55,149,689	50,778,383
Fubon Financial Holding Co. Ltd.	15,233,723	41,132,027
Hon Hai Precision Industry Co. Ltd.	4,476,000	16,626,362
Hotai Motor Co. Ltd.	452,000	10,233,930
Innolux Corp.	11,543,000	7,024,071
MediaTek Inc.	1,299,000	51,331,060
Mega Financial Holding Co. Ltd.	10,788,000	14,537,918
momo.com Inc.	171,000	6,087,437
Taishin Financial Holding Co. Ltd.	56,314,831	39,466,852
Taiwan Semiconductor Manufacturing Co. Ltd.	23,724,000	510,055,470
Unimicron Technology Corp.	965,000	8,972,372
United Microelectronics Corp.	12,332,000	23,237,818
Yageo Corp.	788,000	12,928,523
Yang Ming Marine Transport Corp.(a)	1,857,000	7,848,604
Yuanta Financial Holding Co. Ltd.	7,840,040	7,003,449

		1,130,971,701

Thailand — 2.5%
Asset World Corp. PCL, NVDR(a)	49,746,500	7,328,718

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	29,382,500	$21,362,930
BTS Group Holdings PCL, NVDR(c)	79,445,400	23,158,367
Delta Electronics Thailand PCL, NVDR	538,900	6,747,191
Energy Absolute PCL, NVDR	3,197,800	9,346,015
Home Product Center PCL, NVDR	15,297,100	7,163,305
Krungthai Card PCL, NVDR	4,058,000	7,896,875
Minor International PCL, NVDR(a)	9,745,600	9,229,553
PTT Exploration & Production PCL, NVDR	2,794,300	11,764,710
PTT PCL, NVDR	22,318,600	27,167,729
Siam Cement PCL (The), NVDR	1,843,100	22,181,034
Siam Commercial Bank PCL (The), NVDR	2,642,500	10,211,295

		163,557,722

Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	8,719,922	12,928,437

United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	10,034,053	29,429,103
Abu Dhabi National Oil Co. for Distribution PJSC	8,527,857	9,574,519
Emirates Telecommunications Group Co. PJSC	3,728,920	35,612,785
First Abu Dhabi Bank PJSC	8,086,547	45,528,864

		120,145,271

Total Common Stocks — 97.6% (Cost: $5,865,549,865)		6,355,405,287

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	8,579,280	33,607,739
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,251,938	17,819,959
Gerdau SA, Preference Shares, NVS	2,158,608	10,706,296
Itau Unibanco Holding SA, Preference Shares, NVS	2,814,960	13,819,071

		75,953,065

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	902,326	7,975,845

Security	Shares	Value

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	8,100	$3,550,292
Samsung Electronics Co. Ltd., Preference Shares, NVS	849,151	46,930,439

		50,480,731

Total Preferred Stocks — 2.1% (Cost: $ 120,898,371)		134,409,641

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	25,569,074	25,574,188

Total Short-Term Investments — 0.4% (Cost: $ 25,569,836)		25,574,188

Total Investments in Securities — 100.1% (Cost: $ 6,012,018,072)		6,515,389,116

Other Assets, Less Liabilities — (0.1)%		(4,122,347)

Net Assets — 100.0%		$6,511,266,769

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$41,185,570	$—	$(15,594,446	)(a)	$(13,582)	$(3,354)	$25,574,188	25,569,074	$600,356	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,140,000	—	(6,140,000	)(a)	—	—	—	—	1,003		—

					$(13,582)	$(3,354)	$25,574,188		$601,359		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	484	03/18/22	$28,447	$(488,507)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments

Futures contracts
Unrealized depreciation on futures contracts(a)	$488,507

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,844,828)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(563,596)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,478,420

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$635,490,214	$5,684,019,764	$35,895,309	$6,355,405,287
Preferred Stocks	7,975,845	126,433,796	—	134,409,641
Money Market Funds	25,574,188	—	—	25,574,188

	$669,040,247	$5,810,453,560	$35,895,309	$6,515,389,116

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(488,507)	$—	$—	$(488,507)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.5%
Ambev SA	2,220,423	$6,516,413
Americanas SA	269,853	1,581,383
Atacadao SA	247,724	913,149
B3 SA - Brasil, Bolsa, Balcao	2,880,666	8,104,422
Banco Bradesco SA	717,076	2,351,902
Banco BTG Pactual SA	554,113	2,752,993
Banco do Brasil SA	409,379	2,767,842
Banco Inter SA	164,145	636,472
Banco Santander Brasil SA	201,460	1,194,102
BB Seguridade Participacoes SA	336,517	1,483,877
BRF SA(a)	311,663	982,845
CCR SA	573,688	1,305,162
Centrais Eletricas Brasileiras SA	153,121	1,033,376
Cia. de Saneamento Basico do Estado de Sao Paulo	162,722	1,305,717
Cia. Siderurgica Nacional SA	322,544	1,587,475
Cosan SA	497,669	2,040,335
Energisa SA	90,286	770,383
Engie Brasil Energia SA	80,508	623,709
Equatorial Energia SA	479,942	2,373,454
Hapvida Participacoes e Investimentos SA(b)	1,904,893	4,458,964
Hypera SA	178,783	1,159,765
JBS SA	336,797	2,359,194
Klabin SA	337,365	1,515,321
Localiza Rent a Car SA	285,409	3,177,271
Lojas Renner SA	454,996	2,248,969
Magazine Luiza SA	1,403,476	1,619,191
Natura & Co. Holding SA(a)	422,619	1,885,918
Petro Rio SA(a)	331,521	1,684,828
Petroleo Brasileiro SA	1,749,159	12,437,250
Raia Drogasil SA	508,681	2,302,869
Rede D’Or Sao Luiz SA(b)	184,209	1,814,637
Rumo SA(a)	607,623	1,820,360
Suzano SA	350,796	3,781,218
Telefonica Brasil SA	238,652	2,340,378
TIM SA	406,520	1,078,289
TOTVS SA	249,781	1,600,154
Ultrapar Participacoes SA	356,716	1,003,210
Vale SA	1,921,270	35,646,623
Vibra Energia SA	556,043	2,532,729
WEG SA	787,543	4,462,051
XP Inc.(a)	1	32

		131,254,232

Chile — 0.5%
Banco de Chile	20,585,108	2,182,477
Banco de Credito e Inversiones SA	22,418	801,432
Banco Santander Chile	33,954,674	1,667,303
Cencosud SA	668,262	1,229,161
Cia. Cervecerias Unidas SA	78,610	623,224
Empresas CMPC SA	498,977	824,386
Empresas COPEC SA	177,198	1,374,659
Enel Americas SA	10,325,429	1,209,019
Enel Chile SA	15,637,529	512,642
Falabella SA	353,756	1,164,137

		11,588,440

China — 0.2%
Silergy Corp.	37,000	4,930,292

Security	Shares	Value

Colombia — 0.2%
Bancolombia SA	121,354	$1,203,367
Ecopetrol SA	2,285,186	1,893,968
Grupo de Inversiones Suramericana SA	66,400	538,856
Interconexion Electrica SA ESP	218,547	1,348,917

		4,985,108

Czech Republic — 0.2%
CEZ AS(c)	76,561	2,915,430
Komercni Banka AS(a)	31,478	1,238,357
Moneta Money Bank AS(b)	184,719	731,395

		4,885,182

Egypt — 0.1%
Commercial International Bank Egypt SAE(a)	739,083	2,251,111
Eastern Co. SAE	247,449	171,075
Fawry for Banking & Payment Technology Services SAE(a)	207,263	127,888

		2,550,074

Greece — 0.3%
Alpha Services and Holdings SA(a)	1,030,566	1,406,248
Eurobank Ergasias Services and Holdings SA, Class A(a)	1,152,616	1,262,611
Hellenic Telecommunications Organization SA	98,444	1,969,074
JUMBO SA	49,390	709,597
OPAP SA	86,240	1,256,924
Public Power Corp. SA(a)	91,338	868,284

		7,472,738

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	196,761	1,534,795
OTP Bank Nyrt(a)	106,828	4,076,471
Richter Gedeon Nyrt	66,116	1,388,217

		6,999,483

India — 18.3%
ACC Ltd.	36,636	1,020,425
Adani Enterprises Ltd.	129,640	2,850,878
Adani Green Energy Ltd.(a)	184,739	4,545,884
Adani Ports & Special Economic Zone Ltd.	244,111	2,308,235
Adani Total Gas Ltd.	130,428	2,749,725
Adani Transmission Ltd.(a)	129,663	3,694,960
Ambuja Cements Ltd.	330,141	1,383,655
Apollo Hospitals Enterprise Ltd.	47,788	3,058,668
Asian Paints Ltd.	180,932	7,646,388
Aurobindo Pharma Ltd.	140,930	1,173,165
Avenue Supermarts Ltd.(a)(b)	77,181	4,465,254
Axis Bank Ltd.(a)	948,801	9,413,195
Bajaj Auto Ltd.	33,937	1,596,995
Bajaj Finance Ltd.	127,828	11,967,923
Bajaj Finserv Ltd.	17,919	3,841,627
Balkrishna Industries Ltd.	42,186	1,025,823
Bandhan Bank Ltd.(b)	283,274	1,158,684
Berger Paints India Ltd.	120,196	1,103,922
Bharat Electronics Ltd.	588,215	1,653,053
Bharat Forge Ltd.	113,342	1,026,734
Bharat Petroleum Corp. Ltd.	424,417	1,979,669
Bharti Airtel Ltd.(a)	1,166,603	10,667,759
Biocon Ltd.(a)	209,534	973,828
Britannia Industries Ltd.	51,412	2,346,710
Cholamandalam Investment and Finance Co. Ltd.	197,010	1,817,520
Cipla Ltd.	229,417	2,823,674
Coal India Ltd.	752,658	1,702,392
Colgate-Palmolive India Ltd.	58,386	1,126,350

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Container Corp. of India Ltd.	123,919	$991,796
Dabur India Ltd.	287,656	2,156,681
Divi’s Laboratories Ltd.	63,285	3,596,581
DLF Ltd.	300,755	1,411,225
Dr. Reddy’s Laboratories Ltd.	55,621	3,003,149
Eicher Motors Ltd.	65,821	2,273,487
GAIL India Ltd.	699,504	1,352,566
Godrej Consumer Products Ltd.(a)	173,514	1,774,515
Godrej Properties Ltd.(a)	59,277	1,187,440
Grasim Industries Ltd.	123,990	2,646,025
Havells India Ltd.	120,836	1,909,018
HCL Technologies Ltd.	512,221	7,702,384
HDFC Asset Management Co. Ltd.(b)	26,299	731,297
HDFC Life Insurance Co. Ltd.(b)	421,425	2,937,721
Hero MotoCorp Ltd.	57,784	1,957,385
Hindalco Industries Ltd.	728,722	5,600,319
Hindustan Petroleum Corp. Ltd.	293,193	1,066,588
Hindustan Unilever Ltd.	389,188	11,254,660
Housing Development Finance Corp. Ltd.	809,453	25,583,409
ICICI Bank Ltd.	2,392,968	23,701,710
ICICI Lombard General Insurance Co. Ltd.(b)	89,057	1,498,938
ICICI Prudential Life Insurance Co. Ltd.(b)	132,374	845,670
Indian Oil Corp. Ltd.	826,506	1,268,598
Indian Railway Catering & Tourism Corp. Ltd.	113,212	1,228,455
Indraprastha Gas Ltd.	146,244	676,167
Indus Towers Ltd.(a)	329,522	945,797
Info Edge India Ltd.	37,083	2,204,356
Infosys Ltd.	1,583,263	36,082,353
InterGlobe Aviation Ltd.(a)(b)	46,422	1,162,126
ITC Ltd.	1,418,636	4,084,828
JSW Steel Ltd.	398,825	3,346,034
Jubilant Foodworks Ltd.	37,798	1,469,560
Kotak Mahindra Bank Ltd.	265,802	6,543,007
Larsen & Toubro Infotech Ltd.(b)	24,619	1,924,145
Larsen & Toubro Ltd.	320,910	7,779,721
Lupin Ltd.	109,044	1,083,297
Mahindra & Mahindra Ltd.	410,476	4,333,256
Marico Ltd.	238,258	1,631,133
Maruti Suzuki India Ltd.	64,027	7,096,340
Mindtree Ltd.	30,535	1,584,488
Motherson Sumi Systems Ltd.	599,654	1,205,628
Motherson Sumi Wiring India Ltd.(a)	584,726	360,625
Mphasis Ltd.	39,418	1,637,632
MRF Ltd.	829	725,379
Muthoot Finance Ltd.	59,882	1,084,908
Nestle India Ltd.	15,649	3,675,242
NTPC Ltd.	2,293,763	4,083,202
Oil & Natural Gas Corp. Ltd.	1,100,103	2,369,363
Page Industries Ltd.	2,628	1,479,285
Petronet LNG Ltd.	372,330	1,068,404
PI Industries Ltd.	40,112	1,320,143
Pidilite Industries Ltd.	67,467	2,159,732
Piramal Enterprises Ltd.	51,905	1,434,940
Power Grid Corp. of India Ltd.	1,462,587	4,072,597
Reliance Industries Ltd.	1,343,606	42,299,001
SBI Cards & Payment Services Ltd.(a)	116,973	1,226,459
SBI Life Insurance Co. Ltd.(b)	215,019	3,040,580
Shree Cement Ltd.	5,292	1,722,834
Shriram Transport Finance Co. Ltd.	97,181	1,460,729
Siemens Ltd.	33,487	1,047,632

Security	Shares	Value

India (continued)
SRF Ltd.	69,186	$2,201,799
State Bank of India	853,236	5,512,079
Sun Pharmaceutical Industries Ltd.	395,544	4,443,314
Tata Consultancy Services Ltd.	435,175	20,614,990
Tata Consumer Products Ltd.	289,970	2,776,578
Tata Motors Ltd.(a)	779,898	4,727,883
Tata Power Co. Ltd. (The)	682,574	2,035,446
Tata Steel Ltd.	339,789	5,563,612
Tech Mahindra Ltd.	296,397	5,580,504
Titan Co. Ltd.	168,507	5,723,592
Torrent Pharmaceuticals Ltd.	22,440	821,284
Trent Ltd.	89,862	1,328,988
UltraTech Cement Ltd.	47,609	4,166,824
United Spirits Ltd.(a)	132,204	1,561,023
UPL Ltd.	236,607	2,102,839
Vedanta Ltd.	526,983	2,682,176
Wipro Ltd.	643,772	4,760,530
Yes Bank Ltd.(a)	5,434,201	960,018
Zomato Ltd.(a)	741,792	792,477

		436,579,591

Indonesia — 2.5%
Adaro Energy Tbk PT	6,210,300	1,064,020
Aneka Tambang Tbk	3,986,500	621,090
Astra International Tbk PT	9,296,600	3,770,096
Bank Central Asia Tbk PT	25,894,400	14,619,090
Bank Jago Tbk PT(a)	1,837,900	2,079,160
Bank Mandiri Persero Tbk PT	8,929,300	4,827,546
Bank Negara Indonesia Persero Tbk PT	3,576,000	2,003,681
Bank Rakyat Indonesia Persero Tbk PT	32,298,471	10,327,764
Barito Pacific Tbk PT	13,202,900	823,270
Charoen Pokphand Indonesia Tbk PT	3,496,300	1,415,725
Gudang Garam Tbk PT	236,400	518,050
Indah Kiat Pulp & Paper Tbk PT	1,329,600	751,379
Indocement Tunggal Prakarsa Tbk PT	718,500	550,431
Indofood CBP Sukses Makmur Tbk PT	1,111,500	658,881
Indofood Sukses Makmur Tbk PT	2,014,100	871,156
Kalbe Farma Tbk PT	9,353,600	1,070,973
Merdeka Copper Gold Tbk PT(a)	5,486,400	1,485,582
Sarana Menara Nusantara Tbk PT	10,539,400	762,148
Semen Indonesia Persero Tbk PT	1,446,500	730,672
Telkom Indonesia Persero Tbk PT	23,260,200	7,022,554
Tower Bersama Infrastructure Tbk PT	3,751,700	771,535
Unilever Indonesia Tbk PT	3,614,500	930,105
United Tractors Tbk PT	809,900	1,413,263

		59,088,171

Kuwait — 1.0%
Agility Public Warehousing Co. KSC	600,345	2,043,173
Boubyan Bank KSCP(a)	590,596	1,607,857
Kuwait Finance House KSCP	2,214,449	6,927,262
Mabanee Co. KPSC(a)	246,609	690,635
Mobile Telecommunications Co. KSCP	1,104,002	2,263,456
National Bank of Kuwait SAKP	3,150,819	11,045,077

		24,577,460

Malaysia — 2.2%
AMMB Holdings Bhd(a)	960,600	770,395
Axiata Group Bhd	1,472,600	1,378,425
CIMB Group Holdings Bhd	3,180,400	4,332,321
Dialog Group Bhd	1,962,300	1,322,029
DiGi.Com Bhd	1,615,700	1,561,985

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Fraser & Neave Holdings Bhd	18,400	$99,045
Genting Bhd	1,058,800	1,173,633
Genting Malaysia Bhd	1,475,700	1,056,184
HAP Seng Consolidated Bhd(c)	222,700	402,064
Hartalega Holdings Bhd	814,200	895,940
Hong Leong Bank Bhd	344,600	1,649,759
Hong Leong Financial Group Bhd	55,200	254,011
IHH Healthcare Bhd	873,500	1,370,413
Inari Amertron Bhd	1,468,100	1,136,710
IOI Corp. Bhd	1,302,100	1,430,753
Kuala Lumpur Kepong Bhd	211,100	1,307,276
Malayan Banking Bhd	2,137,300	4,465,798
Malaysia Airports Holdings Bhd(a)	533,744	781,833
Maxis Bhd	1,276,800	1,224,118
MISC Bhd	685,900	1,203,034
Nestle Malaysia Bhd	24,400	779,739
Petronas Chemicals Group Bhd	1,114,800	2,535,748
Petronas Dagangan Bhd	127,400	653,007
Petronas Gas Bhd	326,400	1,355,017
PPB Group Bhd	284,940	1,217,536
Press Metal Aluminium Holdings Bhd	1,544,600	2,512,711
Public Bank Bhd	6,994,100	7,428,051
QL Resources Bhd	308,200	363,365
RHB Bank Bhd	944,500	1,331,080
Sime Darby Bhd	1,469,400	795,737
Sime Darby Plantation Bhd	849,500	996,666
Telekom Malaysia Bhd	591,700	713,112
Tenaga Nasional Bhd	1,014,300	2,217,249
Top Glove Corp. Bhd	2,496,900	1,219,160
Westports Holdings Bhd	244,700	227,885

		52,161,789

Mexico — 3.1%
Alfa SAB de CV, Class A	1,422,600	1,065,509
America Movil SAB de CV, Series L, NVS	14,475,900	13,082,804
Arca Continental SAB de CV	202,700	1,337,280
Becle SAB de CV	224,600	563,227
Cemex SAB de CV, NVS(a)	7,084,500	3,638,931
Coca-Cola Femsa SAB de CV	247,900	1,361,447
Fibra Uno Administracion SA de CV	1,521,000	1,714,012
Fomento Economico Mexicano SAB de CV	912,900	7,355,885
Gruma SAB de CV, Class B	101,225	1,372,846
Grupo Aeroportuario del Pacifico SAB de CV, Class B	173,400	2,522,220
Grupo Aeroportuario del Sureste SAB de CV, Class B	100,215	2,167,190
Grupo Bimbo SAB de CV, Series A	724,300	2,230,438
Grupo Carso SAB de CV, Series A1	189,200	576,163
Grupo Financiero Banorte SAB de CV, Class O	1,225,900	8,292,378
Grupo Financiero Inbursa SAB de CV, Class O(a)	1,018,600	1,660,118
Grupo Mexico SAB de CV, Series B	1,473,800	7,560,772
Grupo Televisa SAB de CV, CPO	1,140,000	2,443,533
Industrias Penoles SAB de CV	70,255	876,841
Kimberly-Clark de Mexico SAB de CV, Class A	735,000	1,031,390
Megacable Holdings SAB de CV, CPO	136,800	402,899
Orbia Advance Corp. SAB de CV	504,700	1,289,288
Promotora y Operadora de Infraestructura SABde CV	113,825	890,104
Telesites SAB de CV	612,500	679,160

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	2,437,300	$9,270,332

		73,384,767

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR(a)	104,245	1,032,025
Credicorp Ltd.	31,907	4,825,934
Southern Copper Corp.	39,823	2,763,318

		8,621,277

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	961,150	1,122,935
AC Energy Corp.	3,680,400	610,170
Ayala Corp.	131,930	2,187,254
Ayala Land Inc.	3,976,200	3,031,201
Bank of the Philippine Islands	777,580	1,519,710
BDO Unibank Inc.	961,740	2,437,207
Globe Telecom Inc.	11,980	601,957
GT Capital Holdings Inc.	49,624	561,978
International Container Terminal Services Inc.	445,780	1,831,115
JG Summit Holdings Inc.	1,505,540	1,778,271
Jollibee Foods Corp.	219,640	1,032,441
Manila Electric Co.	78,820	567,165
Metro Pacific Investments Corp.	7,266,600	549,864
Metropolitan Bank & Trust Co.	885,037	985,676
Monde Nissin Corp.(a)(b)	2,164,200	697,339
PLDT Inc.	35,120	1,232,317
SM Investments Corp.	122,365	2,128,917
SM Prime Holdings Inc.	4,878,000	3,807,237
Universal Robina Corp.	340,310	796,513

		27,479,267

Poland — 1.0%
Allegro.eu SA(a)(b)	166,346	1,239,708
Bank Polska Kasa Opieki SA	87,571	2,402,424
CD Projekt SA	33,448	1,328,543
Cyfrowy Polsat SA	134,546	872,402
Dino Polska SA(a)(b)	23,355	1,642,251
KGHM Polska Miedz SA	63,406	2,489,762
LPP SA	502	1,032,434
mBank SA(a)	7,252	708,752
Orange Polska SA(a)	322,668	598,758
PGE Polska Grupa Energetyczna SA(a)	409,705	794,760
Polski Koncern Naftowy ORLEN SA	141,841	2,395,954
Polskie Gornictwo Naftowe i Gazownictwo SA	820,511	1,081,359
Powszechna Kasa Oszczednosci Bank Polski SA(a)	412,433	3,963,699
Powszechny Zaklad Ubezpieczen SA	286,639	2,150,552
Santander Bank Polska SA	17,954	1,345,909

		24,047,267

Qatar — 1.3%
Barwa Real Estate Co.	656,706	653,248
Commercial Bank PSQC (The)	930,397	1,764,643
Industries Qatar QSC	730,005	3,660,099
Masraf Al Rayan QSC(a)	2,127,469	2,914,581
Mesaieed Petrochemical Holding Co.	2,180,903	1,595,763
Ooredoo QPSC	464,900	977,644
Qatar Electricity & Water Co. QSC	225,352	1,112,645
Qatar Fuel QSC	182,282	928,966
Qatar Gas Transport Co. Ltd.	1,151,918	1,190,655
Qatar International Islamic Bank QSC	306,038	860,272
Qatar Islamic Bank SAQ	562,744	3,251,848
Qatar National Bank QPSC	2,114,961	12,661,208

		31,571,572

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.9%
Alrosa PJSC(d)	1,271,273	$370,312
Gazprom PJSC(d)	5,613,440	4,525,182
Inter RAO UES PJSC(d)	19,580,300	189,014
LUKOIL PJSC(d)	197,285	3,443,708
Magnit PJSC, GDR	133,326	211,607
MMC Norilsk Nickel PJSC(d)	29,789	2,017,976
Mobile TeleSystems PJSC, ADR	209,440	1,151,920
Moscow Exchange MICEX-RTS PJSC(d)	631,870	212,673
Novatek PJSC, GDR	43,315	1,668,585
Novolipetsk Steel PJSC(d)	785,210	498,674
Ozon Holdings PLC, ADR(a)(d)	539	1,977
PhosAgro PJSC, GDR	67,667	413,980
Polymetal International PLC(d)	137,561	417,198
Polyus PJSC(d)	13,397	504,776
Rosneft Oil Co. PJSC(d)	532,936	555,976
Sberbank of Russia PJSC(d)	4,933,827	2,180,843
Severstal PAO(d)	109,143	521,249
Surgutneftegas PJSC(d)	3,671,000	277,218
Tatneft PJSC(d)	685,605	870,602
TCS Group Holding PLC, GDR(d)	58,085	668,918
United Co. RUSAL International PJSC(a)(d)	1,500,930	316,722
VK Co. Ltd.(a)(d)	873	887
VTB Bank PJSC(d)	1,160,968,000	77,582
X5 Retail Group NV, GDR(d)	67,732	291,359
Yandex NV(a)(d)	149,219	975,464

		22,364,402

Saudi Arabia — 5.9%
Abdullah Al Othaim Markets Co.	24,442	726,957
Advanced Petrochemical Co.	50,284	1,008,847
Al Rajhi Bank	574,928	24,665,394
Alinma Bank	441,775	4,188,941
Almarai Co. JSC	125,580	1,683,700
Arab National Bank	297,131	2,221,298
Bank AlBilad(a)	174,532	2,746,716
Bank Al-Jazira	179,264	1,288,027
Banque Saudi Fransi	282,092	4,006,451
Bupa Arabia for Cooperative Insurance Co.	29,372	1,273,674
Co for Cooperative Insurance (The)	33,967	713,879
Dar Al Arkan Real Estate Development Co.(a)	220,021	642,894
Dr Sulaiman Al Habib Medical Services Group Co.	24,236	1,108,307
Emaar Economic City(a)	188,387	624,210
Etihad Etisalat Co.(a)	183,621	1,711,391
Jarir Marketing Co.	28,509	1,591,795
Mobile Telecommunications Co.(a)	179,092	643,289
Mouwasat Medical Services Co.	23,340	1,294,716
National Industrialization Co.(a)	149,832	907,641
National Petrochemical Co.	55,054	664,369
Rabigh Refining & Petrochemical Co.(a)	104,507	686,064
Riyad Bank(a)	648,744	6,149,071
SABIC Agri-Nutrients Co.	100,608	4,286,692
Sahara International Petrochemical Co.	168,033	2,101,781
Saudi Arabian Mining Co.(a)	203,124	5,798,489
Saudi Arabian Oil Co.(b)	1,011,049	11,217,088
Saudi Basic Industries Corp.	421,471	14,050,712
Saudi British Bank (The)(a)	390,554	4,040,882
Saudi Cement Co.	2,004	29,786
Saudi Electricity Co.	391,358	2,888,473
Saudi Industrial Investment Group	103,761	979,702
Saudi Kayan Petrochemical Co.(a)	338,927	1,852,902
Saudi National Bank (The)	1,037,082	18,892,353

Security	Shares	Value

Saudi Arabia (continued)
Saudi Research & Media Group(a)	16,902	$1,126,289
Saudi Telecom Co.	284,192	8,671,057
Savola Group (The)	131,141	1,188,090
Yanbu National Petrochemical Co.	119,472	2,192,992

		139,864,919

South Africa — 5.5%
Absa Group Ltd.	345,535	3,969,453
African Rainbow Minerals Ltd.	37,505	667,449
Anglo American Platinum Ltd.	25,029	3,906,648
AngloGold Ashanti Ltd.	198,398	4,641,897
Aspen Pharmacare Holdings Ltd.	181,308	2,370,078
Bid Corp. Ltd.	155,895	3,167,326
Bidvest Group Ltd (The)	131,312	1,799,146
Capitec Bank Holdings Ltd.	38,264	5,166,125
Clicks Group Ltd.	114,376	2,223,735
Discovery Ltd.(a)	209,700	2,147,546
Exxaro Resources Ltd.	117,742	1,518,725
FirstRand Ltd.	2,350,075	10,118,613
Gold Fields Ltd.	422,288	5,879,839
Growthpoint Properties Ltd.	1,567,387	1,365,937
Harmony Gold Mining Co. Ltd.	268,586	1,147,021
Impala Platinum Holdings Ltd.	385,277	7,348,921
Kumba Iron Ore Ltd.	28,324	1,119,613
Mr. Price Group Ltd.	122,100	1,664,554
MTN Group Ltd.(a)	798,531	9,967,699
MultiChoice Group	182,079	1,492,275
Naspers Ltd., Class N	102,179	12,867,458
Nedbank Group Ltd.	219,593	3,121,752
NEPI Rockcastle PLC	208,010	1,329,416
Northam Platinum Holdings Ltd.(a)	161,539	2,608,262
Old Mutual Ltd.	2,279,747	1,868,129
Pepkor Holdings Ltd.(b)	631,618	901,651
Rand Merchant Investment Holdings Ltd.	380,204	1,196,278
Reinet Investments SCA	65,342	1,347,019
Remgro Ltd.	244,101	2,218,241
Sanlam Ltd.	875,993	3,691,553
Sasol Ltd.(a)	265,676	6,095,920
Shoprite Holdings Ltd.	239,225	3,568,345
Sibanye Stillwater Ltd.	1,264,664	5,966,212
SPAR Group Ltd (The)	91,910	980,772
Standard Bank Group Ltd.	617,991	6,548,239
Tiger Brands Ltd.	83,719	889,336
Vodacom Group Ltd.	294,698	2,836,729
Woolworths Holdings Ltd.	477,211	1,571,308

		131,289,220

South Korea — 17.2%
Alteogen Inc.(a)(c)	12,969	584,129
Amorepacific Corp.(c)	15,225	2,350,142
AMOREPACIFIC Group	15,591	636,992
BGF retail Co. Ltd.	3,888	550,799
Celltrion Healthcare Co. Ltd.	40,700	2,164,735
Celltrion Inc.	46,427	6,197,071
Celltrion Pharm Inc.(a)	8,013	589,579
Cheil Worldwide Inc.	30,326	570,187
CJ CheilJedang Corp.	4,096	1,297,430
CJ Corp.	6,537	460,502
CJ ENM Co. Ltd.	5,280	576,172
CJ Logistics Corp.(a)	4,574	474,240
Coway Co. Ltd.	26,664	1,601,407

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
DB Insurance Co. Ltd.	21,668	$1,113,721
Doosan Bobcat Inc.	24,454	784,848
Doosan Heavy Industries & Construction Co. Ltd.(a)	161,903	2,838,746
Douzone Bizon Co. Ltd.	1,009	40,861
Ecopro BM Co. Ltd.	5,186	1,641,119
E-MART Inc.	9,722	1,060,226
F&F Co. Ltd./New(a)	1,517	1,133,863
Green Cross Corp.	2,827	430,151
GS Engineering & Construction Corp.	31,333	1,126,079
GS Holdings Corp.	16,714	558,900
Hana Financial Group Inc.	141,904	5,765,252
Hankook Tire & Technology Co. Ltd.	36,085	1,063,180
Hanmi Pharm Co. Ltd.(a)	3,479	770,598
Hanon Systems	91,986	890,813
Hanwha Solutions Corp.(a)	59,513	1,691,925
HLB Inc.(a)	43,318	1,134,989
HMM Co. Ltd.(a)	125,439	3,038,543
Hotel Shilla Co. Ltd.	14,629	988,728
HYBE Co. Ltd.(a)	7,841	1,905,247
Hyundai Engineering & Construction Co. Ltd.	37,538	1,367,592
Hyundai Glovis Co. Ltd.	9,044	1,334,129
Hyundai Heavy Industries Holdings Co. Ltd.	23,415	1,008,235
Hyundai Mobis Co. Ltd.	31,154	5,849,661
Hyundai Motor Co.	66,267	9,750,971
Hyundai Steel Co.	41,499	1,384,028
Iljin Materials Co. Ltd.	10,962	839,105
Industrial Bank of Korea	105,257	945,582
Kakao Corp.	146,526	11,604,386
Kakao Games Corp.(a)(c)	14,061	873,632
KakaoBank Corp.(a)	45,294	1,828,683
Kangwon Land Inc.(a)	41,695	927,380
KB Financial Group Inc.	187,031	9,227,070
Kia Corp.	123,410	7,650,842
Korea Aerospace Industries Ltd.(a)	32,846	1,021,901
Korea Electric Power Corp.(a)	121,034	2,345,555
Korea Investment Holdings Co. Ltd.(a)	20,219	1,343,253
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	18,381	1,362,693
Korea Zinc Co. Ltd.	4,086	1,874,005
Korean Air Lines Co. Ltd.(a)	81,164	1,999,632
Krafton Inc.(a)	10,378	2,574,622
KT&G Corp.	52,772	3,508,100
Kumho Petrochemical Co. Ltd.(a)	8,643	1,166,033
L&F Co. Ltd.(a)	10,574	1,739,798
LG Chem Ltd.	21,706	10,300,454
LG Corp.	40,958	2,574,219
LG Display Co. Ltd.	110,746	1,741,636
LG Electronics Inc.	50,086	5,228,796
LG Energy Solution(a)	9,938	3,405,378
LG Household & Health Care Ltd.	4,498	3,568,908
LG Innotek Co. Ltd.	6,760	1,866,116
LG Uplus Corp.	103,337	1,135,090
Lotte Chemical Corp.	8,278	1,525,633
Lotte Shopping Co. Ltd.	5,857	418,499
Meritz Financial Group Inc.	15,730	482,098
Meritz Fire & Marine Insurance Co. Ltd.	19,822	677,577
Meritz Securities Co. Ltd.	115,670	566,432
Mirae Asset Securities Co. Ltd.	137,133	1,011,958
NAVER Corp.	57,899	15,427,606
NCSoft Corp.	7,736	2,865,762

Security	Shares	Value

South Korea (continued)
Netmarble Corp.(b)	10,207	$877,067
NH Investment & Securities Co. Ltd.(a)	81,045	784,267
Orion Corp./Republic of Korea	12,154	930,076
Pan Ocean Co. Ltd.	130,529	720,311
Pearl Abyss Corp.(a)	14,135	1,133,670
POSCO	34,929	8,310,438
POSCO Chemical Co. Ltd.	14,778	1,415,573
S-1 Corp.	4,376	254,742
Samsung Biologics Co. Ltd.(a)(b)	7,814	5,083,421
Samsung C&T Corp.	40,061	3,699,859
Samsung Electro-Mechanics Co. Ltd.	26,738	3,738,192
Samsung Electronics Co. Ltd.	2,247,380	135,412,234
Samsung Engineering Co. Ltd.(a)	74,720	1,459,660
Samsung Fire & Marine Insurance Co. Ltd.	14,247	2,265,566
Samsung Heavy Industries Co. Ltd.(a)	295,168	1,438,877
Samsung Life Insurance Co. Ltd.	33,756	1,687,784
Samsung SDI Co. Ltd.	25,881	11,927,001
Samsung SDS Co. Ltd.	16,864	1,979,801
Samsung Securities Co. Ltd.	29,840	1,057,584
SD Biosensor Inc.	17,484	793,967
Seegene Inc.	17,222	738,135
Shinhan Financial Group Co. Ltd.	207,089	6,737,795
SK Biopharmaceuticals Co. Ltd.(a)	12,971	920,683
SK Bioscience Co. Ltd.(a)	10,778	1,319,860
SK Chemicals Co. Ltd.	5,338	560,747
SK Hynix Inc.	257,209	26,815,196
SK IE Technology Co. Ltd.(a)(b)	10,760	1,117,505
SK Inc.	19,756	3,773,592
SK Innovation Co. Ltd.(a)	23,906	4,035,716
SK Square Co. Ltd.(a)	41,191	1,911,638
SK Telecom Co. Ltd.	6,895	314,640
SKC Co. Ltd.	9,477	1,102,118
S-Oil Corp.	21,457	1,528,154
Woori Financial Group Inc.	221,147	2,645,271
Yuhan Corp.	24,987	1,214,073

		412,059,437

Taiwan — 23.7%
Accton Technology Corp.	229,000	2,076,702
Acer Inc.	1,353,000	1,404,182
Advantech Co. Ltd.	172,299	2,268,921
Airtac International Group	63,439	2,110,114
ASE Technology Holding Co. Ltd.	1,550,000	5,602,177
Asia Cement Corp.	1,027,000	1,659,895
ASMedia Technology Inc.	13,000	804,808
Asustek Computer Inc.	322,000	4,295,633
AU Optronics Corp.	3,908,000	2,925,829
Catcher Technology Co. Ltd.	314,000	1,611,702
Cathay Financial Holding Co. Ltd.	3,815,063	8,578,686
Chailease Holding Co. Ltd.	627,939	5,698,867
Chang Hwa Commercial Bank Ltd.	1,994,974	1,266,577
Cheng Shin Rubber Industry Co. Ltd.	860,000	1,100,198
China Development Financial Holding Corp.	7,106,920	4,866,922
China Steel Corp.	5,615,000	7,301,490
Chunghwa Telecom Co. Ltd.	1,816,000	8,071,424
Compal Electronics Inc.	1,982,000	1,805,625
CTBC Financial Holding Co. Ltd.	8,635,000	8,440,518
Delta Electronics Inc.	915,000	8,154,578
E Ink Holdings Inc.	402,000	2,166,498
E.Sun Financial Holding Co Ltd.	5,692,772	6,017,560
Eclat Textile Co. Ltd.	88,000	1,824,080

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
eMemory Technology Inc.	30,000	$2,024,617
Evergreen Marine Corp. Taiwan Ltd.	1,197,000	6,288,148
Far Eastern New Century Corp.	1,377,000	1,459,680
Far EasTone Telecommunications Co. Ltd.	691,000	1,709,072
Feng TAY Enterprise Co. Ltd.	193,000	1,438,691
First Financial Holding Co. Ltd.	4,845,457	4,461,394
Formosa Chemicals & Fibre Corp.	1,702,000	4,825,294
Formosa Petrochemical Corp.	517,000	1,818,591
Formosa Plastics Corp.	1,779,000	6,717,531
Foxconn Technology Co. Ltd.	436,000	1,003,564
Fubon Financial Holding Co. Ltd.	3,523,230	9,512,946
Giant Manufacturing Co. Ltd.	137,000	1,422,307
Globalwafers Co. Ltd.	99,000	2,450,489
Hiwin Technologies Corp.	124,800	1,191,536
Hon Hai Precision Industry Co. Ltd.	5,878,200	21,834,915
Hotai Motor Co. Ltd.	137,600	3,115,462
Hua Nan Financial Holdings Co. Ltd.	4,304,035	3,412,799
Innolux Corp.	4,537,000	2,760,825
Inventec Corp.	1,257,000	1,160,839
Largan Precision Co. Ltd.	46,000	3,342,949
Lite-On Technology Corp.	939,000	2,308,888
MediaTek Inc.	712,000	28,135,269
Mega Financial Holding Co. Ltd.	5,173,000	6,971,139
Micro-Star International Co. Ltd.	301,000	1,696,670
momo.com Inc.	20,000	711,981
Nan Ya Plastics Corp.	2,496,000	7,872,383
Nan Ya Printed Circuit Board Corp.	103,000	1,972,410
Nanya Technology Corp.	597,000	1,671,839
Nien Made Enterprise Co. Ltd.	76,000	985,245
Novatek Microelectronics Corp.	267,000	4,426,450
Oneness Biotech Co. Ltd.(a)	104,000	918,138
Parade Technologies Ltd.	35,000	2,416,458
Pegatron Corp.	965,000	2,391,807
Pou Chen Corp.	995,000	1,147,447
President Chain Store Corp.	250,000	2,336,127
Quanta Computer Inc.	1,262,000	4,219,997
Realtek Semiconductor Corp.	217,000	3,577,887
Ruentex Development Co. Ltd.	506,400	1,307,538
Shanghai Commercial & Savings Bank Ltd/The	1,767,437	2,911,404
Shin Kong Financial Holding Co. Ltd.	6,063,897	2,459,119
SinoPac Financial Holdings Co. Ltd.	4,998,259	3,069,236
Synnex Technology International Corp.	629,000	1,628,460
Taishin Financial Holding Co. Ltd.	5,070,886	3,553,805
Taiwan Cement Corp.	2,395,983	4,067,476
Taiwan Cooperative Financial Holding Co. Ltd.	4,413,831	4,187,329
Taiwan High Speed Rail Corp.	898,000	950,418
Taiwan Mobile Co. Ltd.	752,000	2,780,814
Taiwan Semiconductor Manufacturing Co. Ltd.	11,577,000	248,900,361
Unimicron Technology Corp.	567,000	5,271,850
Uni-President Enterprises Corp.	2,363,000	5,685,123
United Microelectronics Corp.	5,541,000	10,441,190
Vanguard International Semiconductor Corp.	428,000	1,942,420
Voltronic Power Technology Corp.	27,000	1,402,197
Wan Hai Lines Ltd.	283,100	1,928,323
Win Semiconductors Corp.	155,000	1,696,898
Winbond Electronics Corp.	1,425,000	1,716,115
Wiwynn Corp.	36,000	1,285,762
WPG Holdings Ltd.	682,520	1,362,111
Yageo Corp.	205,000	3,363,385
Yang Ming Marine Transport Corp.(a)	814,000	3,440,368

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	4,815,320	$4,301,490
Zhen Ding Technology Holding Ltd.	312,000	1,034,838

		566,452,800

Thailand — 2.7%
Advanced Info Service PCL, NVDR	540,100	3,801,935
Airports of Thailand PCL, NVDR(a)	2,004,400	3,960,158
Asset World Corp. PCL, NVDR(a)(c)	4,019,400	592,143
B Grimm Power PCL, NVDR(c)	401,100	425,550
Bangkok Commercial Asset Management PCL, NVDR(c)	912,400	614,244
Bangkok Dusit Medical Services PCL, NVDR	4,567,600	3,320,933
Bangkok Expressway & Metro PCL, NVDR	3,696,500	1,010,703
Berli Jucker PCL, NVDR	638,300	656,341
BTS Group Holdings PCL, NVDR	3,917,500	1,141,953
Bumrungrad Hospital PCL, NVDR	228,200	1,075,347
Carabao Group PCL, NVDR(c)	129,100	422,668
Central Pattana PCL, NVDR	978,900	1,664,650
Central Retail Corp. PCL, NVDR	889,400	1,045,800
Charoen Pokphand Foods PCL, NVDR	1,869,800	1,448,751
CP ALL PCL, NVDR	2,751,200	5,747,851
Delta Electronics Thailand PCL, NVDR	143,100	1,791,655
Electricity Generating PCL, NVDR	92,600	510,075
Energy Absolute PCL, NVDR(c)	691,400	2,020,713
Global Power Synergy PCL, NVDR	315,100	727,371
Gulf Energy Development PCL, NVDR	1,388,800	2,159,212
Home Product Center PCL, NVDR	2,929,700	1,371,916
Indorama Ventures PCL, NVDR	790,300	1,094,919
Intouch Holdings PCL, NVDR	538,050	1,251,153
Krung Thai Bank PCL, NVDR	1,133,800	487,792
Krungthai Card PCL, NVDR	427,200	831,332
Land & Houses PCL, NVDR	3,486,100	1,026,662
Minor International PCL, NVDR(a)	1,505,000	1,425,308
Muangthai Capital PCL, NVDR	375,100	594,100
Osotspa PCL, NVDR	617,200	668,098
PTT Exploration & Production PCL, NVDR	611,900	2,576,254
PTT Global Chemical PCL, NVDR	1,055,000	1,719,298
PTT Oil & Retail Business PCL, NVDR	1,528,000	1,210,801
PTT PCL, NVDR	4,684,000	5,701,686
Ratch Group PCL, NVDR	414,000	583,832
SCG Packaging PCL, NVDR	613,000	1,152,999
Siam Cement PCL (The), NVDR	365,700	4,401,066
Siam Commercial Bank PCL (The), NVDR	400,800	1,548,794
Sri Trang Gloves Thailand PCL, NVDR(c)	532,000	419,250
Srisawad Corp. PCL, NVDR	370,400	657,579
Thai Oil PCL, NVDR	573,500	953,374
Thai Union Group PCL, NVDR	1,387,700	866,383
True Corp. PCL, NVDR(c)	5,377,600	826,630

		65,507,279

Turkey — 0.4%
Akbank TAS	1,514,849	773,221
Aselsan Elektronik Sanayi Ve Ticaret AS	348,979	560,777
BIM Birlesik Magazalar AS	211,180	1,115,389
Eregli Demir ve Celik Fabrikalari TAS	612,449	1,375,330
Ford Otomotiv Sanayi AS	34,942	680,650
KOC Holding AS	384,439	878,860
Turkcell Iletisim Hizmetleri AS	570,314	845,566
Turkiye Garanti Bankasi AS	1,124,615	900,326
Turkiye Is Bankasi AS, Class C	704,332	407,822
Turkiye Petrol Rafinerileri AS(a)	56,691	790,137

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	559,329	$500,316

		8,828,394

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	1,299,816	3,812,260
Abu Dhabi Islamic Bank PJSC	683,371	1,648,655
Abu Dhabi National Oil Co. for Distribution PJSC	1,105,781	1,241,498
Aldar Properties PJSC	1,887,805	2,157,495
Dubai Islamic Bank PJSC	1,373,687	2,282,956
Emaar Properties PJSC	1,815,900	2,515,377
Emirates NBD Bank PJSC	1,237,953	4,829,304
Emirates Telecommunications Group Co. PJSC	1,636,425	15,628,561
First Abu Dhabi Bank PJSC	2,056,205	11,576,842

		45,692,948

Total Common Stocks — 96.4% (Cost: $2,339,923,362)		2,304,236,109

Preferred Stocks

Brazil — 1.9%
Alpargatas SA, Preference Shares, NVS	90,052	448,385
Banco Bradesco SA, Preference Shares, NVS	2,264,060	8,869,035
Braskem SA, Class A, Preference Shares, NVS	88,703	831,199
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	117,318	779,198
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	505,297	1,241,650
Gerdau SA, Preference Shares, NVS	533,134	2,644,246
Itau Unibanco Holding SA, Preference Shares, NVS	2,282,893	11,207,073
Itausa SA, Preference Shares, NVS	2,135,104	4,134,880
Petroleo Brasileiro SA, Preference Shares, NVS	2,237,329	14,706,985

		44,862,651

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	63,628	4,225,655

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	213,347	1,885,818

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	3,036,700	326,055

South Korea — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	8,508	624,034
Series 2, Preference Shares, NVS	17,058	1,261,875
LG Chem Ltd., Preference Shares, NVS	3,298	747,490

Security	Shares	Value

South Korea (continued)
LG Household & Health Care Ltd., Preference Shares, NVS	548	$240,193
Samsung Electronics Co. Ltd., Preference Shares, NVS	385,495	21,305,338

		24,178,930

Total Preferred Stocks — 3.2% (Cost: $75,029,830)		75,479,109

Rights

Brazil — 0.0%
Americanas SA (Expires 03/03/22)(a)	4,992	6,560

South Korea — 0.0%
Samsung Biologics Co. Ltd. (Expires 04/08/22)(a)	518	60,280

Total Rights — 0.0% (Cost: $0)		66,840

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	12,937,350	12,939,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	4,450,000	4,450,000

		17,389,937

Total Short-Term Investments — 0.7% (Cost: $17,390,187)		17,389,937

Total Investments in Securities — 100.3% (Cost: $2,432,343,379)		2,397,171,995

Other Assets, Less Liabilities — (0.3)%		(6,091,722)

Net Assets — 100.0%		$2,391,080,273

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,479,242	$7,463,585	(a)	$—	$(2,640)	$(250)	$12,939,937	12,937,350	$133,858	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,450,000	(a)	—	—	—	4,450,000	4,450,000	134		—

					$(2,640)	$(250)	$17,389,937		$133,992		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	120	03/18/22	$7,053	$(214,466)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$214,466

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$90,316

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(359,146)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,187,483

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets ex China ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$212,037,455	$2,073,280,344	$18,918,310	$2,304,236,109
Preferred Stocks	1,885,818	73,267,236	326,055	75,479,109
Rights	—	66,840	—	66,840
Money Market Funds	17,389,937	—	—	17,389,937

	$231,313,210	$2,146,614,420	$19,244,365	$2,397,171,995

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(214,466)	$—	$—	$(214,466)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	679,115	$3,074,448

China — 28.1%
360 Security Technology Inc., Class A(a)	4,029,200	6,706,760
51job Inc., ADR(a)	55,142	2,856,356
Addsino Co. Ltd., Class A	831,000	1,980,592
Agricultural Bank of China Ltd., Class A	19,412,098	9,170,996
Agricultural Bank of China Ltd., Class H	75,375,000	28,545,949
Alibaba Group Holding Ltd.(a)	1,703,468	22,424,238
Anhui Gujing Distillery Co. Ltd., Class B	1,016,589	14,906,109
ANTA Sports Products Ltd.	574,800	8,779,036
Apeloa Pharmaceutical Co. Ltd., Class A	652,400	2,929,025
Bank of China Ltd., Class A	19,447,200	9,550,638
Bank of China Ltd., Class H	127,194,000	49,516,839
Bank of Communications Co. Ltd., Class A	13,568,274	10,285,666
Bank of Communications Co. Ltd., Class H	8,492,000	5,821,515
Bank of Ningbo Co. Ltd., Class A	469,865	2,841,061
Bank of Shanghai Co. Ltd., Class A	3,289,184	3,645,571
BeiGene Ltd., ADR(a)(b)	40,517	8,529,638
Beijing Capital International Airport Co. Ltd., Class H(a)	7,456,000	4,775,638
Beijing Sinnet Technology Co. Ltd., Class A	869,973	2,072,175
Beijing Tiantan Biological Products Corp. Ltd., Class A	743,195	3,228,158
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	5,739,400	4,702,104
BOE Technology Group Co. Ltd., Class A	4,233,500	3,159,630
BYD Co. Ltd., Class H	240,500	7,452,456
CGN Power Co. Ltd., Class H(c)	45,785,000	12,980,551
Changchun High & New Technology Industry Group Inc., Class A	102,200	2,965,530
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	719,300	1,789,968
China CITIC Bank Corp. Ltd., Class H	14,368,000	6,751,712
China Conch Venture Holdings Ltd.	2,235,000	10,755,352
China Construction Bank Corp., Class A	5,409,884	5,175,699
China Construction Bank Corp., Class H	11,436,000	8,576,595
China Feihe Ltd.(c)	2,922,000	3,486,704
China Gas Holdings Ltd.	1,563,200	2,470,438
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	28
China Life Insurance Co. Ltd., Class H	1,212,000	2,007,835
China Mengniu Dairy Co. Ltd.	2,822,000	18,349,822
China Merchants Bank Co. Ltd., Class H	1,540,500	12,985,346
China Minsheng Banking Corp. Ltd., Class A	3,129,954	1,939,758
China National Medicines Corp. Ltd., Class A	417,300	1,841,866
China Petroleum & Chemical Corp., Class H	7,134,000	3,549,070
China Resources Beer Holdings Co. Ltd.	3,196,000	25,342,368
China Resources Gas Group Ltd.	2,186,000	10,040,275
China Shenhua Energy Co. Ltd., Class H	1,328,500	3,661,325
China Tourism Group Duty Free Corp. Ltd., Class A	429,081	13,858,840
China Tower Corp. Ltd., Class H(c)	181,440,000	21,147,467
China TransInfo Technology Co. Ltd., Class A	890,516	1,967,428
China United Network Communications Ltd., Class A	17,453,800	10,574,539
China Yangtze Power Co. Ltd., Class A	13,071,072	48,089,951
China Zhenhua Group Science & Technology Co. Ltd., Class A	126,200	2,352,214
Chongqing Zhifei Biological Products Co. Ltd., Class A	138,300	2,830,456
CSPC Pharmaceutical Group Ltd.	2,440,000	2,892,285
Daan Gene Co Ltd., Class A	791,400	2,326,542
Dali Foods Group Co. Ltd.(c)	3,724,000	1,961,365
DHC Software Co. Ltd., Class A	1,706,800	2,237,725
ENN Energy Holdings Ltd.	761,000	11,021,101

Security	Shares	Value

China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	199,031	$3,136,783
Founder Securities Co. Ltd., Class A	4,642,000	5,298,744
Fuyao Glass Industry Group Co. Ltd., Class A	262,203	1,840,260
GCL System Integration Technology Co. Ltd., Class A(a)	3,301,700	1,924,983
Giant Network Group Co. Ltd., Class A	1,107,553	1,681,276
Guangdong Haid Group Co. Ltd., Class A	921,822	9,650,059
Guangdong Investment Ltd.	7,920,000	10,657,901
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	792,800	3,738,841
Guangzhou Haige Communications Group Inc. Co., Class A	1,299,300	2,056,019
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	577,300	6,495,231
Hansoh Pharmaceutical Group Co. Ltd.(c)	4,978,000	10,626,506
Hengan International Group Co. Ltd.	977,500	5,183,949
Hengtong Optic-Electric Co. Ltd., Class A	1,332,100	3,126,228
Huagong Tech Co. Ltd., Class A	566,315	2,211,684
Hualan Biological Engineering Inc., Class A	432,980	1,767,936
Huaxia Bank Co. Ltd., Class A	5,254,920	4,690,721
Hundsun Technologies Inc., Class A	551,600	4,584,259
Iflytek Co. Ltd., Class A	1,300,100	10,159,336
Industrial & Commercial Bank of China Ltd., Class A	2,624,000	1,938,523
Industrial & Commercial Bank of China Ltd., Class H	50,940,000	30,408,891
Industrial Bank Co. Ltd., Class A	1,423,912	4,988,492
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	16,277,800	6,947,759
Inspur Electronic Information Industry Co. Ltd., Class A	819,422	4,284,807
JDcom Inc, Class A(a)	806,137	28,794,747
Jiangsu Expressway Co. Ltd., Class H	11,298,000	12,088,206
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,191,657	13,957,510
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,697,400	5,045,022
Jointown Pharmaceutical Group Co. Ltd., Class A	1,038,678	2,194,954
Kingdee International Software Group Co. Ltd.(a)(b)	1,595,000	3,942,269
Kweichow Moutai Co. Ltd., Class A	21,190	6,026,208
Legend Biotech Corp., ADR(a)(b)	75,466	2,987,699
Lenovo Group Ltd.	2,960,000	3,296,164
Meituan, Class B(a)(c)	187,800	4,172,007
NavInfo Co. Ltd., Class A(a)	1,279,300	3,483,150
NetEase Inc.	431,855	8,352,809
PetroChina Co. Ltd., Class A	2,772,000	2,555,659
Pharmaron Beijing Co. Ltd., Class H(c)	92,100	1,116,625
Pinduoduo Inc., ADR(a)	89,395	4,636,025
Ping An Insurance Group Co. of China Ltd., Class H	2,875,000	22,291,779
Postal Savings Bank of China Co. Ltd., Class H(c)	35,225,000	28,922,679
Sangfor Technologies Inc., Class A	97,600	2,263,756
SDIC Power Holdings Co. Ltd., Class A	3,856,272	6,116,997
SF Holding Co. Ltd., Class A	653,700	6,271,915
Shandong Gold Mining Co. Ltd., Class A	2,009,368	6,558,996
Shandong Gold Mining Co. Ltd., Class H(b)(c)	4,984,000	9,358,938
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,604,800	3,596,689
Shanghai Baosight Software Co. Ltd., Class B	3,639,834	15,718,820
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	363,500	1,457,456
Shanghai International Airport Co. Ltd., Class A(a)	308,800	2,569,073
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,156,991	9,049,879
Shanghai M&G Stationery Inc., Class A	322,751	2,782,108
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,625,600	4,739,375
Shanghai Pudong Development Bank Co. Ltd., Class A	3,117,568	4,149,731
Shanghai RAAS Blood Products Co. Ltd., Class A	3,801,200	4,025,805

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Goodix Technology Co. Ltd., Class A	107,600	$1,558,206
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	147,900	7,690,918
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	428,229	1,699,957
Shenzhou International Group Holdings Ltd.	983,300	16,516,104
Sichuan Chuantou Energy Co. Ltd., Class A	2,044,157	3,900,012
Sino Biopharmaceutical Ltd.	9,571,000	6,109,789
Sinopec Shanghai Petrochemical Co. Ltd., Class A	2,803,264	1,813,397
Sinopharm Group Co. Ltd., Class H	853,200	2,068,313
Songcheng Performance Development Co. Ltd., Class A	1,449,259	3,556,154
Suningcom Co Ltd, Class A(a)	5,250,079	2,994,923
Tencent Holdings Ltd.	480,400	25,923,014
Thunder Software Technology Co. Ltd., Class A	85,800	1,911,422
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	435,292	2,373,957
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	682,400	5,224,700
Tianshui Huatian Technology Co. Ltd., Class A	1,195,500	2,278,510
Topchoice Medical Corp., Class A(a)	123,599	3,171,139
TravelSky Technology Ltd., Class H	1,270,000	2,392,240
Vipshop Holdings Ltd., ADR(a)	190,101	1,648,176
Walvax Biotechnology Co. Ltd., Class A	485,301	3,616,945
Want Want China Holdings Ltd.(b)	3,213,000	3,420,320
WuXi AppTec Co. Ltd., Class H(c)	512,064	7,288,951
Wuxi Biologics Cayman Inc., New(a)(c)	653,000	5,401,235
Xiaomi Corp., Class B(a)(c)	5,897,400	11,100,187
Yealink Network Technology Corp. Ltd., Class A	171,900	2,083,782
Yonyou Network Technology Co. Ltd., Class A	391,100	1,951,750
Yum China Holdings Inc.	750,908	39,062,234
Yunnan Baiyao Group Co. Ltd., Class A	157,067	2,244,063
Zhejiang Dahua Technology Co. Ltd., Class A	865,000	2,575,765
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	217,900	1,659,435
Zhejiang Supor Co. Ltd., Class A	195,185	1,567,419
Zhongsheng Group Holdings Ltd.	857,500	5,987,856
ZTE Corp., Class A	2,189,100	10,130,452
ZTE Corp., Class H	1,229,200	3,028,191
ZTO Express Cayman Inc., ADR	469,408	13,819,371

		1,047,501,430

Czech Republic — 0.4%
CEZ AS	172,797	6,580,081
Komercni Banka AS(a)	200,532	7,889,011

		14,469,092

Egypt — 0.2%
Commercial International Bank Egypt SAE(a)	2,859,288	8,708,867

Greece — 0.6%
Hellenic Telecommunications Organization SA	1,154,221	23,086,696

Hungary — 0.5%
OTP Bank Nyrt(a)	96,175	3,669,961
Richter Gedeon Nyrt	730,597	15,340,112

		19,010,073

India — 13.8%
ACC Ltd.	274,910	7,657,090
Apollo Hospitals Enterprise Ltd.	52,770	3,377,540
Asian Paints Ltd.	772,073	32,628,664
Bajaj Auto Ltd.	185,175	8,713,898
Bharti Airtel Ltd.(a)	1,242,817	11,364,682
Britannia Industries Ltd.	244,888	11,177,959

Security	Shares	Value

India (continued)
Cipla Ltd.	1,303,355	$16,041,748
Colgate-Palmolive India Ltd.	121,194	2,338,007
Dabur India Ltd.	2,653,524	19,894,615
Divi’s Laboratories Ltd.	183,241	10,413,860
Dr. Reddy’s Laboratories Ltd.	277,672	14,992,366
Eicher Motors Ltd.	401,744	13,876,419
HCL Technologies Ltd.	2,447,377	36,801,765
Hindustan Unilever Ltd.	896,387	25,922,000
Housing Development Finance Corp. Ltd.	268,246	8,478,129
Infosys Ltd.	2,088,953	47,606,960
ITC Ltd.	732,281	2,108,534
Lupin Ltd.	714,011	7,093,340
Marico Ltd.	2,609,300	17,863,473
Maruti Suzuki India Ltd.	27,380	3,034,623
Mindtree Ltd.	36,817	1,910,466
Mphasis Ltd.	105,710	4,391,752
MRF Ltd.	14,577	12,754,946
Nestle India Ltd.	28,066	6,591,434
Page Industries Ltd.	34,180	19,239,706
Pidilite Industries Ltd.	823,387	26,357,995
Reliance Industries Ltd.	367,184	11,559,577
Sun Pharmaceutical Industries Ltd.	1,315,934	14,782,448
Tata Consultancy Services Ltd.	931,052	44,105,537
Tech Mahindra Ltd.	1,377,200	25,929,649
Titan Co. Ltd.	476,532	16,186,121
UltraTech Cement Ltd.	23,994	2,099,997
Wipro Ltd.	3,225,210	23,849,608
Yes Bank Ltd.(a)	12,299,477	2,172,853

		513,317,761

Kuwait — 2.0%
Kuwait Finance House KSCP	3,607,340	11,284,517
Mobile Telecommunications Co. KSCP	12,859,440	26,364,783
National Bank of Kuwait SAKP	10,071,217	35,304,272

		72,953,572

Malaysia — 4.1%
DiGi.Com Bhd	10,785,600	10,427,025
Hong Leong Bank Bhd	3,331,600	15,949,909
IHH Healthcare Bhd	14,297,700	22,431,312
IOI Corp. Bhd	2,092,000	2,298,699
Malayan Banking Bhd	15,549,000	32,488,977
Malaysia Airports Holdings Bhd(a)	1,235,600	1,809,918
Maxis Bhd	6,095,100	5,843,611
Nestle Malaysia Bhd	661,900	21,152,009
Petronas Chemicals Group Bhd	3,235,300	7,359,084
Petronas Dagangan Bhd	947,600	4,857,057
PPB Group Bhd	2,505,200	10,704,606
Public Bank Bhd	3,314,100	3,519,724
Telekom Malaysia Bhd	2,594,500	3,126,871
Tenaga Nasional Bhd	4,243,300	9,275,809
Westports Holdings Bhd	2,859,800	2,663,289

		153,907,900

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	7,184,300	27,325,666

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR(a)	364,459	3,608,144
Credicorp Ltd.	151,833	22,964,741

		26,572,885

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 2.0%
Bank of the Philippine Islands	6,926,868	$13,537,940
BDO Unibank Inc.	5,912,363	14,982,901
Globe Telecom Inc.	238,445	11,981,110
International Container Terminal Services Inc.	3,299,890	13,554,844
Manila Electric Co.	1,273,130	9,161,056
Metropolitan Bank & Trust Co.	3,980,153	4,432,743
PLDT Inc.	56,375	1,978,128
SM Investments Corp.	120,815	2,101,950
Universal Robina Corp.	729,340	1,707,057

		73,437,729

Poland — 0.3%
Allegro.eu SA(a)(c)	196,741	1,466,229
Dino Polska SA(a)(c)	140,460	9,876,709

		11,342,938

Qatar — 2.5%
Masraf Al Rayan QSC(a)	20,487,768	28,067,742
Qatar Electricity & Water Co. QSC	2,553,453	12,607,327
Qatar Fuel QSC	924,748	4,712,802
Qatar Islamic Bank SAQ	3,133,124	18,104,936
Qatar National Bank QPSC	4,754,342	28,461,855

		91,954,662

Russia — 0.1%
Polymetal International PLC(d)	244,417	741,274
Polyus PJSC(d)	95,932	3,614,552
Rosneft Oil Co. PJSC(d)	759,070	791,886
Yandex NV(a)(d)	49,681	324,771

		5,472,483

Saudi Arabia — 9.2%
Abdullah Al Othaim Markets Co.	361,329	10,746,687
Advanced Petrochemical Co.	380,380	7,631,558
Al Rajhi Bank	1,449,745	62,196,538
Alinma Bank	4,531,753	42,970,391
Bank AlBilad(a)	207,188	3,260,643
Bank Al-Jazira	852,245	6,123,450
Bupa Arabia for Cooperative Insurance Co.	82,640	3,583,564
Co for Cooperative Insurance (The)	360,933	7,585,674
Dr Sulaiman Al Habib Medical Services Group Co.	91,941	4,204,443
Emaar Economic City(a)	857,160	2,840,155
Etihad Etisalat Co.(a)	2,722,203	25,371,573
Jarir Marketing Co.	543,282	30,334,049
Mobile Telecommunications Co.(a)	2,197,948	7,894,912
SABIC Agri-Nutrients Co.	544,645	23,206,160
Saudi Arabian Oil Co.(c)	1,036,023	11,494,162
Saudi Basic Industries Corp.	890,934	29,701,349
Saudi Electricity Co.	1,453,115	10,724,919
Saudi Telecom Co.	1,554,091	47,417,281
Yanbu National Petrochemical Co.	386,828	7,100,498

		344,388,006

South Korea — 6.0%
Amorepacific Corp.	12,823	1,979,368
Celltrion Healthcare Co. Ltd.(b)	27,101	1,441,437
Celltrion Inc.	26,186	3,495,304
CJ Logistics Corp.(a)	41,443	4,296,880
Coway Co. Ltd.	83,805	5,033,227
F&F Co. Ltd./New(a)	3,377	2,524,098
Hanon Systems	448,493	4,343,304
HLB Inc.(a)	65,280	1,710,422
Hotel Shilla Co. Ltd.(b)	213,665	14,440,946
Kakao Corp.	89,457	7,084,705

Security	Shares	Value

South Korea (continued)
Kia Corp.	27,144	$1,682,801
KT&G Corp.	298,455	19,840,258
LG Household & Health Care Ltd.	1,909	1,514,683
LG Uplus Corp.	318,002	3,493,045
NAVER Corp.	110,316	29,394,493
NCSoft Corp.	16,411	6,079,371
Netmarble Corp.(c)	51,866	4,456,740
Orion Corp./Republic of Korea	28,215	2,159,131
Pearl Abyss Corp.(a)(b)	45,019	3,610,662
S-1 Corp.	158,216	9,210,279
Samsung Biologics Co. Ltd.(a)(c)	21,168	13,770,905
Samsung Electronics Co. Ltd.	513,118	30,917,092
Samsung SDS Co. Ltd.	89,440	10,500,086
SK Bioscience Co. Ltd.(a)	10,380	1,271,121
SK Hynix Inc.	143,286	14,938,211
SK Telecom Co. Ltd.	247,344	11,287,070
Yuhan Corp.	252,086	12,248,403

		222,724,042

Taiwan — 18.2%
Accton Technology Corp.	466,000	4,225,952
Advantech Co. Ltd.	2,624,855	34,565,423
Asustek Computer Inc.	1,949,000	26,000,584
Cathay Financial Holding Co. Ltd.	3,295,034	7,409,331
China Steel Corp.	7,196,000	9,357,350
Chunghwa Telecom Co. Ltd.	13,846,000	61,540,163
Compal Electronics Inc.	24,776,000	22,571,222
Delta Electronics Inc.	411,000	3,662,876
E.Sun Financial Holding Co Ltd.	18,929,459	20,009,437
Far EasTone Telecommunications Co. Ltd.	15,025,000	37,161,805
First Financial Holding Co. Ltd.	65,284,899	60,110,251
Formosa Petrochemical Corp.	2,074,000	7,295,468
Formosa Plastics Corp.	2,220,840	8,385,925
Hon Hai Precision Industry Co. Ltd.	2,265,000	8,413,474
Hua Nan Financial Holdings Co. Ltd.	55,045,089	43,646,903
Lite-On Technology Corp.	7,572,752	18,620,483
Mega Financial Holding Co. Ltd.	11,772,000	15,863,958
Pou Chen Corp.	3,018,000	3,480,396
President Chain Store Corp.	5,330,000	49,806,234
Quanta Computer Inc.	2,576,000	8,613,877
Synnex Technology International Corp.	9,834,000	25,459,899
Taiwan Cooperative Financial Holding Co. Ltd.	66,630,330	63,211,107
Taiwan High Speed Rail Corp.	7,001,000	7,409,660
Taiwan Mobile Co. Ltd.	15,535,000	57,446,729
Taiwan Semiconductor Manufacturing Co. Ltd.	2,597,000	55,834,347
Uni-President Enterprises Corp.	2,790,000	6,712,439
United Microelectronics Corp.	1,261,000	2,376,167
WPG Holdings Ltd.	5,607,440	11,190,819

		680,382,279

Thailand — 5.3%
Advanced Info Service PCL, NVDR	7,041,300	49,565,938
Airports of Thailand PCL, NVDR(a)	16,559,000	32,716,150
Bangkok Dusit Medical Services PCL, NVDR	34,316,500	24,950,259
Bangkok Expressway & Metro PCL, NVDR	6,915,400	1,890,820
Bumrungrad Hospital PCL, NVDR	2,517,100	11,861,335
CP ALL PCL, NVDR	13,780,600	28,790,650
Home Product Center PCL, NVDR	23,781,300	11,136,274
Intouch Holdings PCL, NVDR	7,810,900	18,163,058
PTT Oil & Retail Business PCL, NVDR	12,148,300	9,626,420
Siam Cement PCL (The), NVDR	422,400	5,083,429

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Sri Trang Gloves Thailand PCL, NVDR	2,146,000	$1,691,186
Thai Union Group PCL, NVDR	3,111,800	1,942,792

		197,418,311

Turkey — 0.5%
BIM Birlesik Magazalar AS	2,095,462	11,067,594
Turkcell Iletisim Hizmetleri AS	2,316,687	3,434,795
Turkiye Petrol Rafinerileri AS(a)	168,804	2,352,724
Turkiye Sise ve Cam Fabrikalari AS	2,649,698	2,370,135

		19,225,248

United Arab Emirates — 3.7%
Abu Dhabi National Oil Co. for Distribution PJSC	23,528,422	26,416,172
Aldar Properties PJSC	10,921,738	12,482,006
Dubai Islamic Bank PJSC	3,408,592	5,664,803
Emirates Telecommunications Group Co. PJSC	7,514,943	71,770,929
First Abu Dhabi Bank PJSC	3,539,151	19,926,122

		136,260,032

Total Common Stocks — 99.0% (Cost: $3,346,167,878)		3,692,534,120

Preferred Stocks

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS(d)	40,815,200	4,382,392

South Korea — 0.5%
LG Household & Health Care Ltd., Preference Shares, NVS	16,548	7,253,115
Samsung Electronics Co. Ltd., Preference Shares, NVS	195,153	10,785,615

		18,038,730

Total Preferred Stocks — 0.6% (Cost: $45,111,734)		22,421,122

Security	Shares	Value

Rights

South Korea — 0.0%
Samsung Biologics Co. Ltd. (Expires 04/08/22)(a)	1,495	$174,096

Total Rights — 0.0% (Cost: $0)		174,096

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	43,082,941	43,091,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	6,090,000	6,090,000

		49,181,558

Total Short-Term Investments — 1.3% (Cost: $49,174,925)		49,181,558

Total Investments in Securities — 100.9% (Cost: $3,440,454,537)		3,764,310,896

Other Assets, Less Liabilities — (0.9)%		(31,737,121)

Net Assets — 100.0%		$3,732,573,775

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,776,157	$27,321,615	(a)	$—		$1,372	$(7,586)	$43,091,558	43,082,941	$182,713	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,590,000	—		(1,500,000	)(a)	—	—	6,090,000	6,090,000	353		—

						$1,372	$(7,586)	$49,181,558		$183,066		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	186	03/18/22	$10,932	$(352,004)
U.S. 2 Year Treasury Note	10	06/30/22	2,152	3,737

				$(348,267)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$3,737

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$352,004

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$327,303	$(22,263)	$305,040

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(606,864)	$(1,330)	$(608,194)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,838,191

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$334,882,772	$3,352,178,837	$5,472,511	$3,692,534,120
Preferred Stocks	—	18,038,730	4,382,392	22,421,122
Rights	—	174,096	—	174,096
Money Market Funds	49,181,558	—	—	49,181,558

	$384,064,330	$3,370,391,663	$9,854,903	$3,764,310,896

Derivative financial instruments(a)
Assets
Futures Contracts	$3,737	$—	$—	$3,737
Liabilities
Futures Contracts	(352,004)	—	—	(352,004)

	$(348,267)	$—	$—	$(348,267)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.3%
BB Seguridade Participacoes SA	797,804	$3,517,928
Telefonica Brasil SA	578,175	5,669,962
TIM SA	965,663	2,561,410

		11,749,300

Chile — 0.3%
Cencosud SA	1,631,582	3,001,033

China — 40.9%
360 DigiTech Inc., ADR	97,435	1,826,906
3SBio Inc.(a)(b)	1,448,000	1,150,826
Alibaba Group Holding Ltd.(b)	806,448	10,615,980
Aluminum Corp. of China Ltd., Class H(b)	4,496,000	3,177,880
Anhui Conch Cement Co. Ltd., Class H	1,407,000	7,550,701
Apeloa Pharmaceutical Co. Ltd., Class A	80,800	362,761
Bank of China Ltd., Class H	14,767,000	5,748,818
Bank of Communications Co. Ltd., Class H	9,976,000	6,838,840
Baoshan Iron & Steel Co. Ltd., Class A	1,525,400	1,748,360
Beijing Enterprises Holdings Ltd.	575,500	1,967,348
Bosideng International Holdings Ltd.	3,706,000	2,108,592
CECEP Solar Energy Co. Ltd., Class A	200,700	320,648
China Cinda Asset Management Co. Ltd., Class H	10,008,000	1,806,579
China CITIC Bank Corp. Ltd., Class H	10,177,000	4,782,306
China Coal Energy Co. Ltd., Class H	2,340,000	1,458,601
China Communications Services Corp. Ltd., Class H	2,730,000	1,497,735
China Conch Venture Holdings Ltd.	1,863,500	8,967,605
China Construction Bank Corp., Class H	38,566,000	28,923,133
China Everbright Bank Co. Ltd., Class H	3,604,000	1,340,355
China Hongqiao Group Ltd.	2,599,000	3,638,622
China Lesso Group Holdings Ltd.	1,238,000	1,906,006
China Longyuan Power Group Corp. Ltd., Class H	3,807,000	7,856,086
China Medical System Holdings Ltd.	1,552,000	2,763,574
China Meidong Auto Holdings Ltd.	638,000	3,004,015
China Merchants Port Holdings Co. Ltd.	1,706,000	3,216,486
China National Building Material Co. Ltd., Class H	4,676,000	5,998,505
China Power International Development Ltd.	4,476,000	2,537,163
China Railway Group Ltd., Class H	4,555,000	2,674,495
China Resources Cement Holdings Ltd.	2,776,000	2,375,395
China Resources Power Holdings Co. Ltd.	2,194,000	4,900,452
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	67,000	379,824
China Shenhua Energy Co. Ltd., Class H	3,849,500	10,609,162
China State Construction International Holdings Ltd.	2,302,000	3,241,944
China Taiping Insurance Holdings Co. Ltd.	1,843,800	2,182,335
China Tower Corp. Ltd., Class H(a)	22,284,000	2,597,278
China Traditional Chinese Medicine Holdings Co. Ltd.	3,150,000	1,795,688
China Zhenhua Group Science & Technology Co. Ltd., Class A	35,200	656,085
Chinasoft International Ltd.	2,972,000	2,711,655
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	3,823,500	7,728,153
COSCO SHIPPING Ports Ltd.	2,086,000	1,719,017
Daan Gene Co Ltd., Class A	93,580	275,105
Dali Foods Group Co. Ltd.(a)	2,336,500	1,230,593
Daqo New Energy Corp., ADR(b)	23,365	1,120,586
Dongfeng Motor Group Co. Ltd., Class H	3,096,000	2,664,808
Dongyue Group Ltd.	1,670,000	2,422,735
Far East Horizon Ltd.	1,901,000	1,620,129
Fosun International Ltd.	2,861,500	3,104,737
GF Securities Co. Ltd., Class H	1,263,200	1,896,420

Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	725,000	$1,931,617
Haitong Securities Co. Ltd., Class H	3,108,800	2,675,087
Hengan International Group Co. Ltd.	736,500	3,905,860
Hesteel Co. Ltd., Class A	737,700	300,767
Hopson Development Holdings Ltd.(c)	819,350	1,686,676
Huabao International Holdings Ltd.	1,046,000	600,098
Huadian Power International Corp. Ltd., Class A	453,200	309,779
Huaxi Securities Co. Ltd., Class A	184,700	260,733
Huaxin Cement Co. Ltd., Class A	94,000	305,841
Hunan Valin Steel Co. Ltd., Class A	468,420	433,491
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	568,700	447,630
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A(b)	255,700	366,259
Intco Medical Technology Co. Ltd., Class A	37,350	302,913
JDcom Inc, Class A(b)	16,761	598,693
Jiangsu Expressway Co. Ltd., Class H	1,392,000	1,489,359
Jiangxi Copper Co. Ltd., Class H	1,268,000	2,282,400
Kingboard Holdings Ltd.	758,500	3,548,375
Kingboard Laminates Holdings Ltd.	1,067,000	1,777,992
Kunlun Energy Co. Ltd.	4,440,000	4,367,554
Lee & Man Paper Manufacturing Ltd.	1,476,000	948,854
Lenovo Group Ltd.	8,234,000	9,169,127
Li Ning Co. Ltd.	1,806,500	18,043,592
Luxi Chemical Group Co. Ltd., Class A	133,100	355,688
Metallurgical Corp. of China Ltd., Class A	1,218,800	790,489
Nine Dragons Paper Holdings Ltd.	1,876,000	1,797,146
Noah Holdings Ltd., ADR(b)(c)	38,933	1,104,140
North Industries Group Red Arrow Co. Ltd., Class A(b)	97,300	347,962
Northeast Securities Co. Ltd., Class A	154,800	203,185
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	598,400	400,678
PetroChina Co. Ltd., Class H	24,046,000	12,879,654
PICC Property & Casualty Co. Ltd., Class H	7,863,000	8,300,075
Postal Savings Bank of China Co. Ltd., Class H(a)	9,052,000	7,432,451
Sailun Group Co. Ltd., Class A	210,900	404,552
Sany Heavy Equipment International Holdings Co. Ltd.	1,256,000	1,302,468
Shaanxi Coal Industry Co. Ltd., Class A	664,800	1,501,955
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	75,900	250,899
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	145,775	818,911
Shandong Sun Paper Industry JSC Ltd., Class A	183,300	357,841
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,834,800	3,914,271
Shanghai Baosight Software Co. Ltd., Class B	441,041	1,904,659
Shanghai International Port Group Co. Ltd., Class A	642,300	581,419
Shanghai Medicilon Inc., Class A	4,289	263,982
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	891,900	1,609,936
Shanxi Coking Coal Energy Group Co. Ltd., Class A	284,100	478,180
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	208,000	458,359
Shanxi Taigang Stainless Steel Co. Ltd., Class A	382,500	444,283
Shenzhen International Holdings Ltd.	1,423,000	1,466,233
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(b)	70,100	278,279
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	116,160	443,176
Sichuan Hebang Biotechnology Co. Ltd., Class A(b)	618,300	384,676
Sinopharm Group Co. Ltd., Class H	1,529,200	3,707,061
Sinotrans Ltd., Class A	292,300	199,416
Sinotruk Hong Kong Ltd.	791,500	1,181,446
Sun Art Retail Group Ltd.	1,568,000	565,706
Tencent Holdings Ltd.	366,300	19,766,028
Tibet Summit Resources Co. Ltd., Class-A	63,700	346,069

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.	2,244,000	$4,964,630
Titan Wind Energy Suzhou Co. Ltd., Class A	125,300	414,113
Uni-President China Holdings Ltd.	1,480,000	1,539,014
Vinda International Holdings Ltd.(c)	413,000	1,175,908
Vipshop Holdings Ltd., ADR(b)	511,722	4,436,630
Want Want China Holdings Ltd.	5,455,000	5,806,987
Westone Information Industry Inc., Class A	58,200	426,073
Wharf Holdings Ltd. (The)	1,567,000	5,669,391
Wuchan Zhongda Group Co. Ltd., Class A	356,700	320,176
Xiamen Faratronic Co. Ltd.	15,500	525,938
Xinjiang Zhongtai Chemical Co. Ltd., Class A	166,000	285,391
Yadea Group Holdings Ltd.(a)	1,366,000	2,026,507
Yankuang Energy Group Co Ltd, Class H	1,732,000	4,246,554
YongXing Special Materials Technology Co. Ltd., Class A	28,000	663,928
Youngor Group Co. Ltd., Class A	310,600	333,616
Yuexiu Property Co. Ltd.	1,587,400	1,587,830
Yum China Holdings Inc.	144,295	7,506,226
Zhejiang Expressway Co. Ltd., Class H	1,634,000	1,474,044
Zhejiang Semir Garment Co. Ltd., Class A	182,900	205,448
Zhejiang Weixing New Building Materials Co. Ltd., Class A	110,700	407,736
Zhongsheng Group Holdings Ltd.	655,000	4,573,814
Zhuzhou CRRC Times Electric Co. Ltd.	623,800	3,251,571
Zhuzhou Kibing Group Co. Ltd., Class A	185,400	463,543
Zibo Qixiang Tengda Chemical Co. Ltd., Class-A	197,200	302,653

		365,622,718

Egypt — 0.1%
Eastern Co. SAE	1,153,966	797,798

Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	319,779	2,494,372
Richter Gedeon Nyrt	159,311	3,345,002

		5,839,374

India — 16.7%
ACC Ltd.	85,662	2,385,950
Adani Enterprises Ltd.	313,368	6,891,190
Adani Total Gas Ltd.	313,368	6,606,524
Ambuja Cements Ltd.	792,077	3,319,677
Apollo Hospitals Enterprise Ltd.	106,942	6,844,815
Aurobindo Pharma Ltd.	333,903	2,779,559
Balkrishna Industries Ltd.	99,147	2,410,925
Cipla Ltd.	551,614	6,789,288
Colgate-Palmolive India Ltd.	139,494	2,691,040
Container Corp. of India Ltd.	278,142	2,226,132
Dr. Reddy’s Laboratories Ltd.	132,732	7,166,609
HCL Technologies Ltd.	1,237,127	18,602,960
HDFC Asset Management Co. Ltd.(a)	60,864	1,692,447
Hero MotoCorp Ltd.	136,626	4,628,092
Hindustan Petroleum Corp. Ltd.	727,536	2,646,655
Jubilant Foodworks Ltd.	90,056	3,501,315
Larsen & Toubro Infotech Ltd.(a)	59,895	4,681,209
Marico Ltd.	588,375	4,028,062
Mindtree Ltd.	75,130	3,898,561
Mphasis Ltd.	96,072	3,991,339
MRF Ltd.	2,167	1,896,136
NTPC Ltd.	3,670,115	6,533,290
Page Industries Ltd.	6,365	3,582,818
SRF Ltd.	168,807	5,372,173
Tata Steel Ltd.	629,363	10,305,017
Tech Mahindra Ltd.	717,995	13,518,268

Security	Shares	Value

India (continued)
Vedanta Ltd.	1,270,968	$6,468,824
Wipro Ltd.	468,905	3,467,433

		148,926,308

Indonesia — 0.9%
Adaro Energy Tbk PT	16,404,800	2,810,659
Gudang Garam Tbk PT	546,200	1,196,950
Indofood Sukses Makmur Tbk PT	5,005,000	2,164,805
United Tractors Tbk PT	1,169,500	2,040,759

		8,213,173

Kuwait — 0.6%
Mobile Telecommunications Co. KSCP	2,465,817	5,055,487

Malaysia — 0.2%
Sime Darby Bhd	3,096,100	1,676,658

Philippines — 0.5%
Globe Telecom Inc.	30,300	1,522,480
PLDT Inc.	86,225	3,025,527

		4,548,007

Poland — 0.6%
Cyfrowy Polsat SA	328,006	2,126,804
Orange Polska SA(b)	750,270	1,392,235
PGE Polska Grupa Energetyczna SA(b)	960,920	1,864,027

		5,383,066

Qatar — 1.0%
Barwa Real Estate Co.	1,072,983	1,067,334
Commercial Bank PSQC (The)	2,245,961	4,259,814
Ooredoo QPSC	910,318	1,914,319
Qatar Electricity & Water Co. QSC	303,212	1,497,068

		8,738,535

Russia — 0.4%
Inter RAO UES PJSC(d)	41,455,000	400,177
PhosAgro PJSC, GDR	153,986	942,071
TCS Group Holding PLC, GDR(d)	135,475	1,560,156
United Co. RUSAL International PJSC(b)(d)	3,441,260	726,165

		3,628,569

Saudi Arabia — 5.6%
Abdullah Al Othaim Markets Co.	50,216	1,493,530
Advanced Petrochemical Co.	120,960	2,426,819
Arab National Bank	683,832	5,112,206
Banque Saudi Fransi	352,839	5,011,245
Bupa Arabia for Cooperative Insurance Co.	68,383	2,965,330
Co for Cooperative Insurance (The)	69,705	1,464,979
Dr Sulaiman Al Habib Medical Services Group Co.	59,846	2,736,745
Jarir Marketing Co.	67,016	3,741,826
Mobile Telecommunications Co.(b)	502,871	1,806,286
Mouwasat Medical Services Co.	55,846	3,097,889
National Petrochemical Co.	136,433	1,646,419
SABIC Agri-Nutrients Co.	244,146	10,402,540
Saudi Cement Co.	4,382	65,130
Saudi Industrial Investment Group	251,784	2,377,322
Yanbu National Petrochemical Co.	288,491	5,295,453

		49,643,719

South Africa — 2.7%
Aspen Pharmacare Holdings Ltd.	442,193	5,780,395
Exxaro Resources Ltd.	281,326	3,628,756
Kumba Iron Ore Ltd.	73,160	2,891,926
Mr. Price Group Ltd.	292,272	3,984,460
Rand Merchant Investment Holdings Ltd.	872,998	2,746,810

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Reinet Investments SCA	156,323	$3,222,584
Tiger Brands Ltd.	190,937	2,028,300

		24,283,231

South Korea — 10.2%
BGF retail Co. Ltd.	8,912	1,262,531
Coway Co. Ltd.	63,083	3,788,688
DB Insurance Co. Ltd.	52,450	2,695,895
E-MART Inc.	22,243	2,425,696
F&F Co. Ltd./New(b)	3,919	2,929,209
GS Holdings Corp.	53,053	1,774,042
Hana Financial Group Inc.	182,809	7,427,134
Hankook Tire & Technology Co. Ltd.	84,710	2,495,829
Kia Corp.	292,033	18,104,678
Kumho Petrochemical Co. Ltd.(b)	20,835	2,810,863
LG Innotek Co. Ltd.	16,184	4,467,636
LG Uplus Corp.	243,831	2,678,325
POSCO	84,463	20,095,753
S-1 Corp.(c)	19,355	1,126,719
Samsung Electronics Co. Ltd.	233,146	14,047,834
SD Biosensor Inc.	41,280	1,874,569
SK Telecom Co. Ltd.	29,792	1,359,501

		91,364,902

Taiwan — 14.7%
Acer Inc.	653,000	677,702
Asustek Computer Inc.	804,000	10,725,741
AU Optronics Corp.	9,324,000	6,980,662
Catcher Technology Co. Ltd.	551,000	2,828,178
Compal Electronics Inc.	4,773,000	4,348,258
eMemory Technology Inc.	74,000	4,994,057
Innolux Corp.	10,772,000	6,554,907
Inventec Corp.	2,970,000	2,742,794
Lite-On Technology Corp.	2,411,718	5,930,124
momo.com Inc.	52,000	1,851,150
Nien Made Enterprise Co. Ltd.	183,000	2,372,368
Pegatron Corp.	2,283,000	5,658,545
Pou Chen Corp.	2,687,000	3,098,682
Synnex Technology International Corp.	1,521,000	3,937,818
Taiwan Semiconductor Manufacturing Co. Ltd.	1,969,000	42,332,626
United Microelectronics Corp.	9,495,000	17,891,914
Wan Hai Lines Ltd.	695,100	4,734,643
WPG Holdings Ltd.	1,818,160	3,628,518

		131,288,687

Thailand — 0.5%
Krung Thai Bank PCL, NVDR	3,972,700	1,709,166
Srisawad Corp. PCL, NVDR(c)	430,100	763,566

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL, NVDR	3,265,900	$2,039,001

		4,511,733
United Arab Emirates — 1.0%
Abu Dhabi Islamic Bank PJSC	1,655,784	3,994,634
Aldar Properties PJSC	4,390,984	5,018,275

		9,012,909

Total Common Stocks — 98.9% (Cost: $793,302,178)		883,285,207

Preferred Stocks

Brazil — 0.6%
Itausa SA, Preference Shares, NVS	3,022,960	5,854,317

Total Preferred Stocks — 0.6% (Cost: $5,750,334)		5,854,317

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	1,315,366	1,315,629
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	2,860,000	2,860,000

		4,175,629

Total Short-Term Investments — 0.5% (Cost: $4,175,051)		4,175,629

Total Investments in Securities — 100.0% (Cost: $803,227,563)		893,315,153

Other Assets, Less Liabilities — (0.0)%		(280,220)

Net Assets — 100.0%		$893,034,933

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,548,912	$—		$(7,231,927	)(a)	$(470)	$(886)	$1,315,629	1,315,366	$30,112	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,300,000	560,000	(a)	—		—	—	2,860,000	2,860,000	163		—

						$(470)	$(886)	$4,175,629		$30,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	68	03/18/22	$3,997	$(142,620)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$142,620

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(121,309)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(142,620)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,362,688

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Emerging Markets Multifactor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$73,586,933	$807,011,776	$2,686,498	$883,285,207
Preferred Stocks	—	5,854,317	—	5,854,317
Money Market Funds	4,175,629	—	—	4,175,629

	$77,762,562	$812,866,093	$2,686,498	$893,315,153

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(142,620)	$—	$—	$(142,620)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.2%
Etablissements Franz Colruyt NV	87,235	$3,489,127
Proximus SADP	237,566	4,722,878

		8,212,005

Canada — 2.3%
Agnico Eagle Mines Ltd.	48,846	2,467,542
BCE Inc.	116,409	6,113,883
CGI Inc.(a)	170,929	14,014,155
Franco-Nevada Corp.	295,531	43,521,749
Loblaw Companies Ltd.	149,616	11,670,638
Metro Inc.	113,959	5,948,345
TELUS Corp.	690,796	17,445,665
Thomson Reuters Corp.	27,120	2,742,169
Waste Connections Inc.	116,984	14,446,354

		118,370,500

China — 4.3%
Agricultural Bank of China Ltd., Class A	7,174,699	3,389,594
Agricultural Bank of China Ltd., Class H	6,648,000	2,517,724
Alibaba Group Holding Ltd.(a)	162,148	2,134,496
Bank of China Ltd., Class H	37,014,000	14,409,613
Bank of Communications Co. Ltd., Class H	5,623,000	3,854,731
BeiGene Ltd., ADR(a)	7,417	1,561,427
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,914,600	3,207,105
China Conch Venture Holdings Ltd.	1,851,500	8,909,859
China Construction Bank Corp., Class H	14,556,000	10,916,484
China Feihe Ltd.(b)	1,729,000	2,063,146
China Huishan Dairy Holdings Co. Ltd.(a)(c)	2,093,055	3
China Meidong Auto Holdings Ltd.	564,000	2,655,587
China Merchants Bank Co. Ltd., Class A	1,124,000	8,884,911
China Resources Gas Group Ltd.	1,272,000	5,842,282
China State Construction Engineering Corp. Ltd., Class A	3,882,400	3,136,380
China Tourism Group Duty Free Corp. Ltd., Class A	187,300	6,049,582
China Tower Corp. Ltd., Class H(b)	64,960,000	7,571,316
China Yangtze Power Co. Ltd., Class A	2,128,900	7,832,464
Chongqing Zhifei Biological Products Co. Ltd., Class A	153,900	3,149,726
CITIC Securities Co. Ltd., Class A	988,408	3,663,169
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,203,150	3,378,176
Country Garden Services Holdings Co. Ltd.	543,000	3,248,203
East Money Information Co. Ltd., Class A	986,500	4,204,731
Guangdong Investment Ltd.	2,063,147	2,776,366
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,904,000	4,064,457
I-Mab, ADR(a)	49,332	1,219,487
Industrial & Commercial Bank of China Ltd., Class A	6,015,151	4,443,792
Industrial & Commercial Bank of China Ltd., Class H	17,682,000	10,555,359
JDcom Inc, Class A(a)	8,928	318,903
Jiangsu Hengrui Medicine Co. Ltd., Class A	615,540	3,920,050
LONGi Green Energy Technology Co. Ltd., Class A	268,380	3,340,660
Luxshare Precision Industry Co. Ltd., Class A	424,200	2,941,862
NAURA Technology Group Co. Ltd., Class A	48,200	2,336,540
Ping An Bank Co. Ltd., Class A	1,868,400	4,675,343
Postal Savings Bank of China Co. Ltd., Class H(b)	12,258,000	10,064,846
SF Holding Co. Ltd., Class A	405,000	3,885,767
Shanghai Pudong Development Bank Co. Ltd., Class A	2,716,800	3,616,277
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	116,800	6,073,693
Tencent Holdings Ltd.	187,200	10,101,557
Will Semiconductor Co. Ltd. Shanghai, Class A	83,300	3,268,927
WuXi AppTec Co. Ltd., Class A	183,804	3,042,375

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman Inc., New(a)(b)	495,500	$4,098,487
Xiaomi Corp., Class B(a)(b)	4,787,800	9,011,679
Yadea Group Holdings Ltd.(b)	1,560,000	2,314,312
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	57,200	3,292,938
ZTO Express Cayman Inc., ADR	401,634	11,824,105

		223,768,491

Denmark — 1.6%
Coloplast A/S, Class B	183,718	27,638,179
Novo Nordisk A/S, Class B	509,843	52,760,289
Tryg A/S	212,877	4,816,513

		85,214,981

Finland — 0.2%
Elisa Oyj	225,276	12,481,898

France — 0.8%
Eurofins Scientific SE	22,369	2,269,958
Hermes International	16,385	22,595,515
Orange SA	1,512,720	18,291,344

		43,156,817

Germany — 0.8%
Deutsche Telekom AG, Registered	1,762,597	31,593,973
Symrise AG	49,265	5,859,902
Telefonica Deutschland Holding AG	1,611,810	4,398,379

		41,852,254

Hong Kong — 2.2%
CLP Holdings Ltd.	1,587,754	16,174,907
Hang Seng Bank Ltd.	1,180,200	21,764,173
HK Electric Investments & HK Electric Investments Ltd., Class SS	4,251,500	4,194,593
HKT Trust & HKT Ltd., Class SS	6,089,000	8,212,584
Hong Kong & China Gas Co. Ltd.	13,310,579	20,128,874
Jardine Matheson Holdings Ltd.	221,000	13,149,500
Link REIT	1,449,700	11,714,734
MTR Corp. Ltd.(d)	2,386,500	12,370,427
Power Assets Holdings Ltd.	1,088,000	6,857,149

		114,566,941

India — 3.9%
ACC Ltd.	119,771	3,335,991
Adani Green Energy Ltd.(a)	210,079	5,169,427
Adani Total Gas Ltd.	203,546	4,291,222
Adani Transmission Ltd.(a)	130,166	3,709,294
Ambuja Cements Ltd.	1,117,031	4,681,593
Asian Paints Ltd.	455,616	19,254,839
Avenue Supermarts Ltd.(a)(b)	130,488	7,549,295
Bajaj Auto Ltd.	72,358	3,404,996
Berger Paints India Ltd.	374,546	3,439,963
Bharat Petroleum Corp. Ltd.	690,221	3,219,497
Dabur India Ltd.	852,469	6,391,328
Dr. Reddy’s Laboratories Ltd.	65,116	3,515,813
Eicher Motors Ltd.	191,643	6,619,436
HCL Technologies Ltd.	952,296	14,319,892
HDFC Asset Management Co. Ltd.(b)	89,184	2,479,941
Hero MotoCorp Ltd.	81,429	2,758,339
Hindustan Petroleum Corp. Ltd.	985,591	3,585,417
Hindustan Unilever Ltd.	167,890	4,855,096
Indian Oil Corp. Ltd.	3,022,910	4,639,842
Infosys Ltd.	545,440	12,430,505
Larsen & Toubro Infotech Ltd.(b)	52,872	4,132,313

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd.	213,618	$5,178,674
Maruti Suzuki India Ltd.	40,471	4,485,545
MRF Ltd.	2,605	2,279,388
Petronet LNG Ltd.	1,195,746	3,431,203
PI Industries Ltd.	126,450	4,161,649
Pidilite Industries Ltd.	235,135	7,527,065
SBI Cards & Payment Services Ltd.(a)	195,957	2,054,604
Shree Cement Ltd.	11,346	3,693,741
Sun Pharmaceutical Industries Ltd.	434,932	4,885,777
Tata Consultancy Services Ltd.	254,673	12,064,299
Tech Mahindra Ltd.	389,647	7,336,196
UltraTech Cement Ltd.	79,492	6,957,280
Wipro Ltd.	591,633	4,374,976
Wipro Ltd., ADR	1,048,139	7,640,933
Yes Bank Ltd.(a)	16,352,348	2,888,842

		202,744,211

Ireland — 0.3%
Kerry Group PLC, Class A	142,614	16,990,906

Israel — 0.6%
Azrieli Group Ltd.	27,848	2,375,766
Bank Hapoalim BM	443,769	4,703,280
Bank Leumi Le-Israel BM	638,078	6,912,248
Check Point Software Technologies Ltd.(a)	74,315	10,766,757
Isracard Ltd.	—	1
Nice Ltd.(a)	21,867	4,946,492

		29,704,544

Italy — 0.3%
DiaSorin SpA	38,836	5,811,977
Ferrari NV	10,306	2,214,639
Infrastrutture Wireless Italiane SpA(b)	534,844	5,461,458
Recordati Industria Chimica e Farmaceutica SpA	93,869	4,591,271

		18,079,345

Japan — 10.2%
Ajinomoto Co. Inc.	90,500	2,637,261
Asahi Intecc Co. Ltd.	111,500	2,407,655
Canon Inc.	1,038,200	24,431,902
Capcom Co. Ltd.	99,400	2,412,520
Chubu Electric Power Co. Inc.	388,000	3,875,601
Chugai Pharmaceutical Co. Ltd.	581,100	19,277,191
CyberAgent Inc.	276,800	3,622,109
East Japan Railway Co.	74,200	4,408,129
FUJIFILM Holdings Corp.	184,100	11,702,154
Hamamatsu Photonics KK	216,300	10,960,230
Hankyu Hanshin Holdings Inc.	88,400	2,644,667
Hirose Electric Co. Ltd.	51,100	7,683,533
Itochu Techno-Solutions Corp.	83,600	2,167,199
Japan Post Bank Co. Ltd.	648,800	5,692,783
KDDI Corp.	571,700	18,603,827
Keio Corp.	125,400	5,130,997
Keyence Corp.	55,600	26,298,835
Kintetsu Group Holdings Co. Ltd.(a)	176,500	5,302,469
Kirin Holdings Co. Ltd.	165,000	2,743,200
Koei Tecmo Holdings Co. Ltd.	94,800	3,291,983
Lawson Inc.	79,600	3,318,979
McDonald’s Holdings Co. Japan Ltd.	123,700	5,318,885
MEIJI Holdings Co. Ltd.	103,700	6,223,864
Mizuho Financial Group Inc.	1,017,700	13,412,393
MonotaRO Co. Ltd.	401,800	7,563,080

Security	Shares	Value

Japan (continued)
NEC Corp.	140,000	$6,057,187
Nexon Co. Ltd.	310,800	6,790,150
Nintendo Co. Ltd.	38,800	19,650,330
Nippon Paint Holdings Co. Ltd.	240,400	2,151,602
Nippon Prologis REIT Inc.	3,184	9,361,120
Nippon Telegraph & Telephone Corp.	1,116,200	32,080,579
Nissin Foods Holdings Co. Ltd.	36,900	2,948,205
Nitori Holdings Co. Ltd.	111,300	16,748,216
Nomura Research Institute Ltd.	143,690	5,043,918
NTT Data Corp.	690,000	13,105,940
Obic Co. Ltd.	95,100	15,295,313
Odakyu Electric Railway Co. Ltd.	134,700	2,222,346
Ono Pharmaceutical Co. Ltd.	127,400	3,136,587
Oracle Corp. Japan	61,600	4,399,819
Oriental Land Co. Ltd./Japan	160,200	29,615,334
Otsuka Corp.	71,600	2,781,196
Pan Pacific International Holdings Corp.	542,900	8,886,211
Rinnai Corp.	57,900	4,763,243
Secom Co. Ltd.	297,400	21,842,952
Seven & i Holdings Co. Ltd.	76,900	3,741,779
SG Holdings Co. Ltd.	290,500	6,157,199
Shimano Inc.	55,800	12,994,021
Shionogi & Co. Ltd.	48,629	3,233,457
SoftBank Corp.	3,392,600	42,863,408
Sohgo Security Services Co. Ltd.	110,100	3,975,068
Suntory Beverage & Food Ltd.	222,800	8,878,377
Sysmex Corp.	146,500	11,727,397
Tobu Railway Co. Ltd.	302,200	7,428,252
Toho Co. Ltd./Tokyo	158,300	6,601,964
Toyo Suisan Kaisha Ltd.	142,400	5,986,051
Tsuruha Holdings Inc.	60,900	4,896,042
USS Co. Ltd.	173,900	2,888,840
Welcia Holdings Co. Ltd.	154,700	4,125,415

		533,508,964

Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	3,481,486	7,137,840
National Bank of Kuwait SAKP	1,425,988	4,998,747

		12,136,587

Malaysia — 0.5%
DiGi.Com Bhd	2,723,400	2,632,859
Hong Leong Bank Bhd	1,047,000	5,012,473
IHH Healthcare Bhd	1,995,100	3,130,063
Malayan Banking Bhd	2,976,500	6,219,271
Maxis Bhd	3,137,100	3,007,660
Petronas Chemicals Group Bhd	1,367,200	3,109,863
Petronas Gas Bhd	689,600	2,862,805

		25,974,994

Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	610,297	18,774,104
Koninklijke KPN NV	1,732,702	5,929,536
QIAGEN NV(a)	90,234	4,533,571

		29,237,211

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	137,876	2,590,967
Spark New Zealand Ltd.	1,802,898	5,535,438

		8,126,405

Norway — 0.0%
Telenor ASA	175,832	2,601,542

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.1%
Credicorp Ltd.	22,559	$3,412,049

Philippines — 0.2%
BDO Unibank Inc.	2,683,349	6,800,048
Globe Telecom Inc.	39,640	1,991,785
PLDT Inc.	121,090	4,248,897

		13,040,730

Qatar — 0.3%
Qatar Islamic Bank SAQ	548,947	3,172,122
Qatar National Bank QPSC	2,006,735	12,013,313

		15,185,435

Russia — 0.1%
PhosAgro PJSC, GDR	126,400	773,302
Polymetal International PLC(c)	250,942	761,063
Polyus PJSC(c)	53,523	2,016,654

		3,551,019

Saudi Arabia — 1.3%
Alinma Bank	1,557,630	14,769,554
Bank AlBilad(a)	384,691	6,054,115
Jarir Marketing Co.	94,161	5,257,462
SABIC Agri-Nutrients Co.	306,103	13,042,395
Saudi Arabian Oil Co.(b)	556,901	6,178,541
Saudi Basic Industries Corp.	120,680	4,023,147
Saudi Telecom Co.	632,750	19,306,002

		68,631,216

Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.(d)	513,700	4,451,426
Singapore Exchange Ltd.	1,183,200	8,208,789
Singapore Telecommunications Ltd.	10,181,500	19,098,232

		31,758,447

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	727,627	6,695,547
Telia Co. AB	725,681	2,698,207

		9,393,754

Switzerland — 6.1%
EMS-Chemie Holding AG, Registered	10,820	10,702,395
Givaudan SA, Registered	8,720	36,409,541
Kuehne + Nagel International AG, Registered	84,031	22,916,525
Logitech International SA, Registered	214,770	16,071,000
Nestle SA, Registered	542,904	70,738,067
Novartis AG, Registered	277,673	24,405,068
Roche Holding AG, Bearer	24,185	10,095,039
Roche Holding AG, NVS	205,174	77,706,230
Schindler Holding AG, Registered	32,356	7,252,642
SGS SA, Registered	3,019	8,638,415
Swiss Prime Site AG, Registered	83,275	8,160,406
Swisscom AG, Registered	40,305	24,143,183

		317,238,511

Taiwan — 4.9%
Acer Inc.	4,183,000	4,341,236
Advantech Co. Ltd.	595,482	7,841,609
Asia Cement Corp.	3,373,000	5,451,632
Asustek Computer Inc.	1,088,000	14,514,436
Chang Hwa Commercial Bank Ltd.	6,720,345	4,266,641
China Development Financial Holding Corp.	20,780,000	14,230,446
China Steel Corp.	7,877,000	10,242,892
Chunghwa Telecom Co. Ltd.	5,896,000	26,205,460
Compal Electronics Inc.	6,732,000	6,132,929

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	3,829,000	$3,742,761
E.Sun Financial Holding Co Ltd.	9,496,377	10,038,171
Far EasTone Telecommunications Co. Ltd.	2,568,000	6,351,515
First Financial Holding Co. Ltd.	15,993,644	14,725,947
Formosa Petrochemical Corp.	811,000	2,852,760
Hua Nan Financial Holdings Co. Ltd.	13,222,932	10,484,860
Inventec Corp.	4,149,000	3,831,600
Lite-On Technology Corp.	3,390,000	8,335,601
Mega Financial Holding Co. Ltd.	16,775,000	22,606,005
Nan Ya Plastics Corp.	1,065,000	3,359,010
Novatek Microelectronics Corp.	308,000	5,106,167
President Chain Store Corp.	628,000	5,868,352
Quanta Computer Inc.	4,044,000	13,522,717
Synnex Technology International Corp.	2,136,250	5,530,680
Taishin Financial Holding Co. Ltd.	9,803,694	6,870,676
Taiwan Cooperative Financial Holding Co. Ltd.	14,679,457	13,926,161
Taiwan Mobile Co. Ltd.	2,542,000	9,400,038
Taiwan Semiconductor Manufacturing Co. Ltd.	564,000	12,125,750
WPG Holdings Ltd.	2,561,760	5,112,527

		257,018,579

Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,834,200	12,911,514
Bangkok Dusit Medical Services PCL, NVDR	7,567,400	5,501,977
Bumrungrad Hospital PCL, NVDR	700,100	3,299,083
Home Product Center PCL, NVDR	7,717,100	3,613,753

		25,326,327

United Arab Emirates — 0.5%
Abu Dhabi National Oil Co. for Distribution PJSC	2,786,367	3,128,350
Emirates Telecommunications Group Co. PJSC	2,178,904	20,809,468

		23,937,818

United Kingdom — 0.1%
AstraZeneca PLC	34,218	4,159,072

United States — 55.6%
Abbott Laboratories	94,668	11,418,854
Accenture PLC, Class A	39,474	12,474,573
Activision Blizzard Inc.	364,918	29,740,817
Adobe Inc.(a)	35,930	16,803,742
Akamai Technologies Inc.(a)	166,995	18,078,879
Alphabet Inc., Class C, NVS(a)	6,220	16,780,440
Amazon.com Inc.(a)	9,649	29,634,588
Ameren Corp.	65,741	5,650,439
American Electric Power Co. Inc.	188,948	17,128,136
American Tower Corp.	22,660	5,140,874
American Water Works Co. Inc.	98,002	14,807,122
Amgen Inc.	31,284	7,085,200
Amphenol Corp., Class A	206,370	15,686,184
Aon PLC, Class A	51,798	15,132,268
Arista Networks Inc.(a)	28,757	3,529,347
Arthur J Gallagher & Co.	61,659	9,753,837
AT&T Inc.	642,206	15,213,860
Automatic Data Processing Inc.	97,582	19,949,664
AutoZone Inc.(a)	13,493	25,142,721
Baxter International Inc.	162,686	13,823,429
Becton Dickinson and Co.	61,367	16,647,640
Berkshire Hathaway Inc., Class B(a)	95,474	30,690,117
BioMarin Pharmaceutical Inc.(a)(d)	158,971	12,418,814
Bio-Rad Laboratories Inc., Class A(a)	6,187	3,872,815
Black Knight Inc.(a)	241,944	13,594,833

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Booz Allen Hamilton Holding Corp.	133,558	$10,776,795
Bristol-Myers Squibb Co.	100,956	6,932,649
Broadridge Financial Solutions Inc.	122,149	17,859,405
Brown & Brown Inc.	225,621	15,254,236
Campbell Soup Co.	156,501	7,037,850
Cboe Global Markets Inc.	121,342	14,232,203
CH Robinson Worldwide Inc.	203,423	19,666,936
Charter Communications Inc., Class A(a)	20,819	12,528,458
Church & Dwight Co. Inc.	213,481	20,889,116
Cisco Systems Inc.	698,474	38,953,895
Citrix Systems Inc.	191,616	19,640,640
Clorox Co. (The)	137,828	20,093,944
CME Group Inc.	77,733	18,386,186
CMS Energy Corp.	132,669	8,492,143
Cognizant Technology Solutions Corp., Class A	43,938	3,784,380
Colgate-Palmolive Co.	172,650	13,285,417
Comcast Corp., Class A	297,150	13,894,734
Consolidated Edison Inc.	546,467	46,870,475
Cooper Companies Inc. (The)	11,539	4,719,682
Costco Wholesale Corp.	26,678	13,852,551
Crown Castle International Corp.	97,599	16,259,017
Danaher Corp.	75,351	20,677,068
Dollar General Corp.	200,393	39,745,948
Dominion Energy Inc.	339,008	26,961,306
Domino’s Pizza Inc.	44,337	19,162,895
Duke Energy Corp.	401,398	40,304,373
Electronic Arts Inc.	210,501	27,384,075
Eli Lilly & Co.	131,723	32,924,164
Erie Indemnity Co., Class A, NVS	39,175	6,859,542
Evergy Inc.	56,939	3,553,563
Eversource Energy	94,727	7,748,669
Expeditors International of Washington Inc.	262,719	27,154,636
F5 Inc.(a)	38,669	7,766,669
Fidelity National Information Services Inc.	75,478	7,187,770
Fiserv Inc.(a)(d)	139,351	13,610,412
General Mills Inc.	178,192	12,015,487
Genuine Parts Co.	19,968	2,439,291
Gilead Sciences Inc.	746,797	45,106,539
Henry Schein Inc.(a)(d)	46,340	4,002,849
Hershey Co. (The)	199,915	40,434,808
Home Depot Inc. (The)	63,879	20,174,905
Horizon Therapeutics PLC(a)	88,298	8,050,129
Hormel Foods Corp.	460,457	21,936,171
Humana Inc.	14,871	6,458,773
Incyte Corp.(a)	236,900	16,180,270
Intel Corp.	54,717	2,610,001
Intercontinental Exchange Inc.	70,648	9,051,422
International Business Machines Corp.	39,659	4,858,624
Intuit Inc.	21,227	10,069,452
Jack Henry & Associates Inc.	114,336	20,214,605
JM Smucker Co. (The)	84,410	11,374,247
Johnson & Johnson	308,284	50,734,298
Juniper Networks Inc.	114,332	3,863,278
Kellogg Co.	296,670	18,969,080
Keysight Technologies Inc.(a)	284,540	44,778,060
Kimberly-Clark Corp.	126,058	16,406,449
Kroger Co. (The)	1,097,751	51,374,747
Liberty Broadband Corp., Class C, NVS(a)	188,278	27,620,383
MarketAxess Holdings Inc.	12,298	4,690,826
Marsh & McLennan Companies Inc.	219,817	34,161,760

Security	Shares	Value

United States (continued)
Masimo Corp.(a)	15,501	$2,440,632
Mastercard Inc., Class A	42,654	15,390,416
McCormick & Co. Inc./MD, NVS	248,623	23,661,451
McDonald’s Corp.	188,410	46,117,116
Medtronic PLC	138,376	14,528,096
Merck & Co. Inc.	693,010	53,070,706
Microsoft Corp.	73,999	22,110,161
Mondelez International Inc., Class A	91,376	5,983,300
Motorola Solutions Inc.	212,948	46,940,128
Netflix Inc.(a)	40,307	15,901,918
Neurocrine Biosciences Inc.(a)	93,822	8,431,783
Newmont Corp.	1,002,949	66,395,224
NextEra Energy Inc.	672,796	52,659,743
Old Dominion Freight Line Inc.	11,323	3,555,762
Oracle Corp.	176,910	13,439,853
O’Reilly Automotive Inc.(a)	25,288	16,417,981
Palo Alto Networks Inc.(a)(d)	5,221	3,102,579
Paychex Inc.	377,676	44,966,105
PepsiCo Inc.	360,159	58,972,435
Pfizer Inc.	453,419	21,283,488
Pool Corp.	9,200	4,218,936
Procter & Gamble Co. (The)	269,877	42,071,126
Progressive Corp. (The)	171,908	18,210,214
Public Storage	143,176	50,830,343
Regeneron Pharmaceuticals Inc.(a)	104,188	64,425,692
Republic Services Inc.	344,623	41,451,254
Rollins Inc.	233,197	7,609,218
SBA Communications Corp.	9,570	2,903,442
Seagen Inc.(a)	136,586	17,601,838
Southern Co. (The)	509,122	32,975,832
Starbucks Corp.	97,702	8,968,067
Take-Two Interactive Software Inc.(a)	125,417	20,317,554
Target Corp.	134,198	26,808,734
T-Mobile U.S. Inc.(a)	306,867	37,809,083
Tradeweb Markets Inc., Class A	91,398	7,721,303
Tyler Technologies Inc.(a)(d)	63,166	27,051,471
United Parcel Service Inc., Class B	13,239	2,785,750
UnitedHealth Group Inc.	30,942	14,724,370
VeriSign Inc.(a)	118,380	25,300,174
Verizon Communications Inc.	1,593,990	85,549,443
Vertex Pharmaceuticals Inc.(a)	179,937	41,389,109
Visa Inc., Class A	240,641	52,007,333
Walmart Inc.	397,893	53,779,218
Walt Disney Co. (The)(a)	54,788	8,133,826
Waste Management Inc.	484,742	69,996,745
WEC Energy Group Inc.	415,005	37,715,654
West Pharmaceutical Services Inc.	57,140	22,117,751
Western Union Co. (The)	628,328	11,423,003
Xcel Energy Inc.	579,411	39,011,743
Zoom Video Communications Inc., Class A(a)	21,634	2,868,668

		2,905,373,220

Total Common Stocks — 99.7% (Cost: $4,448,390,934)		5,204,754,773

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	11,396,338	11,398,617

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	9,430,000	$9,430,000

		20,828,617

Total Short-Term Investments — 0.4% (Cost: $20,826,323)		20,828,617

Total Investments in Securities — 100.1% (Cost: $4,469,217,257)		5,225,583,390

Other Assets, Less Liabilities — (0.1)%		(2,643,592)

Net Assets — 100.0%		$5,222,939,798

(a) Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,628,779	$2,774,264	(a)	$—		$1,965	$(6,391)	$11,398,617	11,396,338	$21,164	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,940,000	—		(510,000	)(a)	—	—	9,430,000	9,430,000	539		—

						$1,965	$(6,391)	$20,828,617		$21,703		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	34	03/18/22	$3,672	$(147,576)
MSCI Emerging Markets Index	30	03/18/22	1,763	(58,062)
S&P 500 E-Mini Index	33	03/18/22	7,207	(242,070)
U.S. 2 Year Treasury Note	8	06/30/22	1,721	2,677

				$(445,031)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments

Futures contracts
Unrealized appreciation on futures contracts(a)	$2,677

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2022	iShares® MSCI Global Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments

Futures contracts
Unrealized depreciation on futures contracts(a)	$447,708

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$372,472	$(21,083)	$351,389

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$(862,718)	$(1,312)	$(864,030)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,969,112
Average notional value of contracts — short	$(437,469)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,104,470,287	$2,097,506,766	$2,777,720	$5,204,754,773
Money Market Funds	20,828,617	—	—	20,828,617

	$3,125,298,904	$2,097,506,766	$2,777,720	$5,225,583,390

Derivative financial instruments(a)
Assets
Futures Contracts	$2,677	$—	$—	$2,677
Liabilities
Futures Contracts	(447,708)	—	—	(447,708)

	$(445,031)	$—	$—	$(445,031)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2022

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF	iShares MSCI Emerging Markets Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,489,814,928	$2,379,782,058	$3,715,129,338	$889,139,524
Affiliated(c)	25,574,188	17,389,937	49,181,558	4,175,629
Cash	72,210,235	—	3,390	835,380
Foreign currency, at value(d)	55,773,404	1,578,194	10,086,786	1,076,146
Cash pledged:
Futures contracts	2,210,000	312,000	493,000	195,000
Receivables:
Investments sold	274,794,597	18,572,217	904,247	4,197,991
Securities lending income — Affiliated	51,233	27,863	18,952	423
Capital shares sold	5,986,320	69,272	305,817	—
Dividends	11,088,215	5,139,533	4,518,865	2,184,821
Tax reclaims	55,061	15,912	39,600	671

Total assets	6,937,558,181	2,422,886,986	3,780,681,553	901,805,585

LIABILITIES
Bank overdraft	—	260,876	—	—
Collateral on securities loaned, at value	25,598,860	12,944,493	43,094,962	1,321,595
Deferred foreign capital gain tax	17,759,012	635,104	3,854,281	1,861,470
Payables:
Investments purchased	361,460,601	17,407,793	304,596	5,223,195
Variation margin on futures contracts	658,775	88,200	130,569	50,025
Bank borrowings	19,550,674	—	—	—
Investment advisory fees	1,263,474	470,247	723,370	314,367
Foreign taxes	16	—	—	—

Total liabilities	426,291,412	31,806,713	48,107,778	8,770,652

NET ASSETS	$6,511,266,769	$2,391,080,273	$3,732,573,775	$893,034,933

NET ASSETS CONSIST OF:
Paid-in capital	$6,326,303,411	$2,482,910,673	$3,854,505,882	$854,991,936
Accumulated earnings (loss)	184,963,358	(91,830,400)	(121,932,107)	38,042,997

NET ASSETS	$6,511,266,769	$2,391,080,273	$3,732,573,775	$893,034,933

Shares outstanding	173,500,000	41,400,000	60,300,000	18,100,000

Net asset value	$37.53	$57.76	$61.90	$49.34

Shares authorized	600 million	100 million	500 million	525 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$24,238,355	$4,825,342	$36,418,053	$1,125,209
(b) Investments, at cost — Unaffiliated	$5,986,448,236	$2,414,953,192	$3,391,279,612	$799,052,512
(c) Investments, at cost — Affiliated	$25,569,836	$17,390,187	$49,174,925	$4,175,051
(d) Foreign currency, at cost	$55,768,058	$1,590,741	$10,087,551	$1,086,765

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2022

iShares MSCI Global Min Vol Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,204,754,773
Affiliated(c)	20,828,617
Foreign currency, at value(d)	4,474,346
Cash pledged:
Futures contracts	591,000
Receivables:
Investments sold	523,003
Securities lending income — Affiliated	1,788
Dividends	5,896,965
Tax reclaims	4,103,778

Total assets	5,241,174,270

LIABILITIES
Bank overdraft	219,272
Collateral on securities loaned, at value	11,316,839
Deferred foreign capital gain tax	5,130,332
Payables:
Investments purchased	213
Variation margin on futures contracts	107,964
Capital shares redeemed	649,091
Investment advisory fees	810,761

Total liabilities	18,234,472

NET ASSETS	$5,222,939,798

NET ASSETS CONSIST OF:
Paid-in capital	$4,605,301,365
Accumulated earnings	617,638,433

NET ASSETS	$5,222,939,798

Shares outstanding	51,500,000

Net asset value	$101.42

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$11,137,090
(b) Investments, at cost — Unaffiliated	$4,448,390,934
(c) Investments, at cost — Affiliated	$20,826,323
(d) Foreign currency, at cost	$4,502,639

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2022

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)	iShares MSCI Emerging Markets Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$60,889,475	$22,775,063	$23,433,828	$8,503,772
Dividends — Affiliated	6,779	1,149	1,297	662
Interest — Unaffiliated	—	—	78	—
Securities lending income — Affiliated — net	594,580	132,843	181,769	29,613
Foreign taxes withheld	(7,506,593)	(2,805,050)	(2,729,963)	(1,111,652)
Other foreign taxes	(265,254)	(24,063)	(138)	(2,073)

Total investment income	53,718,987	20,079,942	20,886,871	7,420,322

EXPENSES
Investment advisory fees	8,244,894	2,339,547	12,835,576	1,858,236
Commitment fees	19,090	14,979	19,090	6,574
Professional fees	217	217	217	217
Mauritius income taxes	—	—	298	—
Interest expense	14,212	5,028	2,902	7,702

Total expenses	8,278,413	2,359,771	12,858,083	1,872,729

Less:
Investment advisory fees waived	—	—	(8,180,720)	—

Total expenses after fees waived	8,278,413	2,359,771	4,677,363	1,872,729

Net investment income	45,440,574	17,720,171	16,209,508	5,547,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(85,006,682)	(36,799,897)	263,130,468	23,480,501
Investments — Affiliated	(13,582)	(2,640)	1,372	(470)
In-kind redemptions — Unaffiliated	21,432,720	—	7,042,281	—
Futures contracts	(1,844,828)	90,316	305,040	(121,309)
Foreign currency transactions	(1,316,794)	(569,959)	34,106	(397,055)

Net realized gain (loss)	(66,749,166)	(37,282,180)	270,513,267	22,961,667

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(816,743,734)	(125,360,487)	(358,232,153)	(81,672,738)
Investments — Affiliated	(3,354)	(250)	(7,586)	(886)
Futures contracts	(563,596)	(359,146)	(608,194)	(142,620)
Foreign currency translations	(4,576)	532,648	(171,281)	(25,490)

Net change in unrealized appreciation (depreciation)	(817,315,260)	(125,187,235)	(359,019,214)	(81,841,734)

Net realized and unrealized loss	(884,064,426)	(162,469,415)	(88,505,947)	(58,880,067)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(838,623,852)	$(144,749,244)	$(72,296,439)	$(53,332,474)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(2,764,964)	$(1,051,410)	$(1,101,354)	$(1,534,084)
(b) Net of reduction in deferred foreign capital gain tax of	$7,802,457	$3,173,836	$4,134,800	$2,497,231

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2022

iShares MSCI Global Min Vol Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$41,978,262
Dividends — Affiliated	894
Securities lending income — Affiliated — net	20,809
Foreign taxes withheld	(1,746,458)
Other foreign taxes	(83,433)

Total investment income	40,170,074

EXPENSES
Investment advisory fees	8,331,331
Commitment fees	16,943
Professional fees	217
Interest expense	3,610

Total expenses	8,352,101

Less:
Investment advisory fees waived	(3,063,589)

Total expenses after fees waived	5,288,512

Net investment income	34,881,562

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	93,819,487
Investments — Affiliated	1,965
In-kind redemptions — Unaffiliated	30,232,770
Futures contracts	351,389
Foreign currency transactions	(902,041)

Net realized gain	123,503,570

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(374,574,242)
Investments — Affiliated	(6,391)
Futures contracts	(864,030)
Foreign currency translations	(105,326)

Net change in unrealized appreciation (depreciation)	(375,549,989)

Net realized and unrealized loss	(252,046,419)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(217,164,857)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(17,702)
(b) Net of reduction in deferred foreign capital gain tax of	$400,937

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EM ETF			iShares MSCI Emerging Markets ex China ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,440,574	$113,247,754	$17,720,171	$11,581,156
Net realized gain (loss)	(66,749,166)	61,224,537	(37,282,180)	(15,405,558)
Net change in unrealized appreciation (depreciation)	(817,315,260)	864,277,615	(125,187,235)	86,165,901

Net increase (decrease) in net assets resulting from operations	(838,623,852)	1,038,749,906	(144,749,244)	82,341,499

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(133,979,813)	(85,824,734)	(26,460,646)	(4,756,653)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	378,426,970	2,498,038,201	1,280,823,566	1,130,275,959

NET ASSETS
Total increase (decrease) in net assets	(594,176,695)	3,450,963,373	1,109,613,676	1,207,860,805
Beginning of period	7,105,443,464	3,654,480,091	1,281,466,597	73,605,792

End of period	$6,511,266,769	$7,105,443,464	$2,391,080,273	$1,281,466,597

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)		iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,209,508	$87,105,453	$5,547,593	$16,623,722
Net realized gain	270,513,267	322,703,890	22,961,667	5,150,252
Net change in unrealized appreciation (depreciation)	(359,019,214)	238,627,963	(81,841,734)	117,257,997

Net increase (decrease) in net assets resulting from operations	(72,296,439)	648,437,306	(53,332,474)	139,031,971

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(48,413,834)	(97,556,628)	(15,540,802)	(12,014,914)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(21,230,434)	(924,624,509)	200,709,002	92,574,411

NET ASSETS
Total increase (decrease) in net assets	(141,940,707)	(373,743,831)	131,835,726	219,591,468
Beginning of period	3,874,514,482	4,248,258,313	761,199,207	541,607,739

End of period	$3,732,573,775	$3,874,514,482	$893,034,933	$761,199,207

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/28/22 (unaudited)	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,881,562	$110,335,290
Net realized gain	123,503,570	425,892,769
Net change in unrealized appreciation (depreciation)	(375,549,989)	291,860,683

Net increase (decrease) in net assets resulting from operations	(217,164,857)	828,088,742

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(58,519,534)	(97,299,099)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	192,363,070	(1,349,346,257)

NET ASSETS
Total decrease in net assets	(83,321,321)	(618,556,614)
Beginning of period	5,306,261,119	5,924,817,733

End of period	$5,222,939,798	$5,306,261,119

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF

	Six Months Ended
	02/28/22		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/21	08/31/20	08/31/19	08/31/18 (a)	08/31/17 (a)

Net asset value, beginning of period	$43.35		$35.93	$32.03	$33.65	$34.58	$28.23

Net investment income(b)	0.28		0.75	0.89	0.91	0.94	0.85
Net realized and unrealized gain (loss)(c)		(5.27)	7.23	3.89	(1.85)	(1.17)	5.81

Net increase (decrease) from investment operations		(4.99)	7.98	4.78	(0.94)	(0.23)	6.66

Distributions(d)
From net investment income		(0.83)	(0.56)	(0.88)	(0.68)	(0.70)	(0.31)

Total distributions		(0.83)	(0.56)	(0.88)	(0.68)	(0.70)	(0.31)

Net asset value, end of period	$37.53		$43.35	$35.93	$32.03	$33.65	$34.58

Total Return(e)
Based on net asset value	(11.61	)%(f)	22.30%	15.11%	(2.76)%	(0.72)%	23.75%

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25%	0.42%

Net investment income	1.38	%(h)	1.76%	2.75%	2.76%	2.63%	2.73%

Supplemental Data
Net assets, end of period (000)	$6,511,267		$7,105,443	$3,654,480	$672,543	$329,753	$96,812

Portfolio turnover rate(i)	20	%(f)	41%	46%	34%	45%	29%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF

	Six Months Ended						Period From
	02/28/22		Year Ended	Year Ended	Year Ended	Year Ended	07/18/17	(a)
	(unaudited)		08/31/21	08/31/20	08/31/19	08/31/18	to 08/31/17

Net asset value, beginning of period	$62.82		$46.00	$46.25	$49.59	$51.14	$50.22

Net investment income(b)	0.57		1.58	1.46	1.62	1.10	0.13
Net realized and unrealized gain (loss)(c)		(4.80)	16.09	(0.05)	(3.83)	(1.80)	0.79

Net increase (decrease) from investment operations		(4.23)	17.67	1.41	(2.21)	(0.70)	0.92

Distributions(d)
From net investment income		(0.83)	(0.85)	(1.66)	(1.13)	(0.85)	—

Total distributions		(0.83)	(0.85)	(1.66)	(1.13)	(0.85)	—

Net asset value, end of period	$57.76		$62.82	$46.00	$46.25	$49.59	$51.14

Total Return(e)
Based on net asset value	(6.81	)%(f)	38.66%	2.87%	(4.42)%	(1.41)%	1.83	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.36%	0.49%	0.49%	0.49	%(h)

Total expenses after fees waived	0.25	%(h)	0.22%	0.16%	0.26%	0.41%	0.41	%(h)

Net investment income	1.89	%(h)	2.65%	3.24%	3.38%	2.09%	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$2,391,080		$1,281,467	$73,606	$27,748	$9,919	$10,227

Portfolio turnover rate(i)	11	%(f)	51%	18%	10%	9%	0	%(f)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$63.94		$55.97		$56.84	$59.22		$58.01	$53.40

Net investment income(a)	0.27		1.32	(b)	1.42	1.57		1.49	1.28
Net realized and unrealized gain (loss)(c)		(1.49)	8.12		(0.82)	(2.46)		1.23	4.48

Net increase (decrease) from investment operations		(1.22)	9.44		0.60	(0.89)		2.72	5.76

Distributions(d)
From net investment income		(0.82)	(1.47)		(1.47)	(1.49)		(1.51)	(1.15)

Total distributions		(0.82)	(1.47)		(1.47)	(1.49)		(1.51)	(1.15)

Net asset value, end of period	$61.90		$63.94		$55.97	$56.84		$59.22	$58.01

Total Return(e)
Based on net asset value	(1.94	)%(f)	17.04	%(b)	1.07%	(1.44	)%(g)	4.70%	11.11%

Ratios to Average Net Assets(h)
Total expenses	0.69	%(i)	0.69%		0.70%	0.68%		0.67%	0.69%

Total expenses after fees waived	0.25	%(i)	0.25%		0.25%	0.25%		0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.69%		N/A	N/A		N/A	N/A

Net investment income	0.87	%(i)	2.15	%(b)	2.59%	2.71%		2.47%	2.40%

Supplemental Data
Net assets, end of period (000)	$3,732,574		$3,874,514		$4,248,258	$5,417,265		$4,666,697	$4,037,428

Portfolio turnover rate(j)	12	%(f)	38%		23%	24%		22%	23%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$53.61		$44.03	$40.35	$44.78	$46.04	$37.46

Net investment income(a)	0.34		1.23	1.11	1.47	1.39	0.91
Net realized and unrealized gain (loss)(b)		(3.68)	9.24	3.73	(4.72)	(1.63)	8.53

Net increase (decrease) from investment operations		(3.34)	10.47	4.84	(3.25)	(0.24)	9.44

Distributions(c)
From net investment income		(0.93)	(0.89)	(1.16)	(1.18)	(1.02)	(0.86)

Total distributions		(0.93)	(0.89)	(1.16)	(1.18)	(1.02)	(0.86)

Net asset value, end of period	$49.34		$53.61	$44.03	$40.35	$44.78	$46.04

Total Return(d)
Based on net asset value	(6.27	)%(e)	23.97%	12.17%	(7.16)%	(0.65)%	25.80%

Ratios to Average Net Assets(f)
Total expenses	0.45	%(g)	0.45%	0.45%	0.45%	0.45%	0.50%

Total expenses after fees waived	0.45	%(g)	0.45%	0.45%	0.45%	0.42%	0.42%

Net investment income	1.34	%(g)	2.44%	2.71%	3.55%	2.87%	2.24%

Supplemental Data
Net assets, end of period (000)	$893,035		$761,199	$541,608	$411,575	$291,071	$82,873

Portfolio turnover rate(h)	21	%(e)	49%	45%	53%	39%	36%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/28/22 (unaudited)		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17

Net asset value, beginning of period	$106.77		$93.16	$93.54	$87.04	$81.13	$75.82

Net investment income(a)	0.69		1.97	2.13	2.16	1.82	1.84
Net realized and unrealized gain (loss)(b)		(4.91)	13.38	(0.18)	6.36	5.85	5.40

Net increase (decrease) from investment operations		(4.22)	15.35	1.95	8.52	7.67	7.24

Distributions(c)
From net investment income		(1.13)	(1.74)	(2.33)	(2.02)	(1.76)	(1.93)

Total distributions		(1.13)	(1.74)	(2.33)	(2.02)	(1.76)	(1.93)

Net asset value, end of period	$101.42		$106.77	$93.16	$93.54	$87.04	$81.13

Total Return(d)
Based on net asset value	(4.00	)%(e)	16.63%	2.13%	9.99%	9.56%	9.75%

Ratios to Average Net Assets(f)
Total expenses	0.32	%(g)	0.32%	0.32%	0.32%	0.31%	0.32%

Total expenses after fees waived	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.32	%(g)	2.00%	2.33%	2.45%	2.17%	2.40%

Supplemental Data
Net assets, end of period (000)	$5,222,940		$5,306,261	$5,924,818	$5,275,720	$3,342,400	$3,675,374

Portfolio turnover rate(h)	10	%(e)	25%	22%	21%	23%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Emerging Markets Multifactor	Diversified
MSCI Global Min Vol Factor	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets Min Vol Factor ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $1,064, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective June 15, 2021, MSCI Emerging Markets Min Vol Factor no longer invests in the Subsidiary. MSCI Emerging Markets Min Vol Factor transferred substantially all of the assets of MSCI Emerging Markets Min Vol Factor’s wholly owned Mauritius Subsidiary to MSCI Emerging Markets Min Vol Factor through on-exchange transactions in India. MSCI Emerging Markets Min Vol Factor recognized a net realized gain of $220,328,652 as a result of this transaction. After the transfer, MSCI Emerging Markets Min Vol Factor began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

The iShares MSCI Emerging Markets Min Vol Factor ETF has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware MSCI EM
Barclays Bank PLC	$7,097,050	$7,097,050		$—	$—
BNP Paribas SA	1,837,851	1,837,851		—	—
Citigroup Global Markets, Inc.	3,862,327	3,862,327		—	—
Credit Suisse Securities (USA) LLC	104,804	104,804		—	—
J.P. Morgan Securities LLC	9,814,851	9,814,851		—	—
Macquarie Bank Ltd.	1,354,659	1,354,659		—	—
Scotia Capital (USA), Inc.	166,813	166,813		—	—

	$24,238,355	$24,238,355		$—	$—

MSCI Emerging Markets ex China
Barclays Capital, Inc.	$334,247	$334,247		$—	$—
BNP Paribas SA	771,804	771,804		—	—
BofA Securities, Inc.	199,005	199,005		—	—
Citigroup Global Markets, Inc.	1,077,264	1,077,264		—	—
Credit Suisse Securities (USA) LLC	499,210	499,210		—	—
Macquarie Bank Ltd.	196,699	196,699		—	—
Morgan Stanley	1,742,780	1,742,780		—	—
UBS AG	4,333	4,333		—	—

	$4,825,342	$4,825,342		$—	$—

MSCI Emerging Markets Min Vol Factor
BofA Securities, Inc.	$10,426,557	$10,426,557		$—	$—
J.P. Morgan Securities LLC	300,521	300,521		—	—
Macquarie Bank Ltd.	175,519	175,519		—	—
Morgan Stanley	25,258,121	25,258,121		—	—
Wells Fargo Bank N.A	257,335	257,335		—	—

	$36,418,053	$36,418,053		$—	$—

MSCI Emerging Markets Multifactor
Credit Suisse Securities (USA) LLC	$493,362	$493,362		$—	$—
HSBC Bank PLC	85,417	85,417		—	—
J.P. Morgan Securities LLC	488,217	488,217		—	—
Morgan Stanley	58,213	58,213		—	—

	$1,125,209	$1,125,209		$—	$—

MSCI Global Min Vol Factor
BNP Paribas SA	$3,021,761	$2,977,036		$—	$(44,725	)(b)
Citigroup Global Markets, Inc.	2,510,548	2,510,548		—	—
J.P. Morgan Securities LLC	5,321,765	5,321,765		—	—
Morgan Stanley	29,546	29,546		—	—
RBC Capital Markets LLC	253,470	253,470		—	—

	$11,137,090	$11,092,365		$—	$(44,725)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware MSCI EM	0.25%
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Multifactor	0.45

For its investment advisory services to the iShares MSCI Emerging Markets Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

For its investment advisory services to the iShares MSCI Global Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI Emerging Markets Min Vol Factor and iShares MSCI Global Min Vol Factor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% and 0.20%, respectively, of average daily net assets.

For each of the iShares MSCI Emerging Markets ex China and iShares MSCI Emerging Markets Multifactor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2022 and December 31, 2026, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MSCI Emerging Markets Min Vol Factor	$8,180,720
MSCI Global Min Vol Factor	3,063,589

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware MSCI EM	$140,824
MSCI Emerging Markets ex China	30,596
MSCI Emerging Markets Min Vol Factor	44,914
MSCI Emerging Markets Multifactor	7,611
MSCI Global Min Vol Factor	7,462

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EM	$60,870,045	$47,519,509	$(9,491,903)
MSCI Emerging Markets ex China	1,573,882	5,263,490	(1,054,953)
MSCI Emerging Markets Min Vol Factor	36,537,756	19,099,682	(2,928,529)
MSCI Emerging Markets Multifactor	26,696,787	16,127,556	238,497
MSCI Global Min Vol Factor	82,262,754	108,245,429	18,683,326

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware MSCI EM	$1,573,860,040	$1,288,290,379
MSCI Emerging Markets ex China	1,193,082,872	201,471,704
MSCI Emerging Markets Min Vol Factor	467,557,113	476,022,096
MSCI Emerging Markets Multifactor	342,759,403	173,776,713
MSCI Global Min Vol Factor	606,263,315	534,616,376

For the six months ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware MSCI EM	$116,845,242	$110,034,352
MSCI Emerging Markets ex China	278,136,733	—
MSCI Emerging Markets Min Vol Factor	4,715,369	31,584,259
MSCI Emerging Markets Multifactor	20,397,815	—
MSCI Global Min Vol Factor	204,470,313	97,388,602

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware MSCI EM	$96,635,574
MSCI Emerging Markets ex China	11,629,292
MSCI Emerging Markets Min Vol Factor	871,741,410
MSCI Emerging Markets Multifactor	62,842,118
MSCI Global Min Vol Factor	235,562,633

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware MSCI EM	$6,124,145,007	$1,158,608,481	$(767,852,879)	$390,755,602
MSCI Emerging Markets ex China	2,439,306,369	169,097,504	(211,446,344)	(42,348,840)
MSCI Emerging Markets Min Vol Factor	3,272,783,751	781,298,885	(290,120,007)	491,178,878
MSCI Emerging Markets Multifactor	813,892,992	153,426,808	(74,147,267)	79,279,541
MSCI Global Min Vol Factor	4,491,927,928	1,009,068,255	(275,857,824)	733,210,431

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG Aware MSCI EM	$58,000,000	$2,560,453	1.10%
MSCI Emerging Markets ex China	18,900,000	918,232	1.09
MSCI Emerging Markets Min Vol Factor	15,800,000	523,757	1.10
MSCI Emerging Markets Multifactor	41,932,090	1,390,014	1.10
MSCI Global Min Vol Factor	19,653,000	651,481	1.10

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

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Notes to Financial Statements (unaudited) (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/22		Year Ended 08/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EM
Shares sold	17,200,000	$679,753,097	76,700,000	$3,110,611,419
Shares redeemed	(7,600,000)	(301,326,127)	(14,500,000)	(612,573,218)

Net increase	9,600,000	$378,426,970	62,200,000	$2,498,038,201

MSCI Emerging Markets ex China
Shares sold	21,000,000	$1,280,823,566	18,800,000	$1,130,275,959

MSCI Emerging Markets Min Vol Factor
Shares sold	1,400,000	$86,911,885	600,000	$39,620,351
Shares redeemed	(1,700,000)	(108,142,319)	(15,900,000)	(964,244,860)

Net decrease	(300,000)	$(21,230,434)	(15,300,000)	$(924,624,509)

MSCI Emerging Markets Multifactor
Shares sold	3,900,000	$200,709,002	2,100,000	$102,725,207
Shares redeemed	—	—	(200,000)	(10,150,796)

Net increase	3,900,000	$200,709,002	1,900,000	$92,574,411

MSCI Global Min Vol Factor
Shares sold	2,900,000	$307,862,382	500,000	$52,148,364
Shares redeemed	(1,100,000)	(115,499,312)	(14,400,000)	(1,401,494,621)

Net increase (decrease)	1,800,000	$192,363,070	(13,900,000)	$(1,349,346,257)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets ex China ETF, iShares MSCI Emerging Markets Min Vol Factor ETF, iShares MSCI Emerging Markets Multifactor ETF and iShares MSCI Global Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware MSCI EM(a)	$0.532670	$—	$0.297955	$0.830625	64%	—%	36%	100%
MSCI Emerging Markets ex China(a)	0.625853	—	0.199506	0.825359	76	—	24	100
MSCI Emerging Markets Min Vol Factor(a)	0.703039	—	0.116146	0.819185	86	—	14	100
MSCI Emerging Markets Multifactor(a)	0.755630	—	0.174098	0.929728	81	—	19	100
MSCI Global Min Vol Factor(a)	1.021488	—	0.106056	1.127544	91	—	9	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0222

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 27, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 27, 2022